Schedule of Investments
California Municipal Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.01% Shares Held Value (000's)
Exchange-Traded Funds - 0.01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 13
iShares California Muni Bond ETF 702 40
$ 53
TOTAL INVESTMENT COMPANIES $ 53
MUNICIPAL BONDS - 105.48%
Principal
Amount (000's) Value (000's)
California - 99.36%
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
$ 1,000 $ 1,004
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 1,027
5.00%, 10/01/2035 5,270 5,390
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2043
(a)
1,000 1,119
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,837
Bay Area Toll Authority
3.90%, 04/01/2055
(c)
600 600
5.00%, 04/01/2044 1,000 1,107
5.00%, 04/01/2045 1,000 1,103
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,230 1,883
Burbank-Glendale-Pasadena Airport Authority Brick
Campaign (credit support from Assured Guaranty
Municipal Corp )
4.00%, 07/01/2054
(a)
1,440 1,421
California Community Choice Financing Authority
4.00%, 02/01/2052
(c)
2,275 2,298
4.00%, 10/01/2052
(c)
6,115 6,176
4.00%, 05/01/2053
(c)
3,150 3,177
5.00%, 02/01/2054
(c)
5,000 5,359
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,485 1,389
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,023
5.00%, 10/01/2045 1,000 1,016
5.00%, 06/01/2046 4,000 4,867
5.00%, 05/01/2049 9,460 11,440
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,803
5.00%, 08/15/2034 2,000 2,073
5.00%, 02/01/2035 2,000 2,016
5.00%, 06/01/2041
(c)
10,000 10,958
5.00%, 11/15/2048 2,785 2,884
5.00%, 12/01/2054 2,000 2,138
5.25%, 12/01/2043 2,155 2,372
California Housing Finance Agency
3.50%, 11/20/2035 9,400 9,017
4.25%, 01/15/2035 8,298 8,574
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(a)
4,515 4,534
California Infrastructure & Economic Development
Bank
3.95%, 01/01/2050
(c),(d)
3,500 3,500
5.00%, 08/01/2036 2,250 2,459
5.00%, 08/01/2037 1,000 1,092
5.00%, 08/01/2038 1,175 1,279
5.00%, 08/01/2039 1,130 1,226
8.00%, 01/01/2050
(c),(d)
9,000 9,439
8.00%, 01/01/2050
(c),(d)
13,000 13,179
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
$ 4,000 $ 3,828
4.00%, 07/15/2029 12,360 12,355
4.00%, 10/01/2039 2,150 2,152
4.00%, 10/01/2046 1,930 1,785
4.38%, 09/01/2053
(c)
1,700 1,780
5.00%, 05/15/2033 1,000 1,057
5.00%, 05/15/2034 1,000 1,055
5.00%, 12/31/2034 7,550 7,810
5.00%, 12/31/2036 8,000 8,252
5.00%, 05/15/2038 2,000 2,097
5.00%, 10/01/2044 1,000 1,017
5.25%, 11/01/2036 2,100 2,115
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2046
(a)
2,000 1,957
5.00%, 05/15/2031
(a)
400 436
5.00%, 05/15/2043
(a)
600 628
5.00%, 05/15/2044
(a)
5,000 5,225
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,656
California Municipal Finance Authority (credit
support from Fannie Mae Collateral )
4.45%, 12/01/2042
(a)
4,730 4,785
California Pollution Control Financing Authority
3.00%, 11/01/2025 11,380 11,242
3.20%, 03/01/2042
(c)
1,800 1,800
3.38%, 07/01/2025 2,000 1,989
4.25%, 12/01/2027
(c)
1,200 1,202
4.30%, 07/01/2040 3,600 3,600
5.00%, 07/01/2029
(d)
1,000 1,057
5.00%, 07/01/2029
(d)
1,000 1,085
5.00%, 07/01/2030
(d)
2,000 2,014
5.00%, 07/01/2030
(d)
565 620
5.00%, 07/01/2031
(d)
1,000 1,109
5.00%, 07/01/2037
(d)
11,000 11,037
5.00%, 07/01/2039
(d)
8,500 8,911
5.00%, 11/21/2045
(d)
2,250 2,326
California Public Finance Authority
3.85%, 07/15/2062
(c)
4,800 4,800
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 1,942
5.00%, 08/01/2038
(d)
1,000 1,028
California State Public Works Board
5.00%, 10/01/2039 4,500 4,512
California State University
5.00%, 11/01/2037 2,000 2,099
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(d)
650 619
4.00%, 09/02/2029 1,000 1,008
4.00%, 07/01/2048 1,800 1,746
5.00%, 10/01/2028 1,875 1,898
5.00%, 11/01/2032
(d)
1,135 1,169
5.00%, 05/15/2034 5,210 5,321
5.00%, 06/01/2034
(d)
375 391
5.00%, 09/02/2034 1,000 1,056
5.00%, 12/01/2036
(d)
5,000 5,094
5.00%, 09/02/2038 3,000 3,128
5.00%, 06/01/2039
(d)
475 485
5.00%, 09/02/2039 945 991
5.00%, 09/02/2039 900 951
5.00%, 09/02/2039 745 775
5.00%, 05/15/2040 3,840 3,900
5.00%, 09/02/2040 1,000 1,043

Schedule of Investments
California Municipal Fund
July 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.00%, 12/01/2041
(d)
$ 4,040 $ 4,094
5.00%, 09/02/2044 1,425 1,464
5.00%, 09/02/2048 940 968
5.00%, 09/02/2049 600 616
5.00%, 06/01/2051
(d)
1,950 1,955
5.25%, 12/01/2034 3,500 3,516
5.25%, 12/01/2038
(d)
1,000 1,047
5.25%, 12/01/2043
(d)
3,825 3,968
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
3,000 3,059
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,097
6.00%, 05/01/2043 1,550 1,586
Chino Valley Unified School District
5.00%, 08/01/2055
(e)
6,570 6,994
5.25%, 08/01/2047 2,000 2,096
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,276
City of Irvine CA
4.00%, 09/02/2038 1,000 1,011
5.00%, 09/01/2049 2,000 2,003
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,870
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,027
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 580
5.00%, 05/15/2026 1,000 1,013
5.00%, 05/15/2026 415 428
5.00%, 05/15/2028
(e)
2,760 2,907
5.00%, 05/15/2029 1,875 1,997
5.00%, 05/15/2036 1,500 1,513
5.00%, 05/15/2036 5,000 5,264
5.00%, 05/15/2037
(e)
4,225 4,574
5.00%, 05/15/2042
(e)
3,500 3,574
5.00%, 05/15/2044
(e)
3,100 3,166
5.00%, 05/15/2044
(e)
4,090 4,236
5.50%, 05/15/2040
(e)
5,000 5,582
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,064
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 2,225
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,001
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2036 1,350 1,387
5.00%, 07/01/2037 2,000 2,079
Dinuba Redevelopment Agency Successor
Agency (credit support from Build America Mutual
Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,005
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 9
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 487
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,000 5,855
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 $ 1,000 $ 1,040
5.00%, 06/01/2028 5,000 5,312
5.00%, 06/01/2051 5,035 5,237
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,002
Irvine Ranch Water District Water Service Corp
3.15%, 10/01/2037
(c)
300 300
3.15%, 10/01/2041
(c)
700 700
La Verne Public Financing Authority
7.25%, 09/01/2026 290 291
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 3,799
5.50%, 11/15/2030 1,010 1,098
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 1,695 1,918
5.00%, 07/01/2038 960 1,122
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,050
Los Angeles County Sanitation Districts Financing
Authority
5.00%, 10/01/2035 4,500 4,605
Los Angeles Department of Water & Power
3.80%, 07/01/2047
(c)
7,000 7,000
3.88%, 07/01/2050
(c)
7,000 7,000
5.00%, 07/01/2042
(e)
5,500 6,130
Los Angeles Unified School District/CA
5.00%, 07/01/2033 5,000 5,859
5.25%, 07/01/2042 8,350 8,865
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,587
Metropolitan Water District of Southern California
5.00%, 07/01/2039 1,000 1,113
5.00%, 07/01/2040 5,000 5,540
5.00%, 04/01/2054 1,000 1,119
Mizuho Floater/Residual Trust
2.75%, 01/01/2040
(c),(d)
400 400
M-S-R Energy Authority
6.13%, 11/01/2029 1,975 2,090
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,002
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,081
5.00%, 03/01/2047 1,500 1,545
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,476
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,036
5.00%, 09/01/2029
(a)
1,000 1,036
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,000
Port of Los Angeles
5.00%, 08/01/2025 1,210 1,231
5.00%, 08/01/2032 1,740 1,742
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,612

Schedule of Investments
California Municipal Fund
July 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 $ 4,540 $ 4,700
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,061
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,287
5.00%, 11/01/2037
(a)
3,660 3,972
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,532
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,908
4.00%, 06/01/2046 2,980 2,903
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,075
Sacramento Municipal Utility District
5.00%, 11/15/2045 1,000 1,135
Salinas Valley Solid Waste Authority (credit support
from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,250
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,579
5.00%, 07/01/2037 2,300 2,420
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 11,096
5.00%, 07/01/2025 955 968
5.00%, 07/01/2039 2,000 2,172
5.00%, 07/01/2042 5,000 5,104
San Diego Housing Authority Inc (credit support
from Federal Home Loan Mortgage Corporation
Collateral HUD Section 8 )
4.20%, 06/01/2040
(a)
3,215 3,235
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2039 2,075 2,088
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,034
5.00%, 05/01/2035 1,000 1,055
5.00%, 05/01/2036 3,000 3,151
5.50%, 05/01/2043 4,000 4,463
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 7,880
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,002
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,019
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 684
Santa Monica-Malibu Unified School District
4.00%, 08/01/2041 2,340 2,395
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,227
5.00%, 11/01/2029 2,725 2,831
5.00%, 07/01/2049 1,000 1,123
5.25%, 07/01/2049 1,000 1,148
State of California
5.00%, 09/01/2028 5,030 5,455
5.00%, 09/01/2034 5,000 5,181
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
State of California (credit support from Assured
Guaranty Municipal Corp )
5.25%, 08/01/2032
(a)
$ 5,000 $ 5,760
Tender Option Bond Trust Receipts/Certificates
3.90%, 02/01/2046
(c),(d)
200 200
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,609
5.00%, 06/01/2048 5,000 5,146
Transbay Joint Powers Authority
5.00%, 10/01/2037 700 733
Travis Unified School District (credit support from
Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,026
University of California
4.00%, 05/15/2037 3,365 3,539
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,542
$ 608,232
Guam - 1.49%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 8,126
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,014
$ 9,140
Puerto Rico - 3.57%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(b)
526 355
0.00%, 11/01/2043
(b),(c)
1,806 1,106
4.00%, 07/01/2033 5,500 5,516
4.00%, 07/01/2037 316 307
4.00%, 07/01/2041 429 402
4.00%, 07/01/2046 446 408
5.38%, 07/01/2025 227 229
5.63%, 07/01/2027 451 471
5.63%, 07/01/2029 444 477
5.75%, 07/01/2031 431 477
Puerto Rico Industrial Tourist Educational Medical
& Envir onmental Control Facilities Financing
Authority
6.50%, 01/01/2042 3,250 3,819
6.75%, 01/01/2045 4,585 5,423
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
4.50%, 07/01/2034 2,888 2,892
$ 21,882
Virgin Islands - 1.06%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 6,250 6,497
TOTAL MUNICIPAL BONDS $ 645,751
Total Investments $ 645,804
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.87)%
Notes with interest rates of 3.62% - 3.66% at July
31, 2024 and contractual maturities of collateral of
2027-2030.
(f)
$ (23,715) (23,715)
Total Net Investments $ 622,089
Other Assets and Liabilities -  (1.62)% (9,908)
TOTAL NET ASSETS - 100.00% $ 612,181

Schedule of Investments
California Municipal Fund
July 31, 2024 (unaudited)
See accompanying notes.

(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $84,670 or 13.83% of net assets.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2024.

Schedule of Investments
Core Fixed Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .31 % Shares Held Value (000's)
Money Market Funds - 1 .31%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
4,242,036 $ 4,242
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
138,396,801 138,397
$ 142,639
TOTAL INVESTMENT COMPANIES $ 142,639
COMMON STOCKS - 0 .19 % Shares Held Value (000's)
Transportation - 0 .19%
Trailer Bridge Inc
(d),(e)
178,279 $ 21,011
TOTAL COMMON STOCKS $ 21,011
BONDS - 52 .77%
Principal
Amount (000's) Value (000's)
Airlines - 0 .91%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(f)
$ 21,769 $ 21,488
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(f)
24,492 24,246
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 02/15/2027 5,088 5,023
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 7,271 6,360
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 02/15/2037
(g)
42,000 42,550
$ 99,667
Apparel - 0 .13%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,059
Automobile Asset Backed Securities - 2 .82%
BMW Vehicle Owner Trust 2023-A
5.78%, 04/27/2026 12,585 12,591
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
BMW Vehicle Owner Trust 2024-A
5.69%, 02/25/2027 32,500 32,500
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.34%
Carvana Auto Receivables Trust 2021-P4
1.31%, 01/11/2027 8,162 8,004
Ford Credit Auto Owner Trust 2023-A
6.06%, 03/15/2026 4,287 4,290
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.72%
Ford Credit Auto Owner Trust 2024-A
5.70%, 01/15/2027 38,000 38,000
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.36%
Ford Credit Floorplan Master Owner Trust A
6.59%, 05/15/2028
(f)
20,000 20,241
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
GM Financial Consumer Automobile Receivables
Trust 2022-4
5.99%, 11/17/2025 1,661 1,661
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.65%
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.96%, 03/16/2026 4,767 4,769
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.87%, 11/16/2026 34,013 34,041
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Nissan Master Owner Trust Receivables
6.01%, 02/15/2028
(f)
$ 38,000 $ 38,056
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.67%
Tesla Electric Vehicle Trust 2023-1
5.86%, 12/21/2026
(f)
35,000 35,013
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Toyota Auto Receivables 2023-C Owner Trust
5.74%, 08/17/2026 18,303 18,306
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.40%
Toyota Auto Receivables 2024-A Owner Trust
5.69%, 12/15/2026 23,184 23,188
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.35%
Toyota Auto Receivables 2024-C Owner Trust
5.16%, 05/17/2027 38,000 38,067
$ 308,727
Automobile Manufacturers - 0 .72%
American Honda Finance Corp
2.30%, 09/09/2026 7,000 6,660
4.75%, 01/12/2026 9,000 8,999
4.90%, 07/09/2027 15,000 15,128
5.80%, 10/03/2025 47,000 47,484
$ 78,271
Banks - 7 .41%
Bank of America Corp
2.46%, 10/22/2025
(h)
35,000 34,747
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
3.19%, 07/23/2030
(h)
8,000 7,401
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.88%, 08/01/2025 10,000 9,883
3.97%, 02/07/2030
(h)
8,000 7,705
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
5.08%, 01/20/2027
(h)
20,000 20,012
Secured Overnight Financing Rate + 1.29%
Bank of New York Mellon Corp/The
1.65%, 01/28/2031 10,000 8,301
2.10%, 10/24/2024 50,000 49,611
2.80%, 05/04/2026 8,000 7,739
3.00%, 10/30/2028 9,000 8,431
Citigroup Inc
2.98%, 11/05/2030
(h)
51,000 46,366
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 22,767
4.45%, 09/29/2027 8,000 7,898
6.10%, 10/30/2024 9,000 9,006
Secured Overnight Financing Rate + 0.69%
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,767
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 58,078
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(h)
15,000 12,436
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,404
3.81%, 04/23/2029
(h)
13,000 12,504
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.25%, 10/21/2025 23,500 23,256

Schedule of Investments
Core Fixed Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
$ 9,000 $ 8,535
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h)
9,000 6,331
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(h)
47,000 42,510
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
3.90%, 07/15/2025 8,000 7,907
Morgan Stanley
0.86%, 10/21/2025
(h)
7,500 7,421
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(h)
10,000 8,189
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 5,141
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h)
38,000 33,974
Secured Overnight Financing Rate + 1.14%
3.95%, 04/23/2027 10,000 9,753
4.00%, 07/23/2025 5,000 4,944
5.12%, 02/01/2029
(h)
18,000 18,169
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,106
PNC Bank NA
2.70%, 10/22/2029 53,000 47,435
2.95%, 02/23/2025 10,000 9,860
3.10%, 10/25/2027 4,750 4,516
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 12,689
Secured Overnight Financing Rate + 0.98%
Truist Bank
2.64%, 09/17/2029
(h)
52,000 51,304
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
3.30%, 05/15/2026 5,000 4,837
Truist Financial Corp
1.27%, 03/02/2027
(h)
5,500 5,172
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(h)
29,000 23,381
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,488
3.15%, 04/27/2027 3,800 3,657
3.60%, 09/11/2024 12,000 11,973
3.90%, 04/26/2028 5,000 4,870
4.84%, 02/01/2034
(h)
25,000 24,243
Secured Overnight Financing Rate + 1.60%
US Bank NA/Cincinnati OH
2.80%, 01/27/2025 7,000 6,911
Wells Fargo & Co
2.41%, 10/30/2025
(h)
32,000 31,752
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
2.88%, 10/30/2030
(h)
32,000 28,989
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
$ 811,369
Beverages - 0 .78%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 33,221
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,316
5.00%, 06/15/2034
(i)
30,000 30,424
$ 84,961
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 2 .05%
Amgen Inc
1.65%, 08/15/2028 $ 20,000 $ 17,814
2.20%, 02/21/2027 11,500 10,808
2.45%, 02/21/2030 40,000 35,673
5.25%, 03/02/2033 19,000 19,310
Biogen Inc
2.25%, 05/01/2030 65,000 56,582
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 17,123
2.60%, 10/01/2040 19,000 13,476
3.50%, 02/01/2025 10,000 9,909
3.65%, 03/01/2026 21,000 20,617
5.25%, 10/15/2033 22,000 22,620
$ 223,932
Chemicals - 0 .71%
Air Liquide Finance SA
2.25%, 09/10/2029
(f)
24,000 21,601
Westlake Corp
2.88%, 08/15/2041 15,000 10,394
3.38%, 06/15/2030 4,500 4,159
3.60%, 08/15/2026 43,000 41,925
$ 78,079
Commercial Services - 0 .80%
ERAC USA Finance LLC
4.60%, 05/01/2028
(f)
38,500 38,459
5.00%, 02/15/2029
(f)
9,500 9,653
7.00%, 10/15/2037
(f)
13,000 15,140
United Rentals North America Inc
6.00%, 12/15/2029
(f)
24,000 24,351
$ 87,603
Computers - 0 .94%
Apple Inc
1.13%, 05/11/2025 10,000 9,706
2.05%, 09/11/2026 30,000 28,547
2.38%, 02/08/2041 20,000 14,315
3.20%, 05/11/2027 13,000 12,616
3.25%, 02/23/2026 13,000 12,743
4.15%, 05/10/2030 24,500 24,604
$ 102,531
Diversified Financial Services - 0 .57%
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 25,026
2.75%, 10/15/2032 8,000 6,588
4.15%, 01/23/2030 19,000 18,095
4.85%, 01/15/2027 1,750 1,746
6.25%, 01/15/2036 10,325 10,789
$ 62,244
Electric - 8 .96%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 16,367
5.40%, 03/15/2053 23,000 22,744
Alabama Power Co
1.45%, 09/15/2030 25,000 20,943
3.13%, 07/15/2051 19,000 12,952
3.45%, 10/01/2049 42,000 30,773
Alliant Energy Finance LLC
1.40%, 03/15/2026
(f)
4,500 4,200
5.95%, 03/30/2029
(f)
10,000 10,413
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 10,881
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 14,685
4.05%, 04/15/2025 10,000 9,913
Black Hills Corp
2.50%, 06/15/2030 15,000 12,958
3.05%, 10/15/2029 39,500 35,956
3.15%, 01/15/2027 7,500 7,194
4.35%, 05/01/2033 8,000 7,388

Schedule of Investments
Core Fixed Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dayton Power & Light Co/The
3.95%, 06/15/2049 $ 14,000 $ 10,510
Entergy Corp
2.40%, 06/15/2031 24,000 20,265
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 11,655
3.25%, 04/01/2028 12,000 11,421
4.20%, 09/01/2048 31,000 25,075
FirstEnergy Pennsylvania Electric Co
4.30%, 01/15/2029
(f)
14,000 13,721
Florida Power & Light Co
2.85%, 04/01/2025 3,000 2,955
2.88%, 12/04/2051 20,000 13,157
3.15%, 10/01/2049 25,000 17,575
5.05%, 04/01/2028 14,500 14,755
5.15%, 06/15/2029 20,000 20,510
Indianapolis Power & Light Co
5.70%, 04/01/2054
(f)
15,500 15,660
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,328
3.50%, 09/30/2049 66,000 47,797
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,941
Monongahela Power Co
3.55%, 05/15/2027
(f)
20,000 19,310
5.85%, 02/15/2034
(f)
10,500 10,914
Nevada Power Co
2.40%, 05/01/2030 20,500 18,080
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 46,386
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 12,215
5.10%, 05/15/2053 28,500 27,031
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 12,370
2.70%, 11/15/2051 15,000 9,244
2.95%, 04/01/2025 7,000 6,892
3.10%, 09/15/2049 33,500 22,964
4.10%, 11/15/2048 5,000 4,104
5.65%, 11/15/2033 24,000 25,230
5.75%, 03/15/2029 21,000 21,971
PacifiCorp
5.25%, 06/15/2035 5,750 5,774
5.35%, 12/01/2053 34,000 31,600
6.25%, 10/15/2037 2,500 2,660
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 11,603
4.85%, 02/15/2034 19,000 18,961
5.25%, 05/15/2053 52,000 51,088
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,444
3.20%, 03/01/2050 15,000 10,190
Solar Star Funding LLC
3.95%, 06/30/2035
(f)
4,848 4,420
5.38%, 06/30/2035
(f)
17,525 17,416
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 22,796
2.75%, 10/01/2026 10,000 9,524
3.85%, 02/01/2048 12,500 9,242
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 1,972
3.25%, 05/01/2051 18,000 12,212
4.85%, 12/01/2048 7,000 6,279
Wisconsin Power and Light Co
5.38%, 03/30/2034 19,000 19,416
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Xcel Energy Inc
2.60%, 12/01/2029 $ 32,000 $ 28,552
3.50%, 12/01/2049 24,000 16,877
$ 980,429
Electronics - 0 .40%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 43,746
Environmental Control - 0 .69%
Republic Services Inc
1.75%, 02/15/2032 29,500 23,886
2.30%, 03/01/2030 16,500 14,618
3.20%, 03/15/2025 13,000 12,832
4.88%, 04/01/2029 23,500 23,741
$ 75,077
Food - 0 .18%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 20,005
Gas - 0 .72%
NiSource Inc
2.95%, 09/01/2029 29,000 26,611
3.60%, 05/01/2030 14,000 13,152
5.35%, 04/01/2034 39,000 39,289
$ 79,052
Healthcare - Services - 1 .29%
HCA Inc
4.13%, 06/15/2029 14,000 13,506
5.60%, 04/01/2034 37,000 37,613
5.63%, 09/01/2028 2,000 2,047
7.50%, 11/06/2033 1,950 2,210
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 7,831
2.88%, 08/15/2029 15,000 13,890
3.50%, 08/15/2039 14,000 11,577
4.70%, 04/15/2029 28,500 28,720
4.75%, 07/15/2026
(i)
24,000 24,079
$ 141,473
Insurance - 1 .89%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 30,786
1.85%, 03/12/2030 8,000 6,999
2.50%, 01/15/2051 12,500 7,899
2.85%, 10/15/2050 30,500 20,368
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 28,997
4.50%, 08/15/2028 39,500 38,845
First American Financial Corp
2.40%, 08/15/2031 22,000 17,927
4.00%, 05/15/2030 28,000 25,945
4.60%, 11/15/2024 5,000 4,979
Prudential Financial Inc
2.10%, 03/10/2030 23,000 20,142
3.88%, 03/27/2028 4,550 4,432
$ 207,319
Internet - 0 .92%
Amazon.com Inc
2.80%, 08/22/2024 44,000 43,931
2.88%, 05/12/2041 20,000 15,239
3.95%, 04/13/2052 10,000 8,280
4.05%, 08/22/2047 38,000 32,671
$ 100,121
Lodging - 0 .94%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 38,561
3.70%, 01/15/2031
(i)
11,000 9,924
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 29,962

Schedule of Investments
Core Fixed Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Travel + Leisure Co
4.50%, 12/01/2029
(f)
$ 26,500 $ 24,631
$ 103,078
Media - 1 .69%
Comcast Corp
2.65%, 02/01/2030 33,000 29,861
3.30%, 02/01/2027 10,000 9,701
3.95%, 10/15/2025 15,000 14,839
4.25%, 10/15/2030 4,500 4,401
4.65%, 02/15/2033
(i)
30,000 29,628
6.45%, 03/15/2037 1,800 2,001
Discovery Communications LLC
3.63%, 05/15/2030 9,000 7,942
4.13%, 05/15/2029 22,000 20,415
5.30%, 05/15/2049 13,000 10,089
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,253
6.75%, 06/15/2039 6,000 5,942
7.30%, 07/01/2038 7,750 8,080
Walt Disney Co/The
2.00%, 09/01/2029 28,000 24,805
6.40%, 12/15/2035 8,900 9,978
$ 184,935
Oil & Gas - 0 .97%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,730
3.41%, 02/11/2026 13,000 12,741
3.94%, 09/21/2028 13,000 12,668
4.70%, 04/10/2029 39,000 39,154
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,722
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,570
Phillips 66
1.30%, 02/15/2026 11,500 10,877
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,484
$ 105,946
Oil & Gas Services - 0 .30%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(f)
33,000 32,574
Other Asset Backed Securities - 1 .01%
PFS Financing Corp
0.77%, 08/15/2026
(f)
39,000 38,914
6.19%, 01/15/2028
(f)
28,000 28,097
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
Verizon Master Trust
6.19%, 06/20/2029 43,500 43,754
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
$ 110,765
Packaging & Containers - 0 .08%
Sealed Air Corp
5.50%, 09/15/2025
(f)
2,000 1,995
6.88%, 07/15/2033
(f)
6,900 7,260
$ 9,255
Pharmaceuticals - 1 .71%
AbbVie Inc
5.05%, 03/15/2034 60,000 61,105
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 11,230
1.45%, 11/13/2030 10,000 8,320
3.20%, 06/15/2026 13,124 12,776
3.40%, 07/26/2029 8,346 7,939
3.90%, 02/20/2028 10,500 10,297
5.90%, 11/15/2033
(i)
20,000 21,505
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp
1.30%, 08/21/2027 $ 14,000 $ 12,593
3.00%, 08/15/2026 17,000 16,391
4.30%, 03/25/2028 5,046 4,947
5.05%, 03/25/2048 23,000 20,284
$ 187,387
Pipelines - 1 .26%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,120
4.35%, 10/15/2024
(i)
8,000 7,973
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 11,804
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 11,974
NGPL PipeCo LLC
3.25%, 07/15/2031
(f)
15,000 13,105
4.88%, 08/15/2027
(f)
43,000 42,627
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,352
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,505
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,340
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,269
7.25%, 08/15/2038 10,000 11,631
$ 137,700
REITs - 8 .48%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 10,069
2.00%, 05/18/2032 14,000 11,233
2.75%, 12/15/2029 14,500 13,010
3.38%, 08/15/2031 30,000 27,089
4.30%, 01/15/2026 9,900 9,801
4.75%, 04/15/2035 14,500 13,765
4.90%, 12/15/2030 4,250 4,254
American Tower Corp
1.88%, 10/15/2030 20,000 16,734
2.10%, 06/15/2030 3,000 2,581
2.40%, 03/15/2025 7,000 6,863
2.75%, 01/15/2027 53,000 50,380
2.95%, 01/15/2051 10,000 6,455
3.38%, 10/15/2026 5,000 4,833
American Tower Trust #1
5.49%, 03/15/2053
(f)
14,000 14,241
Crown Castle Inc
2.25%, 01/15/2031 13,000 10,981
2.90%, 04/01/2041 30,000 21,419
3.10%, 11/15/2029 8,000 7,319
4.00%, 11/15/2049 17,000 13,277
4.30%, 02/15/2029 13,000 12,665
5.00%, 01/11/2028 18,000 18,058
CubeSmart LP
2.00%, 02/15/2031 26,000 21,595
3.00%, 02/15/2030 18,000 16,278
4.00%, 11/15/2025 5,000 4,923
4.38%, 02/15/2029 2,000 1,956
DOC DR LLC
2.63%, 11/01/2031 32,000 27,114
4.30%, 03/15/2027 22,400 22,097
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 7,609
3.63%, 01/15/2028 3,500 3,290
3.88%, 05/01/2025 5,000 4,924

Schedule of Investments
Core Fixed Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Healthpeak OP LLC
2.88%, 01/15/2031 $ 7,000 $ 6,193
3.00%, 01/15/2030 50,000 45,447
5.25%, 12/15/2032 14,000 14,081
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 40,554
3.63%, 10/01/2029 32,000 29,250
4.75%, 01/15/2028 7,000 6,883
5.25%, 01/15/2026 8,000 7,978
Prologis LP
2.88%, 11/15/2029 12,500 11,481
3.25%, 06/30/2026 5,000 4,866
3.38%, 12/15/2027 25,000 24,053
SBA Tower Trust
1.63%, 05/15/2051
(f)
46,000 42,385
2.33%, 07/15/2052
(f)
10,000 9,094
2.59%, 10/15/2056
(f)
20,500 17,087
2.84%, 01/15/2050
(f)
30,000 29,579
Simon Property Group LP
2.00%, 09/13/2024 32,000 31,860
Store Capital LLC
2.75%, 11/18/2030 18,500 15,765
4.63%, 03/15/2029 33,500 32,377
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,235
3.85%, 04/01/2027 21,000 20,424
5.63%, 07/01/2034 38,500 39,411
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,441
2.75%, 01/15/2031 7,000 6,162
3.10%, 01/15/2030 23,000 21,078
4.13%, 03/15/2029 6,000 5,838
4.25%, 04/15/2028 4,000 3,926
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,851
WP Carey Inc
2.40%, 02/01/2031 21,000 17,780
3.85%, 07/15/2029 30,000 28,565
$ 928,457
Semiconductors - 0 .37%
NVIDIA Corp
2.00%, 06/15/2031 19,000 16,365
2.85%, 04/01/2030 14,000 12,977
3.50%, 04/01/2040 13,000 11,030
$ 40,372
Software - 0 .23%
Oracle Corp
2.95%, 05/15/2025 25,900 25,435
Telecommunications - 1 .30%
Corning Inc
4.75%, 03/15/2042 4,650 4,244
5.45%, 11/15/2079 43,500 41,458
Crown Castle Towers LLC
4.24%, 07/15/2048
(f)
16,000 15,392
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(f)
25,875 25,869
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 9,124
2.55%, 02/15/2031 20,000 17,377
3.00%, 02/15/2041 39,000 28,721
$ 142,185
Transportation - 0 .67%
Ryder System Inc
2.90%, 12/01/2026 51,000 48,908
3.35%, 09/01/2025 25,000 24,504
$ 73,412
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0 .87%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(f)
$ 22,000 $ 20,931
1.70%, 06/15/2026
(f)
39,000 36,585
2.70%, 11/01/2024
(f)
28,000 27,788
5.70%, 02/01/2028
(f)
10,000 10,235
$ 95,539
TOTAL BONDS $ 5,775,705
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 45 .54%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .12%
3.00%, 12/01/2046 $ 6,509 $ 5,838
3.50%, 03/01/2048 7,230 6,696
$ 12,534
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 23 .72%
2.00%, 10/01/2050 33,589 27,521
2.00%, 11/01/2050 33,627 27,606
2.00%, 12/01/2050 38,972 31,806
2.00%, 12/01/2050 38,871 31,726
2.50%, 09/01/2050 33,829 28,745
2.50%, 10/01/2050 34,620 29,405
2.50%, 10/01/2050 34,133 28,992
2.50%, 10/01/2050 34,085 28,952
2.50%, 11/01/2050 33,421 28,501
2.50%, 11/01/2050 34,475 29,283
2.50%, 11/01/2050 34,173 29,027
2.50%, 11/01/2050 32,542 27,651
2.50%, 11/01/2050 33,782 28,704
3.00%, 06/01/2042 13,016 11,813
3.00%, 08/01/2049 16,724 14,864
3.00%, 09/01/2049 12,028 10,673
3.00%, 10/01/2049 15,604 13,871
3.00%, 10/01/2049 13,101 11,646
3.00%, 10/01/2049 18,090 16,078
3.00%, 11/01/2049 15,547 13,820
3.00%, 11/01/2049 12,791 11,384
3.00%, 11/01/2049 18,997 16,884
3.00%, 03/01/2050 18,481 16,474
3.00%, 04/01/2050 19,950 17,734
3.00%, 09/01/2050 22,266 19,756
3.00%, 05/01/2052 17,074 15,073
3.50%, 06/01/2046 13,173 12,333
3.50%, 08/01/2047 7,367 6,809
3.50%, 09/01/2047 30,819 28,462
3.50%, 12/01/2047 7,539 6,967
3.50%, 06/01/2049 28,404 26,249
3.50%, 07/01/2049 9,886 9,112
3.50%, 09/01/2049 8,289 7,636
3.50%, 09/01/2049 27,308 25,239
3.50%, 09/01/2049 8,752 8,067
3.50%, 11/01/2049 13,280 12,366
3.50%, 11/01/2049 11,856 10,912
3.50%, 12/01/2049 13,204 12,140
3.50%, 01/01/2050 37,801 34,771
3.50%, 02/01/2050 23,112 21,228
3.50%, 06/01/2050 21,650 19,956
3.50%, 08/01/2050 30,118 27,833
3.50%, 10/01/2050 28,954 26,550
3.50%, 01/01/2051 21,336 19,592
3.50%, 01/01/2051 30,527 28,205
3.50%, 04/01/2052 47,228 43,067
3.50%, 04/01/2052 34,866 31,785
4.00%, 02/01/2044 8,050 7,773
4.00%, 09/01/2045 5,572 5,338
4.00%, 06/01/2046 11,241 10,854
4.00%, 10/01/2047 29,418 28,187
4.00%, 10/01/2048 8,540 8,183
4.00%, 03/01/2049 24,224 23,187

Schedule of Investments
Core Fixed Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 04/01/2049 $ 26,721 $ 25,567
4.00%, 06/01/2049 40,779 39,074
4.00%, 07/01/2049 6,049 5,779
4.00%, 08/01/2049 30,031 28,767
4.00%, 10/01/2049 14,163 13,508
4.00%, 12/01/2049 22,660 21,821
4.00%, 01/01/2050 18,684 17,782
4.00%, 07/01/2050 42,722 40,905
4.00%, 02/01/2052 36,391 34,183
4.00%, 02/01/2052 34,940 32,802
4.00%, 02/01/2052 42,298 39,889
4.00%, 05/01/2052 42,028 39,439
4.00%, 05/01/2052 43,932 41,371
4.00%, 06/01/2052 35,401 33,370
4.50%, 06/01/2046 12,933 12,803
4.50%, 02/01/2049 5,996 5,861
4.50%, 07/01/2052 17,692 17,160
4.50%, 08/01/2052 37,353 36,282
4.50%, 08/01/2052 36,654 35,800
4.50%, 09/01/2052 36,329 35,225
4.50%, 09/01/2052 37,791 36,905
4.50%, 09/01/2052 36,798 35,755
4.50%, 10/01/2052 36,721 35,696
4.50%, 10/01/2052 23,739 22,929
4.50%, 11/01/2052 38,348 37,166
4.50%, 02/01/2053 36,804 35,492
5.00%, 07/01/2052 39,456 39,252
5.00%, 09/01/2052 37,242 36,904
5.00%, 10/01/2052 22,962 22,749
5.00%, 10/01/2052 35,609 35,282
5.00%, 02/01/2053 36,439 36,236
5.00%, 03/01/2053 36,815 36,475
5.00%, 07/01/2053 37,140 36,933
5.00%, 09/01/2053 28,447 28,184
5.00%, 10/01/2053 47,024 46,658
5.00%, 10/01/2053 43,982 43,501
5.00%, 02/01/2054 40,814 40,358
5.50%, 02/01/2053 34,656 34,882
5.50%, 02/01/2053 38,271 38,582
5.50%, 03/01/2053 38,245 38,555
5.50%, 04/01/2053 36,497 36,795
5.50%, 07/01/2053 37,556 37,821
5.50%, 09/01/2053 37,707 37,910
5.50%, 09/01/2053 37,557 37,937
5.50%, 03/01/2054 29,797 30,027
5.50%, 06/01/2054 29,909 30,134
6.00%, 10/01/2053 37,729 38,714
$ 2,596,010
Government National Mortgage Association (GNMA) - 0 .10%
3.00%, 02/20/2046 12,245 11,108
U.S. Treasury - 21 .60%
0.38%, 09/30/2027 40,000 35,677
0.63%, 08/15/2030 45,000 37,014
0.88%, 11/15/2030 45,000 37,369
1.13%, 02/28/2025 40,000 39,115
1.13%, 02/28/2027 40,000 37,086
1.13%, 02/15/2031 45,000 37,777
1.13%, 08/15/2040 60,000 37,995
1.25%, 08/31/2024 10,000 9,964
1.25%, 08/15/2031 45,000 37,524
1.25%, 05/15/2050 65,000 33,381
1.38%, 11/15/2031 45,000 37,621
1.38%, 08/15/2050 65,000 34,422
1.50%, 08/15/2026 40,000 37,861
1.50%, 02/15/2030 45,000 39,540
1.63%, 02/15/2026 40,000 38,336
1.63%, 08/15/2029 40,000 35,830
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.63%, 11/15/2050 $ 60,000 $ 33,980
1.75%, 11/15/2029 40,000 35,903
1.75%, 08/15/2041 55,000 37,686
1.88%, 02/15/2032 40,000 34,506
1.88%, 02/15/2051 60,000 36,234
1.88%, 11/15/2051 55,000 33,011
2.00%, 11/15/2026 40,000 38,113
2.00%, 02/15/2050 55,000 34,547
2.00%, 08/15/2051 55,000 34,124
2.13%, 05/15/2025 40,000 39,152
2.25%, 11/15/2024 40,000 39,653
2.25%, 08/15/2027 40,000 37,934
2.25%, 11/15/2027 40,000 37,806
2.25%, 08/15/2046 55,000 37,933
2.25%, 08/15/2049 50,000 33,416
2.25%, 02/15/2052 55,000 36,236
2.38%, 05/15/2027 40,000 38,192
2.38%, 11/15/2049 50,000 34,311
2.38%, 05/15/2051 50,000 34,008
2.63%, 02/15/2029 40,000 37,795
2.75%, 02/15/2028 40,000 38,322
2.75%, 05/31/2029 40,000 37,900
2.75%, 08/15/2032 45,000 41,119
2.75%, 08/15/2042 50,000 39,729
2.75%, 08/15/2047 50,000 37,629
2.88%, 07/31/2025 40,000 39,285
2.88%, 05/15/2028 40,000 38,417
2.88%, 08/15/2028 40,000 38,353
2.88%, 05/15/2032 40,000 36,994
2.88%, 05/15/2049 45,000 34,321
2.88%, 05/15/2052 45,000 34,080
3.00%, 11/15/2045 45,000 35,991
3.00%, 08/15/2048 45,000 35,249
3.00%, 08/15/2052 45,000 34,977
3.13%, 11/15/2028 40,000 38,667
3.38%, 05/15/2033 40,000 38,047
3.50%, 02/15/2033 40,000 38,459
3.63%, 02/15/2044 45,000 40,192
3.63%, 02/15/2053 45,000 39,524
3.63%, 05/15/2053 45,000 39,544
3.75%, 05/31/2030 40,000 39,559
3.75%, 11/15/2043 40,000 36,413
3.88%, 08/15/2033 40,000 39,475
4.00%, 02/15/2034 40,000 39,831
4.00%, 11/15/2052 40,000 37,628
4.13%, 11/15/2032 40,000 40,306
4.50%, 11/15/2033 40,000 41,375
4.63%, 05/15/2054 40,000 41,888
$ 2,364,326
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,983,978
Total Investments $ 10,923,333
Other Assets and Liabilities -  0.19% 21,089
TOTAL NET ASSETS - 100.00% $ 10,944,422
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $28,462 or
0.26% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
Core Fixed Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

(e) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $782,691 or 7.15% of net assets.
(g) Security purchased on a when-issued basis.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $27,670 or 0.25% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 177,293 $ 2,156,790 $ 2,195,686 $ 138,397
$ 177,293 $ 2,156,790 $ 2,195,686 $ 138,397
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 4,388 $ — $ — $ —
$ 4,388 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 21,011 0.19%
Total $ 21,011 0.19%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .24 % Shares Held Value (000's)
Money Market Funds - 4 .24%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
889,652 $ 889
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
23,081,753 23,082
$ 23,971
TOTAL INVESTMENT COMPANIES $ 23,971
COMMON STOCKS - 0 .01 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
3,500 $ 1
Oil & Gas - 0 .01%
Mesquite Energy Inc
(d),(e)
407 29
Retail - 0 .00%
Claire's Holdings LLC
(d),(e)
232 2
TOTAL COMMON STOCKS $ 32
PREFERRED STOCKS - 0 .62 % Shares Held Value (000's)
Sovereign - 0 .62%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,481
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,481
BONDS - 71 .60%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .64%
Boeing Co/The
2.20%, 02/04/2026 $ 2,780 $ 2,646
3.75%, 02/01/2050 625 428
4.88%, 05/01/2025 845 839
6.26%, 05/01/2027
(g)
660 674
Bombardier Inc
7.25%, 07/01/2031
(g)
40 41
7.50%, 02/01/2029
(g),(h)
470 491
8.75%, 11/15/2030
(g)
265 287
L3Harris Technologies Inc
5.05%, 06/01/2029 230 233
RTX Corp
4.13%, 11/16/2028 1,700 1,664
6.10%, 03/15/2034 310 334
TransDigm Inc
4.88%, 05/01/2029 120 114
6.38%, 03/01/2029
(g)
970 988
6.63%, 03/01/2032
(g)
35 36
Triumph Group Inc
9.00%, 03/15/2028
(g)
445 469
$ 9,244
Agriculture - 0 .64%
BAT Capital Corp
3.22%, 09/06/2026 485 469
5.83%, 02/20/2031 305 316
6.00%, 02/20/2034 215 224
7.08%, 08/02/2053 265 293
BAT International Finance PLC
5.93%, 02/02/2029 465 484
Imperial Brands Finance PLC
5.50%, 02/01/2030
(g)
495 500
Philip Morris International Inc
4.88%, 02/13/2029 695 699
Reynolds American Inc
5.70%, 08/15/2035 635 642
$ 3,627
Airlines - 0 .42%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 25 23
American Airlines Inc
8.50%, 05/15/2029
(g)
460 474
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
40 39
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
357 355
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
11.00%, 04/15/2029
(g)
$ 62 $ 59
Southwest Airlines Co
5.25%, 05/04/2025 605 603
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 02/15/2037
(i)
725 734
United Airlines Inc
4.38%, 04/15/2026
(g)
75 73
$ 2,360
Automobile Asset Backed Securities - 6 .73%
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 1,674 1,665
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 903 903
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 1,160 1,164
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 735 736
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,600 1,604
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 577 577
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 1,325 1,326
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(g)
1,685 1,686
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(g)
1,515 1,518
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(g)
1,380 1,380
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 750 751
Ford Credit Auto Lease Trust 2023-A
4.83%, 05/15/2026 1,650 1,644
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 628 627
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026 1,580 1,584
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 1,586 1,585
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 240 239
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 447 447
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 790 796
Honda Auto Receivables 2023-4 Owner Trust
5.87%, 06/22/2026 961 963
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 386 386
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 1,165 1,169
Mercedes-Benz Auto Receivables Trust 2023-2
5.92%, 11/16/2026 1,520 1,523
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 1,700 1,704
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 79 79
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 1,670 1,678
6.18%, 02/16/2027 984 985
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 1,595 1,599

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 $ 651 $ 651
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 1,268 1,269
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(g)
1,553 1,553
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(g)
1,358 1,358
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 211 208
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 1,312 1,313
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 103 103
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 1,250 1,255
$ 38,028
Automobile Manufacturers - 1 .34%
Ford Motor Co
3.25%, 02/12/2032 330 277
9.63%, 04/22/2030 20 24
Ford Motor Credit Co LLC
3.38%, 11/13/2025 265 258
5.80%, 03/08/2029 1,010 1,020
5.85%, 05/17/2027 275 278
6.13%, 03/08/2034 335 335
6.80%, 11/07/2028 300 315
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029
(g)
450 459
General Motors Financial Co Inc
1.20%, 10/15/2024 475 471
1.25%, 01/08/2026 1,100 1,041
Hyundai Capital America
5.25%, 01/08/2027
(g)
855 860
5.30%, 06/24/2029
(g),(h)
345 350
5.40%, 01/08/2031
(g)
355 360
5.40%, 06/24/2031
(g)
290 295
5.45%, 06/24/2026
(g)
970 978
6.50%, 01/16/2029
(g)
265 280
$ 7,601
Automobile Parts & Equipment - 0 .21%
Dana Inc
5.38%, 11/15/2027 630 619
Phinia Inc
6.75%, 04/15/2029
(g)
430 439
Tenneco Inc
8.00%, 11/17/2028
(g)
125 113
$ 1,171
Banks - 10 .88%
AIB Group PLC
5.87%, 03/28/2035
(g),(j)
815 835
Secured Overnight Financing Rate + 1.91%
Banco Santander SA
2.75%, 05/28/2025 1,600 1,566
5.37%, 07/15/2028
(j)
1,000 1,009
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
8.00%, 02/01/2034
(f),(i),(j),(k)
600 606
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
Bank of America Corp
1.66%, 03/11/2027
(j)
1,250 1,184
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(j)
1,900 1,783
Secured Overnight Financing Rate + 0.96%
2.48%, 09/21/2036
(j)
1,340 1,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
2.68%, 06/19/2041
(j)
$ 1,635 $ 1,172
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(j)
861 744
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(j)
200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.20%, 08/26/2024 435 434
4.83%, 07/22/2026
(j)
1,000 995
Secured Overnight Financing Rate + 1.75%
Bank of Montreal
5.72%, 09/25/2028 580 601
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(j)
760 758
Secured Overnight Financing Rate + 1.61%
6.32%, 10/25/2029
(j)
245 260
Secured Overnight Financing Rate + 1.60%
Barclays PLC
2.28%, 11/24/2027
(j)
500 469
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(j)
1,100 1,078
Secured Overnight Financing Rate + 2.71%
6.50%, 09/13/2027
(j)
450 462
Secured Overnight Financing Rate + 1.88%
Citigroup Inc
3.11%, 04/08/2026
(j)
1,125 1,107
Secured Overnight Financing Rate + 2.84%
3.20%, 10/21/2026 650 628
3.79%, 03/17/2033
(j)
1,275 1,163
Secured Overnight Financing Rate + 1.94%
Commonwealth Bank of Australia
5.84%, 03/13/2034
(g)
550 565
Danske Bank A/S
5.43%, 03/01/2028
(g),(j)
970 982
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
5.71%, 03/01/2030
(g),(j)
920 941
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.40%
Deutsche Bank AG/New York NY
5.71%, 02/08/2028
(j)
1,165 1,177
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc/The
3.85%, 01/26/2027 2,403 2,351
5.05%, 07/23/2030
(j)
755 759
Secured Overnight Financing Rate + 1.21%
5.80%, 08/10/2026
(j)
500 502
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
5.60%, 05/17/2028
(j)
830 842
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(j)
850 871
Secured Overnight Financing Rate + 1.52%
Huntington Bancshares Inc/OH
5.71%, 02/02/2035
(j)
530 536
Secured Overnight Financing Rate + 1.87%
6.21%, 08/21/2029
(j)
675 702
Secured Overnight Financing Rate + 2.02%
JPMorgan Chase & Co
2.08%, 04/22/2026
(j)
1,435 1,402
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(j)
390 387
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(j)
2,055 2,036
Secured Overnight Financing Rate + 2.08%

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
5.04%, 01/23/2028
(j)
$ 265 $ 266
Secured Overnight Financing Rate + 1.19%
5.34%, 01/23/2035
(j)
725 736
Secured Overnight Financing Rate + 1.62%
5.77%, 04/22/2035
(j)
376 394
Secured Overnight Financing Rate + 1.49%
6.09%, 10/23/2029
(j)
675 708
Secured Overnight Financing Rate + 1.57%
Mizuho Financial Group Inc
5.38%, 05/26/2030
(j)
1,365 1,389
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%
Morgan Stanley
0.99%, 12/10/2026
(j)
4,490 4,235
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(j)
1,140 924
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 2,500 2,470
5.17%, 01/16/2030
(j)
300 304
Secured Overnight Financing Rate + 1.45%
5.32%, 07/19/2035
(j)
235 237
Secured Overnight Financing Rate + 1.56%
5.47%, 01/18/2035
(j)
370 377
Secured Overnight Financing Rate + 1.73%
5.83%, 04/19/2035
(j)
180 188
Secured Overnight Financing Rate + 1.58%
PNC Financial Services Group Inc/The
5.40%, 07/23/2035
(j)
170 172
Secured Overnight Financing Rate + 1.60%
5.49%, 05/14/2030
(j)
1,070 1,096
Secured Overnight Financing Rate + 1.20%
5.68%, 01/22/2035
(j)
1,680 1,733
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(j)
571 635
Secured Overnight Financing Rate + 2.28%
Royal Bank of Canada
4.97%, 08/02/2030
(j)
175 177
Secured Overnight Financing Rate + 1.10%
Standard Chartered PLC
2.82%, 01/30/2026
(g),(j)
430 424
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(j)
270 267
Secured Overnight Financing Rate + 1.57%
Swedbank AB
5.41%, 03/14/2029
(g)
630 641
Truist Financial Corp
5.44%, 01/24/2030
(j)
410 416
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(j)
200 204
Secured Overnight Financing Rate + 1.92%
5.90%, 10/28/2026
(j)
560 564
Secured Overnight Financing Rate + 1.63%
7.16%, 10/30/2029
(j)
290 312
Secured Overnight Financing Rate + 2.45%
UBS AG/Stamford CT
2.95%, 04/09/2025 2,585 2,542
UBS Group AG
1.36%, 01/30/2027
(g),(j)
460 434
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
2.19%, 06/05/2026
(g),(j)
750 730
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(g),(j)
320 318
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
5.43%, 02/08/2030
(g),(j)
$ 775 $ 787
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
5.70%, 02/08/2035
(g),(j)
315 322
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.77%
UniCredit SpA
1.98%, 06/03/2027
(g),(j)
600 566
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
US Bancorp
5.10%, 07/23/2030
(j)
400 404
Secured Overnight Financing Rate + 1.25%
Wells Fargo & Co
4.61%, 04/25/2053
(j)
485 430
Secured Overnight Financing Rate + 2.13%
4.90%, 07/25/2033
(j)
45 44
Secured Overnight Financing Rate + 2.10%
5.20%, 01/23/2030
(j)
500 506
Secured Overnight Financing Rate + 1.50%
Westpac Banking Corp
4.11%, 07/24/2034
(j)
1,465 1,383
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 1,981
$ 61,503
Beverages - 0 .20%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 290 271
4.60%, 04/15/2048 955 870
$ 1,141
Biotechnology - 0 .26%
Amgen Inc
5.60%, 03/02/2043 780 788
CSL Finance PLC
4.75%, 04/27/2052
(g)
750 678
$ 1,466
Building Materials - 0 .74%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(g),(h)
1,240 1,318
Cemex SAB de CV
9.13%, 03/14/2028
(f),(g),(j)
525 566
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
CRH America Finance Inc
5.40%, 05/21/2034 430 437
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(g)
110 112
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
1,489 1,475
Trane Technologies Financing Ltd
5.10%, 06/13/2034 285 290
$ 4,198
Chemicals - 0 .54%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
365 292
6.50%, 05/15/2026
(g)
150 145
Ecolab Inc
2.70%, 12/15/2051 1,070 687
Element Solutions Inc
3.88%, 09/01/2028
(g)
317 294
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(g)
625 567
OCP SA
6.75%, 05/02/2034
(g)
500 521

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
$ 375 $ 346
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(g)
200 209
$ 3,061
Commercial Mortgage Backed Securities - 4 .61%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 417
BX Commercial Mortgage Trust 2021-XL2
6.13%, 10/15/2038
(g)
2,083 2,061
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Commercial Mortgage Trust 2023-VLT3
7.27%, 11/15/2028
(g)
1,250 1,237
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.94%
BX Commercial Mortgage Trust 2023-XL3
7.09%, 12/09/2040
(g)
619 620
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.76%
BX Trust 2024-BIO
6.97%, 02/15/2041
(g)
3,000 2,979
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
CAMB Commercial Mortgage Trust 2019-LIFE
6.70%, 12/15/2037
(g)
2,550 2,550
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.37%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,372
COMM 2013-CCRE6 Mortgage Trust
3.86%, 03/10/2046
(g),(l)
464 328
ELM Trust 2024-ELM
5.80%, 06/10/2039
(g),(l)
2,000 2,024
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 2,966
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.79%, 11/15/2047
(l),(m)
4,434 —
ORL Trust 2023-GLKS
7.68%, 10/19/2036
(g)
1,650 1,652
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
SMRT 2022-MINI
6.33%, 01/15/2039
(g)
1,700 1,679
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
6.17%, 11/15/2038
(g)
2,464 2,436
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
SREIT Trust 2021-MFP2
6.27%, 11/15/2036
(g)
1,000 987
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.94%
Wells Fargo Commercial Mortgage Trust
2014-LC18
3.15%, 12/15/2047 2,765 2,742
$ 26,050
Commercial Services - 0 .95%
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 390
Albion Financing 2 Sarl
8.75%, 04/15/2027
(g)
520 527
Ashtead Capital Inc
5.80%, 04/15/2034
(g)
445 453
Garda World Security Corp
6.00%, 06/01/2029
(g)
1,080 1,001
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(g)
$ 190 $ 189
United Rentals North America Inc
3.88%, 02/15/2031 125 113
4.88%, 01/15/2028 249 244
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
1,460 1,437
Williams Scotsman Inc
4.63%, 08/15/2028
(g)
580 552
6.13%, 06/15/2025
(g)
201 201
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
300 262
$ 5,369
Computers - 0 .11%
Amentum Escrow Corp
7.25%, 08/01/2032
(g),(i)
60 61
NCR Voyix Corp
5.13%, 04/15/2029
(g)
135 129
5.25%, 10/01/2030
(g)
105 99
Seagate HDD Cayman
8.50%, 07/15/2031 25 27
9.63%, 12/01/2032 259 297
$ 613
Consumer Products - 0 .03%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
185 187
Credit Card Asset Backed Securities - 5 .25%
American Express Credit Account Master Trust
0.90%, 11/15/2026 775 765
3.39%, 05/15/2027 2,775 2,737
3.75%, 08/15/2027 1,400 1,382
BA Credit Card Trust
3.53%, 11/15/2027 2,050 2,021
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 4,375 4,306
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 4,360 4,305
2.80%, 03/15/2027 1,750 1,723
3.49%, 05/15/2027 3,063 3,022
Discover Card Execution Note Trust
1.96%, 02/15/2027 6,140 6,030
3.56%, 07/15/2027 3,460 3,410
$ 29,701
Diversified Financial Services - 3 .26%
AerCap Holdings NV
5.88%, 10/10/2079
(j)
355 354
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 1,880 1,776
3.00%, 10/29/2028 1,345 1,245
3.40%, 10/29/2033 400 345
6.95%, 03/10/2055
(j)
640 647
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Air Lease Corp
1.88%, 08/15/2026 1,325 1,245
2.88%, 01/15/2026 1,195 1,155
5.30%, 06/25/2026 940 946
Aircastle Ltd
5.95%, 02/15/2029
(g)
655 667
Aircastle Ltd / Aircastle Ireland DAC
5.75%, 10/01/2031
(g)
395 397
Ally Financial Inc
5.80%, 05/01/2025 505 505

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
$ 1,850 $ 1,729
Credit Acceptance Corp
6.63%, 03/15/2026
(h)
580 580
9.25%, 12/15/2028
(g)
410 438
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(g)
365 359
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(l),(n)
1,125 1,106
ILFC E-Capital Trust II
7.41%, 12/21/2065
(g)
980 827
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(g)
75 79
8.38%, 05/01/2028
(g)
230 244
Nuveen LLC
5.55%, 01/15/2030
(g)
695 713
OneMain Finance Corp
3.50%, 01/15/2027 1,280 1,210
4.00%, 09/15/2030 65 57
6.63%, 01/15/2028 70 71
7.50%, 05/15/2031 155 159
SLM Corp
3.13%, 11/02/2026 1,685 1,595
$ 18,449
Electric - 3 .55%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(g)
200 197
Alliant Energy Finance LLC
5.40%, 06/06/2027
(g)
1,625 1,648
5.95%, 03/30/2029
(g)
305 318
Avangrid Inc
3.20%, 04/15/2025 1,115 1,097
CenterPoint Energy Inc
5.25%, 08/10/2026 1,000 1,005
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
140 124
3.75%, 01/15/2032
(g)
130 113
4.75%, 03/15/2028
(g)
995 955
Commonwealth Edison Co
4.00%, 03/01/2049 325 260
Dominion Energy Inc
3.07%, 08/15/2024
(l)
1,500 1,498
DTE Energy Co
4.22%, 11/01/2024
(l)
1,000 995
Duke Energy Carolinas LLC
3.75%, 06/01/2045 500 390
Duke Energy Florida LLC
6.20%, 11/15/2053 275 300
Edison International
4.70%, 08/15/2025 432 429
Elwood Energy LLC
8.16%, 07/05/2026 21 19
Eversource Energy
5.45%, 03/01/2028 535 544
FirstEnergy Corp
2.25%, 09/01/2030 640 547
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
345 349
Monongahela Power Co
3.55%, 05/15/2027
(g)
715 690
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 185 186
NextEra Energy Capital Holdings Inc
4.45%, 06/20/2025
(h)
400 397
5.75%, 09/01/2025 475 478
6.05%, 03/01/2025 105 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Operating Partners LP
7.25%, 01/15/2029
(g),(h)
$ 235 $ 244
Northern States Power Co/WI
5.65%, 06/15/2054 215 221
NRG Energy Inc
3.63%, 02/15/2031
(g)
375 328
3.88%, 02/15/2032
(g)
35 31
Oncor Electric Delivery Co LLC
5.55%, 06/15/2054
(g)
250 253
Oryx Funding Ltd
5.80%, 02/03/2031 200 199
Pacific Gas and Electric Co
4.20%, 06/01/2041 535 429
5.55%, 05/15/2029 575 587
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(g)
500 470
Southern California Edison Co
3.65%, 02/01/2050 810 598
4.20%, 03/01/2029 370 361
5.45%, 06/01/2031 700 723
5.65%, 10/01/2028 450 465
Southern Co/The
5.70%, 03/15/2034 1,210 1,260
Southwestern Public Service Co
6.00%, 06/01/2054 210 214
Vistra Corp
7.00%, 12/15/2026
(f),(g),(j)
160 161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
345 326
WEC Energy Group Inc
5.00%, 09/27/2025 574 574
$ 20,089
Electronics - 0 .08%
EquipmentShare.com Inc
8.63%, 05/15/2032
(g)
130 135
9.00%, 05/15/2028
(g)
310 319
$ 454
Engineering & Construction - 0 .40%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(g)
325 335
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(g)
283 298
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
795 765
IHS Holding Ltd
5.63%, 11/29/2026
(g),(h)
305 290
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
575 544
$ 2,232
Entertainment - 1 .12%
Caesars Entertainment Inc
4.63%, 10/15/2029
(g)
1,705 1,584
6.50%, 02/15/2032
(g)
340 345
CCM Merger Inc
6.38%, 05/01/2026
(g)
1,470 1,468
Churchill Downs Inc
5.75%, 04/01/2030
(g)
525 515
Cinemark USA Inc
5.25%, 07/15/2028
(g),(h)
380 367
7.00%, 08/01/2032
(g)
105 107
Warnermedia Holdings Inc
3.76%, 03/15/2027 1,025 976
4.28%, 03/15/2032 425 369
5.05%, 03/15/2042 505 398

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(g)
$ 195 $ 203
$ 6,332
Environmental Control - 0 .27%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
1,255 1,172
Waste Connections Inc
4.20%, 01/15/2033 400 381
$ 1,553
Food - 1 .30%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
300 273
4.63%, 01/15/2027
(g)
1,180 1,150
B&G Foods Inc
5.25%, 09/15/2027
(h)
330 309
8.00%, 09/15/2028
(g),(h)
395 403
Cencosud SA
5.95%, 05/28/2031
(g)
250 254
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(g)
1,045 1,083
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
85 89
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 1,421 1,071
5.13%, 02/01/2028 1,720 1,717
7.25%, 11/15/2053
(g)
250 276
Pilgrim's Pride Corp
3.50%, 03/01/2032 100 87
4.25%, 04/15/2031 360 334
Post Holdings Inc
4.50%, 09/15/2031
(g)
320 291
4.63%, 04/15/2030
(g)
25 23
$ 7,360
Forest Products & Paper - 0 .05%
Inversiones CMPC SA
6.13%, 06/23/2033
(g)
250 256
Gas - 0 .18%
NiSource Inc
0.95%, 08/15/2025 1,000 958
5.25%, 03/30/2028 60 61
$ 1,019
Healthcare - Products - 0 .02%
Medline Borrower LP
3.88%, 04/01/2029
(g)
115 107
Healthcare - Services - 1 .09%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
295 282
Centene Corp
2.63%, 08/01/2031 990 825
4.25%, 12/15/2027 405 392
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(g)
685 656
HCA Inc
3.13%, 03/15/2027 935 896
3.50%, 07/15/2051 470 323
5.45%, 04/01/2031 265 270
6.00%, 04/01/2054 300 302
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(g)
400 387
Tenet Healthcare Corp
6.13%, 06/15/2030 310 311
6.75%, 05/15/2031 70 72
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
4.75%, 05/15/2052 $ 715 $ 646
5.38%, 04/15/2054 120 119
5.63%, 07/15/2054 315 323
5.75%, 07/15/2064 320 329
$ 6,133
Home Builders - 0 .39%
Adams Homes Inc
9.25%, 10/15/2028
(g)
285 295
Forestar Group Inc
3.85%, 05/15/2026
(g)
55 53
5.00%, 03/01/2028
(g)
1,940 1,868
$ 2,216
Home Equity Asset Backed Securities - 0 .15%
Chase Funding Trust Series 2003-5
6.06%, 07/25/2033 596 586
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
First NLC Trust 2005-1
4.03%, 05/25/2035 158 136
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
2.00%, 03/25/2035 207 110
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 832
Insurance - 1 .20%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
360 331
American International Group Inc
5.13%, 03/27/2033 380 383
Aon North America Inc
5.15%, 03/01/2029 1,250 1,270
5.75%, 03/01/2054 300 303
Arch Capital Group Ltd
3.64%, 06/30/2050 725 526
Arthur J Gallagher & Co
2.40%, 11/09/2031 960 799
6.50%, 02/15/2034 250 271
Athene Holding Ltd
6.25%, 04/01/2054 515 525
Chubb INA Holdings LLC
3.35%, 05/03/2026 539 526
Corebridge Financial Inc
5.75%, 01/15/2034 645 664
F&G Global Funding
5.88%, 06/10/2027
(g)
670 677
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 160 179
MetLife Inc
5.00%, 07/15/2052 195 183
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(g)
200 165
$ 6,802
Internet - 0 .32%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(h)
450 382
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(g)
225 227
Meta Platforms Inc
4.45%, 08/15/2052 390 342
Netflix Inc
4.88%, 04/15/2028 150 151
5.40%, 08/15/2054
(i)
165 167
5.88%, 11/15/2028 385 404

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Tencent Holdings Ltd
3.84%, 04/22/2051
(g)
$ 200 $ 152
$ 1,825
Investment Companies - 0 .37%
Blackstone Private Credit Fund
4.70%, 03/24/2025 610 604
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
360 345
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 395 344
5.25%, 05/15/2027 510 489
6.25%, 05/15/2026 325 324
$ 2,106
Leisure Products & Services - 0 .41%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
425 460
NCL Corp Ltd
3.63%, 12/15/2024
(g)
85 84
5.88%, 02/15/2027
(g)
160 159
NCL Finance Ltd
6.13%, 03/15/2028
(g),(h)
950 951
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
645 641
$ 2,295
Lodging - 0 .34%
Sands China Ltd
3.80%, 01/08/2026 350 340
Station Casinos LLC
6.63%, 03/15/2032
(g)
210 212
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
1,475 1,397
$ 1,949
Machinery - Diversified - 0 .37%
Ingersoll Rand Inc
5.18%, 06/15/2029 710 723
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
965 993
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 348
$ 2,064
Media - 0 .75%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
409 358
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.80%, 03/01/2050 580 438
6.10%, 06/01/2029 580 593
Comcast Corp
5.50%, 11/15/2032 900 940
5.65%, 06/01/2054
(h)
150 153
CSC Holdings LLC
4.50%, 11/15/2031
(g)
200 138
Directv Financing LLC
8.88%, 02/01/2030
(g)
50 50
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
75 72
DISH Network Corp
11.75%, 11/15/2027
(g)
540 541
Paramount Global
4.20%, 05/19/2032 375 320
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
345 337
Ziggo BV
4.88%, 01/15/2030
(g)
300 273
$ 4,213
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0 .58%
Corp Nacional del Cobre de Chile
4.25%, 07/17/2042
(g)
$ 200 $ 159
Glencore Funding LLC
5.37%, 04/04/2029
(g)
1,050 1,065
6.13%, 10/06/2028
(g)
550 572
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
495 484
6.13%, 04/01/2029
(g)
110 110
IAMGOLD Corp
5.75%, 10/15/2028
(g)
175 168
New Gold Inc
7.50%, 07/15/2027
(g)
180 182
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
530 544
$ 3,284
Mortgage Backed Securities - 5 .68%
Fannie Mae REMICS
0.59%, 08/25/2049
(m)
6,086 685
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.64%, 08/25/2043
(m)
1,245 129
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.69%, 12/25/2042
(m)
4,554 521
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.69%, 01/25/2048
(m)
1,758 225
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.74%, 03/25/2048
(m)
2,146 265
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
0.74%, 06/25/2048
(m)
2,342 317
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(m)
358 10
3.00%, 09/25/2050
(m)
2,045 335
3.50%, 09/25/2027
(m)
563 18
3.50%, 11/25/2027
(m)
149 5
3.50%, 05/25/2028
(m)
147 3
4.00%, 04/25/2043
(m)
137 9
Freddie Mac REMICS
0.60%, 10/15/2046
(m)
2,839 353
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.69%, 06/25/2050
(m)
2,432 307
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.00%, 02/15/2036 47 45
3.00%, 05/15/2027
(m)
284 7
3.00%, 10/15/2027
(m)
116 3
3.00%, 02/15/2029
(m)
566 14
3.50%, 02/15/2028
(m)
283 8
3.50%, 01/15/2040
(m)
60 —
3.50%, 03/15/2041
(m)
651 26
5.90%, 05/15/2049 2,357 2,322
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
0.16%, 04/20/2052
(m)
2,538 303
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
0.59%, 11/20/2040
(m)
1,197 138
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.59%, 05/20/2046
(m)
285 39
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
0.61%, 12/16/2043
(m)
$ 2,664 $ 264
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.64%, 11/20/2046
(m)
2,170 249
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.69%, 08/20/2044
(m)
1,005 129
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
0.69%, 03/20/2047
(m)
1,232 169
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
0.74%, 10/20/2045
(m)
1,008 123
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.74%, 08/20/2047
(m)
4,083 690
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.74%, 08/20/2047
(m)
1,449 180
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.74%, 08/20/2047
(m)
495 67
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.74%, 11/20/2047
(m)
731 96
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.79%, 06/20/2045
(m)
1,336 168
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.79%, 10/20/2047
(m)
1,862 259
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.84%, 08/20/2050
(m)
2,564 355
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.84%, 09/20/2050
(m)
2,732 367
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.84%, 11/20/2050
(m)
1,788 253
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.84%, 08/20/2051
(m)
1,653 226
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.09%, 04/20/2041
(m)
502 64
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.50%, 12/20/2050
(m)
2,615 387
3.00%, 07/20/2050
(m)
553 79
3.00%, 11/20/2050
(m)
1,444 227
3.00%, 11/20/2050
(m)
2,098 332
3.00%, 11/20/2050
(m)
2,409 431
3.50%, 01/20/2043
(m)
1,919 305
3.50%, 10/20/2049
(m)
856 153
4.00%, 03/16/2039
(m)
100 1
4.00%, 09/20/2040
(m)
462 23
4.50%, 05/16/2043
(m)
786 134
J.P. Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(g),(l)
4,192 4,204
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(g),(l)
5,171 5,198
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(g),(l)
2,755 2,764
Sequoia Mortgage Trust 2024-2
6.00%, 12/25/2053
(g),(l)
3,721 3,730
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(g),(l)
$ 4,380 $ 4,389
$ 32,103
Oil & Gas - 2 .48%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(g)
1,885 1,910
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
895 896
Civitas Resources Inc
8.63%, 11/01/2030
(g)
330 356
Comstock Resources Inc
6.75%, 03/01/2029
(g)
330 319
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
265 265
Diamondback Energy Inc
5.75%, 04/18/2054 460 455
5.90%, 04/18/2064 380 378
Ecopetrol SA
8.88%, 01/13/2033 250 261
Marathon Oil Corp
6.60%, 10/01/2037 285 317
MEG Energy Corp
7.13%, 02/01/2027
(g)
109 110
Occidental Petroleum Corp
5.20%, 08/01/2029 220 221
5.55%, 03/15/2026 975 978
5.88%, 09/01/2025 1,010 1,014
6.60%, 03/15/2046 720 767
Permian Resources Operating LLC
6.25%, 02/01/2033
(g),(i)
135 136
8.00%, 04/15/2027
(g)
700 723
Pertamina Persero PT
3.10%, 08/27/2030
(g)
200 178
Petroleos Mexicanos
6.70%, 02/16/2032 278 237
Puma International Financing SA
7.75%, 04/25/2029
(g)
450 456
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
300 202
5.75%, 07/17/2054
(g)
400 392
SM Energy Co
7.00%, 08/01/2032
(g)
185 187
Southwestern Energy Co
4.75%, 02/01/2032 380 355
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 395 369
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(g)
975 937
Transocean Inc
8.25%, 05/15/2029
(g)
690 705
8.50%, 05/15/2031
(g)
535 548
Vital Energy Inc
7.88%, 04/15/2032
(g)
180 183
9.75%, 10/15/2030 160 175
$ 14,030
Oil & Gas Services - 0 .39%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
1,335 1,332
Enerflex Ltd
9.00%, 10/15/2027
(g)
820 845
$ 2,177
Other Asset Backed Securities - 0 .49%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(g)
1,109 1,093

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Master Trust
1.53%, 07/20/2028 $ 1,725 $ 1,693
$ 2,786
Packaging & Containers - 0 .79%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
200 192
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
595 593
6.88%, 01/15/2030
(g),(i)
55 55
8.75%, 04/15/2030
(g)
515 505
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 356 371
Graphic Packaging International LLC
4.13%, 08/15/2024 125 125
LABL Inc
5.88%, 11/01/2028
(g)
205 189
6.75%, 07/15/2026
(g)
1,070 1,064
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
720 743
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(g)
600 610
$ 4,447
Pharmaceuticals - 1 .01%
AbbVie Inc
4.05%, 11/21/2039 500 447
4.95%, 03/15/2031 855 872
5.40%, 03/15/2054 285 289
AdaptHealth LLC
5.13%, 03/01/2030
(g),(h)
410 366
6.13%, 08/01/2028
(g)
910 887
Bausch Health Cos Inc
5.50%, 11/01/2025
(g)
710 665
Bayer US Finance LLC
6.25%, 01/21/2029
(g)
400 416
Becton Dickinson & Co
4.69%, 02/13/2028 865 865
BellRing Brands Inc
7.00%, 03/15/2030
(g)
275 283
Endo Finance Holdings Inc
8.50%, 04/15/2031
(g)
170 179
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 268
Owens & Minor Inc
4.50%, 03/31/2029
(g),(h)
202 178
$ 5,715
Pipelines - 3 .00%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
205 200
5.75%, 03/01/2027
(g)
155 155
Cheniere Energy Inc
5.65%, 04/15/2034
(g)
385 391
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(g)
1,105 1,148
DT Midstream Inc
4.13%, 06/15/2029
(g)
1,405 1,313
Energy Transfer LP
3.75%, 05/15/2030 965 909
5.15%, 03/15/2045 1,625 1,470
5.25%, 07/01/2029 885 895
5.55%, 02/15/2028 1,065 1,085
6.05%, 09/01/2054 285 286
Enterprise Products Operating LLC
3.13%, 07/31/2029 500 467
EQM Midstream Partners LP
4.75%, 01/15/2031
(g)
160 151
6.00%, 07/01/2025
(g)
89 89
6.38%, 04/01/2029
(g)
165 168
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
EQM Midstream Partners LP   (continued)
7.50%, 06/01/2027
(g)
$ 910 $ 935
Genesis Energy LP / Genesis Energy Finance Corp
8.25%, 01/15/2029 345 359
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
590 548
5.63%, 02/15/2026
(g)
1,050 1,044
Kinder Morgan Inc
5.00%, 02/01/2029 520 524
5.40%, 02/01/2034 650 655
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g)
1,165 1,181
NuStar Logistics LP
5.75%, 10/01/2025 335 335
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 455
5.00%, 03/15/2027 275 276
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(g)
410 355
Venture Global LNG Inc
7.00%, 01/15/2030
(g)
100 101
8.38%, 06/01/2031
(g)
135 142
9.50%, 02/01/2029
(g)
775 862
Williams Cos Inc/The
5.40%, 03/02/2026 475 478
$ 16,977
Private Equity - 0 .17%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
425 406
3.75%, 09/15/2030
(g),(h)
268 235
8.00%, 06/15/2027
(g)
285 298
$ 939
REITs - 1 .08%
American Homes 4 Rent LP
5.50%, 07/15/2034 425 428
American Tower Corp
1.30%, 09/15/2025 445 426
5.50%, 03/15/2028 335 342
Crown Castle Inc
5.80%, 03/01/2034 350 364
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
390 364
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
1,073 1,020
7.00%, 07/15/2031
(g)
60 61
Mid-America Apartments LP
2.88%, 09/15/2051 646 412
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
640 605
5.88%, 10/01/2028
(g)
25 25
7.00%, 02/01/2030
(g)
150 153
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
230 227
4.13%, 08/15/2030
(g)
865 802
XHR LP
4.88%, 06/01/2029
(g)
766 723
6.38%, 08/15/2025
(g)
165 165
$ 6,117
Retail - 0 .74%
Bath & Body Works Inc
5.25%, 02/01/2028 1,575 1,543
6.63%, 10/01/2030
(g)
200 202
9.38%, 07/01/2025
(g)
41 42

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
$ 345 $ 322
Patrick Industries Inc
4.75%, 05/01/2029
(g)
490 457
7.50%, 10/15/2027
(g)
480 482
Victra Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(g)
1,155 1,160
$ 4,208
Semiconductors - 1 .05%
Broadcom Inc
3.14%, 11/15/2035
(g)
75 62
3.42%, 04/15/2033
(g)
2,180 1,925
5.05%, 07/12/2029 300 304
5.15%, 11/15/2031 340 344
Marvell Technology Inc
2.95%, 04/15/2031 465 409
5.95%, 09/15/2033 510 536
Micron Technology Inc
5.30%, 01/15/2031 790 804
6.75%, 11/01/2029 370 399
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 1,000 1,004
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 132
$ 5,919
Software - 1 .41%
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
25 24
9.00%, 09/30/2029
(g)
565 562
Open Text Corp
3.88%, 12/01/2029
(g)
320 290
Oracle Corp
1.65%, 03/25/2026 525 498
2.50%, 04/01/2025 270 265
2.80%, 04/01/2027 525 500
3.95%, 03/25/2051 670 509
4.00%, 07/15/2046 250 197
6.15%, 11/09/2029 370 394
Take-Two Interactive Software Inc
3.55%, 04/14/2025 955 942
4.00%, 04/14/2032 410 382
4.95%, 03/28/2028 500 503
5.40%, 06/12/2029 275 281
VMware LLC
1.40%, 08/15/2026 1,500 1,399
1.80%, 08/15/2028 1,360 1,212
$ 7,958
Sovereign - 0 .29%
Bahrain Government International Bond
7.50%, 02/12/2036
(g)
300 311
Hungary Government International Bond
6.13%, 05/22/2028
(g)
350 359
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(g)
300 324
Peruvian Government International Bond
5.63%, 11/18/2050 200 198
Serbia International Bond
6.00%, 06/12/2034
(g)
440 438
$ 1,630
Telecommunications - 1 .68%
AT&T Inc
2.30%, 06/01/2027 450 422
2.55%, 12/01/2033 535 438
2.75%, 06/01/2031 315 276
3.50%, 09/15/2053 2,668 1,865
Frontier Communications Holdings LLC
8.63%, 03/15/2031
(g)
190 199
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Level 3 Financing Inc
10.50%, 05/15/2030
(g)
$ 320 $ 327
T-Mobile USA Inc
2.40%, 03/15/2029 910 822
2.55%, 02/15/2031 650 565
2.63%, 04/15/2026 550 529
3.50%, 04/15/2025 715 705
3.50%, 04/15/2031 1,800 1,647
6.00%, 06/15/2054 250 264
Verizon Communications Inc
2.55%, 03/21/2031 1,131 980
2.88%, 11/20/2050 220 142
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
355 308
$ 9,489
Transportation - 0 .32%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 163
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
GN Bondco LLC
9.50%, 10/15/2031
(g),(h)
15 14
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(g)
740 739
Norfolk Southern Corp
5.35%, 08/01/2054 450 441
RXO Inc
7.50%, 11/15/2027
(g)
415 426
$ 1,792
Trucking & Leasing - 0 .10%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(g)
575 581
Water - 0 .17%
Aegea Finance Sarl
9.00%, 01/20/2031
(g)
550 580
Essential Utilities Inc
2.70%, 04/15/2030 400 357
$ 937
TOTAL BONDS $ 404,695
SENIOR FLOATING RATE INTERESTS
- 2 .35%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .00%
TransDigm Inc
7.84%, 02/28/2031
(o)
$ 25 $ 25
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Airlines - 0 .26%
AAdvantage Loyalty IP Ltd
10.29%, 04/20/2028
(o)
191 198
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc
8.03%, 02/15/2031
(o)
135 135
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WestJet Loyalty LP
9.08%, 01/31/2031
(o)
1,132 1,133
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 1,466
Automobile Parts & Equipment - 0 .01%
Tenneco Inc
10.43%, 11/17/2028
(o)
65 62
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0 .03%
MIWD Holdco II LLC
8.84%, 03/21/2031
(o)
$ 195 $ 195
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Commercial Services - 0 .09%
Boost Newco Borrower LLC
7.26%, 01/31/2031
(o)
210 210
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Garda World Security Corp
9.59%, 02/01/2029
(o)
282 283
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 493
Computers - 0 .27%
Virtusa Corp
8.59%, 02/15/2029
(o)
1,511 1,515
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Consumer Products - 0 .14%
Kronos Acquisition Holdings Inc
0.60%, 06/27/2031
(o)
780 768
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Entertainment - 0 .09%
Lions Gate Capital Holdings LLC
7.11%, 03/24/2025
(o)
499 498
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Food - 0 .07%
Fiesta Purchaser Inc
9.34%, 01/31/2031
(o)
375 377
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Products - 0 .15%
Medline Borrower LP
8.10%, 10/23/2028
(o)
853 856
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Healthcare - Services - 0 .06%
Star Parent Inc
9.08%, 09/27/2030
(o)
359 360
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Lodging - 0 .25%
Fertitta Entertainment LLC/NV
9.08%, 01/27/2029
(o)
1,433 1,436
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Media - 0 .27%
CSC Holdings LLC
7.94%, 04/15/2027
(o)
628 534
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.71%, 08/02/2029
(o)
1,006 1,003
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 1,537
Mining - 0 .11%
Arsenal AIC Parent LLC
9.09%, 08/18/2030
(o)
607 608
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0 .24%
Jazz Financing Lux Sarl
2.85%, 05/05/2028
(o)
$ 1,364 $ 1,365
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Retail - 0 .30%
Foundation Building Materials Inc
4.60%, 01/24/2031
(o)
90 89
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
IRB Holding Corp
7.61%, 12/15/2027
(o)
1,577 1,577
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 1,666
Software - 0 .01%
Project Boost Purchaser LLC
7.78%, 07/02/2031
(o)
80 80
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 13,307
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 31 .21%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .22%
3.00%, 01/01/2043 $ 1,214 $ 1,103
3.00%, 02/01/2043 559 508
4.00%, 02/01/2046 2,344 2,260
4.50%, 04/01/2031 211 210
4.50%, 04/01/2041 1,397 1,386
5.00%, 06/01/2031 145 146
5.50%, 05/01/2033 18 18
5.50%, 12/01/2033 265 268
5.50%, 11/01/2036 270 274
5.50%, 04/01/2038 58 59
5.50%, 08/01/2038 133 136
6.00%, 06/01/2028 1 1
6.00%, 12/01/2031 7 8
6.00%, 12/01/2032 8 8
6.00%, 02/01/2033 39 40
6.00%, 12/01/2033 17 17
6.00%, 10/01/2036 70 72
6.00%, 07/01/2038 315 326
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 3 3
6.50%, 10/01/2035 19 20
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 5 5
7.50%, 01/01/2031 2 3
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 30 30
$ 6,910
Federal National Mortgage Association (FNMA) - 0 .18%
5.00%, 07/01/2044 790 799
6.71%, 07/01/2033 199 202
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 1,001
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .39%
2.00%, 01/01/2051 4,124 3,423
2.00%, 02/01/2051 2,187 1,797
2.00%, 03/01/2051 3,633 3,012
2.00%, 11/01/2051 4,127 3,379
2.00%, 11/01/2051 4,521 3,699
2.00%, 12/01/2051 4,162 3,394

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 05/01/2052 $ 3,010 $ 2,470
2.50%, 02/01/2051 2,678 2,299
2.50%, 07/01/2051 2,991 2,545
2.50%, 09/01/2051 3,952 3,382
2.50%, 09/01/2051 1,361 1,165
2.50%, 11/01/2051 1,855 1,583
2.50%, 01/01/2052 1,904 1,633
2.50%, 04/01/2052 3,183 2,699
3.00%, 10/01/2029 26 25
3.00%, 09/01/2032 57 54
3.00%, 04/01/2043 189 171
3.00%, 05/01/2043 347 314
3.00%, 11/01/2046 2,416 2,163
3.00%, 12/01/2048 60 53
3.00%, 11/01/2050 743 662
3.00%, 03/01/2052 5,259 4,658
3.50%, 02/01/2033 10 10
3.50%, 01/01/2044 607 568
3.50%, 11/01/2044 1,166 1,090
3.50%, 04/01/2047 75 70
3.50%, 10/01/2047 32 30
3.50%, 11/01/2047 871 805
3.50%, 03/01/2048 17 16
3.50%, 04/01/2052 2,677 2,441
3.50%, 06/01/2052 3,263 2,975
4.00%, 02/01/2031 74 72
4.00%, 03/01/2034 257 252
4.00%, 05/01/2047 2,190 2,094
4.00%, 06/01/2048 6 6
4.00%, 08/01/2052 2,212 2,083
4.50%, 06/01/2044 306 302
4.50%, 05/01/2053 1,783 1,727
4.50%, 07/01/2053 745 726
5.00%, 06/01/2048 555 558
5.00%, 07/01/2052 1,033 1,028
5.00%, 09/01/2052 1,401 1,391
5.00%, 04/01/2053 2,399 2,386
5.00%, 06/01/2053 2,562 2,540
5.00%, 08/01/2054
(p)
5,710 5,623
5.50%, 07/01/2033 17 18
5.50%, 09/01/2033 45 46
5.50%, 05/01/2040 83 84
5.50%, 05/01/2053 2,781 2,800
5.50%, 11/01/2053 1,921 1,935
5.50%, 11/01/2053 2,033 2,049
5.50%, 08/01/2054
(p)
7,280 7,291
6.00%, 02/01/2038 58 59
6.00%, 05/01/2038 27 28
6.00%, 08/01/2038 126 129
6.00%, 08/01/2038 53 54
6.00%, 01/01/2053 4,068 4,207
6.00%, 08/01/2054
(p)
8,985 9,112
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 1 1
6.50%, 07/01/2037 108 113
6.50%, 12/01/2037 90 93
6.50%, 02/01/2038 138 145
6.50%, 09/01/2038 153 160
6.50%, 08/01/2054
(p)
2,215 2,271
7.00%, 03/01/2032 11 11
7.50%, 08/01/2032 3 3
$ 103,985
Government National Mortgage Association (GNMA) - 8 .80%
2.00%, 07/20/2051 2,354 1,951
2.00%, 11/20/2051 1,219 1,011
2.50%, 06/20/2050 1,138 983
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
2.50%, 04/20/2051 $ 1,325 $ 1,140
2.50%, 05/20/2051 1,585 1,364
3.00%, 06/20/2043 953 867
3.00%, 01/20/2045 352 320
3.00%, 06/20/2046 173 157
3.00%, 07/20/2046 744 674
3.00%, 11/20/2046 1,161 1,050
3.50%, 03/15/2042 486 459
3.50%, 04/15/2042 411 388
3.50%, 09/20/2044 48 44
3.50%, 09/20/2047 552 515
3.50%, 06/20/2048 737 683
3.50%, 04/20/2052 2,130 1,958
4.00%, 01/20/2048 1,683 1,606
4.00%, 04/20/2052 362 342
4.50%, 06/20/2025 92 92
4.50%, 09/15/2039 151 150
4.50%, 03/15/2040 640 635
4.50%, 09/20/2052 1,738 1,686
5.00%, 11/15/2033 543 549
5.00%, 06/15/2034 8 8
5.00%, 02/15/2042 430 438
5.00%, 12/20/2052 1,243 1,232
5.00%, 02/20/2053 1,831 1,814
5.00%, 08/20/2054
(p)
6,125 6,057
5.50%, 05/20/2035 21 22
5.50%, 02/15/2038 216 222
5.50%, 08/20/2054
(p)
9,750 9,779
6.00%, 07/20/2028 5 5
6.00%, 11/20/2028 5 6
6.00%, 01/20/2029 6 6
6.00%, 07/20/2029 1 1
6.00%, 08/15/2031 11 11
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 4 4
6.00%, 02/15/2033 9 10
6.00%, 12/15/2033 8 9
6.00%, 08/20/2054
(p)
8,625 8,726
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 10/15/2032 3 3
6.50%, 12/15/2032 24 24
6.50%, 08/20/2054
(p)
2,650 2,699
7.00%, 06/15/2031 3 3
7.00%, 06/15/2032 18 19
8.00%, 01/20/2031 1 1
$ 49,726
U.S. Treasury - 0 .94%
1.88%, 11/15/2051 1,300 780
3.88%, 08/15/2040
(q)
4,720 4,518
$ 5,298
U.S. Treasury Bill - 1 .68%
5.20%, 11/29/2024
(r)
4,875 4,793
5.34%, 09/24/2024
(r)
4,765 4,728
$ 9,521
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 176,441
Total Investments $ 621,927
Other Assets and Liabilities -  (10.03)% (56,677)
TOTAL NET ASSETS - 100.00% $ 565,250

Schedule of Investments
Core Plus Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,969 or
1.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $158,282 or 28.00% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,721 or 1.01% of net assets.
(i) Security purchased on a when-issued basis.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $606 or 0.11% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$4,236 or 0.75% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 10,531 $ 243,205 $ 230,654 $ 23,082
$ 10,531 $ 243,205 $ 230,654 $ 23,082
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 407 $ — $ — $ —
$ 407 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2024 Long 176 $ 19,679 $ 443
US 10 Year Ultra Note; September 2024 Long 109 12,598 356
US 2 Year Note; September 2024 Long 124 25,465 50
US 5 Year Note; September 2024 Long 680 73,366 939
US Long Bond; September 2024 Long 412 49,762 1,669
US Ultra Bond; September 2024 Long 25 3,199 108
Total $ 3,565
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.16% Shares Held Value (000's)
Closed-End Funds - 2.15%
Cliffwater Enhanced Lending Fund 2,672,811 $ 29,294
Variant Alternative Income Fund 1,032,702 28,306
$ 57,600
Exchange-Traded Funds - 1.29%
iShares Broad USD High Yield Corporate Bond
ETF
366,025 13,506
iShares Core U.S. Aggregate Bond ETF 38,225 3,789
iShares J.P. Morgan USD Emerging Markets Bond
ETF
41,350 3,740
Vanguard Intermediate-Term Corporate Bond ETF 166,225 13,579
$ 34,614
Money Market Funds - 3.72%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
4,106,199 4,107
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
95,846,420 95,846
$ 99,953
TOTAL INVESTMENT COMPANIES $ 192,167
COMMON STOCKS - 2.26% Shares Held Value (000's)
Distribution & Wholesale - 0.21%
ATD New Holdings Inc
(d)
385,347 $ 5,511
Entertainment - 0.05%
Crown Finance US Inc - 1145 Shares
(d)
360 7
Crown Finance US Inc - 4A2 Shares
(d)
67,603 1,267
$ 1,274
Healthcare - Services - 0.02%
Sound Inpatient Physicians Inc - Class A
(d),(e)
4,387,648 263
Sound Inpatient Physicians Inc - Class A2
(d),(e)
204,373 205
$ 468
Iron & Steel - 0.63%
Specialty Steel Holdings, Inc.
(d),(e)
87 17,037
Mining - 1.16%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
6,589 1,571
Burgundy Diamond Mines Ltd
(d)
11,967,877 1,292
Real Alloy Holding Inc
(e)
362 28,277
$ 31,140
Miscellaneous Manufacturers - 0.17%
Utex Industries 120,675 4,546
Utex Industries - Warrants
(d),(e)
53,725 5
$ 4,551
Retail - 0.00%
Jo-Ann Stores LLC
(d),(e)
3,755 4
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(d)
10,688 7
Bright Bidco - 4A2 Shares
(d)
14,600 9
$ 16
Software - 0.02%
Avaya Holdings Corp
(d)
12,271 84
Avaya Holdings Corp
(d)
46,100 314
Skillsoft Corp
(d)
11,541 198
$ 596
TOTAL COMMON STOCKS $ 60,597
PREFERRED STOCKS - 1.01% Shares Held Value (000's)
Banks - 0.14%
KeyCorp 6.13%, 12/15/2026
(g)
46,140 $ 1,099
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
Morgan Stanley 5.85%, 04/15/2027
(g)
59,100 1,442
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(g)
8,715 224
Northern Trust Corp 4.70%, 01/01/2025
(g)
4,858 100
Regions Financial Corp 0.00%, 09/15/2029
(d),(g)
3,900 97
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Regions Financial Corp 5.70%, 05/15/2029
(g)
37,100 858
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
$ 3,820
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0.09%
Affiliated Managers Group Inc 4.75%, 09/30/2060 2,874 $ 55
Affiliated Managers Group Inc 5.88%, 03/30/2059 7,463 167
Capital One Financial Corp 4.80%, 06/01/2025
(g)
13,934 261
Stifel Financial Corp 4.50%, 08/15/2026
(g)
2,239 41
Voya Financial Inc 5.35%, 09/15/2029
(g)
77,215 1,890
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,414
Electric - 0.33%
CMS Energy Corp 5.88%, 03/01/2079 189,839 4,581
DTE Energy Co 4.38%, 12/01/2081 6,005 118
DTE Energy Co 5.25%, 12/01/2077 35,000 808
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 202
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,490
Southern Co/The 5.25%, 12/01/2077 30,863 713
$ 8,912
Food - 0.04%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(g),(h)
10,000 975
Insurance - 0.05%
Allstate Corp/The 4.75%, 01/15/2025
(g)
4,065 85
Allstate Corp/The 5.10%, 10/15/2024
(g)
8,460 183
Equitable Holdings Inc 4.30%, 03/15/2026
(g)
5,055 91
Equitable Holdings Inc 5.25%, 12/15/2024
(g)
21,903 481
Prudential Financial Inc 5.63%, 08/15/2058 5,000 124
Prudential Financial Inc 5.95%, 09/01/2062 17,597 458
$ 1,422
REITs - 0.33%
Kimco Realty Corp 5.25%, 09/03/2024
(g)
5,967 131
Prologis Inc 8.54%, 11/13/2026
(g)
67,953 3,843
Public Storage 3.95%, 08/17/2026
(g)
6,233 110
Public Storage 4.00%, 06/16/2026
(g)
83,260 1,455
Public Storage 4.13%, 08/14/2025
(g)
80,000 1,466
Public Storage 4.63%, 06/17/2025
(g)
14,712 298
Public Storage 4.70%, 11/15/2024
(g)
25,200 520
Public Storage 5.60%, 09/03/2024
(g)
38,030 939
$ 8,762
Sovereign - 0.03%
CoBank ACB 6.20%, 01/01/2025
(g)
7,000 696
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 27,001
BONDS - 70.42%
Principal
Amount (000's) Value (000's)
Advertising - 0.60%
Clear Channel Outdoor Holdings Inc
7.88%, 04/01/2030
(h)
$ 4,870 $ 4,956
9.00%, 09/15/2028
(h),(i)
1,680 1,784
Interpublic Group of Cos Inc/The
5.38%, 06/15/2033 100 101
JCDecaux SE
2.63%, 04/24/2028 EUR 100 105
MMS USA Holdings Inc
1.25%, 06/13/2028 100 101
Omnicom Group Inc
4.20%, 06/01/2030 $ 100 97
5.30%, 11/01/2034
(j)
1,316 1,315
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(h)
1,350 1,252
4.63%, 03/15/2030
(h)
2,250 2,067
5.00%, 08/15/2027
(h)
4,225 4,129
WPP Finance SA
4.13%, 05/30/2028 EUR 100 111
$ 16,018

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense - 1.07%
Airbus SE
1.63%, 06/09/2030 EUR 100 $ 100
3.15%, 04/10/2027
(h)
$ 150 145
BAE Systems PLC
3.40%, 04/15/2030
(h)
200 185
5.50%, 03/26/2054
(h)
257 257
Boeing Co/The
2.95%, 02/01/2030 200 176
3.10%, 05/01/2026 200 192
3.38%, 06/15/2046 561 369
5.15%, 05/01/2030 676 666
5.71%, 05/01/2040 150 143
5.81%, 05/01/2050 923 860
5.93%, 05/01/2060 688 633
6.26%, 05/01/2027
(h)
519 530
6.86%, 05/01/2054
(h)
100 106
7.01%, 05/01/2064
(h)
487 516
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(h)
1,990 1,978
GE Capital Funding LLC
4.55%, 05/15/2032 200 195
General Dynamics Corp
4.25%, 04/01/2050 125 108
General Electric Co
1.88%, 05/28/2027 EUR 200 207
HEICO Corp
5.35%, 08/01/2033 $ 100 101
L3Harris Technologies Inc
5.05%, 04/27/2045 100 95
5.25%, 06/01/2031 635 647
5.40%, 01/15/2027 100 101
5.40%, 07/31/2033 617 628
Lockheed Martin Corp
2.80%, 06/15/2050 150 99
4.75%, 02/15/2034 100 100
4.95%, 10/15/2025 150 150
5.90%, 11/15/2063 100 109
Northrop Grumman Corp
4.95%, 03/15/2053 427 397
5.15%, 05/01/2040 150 147
5.20%, 06/01/2054 574 552
5.25%, 05/01/2050 100 97
RTX Corp
3.75%, 11/01/2046 150 117
4.15%, 05/15/2045 150 125
4.45%, 11/16/2038 100 92
5.00%, 02/27/2026 200 200
5.38%, 02/27/2053 841 824
5.75%, 01/15/2029 200 209
6.40%, 03/15/2054 556 625
TransDigm Inc
4.63%, 01/15/2029 25 24
4.88%, 05/01/2029 2,200 2,094
5.50%, 11/15/2027 5,550 5,480
6.63%, 03/01/2032
(h)
4,600 4,705
6.88%, 12/15/2030
(h)
1,760 1,810
7.13%, 12/01/2031
(h)
1,775 1,842
$ 28,736
Agriculture - 0.13%
Altria Group Inc
3.70%, 02/04/2051 100 70
4.00%, 02/04/2061 100 72
5.95%, 02/14/2049 100 101
Archer-Daniels-Midland Co
2.50%, 08/11/2026 200 192
4.50%, 08/15/2033 100 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
BAT Capital Corp
6.42%, 08/02/2033 $ 300 $ 322
7.08%, 08/02/2043 100 110
7.08%, 08/02/2053 50 55
BAT International Finance PLC
2.25%, 06/26/2028 GBP 100 116
5.93%, 02/02/2029 $ 200 208
BAT Netherlands Finance BV
3.13%, 04/07/2028 EUR 100 108
British American Tobacco PLC
3.75%, 06/27/2029
(g),(k)
100 100
EUR Swap Annual (VS 6 Month) 5 Year +
3.95%
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 97
Cargill Inc
4.76%, 11/23/2045
(h)
100 92
Darling Ingredients Inc
6.00%, 06/15/2030
(h)
600 595
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 89
Philip Morris International Inc
0.80%, 08/01/2031 100 90
2.88%, 05/14/2029 100 106
4.75%, 02/12/2027 $ 200 201
4.88%, 02/15/2028 200 201
5.25%, 09/07/2028 75 77
5.50%, 09/07/2030 100 104
5.63%, 09/07/2033 200 207
$ 3,410
Airlines - 0.41%
American Airlines 2017-2 Class AA Pass Through
Trust
3.35%, 04/15/2031 135 126
American Airlines Group Inc
10.75%, PIK 10.75%; 02/15/2026
(h),(l),(m)
750 773
10.75%, PIK 10.75%; 02/15/2026
(h),(l),(m)
3,850 3,966
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(h)
1,250 1,221
British Airways 2019-1 Class AA Pass Through
Trust
3.30%, 06/15/2034
(h)
81 74
British Airways 2020-1 Class A Pass Through Trust
4.25%, 05/15/2034
(h)
120 115
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(h)
895 788
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
11.00%, 04/15/2029
(h)
1,073 1,023
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(h)
60 60
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 200 115
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 100
United Airlines 2023-1 Class A Pass Through Trust
5.80%, 07/15/2037 98 100
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(h),(i)
900 717
9.50%, 06/01/2028
(h),(i)
1,925 1,723
$ 10,901
Apparel - 0.08%
Hanesbrands Inc
9.00%, 02/15/2031
(h),(i)
1,100 1,164

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel (continued)
Kering SA
0.75%, 05/13/2028 EUR 100 $ 99
3.63%, 09/05/2027 100 110
3.63%, 09/05/2031 100 109
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 300 295
NIKE Inc
3.25%, 03/27/2040 $ 100 80
3.38%, 03/27/2050 100 74
Tapestry Inc
3.05%, 03/15/2032 100 83
5.88%, 11/27/2031 EUR 100 113
VF Corp
4.25%, 03/07/2029 100 107
$ 2,234
Automobile Asset Backed Securities - 1.05%
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 $ 1,913 1,902
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 725 728
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 860 861
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,900 1,904
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 1,137 1,137
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 1,500 1,502
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(h)
1,490 1,491
Chase Auto Owner Trust 2024-4
4.94%, 07/25/2029
(h)
653 654
5.25%, 09/27/2027
(h)
1,550 1,550
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026 574 564
GM Financial Automobile Leasing Trust 2022-3
4.01%, 09/22/2025 332 332
GM Financial Automobile Leasing Trust 2023-3
5.79%, 01/20/2026 730 730
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 1,452 1,451
GM Financial Consumer Automobile Receivables
Trust 2021-3
0.73%, 08/16/2027 4,000 3,829
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 477 477
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 758 758
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029 1,000 1,005
Santander Drive Auto Receivables Trust 2023-2
5.87%, 03/16/2026 51 51
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 940 942
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 607 607
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(h)
1,700 1,705
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(h)
1,369 1,369
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(h)
1,290 1,291
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 650 641
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 $ 790 $ 790
$ 28,271
Automobile Manufacturers - 0.91%
American Honda Finance Corp
4.70%, 01/12/2028 200 201
BMW Finance NV
3.63%, 05/22/2035 EUR 150 166
BMW US Capital LLC
2.80%, 04/11/2026
(h)
$ 200 194
3.75%, 04/12/2028
(h)
200 194
Cummins Inc
5.15%, 02/20/2034 50 51
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(h)
260 220
3.65%, 04/07/2027
(h)
200 194
5.13%, 09/25/2027
(h)
238 240
5.13%, 01/19/2028
(h)
456 461
5.38%, 06/25/2034
(h)
150 152
Daimler Truck International Finance BV
3.88%, 06/19/2026 EUR 100 109
Ford Motor Co
4.75%, 01/15/2043 $ 884 723
5.29%, 12/08/2046 200 178
Ford Motor Credit Co LLC
2.90%, 02/10/2029 200 179
3.38%, 11/13/2025 200 195
4.00%, 11/13/2030 4,000 3,635
4.27%, 01/09/2027 300 292
4.45%, 02/14/2030 EUR 100 110
5.80%, 03/05/2027 $ 375 379
5.85%, 05/17/2027 1,326 1,340
6.80%, 11/07/2028 1,090 1,143
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029
(h)
875 892
General Motors Co
6.13%, 10/01/2025 200 202
6.25%, 10/02/2043 200 204
General Motors Financial Co Inc
2.70%, 06/10/2031 680 576
4.30%, 02/15/2029 EUR 100 111
5.60%, 06/18/2031 $ 702 710
5.75%, 02/08/2031 301 308
5.80%, 06/23/2028 200 205
5.80%, 01/07/2029 1,521 1,564
5.85%, 04/06/2030 792 819
5.95%, 04/04/2034 610 622
6.10%, 01/07/2034 25 26
6.40%, 01/09/2033 100 106
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 74
Honda Canada Finance Inc
4.87%, 09/23/2027 100 74
Honda Motor Co Ltd
2.97%, 03/10/2032 $ 100 90
Hyundai Capital America
5.30%, 06/24/2029
(h)
711 721
5.35%, 03/19/2029
(h)
675 686
5.68%, 06/26/2028
(h)
250 256
5.80%, 06/26/2025
(h)
495 497
6.50%, 01/16/2029
(h)
489 517
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(h)
200 201
5.05%, 08/03/2033
(h)
150 151
Mercedes-Benz Group AG
1.38%, 05/11/2028 EUR 200 204

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Mercedes-Benz International Finance BV
3.25%, 01/10/2032 EUR 100 $ 108
3.50%, 05/30/2026 300 327
Nissan Motor Co Ltd
4.81%, 09/17/2030
(h)
$ 200 188
PACCAR Financial Corp
4.45%, 03/30/2026 200 200
RCI Banque SA
1.13%, 01/15/2027 EUR 100 103
1.75%, 04/10/2026 100 105
3.88%, 01/12/2029 100 109
Stellantis Finance US Inc
5.63%, 01/12/2028
(h)
$ 200 205
Stellantis NV
1.25%, 06/20/2033 EUR 150 132
2.75%, 05/15/2026 100 107
Toyota Credit Canada Inc
2.73%, 08/25/2025 CAD 200 143
Toyota Motor Corp
1.34%, 03/25/2026 $ 100 95
5.28%, 07/13/2026 200 202
Toyota Motor Credit Corp
1.90%, 04/06/2028 200 183
3.38%, 04/01/2030 100 94
3.85%, 07/24/2030 EUR 100 112
5.25%, 09/11/2028 $ 200 205
Traton Finance Luxembourg SA
4.25%, 05/16/2028 EUR 100 111
Volkswagen Financial Services NV
1.13%, 07/05/2026 GBP 100 119
Volkswagen Financial Services Overseas AG
0.88%, 01/31/2028 EUR 200 199
Volkswagen Group of America Finance LLC
3.75%, 05/13/2030
(h)
$ 200 188
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 90
3.88%, 03/29/2026 200 218
4.13%, 11/16/2038 100 111
4.38%, 03/28/2031
(g),(k)
100 100
EUR Swap Annual (VS 6 Month) 9 Year +
3.36%
4.63%, 06/27/2028
(g),(k)
100 107
EUR Swap Annual (VS 6 Month) 10 Year +
3.98%
4.63%, 03/24/2026
(g),(k)
100 108
EUR Swap Annual (VS 6 Month) 12 Year +
2.97%
Volvo Treasury AB
3.88%, 08/29/2026 200 219
$ 24,360
Automobile Parts & Equipment - 0.59%
Aptiv PLC
1.60%, 09/15/2028 100 102
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 $ 100 88
Cie Generale des Etablissements Michelin SCA
0.25%, 11/02/2032 EUR 100 86
Continental AG
2.50%, 08/27/2026 200 214
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(h)
$ 7,976 6,988
LG Energy Solution Ltd
5.50%, 07/02/2034
(h)
2,000 2,002
Magna International Inc
4.38%, 03/17/2032 EUR 100 115
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(h)
$ 7,135 6,129
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Robert Bosch GmbH
4.00%, 06/02/2035 EUR 100 $ 111
$ 15,835
Banks - 11.64%
ABN AMRO Bank NV
2.47%, 12/13/2029
(h),(k)
$ 200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
3.88%, 12/21/2026 EUR 100 110
4.50%, 11/21/2034 100 117
4.80%, 04/18/2026
(h)
$ 200 198
AIB Group PLC
4.63%, 07/23/2029
(k)
EUR 100 113
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
ANZ New Zealand Int'l Ltd/London
5.36%, 08/14/2028
(h)
$ 200 205
Australia & New Zealand Banking Group Ltd
0.67%, 05/05/2031
(k)
EUR 100 102
EUR Swap Annual (VS 6 Month) 5 Year +
1.12%
4.20%, 03/31/2026 AUD 300 195
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(g),(h),(k),(n)
$ 2,600 2,625
USD Swap Rate NY 5 Year + 5.17%
Banca Transilvania SA
7.25%, 12/07/2028
(k)
EUR 775 879
Euribor Swap Rate 1 Year + 4.29%
8.88%, 04/27/2027
(k)
1,100 1,259
Euribor Swap Rate 1 Year + 5.58%
Banco Bilbao Vizcaya Argentaria SA
0.13%, 03/24/2027
(k)
200 205
3 Month Euro Interbank Offered Rate +
0.52%
4.63%, 01/13/2031
(k)
100 114
3 Month Euro Interbank Offered Rate +
1.70%
5.75%, 09/15/2033
(k)
100 115
Euribor Swap Rate 5 Year + 2.80%
9.38%, 03/19/2029
(g),(k),(n)
$ 1,500 1,617
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco de Sabadell SA
4.25%, 09/13/2030
(k)
EUR 100 111
Euribor Swap Rate 1 Year + 1.60%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 09/27/2024
(g),(h),(k),(n)
$ 275 273
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(g),(k),(n)
2,600 2,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Santander Chile
3.18%, 10/26/2031 150 133
Banco Santander SA
0.20%, 02/11/2028 EUR 100 98
1.72%, 09/14/2027
(k)
$ 200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.22%, 11/22/2032
(k)
200 170
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.75%, 01/16/2026 EUR 200 218
3.75%, 01/09/2034 100 111
3.88%, 01/16/2028 100 111

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA   (continued)
4.75%, 08/30/2028
(k)
GBP 100 $ 128
Generic Britain 1 Year Government Bond +
2.50%
5.59%, 08/08/2028 $ 1,200 1,230
6.35%, 03/14/2034 2,200 2,266
6.94%, 11/07/2033 200 225
9.63%, 11/21/2028
(g),(k),(n)
2,400 2,613
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Bancolombia SA
4.63%, 12/18/2029
(k),(n)
3,381 3,348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/2028 200 203
Bank Gospodarstwa Krajowego
5.75%, 07/09/2034
(h)
3,400 3,506
Bank of America Corp
1.10%, 05/24/2032
(k)
EUR 100 92
3 Month Euro Interbank Offered Rate +
0.95%
1.38%, 05/09/2030
(k)
100 99
3 Month Euro Interbank Offered Rate +
0.91%
2.46%, 10/22/2025
(k)
$ 2,734 2,714
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
2.59%, 04/29/2031
(k)
200 177
Secured Overnight Financing Rate + 2.15%
2.68%, 06/19/2041
(k)
25 18
Secured Overnight Financing Rate + 1.93%
2.97%, 07/21/2052
(k)
300 202
Secured Overnight Financing Rate + 1.56%
3.31%, 04/22/2042 984 757
Secured Overnight Financing Rate + 3.16%
3.42%, 12/20/2028
(k)
1,483 1,417
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.62%, 03/16/2028
(k)
CAD 200 143
Canadian Dollar Offered Rate 3 Month +
1.48%
3.65%, 03/31/2029
(k)
EUR 200 219
3 Month Euro Interbank Offered Rate +
3.67%
3.85%, 03/08/2037 $ 3,400 3,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
3.95%, 01/23/2049
(k)
100 82
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
3.97%, 02/07/2030
(k)
1,508 1,452
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 04/23/2040 1,373 1,203
CME Term Secured Overnight Financing
Rate 3 Month + 3.16%
4.24%, 04/24/2038
(k)
200 182
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.25%, 10/22/2026 200 197
4.38%, 01/27/2027
(g),(k)
4,000 3,778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(k)
837 808
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 200 185
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
5.02%, 07/22/2033
(k)
$ 200 $ 200
Secured Overnight Financing Rate + 2.16%
5.20%, 04/25/2029
(k)
100 101
Secured Overnight Financing Rate + 1.63%
5.47%, 01/23/2035
(k)
100 102
Secured Overnight Financing Rate + 1.65%
5.82%, 09/15/2029
(k)
100 104
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(k)
100 105
Secured Overnight Financing Rate + 1.84%
5.93%, 09/15/2027
(k)
300 306
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 869 935
6.13%, 04/27/2027
(g),(k)
3,900 3,907
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of America NA
5.53%, 08/18/2026 400 406
Bank of Georgia JSC
9.50%, 07/16/2029
(g),(h),(k),(n)
2,500 2,438
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.62%
Bank of Ireland Group PLC
1.38%, 08/11/2031
(k)
EUR 100 103
EUR Swap Annual (VS 6 Month) 5 Year +
1.65%
4.63%, 11/13/2029
(k)
100 113
Euribor Swap Rate 1 Year + 1.55%
Bank of Montreal
3.65%, 04/01/2027 CAD 200 143
4.70%, 09/14/2027 $ 200 200
5.04%, 05/29/2028 CAD 200 150
7.70%, 05/26/2084
(k)
$ 800 823
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(g),(k)
5,588 5,345
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.60%, 07/26/2030
(k)
200 199
Secured Overnight Financing Rate + 1.76%
4.70%, 09/20/2025
(g),(k)
2,000 1,966
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
4.95%, 04/26/2027
(k)
100 100
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(k)
100 100
Secured Overnight Financing Rate + 1.61%
5.61%, 07/21/2039
(k)
318 323
Secured Overnight Financing Rate + 1.77%
Bank of Nova Scotia/The
1.05%, 03/02/2026 100 94
1.85%, 11/02/2026 CAD 300 207
1.95%, 02/02/2027 $ 100 94
3.63%, 10/27/2081
(i),(k)
1,500 1,297
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.50%, 12/16/2025 200 198
4.59%, 05/04/2037
(k)
1,585 1,464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
5.65%, 02/01/2034 925 964
8.00%, 01/27/2084
(k)
3,000 3,142
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The   (continued)
8.63%, 10/27/2082
(k)
$ 1,000 $ 1,059
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
4.88%, 11/17/2025 1,082 1,072
5.13%, 06/11/2030 1,103 1,034
Banque Federative du Credit Mutuel SA
0.10%, 10/08/2027 EUR 100 98
0.75%, 01/17/2030 100 94
1.00%, 07/16/2026 GBP 200 239
1.13%, 11/19/2031 EUR 100 89
1.88%, 11/04/2026 200 209
3.75%, 02/03/2034 100 110
4.13%, 06/14/2033 100 113
4.38%, 05/02/2030 100 112
Barclays PLC
3.33%, 11/24/2042
(k)
$ 200 148
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.56%, 09/23/2035
(k)
1,781 1,577
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.92%, 08/08/2030
(k)
EUR 100 114
EUR Swap Annual (VS 6 Month) 1 Year +
1.75%
5.09%, 06/20/2030
(k)
$ 300 294
3 Month USD LIBOR + 3.05%
5.26%, 01/29/2034
(k)
EUR 100 119
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
6.50%, 09/13/2027
(k)
$ 400 411
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(k)
200 217
Secured Overnight Financing Rate + 2.62%
8.41%, 11/14/2032
(k)
GBP 100 137
Generic Britain 5 Year Government Bond +
4.75%
9.63%, 12/15/2029
(g),(k),(n)
$ 2,000 2,184
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BBVA Bancomer SA/Texas
8.45%, 06/29/2038
(h),(k),(n)
1,400 1,478
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
8.45%, 06/29/2038
(k),(n)
275 290
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BNP Paribas SA
0.13%, 09/04/2026 EUR 200 203
0.50%, 01/19/2030
(k)
200 189
3 Month Euro Interbank Offered Rate +
0.83%
1.32%, 01/13/2027
(h),(k)
$ 632 597
Secured Overnight Financing Rate + 1.00%
1.38%, 05/28/2029 EUR 100 98
1.68%, 06/30/2027
(h),(k)
$ 1,891 1,770
Secured Overnight Financing Rate + 0.91%
2.50%, 03/31/2032
(k)
EUR 100 104
Euribor Swap Rate 5 Year + 1.60%
2.88%, 02/24/2029 GBP 100 118
3.88%, 02/23/2029
(k)
EUR 200 220
3 Month Euro Interbank Offered Rate +
0.78%
4.13%, 05/24/2033 100 114
5.20%, 01/10/2030
(h),(k)
$ 200 201
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA   (continued)
5.34%, 06/12/2029
(h),(k)
$ 200 $ 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.50%, 05/20/2030
(h),(k)
200 203
Secured Overnight Financing Rate + 1.59%
5.75%, 06/13/2032 GBP 100 133
7.38%, 08/19/2025
(g),(h),(k),(n)
$ 5,000 5,020
USD Swap Semi-Annual 5 Year + 5.15%
BOI Finance BV
7.50%, 02/16/2027 EUR 1,175 1,191
BPCE SA
0.25%, 01/14/2031 100 89
0.50%, 02/24/2027 100 101
1.63%, 01/31/2028 100 102
1.63%, 03/02/2029
(k)
100 101
3 Month Euro Interbank Offered Rate +
1.10%
2.25%, 03/02/2032
(k)
100 104
EUR Swap Annual (VS 6 Month) 5 Year +
1.75%
2.50%, 11/30/2032
(k)
GBP 100 116
ICE Swap Rate GBP SONIA 5 Year + 1.83%
3.50%, 10/23/2027
(h)
$ 250 238
3.58%, 10/19/2042
(h),(k)
950 699
Secured Overnight Financing Rate + 1.95%
3.63%, 04/17/2026 EUR 100 109
4.00%, 11/29/2032 100 113
4.25%, 01/11/2035
(k)
100 112
3 Month Euro Interbank Offered Rate +
1.85%
4.63%, 03/02/2030
(k)
100 113
3 Month Euro Interbank Offered Rate +
1.60%
4.88%, 04/01/2026
(h)
$ 250 248
Burgan Bank SAK
2.75%, 12/15/2031
(k)
2,750 2,474
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%
CaixaBank SA
0.63%, 01/21/2028
(k)
EUR 200 203
3 Month Euro Interbank Offered Rate +
0.62%
0.75%, 05/26/2028
(k)
200 202
3 Month Euro Interbank Offered Rate +
1.00%
3.75%, 09/07/2029 100 111
5.67%, 03/15/2030
(h),(k)
$ 200 204
Secured Overnight Financing Rate + 1.78%
Canadian Imperial Bank of Commerce
0.05%, 10/15/2026 CHF 100 111
0.28%, 02/03/2027 100 111
3.45%, 04/07/2027 $ 200 194
5.35%, 04/20/2033
(k)
CAD 100 74
CORRA Compounded Index + 2.23%
5.50%, 01/14/2028 300 227
Citibank NA
4.93%, 08/06/2026
(j)
$ 958 960
5.57%, 04/30/2034 847 881
5.86%, 09/29/2025 300 303
Citigroup Inc
0.50%, 11/01/2028 CHF 200 221
1.46%, 06/09/2027
(k)
$ 100 94
Secured Overnight Financing Rate + 0.77%
1.75%, 10/23/2026 GBP 100 121
2.52%, 11/03/2032
(k)
$ 200 169
Secured Overnight Financing Rate + 1.18%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
2.57%, 06/03/2031 $ 783 $ 687
Secured Overnight Financing Rate + 4.21%
2.67%, 01/29/2031
(k)
300 267
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(k)
334 240
Secured Overnight Financing Rate + 1.38%
3.11%, 04/08/2026
(k)
998 982
Secured Overnight Financing Rate + 2.84%
3.67%, 07/24/2028
(k)
250 242
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.71%, 09/22/2028
(k)
EUR 200 220
3 Month Euro Interbank Offered Rate +
1.25%
3.79%, 03/17/2033
(k)
$ 1,833 1,671
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(g),(k)
3,000 2,843
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(g),(k)
1,500 1,436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.45%, 09/29/2027 1,552 1,532
4.66%, 05/24/2028
(k)
200 199
Secured Overnight Financing Rate + 1.89%
4.70%, 01/30/2025
(g),(k)
1,000 987
Secured Overnight Financing Rate + 3.23%
5.17%, 02/13/2030
(k)
200 202
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 100 97
5.45%, 06/11/2035
(k)
100 102
Secured Overnight Financing Rate + 1.45%
5.88%, 02/22/2033 1,523 1,586
6.17%, 05/25/2034 592 615
Secured Overnight Financing Rate + 5.32%
6.27%, 11/17/2033
(k)
100 107
Secured Overnight Financing Rate + 2.34%
Citizens Financial Group Inc
2.64%, 09/30/2032 1,835 1,454
5.65%, 10/06/2025
(g),(i),(k)
2,100 2,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
5.72%, 07/23/2032
(k)
950 962
Secured Overnight Financing Rate + 1.91%
5.84%, 01/23/2030
(k)
100 102
Secured Overnight Financing Rate + 2.01%
Comerica Inc
5.98%, 01/30/2030
(k)
100 100
Secured Overnight Financing Rate + 2.16%
Commerzbank AG
1.50%, 08/28/2028 EUR 100 102
5.13%, 01/18/2030
(k)
100 115
3 Month Euro Interbank Offered Rate +
2.40%
Commonwealth Bank of Australia
2.55%, 03/14/2027
(h)
$ 300 285
3.74%, 09/12/2039
(h)
200 166
6.70%, 03/15/2038
(k)
AUD 200 139
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
0.88%, 05/05/2028
(k)
EUR 300 304
3 Month Euro Interbank Offered Rate +
1.18%
1.00%, 09/24/2026
(h),(k)
$ 2,951 2,816
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
1.25%, 03/23/2026 EUR 100 105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Cooperatieve Rabobank UA   (continued)
3.75%, 07/21/2026 $ 250 $ 244
3.76%, 04/06/2033
(h),(k)
250 228
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.42%
4.63%, 05/23/2029 GBP 100 125
Credit Agricole SA
0.88%, 01/14/2032 EUR 100 89
1.00%, 09/18/2025 200 211
1.25%, 01/26/2027
(h),(k)
$ 1,054 994
Secured Overnight Financing Rate + 0.89%
2.00%, 03/25/2029 EUR 200 202
3.75%, 01/22/2034 100 111
3.88%, 11/28/2034 100 112
4.00%, 10/12/2026
(k)
200 217
3 Month Euro Interbank Offered Rate +
1.35%
4.00%, 01/10/2033
(h),(k)
$ 250 237
USD Swap Semi-Annual 5 Year + 1.64%
4.00%, 01/18/2033 EUR 100 113
4.88%, 10/23/2029 GBP 100 130
5.30%, 07/12/2028
(h)
$ 557 568
8.13%, 12/23/2025
(g),(h),(k),(n)
5,000 5,100
USD Swap Semi-Annual 5 Year + 6.19%
Credit Mutuel Arkea SA
0.88%, 05/07/2027 EUR 200 203
1.13%, 05/23/2029 100 98
1.25%, 06/11/2029
(k)
100 99
3 Month Euro Interbank Offered Rate +
1.50%
Crelan SA
6.00%, 02/28/2030
(k)
100 118
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
1.50%, 09/02/2030
(k)
100 105
EUR Swap Annual (VS 6 Month) 5 Year +
1.90%
3.24%, 12/20/2025
(h),(k)
$ 699 692
3 Month USD LIBOR + 1.59%
4.13%, 01/10/2031
(k)
EUR 100 112
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
4.38%, 05/18/2026
(g),(k),(n)
$ 3,000 2,828
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Deutsche Bank AG
1.63%, 01/20/2027 EUR 200 207
3.75%, 01/15/2030
(k)
200 219
3 Month Euro Interbank Offered Rate +
1.25%
5.52%, 09/01/2028 $ 200 206
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(k)
200 192
Secured Overnight Financing Rate + 1.87%
2.55%, 01/07/2028
(k)
918 860
Secured Overnight Financing Rate + 1.32%
3.74%, 01/07/2033
(k)
1,350 1,137
Secured Overnight Financing Rate + 2.26%
6.72%, 01/18/2029
(k)
190 198
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(k)
225 234
Secured Overnight Financing Rate + 3.65%
Deutsche Pfandbriefbank AG
4.38%, 08/28/2026 EUR 100 105
Development Bank of Japan Inc
1.75%, 02/18/2025
(h)
$ 1,520 1,491
DIB Sukuk Ltd
4.80%, 08/16/2028 300 297

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
DNB Bank ASA
0.25%, 02/23/2029
(k)
EUR 100 $ 97
3 Month Euro Interbank Offered Rate +
0.53%
3.63%, 02/16/2027
(k)
200 217
3 Month Euro Interbank Offered Rate +
0.63%
Erste Group Bank AG
0.10%, 11/16/2028
(k)
200 196
3 Month Euro Interbank Offered Rate +
0.52%
Federation des Caisses Desjardins du Quebec
5.48%, 08/16/2028 CAD 200 152
Fifth Third Bancorp
6.36%, 10/27/2028
(k)
$ 200 207
Secured Overnight Financing Rate + 2.19%
First Horizon Bank
5.75%, 05/01/2030
(i)
2,245 2,206
Goldman Sachs Group Inc/The
0.88%, 01/21/2030 EUR 200 190
1.09%, 12/09/2026
(k)
$ 400 378
Secured Overnight Financing Rate + 0.79%
1.25%, 02/07/2029 EUR 100 99
1.43%, 03/09/2027
(k)
$ 300 283
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(k)
1,239 1,153
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(k)
993 835
Secured Overnight Financing Rate + 1.25%
3.10%, 02/24/2033
(k)
150 131
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042 1,165 885
Secured Overnight Financing Rate + 3.03%
3.63%, 10/29/2029
(k)
GBP 100 123
Generic Britain 1 Year Government Bond +
1.95%
4.02%, 10/31/2038
(k)
$ 200 175
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
4.22%, 05/01/2029
(k)
997 974
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.39%, 06/15/2027
(k)
200 197
Secured Overnight Financing Rate + 1.51%
4.95%, 02/10/2025
(g),(k)
2,000 1,981
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 100 96
5.33%, 07/23/2035
(k)
100 101
Secured Overnight Financing Rate + 1.55%
5.73%, 04/25/2030
(k)
100 103
Secured Overnight Financing Rate + 1.27%
5.80%, 08/10/2026
(k)
100 100
Secured Overnight Financing Rate + 1.08%
5.85%, 04/25/2035 756 791
Secured Overnight Financing Rate + 3.10%
6.45%, 05/01/2036 50 55
6.56%, 10/24/2034
(k)
100 110
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 2,171 2,416
7.50%, 05/10/2029
(g),(k)
1,700 1,752
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
0.31%, 11/13/2026
(k)
EUR 100 $ 104
3 Month Euro Interbank Offered Rate +
0.82%
3.00%, 07/22/2028
(k)
GBP 200 243
GBP Swap SA (VS 6 Month) 1 Year + 1.65%
3.97%, 05/22/2030
(k)
$ 200 191
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.18%, 12/09/2025
(k)
1,593 1,585
Secured Overnight Financing Rate + 1.51%
4.79%, 03/10/2032
(k)
EUR 100 115
3 Month Euro Interbank Offered Rate +
1.55%
5.40%, 08/11/2033
(k)
$ 200 202
Secured Overnight Financing Rate + 2.87%
5.89%, 08/14/2027
(k)
200 203
Secured Overnight Financing Rate + 1.57%
6.16%, 03/09/2029
(k)
300 312
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(k)
2,250 2,395
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044 1,281 1,379
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(k)
EUR 100 116
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(k)
$ 200 211
Secured Overnight Financing Rate + 2.98%
6.80%, 06/01/2038 100 109
8.11%, 11/03/2033
(k)
600 695
Secured Overnight Financing Rate + 4.25%
8.20%, 11/16/2034
(k)
GBP 150 213
Generic Britain 5 Year Government Bond +
4.55%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(g),(k)
$ 2,000 1,840
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(g),(i),(k)
1,000 958
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028
(k)
250 247
Secured Overnight Financing Rate + 1.65%
ING Groep NV
0.88%, 06/09/2032
(k)
EUR 100 100
Euribor Swap Rate 5 Year + 1.15%
1.40%, 07/01/2026
(h),(k)
$ 2,589 2,498
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.75%, 02/16/2031
(k)
EUR 100 99
3 Month Euro Interbank Offered Rate +
1.15%
3.00%, 02/18/2026 GBP 100 125
3.88%, 08/12/2029
(k)
EUR 100 110
3 Month Euro Interbank Offered Rate +
1.72%
4.25%, 03/28/2033
(k)
$ 200 190
Secured Overnight Financing Rate + 2.07%
4.75%, 05/23/2034
(k)
EUR 100 117
3 Month Euro Interbank Offered Rate +
1.90%
5.00%, 02/20/2035
(k)
100 113
Euribor Swap Rate 5 Year + 2.20%
5.75%, 11/16/2026
(g),(k),(n)
$ 2,600 2,520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV   (continued)
6.11%, 09/11/2034
(k)
$ 355 $ 375
Secured Overnight Financing Rate + 2.09%
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 100 113
4.00%, 09/23/2029
(h)
$ 200 188
4.38%, 08/29/2027 EUR 200 223
5.13%, 08/29/2031 100 118
6.63%, 06/20/2033
(h)
$ 200 212
7.78%, 06/20/2054
(h),(k)
1,612 1,732
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.90%
JPMorgan Chase & Co
0.60%, 02/17/2033
(k)
EUR 100 88
3 Month Euro Interbank Offered Rate +
0.65%
1.05%, 11/04/2032
(k)
200 184
3 Month Euro Interbank Offered Rate +
0.87%
1.47%, 09/22/2027
(k)
$ 300 279
Secured Overnight Financing Rate + 0.77%
2.01%, 03/13/2026
(k)
2,202 2,157
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(k)
3,482 3,151
Secured Overnight Financing Rate + 1.02%
2.52%, 04/22/2031
(k)
300 265
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(k)
3,591 2,526
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(k)
423 360
Secured Overnight Financing Rate + 1.18%
3.11%, 04/22/2041
(k)
100 77
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.33%, 04/22/2052
(k)
100 73
Secured Overnight Financing Rate + 1.58%
3.54%, 05/01/2028 676 653
CME Term Secured Overnight Financing
Rate 3 Month + 3.28%
3.65%, 06/01/2026
(g),(k)
7,500 7,122
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.78%, 02/01/2028
(k)
400 390
CME Term Secured Overnight Financing
Rate 3 Month + 1.60%
3.88%, 07/24/2038
(k)
200 176
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
4.59%, 04/26/2033
(k)
200 194
Secured Overnight Financing Rate + 1.80%
4.85%, 02/01/2044 100 97
4.91%, 07/25/2033
(k)
383 379
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 96
5.01%, 01/23/2030
(k)
300 302
Secured Overnight Financing Rate + 1.31%
5.29%, 07/22/2035
(k)
100 101
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(k)
400 407
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(k)
200 203
Secured Overnight Financing Rate + 1.62%
5.72%, 09/14/2033
(k)
150 155
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(k)
100 105
Secured Overnight Financing Rate + 1.49%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
6.25%, 10/23/2034 $ 1,946 $ 2,106
Secured Overnight Financing Rate + 3.62%
6.88%, 06/01/2029
(g),(k)
800 827
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KBC Group NV
4.38%, 11/23/2027
(k)
EUR 100 111
3 Month Euro Interbank Offered Rate +
1.70%
4.75%, 04/17/2035
(k)
100 111
EUR Swap Annual (VS 6 Month) 5 Year +
2.25%
5.80%, 01/19/2029
(h),(k)
$ 200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
KeyBank NA/Cleveland OH
3.40%, 05/20/2026 1,046 1,005
4.90%, 08/08/2032
(i)
1,115 1,031
KeyCorp
2.25%, 04/06/2027 100 93
2.55%, 10/01/2029 200 175
KeyCorp Capital III
7.75%, 07/15/2029 795 828
Lloyds Bank Corporate Markets PLC
2.38%, 04/09/2026 EUR 100 107
Lloyds Banking Group PLC
1.99%, 12/15/2031
(k)
GBP 100 119
Generic Britain 5 Year Government Bond +
1.60%
2.00%, 04/12/2028
(k)
100 119
Generic Britain 1 Year Government Bond +
1.18%
3.88%, 05/14/2032
(k)
EUR 100 110
Euribor Swap Rate 1 Year + 1.18%
5.68%, 01/05/2035
(k)
$ 626 641
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.72%, 06/05/2030
(k)
593 610
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
5.87%, 03/06/2029
(k)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
7.50%, 09/27/2025
(g),(k),(n)
300 301
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(k)
200 229
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(g),(k),(n)
3,000 3,115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
Luminor Bank AS/Estonia
0.54%, 09/23/2026
(k)
EUR 100 103
3 Month Euro Interbank Offered Rate +
0.87%
M&T Bank Corp
3.50%, 09/01/2026
(g),(k)
$ 3,000 2,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.05%, 01/27/2034
(k)
100 95
Secured Overnight Financing Rate + 1.85%
Macquarie Bank Ltd
5.21%, 06/15/2026
(h)
200 201

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Macquarie Group Ltd
3.76%, 11/28/2028
(h),(k)
$ 100 $ 96
3 Month USD LIBOR + 1.37%
5.49%, 11/09/2033
(h),(k)
100 102
Secured Overnight Financing Rate + 2.87%
MBH Bank Nyrt
8.63%, 10/19/2027
(k)
EUR 1,675 1,914
3 Month Euro Interbank Offered Rate +
5.14%
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(k)
100 99
3 Month Euro Interbank Offered Rate +
0.90%
Mitsubishi UFJ Financial Group Inc
0.85%, 07/19/2029 200 195
1.54%, 07/20/2027
(k)
$ 200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
2.19%, 02/25/2025 267 262
5.41%, 04/19/2034
(k)
300 309
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(k)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
Mizuho Financial Group Inc
0.21%, 10/07/2025 EUR 100 104
1.98%, 09/08/2031
(k)
$ 300 252
CME Term Secured Overnight Financing
Rate 3 Month + 1.53%
2.56%, 09/13/2025
(k)
930 927
CME Term Secured Overnight Financing
Rate 3 Month + 1.36%
2.56%, 09/13/2031 1,643 1,369
3.98%, 05/21/2034 EUR 100 111
4.16%, 05/20/2028 100 112
5.67%, 05/27/2029
(k)
$ 200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.78%, 07/06/2029
(k)
1,959 2,016
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.50%, 02/07/2031
(k)
EUR 200 184
3 Month Euro Interbank Offered Rate +
0.72%
0.99%, 12/10/2026
(k)
$ 200 189
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027 2,083 1,949
Secured Overnight Financing Rate + 1.72%
1.59%, 05/04/2027
(k)
573 540
Secured Overnight Financing Rate + 0.88%
2.48%, 09/16/2036
(k)
276 224
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(k)
200 169
Secured Overnight Financing Rate + 1.20%
3.22%, 04/22/2042
(k)
1,190 916
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 2,604 2,505
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031 727 682
Secured Overnight Financing Rate + 6.24%
3.95%, 04/23/2027 200 195
4.00%, 07/23/2025 300 297
4.81%, 10/25/2028
(k)
EUR 300 340
3 Month Euro Interbank Offered Rate +
1.76%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
5.30%, 04/20/2037 $ 1,327 $ 1,302
Secured Overnight Financing Rate + 5.24%
5.32%, 07/19/2035 629 634
Secured Overnight Financing Rate + 3.11%
5.42%, 07/21/2034
(k)
250 254
Secured Overnight Financing Rate + 1.88%
5.60%, 03/24/2051
(k)
200 208
Secured Overnight Financing Rate + 4.84%
5.79%, 11/18/2033
(k)
GBP 100 135
SONIA Interest Rate Benchmark + 2.25%
5.83%, 04/19/2035
(k)
$ 100 104
Secured Overnight Financing Rate + 1.58%
5.94%, 02/07/2039
(k)
960 977
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.80%
6.63%, 11/01/2034
(k)
100 110
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 300
5.50%, 05/26/2028
(k)
460 468
Secured Overnight Financing Rate + 0.87%
National Australia Bank Ltd
1.25%, 05/18/2026 EUR 100 105
1.70%, 09/15/2031
(k)
GBP 100 119
Generic Britain 5 Year Government Bond +
1.40%
2.13%, 05/24/2028 EUR 100 105
2.33%, 08/21/2030
(h)
$ 250 213
4.20%, 05/12/2026 AUD 200 130
National Bank of Canada
5.30%, 11/03/2025 CAD 200 146
5.43%, 08/16/2032
(k)
100 74
Canadian Overnight Repo Rate Average +
2.32%
NatWest Group PLC
1.64%, 06/14/2027
(k)
$ 1,419 1,331
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.06%, 11/09/2028
(k)
GBP 100 118
Generic Britain 1 Year Government Bond +
1.27%
3.03%, 11/28/2035
(k)
$ 2,520 2,183
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.07%, 05/22/2028
(k)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%
3.62%, 03/29/2029
(k)
GBP 100 123
Generic Britain 1 Year Government Bond +
2.10%
4.77%, 02/16/2029
(k)
EUR 100 113
3 Month Euro Interbank Offered Rate +
1.83%
6.02%, 03/02/2034
(k)
$ 200 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
NatWest Markets PLC
0.13%, 11/12/2025 EUR 200 208
Nordea Bank Abp
0.50%, 05/14/2027 100 101
2.88%, 08/24/2032 100 105
4.38%, 09/06/2026
(k)
100 109
3 Month Euro Interbank Offered Rate +
0.68%
5.38%, 09/22/2027
(h)
$ 1,170 1,191
Northern Trust Corp
3.15%, 05/03/2029 100 94

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Nykredit Realkredit AS
4.00%, 07/17/2028 EUR 100 $ 110
Oldenburgische Landesbank AG
5.63%, 02/02/2026 100 111
OP Corporate Bank plc
0.25%, 03/24/2026 150 154
0.38%, 06/16/2028 100 97
PNC Financial Services Group Inc/The
2.60%, 07/23/2026 $ 300 287
3.40%, 09/15/2026
(g),(k)
5,000 4,470
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.63%, 06/06/2033
(k)
100 96
Secured Overnight Financing Rate + 1.85%
5.07%, 01/24/2034
(k)
100 99
Secured Overnight Financing Rate + 1.93%
5.49%, 05/14/2030
(k)
100 102
Secured Overnight Financing Rate + 1.20%
6.20%, 09/15/2027
(g),(k)
500 499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(g),(k)
1,800 1,755
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisen Bank International AG
1.38%, 06/17/2033
(k)
EUR 100 93
Euribor Swap Rate 5 Year + 1.60%
Regions Financial Corp
5.75%, 06/15/2025
(g),(i),(k)
$ 1,000 990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 1,125 1,273
Royal Bank of Canada
1.40%, 11/02/2026 200 186
2.13%, 04/26/2029 EUR 100 103
2.14%, 11/03/2031
(k)
CAD 200 138
Canadian Dollar Offered Rate 3 Month +
0.61%
2.94%, 05/03/2032
(k)
150 105
Canadian Dollar Offered Rate 3 Month +
0.76%
3.37%, 09/29/2025 200 143
3.40%, 03/24/2025 200 144
5.15%, 02/01/2034 $ 200 203
5.20%, 07/20/2026 200 202
5.34%, 06/23/2026 CAD 200 148
Santander Holdings USA Inc
3.24%, 10/05/2026 $ 100 96
6.57%, 06/12/2029
(k)
100 104
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(k)
200 208
Secured Overnight Financing Rate + 2.60%
Skandinaviska Enskilda Banken AB
3.75%, 02/07/2028 EUR 125 137
Societe Generale SA
0.50%, 06/12/2029
(k)
200 192
3 Month Euro Interbank Offered Rate +
0.95%
1.13%, 06/30/2031
(k)
200 204
EUR Swap Annual (VS 6 Month) 5 Year +
1.60%
2.63%, 05/30/2029 100 105
3.63%, 03/01/2041
(h)
$ 200 140
4.88%, 11/21/2031
(k)
EUR 100 114
3 Month Euro Interbank Offered Rate +
1.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA   (continued)
6.45%, 01/12/2027
(h),(k)
$ 200 $ 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
6.69%, 01/10/2034
(h),(k)
200 212
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.95%
8.00%, 09/29/2025
(g),(h),(k),(n)
1,000 1,004
USD Swap Rate NY 5 Year + 5.87%
8.50%, 03/25/2034
(g),(h),(k),(n)
600 586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(g),(h),(k),(n)
200 211
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
1.46%, 01/14/2027
(h),(k)
300 283
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
3.27%, 02/18/2036
(h),(k)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.75%, 01/14/2031
(g),(k),(n)
4,375 3,685
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(k)
EUR 100 115
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
6.10%, 01/11/2035
(h),(k)
$ 200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
State Street Corp
4.14%, 12/03/2029
(k)
200 196
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 100 101
6.70%, 09/15/2029
(g),(k)
900 899
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Sumitomo Mitsui Financial Group Inc
1.55%, 06/15/2026 EUR 200 210
5.72%, 09/14/2028 $ 400 414
5.81%, 09/14/2033 200 212
5.84%, 07/09/2044 474 494
5.88%, 07/13/2026 200 204
6.18%, 07/13/2043 100 111
Sumitomo Mitsui Trust Bank Ltd
2.80%, 03/10/2027
(h)
200 191
Svenska Handelsbanken AB
0.13%, 11/03/2026 EUR 200 202
2.63%, 09/05/2029 100 106
5.00%, 03/02/2028 AUD 300 197
Swedbank AB
0.20%, 01/12/2028 EUR 200 195
1.54%, 11/16/2026
(h)
$ 1,805 1,679
7.75%, 03/17/2030
(g),(k),(n)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
548 508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.20%, 06/03/2026 300 281
2.00%, 09/10/2031 100 84
2.55%, 08/03/2027 EUR 100 106

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The   (continued)
2.67%, 09/09/2025 CAD 200 $ 142
3.20%, 03/10/2032 $ 100 89
4.48%, 01/18/2028 CAD 200 147
4.68%, 01/08/2029 200 148
8.13%, 10/31/2082
(k)
$ 1,300 1,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
3.88%, 03/19/2029 100 95
4.12%, 06/06/2028
(k)
200 195
Secured Overnight Financing Rate + 1.37%
4.80%, 09/01/2024
(g),(k)
5,000 4,925
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
5.71%, 01/24/2035
(k)
100 102
Secured Overnight Financing Rate + 1.92%
5.90%, 10/28/2026
(k)
200 202
Secured Overnight Financing Rate + 1.63%
Turkiye Vakiflar Bankasi TAO
8.99%, 10/05/2034
(h),(k)
1,300 1,312
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.67%
UBS AG/Stamford CT
1.25%, 08/07/2026 300 279
7.50%, 02/15/2028 873 946
UBS Group AG
0.88%, 11/03/2031 EUR 200 180
1.00%, 06/24/2027
(k)
200 206
Euribor Swap Rate 1 Year + 1.05%
1.49%, 08/10/2027
(h)
$ 1,585 1,473
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
1.88%, 11/03/2029
(k)
GBP 200 227
SONIA Interest Rate Benchmark + 0.96%
3.87%, 01/12/2029
(h),(k)
$ 400 385
3 Month USD LIBOR + 1.41%
4.63%, 03/17/2028
(k)
EUR 200 223
Euribor Swap Rate 1 Year + 1.15%
4.75%, 05/12/2028
(h),(k)
$ 1,113 1,105
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
4.88%, 05/15/2045 250 233
5.43%, 02/08/2030
(h),(k)
1,158 1,176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
5.71%, 01/12/2027
(h),(k)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
6.88%, 08/07/2025
(g),(k),(n)
3,000 2,993
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(g),(k),(n)
3,000 3,000
USD Swap Semi-Annual 5 Year + 4.87%
9.02%, 11/15/2033
(h),(k)
330 407
Secured Overnight Financing Rate + 5.02%
UniCredit SpA
0.85%, 01/19/2031 EUR 200 184
United Overseas Bank Ltd/Sydney
4.64%, 03/16/2026 AUD 200 131
US Bancorp
1.38%, 07/22/2030 $ 100 83
2.49%, 11/03/2036
(k)
3,171 2,557
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 100 91
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
3.70%, 01/15/2027
(g),(k)
$ 7,000 $ 6,333
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.73%, 10/21/2026
(k)
200 201
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(k)
200 208
Secured Overnight Financing Rate + 2.26%
Wachovia Corp
5.50%, 08/01/2035 100 102
Wells Fargo & Co
1.00%, 02/02/2027 EUR 200 205
2.50%, 05/02/2029 GBP 100 116
2.57%, 02/11/2031
(k)
$ 657 582
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(k)
443 401
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041 1,784 1,346
Secured Overnight Financing Rate + 5.06%
3.53%, 03/24/2028
(k)
400 386
Secured Overnight Financing Rate + 1.51%
3.90%, 05/01/2045 100 82
3.90%, 03/15/2026
(g),(k)
4,000 3,837
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.15%, 01/24/2029 200 196
4.30%, 07/22/2027 1,737 1,715
4.48%, 04/04/2031
(k)
200 195
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(k)
100 89
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 100 88
5.39%, 04/24/2034
(k)
734 743
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(k)
303 309
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(k)
200 204
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(k)
200 205
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 695 688
5.71%, 04/22/2028
(k)
1,406 1,433
Secured Overnight Financing Rate + 1.07%
Wells Fargo Bank NA
5.55%, 08/01/2025 400 402
6.60%, 01/15/2038 250 281
Westpac Banking Corp
2.96%, 11/16/2040 150 108
3.02%, 11/18/2036
(k)
100 84
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
4.60%, 02/16/2026 AUD 100 65
5.46%, 11/18/2027 $ 200 205
Westpac Securities NZ Ltd/London
0.43%, 12/14/2026 EUR 150 152
Zions Bancorp NA
3.25%, 10/29/2029 $ 3,237 2,783
$ 312,500
Beverages - 0.33%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 115 113
4.90%, 02/01/2046 1,888 1,787

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev SA/NV
2.70%, 03/31/2026 EUR 100 $ 108
2.75%, 03/17/2036 200 204
2.88%, 04/02/2032 100 106
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 200 181
5.00%, 06/15/2034 100 101
5.45%, 01/23/2039 100 104
5.55%, 01/23/2049 25 26
5.80%, 01/23/2059 100 107
Asahi Group Holdings Ltd
1.15%, 09/19/2025 EUR 100 105
CCEP Finance Ireland DAC
0.00%, 09/06/2025
(d)
100 104
1.50%, 05/06/2041 100 80
Coca-Cola Co/The
0.50%, 03/09/2033 100 87
0.95%, 05/06/2036 100 84
1.50%, 03/05/2028 $ 200 182
1.65%, 06/01/2030 200 171
2.25%, 01/05/2032 200 173
2.50%, 03/15/2051 100 63
Constellation Brands Inc
4.35%, 05/09/2027 427 422
4.90%, 05/01/2033 200 197
Diageo Capital PLC
2.00%, 04/29/2030 200 175
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 104
2.75%, 06/08/2038 GBP 100 102
Heineken NV
1.50%, 10/03/2029 EUR 100 100
1.75%, 03/17/2031 100 99
2.88%, 08/04/2025 100 108
JDE Peet's NV
0.63%, 02/09/2028 100 98
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 76
4.05%, 04/15/2032 150 143
Molson Coors Beverage Co
3.00%, 07/15/2026 200 193
PepsiCo Inc
0.88%, 07/18/2028 EUR 200 200
2.25%, 03/19/2025 $ 1,010 991
2.63%, 10/21/2041 100 72
3.00%, 10/15/2027 400 384
3.38%, 07/29/2049 200 149
3.60%, 02/18/2028 514 501
3.90%, 07/18/2032 566 542
4.00%, 03/05/2042 276 240
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 100
3.75%, 09/15/2033 100 111
$ 8,993
Biotechnology - 0.31%
Amgen Inc
3.15%, 02/21/2040 $ 1,660 1,273
4.05%, 08/18/2029 200 194
4.40%, 05/01/2045 262 226
4.40%, 02/22/2062 50 41
4.66%, 06/15/2051 200 175
5.15%, 03/02/2028 693 702
5.25%, 03/02/2030 302 310
5.25%, 03/02/2033 200 203
5.50%, 12/07/2026 GBP 100 131
5.60%, 03/02/2043 $ 200 202
5.65%, 03/02/2053 494 498
5.75%, 03/02/2063 622 626
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Biogen Inc
3.15%, 05/01/2050 $ 100 $ 67
4.05%, 09/15/2025 200 198
CSL Finance PLC
4.63%, 04/27/2042
(h)
100 92
Gilead Sciences Inc
4.15%, 03/01/2047 200 167
5.25%, 10/15/2033 200 206
5.55%, 10/15/2053 491 502
Regeneron Pharmaceuticals Inc
2.80%, 09/15/2050 580 367
Royalty Pharma PLC
2.15%, 09/02/2031 1,268 1,049
3.35%, 09/02/2051 100 66
5.15%, 09/02/2029 434 437
5.90%, 09/02/2054 535 532
$ 8,264
Building Materials - 0.94%
Aliaxis Finance SA
0.88%, 11/08/2028 EUR 100 97
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(h)
$ 1,880 1,999
Carrier Global Corp
3.38%, 04/05/2040 1,147 915
3.58%, 04/05/2050 100 75
Cie de Saint-Gobain SA
2.38%, 10/04/2027 EUR 100 106
3.50%, 01/18/2029 100 109
CRH SMW Finance DAC
4.25%, 07/11/2035 100 114
5.20%, 05/21/2029 $ 2,367 2,406
Eco Material Technologies Inc
7.88%, 01/31/2027
(h)
3,650 3,714
EMRLD Borrower LP / Emerald Co-Issuer Inc
6.63%, 12/15/2030
(h)
2,760 2,812
Heidelberg Materials Finance Luxembourg SA
1.63%, 04/07/2026 EUR 200 211
Holcim Finance Luxembourg SA
0.50%, 11/29/2026 175 178
Johnson Controls International plc
4.25%, 05/23/2035 100 114
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
1.75%, 09/15/2030 $ 200 169
Lennox International Inc
5.50%, 09/15/2028 1,362 1,397
Martin Marietta Materials Inc
2.40%, 07/15/2031 669 569
Mohawk Capital Finance SA
1.75%, 06/12/2027 EUR 100 104
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(h)
$ 5,430 5,083
Owens Corning
3.40%, 08/15/2026 100 97
3.95%, 08/15/2029 100 96
5.50%, 06/15/2027 425 433
Sisecam UK PLC
8.25%, 05/02/2029
(h)
2,200 2,240
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(h)
1,425 1,412
Trane Technologies Financing Ltd
3.80%, 03/21/2029 150 145
5.10%, 06/13/2034 434 442
Vulcan Materials Co
3.50%, 06/01/2030 100 93
$ 25,130

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.79%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 $ 90
Air Products and Chemicals Inc
2.70%, 05/15/2040 $ 150 110
Akzo Nobel NV
2.00%, 03/28/2032 EUR 100 98
Albemarle Corp
5.05%, 06/01/2032 $ 100 96
BASF SE
4.50%, 03/08/2035 EUR 100 117
Bayport Polymers LLC
5.14%, 04/14/2032
(h)
$ 100 95
Celanese US Holdings LLC
5.34%, 01/19/2029 EUR 100 115
6.17%, 07/15/2027 $ 150 154
CF Industries Inc
5.38%, 03/15/2044 1,351 1,277
Dow Chemical Co/The
1.13%, 03/15/2032 EUR 100 92
4.38%, 11/15/2042 $ 100 85
4.80%, 05/15/2049 100 87
5.60%, 02/15/2054 644 635
DuPont de Nemours Inc
5.32%, 11/15/2038 30 32
Eastman Chemical Co
5.00%, 08/01/2029
(j)
461 462
5.75%, 03/08/2033 806 829
Ecolab Inc
2.70%, 12/15/2051 1,111 713
3.95%, 12/01/2047 100 83
5.25%, 01/15/2028 652 668
FMC Corp
5.15%, 05/18/2026 150 150
International Flavors & Fragrances Inc
4.38%, 06/01/2047 150 119
LANXESS AG
0.00%, 09/08/2027
(d)
EUR 200 196
Linde Inc/CT
3.20%, 01/30/2026 $ 200 196
Linde PLC
0.38%, 09/30/2033 EUR 100 85
1.00%, 03/31/2027 100 103
3.50%, 06/04/2034 100 110
LYB International Finance BV
4.88%, 03/15/2044 $ 150 134
Nutrien Ltd
2.95%, 05/13/2030 250 227
5.20%, 06/21/2027 459 464
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031 200 169
RPM International Inc
2.95%, 01/15/2032 373 322
Sasol Financing USA LLC
8.75%, 05/03/2029
(h)
2,675 2,770
8.75%, 05/03/2029 450 466
SCIH Salt Holdings Inc
6.63%, 05/01/2029
(h)
6,000 5,656
Sherwin-Williams Co/The
2.20%, 03/15/2032 100 84
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(h)
1,775 1,857
6.50%, 11/07/2033 300 314
Solvay Finance America LLC
5.65%, 06/04/2029
(h)
1,042 1,069
Westlake Corp
3.38%, 08/15/2061 1,015 632
4.38%, 11/15/2047 100 82
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Yara International ASA
4.75%, 06/01/2028
(h)
$ 200 $ 197
$ 21,240
Coal - 0.12%
SunCoke Energy Inc
4.88%, 06/30/2029
(h)
3,650 3,338
Commercial Mortgage Backed Securities - 1.41%
Bayview Commercial Asset Trust 2005-3
5.94%, 11/25/2035
(h)
569 548
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.59%
6.06%, 11/25/2035
(h)
437 425
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Bayview Commercial Asset Trust 2006-2
5.81%, 07/25/2036
(h)
432 414
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2006-4
5.81%, 12/25/2036
(h)
670 640
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
BBCMS 2018-TALL Mortgage Trust
6.25%, 03/15/2037
(h)
1,470 1,382
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
Benchmark 2019-B15 Mortgage Trust
2.93%, 12/15/2072 740 658
Benchmark 2019-B9 Mortgage Trust
4.02%, 03/15/2052 5,060 4,777
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055
(l)
4,641 4,156
BX Commercial Mortgage Trust 2020-VIV2
3.54%, 03/09/2044
(h),(l)
200 178
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044
(h)
1,500 1,329
BX Commercial Mortgage Trust 2021-ACNT
6.29%, 11/15/2038
(h)
2,610 2,579
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Trust 2019-OC11
3.94%, 12/09/2041
(h),(l)
1,750 1,570
Citigroup Commercial Mortgage Trust 2014-GC23
4.32%, 07/10/2047
(l)
1,000 932
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 2,071 1,970
COMM 2024-277P Mortgage Trust
6.34%, 08/10/2044
(h),(j)
1,484 1,516
EQT Trust 2024-EXTR
5.33%, 07/05/2041
(h),(l)
1,050 1,059
FRESB 2019-SB63 Mortgage Trust
0.76%, 04/25/2039
(l),(o)
11,576 444
FRESB 2020-SB76 Mortgage Trust
1.17%, 05/25/2030
(l),(o)
7,203 281
FRESB 2020-SB77 Mortgage Trust
0.88%, 06/25/2040
(l),(o)
13,965 404
Harvest Commercial Capital Loan Trust 2019-1
4.64%, 09/25/2046
(h),(l)
2,000 1,819
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056 1,999 2,033
JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC17
5.49%, 12/12/2043
(l)
4,010 2,830
MHC Commercial Mortgage Trust 2021-MHC
6.24%, 04/15/2038
(h)
2,865 2,840
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
MKT 2020-525M Mortgage Trust
2.69%, 02/12/2040
(h)
$ 1,400 $ 1,143
Taubman Centers Commercial Mortgage Trust
2022-DPM
7.51%, 05/15/2037
(h)
865 867
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.19%
WFRBS Commercial Mortgage Trust 2014-C21
3.89%, 08/15/2047 1,137 1,100
$ 37,894
Commercial Services - 1.79%
Abertis Infraestructuras SA
4.13%, 01/31/2028 EUR 100 111
4.13%, 08/07/2029 100 111
Adani International Container Terminal Pvt Ltd
3.00%, 02/16/2031 $ 2,881 2,470
Adani Ports & Special Economic Zone Ltd
4.00%, 07/30/2027 200 188
AMN Healthcare Inc
4.63%, 10/01/2027
(h)
1,925 1,849
APRR SA
1.25%, 01/18/2028 EUR 100 102
Arval Service Lease SA/France
4.00%, 09/22/2026 200 218
Ashtead Capital Inc
5.55%, 05/30/2033
(h)
$ 200 200
ASTM SpA
1.00%, 11/25/2026 EUR 200 205
Automatic Data Processing Inc
3.38%, 09/15/2025 $ 100 98
Autoroutes du Sud de la France SA
1.25%, 01/18/2027 EUR 100 104
2.75%, 09/02/2032 100 104
Autostrade per l'Italia SpA
2.00%, 01/15/2030 100 99
5.13%, 06/14/2033 100 116
Block Financial LLC
3.88%, 08/15/2030 $ 100 94
Boost Newco Borrower LLC
7.50%, 01/15/2031
(h)
1,290 1,359
Champions Financing Inc
8.75%, 02/15/2029
(h)
2,750 2,805
Duke University
2.76%, 10/01/2050 100 68
Edenred SE
3.63%, 12/13/2026 EUR 100 109
Equifax Inc
5.10%, 06/01/2028 $ 200 202
ERAC USA Finance LLC
4.90%, 05/01/2033
(h)
200 200
Ford Foundation/The
2.82%, 06/01/2070 1,175 711
Global Payments Inc
2.90%, 11/15/2031 200 172
GXO Logistics Inc
6.25%, 05/06/2029 939 974
6.50%, 05/06/2034 100 104
Holding d'Infrastructures de Transport SASU
1.63%, 09/18/2029 EUR 100 99
ISS Global A/S
0.88%, 06/18/2026 100 103
Massachusetts Institute of Technology
3.07%, 04/01/2052 $ 100 73
Moody's Corp
2.75%, 08/19/2041 100 71
Motability Operations Group PLC
2.38%, 03/14/2032 GBP 100 110
3.63%, 07/24/2029 EUR 100 110
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Movida Europe SA
7.85%, 04/11/2029
(h)
$ 2,400 $ 2,251
PayPal Holdings Inc
2.65%, 10/01/2026 100 96
5.05%, 06/01/2052 100 94
President and Fellows of Harvard College
3.75%, 11/15/2052 100 83
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(h)
1,000 997
PROG Holdings Inc
6.00%, 11/15/2029
(h)
4,500 4,329
Quanta Services Inc
2.35%, 01/15/2032 746 623
2.90%, 10/01/2030 698 626
3.05%, 10/01/2041 647 469
RELX Finance BV
0.50%, 03/10/2028 EUR 100 99
Rentokil Initial Finance BV
3.88%, 06/27/2027 100 109
S&P Global Inc
2.70%, 03/01/2029 $ 790 731
3.70%, 03/01/2052 100 78
4.75%, 08/01/2028 300 302
Sotheby's
7.38%, 10/15/2027
(h),(i)
6,650 5,537
Teranet Holdings LP
3.72%, 02/23/2029 CAD 100 69
Thomas Jefferson University
3.85%, 11/01/2057 $ 50 37
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 106
4.56%, 11/14/2028 CAD 100 72
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 56
Triton Container International Ltd
2.05%, 04/15/2026
(h)
$ 1,756 1,655
3.15%, 06/15/2031
(h)
967 824
University of Miami
4.06%, 04/01/2052 100 83
University of Southern California
4.98%, 10/01/2053 50 50
Upbound Group Inc
6.38%, 02/15/2029
(h)
4,575 4,476
Verisk Analytics Inc
4.00%, 06/15/2025 8 8
VT Topco Inc
8.50%, 08/15/2030
(h)
3,995 4,228
Wand NewCo 3 Inc
7.63%, 01/30/2032
(h)
5,085 5,308
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 94
ZipRecruiter Inc
5.00%, 01/15/2030
(h)
$ 1,325 1,159
$ 47,988
Computers - 0.64%
Amentum Escrow Corp
7.25%, 08/01/2032
(h),(j)
1,050 1,072
Apple Inc
0.70%, 02/08/2026 200 189
1.38%, 05/24/2029 EUR 100 102
1.40%, 08/05/2028 $ 1,751 1,568
1.65%, 02/08/2031 100 85
2.45%, 08/04/2026 300 288
2.65%, 05/11/2050 677 448
2.70%, 08/05/2051 467 307
2.85%, 08/05/2061 200 128
3.00%, 06/20/2027 1,484 1,432

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc   (continued)
3.35%, 08/08/2032 $ 200 $ 186
3.45%, 02/09/2045 200 160
3.95%, 08/08/2052 635 534
4.15%, 05/10/2030 100 100
4.45%, 05/06/2044 200 191
ASGN Inc
4.63%, 05/15/2028
(h)
2,075 1,988
Booz Allen Hamilton Inc
5.95%, 08/04/2033 100 104
Capgemini SE
1.13%, 06/23/2030 EUR 100 97
2.00%, 04/15/2029 100 104
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 1,143 863
5.25%, 02/01/2028 100 102
5.75%, 02/01/2033 150 157
8.10%, 07/15/2036 934 1,138
DXC Capital Funding DAC
0.95%, 09/15/2031 EUR 100 88
Fortinet Inc
1.00%, 03/15/2026 $ 200 188
Fortress Intermediate 3 Inc
7.50%, 06/01/2031
(h)
725 743
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 1,294 1,228
5.25%, 07/01/2028
(i)
1,179 1,204
HP Inc
1.45%, 06/17/2026 200 188
5.50%, 01/15/2033 100 103
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 97
2.20%, 02/09/2027 $ 200 189
3.38%, 02/06/2027 EUR 100 109
3.43%, 02/09/2052 $ 200 142
4.00%, 02/06/2043 EUR 100 111
4.50%, 02/06/2026 $ 200 200
5.10%, 02/06/2053 100 96
Kyndryl Holdings Inc
4.10%, 10/15/2041 100 78
Leidos Inc
4.38%, 05/15/2030 889 857
Lenovo Group Ltd
3.42%, 11/02/2030 200 182
Western Digital Corp
2.85%, 02/01/2029 100 88
$ 17,234
Consumer Products - 0.01%
Kimberly-Clark Corp
2.00%, 11/02/2031 100 85
3.20%, 07/30/2046 100 73
Reckitt Benckiser Treasury Services PLC
3.63%, 09/14/2028 EUR 100 110
$ 268
Cosmetics & Personal Care - 0.24%
Colgate-Palmolive Co
0.30%, 11/10/2029 100 95
Estee Lauder Cos Inc/The
4.38%, 05/15/2028 $ 654 650
5.15%, 05/15/2053 100 96
Haleon Netherlands Capital BV
2.13%, 03/29/2034 EUR 100 96
Haleon UK Capital PLC
3.13%, 03/24/2025 $ 1,160 1,143
Haleon US Capital LLC
3.38%, 03/24/2027 250 242
3.63%, 03/24/2032 1,310 1,203
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
$ 15,607 $ —
Kenvue Inc
4.90%, 03/22/2033 777 784
5.10%, 03/22/2043 200 197
Prestige Brands Inc
3.75%, 04/01/2031
(h)
200 176
Procter & Gamble Co/The
3.25%, 08/02/2026 EUR 200 218
3.95%, 01/26/2028 $ 992 983
4.05%, 01/26/2033 200 196
Unilever Capital Corp
5.00%, 12/08/2033 100 102
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 300 297
$ 6,478
Credit Card Asset Backed Securities - 0.61%
American Express Credit Account Master Trust
3.39%, 05/15/2027 $ 1,900 1,874
American Express Credit Account Master Trust
2024-3
4.65%, 07/16/2029 1,305 1,313
BA Credit Card Trust
3.53%, 11/15/2027 2,000 1,972
4.93%, 05/15/2029 910 921
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 1,585 1,560
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 3,000 2,962
2.80%, 03/15/2027 2,000 1,970
3.49%, 05/15/2027 1,886 1,861
Discover Card Execution Note Trust
3.56%, 07/15/2027 2,000 1,971
$ 16,404
Distribution & Wholesale - 0.08%
Ritchie Bros Holdings Inc
7.75%, 03/15/2031
(h)
925 973
Sumitomo Corp
1.55%, 07/06/2026 200 187
Velocity Vehicle Group LLC
8.00%, 06/01/2029
(h)
875 901
$ 2,061
Diversified Financial Services - 2.88%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.30%, 01/30/2032 150 132
3.85%, 10/29/2041 150 121
Air Lease Corp
5.30%, 02/01/2028 150 152
5.85%, 12/15/2027 200 205
Ally Financial Inc
4.75%, 06/09/2027 300 296
6.70%, 02/14/2033 1,800 1,850
American Express Co
3.13%, 05/20/2026 100 97
3.55%, 09/15/2026
(g),(k)
7,500 7,003
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
5.10%, 02/16/2028
(k)
1,256 1,263
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(k)
400 407
Secured Overnight Financing Rate + 1.28%
Aviation Capital Group LLC
6.25%, 04/15/2028
(h)
100 103
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(h)
200 183

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Blackstone Holdings Finance Co LLC
1.63%, 08/05/2028
(h)
$ 200 $ 178
2.85%, 08/05/2051
(h)
200 126
Blue Owl Finance LLC
3.13%, 06/10/2031
(h)
100 86
Bread Financial Holdings Inc
7.00%, 01/15/2026
(h)
939 936
9.75%, 03/15/2029
(h)
5,150 5,522
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(h)
4,925 5,248
Caja de Compensacion de Asignacion Familiar de
Los Andes
7.00%, 07/30/2029
(h)
2,450 2,482
Cantor Fitzgerald LP
4.50%, 04/14/2027
(h)
100 98
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 98
3.80%, 01/31/2028 $ 100 96
3.95%, 09/01/2026
(g),(k)
500 461
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.93%, 05/10/2028
(k)
150 150
Secured Overnight Financing Rate + 2.06%
6.38%, 06/08/2034
(k)
200 210
Secured Overnight Financing Rate + 2.86%
Charles Schwab Corp/The
1.15%, 05/13/2026 200 187
3.30%, 04/01/2027 100 96
4.00%, 06/01/2026
(g),(k)
5,000 4,669
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.64%, 05/19/2029
(k)
100 102
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(k)
100 106
Secured Overnight Financing Rate + 2.01%
CI Financial Corp
3.20%, 12/17/2030 100 81
CMB International Leasing Management Ltd
2.88%, 02/04/2031 200 177
CME Group Inc
5.30%, 09/15/2043 100 103
Credit Acceptance Corp
9.25%, 12/15/2028
(h)
3,975 4,242
Deutsche Boerse AG
0.00%, 02/22/2026
(d)
EUR 100 103
Discover Financial Services
4.10%, 02/09/2027 $ 200 195
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Finance Corp
3.88%, 02/15/2026
(h)
800 769
Euronext NV
0.13%, 05/17/2026 EUR 200 205
Ford Credit Canada Co/Canada
2.96%, 09/16/2026 CAD 100 70
IGM Financial Inc
6.00%, 12/10/2040 100 81
Intercontinental Exchange Inc
1.85%, 09/15/2032 $ 200 159
3.00%, 09/15/2060 100 62
4.95%, 06/15/2052 874 816
5.20%, 06/15/2062 725 695
Invesco Finance PLC
3.75%, 01/15/2026 100 98
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 83
Lazard Group LLC
4.38%, 03/11/2029 100 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Lseg Netherlands BV
0.25%, 04/06/2028 EUR 200 $ 195
Mastercard Inc
1.90%, 03/15/2031 $ 300 257
Nasdaq Inc
0.90%, 07/30/2033 EUR 100 87
5.35%, 06/28/2028 $ 100 103
5.95%, 08/15/2053 360 375
6.10%, 06/28/2063 311 327
Nationstar Mortgage Holdings Inc
5.00%, 02/01/2026
(h)
1,025 1,008
5.50%, 08/15/2028
(h)
1,925 1,870
6.50%, 08/01/2029
(h),(j)
2,000 1,997
7.13%, 02/01/2032
(h)
1,575 1,608
Nomura Holdings Inc
2.17%, 07/14/2028 200 180
3.00%, 01/22/2032 200 171
5.78%, 07/03/2034 561 577
OneMain Finance Corp
4.00%, 09/15/2030 2,525 2,210
6.63%, 01/15/2028 1,425 1,444
7.50%, 05/15/2031 1,925 1,979
7.88%, 03/15/2030 1,800 1,877
ORIX Corp
5.20%, 09/13/2032 50 51
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(h)
4,450 4,344
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(h)
2,855 2,776
Raymond James Financial Inc
4.65%, 04/01/2030 200 199
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(h)
4,375 3,892
4.00%, 10/15/2033
(h)
1,075 925
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 64
SIX Finance Luxembourg SA
0.00%, 12/02/2025
(d)
EUR 100 103
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 $ 1,800 1,773
StoneX Group Inc
7.88%, 03/01/2031
(h)
1,650 1,718
Synchrony Financial
2.88%, 10/28/2031 100 82
4.50%, 07/23/2025 1,659 1,640
United Wholesale Mortgage LLC
5.50%, 04/15/2029
(h)
975 940
USAA Capital Corp
3.38%, 05/01/2025
(h)
1,342 1,324
Visa Inc
2.00%, 06/15/2029 EUR 100 104
2.05%, 04/15/2030 $ 300 264
3.65%, 09/15/2047 100 80
$ 77,243
Electric - 2.60%
AES Corp/The
2.45%, 01/15/2031 696 585
5.45%, 06/01/2028 675 681
Alabama Power Co
3.00%, 03/15/2052 250 167
Algonquin Power & Utilities Corp
5.37%, 06/15/2026
(l)
338 339
AltaLink LP
4.87%, 11/15/2040 CAD 100 74

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Ameren Corp
5.70%, 12/01/2026 $ 406 $ 413
Ameren Illinois Co
3.85%, 09/01/2032 100 93
American Electric Power Co Inc
5.70%, 08/15/2025 300 301
6.95%, 12/15/2054
(k)
600 607
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(k)
800 809
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Amprion GmbH
4.13%, 09/07/2034 EUR 100 113
Appalachian Power Co
4.50%, 03/01/2049 $ 100 82
7.00%, 04/01/2038 100 113
Arizona Public Service Co
4.50%, 04/01/2042 100 87
5.55%, 08/01/2033 100 102
Ausgrid Finance Pty Ltd
1.81%, 02/05/2027 AUD 200 121
AusNet Services Holdings Pty Ltd
1.63%, 03/11/2081
(k)
EUR 150 152
EUR Swap Annual (VS 6 Month) 5 Year +
1.94%
2.60%, 07/31/2029 AUD 100 58
Avangrid Inc
3.80%, 06/01/2029 $ 100 95
Baltimore Gas and Electric Co
5.40%, 06/01/2053 100 98
Berkshire Hathaway Energy Co
3.80%, 07/15/2048 100 76
4.05%, 04/15/2025 200 198
4.60%, 05/01/2053 100 86
Black Hills Corp
6.15%, 05/15/2034 100 104
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 78
Brookfield Renewable Partners ULC
5.88%, 11/09/2032 100 79
Bruce Power LP
4.70%, 12/21/2027 100 74
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/2028 $ 150 153
CenterPoint Energy Inc
2.65%, 06/01/2031 200 172
CMS Energy Corp
3.75%, 12/01/2050
(k)
539 452
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(k)
888 819
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Cometa Energia SA de CV
6.38%, 04/24/2035 2,343 2,308
Comision Federal de Electricidad
5.00%, 09/29/2036 1,483 1,316
Commonwealth Edison Co
3.80%, 10/01/2042 200 163
Consolidated Edison Co of New York Inc
3.20%, 12/01/2051 100 68
3.95%, 04/01/2050 730 591
4.45%, 03/15/2044 391 344
4.50%, 05/15/2058 100 84
4.63%, 12/01/2054 100 87
Constellation Energy Generation LLC
5.80%, 03/01/2033 200 208
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Consumers Energy Co
3.60%, 08/15/2032 $ 200 $ 183
4.90%, 02/15/2029 100 101
Dominion Energy Inc
3.38%, 04/01/2030 100 92
4.65%, 12/15/2024
(g),(k)
6,000 5,960
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.85%, 08/15/2052 100 89
5.75%, 10/01/2054
(k)
353 350
3 Month USD LIBOR + 3.06%
DTE Electric Co
1.90%, 04/01/2028 200 182
3.95%, 03/01/2049 1,127 909
4.05%, 05/15/2048 100 82
DTE Energy Co
4.88%, 06/01/2028 960 960
Duke Energy Carolinas LLC
3.55%, 03/15/2052 432 315
5.40%, 01/15/2054 265 262
Duke Energy Corp
3.10%, 06/15/2028 EUR 100 107
3.75%, 09/01/2046 $ 200 151
5.00%, 12/08/2027 200 202
5.80%, 06/15/2054 558 558
Duke Energy Florida LLC
5.95%, 11/15/2052 359 378
Duke Energy Indiana LLC
3.25%, 10/01/2049 200 138
5.40%, 04/01/2053 200 196
Duke Energy Ohio Inc
5.55%, 03/15/2054 50 50
5.65%, 04/01/2053 272 274
Duke Energy Progress LLC
2.50%, 08/15/2050 200 119
4.00%, 04/01/2052 585 459
Duquesne Light Holdings Inc
2.53%, 10/01/2030
(h)
100 85
E.ON International Finance BV
1.63%, 05/30/2026 EUR 100 106
5.88%, 10/30/2037 GBP 100 134
E.ON SE
3.50%, 10/26/2037 EUR 200 211
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 100 95
Edison International
5.25%, 11/15/2028 $ 200 202
EDP Finance BV
3.88%, 03/11/2030 EUR 100 111
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(h)
$ 1,850 1,755
4.90%, 11/20/2026 900 854
Emera US Finance LP
4.75%, 06/15/2046 1,190 1,003
Enel Finance America LLC
2.88%, 07/12/2041
(h)
200 136
Enel Finance International NV
1.50%, 07/21/2025 EUR 200 212
3.50%, 04/06/2028
(h)
$ 347 331
4.25%, 06/15/2025
(h)
200 198
4.50%, 02/20/2043 EUR 100 113
4.75%, 05/25/2047
(h)
$ 283 243
5.13%, 06/26/2029
(h)
475 477
Enel SpA
5.75%, 06/22/2037 GBP 100 132
6.38%, 04/16/2028
(g),(k)
EUR 200 230
Euribor Swap Rate 5 Year + 3.49%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Engie SA
0.38%, 06/11/2027 EUR 200 $ 200
1.88%, 01/02/2031
(g),(k)
100 91
EUR Swap Annual (VS 6 Month) 5 Year +
2.09%
2.13%, 03/30/2032 200 198
3.63%, 01/11/2030 100 110
4.25%, 01/11/2043 100 110
5.25%, 04/10/2029
(h)
$ 498 505
5.63%, 04/10/2034
(h)
200 204
5.88%, 04/10/2054
(h)
562 559
Entergy Arkansas LLC
4.20%, 04/01/2049 100 81
Entergy Louisiana LLC
2.35%, 06/15/2032 200 167
2.40%, 10/01/2026 300 286
Entergy Mississippi LLC
3.50%, 06/01/2051 377 269
Entergy Texas Inc
4.50%, 03/30/2039 1,624 1,489
EPH Financing International AS
5.88%, 11/30/2029 EUR 2,200 2,441
Eurogrid GmbH
0.74%, 04/21/2033 100 86
Evergy Metro Inc
4.20%, 06/15/2047 $ 100 83
Eversource Energy
3.45%, 01/15/2050 100 71
Exelon Corp
3.40%, 04/15/2026 100 98
4.10%, 03/15/2052 100 79
FirstEnergy Corp
4.85%, 07/15/2047 708 622
FirstEnergy Pennsylvania Electric Co
5.20%, 04/01/2028
(h)
1,113 1,126
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(h)
1,393 1,191
Florida Power & Light Co
2.85%, 04/01/2025 100 99
3.99%, 03/01/2049 100 82
4.05%, 10/01/2044 100 85
5.15%, 06/15/2029 942 966
5.30%, 06/15/2034 150 155
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 68
Georgia Power Co
3.25%, 03/15/2051 $ 1,146 800
Hydro One Inc
3.63%, 06/25/2049 CAD 300 184
Iberdrola Finanzas SA
1.38%, 03/11/2032 EUR 100 96
1.62%, 11/29/2029 100 102
4.88%, 04/25/2028
(g),(k)
100 111
EUR Swap Annual (VS 6 Month) 5 Year +
2.26%
Indianapolis Power & Light Co
5.70%, 04/01/2054
(h)
$ 50 51
Interstate Power and Light Co
3.50%, 09/30/2049 766 555
Iren SpA
0.88%, 10/14/2029 EUR 100 96
ITC Holdings Corp
3.35%, 11/15/2027 $ 100 96
Kentucky Power Co
7.00%, 11/15/2033
(h)
1,332 1,442
Kentucky Utilities Co
5.13%, 11/01/2040 100 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(h)
$ 496 $ 417
MidAmerican Energy Co
5.30%, 02/01/2055 50 49
5.35%, 01/15/2034 50 52
5.85%, 09/15/2054 50 53
Monongahela Power Co
5.85%, 02/15/2034
(h)
100 104
Narragansett Electric Co/The
5.35%, 05/01/2034
(h)
649 656
National Grid Electricity Distribution East Midlands
PLC
3.95%, 09/20/2032 EUR 100 110
National Grid Electricity Distribution West
Midlands PLC
5.75%, 04/16/2032 GBP 100 133
National Grid PLC
0.25%, 09/01/2028 EUR 200 192
National Rural Utilities Cooperative Finance Corp
2.85%, 01/27/2025 $ 1,204 1,189
5.10%, 05/06/2027 215 218
5.80%, 01/15/2033 100 106
Naturgy Finance Iberia SA
1.50%, 01/29/2028 EUR 100 102
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 59
Nevada Power Co
3.13%, 08/01/2050 $ 100 66
New England Power Co
3.80%, 12/05/2047
(h)
100 77
New York State Electric & Gas Corp
5.85%, 08/15/2033
(h)
882 917
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 200 187
5.25%, 02/28/2053 100 95
5.65%, 05/01/2079
(k)
100 96
3 Month USD LIBOR + 3.16%
5.75%, 09/01/2025 468 471
Niagara Mohawk Power Corp
5.66%, 01/17/2054
(h)
50 50
Northern Powergrid Northeast PLC
1.88%, 06/16/2062 GBP 100 62
Northern States Power Co/MN
2.60%, 06/01/2051 $ 100 62
NRG Energy Inc
7.00%, 03/15/2033
(h)
50 54
Oglethorpe Power Corp
3.75%, 08/01/2050 100 74
Oklahoma Gas and Electric Co
3.25%, 04/01/2030 100 92
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 100 76
4.15%, 06/01/2032 615 587
4.30%, 05/15/2028 100 99
5.75%, 03/15/2029 200 209
Pacific Gas and Electric Co
3.30%, 03/15/2027 150 144
3.30%, 08/01/2040 400 292
3.95%, 12/01/2047 554 410
4.30%, 03/15/2045 1,658 1,304
4.95%, 06/08/2025 675 672
6.10%, 01/15/2029 75 78
6.75%, 01/15/2053 100 107
PacifiCorp
4.10%, 02/01/2042 200 161
PECO Energy Co
3.15%, 10/15/2025 50 49
3.90%, 03/01/2048 150 119

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL Electric Utilities Corp
6.25%, 05/15/2039 $ 100 $ 111
Public Service Co of Colorado
1.90%, 01/15/2031 100 83
2.70%, 01/15/2051 1,947 1,179
3.70%, 06/15/2028 730 705
4.10%, 06/15/2048 953 752
5.25%, 04/01/2053 100 94
Public Service Co of New Hampshire
2.20%, 06/15/2031 300 254
Public Service Co of Oklahoma
2.20%, 08/15/2031 863 716
Public Service Electric and Gas Co
3.00%, 05/15/2025 100 98
5.13%, 03/15/2053 100 97
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 85
Puget Energy Inc
4.10%, 06/15/2030 100 94
Puget Sound Energy Inc
5.45%, 06/01/2053 100 99
5.69%, 06/15/2054 539 551
Red Electrica Financiaciones SAU
1.25%, 03/13/2027 EUR 100 104
RWE AG
2.75%, 05/24/2030 100 105
RWE Finance US LLC
6.25%, 04/16/2054
(h)
$ 1,447 1,479
San Diego Gas & Electric Co
3.70%, 03/15/2052 100 75
4.95%, 08/15/2028 100 101
Sempra
4.13%, 04/01/2052
(k)
75 69
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
Southern California Edison Co
3.60%, 02/01/2045 200 151
4.88%, 02/01/2027 698 701
5.85%, 11/01/2027 649 670
5.95%, 11/01/2032 300 318
Southern Co/The
3.75%, 09/15/2051
(k)
2,000 1,886
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.85%, 06/15/2028 100 101
5.15%, 10/06/2025 100 100
Southern Power Co
5.25%, 07/15/2043 200 189
Southwestern Electric Power Co
3.25%, 11/01/2051 200 131
Southwestern Public Service Co
6.00%, 06/01/2054 50 51
SP Distribution PLC
5.88%, 07/17/2026 GBP 100 131
SSE PLC
4.00%, 01/21/2028
(g),(k)
EUR 150 160
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Tampa Electric Co
4.45%, 06/15/2049 $ 100 87
Teollisuuden Voima Oyj
2.63%, 03/31/2027 EUR 200 212
Terna - Rete Elettrica Nazionale
3.88%, 07/24/2033 100 111
Union Electric Co
3.25%, 10/01/2049 $ 200 140
3.90%, 04/01/2052 533 420
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Virginia Electric and Power Co
2.40%, 03/30/2032 $ 300 $ 254
4.60%, 12/01/2048 150 130
Vistra Operations Co LLC
6.95%, 10/15/2033
(h)
100 109
WEC Energy Group Inc
2.20%, 12/15/2028 200 180
Xcel Energy Inc
5.45%, 08/15/2033 100 101
$ 69,680
Electrical Components & Equipment - 0.05%
Emerson Electric Co
0.88%, 10/15/2026 100 92
Schneider Electric SE
3.38%, 04/13/2034 EUR 100 110
WESCO Distribution Inc
6.63%, 03/15/2032
(h)
$ 1,125 1,146
$ 1,348
Electronics - 0.37%
Allegion US Holding Co Inc
5.41%, 07/01/2032 825 843
5.60%, 05/29/2034 399 409
Amphenol Corp
4.75%, 03/30/2026 100 100
5.05%, 04/05/2029 568 579
5.25%, 04/05/2034 338 345
Arrow Electronics Inc
3.88%, 01/12/2028 200 192
EquipmentShare.com Inc
8.63%, 05/15/2032
(h)
1,975 2,050
Flex Ltd
6.00%, 01/15/2028 200 206
Honeywell International Inc
0.75%, 03/10/2032 EUR 100 90
1.10%, 03/01/2027 $ 100 92
1.75%, 09/01/2031
(i)
825 685
1.95%, 06/01/2030 100 87
2.50%, 11/01/2026 100 96
3.75%, 05/17/2032 EUR 100 110
4.25%, 01/15/2029 $ 681 677
4.50%, 01/15/2034 100 98
4.95%, 09/01/2031 633 646
5.25%, 03/01/2054 781 774
5.35%, 03/01/2064 50 50
Keysight Technologies Inc
4.60%, 04/06/2027 100 99
TD SYNNEX Corp
6.10%, 04/12/2034 195 201
Trimble Inc
4.90%, 06/15/2028 648 648
6.10%, 03/15/2033 448 472
Vontier Corp
2.40%, 04/01/2028 100 90
2.95%, 04/01/2031 269 229
$ 9,868
Energy - Alternate Sources - 0.12%
Acciona Energia Financiacion Filiales SA
1.38%, 01/26/2032 EUR 100 90
Contemporary Ruiding Development Ltd
1.88%, 09/17/2025 $ 200 193
Energo-Pro AS
8.50%, 02/04/2027 325 325
8.50%, 02/04/2027
(h)
1,300 1,301
FS Luxembourg Sarl
8.88%, 02/12/2031
(h)
1,050 1,031
8.88%, 02/12/2031 200 196

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Energy - Alternate Sources (continued)
Worley Financial Services Pty Ltd
5.95%, 10/13/2028 AUD 200 $ 132
$ 3,268
Engineering & Construction - 0.38%
ABB Finance BV
3.38%, 01/15/2034 EUR 100 109
Aeroports de Montreal
3.03%, 04/21/2050 CAD 150 83
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(h)
$ 1,875 1,934
Bouygues SA
1.38%, 06/07/2027 EUR 100 104
2.25%, 06/29/2029 300 311
Calgary Airport Authority/The
3.20%, 10/07/2036 CAD 200 126
Cellnex Finance Co SA
2.00%, 02/15/2033 EUR 100 95
Coastal Gaslink Pipeline LP
4.69%, 09/30/2029 CAD 200 149
5.19%, 09/30/2034 100 76
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 81
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 93
2.75%, 10/13/2031 GBP 100 116
HOCHTIEF AG
0.63%, 04/26/2029 EUR 100 95
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(h)
$ 1,900 1,905
IHS Holding Ltd
5.63%, 11/29/2026 250 238
IHS Netherlands Holdco BV
8.00%, 09/18/2027 2,650 2,583
Jacobs Engineering Group Inc
5.90%, 03/01/2033 449 459
6.35%, 08/18/2028 541 565
Manchester Airport Group Funding PLC
2.88%, 09/30/2044 GBP 100 86
MasTec Inc
5.90%, 06/15/2029 $ 600 611
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 114
Vancouver Airport Authority
1.76%, 09/20/2030 CAD 250 160
Vinci SA
2.75%, 09/15/2034 GBP 100 109
$ 10,202
Entertainment - 1.17%
Caesars Entertainment Inc
4.63%, 10/15/2029
(h)
$ 2,825 2,625
7.00%, 02/15/2030
(h)
5,125 5,287
Cinemark USA Inc
5.25%, 07/15/2028
(h),(i)
6,175 5,970
7.00%, 08/01/2032
(h)
675 687
Everi Holdings Inc
5.00%, 07/15/2029
(h)
3,275 3,244
Light & Wonder International Inc
7.50%, 09/01/2031
(h)
800 835
Live Nation Entertainment Inc
4.75%, 10/15/2027
(h)
2,600 2,521
6.50%, 05/15/2027
(h)
1,200 1,214
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(h)
2,080 2,034
Six Flags Entertainment Corp / Six Flags Theme
Parks Inc
6.63%, 05/01/2032
(h)
1,190 1,222
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(h)
$ 2,925 $ 2,816
Warnermedia Holdings Inc
3.76%, 03/15/2027 200 190
4.28%, 03/15/2032 200 173
5.14%, 03/15/2052 200 149
5.39%, 03/15/2062 265 198
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(h)
1,050 1,011
7.13%, 02/15/2031
(h)
1,175 1,225
$ 31,401
Environmental Control - 0.76%
Clean Harbors Inc
6.38%, 02/01/2031
(h)
225 228
GFL Environmental Inc
4.00%, 08/01/2028
(h)
500 470
4.38%, 08/15/2029
(h)
2,675 2,502
4.75%, 06/15/2029
(h)
2,375 2,263
Madison IAQ LLC
5.88%, 06/30/2029
(h)
9,068 8,489
Republic Services Inc
5.00%, 11/15/2029 1,139 1,159
5.00%, 04/01/2034 562 565
Reworld Holding Corp
4.88%, 12/01/2029
(h)
1,575 1,440
Waste Connections Inc
2.20%, 01/15/2032 1,430 1,196
2.95%, 01/15/2052 100 66
Waste Management Inc
3.15%, 11/15/2027 100 96
4.63%, 02/15/2033 100 99
4.88%, 02/15/2029 150 152
4.88%, 02/15/2034 664 667
4.95%, 07/03/2027 932 943
$ 20,335
Food - 1.81%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(h)
1,025 934
Bimbo Bakeries USA Inc
6.40%, 01/15/2034 200 216
Carrefour SA
1.88%, 10/30/2026 EUR 200 210
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(h)
$ 450 466
Conagra Brands Inc
4.85%, 11/01/2028 100 100
5.30%, 11/01/2038 100 97
7.00%, 10/01/2028 828 893
Danone SA
0.52%, 11/09/2030 EUR 100 92
Fiesta Purchaser Inc
7.88%, 03/01/2031
(h),(i)
$ 2,730 2,848
General Mills Inc
4.20%, 04/17/2028 100 98
Hormel Foods Corp
1.70%, 06/03/2028 100 90
4.80%, 03/30/2027 851 857
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/2031 200 177
J M Smucker Co/The
2.38%, 03/15/2030 100 89
5.90%, 11/15/2028 554 581
6.50%, 11/15/2043 439 475

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
2.50%, 01/15/2027 $ 100 $ 94
6.50%, 12/01/2052 50 50
7.25%, 11/15/2053
(h)
100 110
Kellanova
4.30%, 05/15/2028 200 198
Kraft Heinz Foods Co
3.88%, 05/15/2027 200 196
4.38%, 06/01/2046 2,065 1,735
4.63%, 10/01/2039 100 91
4.88%, 10/01/2049 494 441
5.50%, 06/01/2050 100 98
Kroger Co/The
3.88%, 10/15/2046 277 215
4.65%, 01/15/2048 150 130
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(h)
300 270
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 75
Mars Inc
3.95%, 04/01/2044
(h)
$ 100 84
4.65%, 04/20/2031
(h)
1,147 1,141
Metro Inc/CN
3.39%, 12/06/2027 CAD 200 142
4.27%, 12/04/2047 100 65
Minerva Luxembourg SA
8.88%, 09/13/2033
(h)
$ 1,775 1,872
8.88%, 09/13/2033 300 316
Mondelez International Holdings Netherlands BV
0.25%, 09/09/2029 EUR 100 94
Mondelez International Inc
0.25%, 03/17/2028 200 195
Nestle Finance International Ltd
1.25%, 03/29/2031 200 196
3.75%, 03/13/2033 100 114
Nestle Holdings Inc
2.50%, 04/04/2032 GBP 100 113
2.63%, 09/14/2051
(h)
$ 150 96
4.85%, 03/14/2033
(h)
200 204
5.25%, 03/13/2026
(h)
911 921
Nestle SA
1.63%, 07/15/2026 CHF 200 230
Performance Food Group Inc
4.25%, 08/01/2029
(h)
$ 1,900 1,760
5.50%, 10/15/2027
(h)
2,950 2,911
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 104
Post Holdings Inc
4.50%, 09/15/2031
(h)
4,100 3,729
4.63%, 04/15/2030
(h)
400 373
5.50%, 12/15/2029
(h)
1,050 1,019
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(h)
8,090 7,280
Smithfield Foods Inc
2.63%, 09/13/2031
(h)
100 82
Sysco Corp
4.45%, 03/15/2048 1,880 1,592
4.50%, 04/01/2046 1,039 897
5.95%, 04/01/2030 118 125
6.60%, 04/01/2050 541 613
Tesco Corporate Treasury Services PLC
2.75%, 04/27/2030 GBP 100 116
Tyson Foods Inc
5.10%, 09/28/2048 $ 100 90
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
US Foods Inc
4.63%, 06/01/2030
(h)
$ 1,790 $ 1,678
4.75%, 02/15/2029
(h)
2,493 2,387
7.25%, 01/15/2032
(h)
5,772 6,036
$ 48,501
Food Service - 0.12%
Aramark Services Inc
5.00%, 02/01/2028
(h)
3,385 3,306
Forest Products & Paper - 0.07%
Georgia-Pacific LLC
0.95%, 05/15/2026
(h)
1,729 1,618
2.30%, 04/30/2030
(h)
100 88
International Paper Co
4.40%, 08/15/2047 150 125
Suzano Austria GmbH
3.13%, 01/15/2032 200 166
$ 1,997
Gas - 0.17%
2i Rete Gas SpA
4.38%, 06/06/2033 EUR 100 113
AltaGas Ltd
4.12%, 04/07/2026 CAD 300 216
APA Infrastructure Ltd
2.50%, 03/15/2036 GBP 100 94
Atmos Energy Corp
1.50%, 01/15/2031 $ 100 82
2.85%, 02/15/2052 100 64
5.75%, 10/15/2052 189 196
Brooklyn Union Gas Co/The
6.39%, 09/15/2033
(h)
150 158
6.42%, 07/18/2054
(h)
479 491
Cadent Finance PLC
5.75%, 03/14/2034 GBP 100 132
CenterPoint Energy Resources Corp
5.25%, 03/01/2028 $ 200 203
CU Inc
5.09%, 09/20/2053 CAD 150 115
Enbridge Gas Inc
4.00%, 08/22/2044 200 130
ENN Energy Holdings Ltd
2.63%, 09/17/2030 $ 200 178
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 96
Italgas SpA
1.00%, 12/11/2031 100 91
KeySpan Gas East Corp
5.99%, 03/06/2033
(h)
$ 881 906
NiSource Inc
5.65%, 02/01/2045 100 99
ONE Gas Inc
2.00%, 05/15/2030 200 174
Snam SpA
3.38%, 12/05/2026 EUR 200 217
Southern California Gas Co
2.95%, 04/15/2027 $ 100 96
3.95%, 02/15/2050 25 20
5.60%, 04/01/2054 394 400
Southern Co Gas Capital Corp
1.75%, 01/15/2031 75 62
Vier Gas Transport GmbH
4.63%, 09/26/2032 EUR 100 116
Wales & West Utilities Finance PLC
3.00%, 08/03/2038 GBP 100 99
$ 4,548
Hand & Machine Tools - 0.09%
Regal Rexnord Corp
6.30%, 02/15/2030 $ 150 156

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools (continued)
Stanley Black & Decker Inc
4.00%, 03/15/2060
(k)
$ 2,042 $ 1,885
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.00%, 03/06/2028 250 261
$ 2,302
Healthcare - Products - 0.69%
Abbott Laboratories
3.75%, 11/30/2026 200 197
4.75%, 04/15/2043 200 194
Agilent Technologies Inc
2.30%, 03/12/2031 1,417 1,210
Alcon Finance Corp
3.00%, 09/23/2029
(h)
200 184
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 100 102
Baxter International Inc
2.54%, 02/01/2032 $ 100 84
3.95%, 04/01/2030 100 95
Becton Dickinson Euro Finance Sarl
3.55%, 09/13/2029 EUR 150 164
Boston Scientific Corp
2.65%, 06/01/2030 $ 200 180
DH Europe Finance II Sarl
2.60%, 11/15/2029 200 182
3.40%, 11/15/2049 100 74
DH Europe Finance Sarl
1.20%, 06/30/2027 EUR 200 206
EssilorLuxottica SA
0.50%, 06/05/2028 200 198
GE HealthCare Technologies Inc
5.60%, 11/15/2025 $ 100 101
5.65%, 11/15/2027 1,973 2,022
5.91%, 11/22/2032 200 211
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 113
Medline Borrower LP
5.25%, 10/01/2029
(h)
$ 775 749
Medtronic Global Holdings SCA
1.13%, 03/07/2027 EUR 100 103
1.63%, 10/15/2050 100 71
2.25%, 03/07/2039 100 91
Medtronic Inc
4.38%, 03/15/2035 $ 100 97
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 111
Neogen Food Safety Corp
8.63%, 07/20/2030
(h)
$ 2,360 2,549
Sartorius Finance BV
4.88%, 09/14/2035 EUR 100 115
Solventum Corp
5.90%, 04/30/2054
(h)
$ 100 98
Sotera Health Holdings LLC
7.38%, 06/01/2031
(h)
6,430 6,559
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 1,394 1,032
Stryker Corp
0.75%, 03/01/2029 EUR 100 97
3.38%, 11/01/2025 $ 100 98
4.85%, 12/08/2028 100 101
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051 EUR 100 76
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 100 82
2.04%, 03/07/2036 CHF 50 61
4.98%, 08/10/2030 $ 100 102
5.00%, 01/31/2029 588 600
5.40%, 08/10/2043 100 102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Zimmer Biomet Holdings Inc
1.16%, 11/15/2027 EUR 100 $ 101
$ 18,512
Healthcare - Services - 2.02%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(h)
$ 1,425 1,364
5.50%, 07/01/2028
(h)
880 863
Advocate Health & Hospitals Corp
4.27%, 08/15/2048 100 89
Aetna Inc
4.75%, 03/15/2044 100 87
Banner Health
2.34%, 01/01/2030 50 44
Catalent Pharma Solutions Inc
3.50%, 04/01/2030
(h)
887 855
Centene Corp
2.50%, 03/01/2031 200 167
4.25%, 12/15/2027 200 194
CommonSpirit Health
4.19%, 10/01/2049 100 82
Concentra Escrow Issuer Corp
6.88%, 07/15/2032
(h)
2,115 2,179
DaVita Inc
3.75%, 02/15/2031
(h)
650 562
4.63%, 06/01/2030
(h)
2,025 1,854
Elevance Health Inc
2.88%, 09/15/2029 951 872
3.60%, 03/15/2051 250 185
4.55%, 03/01/2048 100 87
6.10%, 10/15/2052 376 401
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 112
Fresenius Medical Care AG
1.00%, 05/29/2026 100 104
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(h)
$ 150 138
Fresenius SE & Co KGaA
2.88%, 05/24/2030 EUR 100 105
Hackensack Meridian Health Inc
2.88%, 09/01/2050 $ 100 68
HCA Inc
3.38%, 03/15/2029 405 379
3.50%, 09/01/2030 856 790
3.50%, 07/15/2051 1,042 715
4.50%, 02/15/2027 100 99
4.63%, 03/15/2052 1,259 1,040
5.25%, 06/15/2026 100 100
5.25%, 06/15/2049 562 513
5.45%, 04/01/2031 619 631
5.50%, 06/15/2047 200 191
5.88%, 02/01/2029 200 207
Health Care Service Corp A Mutual Legal Reserve
Co
5.45%, 06/15/2034
(h)
100 101
Humana Inc
1.35%, 02/03/2027 941 866
3.13%, 08/15/2029 100 93
5.88%, 03/01/2033 524 545
5.95%, 03/15/2034 671 702
Kaiser Foundation Hospitals
4.15%, 05/01/2047 200 173
LifePoint Health Inc
9.88%, 08/15/2030
(h)
450 490
10.00%, 06/01/2032
(h)
2,750 2,918
11.00%, 10/15/2030
(h)
450 505
Mass General Brigham Inc
3.34%, 07/01/2060 100 70

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 $ 100 $ 70
Providence St Joseph Health Obligated Group
2.70%, 10/01/2051 100 61
Roche Holdings Inc
2.08%, 12/13/2031
(h)
200 168
2.13%, 03/10/2025
(h)
2,476 2,431
2.61%, 12/13/2051
(h)
200 127
3.00%, 11/10/2025
(h)
200 196
4.91%, 03/08/2031
(h)
971 988
5.49%, 11/13/2030
(h)
1,941 2,040
Surgery Center Holdings Inc
7.25%, 04/15/2032
(h)
11,460 11,835
Sutter Health
3.70%, 08/15/2028 200 193
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(h),(l),(m)
595 663
Tenet Healthcare Corp
4.63%, 06/15/2028 100 96
6.13%, 10/01/2028
(i)
8,820 8,842
UnitedHealth Group Inc
1.25%, 01/15/2026 1,493 1,420
2.88%, 08/15/2029 100 93
3.05%, 05/15/2041 50 38
3.10%, 03/15/2026 200 195
3.70%, 08/15/2049 100 77
4.63%, 11/15/2041 200 184
4.75%, 07/15/2045 200 185
4.75%, 05/15/2052 679 614
4.95%, 05/15/2062 367 334
5.00%, 04/15/2034 200 201
5.05%, 04/15/2053 100 95
5.15%, 07/15/2034 664 674
5.20%, 04/15/2063 100 95
5.25%, 02/15/2028 676 694
5.30%, 02/15/2030 100 104
$ 54,253
Home Equity Asset Backed Securities - 0.05%
Structured Asset Securities Corp Mortgage Loan
Trust 2007-BC2
5.76%, 03/25/2037 2,030 1,334
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Home Furnishings - 0.01%
Electrolux AB
4.13%, 10/05/2026 EUR 100 110
Whirlpool Corp
4.75%, 02/26/2029 $ 200 200
$ 310
Housewares - 0.05%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(h)
491 487
Newell Brands Inc
6.87%, 04/01/2036 900 862
$ 1,349
Insurance - 3.72%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(h)
900 828
8.25%, 02/01/2029
(h)
4,550 4,627
Ageas SA/NV
1.88%, 11/24/2051
(k)
EUR 100 92
3 Month Euro Interbank Offered Rate +
3.10%
AIA Group Ltd
4.95%, 04/04/2033
(h)
$ 200 201
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(h)
$ 2,725 $ 2,593
6.75%, 10/15/2027
(h)
900 893
Allianz Finance II BV
0.50%, 01/14/2031 EUR 100 92
Allianz SE
4.25%, 07/05/2052
(k)
200 219
3 Month Euro Interbank Offered Rate +
3.55%
Allstate Corp/The
5.05%, 06/24/2029 $ 949 962
5.25%, 03/30/2033 100 102
American International Group Inc
5.13%, 03/27/2033 100 101
Americo Life Inc
3.45%, 04/15/2031
(h)
646 530
AmFam Holdings Inc
2.81%, 03/11/2031
(h)
100 78
AmWINS Group Inc
4.88%, 06/30/2029
(h)
5,275 4,974
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 100 85
3.90%, 02/28/2052 100 76
Aon North America Inc
5.30%, 03/01/2031 1,220 1,243
5.45%, 03/01/2034 100 102
5.75%, 03/01/2054 788 795
Arch Capital Group Ltd
3.64%, 06/30/2050 100 73
Ardonagh Finco Ltd
7.75%, 02/15/2031
(h)
1,750 1,775
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(h)
4,725 4,780
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(k)
1,500 1,489
3 Month USD LIBOR + 3.59%
Arthur J Gallagher & Co
5.75%, 03/02/2053 603 600
5.75%, 07/15/2054 271 272
6.75%, 02/15/2054 342 387
ASR Nederland NV
3.38%, 05/02/2049
(k)
EUR 100 104
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%
Assicurazioni Generali SPA
2.12%, 10/01/2030 150 147
AssuredPartners Inc
5.63%, 01/15/2029
(h)
$ 500 476
7.50%, 02/15/2032
(h)
5,040 5,131
Athene Global Funding
1.61%, 06/29/2026
(h)
300 281
1.73%, 10/02/2026
(h)
1,686 1,575
Athene Holding Ltd
3.45%, 05/15/2052 825 539
6.25%, 04/01/2054 100 102
Aviva PLC
6.88%, 05/20/2058
(k)
GBP 100 134
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(k)
EUR 100 105
3 Month Euro Interbank Offered Rate +
3.20%
3.38%, 07/06/2047
(k)
100 107
3 Month Euro Interbank Offered Rate +
3.75%
AXIS Specialty Finance LLC
3.90%, 07/15/2029 $ 100 95

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 $ 93
2.50%, 01/15/2051 $ 150 95
2.88%, 03/15/2032 200 179
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 100 91
Brighthouse Financial Inc
4.70%, 06/22/2047 $ 100 79
Chubb Corp/The
6.50%, 05/15/2038 100 115
Chubb INA Holdings LLC
1.38%, 09/15/2030 200 167
4.65%, 08/15/2029 1,321 1,326
Cloverie PLC for Zurich Insurance Co Ltd
1.50%, 12/15/2028 EUR 200 203
Corebridge Financial Inc
3.90%, 04/05/2032 $ 200 184
Corebridge Global Funding
5.90%, 09/19/2028
(h)
100 104
Dai-ichi Life Insurance Co Ltd/The
4.00%, 07/24/2026
(g),(h),(k)
200 193
3 Month USD LIBOR + 3.66%
Empower Finance 2020 LP
1.36%, 09/17/2027
(h)
200 180
Enstar Group Ltd
3.10%, 09/01/2031 1,039 857
4.95%, 06/01/2029 100 97
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(h)
1,563 1,456
6.38%, 06/02/2028 GBP 100 135
Everest Reinsurance Holdings Inc
3.13%, 10/15/2052 $ 100 63
F&G Global Funding
2.30%, 04/11/2027
(h)
1,158 1,065
Fairfax Financial Holdings Ltd
4.23%, 06/14/2029 CAD 100 72
6.00%, 12/07/2033
(h)
$ 100 104
Farmers Insurance Exchange
4.75%, 11/01/2057
(h),(k)
100 75
3 Month USD LIBOR + 3.23%
GA Global Funding Trust
5.50%, 01/08/2029
(h)
150 153
Global Atlantic Fin Co
4.40%, 10/15/2029
(h)
150 142
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 100 67
Groupe des Assurances du Credit Mutuel SADIR
5.00%, 10/30/2044
(k)
EUR 100 110
3 Month Euro Interbank Offered Rate +
3.25%
GTCR AP Finance Inc
8.00%, 05/15/2027
(h)
$ 5,430 5,448
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(h)
50 45
Hannover Rueck SE
5.88%, 08/26/2043
(k)
EUR 100 122
3 Month Euro Interbank Offered Rate +
3.75%
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 $ 150 97
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(h)
1,675 1,680
8.13%, 02/15/2032
(h)
1,675 1,670
HUB International Ltd
7.38%, 01/31/2032
(h)
10,450 10,741
Intact Financial Corp
5.28%, 09/14/2054 CAD 100 79
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Jackson Financial Inc
5.17%, 06/08/2027 $ 200 $ 201
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(h)
3,760 3,944
La Mondiale SAM
2.13%, 06/23/2031 EUR 100 95
Legal & General Group PLC
4.50%, 11/01/2050
(k)
GBP 100 119
Generic Britain 5 Year Government Bond +
5.25%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(h)
$ 100 70
4.30%, 02/01/2061
(h)
2,610 1,642
7.80%, 03/07/2087
(h)
2,000 2,145
3 Month USD LIBOR + 3.58%
Lincoln National Corp
3.40%, 03/01/2032 100 89
M&G PLC
6.25%, 10/20/2068
(k)
GBP 100 121
Generic Britain 5 Year Government Bond +
5.30%
Manulife Financial Corp
2.48%, 05/19/2027 $ 100 94
Mapfre SA
4.38%, 03/31/2047
(k)
EUR 100 109
3 Month Euro Interbank Offered Rate +
4.54%
Markel Group Inc
3.35%, 09/17/2029 $ 100 94
Marsh & McLennan Cos Inc
1.35%, 09/21/2026 EUR 100 104
5.40%, 09/15/2033 $ 200 208
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(h)
100 101
MetLife Inc
3.85%, 09/15/2025
(g),(k)
2,300 2,229
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
5.25%, 01/15/2054 200 196
9.25%, 04/08/2068
(h)
3,575 4,189
3 Month USD LIBOR + 5.54%
Metropolitan Life Global Funding I
0.55%, 06/16/2027 EUR 100 101
3.50%, 09/30/2026 GBP 100 125
5.40%, 09/12/2028
(h)
$ 300 309
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(k)
EUR 100 92
3 Month Euro Interbank Offered Rate +
2.55%
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(h)
$ 100 78
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 107
0.85%, 01/15/2026
(h)
$ 150 142
3.25%, 04/07/2027
(h)
100 97
4.85%, 01/09/2028
(h)
481 484
5.25%, 06/30/2026 CAD 100 74
New York Life Insurance Co
3.75%, 05/15/2050
(h)
$ 100 76
Nippon Life Insurance Co
5.10%, 10/16/2044
(h),(k)
4,000 3,988
USD Swap Semi-Annual 5 Year + 3.65%
NN Group NV
4.63%, 01/13/2048
(k)
EUR 100 110
3 Month Euro Interbank Offered Rate +
4.95%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(h)
$ 662 $ 657
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(h)
150 105
Pacific Life Global Funding II
5.50%, 08/28/2026
(h)
200 203
Pacific Life Insurance Co
4.30%, 10/24/2067
(h),(k)
100 79
3 Month USD LIBOR + 2.80%
Pension Insurance Corp PLC
4.63%, 05/07/2031 GBP 100 117
Pine Street Trust II
5.57%, 02/15/2049
(h)
$ 100 94
Pricoa Global Funding I
5.55%, 08/28/2026
(h)
150 152
Progressive Corp/The
3.20%, 03/26/2030 200 186
Protective Life Global Funding
5.21%, 04/14/2026
(h)
200 201
Prudential Financial Inc
3.70%, 10/01/2050
(k)
100 88
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 100 75
3.94%, 12/07/2049 150 117
5.70%, 09/15/2048
(k)
284 280
3 Month USD LIBOR + 2.67%
6.50%, 03/15/2054
(k)
1,000 1,019
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Prudential Funding Asia PLC
3.13%, 04/14/2030
(i)
422 388
Reinsurance Group of America Inc
3.15%, 06/15/2030 100 91
Rothesay Life PLC
3.38%, 07/12/2026 GBP 100 124
Sammons Financial Group Inc
6.88%, 04/15/2034
(h)
$ 100 104
Sampo Oyj
2.50%, 09/03/2052
(k)
EUR 100 96
3 Month Euro Interbank Offered Rate +
3.60%
SBL Holdings Inc
5.00%, 02/18/2031
(h)
$ 1,152 1,029
5.13%, 11/13/2026
(h)
100 97
Sun Life Financial Inc
4.78%, 08/10/2034
(k)
CAD 100 74
Canadian Overnight Repo Rate Average +
1.96%
Swiss Life Finance I AG
3.25%, 08/31/2029 EUR 100 108
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(h),(k)
$ 200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(h)
200 164
Travelers Cos Inc/The
3.05%, 06/08/2051 200 138
Western & Southern Life Insurance Co/The
5.15%, 01/15/2049
(h)
100 91
Willis North America Inc
4.50%, 09/15/2028 100 98
4.65%, 06/15/2027 1,271 1,264
5.90%, 03/05/2054 998 999
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(k)
$ 7,000 $ 5,936
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 99,954
Internet - 0.54%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 350 309
Alphabet Inc
1.90%, 08/15/2040 100 67
2.05%, 08/15/2050 100 59
Amazon.com Inc
1.00%, 05/12/2026 200 188
2.10%, 05/12/2031 200 172
3.15%, 08/22/2027 200 193
3.30%, 04/13/2027 785 763
3.60%, 04/13/2032 278 261
3.88%, 08/22/2037 175 159
3.95%, 04/13/2052 100 83
4.05%, 08/22/2047 553 475
4.10%, 04/13/2062 957 788
4.65%, 12/01/2029 494 502
Booking Holdings Inc
1.80%, 03/03/2027 EUR 200 209
4.50%, 11/15/2031 100 116
Cablevision Lightpath LLC
3.88%, 09/15/2027
(h)
$ 1,200 1,101
5.63%, 09/15/2028
(h)
1,700 1,443
eBay Inc
2.70%, 03/11/2030 200 180
Expedia Group Inc
2.95%, 03/15/2031 427 379
Gen Digital Inc
7.13%, 09/30/2030
(h)
2,800 2,895
Meta Platforms Inc
4.60%, 05/15/2028 200 202
5.60%, 05/15/2053 200 208
Netflix Inc
3.63%, 06/15/2030 EUR 100 110
5.40%, 08/15/2054
(j)
$ 162 164
5.88%, 11/15/2028 200 210
Prosus NV
2.78%, 01/19/2034 EUR 100 92
3.06%, 07/13/2031 $ 200 167
4.85%, 07/06/2027 200 195
Tencent Holdings Ltd
3.24%, 06/03/2050 200 136
3.58%, 04/11/2026 200 196
United Group BV
8.08%, 02/15/2031 EUR 1,650 1,793
3 Month Euro Interbank Offered Rate +
4.25%
8.08%, 02/15/2031
(h)
550 598
3 Month Euro Interbank Offered Rate +
4.25%
$ 14,413
Investment Companies - 0.31%
Ares Capital Corp
7.00%, 01/15/2027 $ 200 206
Blackstone Private Credit Fund
3.25%, 03/15/2027 200 187
Blue Owl Capital Corp
2.63%, 01/15/2027 200 186
Blue Owl Technology Finance Corp
2.50%, 01/15/2027 100 92
Gaci First Investment Co
5.38%, 10/13/2122 3,025 2,604

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 $ 88
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 2,225 1,936
9.00%, 06/15/2030
(h)
1,700 1,722
9.75%, 01/15/2029
(h)
1,125 1,185
JAB Holdings BV
4.75%, 06/29/2032 EUR 100 116
Wendel SE
4.50%, 06/19/2030 100 113
$ 8,435
Iron & Steel - 2 .90%
ArcelorMittal SA
6.35%, 06/17/2054 $ 1,046 1,044
6.80%, 11/29/2032 100 108
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(h)
13,822 12,426
CSN Inova Ventures
6.75%, 01/28/2028 1,625 1,570
Material Sciences Corp
13.06%, PIK 13.06%; 07/09/2026
(e),(f),(l),(m)
22,211 22,211
Nucor Corp
3.13%, 04/01/2032 100 89
4.30%, 05/23/2027 731 725
POSCO
5.75%, 01/17/2028 200 205
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(d),(e)
550 —
Specialty Steel
15.29%, 11/15/2026
(e),(f)
38,772 38,772
Steel Dynamics Inc
5.38%, 08/15/2034 442 448
Vale Overseas Ltd
6.13%, 06/12/2033 200 205
$ 77,803
Leisure Products & Services - 0.16%
Brunswick Corp/DE
4.40%, 09/15/2032 100 91
Carnival Corp
5.75%, 03/01/2027
(h)
3,950 3,930
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(h)
275 274
$ 4,295
Lodging - 0.46%
Boyd Gaming Corp
4.75%, 06/15/2031
(h)
3,050 2,809
Choice Hotels International Inc
5.85%, 08/01/2034 522 525
Hyatt Hotels Corp
5.50%, 06/30/2034 621 622
5.75%, 01/30/2027 200 203
InterContinental Hotels Group PLC
3.38%, 10/08/2028 GBP 100 121
Marriott International Inc/MD
2.85%, 04/15/2031 $ 1,605 1,407
3.50%, 10/15/2032 910 811
Sands China Ltd
5.40%, 08/08/2028 200 197
Station Casinos LLC
4.63%, 12/01/2031
(h)
6,150 5,605
$ 12,300
Machinery - Construction & Mining - 0.18%
Caterpillar Financial Services Corp
1.45%, 05/15/2025 1,659 1,613
4.80%, 01/06/2026 907 908
4.85%, 02/27/2029 576 586
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining (continued)
Caterpillar Financial Services Corp   (continued)
5.00%, 05/14/2027 $ 318 $ 322
5.40%, 03/10/2025 994 996
Caterpillar Inc
3.80%, 08/15/2042 200 168
Siemens Energy Finance BV
4.25%, 04/05/2029 EUR 100 110
$ 4,703
Machinery - Diversified - 0.77%
AGCO Corp
5.45%, 03/21/2027 $ 289 293
Chart Industries Inc
7.50%, 01/01/2030
(h)
2,910 3,027
9.50%, 01/01/2031
(h)
2,045 2,221
CNH Industrial Capital LLC
1.88%, 01/15/2026 100 96
5.50%, 01/12/2029 847 869
Deere & Co
3.75%, 04/15/2050 100 81
Ingersoll Rand Inc
5.18%, 06/15/2029 617 628
5.70%, 08/14/2033 100 105
John Deere Capital Corp
1.70%, 01/11/2027 100 93
3.45%, 03/07/2029 200 192
4.70%, 06/10/2030 1,200 1,216
4.75%, 01/20/2028 369 373
4.90%, 06/11/2027 621 628
4.95%, 07/14/2028 438 446
5.05%, 06/12/2034 100 102
5.10%, 04/11/2034 935 955
5.15%, 09/08/2026 200 202
John Deere Financial Inc
2.31%, 06/20/2025 CAD 200 142
nVent Finance Sarl
2.75%, 11/15/2031 $ 589 496
4.55%, 04/15/2028 150 148
Otis Worldwide Corp
3.36%, 02/15/2050 50 36
SPX FLOW Inc
8.75%, 04/01/2030
(h)
4,960 5,168
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(h)
2,590 2,589
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 150 149
5.61%, 03/11/2034 365 376
Xylem Inc/NY
2.25%, 01/30/2031 100 86
$ 20,717
Manufactured Housing Asset Backed Securities - 0.08%
BCMSC Trust 2000-A
5.60%, 06/15/2030 7,432 404
1.00 x 1 Month USD LIBOR + 0.16%
Greenpoint Manufactured Housing
9.23%, 12/15/2029
(l)
1,676 1,652
$ 2,056
Media - 2.11%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 104
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(h)
$ 1,550 1,319
4.25%, 01/15/2034
(h)
5,200 4,108
4.50%, 05/01/2032 2,865 2,399
4.50%, 06/01/2033
(h)
2,550 2,095
4.75%, 03/01/2030
(h)
750 671
5.38%, 06/01/2029
(h)
1,200 1,122

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 $ 960 $ 666
3.85%, 04/01/2061 1,277 771
4.80%, 03/01/2050 1,179 890
4.91%, 07/23/2025 47 47
5.38%, 05/01/2047 50 41
5.50%, 04/01/2063 150 120
6.10%, 06/01/2029 601 614
6.38%, 10/23/2035 200 201
6.48%, 10/23/2045 100 95
Comcast Corp
0.75%, 02/20/2032 EUR 100 90
1.50%, 02/20/2029 GBP 200 227
1.50%, 02/15/2031 $ 200 164
2.65%, 02/01/2030 25 23
2.94%, 11/01/2056 151 94
2.99%, 11/01/2063 200 121
3.40%, 04/01/2030 450 422
3.75%, 04/01/2040 200 166
3.97%, 11/01/2047 200 160
4.00%, 11/01/2049 200 160
4.15%, 10/15/2028 855 842
4.60%, 10/15/2038 973 914
4.65%, 02/15/2033 200 198
4.80%, 05/15/2033 100 100
5.50%, 05/15/2064 1,193 1,173
Cox Communications Inc
3.50%, 08/15/2027
(h)
100 96
3.60%, 06/15/2051
(h)
100 70
5.45%, 09/15/2028
(h)
635 648
CSC Holdings LLC
4.63%, 12/01/2030
(h)
1,676 662
5.50%, 04/15/2027
(h)
725 606
7.50%, 04/01/2028
(h)
625 350
Discovery Communications LLC
3.63%, 05/15/2030 1,070 944
5.30%, 05/15/2049 100 78
6.35%, 06/01/2040 100 94
DISH Network Corp
11.75%, 11/15/2027
(h)
2,500 2,502
Fox Corp
5.58%, 01/25/2049 744 703
6.50%, 10/13/2033 100 107
Grupo Televisa SAB
6.63%, 01/15/2040 100 100
Informa PLC
2.13%, 10/06/2025 EUR 100 106
McGraw-Hill Education Inc
8.00%, 08/01/2029
(h)
$ 2,160 2,106
Paramount Global
4.20%, 06/01/2029 100 92
4.60%, 01/15/2045 354 246
4.85%, 07/01/2042 832 627
5.85%, 09/01/2043 295 244
Sirius XM Radio Inc
4.13%, 07/01/2030
(h)
1,275 1,108
SportsNet New York
10.25%, 01/15/2025
(e),(f)
20,090 19,128
Time Warner Cable LLC
5.50%, 09/01/2041 250 215
6.55%, 05/01/2037 1,109 1,087
Virgin Media Finance PLC
5.00%, 07/15/2030
(h)
3,825 3,223
Walt Disney Co/The
1.75%, 01/13/2026 250 239
2.65%, 01/13/2031 100 89
3.60%, 01/13/2051 150 115
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The   (continued)
4.75%, 09/15/2044 $ 100 $ 93
5.40%, 10/01/2043 100 101
6.65%, 11/15/2037 100 115
Ziggo Bond Co BV
6.00%, 01/15/2027
(h)
525 522
$ 56,533
Mining - 1.09%
Anglo American Capital PLC
4.50%, 09/15/2028 EUR 100 112
5.50%, 05/02/2033 $ 200 201
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(h)
2,000 2,128
11.50%, 10/01/2031
(h)
3,300 3,687
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 100 104
BHP Billiton Finance Ltd
4.30%, 09/25/2042 GBP 100 113
BHP Billiton Finance USA Ltd
4.88%, 02/27/2026 $ 100 100
5.50%, 09/08/2053 100 102
Century Aluminum Co
7.50%, 04/01/2028
(h)
9,530 9,671
Constellium SE
3.75%, 04/15/2029
(h)
1,575 1,437
6.38%, 08/15/2032
(h),(j)
1,200 1,198
First Quantum Minerals Ltd
9.38%, 03/01/2029
(h)
1,900 1,998
Freeport-McMoRan Inc
5.45%, 03/15/2043 100 96
Glencore Capital Finance DAC
0.75%, 03/01/2029 EUR 150 144
Glencore Funding LLC
3.88%, 04/27/2051
(h)
$ 100 72
4.00%, 03/27/2027
(h)
100 98
5.63%, 04/04/2034
(h)
100 101
Kinross Gold Corp
4.50%, 07/15/2027 150 148
Newmont Corp
2.60%, 07/15/2032 100 86
Newmont Corp / Newcrest Finance Pty Ltd
5.30%, 03/15/2026
(h)
411 413
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(h)
19,888 —
Novelis Corp
3.88%, 08/15/2031
(h)
575 505
4.75%, 01/30/2030
(h)
2,889 2,730
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 100 64
South32 Treasury Ltd
4.35%, 04/14/2032
(h)
1,271 1,172
Southern Copper Corp
6.75%, 04/16/2040 100 111
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(h)
525 541
9.50%, 10/06/2028
(h)
1,775 1,822
9.50%, 10/06/2028 400 411
$ 29,365
Miscellaneous Manufacturers - 0.15%
3M Co
3.63%, 09/14/2028 100 96
3.63%, 10/15/2047 150 113
Alstom SA
0.00%, 01/11/2029
(d)
EUR 100 94
Carlisle Cos Inc
2.20%, 03/01/2032 $ 100 83
Eaton Corp
4.15%, 11/02/2042 100 87

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Illinois Tool Works Inc
1.00%, 06/05/2031 EUR 100 $ 95
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 150 124
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 200 194
0.38%, 06/05/2026 200 206
0.63%, 02/25/2027 100 102
1.38%, 09/06/2030 50 50
2.15%, 03/11/2031
(h)
$ 250 215
2.50%, 09/08/2027 EUR 200 214
3.00%, 09/08/2033 100 107
3.25%, 05/27/2025
(h)
$ 2,260 2,227
Teledyne Technologies Inc
2.75%, 04/01/2031 50 44
$ 4,051
Mortgage Backed Securities - 0.70%
Alternative Loan Trust 2005-30CB
5.50%, 08/25/2035 1,031 678
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.86%
Angel Oak Mortgage Trust 2022-6
4.30%, 07/25/2067
(h),(l)
1,397 1,382
Banc of America Funding 2007-1 Trust
6.44%, 01/25/2037
(l)
995 918
Bear Stearns Mortgage Funding Trust 2006-AR1
5.88%, 07/25/2036 427 382
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
Fannie Mae REMICS
0.44%, 09/25/2047
(o)
4,465 516
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.79%
0.54%, 05/25/2046
(o)
7,979 923
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.54%, 09/25/2046
(o)
2,073 234
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.54%, 01/25/2047
(o)
3,563 410
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.54%, 12/25/2049
(o)
4,657 574
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.54%, 05/25/2050
(o)
3,159 363
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.59%, 08/25/2049
(o)
3,337 376
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.59%, 11/25/2049
(o)
4,747 569
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.61%, 06/25/2050
(o)
2,065 246
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
0.74%, 03/25/2048
(o)
2,029 250
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
0.74%, 06/25/2048
(o)
2,214 299
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.24%, 12/25/2042
(o)
1,855 257
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
First Horizon Alternative Mortgage Securities Trust
2006-FA8
6.25%, 02/25/2037 $ 3,105 $ 1,299
Freddie Mac REMICS
0.59%, 10/25/2049
(o)
3,641 423
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.20%, 05/15/2042
(o)
3,754 421
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
1.20%, 08/15/2043
(o)
4,106 439
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
Ginnie Mae
0.59%, 04/20/2046
(o)
8,529 999
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.64%, 11/20/2046
(o)
5,172 593
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.84%, 08/20/2051
(o)
3,149 430
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.50%, 11/20/2050
(o)
7,516 1,049
RALI Series 2005-QS17 Trust
6.00%, 12/25/2035 995 830
6.00%, 12/25/2035 683 570
RALI Series 2006-QS12 Trust
6.11%, 09/25/2036 2,810 2,073
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-5 Trust
6.00%, 07/25/2036 1,652 1,199
$ 18,702
Oil & Gas - 2.62%
Apache Corp
5.35%, 07/01/2049 2,467 2,103
6.00%, 01/15/2037 469 479
BP Capital Markets America Inc
3.00%, 02/24/2050 1,377 928
3.38%, 02/08/2061 100 68
3.54%, 04/06/2027 1,903 1,855
4.89%, 09/11/2033 827 823
BP Capital Markets PLC
2.52%, 04/07/2028 EUR 300 317
3.25%, 03/22/2026
(g),(k)
100 106
EUR Swap Annual (VS 6 Month) 5 Year +
3.52%
3.63%, 03/22/2029
(g),(k)
100 104
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%
3.72%, 11/28/2028 $ 200 193
4.88%, 03/22/2030
(g),(k)
1,000 945
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Canadian Natural Resources Ltd
2.95%, 07/15/2030 100 90
Cenovus Energy Inc
6.75%, 11/15/2039 100 110
Chesapeake Energy Corp
6.75%, 04/15/2029
(h)
625 632
Chevron Corp
2.24%, 05/11/2030 1,383 1,225
2.95%, 05/16/2026 225 219
Chevron USA Inc
4.20%, 10/15/2049 563 472

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Civitas Resources Inc
8.63%, 11/01/2030
(h)
$ 1,200 $ 1,296
CNX Resources Corp
7.25%, 03/01/2032
(h)
300 310
7.38%, 01/15/2031
(h)
1,550 1,600
Comstock Resources Inc
5.88%, 01/15/2030
(h)
1,600 1,488
ConocoPhillips Co
5.05%, 09/15/2033 200 203
5.70%, 09/15/2063 150 153
Continental Resources Inc/OK
2.88%, 04/01/2032
(h)
100 83
Devon Energy Corp
5.25%, 10/15/2027 100 101
7.95%, 04/15/2032 100 116
Diamondback Energy Inc
4.40%, 03/24/2051 993 817
5.75%, 04/18/2054 150 149
5.90%, 04/18/2064 1,072 1,066
6.25%, 03/15/2053 1,268 1,339
Energean Israel Finance Ltd
5.88%, 03/30/2031
(h)
2,850 2,438
Eni SpA
0.63%, 01/23/2030 EUR 100 95
4.25%, 05/09/2029
(h)
$ 200 196
4.25%, 05/19/2033 EUR 100 113
5.95%, 05/15/2054
(h)
$ 533 540
EOG Resources Inc
4.15%, 01/15/2026 200 199
EQT Corp
3.63%, 05/15/2031
(h)
1,974 1,774
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 90
3.29%, 03/19/2027 $ 200 196
3.45%, 04/15/2051 300 224
Hess Corp
4.30%, 04/01/2027 200 198
HF Sinclair Corp
5.00%, 02/01/2028
(h)
604 595
Hilcorp Energy I LP / Hilcorp Finance Co
6.00%, 02/01/2031
(h)
1,275 1,237
6.25%, 04/15/2032
(h)
2,275 2,213
8.38%, 11/01/2033
(h)
200 216
KazMunayGas National Co JSC
6.38%, 10/24/2048 3,750 3,532
Leviathan Bond Ltd
6.50%, 06/30/2027
(h)
2,350 2,220
Marathon Oil Corp
5.20%, 06/01/2045 100 95
5.30%, 04/01/2029 969 990
6.60%, 10/01/2037 804 894
MEG Energy Corp
5.88%, 02/01/2029
(h)
150 148
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 69
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 1,320 1,066
5.20%, 08/01/2029 678 682
5.55%, 10/01/2034 540 543
6.05%, 10/01/2054 50 50
6.13%, 01/01/2031 878 917
6.38%, 09/01/2028 150 156
6.45%, 09/15/2036 100 107
6.63%, 09/01/2030 100 107
ORLEN SA
1.13%, 05/27/2028 EUR 100 99
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d)
$ 14,402 $ 1,663
Petroleos Mexicanos
6.50%, 03/13/2027 1,000 962
6.50%, 01/23/2029 2,400 2,183
7.69%, 01/23/2050 3,250 2,387
Phillips 66 Co
3.75%, 03/01/2028 200 194
5.30%, 06/30/2033 100 101
Pioneer Natural Resources Co
5.10%, 03/29/2026 490 493
Puma International Financing SA
7.75%, 04/25/2029
(h)
2,475 2,507
Reliance Industries Ltd
2.88%, 01/12/2032 250 216
Repsol International Finance BV
0.25%, 08/02/2027 EUR 200 199
Shell International Finance BV
1.25%, 11/11/2032 100 93
2.50%, 09/12/2026 $ 300 287
3.00%, 11/26/2051 75 51
4.38%, 05/11/2045 200 176
5.50%, 03/25/2040 100 104
SM Energy Co
7.00%, 08/01/2032
(h)
1,975 1,996
Suncor Energy Inc
3.75%, 03/04/2051 100 73
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 3,825 3,666
TotalEnergies Capital International SA
1.62%, 05/18/2040 EUR 100 83
2.99%, 06/29/2041 $ 200 149
3.39%, 06/29/2060 50 35
TotalEnergies Capital SA
5.64%, 04/05/2064 279 284
TotalEnergies SE
1.63%, 10/25/2027
(g),(k)
EUR 100 99
EUR Swap Annual (VS 6 Month) 5 Year +
1.99%
2.13%, 07/25/2032
(g),(k)
100 90
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%
Transocean Inc
6.80%, 03/15/2038 $ 2,050 1,760
7.50%, 04/15/2031 2,850 2,750
8.50%, 05/15/2031
(h)
1,125 1,152
Trident Energy Finance PLC
12.50%, 11/30/2029
(h)
2,000 2,078
Valero Energy Corp
3.65%, 12/01/2051 100 71
Var Energi ASA
7.50%, 01/15/2028
(h)
200 212
Viper Energy Inc
7.38%, 11/01/2031
(h)
2,450 2,571
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 99
Woodside Finance Ltd
4.50%, 03/04/2029
(h)
$ 150 147
$ 70,320
Oil & Gas Services - 0.10%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 93
Halliburton Co
4.75%, 08/01/2043 753 678
4.85%, 11/15/2035 200 196
Schlumberger Holdings Corp
3.90%, 05/17/2028
(h)
200 195

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Yinson Production Financial Services Pte Ltd
9.63%, 05/03/2029
(h)
$ 1,550 $ 1,537
$ 2,699
Other Asset Backed Securities - 0.61%
Catskill Park CLO Ltd
6.89%, 04/20/2029
(h)
765 765
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.61%
Crestline Denali CLO XV Ltd
6.57%, 04/20/2030
(h)
1,238 1,239
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Golub Capital Partners Clo 36m Ltd
7.25%, 02/05/2031
(h)
586 586
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.91%
Man GLG US CLO
6.68%, 04/22/2030
(h)
990 992
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
MidOcean Credit CLO VI
6.51%, 04/20/2033
(h)
437 437
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
Midocean Credit Clo VIII
6.89%, 02/20/2031
(h)
3,537 3,538
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.56%
Mountain View CLO IX Ltd
6.68%, 07/15/2031
(h)
3,670 3,672
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
OCP CLO 2014-6 Ltd
6.44%, 10/17/2030
(h)
1,095 1,096
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Verizon Master Trust
1.53%, 07/20/2028 2,025 1,988
Zais Clo 13 Ltd
7.52%, 07/15/2032
(h)
2,104 2,109
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.22%
$ 16,422
Packaging & Containers - 0.69%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,167 1,003
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(h)
5,800 4,926
Packaging Corp of America
3.40%, 12/15/2027 200 192
5.70%, 12/01/2033 979 1,020
Sealed Air Corp/Sealed Air Corp US
7.25%, 02/15/2031
(h)
1,400 1,458
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054
(h)
1,090 1,112
Sonoco Products Co
1.80%, 02/01/2025 3,099 3,039
Trivium Packaging Finance BV
5.50%, 08/15/2026
(h)
5,825 5,705
WRKCo Inc
3.00%, 06/15/2033 100 86
$ 18,541
Pharmaceuticals - 1.72%
AbbVie Inc
0.75%, 11/18/2027 EUR 200 202
4.05%, 11/21/2039 $ 1,958 1,749
4.25%, 11/14/2028 100 99
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc   (continued)
4.25%, 11/21/2049 $ 1,120 $ 957
4.88%, 11/14/2048 200 188
4.95%, 03/15/2031 731 745
5.05%, 03/15/2034 50 51
5.50%, 03/15/2064 50 51
Astrazeneca Finance LLC
4.85%, 02/26/2029 1,147 1,164
4.88%, 03/03/2028 957 970
4.90%, 03/03/2030 1,045 1,068
AstraZeneca PLC
0.70%, 04/08/2026 200 187
1.38%, 08/06/2030 200 168
3.00%, 05/28/2051 200 138
Bayer AG
4.00%, 08/26/2026 EUR 100 110
4.63%, 05/26/2033 200 227
Bayer US Finance II LLC
3.95%, 04/15/2045
(h)
$ 100 72
4.25%, 12/15/2025
(h)
200 197
4.70%, 07/15/2064
(h)
100 75
Becton Dickinson & Co
3.79%, 05/20/2050 100 77
4.30%, 08/22/2032 346 332
4.69%, 02/13/2028 990 990
Bristol-Myers Squibb Co
1.13%, 11/13/2027 100 90
2.95%, 03/15/2032 634 562
3.25%, 08/01/2042 349 268
3.70%, 03/15/2052 200 151
3.90%, 02/20/2028 100 98
3.90%, 03/15/2062 200 149
4.13%, 06/15/2039 200 179
5.65%, 02/22/2064 550 554
5.75%, 02/01/2031 1,048 1,111
6.40%, 11/15/2063 634 708
Cardinal Health Inc
4.60%, 03/15/2043 2,167 1,887
4.90%, 09/15/2045 100 90
5.13%, 02/15/2029 476 483
Cencora Inc
2.70%, 03/15/2031 100 88
4.30%, 12/15/2047 589 502
5.13%, 02/15/2034 1,080 1,089
Cigna Group/The
2.38%, 03/15/2031 200 172
2.40%, 03/15/2030 465 412
3.40%, 03/01/2027 200 194
3.40%, 03/15/2050 1,604 1,123
3.40%, 03/15/2051 100 70
3.88%, 10/15/2047 311 241
4.80%, 08/15/2038 200 190
5.00%, 05/15/2029 422 427
CVS Health Corp
3.00%, 08/15/2026 200 193
4.78%, 03/25/2038 2,433 2,235
5.00%, 02/20/2026 100 100
5.00%, 01/30/2029 300 302
5.05%, 03/25/2048 200 176
5.13%, 07/20/2045 845 763
5.55%, 06/01/2031 978 1,000
6.05%, 06/01/2054 501 504
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 92
3.38%, 03/15/2029 $ 250 240
4.50%, 02/09/2029 200 202
4.70%, 02/27/2033 739 742
4.88%, 02/27/2053 100 96

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co   (continued)
5.10%, 02/09/2064 $ 881 $ 859
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 300 294
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 100 95
Grifols SA
3.88%, 10/15/2028
(h)
EUR 1,125 1,071
4.75%, 10/15/2028
(h)
$ 1,550 1,414
Johnson & Johnson
0.55%, 09/01/2025 100 96
0.95%, 09/01/2027 200 181
1.15%, 11/20/2028 EUR 100 101
2.10%, 09/01/2040 $ 400 276
4.80%, 06/01/2029 737 755
Merck & Co Inc
2.75%, 12/10/2051 100 65
3.40%, 03/07/2029 200 192
4.90%, 05/17/2044 200 192
5.15%, 05/17/2063 100 97
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 100 93
MSD Netherlands Capital BV
3.70%, 05/30/2044 100 108
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 177
3.70%, 09/21/2042 100 84
Novartis Finance SA
0.00%, 09/23/2028
(d)
EUR 200 193
Novo Nordisk Finance Netherlands BV
1.38%, 03/31/2030 100 100
Option Care Health Inc
4.38%, 10/31/2029
(h)
$ 3,440 3,213
Pfizer Inc
2.74%, 06/15/2043 GBP 100 92
3.45%, 03/15/2029 $ 100 96
3.90%, 03/15/2039 200 176
4.00%, 03/15/2049 100 83
Pfizer Investment Enterprises Pte Ltd
4.75%, 05/19/2033 868 866
5.11%, 05/19/2043 623 607
5.30%, 05/19/2053 885 874
5.34%, 05/19/2063 1,404 1,368
Sanofi SA
1.25%, 04/06/2029 EUR 200 201
1.50%, 09/22/2025 100 106
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 $ 28 27
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 EUR 100 98
3.03%, 07/09/2040 $ 200 149
5.00%, 11/26/2028 200 202
5.80%, 07/05/2064 1,134 1,131
Upjohn Finance BV
1.36%, 06/23/2027 EUR 100 102
Viatris Inc
2.30%, 06/22/2027 $ 100 93
3.85%, 06/22/2040 995 750
4.00%, 06/22/2050 2,297 1,605
Zoetis Inc
4.45%, 08/20/2048 100 87
4.50%, 11/13/2025 100 99
5.60%, 11/16/2032 459 479
$ 46,247
Pipelines - 2.29%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 1,956 1,923
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.75%, 01/15/2028
(h)
$ 825 $ 819
Blue Racer Midstream LLC / Blue Racer Finance
Corp
7.25%, 07/15/2032
(h)
925 963
Boardwalk Pipelines LP
4.80%, 05/03/2029 100 99
Buckeye Partners LP
4.50%, 03/01/2028
(h)
1,025 978
5.60%, 10/15/2044 375 311
5.85%, 11/15/2043 1,450 1,287
Cheniere Energy Partners LP
3.25%, 01/31/2032 100 87
4.00%, 03/01/2031 100 93
CNX Midstream Partners LP
4.75%, 04/15/2030
(h)
2,825 2,589
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(h)
100 107
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(h)
2,005 1,923
DCP Midstream Operating LP
3.25%, 02/15/2032 100 87
Enbridge Energy Partners LP
7.38%, 10/15/2045 150 175
Enbridge Inc
2.99%, 10/03/2029 CAD 300 205
3.13%, 11/15/2029 $ 100 92
5.36%, 05/26/2033 CAD 75 57
5.70%, 03/08/2033 $ 100 103
6.00%, 01/15/2077
(k)
400 390
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(k)
2,500 2,402
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
8.50%, 01/15/2084
(k)
200 219
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enbridge Pipelines Inc
3.52%, 02/22/2029 CAD 300 211
Energy Transfer LP
4.95%, 05/15/2028 $ 307 308
5.15%, 02/01/2043 261 235
5.25%, 07/01/2029 200 202
5.35%, 05/15/2045 1,089 1,006
5.40%, 10/01/2047 698 644
5.95%, 05/15/2054 100 99
6.05%, 09/01/2054 994 996
6.10%, 02/15/2042 200 202
6.25%, 04/15/2049 25 26
6.40%, 12/01/2030 540 578
Enterprise Products Operating LLC
3.70%, 01/31/2051 462 352
5.10%, 02/15/2045 100 95
5.35%, 01/31/2033 200 207
EQM Midstream Partners LP
4.75%, 01/15/2031
(h)
1,225 1,157
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(h)
100 85
Galaxy Pipeline Assets Bidco Ltd
3.25%, 09/30/2040 200 155
Genesis Energy LP / Genesis Energy Finance Corp
7.88%, 05/15/2032 750 766
8.25%, 01/15/2029 875 910
8.88%, 04/15/2030 1,150 1,218
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(h)
1,185 1,131

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038 $ 3,550 $ 3,633
Harvest Midstream I LP
7.50%, 05/15/2032
(h)
1,175 1,209
Hess Midstream Operations LP
5.50%, 10/15/2030
(h)
825 802
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 CAD 100 67
6.38%, 02/17/2033 100 77
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 90
5.40%, 09/01/2044 100 94
5.50%, 03/01/2044 620 591
Kinder Morgan Inc
5.10%, 08/01/2029 609 615
5.30%, 12/01/2034 200 200
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(h)
150 148
MPLX LP
4.70%, 04/15/2048 150 127
4.90%, 04/15/2058 50 42
5.00%, 03/01/2033 100 98
5.50%, 06/01/2034 733 738
Northern Natural Gas Co
4.30%, 01/15/2049
(h)
100 81
5.63%, 02/01/2054
(h)
297 298
NuStar Logistics LP
6.38%, 10/01/2030 1,250 1,276
ONEOK Inc
5.15%, 10/15/2043 100 93
5.80%, 11/01/2030 50 52
6.05%, 09/01/2033 100 105
6.63%, 09/01/2053 100 109
ONEOK Partners LP
6.65%, 10/01/2036 1,337 1,463
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 200 132
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 508 413
4.90%, 02/15/2045 150 131
6.65%, 01/15/2037 856 927
Prairie Acquiror LP
9.00%, 08/01/2029
(h)
1,800 1,856
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 200 196
5.90%, 09/15/2037 573 594
Southern Gas Corridor CJSC
6.88%, 03/24/2026 3,650 3,681
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 09/01/2031
(h)
675 636
7.38%, 02/15/2029
(h)
1,250 1,266
Targa Resources Corp
4.20%, 02/01/2033 100 92
6.50%, 02/15/2053 100 107
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.50%, 03/01/2030 567 568
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(h)
200 179
TMS Issuer Sarl
5.78%, 08/23/2032 200 204
TransCanada PipeLines Ltd
4.75%, 05/15/2038 300 281
5.92%, 05/12/2052 CAD 100 79
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Transcanada Trust
5.60%, 03/07/2082
(k)
$ 3,800 $ 3,525
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
Venture Global LNG Inc
7.00%, 01/15/2030
(h)
1,150 1,162
8.38%, 06/01/2031
(h)
4,200 4,414
9.88%, 02/01/2032
(h)
1,775 1,970
Western Midstream Operating LP
5.30%, 03/01/2048 622 547
5.45%, 04/01/2044 100 91
Williams Cos Inc/The
2.60%, 03/15/2031 100 87
5.30%, 08/15/2028 200 204
5.30%, 08/15/2052 100 95
5.75%, 06/24/2044 655 653
$ 61,590
Private Equity - 0.14%
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 76
Brookfield Finance Inc
5.97%, 03/04/2054 $ 50 51
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 50 35
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029
(h)
100 94
CBRE Global Investors Open-Ended Funds SCA
SICAV-SIF-Pan European Core Fund
0.50%, 01/27/2028 EUR 100 97
EQT AB
2.38%, 04/06/2028 100 104
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(h)
$ 2,175 1,909
8.00%, 06/15/2027
(h)
1,100 1,151
Intermediate Capital Group PLC
1.63%, 02/17/2027 EUR 100 102
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(h)
$ 150 106
$ 3,725
Real Estate - 0.37%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 94
Akelius Residential Property Financing BV
1.00%, 01/17/2028 100 97
Aldar Sukuk No 2 Ltd
3.88%, 10/22/2029 $ 200 188
Alpha Star Holding VII Ltd
7.75%, 04/27/2026 2,400 2,425
Aroundtown SA
1.45%, 07/09/2028 EUR 100 95
3.00%, 10/16/2029 GBP 100 108
Aster Treasury Plc
1.41%, 01/27/2036 100 90
Blackstone Property Partners Europe Holdings Sarl
1.00%, 10/20/2026 EUR 200 204
Blend Funding PLC
3.46%, 09/21/2049 GBP 100 96
Castellum Helsinki Finance Holding Abp
0.88%, 09/17/2029 EUR 100 92
China Overseas Grand Oceans Finance IV Cayman
Ltd
2.45%, 02/09/2026 $ 200 185
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 97
Country Garden Holdings Co Ltd
0.00%, 05/27/2025
(d)
$ 300 24
0.00%, 02/06/2026
(d)
1,900 154
0.00%, 04/08/2026
(d)
700 57

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Country Garden Holdings Co Ltd   (continued)
0.00%, 07/12/2026
(d)
$ 200 $ 16
CTP NV
1.25%, 06/21/2029 EUR 100 96
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 92
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 60
Kojamo Oyj
1.88%, 05/27/2027 EUR 100 103
LEG Immobilien SE
0.75%, 06/30/2031 100 88
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 104
MAF Global Securities Ltd
7.88%, 06/30/2027
(g),(k)
$ 3,275 3,349
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 118
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(h)
$ 830 698
Orbit Capital PLC
2.00%, 11/24/2038 GBP 100 88
Peabody Capital PLC
5.25%, 03/17/2043 100 127
Platform HG Financing PLC
1.93%, 09/15/2041 100 83
Prologis International Funding II SA
2.38%, 11/14/2030 EUR 125 127
Southern Housing
3.50%, 10/19/2047 GBP 100 93
Sun Hung Kai Properties Capital Market Ltd
2.88%, 01/21/2030 $ 200 180
VGP NV
1.63%, 01/17/2027 EUR 100 101
Vonovia SE
0.00%, 12/01/2025
(d)
200 206
0.38%, 06/16/2027 100 100
0.63%, 03/24/2031 100 89
1.13%, 09/14/2034 100 82
$ 10,006
Regional Authority - 0.11%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 1,671 1,639
Provincia de Buenos Aires/Government Bonds
6.37%, 09/01/2037
(l)
2,896 1,279
$ 2,918
REITs - 0.86%
Alexandria Real Estate Equities Inc
4.90%, 12/15/2030 300 300
American Homes 4 Rent LP
4.25%, 02/15/2028 200 195
American Tower Corp
0.45%, 01/15/2027 EUR 100 101
1.45%, 09/15/2026 $ 25 23
1.50%, 01/31/2028 300 269
2.30%, 09/15/2031 873 731
2.70%, 04/15/2031 200 174
4.10%, 05/16/2034 EUR 100 110
5.20%, 02/15/2029 $ 880 892
AvalonBay Communities Inc
2.45%, 01/15/2031 100 87
Boston Properties LP
2.55%, 04/01/2032 150 121
Brixmor Operating Partnership LP
4.05%, 07/01/2030 100 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 300 $ 217
Covivio SA/France
1.63%, 06/23/2030 EUR 100 97
Crown Castle Inc
2.25%, 01/15/2031 $ 100 84
2.90%, 04/01/2041 200 143
5.00%, 01/11/2028 648 650
5.20%, 02/15/2049 332 309
5.60%, 06/01/2029 561 577
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 200 184
Digital Realty Trust LP
5.55%, 01/15/2028 $ 100 102
Equinix Inc
1.00%, 03/15/2033 EUR 100 89
3.90%, 04/15/2032 $ 100 93
ERP Operating LP
3.50%, 03/01/2028 200 193
Extra Space Storage LP
5.70%, 04/01/2028 100 103
Gecina SA
1.63%, 05/29/2034 EUR 100 93
GLP Capital LP / GLP Financing II Inc
5.38%, 04/15/2026 $ 200 200
Healthpeak OP LLC
3.50%, 07/15/2029 100 94
Highwoods Realty LP
2.60%, 02/01/2031 100 82
Host Hotels & Resorts LP
3.50%, 09/15/2030 678 617
Inmobiliaria Colonial Socimi SA
2.00%, 04/17/2026 EUR 100 106
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033 $ 100 101
Kilroy Realty LP
4.75%, 12/15/2028 100 97
Kimco Realty OP LLC
2.25%, 12/01/2031 100 82
4.60%, 02/01/2033 25 24
Klepierre SA
2.00%, 05/12/2029 EUR 100 102
LXP Industrial Trust
2.38%, 10/01/2031 $ 522 425
Merlin Properties Socimi SA
1.38%, 06/01/2030 EUR 100 95
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 2,050 1,743
3.50%, 03/15/2031 $ 1,200 788
5.00%, 10/15/2027
(i)
2,675 2,193
National Health Investors Inc
3.00%, 02/01/2031 1,035 880
NNN REIT Inc
5.60%, 10/15/2033 150 153
Omega Healthcare Investors Inc
3.38%, 02/01/2031 395 348
Piedmont Operating Partnership LP
3.15%, 08/15/2030 100 83
Prologis Euro Finance LLC
0.50%, 02/16/2032 EUR 300 260
Prologis LP
2.25%, 04/15/2030 $ 200 176
4.00%, 09/15/2028 100 98
Public Storage Operating Co
5.35%, 08/01/2053 401 398
Realty Income Corp
4.65%, 03/15/2047 100 89
5.05%, 01/13/2026 200 200

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Regency Centers LP
5.25%, 01/15/2034 $ 100 $ 100
RioCan Real Estate Investment Trust
5.61%, 10/06/2027 CAD 100 75
Scentre Group Trust 2
4.75%, 09/24/2080
(h)
$ 1,600 1,555
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.76%
Segro PLC
5.13%, 12/06/2041 GBP 100 124
SELP Finance Sarl
1.50%, 11/20/2025 EUR 100 105
Service Properties Trust
8.63%, 11/15/2031
(h)
$ 1,975 2,099
Simon Property Group LP
5.50%, 03/08/2033 100 103
5.85%, 03/08/2053 100 102
Store Capital LLC
4.50%, 03/15/2028 200 193
Tritax Big Box REIT PLC
2.63%, 12/14/2026 GBP 100 122
Trust Fibra Uno
5.25%, 01/30/2026 $ 200 197
UDR Inc
3.10%, 11/01/2034 100 83
Unibail-Rodamco-Westfield SE
1.88%, 01/15/2031 EUR 100 98
2.00%, 05/29/2037 100 88
2.88%, 01/25/2026
(g),(k)
100 104
EUR Swap Annual (VS 6 Month) 5 Year +
2.11%
Ventas Realty LP
5.70%, 09/30/2043 $ 50 49
VICI Properties LP
4.75%, 02/15/2028 100 99
5.75%, 04/01/2034 200 203
WEA Finance LLC
3.50%, 06/15/2029
(h)
100 92
Welltower OP LLC
4.13%, 03/15/2029 200 195
4.25%, 04/01/2026 100 99
4.80%, 11/20/2028 GBP 100 127
Weyerhaeuser Co
4.00%, 03/09/2052 $ 800 618
4.75%, 05/15/2026 984 982
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 93
$ 23,171
Retail - 1.13%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(h)
$ 6,100 5,441
7-Eleven Inc
0.95%, 02/10/2026
(h)
100 94
2.50%, 02/10/2041
(h)
100 67
Alimentation Couche-Tard Inc
1.88%, 05/06/2026 EUR 100 105
5.27%, 02/12/2034
(h)
$ 150 151
Asbury Automotive Group Inc
5.00%, 02/15/2032
(h)
500 461
AutoZone Inc
4.75%, 08/01/2032 100 98
5.10%, 07/15/2029 309 313
Beacon Roofing Supply Inc
6.50%, 08/01/2030
(h)
475 486
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 EUR 100 86
CK Hutchison International 21 Ltd
3.13%, 04/15/2041
(h)
$ 200 152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Costco Wholesale Corp
1.38%, 06/20/2027 $ 200 $ 184
1.60%, 04/20/2030 616 530
Dick's Sporting Goods Inc
4.10%, 01/15/2052 50 36
Dollar General Corp
3.50%, 04/03/2030 200 186
Genuine Parts Co
6.50%, 11/01/2028 844 899
Home Depot Inc/The
1.38%, 03/15/2031 100 82
3.35%, 04/15/2050 200 146
4.00%, 09/15/2025 300 297
4.50%, 12/06/2048 200 178
4.75%, 06/25/2029 50 51
4.90%, 04/15/2029 558 568
4.95%, 06/25/2034 100 101
5.15%, 06/25/2026 443 448
IRB Holding Corp
7.00%, 06/15/2025
(h)
900 900
Kohl's Corp
5.55%, 07/17/2045 712 466
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(h)
1,325 1,390
Lithia Motors Inc
4.38%, 01/15/2031
(h)
950 853
Lowe's Cos Inc
2.50%, 04/15/2026 200 193
2.63%, 04/01/2031 200 175
3.70%, 04/15/2046 527 400
4.05%, 05/03/2047 100 80
4.50%, 04/15/2030 100 99
5.75%, 07/01/2053 100 101
McDonald's Corp
1.50%, 11/28/2029 EUR 200 199
3.60%, 07/01/2030 $ 150 142
3.63%, 09/01/2049 1,091 812
3.70%, 01/30/2026 100 98
4.60%, 09/09/2032 100 99
4.80%, 08/14/2028 1,670 1,682
4.88%, 12/09/2045 200 185
5.45%, 08/14/2053 468 463
O'Reilly Automotive Inc
3.60%, 09/01/2027 862 833
5.75%, 11/20/2026 554 565
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(h)
2,460 2,655
Richemont International Holding SA
1.63%, 05/26/2040 EUR 150 127
Starbucks Corp
4.50%, 11/15/2048 $ 100 85
4.75%, 02/15/2026 100 100
4.80%, 02/15/2033 100 100
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(h)
800 726
Target Corp
2.95%, 01/15/2052 100 66
4.50%, 09/15/2032 75 74
Tractor Supply Co
5.25%, 05/15/2033 100 101
Victra Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(h)
4,550 4,568
Walmart Inc
1.50%, 09/22/2028 200 180
1.80%, 09/22/2031 150 127
2.50%, 09/22/2041 100 71
4.00%, 04/15/2030 100 99

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc   (continued)
4.50%, 04/15/2053 $ 100 $ 91
5.63%, 03/27/2034 GBP 200 280
$ 30,345
Savings & Loans - 0.00%
Nationwide Building Society
0.25%, 09/14/2028 EUR 100 96
Semiconductors - 0.41%
Analog Devices Inc
5.30%, 04/01/2054 $ 50 50
Applied Materials Inc
3.30%, 04/01/2027 100 97
4.80%, 06/15/2029 432 439
ASML Holding NV
0.63%, 05/07/2029 EUR 100 98
Broadcom Inc
2.45%, 02/15/2031
(h)
$ 1,744 1,505
3.19%, 11/15/2036
(h)
1,616 1,318
3.42%, 04/15/2033
(h)
150 133
3.46%, 09/15/2026 200 195
Foundry JV Holdco LLC
5.88%, 01/25/2034
(h)
1,246 1,272
5.90%, 01/25/2030
(h)
200 207
6.15%, 01/25/2032
(h)
444 464
6.25%, 01/25/2035
(h)
627 659
6.40%, 01/25/2038
(h)
387 411
Intel Corp
2.80%, 08/12/2041 200 142
4.10%, 05/19/2046 150 123
4.88%, 02/10/2028 200 202
5.05%, 08/05/2062 200 182
5.60%, 02/21/2054 266 264
KLA Corp
4.95%, 07/15/2052 100 95
Marvell Technology Inc
4.88%, 06/22/2028 200 200
Micron Technology Inc
4.19%, 02/15/2027 100 98
5.88%, 02/09/2033 75 78
NVIDIA Corp
2.00%, 06/15/2031 200 172
NXP BV / NXP Funding LLC / NXP USA Inc
5.00%, 01/15/2033 100 100
QUALCOMM Inc
4.30%, 05/20/2047 100 87
4.80%, 05/20/2045 100 95
6.00%, 05/20/2053 373 411
Skyworks Solutions Inc
3.00%, 06/01/2031 100 87
Texas Instruments Inc
3.88%, 03/15/2039 100 90
4.60%, 02/15/2028 644 648
4.85%, 02/08/2034 100 102
4.90%, 03/14/2033 100 102
5.05%, 05/18/2063 740 709
TSMC Arizona Corp
3.13%, 10/25/2041 200 160
$ 10,995
Software - 1.64%
ACI Worldwide Inc
5.75%, 08/15/2026
(h)
375 374
Adobe Inc
4.85%, 04/04/2027 398 403
Capstone Borrower Inc
8.00%, 06/15/2030
(h)
4,100 4,247
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(h)
1,300 1,311
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(h)
$ 2,625 $ 2,693
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(h)
750 704
4.88%, 07/01/2029
(h)
3,150 2,976
Dye & Durham Ltd
8.63%, 04/15/2029
(h)
4,075 4,170
Fidelity National Information Services Inc
3.10%, 03/01/2041 100 74
Fiserv Inc
3.00%, 07/01/2031 GBP 100 114
4.40%, 07/01/2049 $ 1,207 1,012
Intuit Inc
5.13%, 09/15/2028 75 77
Microsoft Corp
1.35%, 09/15/2030 100 85
2.40%, 08/08/2026 200 192
2.53%, 06/01/2050 100 65
2.68%, 06/01/2060 150 95
2.92%, 03/17/2052 903 634
3.70%, 08/08/2046 200 169
4.10%, 02/06/2037 200 192
MSCI Inc
4.00%, 11/15/2029
(h)
200 189
Open Text Corp
3.88%, 12/01/2029
(h)
450 408
Oracle Corp
1.65%, 03/25/2026 200 190
2.30%, 03/25/2028 1,706 1,569
2.80%, 04/01/2027 300 286
2.88%, 03/25/2031 100 88
3.60%, 04/01/2040 200 158
3.60%, 04/01/2050 200 143
3.80%, 11/15/2037 2,100 1,780
3.85%, 04/01/2060 300 213
4.00%, 11/15/2047 544 425
4.13%, 05/15/2045 200 161
4.30%, 07/08/2034 505 473
4.65%, 05/06/2030 100 100
5.55%, 02/06/2053 251 244
Playtika Holding Corp
4.25%, 03/15/2029
(h)
5,200 4,620
RingCentral Inc
8.50%, 08/15/2030
(h)
1,750 1,839
Roper Technologies Inc
4.20%, 09/15/2028 200 196
Salesforce Inc
1.95%, 07/15/2031 300 252
SAP SE
1.25%, 03/10/2028 EUR 200 205
SS&C Technologies Inc
5.50%, 09/30/2027
(h)
$ 300 297
6.50%, 06/01/2032
(h)
2,150 2,190
Take-Two Interactive Software Inc
5.40%, 06/12/2029 194 198
Twilio Inc
3.88%, 03/15/2031 1,875 1,684
UKG Inc
6.88%, 02/01/2031
(h)
2,525 2,595
VMware LLC
4.70%, 05/15/2030 100 99
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(h)
4,100 3,745
$ 43,934

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 3.21%
Angolan Government International Bond
8.75%, 04/14/2032 $ 4,000 $ 3,573
Argentine Republic Government International Bond
0.75%, 07/09/2030
(l)
1,920 1,035
4.12%, 07/09/2035
(l)
2,300 960
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 31,700 5,409
Dominican Republic International Bond
6.85%, 01/27/2045 $ 2,850 2,861
10.75%, 06/01/2036
(h)
DOP 143,000 2,461
Ecuador Government International Bond
5.50%, 07/31/2035
(l)
$ 4,000 2,113
6.90%, 07/31/2030
(l)
4,175 2,820
Egypt Government International Bond
5.80%, 09/30/2027 2,950 2,693
7.50%, 01/31/2027 1,300 1,263
8.50%, 01/31/2047 2,525 1,901
8.70%, 03/01/2049 1,600 1,230
El Salvador Government International Bond
0.25%, 04/17/2030
(h)
30,000 840
Gabon Government International Bond
6.63%, 02/06/2031 1,500 1,100
Guatemala Government Bond
4.88%, 02/13/2028 850 821
5.25%, 08/10/2029 1,750 1,695
Iraq International Bond
5.80%, 01/15/2028 3,017 2,854
Israel Government International Bond
5.38%, 03/12/2029 2,000 1,992
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 2,225 2,221
6.88%, 10/17/2040 3,050 2,765
Japan Government Five Year Bond
0.40%, 09/20/2028 JPY 100,000 662
Japan Government Ten Year Bond
0.70%, 12/20/2033 50,000 324
Mexico Government International Bond
4.28%, 08/14/2041 $ 2,281 1,808
6.34%, 05/04/2053 400 383
Nigeria Government International Bond
8.75%, 01/21/2031 2,450 2,279
Pakistan Government International Bond
6.88%, 12/05/2027 700 600
7.38%, 04/08/2031 1,325 1,052
Peru Government Bond
5.40%, 08/12/2034 PEN 4,225 1,007
Peruvian Government International Bond
6.90%, 08/12/2037 9,100 2,366
7.30%, 08/12/2033
(h)
10,268 2,841
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 728
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 158,400 7,573
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(h)
$ 2,800 2,744
7.85%, 10/12/2028
(h)
775 799
Serbia International Bond
6.50%, 09/26/2033 3,375 3,489
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(d)
3,350 1,071
Tunisian Republic
6.38%, 07/15/2026 EUR 3,450 3,315
Turkiye Government Bond
31.08%, 11/08/2028 TRY 70,125 2,203
37.00%, 02/18/2026 113,800 3,368
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
0.00%, 09/01/2027
(d)
$ 1,425 $ 467
0.00%, 09/01/2029
(d)
4,150 1,336
0.00%, 05/21/2031
(d)
250 76
0.00%, 09/25/2034
(d)
575 176
0.00%, 08/01/2041
(d),(l)
1,375 844
Zambia Government International Bond
5.75%, 06/30/2033
(h),(l)
2,411 2,109
$ 86,227
Student Loan Asset Backed Securities - 0.60%
CIT Education Loan Trust 2007-1
5.71%, 03/25/2042
(h)
1,503 1,467
1.00 x 90 Day Average Secured Overnight
Financing Rate + 0.35%
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042
(h)
1,141 1,049
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(h)
2,000 2,027
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(h)
889 798
Navient Student Loan Trust
6.48%, 03/15/2072
(h)
369 377
SLM Private Credit Student Loan Trust 2003-A
7.20%, 06/15/2032 1,939 720
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2005-B
5.93%, 06/15/2039 223 218
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.59%
SLM Private Credit Student Loan Trust 2006-A
5.89%, 06/15/2039 486 472
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.80%, 12/15/2039 569 550
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SLM Private Credit Student Loan Trust 2007-A
5.84%, 12/16/2041 189 187
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.50%
SLM Student Loan Trust 2008-3
6.62%, 08/27/2029 2,260 2,243
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.26%
SLM Student Loan Trust 2008-4
7.27%, 04/25/2028 288 289
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.91%
SLM Student Loan Trust 2008-5
7.32%, 01/25/2028 1,994 1,999
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.96%
SLM Student Loan Trust 2008-6
6.72%, 04/25/2029 2,357 2,348
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.36%
SMB Private Education Loan Trust 2024-C
6.44%, 06/17/2052
(h)
1,468 1,469
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.10%
$ 16,213
Supranational Bank - 0.50%
European Bank for Reconstruction & Development
1.50%, 02/13/2025 1,803 1,768
6.30%, 10/26/2027 INR 291,000 3,413

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Inter-American Development Bank
1.13%, 07/20/2028 $ 2,404 $ 2,147
7.00%, 01/25/2029 INR 131,000 1,531
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 $ 1,959 1,756
3.13%, 11/20/2025 1,110 1,090
6.85%, 04/24/2028 INR 67,000 798
7.05%, 07/22/2029 74,500 894
$ 13,397
Telecommunications - 2.03%
America Movil SAB de CV
4.38%, 04/22/2049 $ 200 171
AT&T Inc
0.25%, 03/04/2026 EUR 200 207
2.55%, 12/01/2033 $ 200 164
2.60%, 05/19/2038 EUR 150 142
3.55%, 09/15/2055 $ 300 208
3.65%, 06/01/2051 200 145
3.65%, 09/15/2059 200 138
3.85%, 06/01/2060 408 294
4.25%, 06/01/2043 GBP 100 107
4.30%, 11/18/2034 EUR 100 115
4.50%, 05/15/2035 $ 2,207 2,081
4.75%, 05/15/2046 1,386 1,238
4.90%, 08/15/2037 1,633 1,565
5.40%, 02/15/2034 647 661
5.54%, 02/20/2026 300 300
5.55%, 08/15/2041 250 252
Axian Telecom
7.38%, 02/16/2027
(h)
1,975 1,953
Bell Telephone Co of Canada or Bell Canada
4.75%, 09/29/2044 CAD 100 67
5.60%, 08/11/2053 150 114
British Telecommunications PLC
3.13%, 11/21/2031 GBP 100 114
5.13%, 12/04/2028 $ 200 203
C&W Senior Finance Ltd
6.88%, 09/15/2027
(h)
2,725 2,661
Cisco Systems Inc
2.50%, 09/20/2026 100 96
4.85%, 02/26/2029 1,360 1,386
5.05%, 02/26/2034 100 102
5.30%, 02/26/2054 348 351
CK Hutchison Group Telecom Finance SA
1.13%, 10/17/2028 EUR 100 99
Corning Inc
3.90%, 11/15/2049 $ 558 435
5.45%, 11/15/2079 754 718
CT Trust
5.13%, 02/03/2032
(h)
1,250 1,115
5.13%, 02/03/2032 200 179
Deutsche Telekom AG
1.75%, 12/09/2049 EUR 100 78
Deutsche Telekom International Finance BV
1.38%, 12/01/2025 150 158
4.38%, 06/21/2028
(h)
$ 150 148
9.25%, 06/01/2032 100 126
Digicel Intermediate Holdings Ltd / Digicel
International Finance Ltd / Difl US
9.00%, PIK 1.50%; 05/25/2027
(l),(m)
4,421 4,390
Koninklijke KPN NV
3.88%, 07/03/2031 EUR 100 111
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(h)
$ 1,625 984
5.50%, 09/04/2026 275 166
Millicom International Cellular SA
7.38%, 04/02/2032
(h)
2,350 2,359
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
NTT Finance Corp
0.34%, 03/03/2030 EUR 100 $ 93
1.59%, 04/03/2028
(h)
$ 300 269
Orange SA
0.50%, 09/04/2032 EUR 100 88
1.38%, 02/11/2029
(g),(k)
100 94
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.88%, 09/12/2030 200 202
3.25%, 01/15/2032 GBP 100 117
Rogers Communications Inc
3.20%, 03/15/2027 $ 200 192
3.25%, 05/01/2029 CAD 200 138
4.55%, 03/15/2052 $ 100 84
5.00%, 02/15/2029 1,231 1,235
5.90%, 09/21/2033 CAD 200 157
6.75%, 11/09/2039 100 83
SES SA
1.63%, 03/22/2026 EUR 100 105
Sprint Capital Corp
6.88%, 11/15/2028 $ 100 107
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(h)
150 150
Telecom Argentina SA
9.50%, 07/18/2031
(h)
1,200 1,188
Telefonica Emisiones SA
1.45%, 01/22/2027 EUR 100 104
2.32%, 10/17/2028 200 209
4.10%, 03/08/2027 $ 150 148
4.18%, 11/21/2033 EUR 100 113
4.90%, 03/06/2048 $ 1,007 879
5.52%, 03/01/2049 200 190
Telia Co AB
0.13%, 11/27/2030 EUR 100 90
Telstra Corp Ltd
1.38%, 03/26/2029 100 101
TELUS Corp
3.15%, 02/19/2030 CAD 100 68
4.70%, 03/06/2048 100 66
T-Mobile USA Inc
3.00%, 02/15/2041 $ 3,101 2,284
3.60%, 11/15/2060 672 469
3.88%, 04/15/2030 300 286
4.38%, 04/15/2040 200 177
4.80%, 07/15/2028 200 201
5.05%, 07/15/2033 200 200
5.65%, 01/15/2053 604 609
Verizon Communications Inc
0.19%, 03/24/2028 CHF 100 110
0.88%, 04/08/2027 EUR 200 205
1.30%, 05/18/2033 100 91
1.45%, 03/20/2026 $ 400 380
1.75%, 01/20/2031 150 124
2.36%, 03/15/2032 200 167
2.65%, 05/06/2030 AUD 200 113
2.65%, 11/20/2040 $ 150 106
2.85%, 09/03/2041 1,490 1,072
2.88%, 01/15/2038 EUR 100 99
2.99%, 10/30/2056 $ 100 63
3.00%, 11/20/2060
(i)
1,057 654
3.40%, 03/22/2041 695 545
3.55%, 03/22/2051 300 221
3.88%, 03/01/2052 464 363
4.00%, 03/22/2050 200 160
4.02%, 12/03/2029 125 121
4.25%, 10/31/2030 EUR 100 114
5.05%, 05/09/2033 $ 794 800

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Viasat Inc
5.63%, 09/15/2025
(h)
$ 4,550 $ 4,501
5.63%, 04/15/2027
(h)
725 681
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(h)
3,450 2,921
Vodafone Group PLC
2.20%, 08/25/2026 EUR 200 213
4.25%, 09/17/2050 $ 334 269
5.13%, 06/04/2081
(k)
1,000 751
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
5.63%, 02/10/2053 200 196
5.75%, 02/10/2063 522 511
5.88%, 06/28/2064 2,354 2,323
Vodafone International Financing DAC
3.75%, 12/02/2034 EUR 100 111
$ 54,382
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.55%, 11/19/2026 $ 200 193
Transportation - 0.57%
BNSF Funding Trust I
6.61%, 12/15/2055
(k)
4,310 4,311
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 951 802
4.45%, 03/15/2043 915 824
5.20%, 04/15/2054 150 147
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 55
3.85%, 08/05/2032 $ 100 94
Canadian Pacific Railway Co
1.35%, 12/02/2024 1,521 1,500
2.88%, 11/15/2029 100 91
4.30%, 05/15/2043 100 87
4.70%, 05/01/2048 652 577
CSX Corp
3.35%, 09/15/2049 100 72
3.80%, 11/01/2046 100 80
4.25%, 03/15/2029 100 99
4.50%, 11/15/2052 283 249
5.20%, 11/15/2033
(i)
422 433
Deutsche Post AG
0.38%, 05/20/2026 EUR 100 103
3.50%, 03/25/2036 100 108
DSV Finance BV
1.38%, 03/16/2030 100 98
East Japan Railway Co
4.11%, 02/22/2043 100 113
FedEx Corp
0.45%, 08/05/2025 200 210
4.95%, 10/17/2048 $ 100 91
5.10%, 01/15/2044 100 94
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 2,149 1,825
Norfolk Southern Corp
3.15%, 06/01/2027 200 192
4.15%, 02/28/2048 100 83
4.55%, 06/01/2053 100 86
5.55%, 03/15/2034 100 105
Ryder System Inc
5.25%, 06/01/2028 396 403
5.50%, 06/01/2029 698 717
TTX Co
5.50%, 09/25/2026
(h)
839 850
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Union Pacific Corp
3.25%, 08/15/2025 $ 200 $ 197
3.25%, 02/05/2050 100 72
3.60%, 09/15/2037 100 86
3.85%, 02/14/2072 200 147
United Parcel Service Inc
5.30%, 04/01/2050 200 198
XPO Inc
6.25%, 06/01/2028
(h)
150 152
$ 15,351
Trucking & Leasing - 0.31%
Fortress Transportation and Infrastructure Investors
LLC
7.00%, 05/01/2031
(h)
1,825 1,882
7.00%, 06/15/2032
(h)
1,100 1,135
GATX Corp
3.25%, 09/15/2026 1,033 998
4.00%, 06/30/2030 100 95
6.05%, 03/15/2034 778 816
6.05%, 06/05/2054 535 551
Penske Truck Leasing Co Lp / PTL Finance Corp
5.35%, 03/30/2029
(h)
412 419
5.88%, 11/15/2027
(h)
100 103
6.05%, 08/01/2028
(h)
670 697
6.20%, 06/15/2030
(h)
1,446 1,537
SMBC Aviation Capital Finance DAC
5.55%, 04/03/2034
(h)
200 201
$ 8,434
Water - 0.17%
Aegea Finance Sarl
9.00%, 01/20/2031
(h)
1,875 1,978
9.00%, 01/20/2031 250 264
American Water Capital Corp
3.45%, 06/01/2029 200 190
4.15%, 06/01/2049 100 82
Anglian Water Services Financing PLC
2.63%, 06/15/2027 GBP 100 119
Essential Utilities Inc
3.35%, 04/15/2050 $ 100 69
Georgia Global Utilities JSC
8.88%, 07/25/2029
(h)
850 853
Northumbrian Water Finance PLC
6.38%, 10/28/2034 GBP 100 133
Suez SACA
5.00%, 11/03/2032 EUR 100 118
Thames Water Utilities Finance PLC
2.38%, 04/22/2040 GBP 150 121
United Utilities Water Finance PLC
2.63%, 02/12/2031 100 111
Veolia Environnement SA
1.59%, 01/10/2028 EUR 200 205
Yorkshire Water Finance PLC
1.75%, 11/26/2026 GBP 100 117
2.75%, 04/18/2041 100 85
$ 4,445
TOTAL BONDS $ 1,890,292
SENIOR FLOATING RATE INTERESTS
- 12.18%
Principal
Amount (000's) Value (000's)
Advertising - 0.17%
Advantage Sales & Marketing Inc
9.83%, 10/28/2027
(p)
$ 394 $ 379
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Clear Channel Outdoor Holdings Inc
9.46%, 08/23/2028
(p)
$ 1,890 $ 1,894
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
9.46%, 08/23/2028
(p)
1,382 1,385
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Dotdash Meredith Inc
9.44%, 12/01/2028
(p)
525 524
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Planet US Buyer LLC
8.82%, 01/31/2031
(p)
282 283
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 4,465
Aerospace & Defense - 0.09%
Bleriot US Bidco Inc
0.00%, 10/31/2030
(p),(q)
249 250
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Dynasty Acquisition Co Inc
8.84%, 08/24/2028
(p)
538 540
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Standard Aero Ltd
8.84%, 08/24/2028
(p)
207 208
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TransDigm Inc
7.84%, 02/14/2031
(p)
1,301 1,304
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
$ 2,302
Airlines - 0 .12%
AAdvantage Loyalty IP Ltd
10.29%, 04/20/2028
(p)
1,121 1,158
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Air Canada
7.85%, 03/14/2031
(p)
309 310
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
SkyMiles IP Ltd
9.03%, 10/20/2027
(p)
570 582
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc
8.03%, 02/15/2031
(p)
608 610
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WestJet Loyalty LP
9.08%, 01/31/2031
(p)
524 524
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 3,184
Apparel - 0.03%
ABG Intermediate Holdings 2 LLC
3.25%, 12/21/2028
(p)
410 412
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Birkenstock US BidCo Inc
8.84%, 04/28/2028
(p)
450 450
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 862
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.23%
Clarios Global LP
7.84%, 05/06/2030
(p)
$ 1,332 $ 1,333
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Dexko Global Inc
9.35%, 10/04/2028
(p)
384 383
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
First Brands Group LLC
10.59%, 03/30/2027
(p)
2,666 2,646
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
10.59%, 03/30/2027
(p)
323 321
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
14.14%, 03/30/2028
(p)
1,475 1,401
CME Term Secured Overnight Financing
Rate 3 Month + 8.50%
$ 6,084
Beverages - 0.09%
Arterra Wines Canada Inc
9.10%, 11/25/2027
(p)
188 179
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
BrewCo Borrower LLC
9.00%, PIK 1.50%, 04/14/2028
(m),(p)
103 80
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.06%, 04/05/2028
(p)
375 332
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
11.55%, 04/05/2028
(p)
143 143
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Pegasus Midco BV
9.07%, 07/12/2029
(p)
323 324
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Triton Water Holdings Inc
8.85%, 03/31/2028
(p)
1,256 1,259
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
9.33%, 03/31/2028
(p)
124 125
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 2,442
Building Materials - 0.10%
ACProducts Holdings Inc
9.85%, 05/17/2028
(p)
167 133
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC
8.69%, 10/22/2028
(p)
810 809
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.84%, 11/03/2028
(p)
424 424
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Gulfside Supply Inc
8.29%, 05/29/2031
(p)
478 479
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
MIWD Holdco II LLC
8.84%, 03/21/2031
(p)
210 211
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Quikrete Holdings Inc
7.84%, 03/25/2031
(p)
$ 140 $ 140
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Standard Industries Inc/NJ
7.35%, 08/06/2028
(p)
575 576
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 2,772
Chemicals - 0.57%
Advancion Holdings LLC
13.19%, 10/27/2028
(p)
8,680 8,293
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Ascend Performance Materials Operations LLC
10.07%, 08/27/2026
(p)
1,019 1,021
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
ASP Unifrax Holdings Inc
9.23%, 12/12/2025
(p)
389 377
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Axalta Coating Systems US Holdings Inc
7.34%, 12/20/2029
(p)
439 440
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Derby Buyer LLC
8.84%, 11/01/2030
(p)
224 225
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Discovery Purchaser Corp
9.69%, 08/04/2029
(p)
610 608
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC
7.60%, 06/12/2031
(p)
217 217
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Herens US Holdco Corp
9.36%, 07/03/2028
(p)
612 593
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
INEOS US Finance LLC
8.60%, 02/18/2030
(p)
490 487
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.09%, 01/31/2031
(p)
410 410
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
INEOS US Petrochem LLC
9.69%, 03/09/2029
(p)
524 524
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
NIC Acquisition Corp
9.08%, 12/29/2027
(p)
483 397
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Nouryon USA LLC
8.83%, 04/03/2028
(p)
993 998
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Tronox Finance LLC
8.09%, 05/04/2029
(p)
439 440
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
WR Grace Holdings LLC
8.59%, 09/22/2028
(p)
$ 237 $ 238
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 15,268
Commercial Services - 0.83%
Allied Universal Holdco LLC
9.19%, 05/12/2028
(p)
1,361 1,360
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Anticimex Global AB
0.00%, 11/16/2028
(p),(q)
997 999
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
8.71%, 11/16/2028
(p)
773 777
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Avis Budget Car Rental LLC
8.44%, 03/16/2029
(p)
127 127
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AVSC Holding Corp
5.00%, PIK 10.00%, 10/15/2026
(m),(p)
229 233
Belron Finance US LLC
7.63%, 04/18/2029
(p)
233 233
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
7.77%, 10/30/2026
(p)
407 408
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Boost Newco Borrower LLC
8.33%, 01/31/2031
(p)
1,934 1,935
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Camelot US Acquisition LLC
8.09%, 01/25/2031
(p)
1,077 1,077
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Creative Artists Agency LLC
8.59%, 11/27/2028
(p)
752 755
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Driven Brands Holdings Inc
8.46%, 12/17/2028
(p)
751 746
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Element Materials Technology Group US Holdings
Inc
9.68%, 07/06/2029
(p)
643 646
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Ensemble RCM LLC
8.25%, 08/01/2029
(p)
487 489
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Evertec Group LLC
8.59%, 10/12/2030
(p)
189 190
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Garda World Security Corp
10.04%, 02/01/2029
(p)
720 722
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
KUEHG Corp
9.83%, 06/12/2030
(p)
3,812 3,829
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Learning Care Group US No 2 Inc
9.29%, 08/11/2028
(p)
$ 2,888 $ 2,902
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Mister Car Wash Holdings Inc
8.34%, 03/21/2031
(p)
680 681
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
OMNIA Partners LLC
8.53%, 07/25/2030
(p)
534 535
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PG Polaris BidCo Sarl
8.83%, 02/24/2031
(p)
409 411
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Prime Security Services Borrower LLC
7.58%, 10/13/2030
(p)
849 851
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Spin Holdco Inc
9.60%, 03/01/2028
(p)
1,496 1,226
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
VT Topco Inc
8.85%, 08/09/2030
(p)
80 80
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Wand NewCo 3 Inc
9.09%, 01/30/2031
(p)
415 416
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
WEX Inc
7.34%, 03/31/2028
(p)
231 232
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
WMB Holdings Inc
7.84%, 11/02/2029
(p)
297 298
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
XPLOR T1 LLC
9.60%, 06/14/2031
(p)
235 236
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
$ 22,394
Computers - 0.26%
Amentum Government Services Holdings LLC
9.35%, 02/15/2029
(p)
414 415
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Amentum/Amazon Holdco Inc
0.00%, 07/30/2031
(p),(q)
765 767
Fortress Intermediate 3 Inc
9.10%, 05/09/2031
(p)
725 725
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.10%, 05/09/2031
(p)
799 799
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
McAfee Corp
8.59%, 03/01/2029
(p)
748 747
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.59%, 03/01/2029
(p)
788 786
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NCR Atleos Corp
10.18%, 04/16/2029
(p)
$ 248 $ 251
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Peraton Corp
9.19%, 02/01/2028
(p)
885 885
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc
9.19%, 07/01/2026
(p)
658 655
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.09%, 03/25/2031
(p)
298 297
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Vision Solutions Inc
9.84%, 04/23/2028
(p)
552 532
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
World Wide Technology Holding Co LLC
8.19%, 03/01/2030
(p)
222 222
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 7,081
Consumer Products - 0.02%
Kronos Acquisition Holdings Inc
8.66%, 06/27/2031
(p)
644 634
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Distribution & Wholesale - 0.26%
Core & Main LP
7.34%, 07/27/2028
(p)
762 762
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Fastlane Parent Co Inc
9.84%, 09/04/2028
(p)
298 297
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Gates Corp/DE
7.59%, 06/04/2031
(p)
1,275 1,277
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Infinite Bidco LLC
12.51%, 02/24/2029
(p)
4,850 4,058
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Windsor Holdings III LLC
9.35%, 08/01/2030
(p)
680 684
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 7,078
Diversified Financial Services - 0.10%
American Express / GBT US III LLC
0.00%, 07/18/2031
(p),(q)
414 414
Avolon TLB Borrower 1 US LLC
7.34%, 06/22/2028
(p)
195 196
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Corpay Technologies Operating Co LLC
7.19%, 04/28/2028
(p)
761 761
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Grant Thornton Advisors LLC
8.60%, 05/30/2031
(p)
850 851
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Kestra Advisor Services Holdings A Inc
9.34%, 03/19/2031
(p)
$ 511 $ 512
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Osaic Holdings Inc
9.34%, 08/17/2028
(p)
22 22
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 2,756
Electric - 0.15%
PG&E Corp
7.84%, 06/23/2027
(p)
320 321
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Talen Energy Supply LLC
8.83%, 05/17/2030
(p)
1,572 1,588
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
8.83%, 05/17/2030
(p)
1,287 1,299
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Vistra Zero Operating Co LLC
8.10%, 03/20/2031
(p)
938 943
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 4,151
Electronics - 0.02%
Coherent Corp
7.84%, 07/02/2029
(p)
193 193
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ingram Micro Inc
8.60%, 06/30/2028
(p)
264 266
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 459
Engineering & Construction - 0.07%
Apple Bidco LLC
8.21%, 07/14/2028
(p)
231 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.84%, 09/22/2028
(p)
231 231
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Brown Group Holding LLC
8.09%, 07/02/2031
(p)
224 223
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.15%, 07/01/2031
(p)
769 768
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Centuri Group Inc
7.96%, 08/18/2028
(p)
301 301
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,754
Entertainment - 0.53%
Allwyn International A.S.
0.00%, 05/30/2031
(p),(q)
520 519
AMC Entertainment Holdings Inc
12.34%, 01/04/2029
(p)
682 673
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Caesars Entertainment Inc
8.10%, 01/24/2031
(p)
1,247 1,248
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Churchill Downs Inc
7.44%, 03/17/2028
(p)
$ 831 $ 832
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cinemark USA Inc
8.59%, 05/24/2030
(p)
370 372
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Crown Finance US Inc
6.96%, PIK 7.00%, 07/31/2028
(m),(p)
1,327 1,343
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Delta 2 Lux Sarl
7.58%, 01/15/2030
(p)
585 587
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Entain PLC
8.01%, 10/31/2029
(p)
775 775
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Everi Holdings Inc
7.96%, 06/30/2028
(p)
730 731
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Flutter Financing BV
7.18%, 11/15/2030
(p)
2,239 2,240
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Light & Wonder International Inc
7.59%, 04/14/2029
(p)
1,168 1,175
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Lions Gate Capital Holdings LLC
7.69%, 03/24/2025
(p)
168 168
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
8.83%, 11/12/2029
(p)
371 372
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PCI Gaming Authority
7.34%, 06/06/2031
(p)
341 340
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Penn Entertainment Inc
8.19%, 05/03/2029
(p)
189 190
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Scientific Games Holdings LP
8.32%, 04/04/2029
(p)
815 813
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SeaWorld Parks & Entertainment Inc
7.84%, 08/25/2028
(p)
654 653
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Six Flags Entertainment Corp
7.34%, 04/18/2031
(p)
180 180
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
William Morris Endeavor Entertainment LLC
8.21%, 05/16/2025
(p)
1,058 1,059
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 14,270

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.11%
GFL Environmental Inc
7.32%, 06/27/2031
(p)
$ 970 $ 973
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Madison IAQ LLC
7.89%, 06/21/2028
(p)
339 340
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Reworld Holding Corp
7.59%, 11/30/2028
(p)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.84%, 11/30/2028
(p)
263 263
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Win Waste Innovations Holdings Inc
8.21%, 03/24/2028
(p)
1,569 1,459
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 3,055
Food - 0.10%
8th Avenue Food & Provisions Inc
9.21%, 10/01/2025
(p)
773 729
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.21%, 10/01/2025
(p)
90 85
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
CHG PPC Parent LLC
8.46%, 12/08/2028
(p)
231 231
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc
9.34%, 01/31/2031
(p)
487 490
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Froneri US Inc
7.69%, 01/31/2027
(p)
231 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Heritage Grocers Group LLC
12.18%, 08/01/2029
(p)
247 247
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
US Foods Inc
7.34%, 11/22/2028
(p)
603 606
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
7.46%, 09/14/2026
(p)
183 184
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 2,803
Healthcare - Products - 0.26%
Bausch + Lomb Corp
8.70%, 05/10/2027
(p)
2,008 1,969
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Curia Global Inc
9.18%, 08/28/2026
(p)
99 94
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
ICU Medical Inc
7.98%, 12/15/2028
(p)
231 231
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Insulet Corp
8.34%, 05/04/2028
(p)
$ 584 $ 585
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Medline Borrower LP
7.58%, 10/23/2028
(p)
117 117
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
8.09%, 10/23/2028
(p)
3,087 3,096
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Resonetics LLC
9.08%, 06/06/2031
(p)
273 274
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Viant Medical Holdings Inc
9.21%, 07/02/2025
(p)
730 723
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 7,089
Healthcare - Services - 0.66%
ADMI Corp
11.09%, 12/23/2027
(p)
299 299
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AHP Health Partners Inc
8.71%, 08/24/2028
(p)
319 320
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Aveanna Healthcare LLC
9.20%, 07/17/2028
(p)
2,813 2,687
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
12.50%, 12/10/2029
(p)
1,720 1,570
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Concentra Health Services Inc
0.00%, 06/26/2031
(p),(q)
375 375
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Eyecare Partners LLC
0.00%, PIK 12.18%, 11/30/2028
(m),(p)
506 94
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
6.43%, PIK 3.61%, 11/30/2028
(m),(p)
3,467 2,115
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
Global Medical Response Inc
10.00%, PIK 0.75%, 10/31/2028
(m),(p)
1,244 1,213
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
10.85%, 10/31/2028
(p)
2 2
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
ICON Luxembourg Sarl
7.33%, 07/03/2028
(p)
155 156
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
7.34%, 07/03/2028
(p)
39 39
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
National Mentor Holdings Inc
9.18%, 03/02/2028
(p)
28 27
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
9.19%, 03/02/2028
(p)
994 935
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Pacific Dental Services Inc
8.58%, 03/07/2031
(p)
$ 642 $ 644
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Parexel International Inc
8.34%, 11/15/2028
(p)
1,935 1,942
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Phoenix Guarantor Inc
8.59%, 02/14/2031
(p)
1,115 1,115
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Select Medical Corp
8.34%, 03/06/2027
(p)
321 320
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Sound Inpatient Physicians Inc
0.00%, PIK 12.35%, 06/28/2029
(m),(p)
2,902 878
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Star Parent Inc
9.08%, 09/27/2030
(p)
826 827
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Surgery Center Holdings Inc
0.00%, 12/19/2030
(p),(q)
2,000 2,004
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Team Health Holdings Inc
10.58%, 03/02/2027
(p)
300 281
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 17,843
Home Furnishings - 0.11%
AI Aqua Merger Sub Inc
8.84%, 07/30/2028
(p)
1,274 1,277
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.59%, 07/31/2028
(p)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
MillerKnoll Inc
7.46%, 07/19/2028
(p)
762 759
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Weber-Stephen Products LLC
0.00%, 10/30/2027
(p),(q)
94 87
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
8.71%, 10/30/2027
(p)
872 804
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,977
Insurance - 1.19%
Acrisure LLC
8.34%, 02/15/2027
(p)
586 585
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Alliant Holdings Intermediate LLC
8.85%, 11/06/2030
(p)
1,396 1,401
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AmWINS Group Inc
7.71%, 02/21/2028
(p)
79 79
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AssuredPartners Inc
8.84%, 02/08/2031
(p)
$ 948 $ 951
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
8.71%, 12/23/2026
(p)
1,648 1,641
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.71%, 07/31/2027
(p)
164 162
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.69%, 08/19/2028
(p)
208 207
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
10.71%, 01/31/2028
(p)
7,350 6,806
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.71%, 01/20/2029
(p)
4,510 4,132
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.71%, 01/20/2029
(p)
1,950 1,786
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
BroadStreet Partners Inc
8.59%, 06/14/2031
(p)
2,254 2,257
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
HUB International Ltd
8.53%, 06/20/2030
(p)
2,251 2,253
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Ryan Specialty LLC
8.09%, 09/01/2027
(p)
815 817
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Sedgwick Claims Management Services Inc
0.00%, 06/27/2031
(p),(q)
1,310 1,312
9.09%, 02/24/2028
(p)
1,274 1,275
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Truist Insurance Holdings LLC
8.58%, 03/24/2031
(p)
1,680 1,683
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
10.08%, 03/08/2032
(p)
2,750 2,822
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
USI Inc/NY
8.08%, 11/22/2029
(p)
1,452 1,454
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.08%, 09/27/2030
(p)
357 358
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 31,981
Internet - 0.62%
Arches Buyer Inc
8.74%, 12/06/2027
(p)
3,250 3,105
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CNT Holdings I Corp
8.83%, 11/08/2027
(p)
920 923
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Gen Digital Inc
7.09%, 09/12/2029
(p)
372 371
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
MH Sub I LLC
11.50%, 02/12/2029
(p)
$ 7,550 $ 7,482
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Proofpoint Inc
8.34%, 08/31/2028
(p)
672 673
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ten-X LLC
11.16%, 05/26/2028
(p)
3,000 2,878
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Uber Technologies Inc
8.09%, 03/03/2030
(p)
1,242 1,248
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 16,680
Investment Companies - 0.28%
Aragorn Parent Corp
9.60%, 12/15/2028
(p)
129 130
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Nexus Buyer LLC
0.00%, 07/18/2031
(p),(q)
700 691
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
11.69%, 11/05/2029
(p)
6,600 6,577
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
$ 7,398
Leisure Products & Services - 0.19%
Alterra Mountain Co
8.59%, 08/17/2028
(p)
726 728
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Amer Sports Co
8.57%, 02/07/2031
(p)
100 99
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Carnival Corp
8.09%, 08/08/2027
(p)
317 319
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.09%, 10/18/2028
(p)
255 257
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
ClubCorp Holdings Inc
10.60%, 09/18/2026
(p)
1,694 1,704
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Hayward Industries Inc
8.21%, 05/28/2028
(p)
405 405
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SRAM LLC
8.38%, 05/18/2028
(p)
344 345
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Topgolf Callaway Brands Corp
8.34%, 03/16/2030
(p)
237 238
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Varsity Brands Inc
0.00%, 07/25/2031
(p),(q)
425 422
0.00%, 07/25/2031
(p),(q)
460 457
$ 4,974
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.09%
Fertitta Entertainment LLC/NV
8.42%, 01/13/2029
(p)
$ 1,719 $ 1,723
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Hilton Domestic Operating Co Inc
7.10%, 11/08/2030
(p)
375 376
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Hilton Grand Vacations Borrower LLC
8.09%, 01/10/2031
(p)
409 409
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 2,508
Machinery - Diversified - 0.89%
Chart Industries Inc
7.82%, 03/15/2030
(p)
187 187
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Engineered Machinery Holdings Inc
11.60%, 05/21/2029
(p)
19,333 19,237
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Titan Acquisition Ltd/Canada
10.33%, 02/01/2029
(p)
496 497
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
TK Elevator US Newco Inc
8.79%, 04/30/2030
(p)
821 825
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
8.79%, 04/30/2030
(p)
1,837 1,846
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Victory Buyer LLC
9.34%, 11/18/2028
(p)
1,367 1,306
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 23,898
Media - 0.25%
Cengage Learning Inc
9.54%, 03/18/2031
(p)
872 875
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%
Century DE Buyer LLC
9.26%, 09/27/2030
(p)
499 501
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Directv Financing LLC
10.46%, 08/02/2027
(p)
402 403
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Fleet Midco US
8.59%, 01/23/2031
(p)
185 185
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
iHeartCommunications Inc
8.46%, 05/01/2026
(p)
220 185
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.71%, 05/01/2026
(p)
209 173
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
McGraw-Hill Education Inc
10.35%, 07/28/2028
(p)
834 835
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
NEP Group Inc
8.71%, PIK 1.50%, 08/19/2026
(m),(p)
$ 843 $ 791
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Nexstar Media Inc
7.96%, 09/18/2026
(p)
304 305
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Sunrise Financing Partnership
8.44%, 01/31/2029
(p)
615 612
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Virgin Media Bristol LLC
7.94%, 01/31/2028
(p)
110 106
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
8.66%, 03/31/2031
(p)
402 383
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.69%, 01/31/2029
(p)
150 144
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Ziggo Financing Partnership
7.94%, 04/28/2028
(p)
1,308 1,285
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 6,783
Mining - 0.17%
Arctic Canadian Diamond Co Ltd
10.00%, 12/31/2027
(e),(p)
4,510 4,510
Arsenal AIC Parent LLC
9.09%, 08/18/2030
(p)
104 105
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 4,615
Oil & Gas - 0.03%
Gulf Finance LLC
11.69%, 08/25/2026
(p)
690 691
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Packaging & Containers - 0.35%
Berlin Packaging LLC
9.09%, 06/07/2031
(p)
520 522
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Clydesdale Acquisition Holdings Inc
9.12%, 04/13/2029
(p)
1,027 1,028
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Klockner Pentaplast of America Inc
10.27%, 02/12/2026
(p)
710 665
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
LABL Inc
10.45%, 10/27/2028
(p)
4,259 4,117
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
10.45%, 10/27/2028
(p)
688 666
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pactiv Evergreen Group Holdings Inc
7.84%, 09/24/2028
(p)
572 573
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Proampac PG Borrower LLC
9.31%, 09/15/2028
(p)
713 714
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
SupplyOne Inc
9.59%, 03/27/2031
(p)
$ 464 $ 466
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
TricorBraun Holdings Inc
8.71%, 03/03/2028
(p)
703 700
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 9,451
Pharmaceuticals - 0.36%
Amneal Pharmaceuticals LLC
10.84%, 05/04/2028
(p)
227 229
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Barentz International BV
9.43%, 03/03/2031
(p)
316 318
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Gainwell Acquisition Corp
9.43%, 10/01/2027
(p)
219 194
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl
7.59%, 05/05/2028
(p)
2,697 2,700
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co
7.83%, 05/14/2031
(p)
945 949
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Packaging Coordinators Midco Inc
8.58%, 11/30/2027
(p)
4,160 4,174
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.58%, 11/30/2027
(p)
140 141
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Perrigo Investments LLC
7.69%, 04/20/2029
(p)
260 260
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sharp Services LLC
9.08%, 12/31/2028
(p)
580 583
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 9,548
Pipelines - 0.12%
Freeport LNG Investments LLLP
7.92%, 12/21/2028
(p)
657 653
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
8.54%, 11/17/2026
(p)
1,344 1,337
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Oryx Midstream Services Permian Basin LLC
8.44%, 10/05/2028
(p)
202 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TransMontaigne Operating Co LP
8.96%, 11/17/2028
(p)
408 409
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Traverse Midstream Partners LLC
8.83%, 02/16/2028
(p)
501 502
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 3,104

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 0.06%
CoreLogic Inc
0.00%, 04/14/2028
(p),(q)
$ 623 $ 613
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cushman & Wakefield US Borrower LLC
8.20%, 08/21/2025
(p)
10 9
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.34%, 01/31/2030
(p)
506 506
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
9.09%, 01/31/2030
(p)
374 375
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,503
Retail - 0.23%
1011778 BC ULC
7.09%, 09/20/2030
(p)
685 681
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
EG America LLC
0.00%, 02/07/2028
(p),(q)
368 367
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
IRB Holding Corp
8.19%, 12/15/2027
(p)
1,258 1,258
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Johnstone Supply LLC
8.33%, 05/16/2031
(p)
415 416
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Kodiak BP LLC
9.08%, 03/17/2028
(p)
140 140
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
LBM Acquisition LLC
9.18%, 05/30/2031
(p)
470 452
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.19%, 12/09/2027
(p)
140 138
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC
8.34%, 04/23/2031
(p)
199 199
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
PetSmart LLC
9.19%, 02/11/2028
(p)
1,413 1,400
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH
7.96%, 10/20/2028
(p)
264 249
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Whatabrands LLC
8.09%, 08/03/2028
(p)
746 747
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 6,047
Semiconductors - 0.15%
Altar Bidco Inc
10.40%, 02/01/2030
(p)
3,570 3,490
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Synaptics Inc
7.85%, 10/20/2028
(p)
$ 230 $ 229
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Ultra Clean Holdings Inc
8.84%, 02/28/2028
(p)
186 187
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 3,906
Software - 1.71%
Applied Systems Inc
10.58%, 02/06/2032
(p)
2,700 2,796
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Avaya Inc
12.84%, PIK 0.00%, 07/31/2028
(m),(p)
1,752 1,576
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc
8.84%, 04/24/2031
(p)
509 508
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Boxer Parent Co Inc
9.34%, 12/02/2028
(p)
1,344 1,338
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Capstone Borrower Inc
8.58%, 06/17/2030
(p)
242 242
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cast & Crew LLC
9.09%, 12/29/2028
(p)
1,596 1,598
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
CCC Intelligent Solutions Inc
7.71%, 09/21/2028
(p)
136 136
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Central Parent LLC
0.00%, 07/06/2029
(p),(q)
500 495
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Ceridian HCM Holding Inc
7.84%, 02/26/2031
(p)
322 322
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Cloudera Inc
11.26%, 10/08/2029
(p)
1,490 1,387
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cotiviti Inc
8.59%, 02/21/2031
(p)
963 966
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Darktrace PLC
0.00%, 07/02/2031
(p),(q)
2,050 2,022
0.00%, 07/02/2031
(p),(q)
1,200 1,183
0.00%, 07/02/2032
(p),(q)
3,700 3,663
DS Admiral Bidco LLC
9.59%, 06/17/2031
(p)
375 366
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
DTI Holdco Inc
9.93%, 04/26/2029
(p)
349 349
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Dun & Bradstreet Corp/The
8.10%, 01/18/2029
(p)
$ 739 $ 741
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ellucian Holdings Inc
8.94%, 10/07/2029
(p)
944 951
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
EP Purchaser LLC
0.00%, 11/06/2028
(p),(q)
1,347 1,349
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Epicor Software Corp
8.59%, 05/23/2031
(p)
1,728 1,739
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Genesys Cloud Services Holdings II LLC
8.86%, 12/01/2027
(p)
1,687 1,695
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.21%, 12/01/2027
(p)
75 75
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
IGT Holding IV AB
8.97%, 03/31/2028
(p)
406 406
CME Term Secured Overnight Financing
Rate 3 Month + 3.40%
Informatica LLC
7.59%, 10/27/2028
(p)
1,145 1,148
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Instructure Holdings Inc
8.35%, 10/30/2028
(p)
456 457
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Isolved Inc
8.84%, 10/15/2030
(p)
443 444
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(p)
1,608 12
Marcel Bidco LLC
9.31%, 11/11/2030
(p)
284 286
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Mitchell International Inc
8.59%, 06/17/2031
(p)
1,011 999
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Modena Buyer LLC
9.83%, 04/18/2031
(p)
1,200 1,154
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Open Text Corp
7.59%, 01/31/2030
(p)
1,454 1,461
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Quartz Acquireco LLC
8.08%, 06/28/2030
(p)
397 398
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Rackspace Finance LLC
8.20%, 05/15/2028
(p)
1,357 603
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
11.70%, 05/15/2028
(p)
551 557
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Riverbed Technology
7.84%, PIK 2.00%, 07/01/2028
(m),(p)
$ 529 $ 323
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Rocket Software Inc
10.09%, 11/28/2028
(p)
949 952
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Skopima Consilio Parent LLC
12.96%, 05/14/2029
(p)
4,760 4,700
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
SS&C Technologies Inc
8.86%, 05/02/2031
(p)
332 333
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UKG Inc
8.55%, 01/30/2031
(p)
1,550 1,554
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.55%, 01/30/2031
(p)
2,284 2,290
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
VS Buyer LLC
8.58%, 04/03/2031
(p)
565 567
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
West Technology Group LLC
9.58%, 04/09/2027
(p)
966 932
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc
8.09%, 09/28/2029
(p)
847 848
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 45,921
Telecommunications - 0.47%
Altice Financing SA
8.31%, 01/31/2026
(p)
486 451
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Altice France SA
9.25%, 01/31/2026
(p)
296 244
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
9.58%, 08/14/2026
(p)
1,088 870
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cincinnati Bell Inc
8.69%, 11/23/2028
(p)
974 971
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope LLC
8.71%, 04/06/2026
(p)
1,374 1,284
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyborg Oldco DC Holdings Inc
0.00%, 05/01/2024
(d),(p)
454 1
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc
9.45%, 12/24/2029
(p)
1,382 1,383
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Digicel International Finance Ltd
0.00%, 05/25/2027
(p),(q)
310 299
CME Term Secured Overnight Financing
Rate 1 Month + 5.15%

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
EOS US Finco LLC
11.26%, 10/06/2029
(p)
$ 343 $ 278
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Frontier Communications Holdings LLC
8.76%, 06/20/2031
(p)
1,947 1,958
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Level 3 Financing Inc
11.91%, 04/15/2029
(p)
1,513 1,499
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
11.91%, 04/15/2030
(p)
881 869
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
MLN US Holdco LLC
9.95%, 11/30/2025
(p)
824 41
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
12.08%, 10/18/2027
(p)
537 79
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
Syniverse Holdings LLC/DE
12.33%, 05/13/2027
(p)
1,091 1,064
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Zayo Group Holdings Inc
8.46%, 03/09/2027
(p)
1,630 1,454
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 12,745
Transportation - 0.14%
Clue Opco LLC
9.83%, 12/19/2030
(p)
172 158
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Lasership Inc
13.10%, 04/30/2029
(p)
4,990 3,364
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
PODS LLC
8.59%, 03/31/2028
(p)
110 103
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 3,625
TOTAL SENIOR FLOATING RATE INTERESTS $ 327,101
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 9.19%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 5.23%
2.00%, 07/01/2041 $ 1,515 $ 1,302
2.00%, 02/01/2051 2,021 1,638
2.00%, 03/01/2051 4,927 3,980
2.00%, 07/01/2051 5,812 4,685
2.00%, 09/01/2051 6,246 5,035
2.00%, 11/01/2051 4,932 4,035
2.00%, 12/01/2051 2,475 2,019
2.00%, 02/01/2052 3,263 2,701
2.00%, 03/01/2052 1,924 1,564
2.50%, 02/01/2051 562 477
2.50%, 07/01/2051 854 724
2.50%, 09/01/2051 2,021 1,714
2.50%, 11/01/2051 542 462
2.50%, 12/01/2051 3,411 2,901
2.50%, 12/01/2051 4,675 3,998
2.50%, 12/01/2051 4,249 3,604
2.50%, 01/01/2052 2,121 1,808
2.50%, 01/01/2052 3,517 2,982
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 03/01/2052 $ 1,058 $ 902
3.00%, 07/01/2037 907 854
3.00%, 08/01/2042 1,201 1,090
3.00%, 03/01/2052 4,258 3,743
3.00%, 03/01/2052 5,010 4,437
3.00%, 05/01/2052 4,384 3,851
3.50%, 05/01/2052 4,278 3,911
3.50%, 05/01/2052 2,862 2,612
3.50%, 06/01/2052 4,850 4,423
4.00%, 04/01/2052 771 722
4.00%, 07/01/2052 1,012 957
4.00%, 08/01/2052 3,340 3,146
4.00%, 10/01/2052 1,299 1,224
4.00%, 03/01/2053 3,869 3,647
4.50%, 09/01/2052 1,968 1,915
4.50%, 10/01/2052 2,210 2,161
4.50%, 02/01/2053 2,511 2,433
5.00%, 07/01/2052 2,616 2,602
5.00%, 06/01/2053 4,338 4,298
5.00%, 06/01/2053 2,235 2,219
5.00%, 08/01/2054
(r)
1,985 1,955
5.50%, 02/01/2053 3,194 3,224
5.50%, 07/01/2053 1,419 1,433
5.50%, 11/01/2053 1,914 1,929
5.50%, 11/01/2053 1,681 1,693
5.50%, 06/01/2054 1,473 1,479
5.50%, 08/01/2054
(r)
8,025 8,038
6.00%, 08/01/2054
(r)
17,060 17,302
6.50%, 08/01/2054
(r)
6,350 6,512
$ 140,341
Government National Mortgage Association (GNMA) - 2.04%
2.00%, 01/20/2051 1,350 1,119
2.00%, 07/20/2051 2,796 2,318
2.50%, 04/20/2051 2,170 1,867
2.50%, 09/20/2051 2,259 1,944
3.00%, 07/20/2051 3,224 2,880
3.00%, 09/20/2051 975 870
3.50%, 09/20/2047 1,926 1,788
3.50%, 03/20/2048 2,070 1,922
3.50%, 08/20/2048 1,343 1,247
4.00%, 03/20/2049 3,125 2,981
4.00%, 03/20/2050 639 610
4.50%, 05/20/2048 2,477 2,432
5.00%, 12/20/2052 1,346 1,334
5.00%, 01/20/2053 2,847 2,820
5.00%, 02/20/2053 1,144 1,134
5.00%, 08/20/2054
(r)
6,050 5,983
5.50%, 03/20/2053 1,121 1,125
5.50%, 08/20/2054
(r)
8,150 8,174
6.00%, 08/20/2054
(r)
9,375 9,485
6.50%, 08/20/2054
(r)
2,650 2,699
$ 54,732
U.S. Treasury - 1.28%
1.88%, 11/15/2051 2,014 1,209
2.25%, 02/15/2052 1,268 835
2.75%, 11/15/2042 962 761
2.88%, 05/15/2052 4,692 3,553
3.25%, 05/15/2042 1,522 1,306
3.63%, 02/15/2053 2,126 1,867
4.25%, 02/15/2054 1,590 1,564
4.38%, 05/15/2034 1,845 1,892
4.50%, 05/31/2029 345 354
4.63%, 05/15/2044 890 914
4.75%, 11/15/2053 244 261

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
5.46%, 01/31/2026
(s),(t)
$ 20,000 $ 20,032
US Treasury 3 Month Bill Money Market
Yield + 0.25%
$ 34,548
U.S. Treasury Bill - 0.64%
5.28%, 09/12/2024
(u)
6,625 6,584
5.29%, 10/29/2024
(u)
7,550 7,454
5.33%, 09/24/2024
(u)
3,100 3,076
$ 17,114
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 246,735
REPURCHASE AGREEMENTS - 1.12%
Maturity Amount
(000's) Value (000's)
Banks - 1.12%
Daiwa Securities Repurchase Agreement; 5.35%
traded 07/31/2024 maturing 08/01/2024
(collateralized by United States Treasury Note/
Bond; $30,673,976; 5.35%; dated 10/31/2028)
$ 30,077 $ 30,073
TOTAL REPURCHASE AGREEMENTS $ 30,073
TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS - 0.00% $ 45
Total Investments $ 2,774,011
Other Assets and Liabilities -  (3.34)% (89,697)
TOTAL NET ASSETS - 100.00% $ 2,684,314
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $26,237 or
0.98% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $777,025 or 28.95% of net assets.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $21,518 or 0.80% of net assets.
(j) Security purchased on a when-issued basis.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $50,019 or 1.86% of net assets.
(o) Security is an Interest Only Strip.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after July 31, 2024, at which time the interest rate will be determined.
(r) Security was purchased in a "to-be-announced" ("TBA") transaction.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$545 or 0.02% of net assets.
(t) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $140 or 0.01% of net assets.
(u) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 85,777 $ 1,518,046 $ 1,507,977 $ 95,846
$ 85,777 $ 1,518,046 $ 1,507,977 $ 95,846
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 2,650 $ — $ — $ —
$ 2,650 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 1,571 0.06%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 14,671 — 0.00%
Material Sciences Corp   13.06%, PIK 13.06%, 07/09/2026 12/22/2016-06/28/2024 22,519 22,211 0.83%
Specialty Steel   15.29%, 11/15/2026 02/15/2024 38,772 38,772 1.44%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 19,128 0.71%
Total $ 81,682 3.04%
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

Credit Default Swaptions
Purchased Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap JPMorgan Chase 5.00% CDX.NA.HY.42 $ 1,115 107.00% 09/19/2024 $ 10 $ 11 $ 1
Put - 5 Year Credit Default Swap JPMorgan Chase 5.00% CDX.NA.HY.42 3,760 105.50% 10/17/2024 28 27 (1)
Put - 5 Year Credit Default Swap Morgan Stanley & Co 5.00% CDX.NA.HY.42 1,490 106.75% 08/22/2024 11 7 (4)
Total $ 49 $ 45 $ (4)
Written Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap JPMorgan Chase CDX.NA.HY.42 5.00% $ 1,115 102.50% 09/19/2024 $ (1) $ (1) $ –
Put - 5 Year Credit Default Swap JPMorgan Chase CDX.NA.HY.42 5.00% 3,760 103.00% 10/17/2024 (11) (10) 1
Put - 5 Year Credit Default Swap Morgan Stanley & Co CDX.NA.HY.42 5.00% 1,490 102.00% 08/22/2024 (1) (1) –
Total $ (13) $ (12) $ 1
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2024 Short 30 $ 3,354 $ (97)
US 10 Year Note; September 2024 Long 140 15,653 423
US 10 Year Ultra Note; September 2024 Long 26 3,005 69
US 2 Year Note; September 2024 Long 127 26,082 181
US 5 Year Note; September 2024 Short 135 14,565 (255)
US Long Bond; September 2024 Long 5 604 25
US Ultra Bond; September 2024 Long 1 128 2
Total $ 348
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 08/20/2024 $ 2,808 EUR 2,572 $ 22 $ —
Citigroup Inc 08/15/2024 EUR 2,550 $ 2,792 — (31)
Citigroup Inc 08/23/2024 COP 14,700,000 $ 3,656 — (35)
Citigroup Inc 08/23/2024 TRY 77,800 $ 2,170 122 —
Citigroup Inc 08/23/2024 $ 4,186 BRL 23,500 40 —
Citigroup Inc 08/23/2024 $ 3,651 COP 14,700,000 30 —
Citigroup Inc 08/23/2024 $ 3,515 TRY 119,840 — (16)
HSBC Securities Inc 08/15/2024 EUR 1,925 $ 2,094 — (8)
HSBC Securities Inc 08/15/2024 $ 21,329 EUR 19,675 23 —
HSBC Securities Inc 08/23/2024 $ 6,219 PEN 23,350 — (49)
JPMorgan Chase 08/15/2024 EUR 25 $ 27 — —
JPMorgan Chase 08/15/2024 $ 2,504 EUR 2,300 13 —
JPMorgan Chase 08/23/2024 TRY 77,800 $ 2,128 165 —
JPMorgan Chase 08/23/2024 $ 2,936 ZAR 53,800 — (14)
Total $ 415 $ (153)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co CMBX.NA.13.AA N/A (1.50)% Monthly 12/16/2072 $ 2,000 $ 78 $ (19) $ 58 $ —
Goldman Sachs & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 84 (16) 68 —
Goldman Sachs & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 1,000 158 (4) 154 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 64 3 68 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 440 27 3 30 —
Morgan Stanley & Co CMBX.NA.8.A N/A (2.00)% Monthly 10/17/2057 1,000 23 (14) 9 —
Morgan Stanley & Co CMBX.NA.9.BBB N/A (3.00)% Monthly 09/17/2058 1,000 158 (1) 157 —
Morgan Stanley & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 500 71 6 77 —
Total $ 663 $ (42) $ 621 $ —

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(c)
Goldman Sachs & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 $ 2,000 $ (34) $ 6 $ — $ (27)
Morgan Stanley & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 880 (13) 1 — (12)
Morgan Stanley & Co CMBX.NA.9.A N/A 2.00% Monthly 09/17/2058 1,500 (96) 16 — (81)
Total $ (143) $ 23 $ — $ (120)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of July 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.IG.42 N/A (1.00)% Quarterly 06/20/2029 $ 8,800 $ (178) $ (9) $ (187)
Total $ (178) $ (9) $ (187)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $4,380.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/12/2025
Maturity 03/11/2025 $ 889 $ — $ 21 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/13/2025
Maturity 03/18/2025 442 — 24 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/18/2025
Maturity 03/21/2025 733 — 75 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
09/17/2024
Maturity 09/20/2024 734 — 75 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.70%
Egypt Treasury Bill, 0.00%,
12/10/2024
Maturity 09/13/2024 741 — 6 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/17/2024
Maturity 12/20/2024 733 — 59 —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 475 — — (24)
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/04/2025
Maturity 03/07/2025 713 — 30 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
09/27/2024
Maturity 09/27/2024 450 — 24 —
JPMorgan Chase IBOXX USD Liquid
Leveraged Loans Total Return
Index
Secured Overnight Financing
Rate + 0.00%
Maturity 09/23/2024 $ 1,340 $ — $ 16 $ —
Total $ — $ 330 $ (24)
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.24)%
Principal Amount
(000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (0.24)%
2.00%, 08/01/2054 $ 1,700 $ 1,367
2.50%, 08/01/2039 3,600 3,309
5.00%, 08/01/2039 1,800 1,805
$ 6,481
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $6,399) $ 6,481
TOTAL SHORT SALES (proceeds $6,399) $ 6,481

Schedule of Investments
Diversified International Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .50 % Shares Held Value (000's)
Money Market Funds - 1 .50%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
83,013,704 $ 83,014
TOTAL INVESTMENT COMPANIES $ 83,014
COMMON STOCKS - 98 .62 % Shares Held Value (000's)
Aerospace & Defense - 3 .00%
Airbus SE 291,962 $ 44,182
BAE Systems PLC 6,259,809 104,401
Thales SA 106,785 16,974
$ 165,557
Apparel - 2 .23%
Hermes International SCA 15,073 32,940
LVMH Moet Hennessy Louis Vuitton SE 51,330 36,206
PRADA SpA 2,392,200 17,246
Samsonite International SA
(c)
12,762,300 36,803
$ 123,195
Automobile Manufacturers - 1 .52%
Daimler Truck Holding AG 139,205 5,374
Toyota Motor Corp 4,104,300 78,847
$ 84,221
Automobile Parts & Equipment - 1 .55%
Bridgestone Corp 394,400 16,081
Toyota Industries Corp 828,200 69,627
$ 85,708
Banks - 13 .08%
AIB Group PLC 11,052,930 63,401
Banco do Brasil SA 5,066,800 23,757
Bank Negara Indonesia Persero Tbk PT 70,653,600 21,639
Bank of Ireland Group PLC 2,690,612 30,471
Bank Rakyat Indonesia Persero Tbk PT 151,020,294 43,455
Credicorp Ltd 97,817 16,691
DBS Group Holdings Ltd 2,003,760 54,910
Erste Group Bank AG 434,384 22,595
FinecoBank Banca Fineco SpA 1,210,317 20,547
Grupo Financiero Banorte SAB de CV 3,095,730 23,247
ICICI Bank Ltd ADR 1,761,790 51,286
Kotak Mahindra Bank Ltd 2,392,125 51,823
National Bank of Greece SA 5,851,620 51,367
NatWest Group PLC 12,598,216 59,772
Nordea Bank Abp 2,218,675 25,981
Piraeus Financial Holdings SA 4,011,826 16,950
PT Bank Central Asia Tbk 30,679,670 19,427
Societe Generale SA 1,561,309 40,496
Swedbank AB 874,461 18,594
UniCredit SpA 1,622,293 66,635
$ 723,044
Beverages - 0 .65%
Arca Continental SAB de CV 1,271,700 12,530
Kweichow Moutai Co Ltd 118,767 23,358
$ 35,888
Biotechnology - 0 .36%
Argenx SE
(d)
39,255 20,071
Building Materials - 2 .31%
Cemex SAB de CV ADR 4,872,709 31,283
CRH PLC 1,131,933 96,278
$ 127,561
Chemicals - 0 .57%
Shin-Etsu Chemical Co Ltd 708,345 31,472
Coal - 1 .50%
Teck Resources Ltd 1,690,400 82,864
Commercial Services - 0 .86%
Localiza Rent a Car SA 3,218,680 24,902
Localiza Rent a Car SA - Rights
(d)
19,721 38
TOPPAN Holdings Inc 802,500 22,700
$ 47,640
Cosmetics & Personal Care - 3 .08%
L'Oreal SA 117,763 50,926
Unilever PLC 1,940,606 119,259
$ 170,185
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .16%
ITOCHU Corp 749,000 $ 38,411
Rexel SA 1,023,323 26,000
$ 64,411
Diversified Financial Services - 0 .86%
Brookfield Asset Management Ltd 377,858 16,492
London Stock Exchange Group PLC 254,309 30,956
$ 47,448
Electric - 0 .93%
Iberdrola SA 3,875,015 51,182
Electrical Components & Equipment - 1 .15%
Schneider Electric SE 262,878 63,363
Electronics - 0 .94%
Halma PLC 476,906 16,324
Hoya Corp 286,760 35,931
$ 52,255
Engineering & Construction - 0 .52%
Kajima Corp 1,485,200 28,699
Entertainment - 0 .83%
Entain PLC 1,995,764 14,666
Universal Music Group NV 1,314,914 31,327
$ 45,993
Food - 0 .79%
Ajinomoto Co Inc 456,000 18,781
Danone SA 386,623 25,117
$ 43,898
Food Service - 0 .50%
Compass Group PLC 892,688 27,490
Healthcare - Products - 0 .74%
Alcon Inc 268,745 25,446
Smith & Nephew PLC 1,065,158 15,352
$ 40,798
Healthcare - Services - 0 .69%
ICON PLC
(d)
115,802 38,034
Home Builders - 1 .56%
Taylor Wimpey PLC 15,998,487 32,800
Vistry Group PLC
(d)
2,990,414 53,263
$ 86,063
Insurance - 7 .21%
AIA Group Ltd 18,643,400 124,703
ASR Nederland NV 341,200 17,143
AXA SA 1,109,922 38,969
Fairfax Financial Holdings Ltd 35,758 42,170
Hannover Rueck SE 221,063 54,888
MS&AD Insurance Group Holdings Inc 1,823,500 42,988
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
72,292 35,606
Sompo Holdings Inc 1,219,800 27,814
Tryg A/S 651,797 14,270
$ 398,551
Internet - 4 .54%
Alibaba Group Holding Ltd 4,081,100 40,159
JD.com Inc 2,647,600 34,910
MercadoLibre Inc
(d)
13,298 22,193
Tencent Holdings Ltd 3,324,600 153,419
$ 250,681
Investment Companies - 0 .40%
EXOR NV 217,276 22,274
Machinery - Construction & Mining - 1 .47%
Mitsubishi Electric Corp 2,846,800 47,433
Weir Group PLC/The 1,286,080 33,572
$ 81,005
Machinery - Diversified - 2 .50%
Atlas Copco AB - A Shares 3,745,157 66,655
Keyence Corp 98,132 42,909
NARI Technology Co Ltd 4,160,436 13,828
THK Co Ltd 785,800 14,836
$ 138,228

Schedule of Investments
Diversified International Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .56%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
381,607 $ 30,861
Mining - 0 .49%
Sandfire Resources Ltd
(d)
4,752,364 27,144
Oil & Gas - 4 .92%
Canadian Natural Resources Ltd 948,200 33,666
Noble Corp PLC 1,113,653 52,587
Shell PLC 2,608,218 95,105
Suncor Energy Inc 1,600,300 63,912
Tourmaline Oil Corp 604,600 26,603
$ 271,873
Oil & Gas Services - 0 .59%
Schlumberger NV 672,010 32,451
Pharmaceuticals - 8 .78%
AstraZeneca PLC 1,055,871 167,747
Novo Nordisk A/S 891,264 118,086
Roche Holding AG 159,002 51,478
Sanofi SA 1,435,170 147,956
$ 485,267
Private Equity - 3 .93%
3i Group PLC 3,078,225 123,839
Brookfield Corp 1,473,831 71,874
Intermediate Capital Group PLC 759,714 21,444
$ 217,157
Retail - 4 .86%
Alimentation Couche-Tard Inc 1,400,992 86,364
Dollarama Inc 607,300 56,932
Industria de Diseno Textil SA 587,349 28,539
MatsukiyoCocokara & Co 1,114,800 18,180
Wal-Mart de Mexico SAB de CV 11,073,590 36,850
Yum China Holdings Inc 1,377,346 41,651
$ 268,516
Semiconductors - 11 .88%
ASM International NV 27,179 18,700
ASML Holding NV 151,439 141,016
Renesas Electronics Corp 2,881,400 49,629
Samsung Electronics Co Ltd 2,630,873 162,226
SK Hynix Inc 291,181 41,762
Socionext Inc 1,771,000 35,763
Taiwan Semiconductor Manufacturing Co Ltd 7,107,544 207,336
$ 656,432
Software - 0 .65%
Dassault Systemes SE 499,665 18,942
Nemetschek SE 175,956 16,806
$ 35,748
Telecommunications - 1 .76%
Deutsche Telekom AG 2,840,280 74,295
Nippon Telegraph & Telephone Corp 21,839,200 23,274
$ 97,569
Toys, Games & Hobbies - 1 .62%
Nintendo Co Ltd 1,619,900 89,513
Transportation - 1 .08%
Canadian Pacific Kansas City Ltd 644,600 54,056
Keisei Electric Railway Co Ltd 187,500 5,608
$ 59,664
TOTAL COMMON STOCKS $ 5,449,974
Total Investments $ 5,532,988
Other Assets and Liabilities -  (0.12)% (6,423)
TOTAL NET ASSETS - 100.00% $ 5,526,565
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $36,803 or 0.67% of net assets.
(d) Non-income producing security

Schedule of Investments
Diversified International Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 61,242 $ 1,000,835 $ 979,063 $ 83,014
$ 61,242 $ 1,000,835 $ 979,063 $ 83,014
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,826 $ — $ — $ —
$ 1,826 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .40 % Shares Held Value (000's)
Money Market Funds - 2 .40%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
123,798 $ 124
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
217,885,023 217,885
$ 218,009
TOTAL INVESTMENT COMPANIES $ 218,009
COMMON STOCKS - 97 .49 % Shares Held Value (000's)
Advertising - 1 .45%
Omnicom Group Inc 1,340,701 $ 131,442
Apparel - 0 .33%
NIKE Inc 401,849 30,082
Automobile Manufacturers - 4 .28%
Cummins Inc 607,598 177,297
PACCAR Inc 2,147,660 211,888
$ 389,185
Automobile Parts & Equipment - 0 .49%
Magna International Inc 996,906 44,233
Banks - 11 .48%
Bank of America Corp 5,079,828 204,768
Citigroup Inc 1,394,143 90,452
JPMorgan Chase & Co 1,184,952 252,158
Morgan Stanley 2,461,072 254,007
PNC Financial Services Group Inc/The 1,333,992 241,586
$ 1,042,971
Beverages - 1 .78%
Coca-Cola Co/The 2,428,101 162,052
Biotechnology - 1 .73%
Corteva Inc 2,796,789 156,900
Building Materials - 3 .40%
Carrier Global Corp 1,426,584 97,165
Trane Technologies PLC 633,664 211,821
$ 308,986
Chemicals - 1 .78%
Air Products and Chemicals Inc 455,386 120,153
PPG Industries Inc 330,884 42,016
$ 162,169
Computers - 1 .88%
Apple Inc 767,654 170,481
Cosmetics & Personal Care - 1 .79%
Procter & Gamble Co/The 1,013,452 162,923
Diversified Financial Services - 2 .84%
BlackRock Inc 238,087 208,683
Nasdaq Inc 724,281 49,020
$ 257,703
Electric - 4 .93%
NextEra Energy Inc 2,495,420 190,625
Sempra 802,293 64,231
WEC Energy Group Inc 1,115,497 96,000
Xcel Energy Inc 1,660,634 96,782
$ 447,638
Food - 0 .92%
Hershey Co/The 190,363 37,593
Hormel Foods Corp 1,421,910 45,657
$ 83,250
Healthcare - Products - 4 .33%
Abbott Laboratories 1,648,754 174,669
Medtronic PLC 1,024,121 82,257
STERIS PLC 573,692 136,975
$ 393,901
Healthcare - Services - 1 .16%
UnitedHealth Group Inc 182,515 105,158
Home Builders - 2 .20%
DR Horton Inc 1,112,709 200,210
Insurance - 3 .99%
Chubb Ltd 823,381 226,973
Fidelity National Financial Inc 2,456,491 136,114
$ 363,087
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .60%
Reliance Inc 178,023 $ 54,219
Lodging - 1 .89%
Hilton Worldwide Holdings Inc 799,641 171,659
Machinery - Diversified - 2 .05%
Deere & Co 501,490 186,544
Media - 1 .19%
Comcast Corp - Class A 2,627,019 108,417
Miscellaneous Manufacturers - 2 .90%
Parker-Hannifin Corp 470,144 263,826
Oil & Gas - 5 .16%
Chevron Corp 564,552 90,594
EOG Resources Inc 1,317,821 167,100
Marathon Petroleum Corp 1,191,020 210,834
$ 468,528
Oil & Gas Services - 0 .58%
Halliburton Co 1,509,640 52,354
Pharmaceuticals - 9 .25%
Becton Dickinson & Co 750,866 181,004
Eli Lilly & Co 28,738 23,113
Merck & Co Inc 1,765,071 199,683
Novartis AG ADR 1,742,506 194,255
Pfizer Inc 2,442,838 74,604
Roche Holding AG ADR
(d)
4,143,630 167,858
$ 840,517
Pipelines - 1 .75%
Enterprise Products Partners LP 5,516,680 159,211
Private Equity - 2 .97%
KKR & Co Inc 2,183,508 269,554
REITs - 3 .69%
Alexandria Real Estate Equities Inc 1,268,889 148,828
Equity LifeStyle Properties Inc 656,759 45,106
Prologis Inc 673,064 84,840
Realty Income Corp 990,856 56,905
$ 335,679
Retail - 4 .10%
Costco Wholesale Corp 295,547 242,940
Starbucks Corp 1,046,290 81,558
Target Corp 318,697 47,935
$ 372,433
Semiconductors - 3 .73%
Microchip Technology Inc 1,793,710 159,246
Taiwan Semiconductor Manufacturing Co Ltd ADR 1,083,615 179,663
$ 338,909
Software - 3 .85%
Fidelity National Information Services Inc 668,548 51,364
Microsoft Corp 364,439 152,463
Salesforce Inc 125,444 32,465
SAP SE ADR 538,136 113,870
$ 350,162
Telecommunications - 1 .89%
BCE Inc 815,146 27,495
T-Mobile US Inc 792,568 144,469
$ 171,964
Transportation - 1 .13%
Expeditors International of Washington Inc 825,976 103,098
TOTAL COMMON STOCKS $ 8,859,445
Total Investments $ 9,077,454
Other Assets and Liabilities -  0.11% 10,304
TOTAL NET ASSETS - 100.00% $ 9,087,758

Schedule of Investments
Equity Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $124 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $122 or 0.00% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 145,357 $ 1,958,238 $ 1,885,710 $ 217,885
$ 145,357 $ 1,958,238 $ 1,885,710 $ 217,885
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 6,078 $ — $ — $ —
$ 6,078 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.36% Shares Held Value (000's)
Money Market Funds - 7.36%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
40,624,359 $ 40,624
TOTAL INVESTMENT COMPANIES $ 40,624
BONDS - 88.77%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.56%
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029
(c)
$ 3,050 $ 3,108
Banks - 9.42%
Banca Comerciala Romana SA
7.63%, 05/19/2027
(d)
EUR 1,300 1,478
3 Month Euro Interbank Offered Rate +
4.54%
Banca Transilvania SA
7.25%, 12/07/2028
(d)
1,725 1,957
Euribor Swap Rate 1 Year + 4.29%
8.88%, 04/27/2027
(d)
2,650 3,032
Euribor Swap Rate 1 Year + 5.58%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(c),(d),(e),(f)
$ 4,050 3,880
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(d),(e),(f)
950 911
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Gospodarstwa Krajowego
5.75%, 07/09/2034
(c)
2,825 2,913
BBVA Bancomer SA/Texas
5.13%, 01/18/2033
(d),(f)
2,225 2,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
8.45%, 06/29/2038
(d),(f)
300 317
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
8.45%, 06/29/2038
(c),(d),(f)
3,575 3,774
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BOI Finance BV
7.50%, 02/16/2027 EUR 2,355 2,388
Ceska sporitelna AS
5.74%, 03/08/2028
(d)
1,700 1,906
3 Month Euro Interbank Offered Rate +
2.35%
HSBC Holdings PLC
6.25%, 03/09/2034
(d)
$ 6,575 6,998
Secured Overnight Financing Rate + 2.39%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(c)
2,225 2,170
JPMorgan Chase Bank NA
0.00%, 03/15/2034
(c),(g)
TRY 1,820,000 2,820
Raiffeisenbank AS
7.13%, 01/19/2026
(d)
EUR 3,200 3,511
3 Month Euro Interbank Offered Rate +
3.93%
Standard Chartered PLC
5.91%, 05/14/2035
(c),(d)
$ 1,400 1,430
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
5.91%, 05/14/2035
(d)
700 715
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
6.10%, 01/11/2035
(c),(d)
4,950 5,166
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
6.10%, 01/11/2035
(d)
1,450 1,508
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Turkiye Vakiflar Bankasi TAO
8.99%, 10/05/2034
(c),(d)
$ 3,050 $ 3,077
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.67%
$ 52,024
Building Materials - 1.48%
Cemex SAB de CV
9.13%, 03/14/2028
(c),(d),(e)
1,075 1,160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
9.13%, 03/14/2028
(d),(e)
1,550 1,672
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
Sisecam UK PLC
8.25%, 05/02/2029
(c)
5,225 5,320
$ 8,152
Chemicals - 1.18%
Sasol Financing USA LLC
8.75%, 05/03/2029
(c)
3,225 3,340
8.75%, 05/03/2029 650 673
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(c)
2,399 2,509
$ 6,522
Commercial Services - 0.26%
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 1,400 1,439
Diversified Financial Services - 0.43%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 2,400 2,364
Electric - 1.01%
Comision Federal de Electricidad
5.00%, 09/29/2036 2,612 2,318
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026 3,450 3,272
$ 5,590
Energy - Alternate Sources - 1.32%
Energo-Pro AS
8.50%, 02/04/2027 2,426 2,428
8.50%, 02/04/2027
(c)
1,725 1,727
FS Luxembourg Sarl
8.88%, 02/12/2031
(c)
3,200 3,140
$ 7,295
Engineering & Construction - 3.15%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(c)
4,600 4,746
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(c)
4,475 4,487
IHS Holding Ltd
5.63%, 11/29/2026 2,450 2,330
IHS Netherlands Holdco BV
8.00%, 09/18/2027 5,975 5,823
$ 17,386
Food - 0.98%
Minerva Luxembourg SA
8.88%, 09/13/2033
(c)
4,600 4,851
8.88%, 09/13/2033 550 580
$ 5,431
Iron & Steel - 0.88%
CSN Inova Ventures
6.75%, 01/28/2028 3,500 3,382
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(g),(h)
200 —
Usiminas International Sarl
5.88%, 07/18/2026 1,500 1,474
$ 4,856

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 1.26%
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(c)
$ 1,575 $ 1,623
9.50%, 10/06/2028
(c)
3,250 3,335
9.50%, 10/06/2028 1,950 2,001
$ 6,959
Oil & Gas - 8.71%
Energean Israel Finance Ltd
5.38%, 03/30/2028
(c)
3,800 3,404
8.50%, 09/30/2033
(c)
3,865 3,687
Leviathan Bond Ltd
6.50%, 06/30/2027
(c)
4,800 4,535
Petroleos de Venezuela SA
0.00%, 05/16/2024
(g)
21,625 2,498
0.00%, 11/15/2026
(g)
2,100 236
Petroleos Mexicanos
6.50%, 03/13/2027 6,850 6,588
6.50%, 01/23/2029 3,300 3,002
6.75%, 09/21/2047 3,900 2,639
7.69%, 01/23/2050 6,475 4,756
Puma International Financing SA
7.75%, 04/25/2029
(c)
5,675 5,748
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 9,015 8,639
Trident Energy Finance PLC
12.50%, 11/30/2029
(c)
2,300 2,390
$ 48,122
Pipelines - 6.14%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 3,826 3,763
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(c)
2,431 2,108
2.16%, 03/31/2034 7,253 6,269
Greensaif Pipelines Bidco Sarl
5.85%, 02/23/2036
(c)
2,000 2,009
6.10%, 08/23/2042
(c)
3,150 3,147
6.13%, 02/23/2038
(c)
3,300 3,389
6.13%, 02/23/2038 3,750 3,838
Southern Gas Corridor CJSC
6.88%, 03/24/2026 9,300 9,379
$ 33,902
Real Estate - 0.36%
Country Garden Holdings Co Ltd
0.00%, 05/27/2025
(g)
350 28
0.00%, 02/06/2026
(g)
3,200 260
0.00%, 04/08/2026
(g)
2,925 238
0.00%, 07/12/2026
(g)
1,450 118
MAF Global Securities Ltd
7.88%, 06/30/2027
(d),(e)
1,325 1,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
$ 1,999
Regional Authority - 0.50%
Provincia de Buenos Aires/Government Bonds
6.37%, 09/01/2037
(i)
6,209 2,741
Sovereign - 46.82%
Angolan Government International Bond
8.00%, 11/26/2029 1,250 1,130
8.25%, 05/09/2028 7,350 6,964
Argentine Republic Government International Bond
0.75%, 07/09/2030
(i)
4,632 2,497
4.12%, 07/09/2035
(i)
5,775 2,410
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 136,300 23,258
Colombia Government International Bond
4.50%, 03/15/2029 $ 8,950 8,273
7.50%, 02/02/2034 2,775 2,813
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Dominican Republic International Bond
4.50%, 01/30/2030 $ 5,550 $ 5,145
10.75%, 06/01/2036
(c)
DOP 184,500 3,175
Ecuador Government International Bond
5.50%, 07/31/2035
(i)
$ 7,250 3,829
6.90%, 07/31/2030
(i)
12,000 8,105
Egypt Government International Bond
5.80%, 09/30/2027 6,875 6,275
7.50%, 01/31/2027 1,900 1,846
8.15%, 11/20/2059 1,800 1,296
8.50%, 01/31/2047 4,375 3,294
8.70%, 03/01/2049 650 500
Gabon Government International Bond
6.63%, 02/06/2031 3,575 2,622
Guatemala Government Bond
4.88%, 02/13/2028 2,000 1,933
5.25%, 08/10/2029 3,325 3,221
6.55%, 02/06/2037
(c),(j)
2,725 2,734
7.05%, 10/04/2032 2,050 2,168
Iraq International Bond
5.80%, 01/15/2028 6,267 5,929
Israel Government International Bond
5.50%, 03/12/2034 7,050 6,882
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 8,175 7,488
6.88%, 10/17/2040 1,325 1,201
Nigeria Government International Bond
6.13%, 09/28/2028 $ 8,750 7,678
Pakistan Government International Bond
6.88%, 12/05/2027 3,475 2,976
7.38%, 04/08/2031 1,000 794
Peru Government Bond
5.40%, 08/12/2034 PEN 27,950 6,661
6.15%, 08/12/2032 12,800 3,325
Peruvian Government International Bond
6.90%, 08/12/2037 21,100 5,485
7.60%, 08/12/2039
(c)
41,150 11,244
Republic of Poland Government International Bond
5.13%, 09/18/2034 $ 3,875 3,888
5.50%, 03/18/2054 6,425 6,336
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 122,100 5,230
8.88%, 02/28/2035 364,000 17,402
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(c)
$ 4,225 4,140
7.85%, 10/12/2028
(c)
1,275 1,314
7.85%, 10/12/2028 200 206
Romanian Government International Bond
5.25%, 05/30/2032
(c)
EUR 3,450 3,702
6.38%, 01/30/2034
(c)
$ 6,876 7,013
Serbia International Bond
6.00%, 06/12/2034
(c)
5,350 5,330
Slovenia Government International Bond
5.00%, 09/19/2033 8,300 8,372
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(c),(g)
2,700 865
0.00%, 06/24/2030
(g)
5,489 1,755
Tunisian Republic
6.38%, 07/15/2026 EUR 7,650 7,350
Turkiye Government Bond
31.08%, 11/08/2028 TRY 194,160 6,099
37.00%, 02/18/2026 316,300 9,360
Ukraine Government International Bond
0.00%, 09/01/2026
(g)
$ 975 329
0.00%, 09/01/2027
(g)
3,100 1,017
0.00%, 09/01/2029
(g)
12,075 3,886
0.00%, 05/21/2031
(g)
600 183
0.00%, 08/01/2041
(g),(i)
3,000 1,840

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
(continued)
7.75%, 09/01/2025 $ 1,650 $ 600
Zambia Government International Bond
0.50%, 12/31/2053
(c)
4,800 2,418
0.50%, 12/31/2053 3,988 2,009
5.75%, 06/30/2033
(c),(i)
1,163 1,018
5.75%, 06/30/2033
(i)
4,248 3,717
$ 258,530
Supranational Bank - 2.88%
Asian Development Bank
6.72%, 02/08/2028 INR 188,200 2,244
European Bank for Reconstruction & Development
6.30%, 10/26/2027 536,000 6,286
Inter-American Development Bank
5.70%, 11/12/2024 142,000 1,683
7.00%, 01/25/2029 120,000 1,402
International Bank for Reconstruction &
Development
6.85%, 04/24/2028 180,000 2,144
7.05%, 07/22/2029 181,000 2,174
$ 15,933
Transportation - 0.51%
Transnet SOC Ltd
8.25%, 02/06/2028 $ 2,775 2,814
Water - 0.92%
Aegea Finance Sarl
9.00%, 01/20/2031
(c)
2,750 2,901
9.00%, 01/20/2031 250 264
Georgia Global Utilities JSC
8.88%, 07/25/2029
(c)
1,900 1,907
$ 5,072
TOTAL BONDS $ 490,239
Total Investments $ 530,863
Other Assets and Liabilities -  3.87% 21,367
TOTAL NET ASSETS - 100.00% $ 552,230
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $142,754 or 25.85% of net assets.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $10,955 or 1.98% of net assets.
(g) Non-income producing security
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security purchased on a when-issued basis.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 56,782 $ 367,296 $ 383,454 $ 40,624
$ 56,782 $ 367,296 $ 383,454 $ 40,624
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,518 $ — $ — $ —
$ 1,518 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; September 2024 Long 843 $ 90,952 $ 1,103
Total $ 1,103
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 08/15/2024 EUR 450 $ 490 $ — $ (3)
Citigroup Inc 08/15/2024 $ 35,773 EUR 33,000 38 —
Citigroup Inc 08/23/2024 BRL 28,000 $ 4,943 — (3)
Citigroup Inc 08/23/2024 COP 33,300,000 $ 8,282 — (79)
Citigroup Inc 08/23/2024 EUR 13,100 $ 14,225 — (35)
Citigroup Inc 08/23/2024 TRY 188,500 $ 5,257 296 —
Citigroup Inc 08/23/2024 $ 28,449 EUR 26,200 68 —

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 08/23/2024 $ 8,271 COP 33,300,000 $ 68 $ —
Citigroup Inc 08/23/2024 $ 15,267 BRL 85,700 146 —
Citigroup Inc 08/23/2024 $ 27,190 CNH 197,910 — (256)
Citigroup Inc 08/23/2024 $ 9,669 TRY 329,600 — (42)
HSBC Securities Inc 08/15/2024 EUR 1,475 $ 1,602 — (4)
HSBC Securities Inc 08/15/2024 $ 1,171 EUR 1,075 7 —
HSBC Securities Inc 08/23/2024 MXN 51,800 $ 2,761 10 —
HSBC Securities Inc 08/23/2024 $ 754 TRY 26,680 — (32)
HSBC Securities Inc 08/23/2024 $ 27,031 PEN 101,500 — (212)
JPMorgan Chase 08/23/2024 EUR 13,100 $ 14,225 — (34)
JPMorgan Chase 08/23/2024 HUF 4,000,000 $ 11,050 — (64)
JPMorgan Chase 08/23/2024 MXN 207,300 $ 10,977 113 —
JPMorgan Chase 08/23/2024 PLN 65,800 $ 16,661 — (60)
JPMorgan Chase 08/23/2024 TRY 234,700 $ 6,451 463 —
JPMorgan Chase 08/23/2024 $ 12,119 ZAR 222,100 — (58)
Total $ 1,209 $ (882)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.34% (1.00)% Quarterly 12/20/2025 $ 3,350 $ (20) $ (10) $ — $ (30)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.34% (1.00)% Quarterly 12/20/2025 3,800 (29) (5) — (34)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.34% (1.00)% Quarterly 12/20/2025 3,300 (18) (11) — (29)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.34% (1.00)% Quarterly 12/20/2025 7,350 (56) (9) — (65)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.34% (1.00)% Quarterly 12/20/2025 4,700 (22) (20) — (42)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.34% (1.00)% Quarterly 12/20/2025 500 (3) (1) — (4)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.34% (1.00)% Quarterly 12/20/2025 500 (3) (1) — (4)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.27% (1.00)% Quarterly 12/20/2025 3,350 (19) (14) — (33)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.27% (1.00)% Quarterly 12/20/2025 3,300 (19) (14) — (33)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.27% (1.00)% Quarterly 12/20/2025 3,350 (15) (18) — (33)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.27% (1.00)% Quarterly 12/20/2025 500 (3) (2) — (5)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.27% (1.00)% Quarterly 12/20/2025 3,500 (27) (7) — (34)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.27% (1.00)% Quarterly 12/20/2025 7,300 (57) (15) — (72)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.27% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.33% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.33% (1.00)% Quarterly 12/20/2025 3,350 (19) (11) — (30)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.33% (1.00)% Quarterly 12/20/2025 7,000 (55) (9) — (64)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.33% (1.00)% Quarterly 12/20/2025 3,300 (19) (11) — (30)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.33% (1.00)% Quarterly 12/20/2025 $ 3,100 $ (24) $ (4) $ — $ (28)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.33% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.33% (1.00)% Quarterly 12/20/2025 2,000 (9) (9) — (18)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.31% (1.00)% Quarterly 12/20/2025 3,350 (15) (16) — (31)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.31% (1.00)% Quarterly 12/20/2025 3,300 (19) (12) — (31)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.31% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.31% (1.00)% Quarterly 12/20/2025 3,500 (27) (6) — (33)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.31% (1.00)% Quarterly 12/20/2025 500 (3) (2) — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.31% (1.00)% Quarterly 12/20/2025 7,300 (56) (12) — (68)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.31% (1.00)% Quarterly 12/20/2025 3,350 (19) (12) — (31)
Total $ (572) $ (235) $ — $ (807)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of July 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.42 N/A (5.00)% Quarterly 06/20/2029 $ 15,800 $ (901) $ (169) $ (1,070)
ITRX.41 N/A (5.00)% Quarterly 06/20/2029 EUR 29,600 (2,116) (607) (2,723)
Total $ (3,017) $ (776) $ (3,793)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month KRW Certificate of Deposit Pay 3.17% Quarterly Quarterly N/A 09/19/2029 KRW 47,000,000 $ 408 $ — $ 408
3 Month KRW Certificate of Deposit Receive 3.17% Quarterly Quarterly N/A 09/19/2029 23,500,000 (56) (148) (204)
3 Month KRW Certificate of Deposit Receive 3.17% Quarterly Quarterly N/A 09/19/2029 23,500,000 (36) (168) (204)
MXN TIIE Banxico Pay 10.22% Monthly Monthly N/A 06/17/2026 MXN 1,024,000 91 (12) 79
MXN TIIE Banxico Pay 10.22% Monthly Monthly N/A 06/17/2026 574,000 34 11 45
Total $ 441 $ (317) $ 124
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nig eria Government Treasury
Bill, 0.00%, 03/12/2025
Maturity 03/11/2025 $ 1,550 $ — $ 37 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/13/2025
Maturity 03/18/2025 1,278 — 69 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/18/2025
Maturity 03/21/2025 2,116 — 218 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
09/17/2024
Maturity 09/20/2024 2,118 — 215 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/17/2024
Maturity 12/20/2024 2,115 — 169 —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 1,366 — — (67)
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/04/2025
Maturity 03/07/2025 2,071 — 85 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
09/27/2024
Maturity 09/27/2024 1,274 — 69 —
Total $ — $ 862 $ (67)
Amounts in thousands.

Schedule of Investments
Global Emerging Markets Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .85 % Shares Held Value (000's)
Money Market Funds - 1 .85%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
4,875,071 $ 4,875
TOTAL INVESTMENT COMPANIES $ 4,875
COMMON STOCKS - 98 .68 % Shares Held Value (000's)
Aerospace & Defense - 1 .16%
Korea Aerospace Industries Ltd 48,206 $ 2,004
LIG Nex1 Co Ltd 7,198 1,046
$ 3,050
Agriculture - 0 .29%
Muyuan Foods Co Ltd
(c)
124,400 753
Automobile Manufacturers - 2 .62%
BYD Co Ltd 93,500 2,768
Kia Corp 17,456 1,432
Maruti Suzuki India Ltd 17,213 2,701
$ 6,901
Automobile Parts & Equipment - 0 .74%
Fuyao Glass Industry Group Co Ltd
(d)
185,600 970
Weichai Power Co Ltd 615,000 984
$ 1,954
Banks - 11 .30%
Bank Rakyat Indonesia Persero Tbk PT 7,809,982 2,247
China Construction Bank Corp 2,771,000 1,935
Grupo Financiero Banorte SAB de CV 235,400 1,768
HDFC Bank Ltd 239,646 4,631
ICICI Bank Ltd 327,083 4,768
Kotak Mahindra Bank Ltd 191,784 4,155
National Bank of Greece SA 362,559 3,183
PT Bank Central Asia Tbk 2,824,100 1,788
Saudi National Bank/The 416,122 4,204
Vietnam Technological & Commercial Joint Stock
Bank
1,199,000 1,105
$ 29,784
Beverages - 2 .25%
Arca Continental SAB de CV 142,000 1,399
China Resources Beer Holdings Co Ltd 170,500 530
Ichitan Group PCL 1,987,700 899
Tsingtao Brewery Co Ltd 138,000 882
Varun Beverages Ltd 117,813 2,223
$ 5,933
Building Materials - 2 .42%
Cemex SAB de CV 3,456,614 2,219
Voltas Ltd 226,786 4,174
$ 6,393
Chemicals - 0 .28%
Orbia Advance Corp SAB de CV 570,000 736
Coal - 0 .41%
Exxaro Resources Ltd 100,522 1,077
Commercial Services - 2 .38%
Humansoft Holding Co KSC 130,733 1,127
JSW Infrastructure Ltd 451,246 1,835
Localiza Rent a Car SA 117,400 908
Localiza Rent a Car SA - Rights
(c)
1,186 3
MegaStudyEdu Co Ltd 19,192 730
New Oriental Education & Technology Group Inc
(c)
149,100 965
Santos Brasil Participacoes SA 305,589 713
$ 6,281
Computers - 1 .46%
Elm Co 3,249 793
Globant SA
(c)
5,069 987
Quanta Computer Inc 243,000 2,070
$ 3,850
Distribution & Wholesale - 0 .68%
AKR Corporindo Tbk PT 13,717,200 1,279
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
331,929 505
$ 1,784
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 4 .38%
Bajaj Finance Ltd 22,713 $ 1,851
Banco BTG Pactual SA 232,850 1,338
CreditAccess Grameen Ltd 109,742 1,743
Fubon Financial Holding Co Ltd 833,139 2,256
Intercorp Financial Services Inc 23,443 533
Jio Financial Services Ltd
(c)
113,477 447
KB Financial Group Inc 52,080 3,367
$ 11,535
Electric - 1 .44%
Adani Energy Solutions Ltd
(c)
80,882 1,099
China Longyuan Power Group Corp Ltd 798,000 716
Emirates Central Cooling Systems Corp 2,641,968 1,187
NTPC Ltd 160,262 798
$ 3,800
Electrical Components & Equipment - 0 .79%
Delta Electronics Inc 162,000 2,081
Electronics - 1 .82%
Advanced Energy Solution Holding Co Ltd 33,000 529
Avalon Technologies Ltd
(c),(d)
168,059 1,050
E Ink Holdings Inc 164,000 1,353
Lotes Co Ltd 15,830 682
Voltronic Power Technology Corp 21,000 1,195
$ 4,809
Engineering & Construction - 1 .45%
Cury Construtora e Incorporadora SA 220,500 868
L&T Technology Services Ltd
(d)
22,096 1,382
Samsung E&A Co Ltd
(c)
75,175 1,570
$ 3,820
Food - 2 .37%
Bid Corp Ltd 52,599 1,311
Indofood Sukses Makmur Tbk PT 1,508,700 568
LT Foods Ltd 293,707 1,030
Nestle India Ltd 43,664 1,283
SM Investments Corp 77,835 1,213
Want Want China Holdings Ltd 1,391,000 835
$ 6,240
Forest Products & Paper - 0 .70%
Suzano SA 195,200 1,848
Gas - 1 .48%
ENN Natural Gas Co Ltd 358,379 973
Indraprastha Gas Ltd 448,491 2,941
$ 3,914
Healthcare - Products - 0 .55%
Pegavision Corp 64,000 820
Universal Vision Biotechnology Co Ltd 91,000 622
$ 1,442
Healthcare - Services - 0 .61%
Bangkok Dusit Medical Services PCL 1,584,600 1,167
Hygeia Healthcare Holdings Co Ltd
(c),(d)
163,600 441
$ 1,608
Home Furnishings - 0 .49%
Gree Electric Appliances Inc of Zhuhai 231,900 1,285
Insurance - 3 .30%
AIA Group Ltd 382,600 2,559
China Pacific Insurance Group Co Ltd 714,200 1,899
Max Financial Services Ltd
(c)
92,616 1,232
PICC Property & Casualty Co Ltd 942,000 1,235
Qualitas Controladora SAB de CV 192,100 1,773
$ 8,698
Internet - 13 .38%
Alibaba Group Holding Ltd 762,824 7,506
IndiaMart InterMesh Ltd
(d)
37,008 1,304
JD.com Inc 179,950 2,373
Meituan
(c),(d)
103,500 1,433
MercadoLibre Inc
(c)
679 1,133
Naspers Ltd 14,290 2,765
PDD Holdings Inc ADR
(c)
16,788 2,164
Tencent Holdings Ltd 294,700 13,599

Schedule of Investments
Global Emerging Markets Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Tencent Music Entertainment Group ADR 93,109 $ 1,320
Tongcheng Travel Holdings Ltd 280,000 488
Trip.com Group Ltd ADR
(c)
27,642 1,176
$ 35,261
Iron & Steel - 0 .38%
Severstal PAO
(c)
31,471 —
Ternium SA ADR 28,866 1,001
$ 1,001
Leisure Products & Services - 1 .11%
Bajaj Auto Ltd 13,979 1,615
Leejam Sports Co JSC 12,516 667
Yadea Group Holdings Ltd
(d)
480,000 647
$ 2,929
Machinery - Diversified - 0 .51%
WEG SA 151,100 1,350
Metal Fabrication & Hardware - 0 .51%
APL Apollo Tubes Ltd 75,583 1,344
Mining - 2 .31%
Aluminum Corp of China Ltd 1,510,000 845
Gold Fields Ltd 126,194 2,197
Impala Platinum Holdings Ltd 207,152 1,064
Ivanhoe Mines Ltd
(c)
52,700 689
Polyus PJSC
(c)
343 —
Shandong Gold Mining Co Ltd
(d)
623,500 1,292
$ 6,087
Miscellaneous Manufacturers - 0 .70%
Escorts Kubota Ltd 21,423 1,069
Zhuzhou CRRC Times Electric Co Ltd 210,600 777
$ 1,846
Oil & Gas - 3 .06%
Geopark Ltd 102,351 1,002
PRIO SA/Brazil 145,900 1,239
Reliance Industries Ltd 86,698 3,126
Saudi Arabian Oil Co
(d)
203,690 1,498
Thai Oil PCL 848,100 1,201
$ 8,066
Pharmaceuticals - 1 .17%
Caplin Point Laboratories Ltd 52,591 991
Grand Pharmaceutical Group Ltd 845,000 482
Richter Gedeon Nyrt 32,914 938
Simcere Pharmaceutical Group Ltd
(d)
999,000 686
$ 3,097
Real Estate - 0 .79%
China Overseas Land & Investment Ltd 423,000 684
China Resources Land Ltd 281,500 841
Sun Hung Kai Properties Ltd 63,500 550
$ 2,075
Retail - 2 .58%
El Puerto de Liverpool SAB de CV 130,458 924
Jumbo SA 26,078 699
Mavi Giyim Sanayi Ve Ticaret AS
(d)
453,296 1,543
Mitra Adiperkasa Tbk PT 8,749,600 781
Wal-Mart de Mexico SAB de CV 549,500 1,828
Yum China Holdings Inc 33,950 1,025
$ 6,800
Semiconductors - 22 .99%
Alchip Technologies Ltd 16,000 1,303
ASML Holding NV - NY Reg Shares 1,693 1,586
ASMPT Ltd 77,800 813
ASPEED Technology Inc 11,000 1,386
Hana Materials Inc 16,859 622
MediaTek Inc 71,000 2,704
Novatek Microelectronics Corp 46,300 747
Parade Technologies Ltd 23,000 522
Samsung Electronics Co Ltd 262,851 16,208
SK Hynix Inc 31,313 4,491
Taiwan Semiconductor Manufacturing Co Ltd 1,035,685 30,212
$ 60,594
COMMON STOCKS (continued) Shares Held Value (000’s)
Shipbuilding - 0 .67%
Yangzijiang Shipbuilding Holdings Ltd 881,300 $ 1,777
Software - 1 .03%
NetEase Inc 147,025 2,712
Telecommunications - 0 .72%
Accton Technology Corp 76,000 1,191
ZTE Corp 317,800 712
$ 1,903
Textiles - 0 .22%
SLC Agricola SA 186,806 593
Transportation - 0 .59%
Blue Dart Express Ltd 8,371 818
Tsakos Energy Navigation Ltd 28,354 735
$ 1,553
Water - 0 .59%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
100,300 1,561
TOTAL COMMON STOCKS $ 260,125
PREFERRED STOCKS - 1 .62 % Shares Held Value (000's)
Automobile Manufacturers - 0 .58%
Hyundai Motor Co 16,666.67% 12,603 $ 1,532
Diversified Financial Services - 0 .01%
Fubon Financial Holding Co Ltd 1.80% 20,961 32
Oil & Gas - 1 .03%
Petroleo Brasileiro SA 1.79% 411,800 2,713
TOTAL PREFERRED STOCKS $ 4,277
Total Investments $ 269,277
Other Assets and Liabilities -  (2.15)% (5,658)
TOTAL NET ASSETS - 100.00% $ 263,619
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,246 or 4.65% of net assets.

Schedule of Investments
Global Emerging Markets Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 8,768 $ 66,690 $ 70,583 $ 4,875
$ 8,768 $ 66,690 $ 70,583 $ 4,875
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 179 $ — $ — $ —
$ 179 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .52 % Shares Held Value (000's)
Money Market Funds - 0 .52%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
9,538,360 $ 9,538
TOTAL INVESTMENT COMPANIES $ 9,538
COMMON STOCKS - 99 .28 % Shares Held Value (000's)
Engineering & Construction - 0 .54%
Cellnex Telecom SA - Rights
(c),(d)
287,600 $ 10,030
Entertainment - 0 .37%
Marriott Vacations Worldwide Corp 79,979 6,765
Real Estate - 9 .47%
Fastighets AB Balder
(c)
1,970,021 14,528
Mitsubishi Estate Co Ltd 1,705,500 29,068
Mitsui Fudosan Co Ltd 4,698,679 48,678
Sun Hung Kai Properties Ltd 2,129,500 18,438
Vonovia SE 1,306,887 40,070
Wharf Real Estate Investment Co Ltd 2,191,000 5,386
Wihlborgs Fastigheter AB 1,828,391 18,520
$ 174,688
REITs - 88 .39%
Advance Residence Investment Corp 1,885 3,955
Agree Realty Corp 253,815 17,506
Alexandria Real Estate Equities Inc 321,687 37,731
Allied Properties Real Estate Investment Trust 882,094 10,574
American Homes 4 Rent 1,152,761 41,603
American Tower Corp 166,084 36,605
Americold Realty Trust Inc 1,053,346 31,484
AvalonBay Communities Inc 329,120 67,443
Big Yellow Group PLC 575,307 8,947
Broadstone Net Lease Inc 1,074,470 18,706
Canadian Apartment Properties REIT 471,341 16,387
CapitaLand Integrated Commercial Trust 11,472,118 17,920
COPT Defense Properties 190,267 5,512
Cousins Properties Inc 555,594 15,284
Daiwa House REIT Investment Corp 6,855 11,032
Digital Realty Trust Inc 234,717 35,088
Equinix Inc 125,346 99,053
Equity Residential 535,815 37,309
Essex Property Trust Inc 112,451 31,302
Extra Space Storage Inc 437,337 69,808
Gaming and Leisure Properties Inc 483,071 24,250
Gecina SA 129,223 12,811
GLP J-Reit 12,534 10,981
Goodman Group 2,617,115 60,419
Healthcare Realty Trust Inc 824,523 14,586
InterRent Real Estate Investment Trust 833,920 7,701
Invincible Investment Corp 18,448 8,356
Invitation Homes Inc 1,476,546 52,078
Japan Hotel REIT Investment Corp 22,410 11,447
Kilroy Realty Corp 325,767 12,044
Klepierre SA 993,419 28,446
Lineage Inc
(c)
90,437 7,948
Link REIT 6,504,944 27,444
Mapletree Industrial Trust 9,893,000 17,165
Mapletree Logistics Trust 12,431,911 12,053
Merlin Properties Socimi SA 1,644,633 18,781
National Storage REIT 6,804,117 11,042
Nippon Accommodations Fund Inc 1,232 5,272
Nippon Building Fund Inc 3,875 14,955
Nippon Prologis REIT Inc 5,636 9,312
NNN REIT Inc 421,434 18,918
Prologis Inc 734,430 92,575
Prologis Property Mexico SA de CV 1,156,093 3,862
Regency Centers Corp 534,789 36,013
Retail Opportunity Investments Corp 997,672 14,915
Rexford Industrial Realty Inc 772,801 38,725
Ryman Hospitality Properties Inc 190,168 19,114
Sabra Health Care REIT Inc 1,342,697 21,792
Safestore Holdings PLC 1,367,794 14,213
Saul Centers Inc 78,205 3,093
Scentre Group 3,385,076 7,719
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Segro PLC 3,806,183 $ 44,801
Sekisui House Reit Inc 21,719 11,477
Stockland 8,692,356 26,254
Sun Communities Inc 262,028 33,207
Terreno Realty Corp 216,933 14,840
Unibail-Rodamco-Westfield 213,669 15,978
UNITE Group PLC/The 1,430,977 17,540
Ventas Inc 1,286,919 70,060
VICI Properties Inc 1,676,926 52,421
Welltower Inc 842,305 93,706
$ 1,631,563
Telecommunications - 0 .51%
NEXTDC Ltd
(c)
857,489 9,443
TOTAL COMMON STOCKS $ 1,832,489
Total Investments $ 1,842,027
Other Assets and Liabilities -  0.20% 3,781
TOTAL NET ASSETS - 100.00% $ 1,845,808
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,030 or 0.54% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 2 $ 275,794 $ 266,258 $ 9,538
$ 2 $ 275,794 $ 266,258 $ 9,538
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 434 $ — $ — $ —
$ 434 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .74 % Shares Held Value (000's)
Money Market Funds - 0 .74%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
5,105,369 $ 5,105
TOTAL INVESTMENT COMPANIES $ 5,105
BONDS - 31 .33%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 11 .29%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 $ 417 $ 417
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 3,281 3,292
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 3,000 3,004
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 6,500 6,515
BofA Auto Trust 2024-1
5.57%, 12/15/2026
(c)
4,570 4,580
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 5,200 5,205
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(c)
5,202 5,205
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(c)
5,550 5,552
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 2,294 2,296
GM Financial Automobile Leasing Trust 2023-3
5.79%, 01/20/2026 3,105 3,105
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 4,831 4,828
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 4,755 4,770
Santander Drive Auto Receivables Trust 2022-7
5.75%, 04/15/2027 4,127 4,128
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 2,047 2,048
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 4,366 4,371
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(c)
5,925 5,941
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(c)
4,779 4,778
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
4,300 4,302
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 3,362 3,364
$ 77,701
Credit Card Asset Backed Securities - 9 .25%
American Express Credit Account Master Trust
0.90%, 11/15/2026 6,144 6,062
3.39%, 05/15/2027 6,600 6,509
BA Credit Card Trust
3.53%, 11/15/2027 5,000 4,931
Barclays Dryrock Issuance Trust
0.63%, 07/15/2027 2,935 2,918
3.07%, 02/15/2028 5,635 5,546
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 7,500 7,405
2.80%, 03/15/2027 7,100 6,992
3.49%, 05/15/2027 6,701 6,611
Discover Card Execution Note Trust
1.96%, 02/15/2027 4,000 3,928
3.32%, 05/15/2027 5,931 5,846
3.56%, 07/15/2027 7,050 6,948
$ 63,696
Mortgage Backed Securities - 8 .78%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(c),(d)
3,233 3,188
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CSMC Trust 2015-1
3.90%, 01/25/2045
(c),(d)
$ 2,453 $ 2,325
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,408 192
Fannie Mae REMICS
0.54%, 09/25/2046
(e)
11,042 1,245
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.54%, 10/25/2049
(e)
11,689 1,434
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.54%, 05/25/2050
(e)
13,161 1,511
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.59%, 08/25/2049
(e)
18,387 2,071
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.59%, 09/25/2049
(e)
5,088 604
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.59%, 11/25/2049
(e)
8,683 1,040
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.60%, 06/25/2045
(e)
4,260 215
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
0.61%, 06/25/2050
(e)
7,576 902
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
0.69%, 09/25/2047
(e)
16,640 2,102
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.24%, 12/25/2042
(e)
6,639 920
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
2.50%, 02/25/2028
(e)
2,001 58
3.00%, 07/25/2032
(e)
3,135 200
3.00%, 10/25/2040
(e)
1,049 25
3.00%, 04/25/2042 541 523
3.00%, 05/25/2048 767 671
3.00%, 01/25/2051
(e)
11,473 1,942
3.50%, 02/25/2036
(e)
2,179 189
3.50%, 02/25/2043
(e)
894 18
3.50%, 02/25/2043 137 135
3.50%, 07/25/2043
(e)
3,311 229
3.50%, 08/25/2045 719 710
7.00%, 04/25/2032 266 275
Freddie Mac REMICS
0.59%, 09/25/2049
(e)
16,806 2,076
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.59%, 10/25/2049
(e)
13,340 1,550
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.59%, 11/25/2049
(e)
5,810 709
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.59%, 03/25/2050
(e)
9,881 1,132
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.64%, 08/25/2050
(e)
8,136 999
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 796 734
4.00%, 11/15/2042
(e)
1,304 180
4.00%, 11/15/2045 553 534
6.50%, 08/15/2027 9 9

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae
0.64%, 03/20/2044
(e)
$ 4,238 $ 435
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.64%, 06/20/2046
(e)
1,962 240
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.64%, 08/20/2047
(e)
10,423 1,266
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.74%, 10/20/2045
(e)
4,494 546
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.74%, 11/20/2047
(e)
3,225 423
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.84%, 08/20/2050
(e)
11,394 1,579
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.84%, 07/20/2051
(e)
8,162 1,120
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.84%, 08/20/2051
(e)
9,446 1,289
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(e)
6,495 927
3.00%, 11/20/2050
(e)
11,502 1,813
3.00%, 11/20/2050
(e)
18,193 2,879
3.00%, 12/20/2050
(e)
7,399 1,172
3.50%, 10/20/2049
(e)
10,952 1,960
4.00%, 04/20/2044
(e)
1,325 84
4.00%, 01/20/2046
(e)
1,228 59
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
606 545
New Residential Mortgage Loan Trust 2015-2
5.36%, 08/25/2055
(c),(d)
3,024 2,941
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(c),(d)
1,881 1,476
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
895 863
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
1,810 1,671
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(c),(d)
189 169
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
6,322 6,346
$ 60,450
Other Asset Backed Securities - 2 .01%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(c)
3,384 3,334
Verizon Master Trust
1.53%, 07/20/2028 6,775 6,651
4.89%, 04/13/2028 3,900 3,889
$ 13,874
TOTAL BONDS $ 215,721
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 91 .96%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 5 .40%
3.00%, 04/01/2035 $ 705 $ 666
3.00%, 03/01/2037 1,561 1,462
3.00%, 10/01/2042 2,837 2,578
3.00%, 05/01/2043 1,040 944
3.00%, 07/01/2045 2,574 2,319
3.00%, 10/01/2046 3,714 3,340
3.50%, 11/01/2026 265 259
3.50%, 02/01/2032 1,021 989
3.50%, 04/01/2032 976 946
3.50%, 04/01/2042 2,390 2,240
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 07/01/2042 $ 3,013 $ 2,824
3.50%, 08/01/2043 1,977 1,853
3.50%, 02/01/2044 2,055 1,923
3.50%, 11/01/2046 1,779 1,652
4.00%, 12/01/2041 1,729 1,681
4.00%, 07/01/2042 1,442 1,402
4.00%, 09/15/2042 497 483
4.00%, 10/01/2045 3,044 2,954
4.50%, 04/01/2041 1,813 1,801
5.00%, 10/01/2025 3 3
5.00%, 12/01/2032 8 8
5.00%, 02/01/2033 106 107
5.00%, 01/01/2034 1,124 1,137
5.00%, 05/01/2034 21 23
5.00%, 07/01/2035 11 11
5.00%, 10/01/2035 2 2
5.00%, 11/01/2035 106 107
5.00%, 07/01/2044 908 921
5.00%, 03/01/2048 1,722 1,733
5.50%, 10/01/2033 5 5
5.50%, 12/01/2033 93 95
5.50%, 07/01/2037 6 6
5.50%, 04/01/2038 2 3
5.50%, 05/01/2038 10 10
6.00%, 05/01/2031 24 24
6.00%, 02/01/2032 5 5
6.00%, 11/01/2033 120 123
6.00%, 09/01/2034 20 20
6.00%, 02/01/2035 10 10
6.00%, 10/01/2036 14 14
6.00%, 03/01/2037 36 37
6.00%, 05/01/2037 54 57
6.00%, 03/01/2038 19 20
6.00%, 04/01/2038 29 30
6.00%, 07/01/2038 52 53
6.00%, 10/01/2038 27 28
6.50%, 03/01/2029 8 8
6.50%, 04/01/2031 22 23
6.50%, 10/01/2031 16 16
6.50%, 02/01/2032 2 3
6.50%, 04/01/2032 2 4
7.00%, 01/01/2028 36 38
7.00%, 06/01/2029 16 16
7.00%, 04/01/2031 13 13
7.00%, 10/01/2031 30 31
7.00%, 04/01/2032 44 46
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 2 2
8.50%, 07/01/2029 42 42
$ 37,152
Federal National Mortgage Association (FNMA) - 0 .42%
3.00%, 04/01/2043 2,619 2,346
5.50%, 05/01/2033 33 33
5.94%, 12/01/2033 12 12
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.69%
6.00%, 01/01/2032 49 49
6.00%, 04/01/2033 59 59
6.00%, 09/01/2034 129 130
6.50%, 06/01/2031 23 24
6.50%, 11/01/2032 144 145
6.50%, 11/01/2032 54 54
7.00%, 08/01/2028 11 12
7.00%, 12/01/2028 16 16
7.00%, 07/01/2029 11 11
7.00%, 07/01/2032 12 11
7.50%, 12/01/2024 3 3

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
7.50%, 02/01/2030 $ 4 $ 4
$ 2,909
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 57 .82%
2.00%, 03/01/2051 11,982 9,836
2.00%, 11/01/2051 3,838 3,097
2.00%, 11/01/2051 9,905 8,110
2.00%, 12/01/2051 16,596 13,583
2.00%, 12/01/2051 17,053 13,957
2.00%, 01/01/2052 14,256 11,622
2.00%, 01/01/2052 11,352 9,314
2.00%, 02/01/2052 10,915 9,033
2.00%, 02/01/2052 13,440 10,980
2.50%, 02/01/2051 7,648 6,566
2.50%, 07/01/2051 11,217 9,542
2.50%, 10/01/2051 11,726 9,942
2.50%, 11/01/2051 5,635 4,810
2.50%, 12/01/2051 5,850 4,988
2.50%, 12/01/2051 12,672 10,909
2.50%, 01/01/2052 12,134 10,406
2.50%, 02/01/2052 11,760 10,020
3.00%, 08/01/2031 2,264 2,174
3.00%, 10/01/2036 2,378 2,220
3.00%, 01/01/2043 2,337 2,119
3.00%, 07/01/2045 1,097 986
3.00%, 01/01/2046 2,407 2,165
3.00%, 07/01/2046 2,657 2,381
3.00%, 10/01/2046 3,092 2,772
3.00%, 12/01/2046 3,297 2,952
3.00%, 07/01/2050 5,224 4,629
3.00%, 08/01/2050 4,250 3,766
3.00%, 09/01/2050 6,872 6,109
3.00%, 03/01/2052 3,644 3,227
3.50%, 08/01/2031 1,269 1,236
3.50%, 06/01/2039 1,206 1,142
3.50%, 06/01/2042 942 881
3.50%, 11/01/2042 1,856 1,738
3.50%, 02/01/2043 887 831
3.50%, 05/01/2043 1,292 1,209
3.50%, 03/01/2045 1,931 1,804
3.50%, 09/01/2045 1,871 1,747
3.50%, 11/01/2048 6,269 5,855
3.50%, 12/01/2049 995 922
3.50%, 03/01/2050 7,775 7,299
4.00%, 01/01/2034 376 369
4.00%, 10/01/2037 1,574 1,538
4.00%, 09/01/2040 804 776
4.00%, 02/01/2042 777 753
4.00%, 03/01/2043 1,171 1,131
4.00%, 08/01/2044 1,517 1,472
4.00%, 11/01/2044 1,226 1,189
4.00%, 07/01/2045 2,008 1,949
4.00%, 08/01/2045 2,231 2,165
4.00%, 08/01/2046 3,514 3,380
4.00%, 07/01/2047 3,262 3,155
4.00%, 02/01/2048 2,791 2,683
4.00%, 07/01/2052 2,671 2,503
4.50%, 09/01/2025 50 49
4.50%, 08/01/2039 1,010 1,002
4.50%, 10/01/2044 1,414 1,403
4.50%, 12/01/2044 2,969 2,947
4.50%, 05/01/2045 1,363 1,351
4.50%, 09/01/2045 1,765 1,745
4.50%, 10/01/2045 2,593 2,574
4.50%, 11/01/2045 3,506 3,465
5.00%, 01/01/2026 3 3
5.00%, 04/01/2035 58 58
5.00%, 05/01/2035 21 22
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 07/01/2035 $ 8 $ 8
5.00%, 02/01/2038 848 857
5.00%, 03/01/2038 462 468
5.00%, 02/01/2040 2,321 2,373
5.00%, 05/01/2040 935 947
5.00%, 07/01/2040 500 504
5.00%, 07/01/2041 2,470 2,502
5.00%, 02/01/2044 1,172 1,183
5.00%, 06/01/2044 1,086 1,100
5.00%, 05/01/2048 1,854 1,864
5.00%, 09/01/2052 4,528 4,497
5.00%, 08/01/2054
(f)
17,550 17,282
5.50%, 06/01/2026 5 5
5.50%, 07/01/2033 179 181
5.50%, 12/01/2037 350 356
5.50%, 03/01/2038 69 70
5.50%, 07/01/2053 6,274 6,414
5.50%, 11/01/2053 6,435 6,486
5.50%, 11/01/2053 6,245 6,289
5.50%, 08/01/2054
(f)
27,825 27,868
6.00%, 03/01/2029 9 9
6.00%, 11/01/2032 4 7
6.00%, 11/01/2037 9 9
6.00%, 02/01/2038 29 30
6.00%, 03/01/2038 25 25
6.00%, 04/01/2039 137 141
6.00%, 08/01/2054
(f)
48,650 49,340
6.50%, 08/01/2028 5 5
6.50%, 03/01/2029 10 10
6.50%, 06/01/2031 42 43
6.50%, 01/01/2032 21 21
6.50%, 04/01/2032 3 3
6.50%, 08/01/2032 26 27
6.50%, 02/01/2033 35 36
6.50%, 04/01/2036 2 2
6.50%, 08/01/2036 14 15
6.50%, 08/01/2036 7 7
6.50%, 10/01/2036 12 12
6.50%, 11/01/2036 6 7
6.50%, 07/01/2037 8 8
6.50%, 08/01/2037 112 117
6.50%, 08/01/2037 12 12
6.50%, 02/01/2038 10 10
6.50%, 08/01/2054
(f)
12,000 12,306
7.00%, 11/01/2031 27 27
7.50%, 08/01/2032 4 4
$ 398,048
Government National Mortgage Association (GNMA) - 26 .79%
2.00%, 08/20/2050 3,795 3,152
2.00%, 02/20/2051 10,840 8,988
2.50%, 06/20/2050 15,179 13,112
3.00%, 11/15/2042 1,252 1,144
3.00%, 12/15/2042 1,537 1,404
3.00%, 02/15/2043 2,215 2,024
3.00%, 08/20/2046 3,220 2,919
3.00%, 09/20/2046 3,203 2,850
3.00%, 11/20/2046 1,854 1,650
3.00%, 02/20/2047 2,599 2,351
3.00%, 08/20/2047 1,528 1,381
3.00%, 11/15/2047 3,793 3,489
3.50%, 08/20/2042 1,581 1,463
3.50%, 05/15/2043 2,703 2,548
3.50%, 06/20/2043 1,972 1,825
3.50%, 08/15/2043 2,485 2,337
3.50%, 04/20/2045 1,328 1,234
3.50%, 02/20/2047 1,080 1,008
3.50%, 10/20/2047 1,802 1,681

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 11/20/2047 $ 1,769 $ 1,689
4.00%, 08/15/2041 1,078 1,041
4.00%, 09/15/2041 2,289 2,198
4.00%, 03/15/2044 1,477 1,425
4.00%, 01/20/2048 6,669 6,362
4.50%, 08/20/2048 1,394 1,366
4.50%, 09/20/2052 6,121 5,937
5.00%, 10/15/2039 940 954
5.00%, 12/20/2052 8,527 8,448
5.00%, 04/20/2053 14,007 13,847
5.00%, 08/20/2054
(f)
15,600 15,425
5.50%, 07/20/2033 324 331
5.50%, 03/20/2034 347 359
5.50%, 05/20/2035 34 35
5.50%, 03/20/2053 7,175 7,198
5.50%, 08/20/2053 14,360 14,405
5.50%, 08/20/2054
(f)
9,000 9,027
6.00%, 04/20/2026 5 6
6.00%, 02/20/2029 12 14
6.00%, 02/15/2033 5 6
6.00%, 07/20/2033 263 270
6.00%, 08/15/2038 25 26
6.00%, 08/20/2054
(f)
29,700 30,048
6.50%, 03/20/2031 15 15
6.50%, 04/20/2031 12 13
6.50%, 10/15/2031 4 6
6.50%, 05/20/2034 202 207
6.50%, 08/20/2054
(f)
6,975 7,105
7.00%, 10/15/2027 3 4
7.00%, 06/15/2028 34 34
7.00%, 12/15/2028 11 11
7.00%, 01/15/2029 18 18
7.00%, 03/15/2029 11 11
7.00%, 04/15/2029 39 39
7.00%, 05/15/2031 2 2
7.50%, 08/15/2029 6 8
7.50%, 10/15/2029 9 9
8.00%, 12/15/2030 2 2
$ 184,461
U.S. Treasury Bill - 1 .53%
5.24%, 11/29/2024
(g)
4,150 4,080
5.33%, 09/24/2024
(g)
6,468 6,417
$ 10,497
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 633,067
Total Investments $ 853,893
Other Assets and Liabilities -  (24.03)% (165,441)
TOTAL NET ASSETS - 100.00% $ 688,452
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $52,353 or 7.60% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 3,773 $ 202,036 $ 200,704 $ 5,105
$ 3,773 $ 202,036 $ 200,704 $ 5,105
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 439 $ — $ — $ —
$ 439 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2024 Short 62 $ 6,932 $ (198)
US 5 Year Note; September 2024 Short 333 35,928 (755)
US Long Bond; September 2024 Long 161 19,446 779
Total $ (174)
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .08 % Shares Held Value (000's)
Money Market Funds - 6 .08%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
16,066,892 $ 16,067
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
217,883,435 217,884
$ 233,951
TOTAL INVESTMENT COMPANIES $ 233,951
COMMON STOCKS - 0 .22 % Shares Held Value (000's)
Distribution & Wholesale - 0 .04%
ATD New Holdings Inc
(d)
101,514 $ 1,452
Electric - 0 .00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Healthcare - Services - 0 .01%
Sound Inpatient Physicians Inc - Class A
(d),(e)
3,719,963 223
Sound Inpatient Physicians Inc - Class A2
(d),(e)
173,273 174
$ 397
Mining - 0 .06%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
5,247 1,251
Burgundy Diamond Mines Ltd
(d)
9,531,558 1,029
$ 2,280
Miscellaneous Manufacturers - 0 .11%
Utex Industries 111,195 4,188
Utex Industries - Warrants
(d),(e)
51,625 5
$ 4,193
Oil & Gas - 0 .00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0 .00%
Skillsoft Corp
(d)
9,468 163
Telecommunications - 0 .00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 8,485
PREFERRED STOCKS - 0 .00 % Shares Held Value (000's)
Telecommunications - 0 .00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 89 .28%
Principal
Amount (000's) Value (000's)
Advertising - 1 .44%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(g)
$ 905 $ 830
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(g)
1,528 1,480
7.50%, 06/01/2029
(g)
1,340 1,151
7.75%, 04/15/2028
(g)
1,200 1,060
7.88%, 04/01/2030
(g)
12,680 12,904
9.00%, 09/15/2028
(g)
2,540 2,697
CMG Media Corp
8.88%, 12/15/2027
(g)
1,333 777
Lamar Media Corp
3.63%, 01/15/2031 775 689
3.75%, 02/15/2028 661 623
4.00%, 02/15/2030 1,728 1,594
4.88%, 01/15/2029 1,180 1,145
Neptune Bidco US Inc
9.29%, 04/15/2029
(g)
4,240 4,152
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(g)
9,770 9,059
4.63%, 03/15/2030
(g)
5,355 4,920
5.00%, 08/15/2027
(g),(h)
9,931 9,705
7.38%, 02/15/2031
(g)
610 639
Stagwell Global LLC
5.63%, 08/15/2029
(g)
1,400 1,320
Summer BC Bidco B LLC
5.50%, 10/31/2026
(g)
800 786
$ 55,531
Aerospace & Defense - 2 .13%
AAR Escrow Issuer LLC
6.75%, 03/15/2029
(g)
620 634
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Bombardier Inc
6.00%, 02/15/2028
(g)
$ 500 $ 499
7.00%, 06/01/2032
(g),(h)
760 777
7.25%, 07/01/2031
(g)
596 614
7.45%, 05/01/2034
(g)
600 642
7.50%, 02/01/2029
(g),(h)
1,236 1,291
7.88%, 04/15/2027
(g)
4 4
8.75%, 11/15/2030
(g)
900 975
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
8,319 8,269
Moog Inc
4.25%, 12/15/2027
(g)
1,750 1,675
Spirit AeroSystems Inc
4.60%, 06/15/2028 730 692
9.38%, 11/30/2029
(g)
910 985
9.75%, 11/15/2030
(g)
830 925
TransDigm Inc
4.63%, 01/15/2029
(h)
3,119 2,949
4.88%, 05/01/2029 11,633 11,070
5.50%, 11/15/2027 10,588 10,455
6.38%, 03/01/2029
(g)
6,200 6,315
6.63%, 03/01/2032
(g)
9,872 10,097
6.75%, 08/15/2028
(g)
9,332 9,512
6.88%, 12/15/2030
(g)
3,495 3,594
7.13%, 12/01/2031
(g)
8,105 8,412
Triumph Group Inc
9.00%, 03/15/2028
(g)
1,415 1,490
$ 81,876
Agriculture - 0 .18%
Darling Ingredients Inc
6.00%, 06/15/2030
(g)
2,050 2,034
Turning Point Brands Inc
5.63%, 02/15/2026
(g)
1,800 1,777
Vector Group Ltd
5.75%, 02/01/2029
(g)
3,363 3,226
$ 7,037
Airlines - 1 .14%
Air Canada
3.88%, 08/15/2026
(g)
1,439 1,384
Air Canada 2020-1 Class C Pass Through Trust
10.50%, 07/15/2026
(g)
745 801
Allegiant Travel Co
7.25%, 08/15/2027
(g),(h)
600 560
American Airlines Group Inc
10.75%, PIK 10.75%; 02/15/2026
(g),(i),(j)
1,908 1,965
10.75%, PIK 10.75%; 02/15/2026
(g),(i),(j)
9,342 9,622
American Airlines Inc
7.25%, 02/15/2028
(g)
511 510
8.50%, 05/15/2029
(g)
1,105 1,138
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.50%, 04/20/2026
(g)
2,377 2,361
5.75%, 04/20/2029
(g)
8,020 7,837
Avianca Midco 2 PLC
9.00%, 12/01/2028
(g)
2,247 2,200
9.00%, 12/01/2028
(g),(h)
400 392
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
11.00%, 04/15/2029
(g),(h)
2,836 2,704
Spirit Airlines Pass Through Trust 2015-1A
4.10%, 10/01/2029 485 452
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(g)
588 372
8.00%, 09/20/2025
(g)
702 444
United Airlines Inc
4.38%, 04/15/2026
(g)
2,135 2,081
4.63%, 04/15/2029
(g)
470 444

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(g),(h)
$ 3,660 $ 2,916
7.88%, 05/01/2027
(g),(h)
190 172
9.50%, 06/01/2028
(g),(h)
6,415 5,741
$ 44,096
Apparel - 0 .28%
Crocs Inc
4.13%, 08/15/2031
(g)
600 527
4.25%, 03/15/2029
(g)
500 461
Hanesbrands Inc
4.88%, 05/15/2026
(g)
2,725 2,669
9.00%, 02/15/2031
(g),(h)
3,585 3,795
Kontoor Brands Inc
4.13%, 11/15/2029
(g)
914 840
Under Armour Inc
3.25%, 06/15/2026 680 648
William Carter Co/The
5.63%, 03/15/2027
(g)
1,466 1,450
Wolverine World Wide Inc
4.00%, 08/15/2029
(g)
700 597
$ 10,987
Automobile Manufacturers - 0 .47%
Allison Transmission Inc
3.75%, 01/30/2031
(g)
980 872
4.75%, 10/01/2027
(g)
190 185
5.88%, 06/01/2029
(g)
116 116
Aston Martin Capital Holdings Ltd
10.00%, 03/31/2029
(g)
1,585 1,591
Ford Motor Credit Co LLC
4.00%, 11/13/2030 10,225 9,292
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g)
1,000 956
5.50%, 07/15/2029
(g)
134 131
5.88%, 01/15/2028
(g)
1,332 1,319
7.75%, 10/15/2025
(g)
870 871
JB Poindexter & Co Inc
8.75%, 12/15/2031
(g)
1,085 1,141
PM General Purchaser LLC
9.50%, 10/01/2028
(g)
900 924
Wabash National Corp
4.50%, 10/15/2028
(g)
573 520
$ 17,918
Automobile Parts & Equipment - 1 .31%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g)
1,598 1,568
7.00%, 04/15/2028
(g)
140 143
8.25%, 04/15/2031
(g)
1,015 1,067
American Axle & Manufacturing Inc
5.00%, 10/01/2029 350 321
6.50%, 04/01/2027 995 998
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
5,963 5,959
6.75%, 05/15/2028
(g),(h)
2,635 2,683
8.50%, 05/15/2027
(g)
2,401 2,419
Cooper-Standard Automotive Inc
5.63%, PIK 10.63%; 05/15/2027
(g),(i),(j)
1,180 932
Dana Inc
4.25%, 09/01/2030 722 638
4.50%, 02/15/2032 530 463
5.38%, 11/15/2027 273 268
5.63%, 06/15/2028 660 643
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(g)
15,614 13,680
Garrett Motion Holdings Inc / Garrett LX I Sarl
7.75%, 05/31/2032
(g)
1,120 1,139
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027
(h)
$ 1,517 $ 1,480
5.00%, 05/31/2026 82 81
5.00%, 07/15/2029 320 302
5.25%, 04/30/2031 277 258
5.25%, 07/15/2031
(h)
699 653
5.63%, 04/30/2033 500 460
7.00%, 03/15/2028 37 38
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(g),(i),(j)
25 24
6.00%, PIK 6.75%; 05/15/2027
(g),(i),(j)
755 749
6.38%, PIK 7.13%; 05/15/2029
(g),(i),(j)
825 826
Phinia Inc
6.75%, 04/15/2029
(g)
34 35
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(g)
8,627 7,411
Tenneco Inc
8.00%, 11/17/2028
(g)
3,219 2,921
Titan International Inc
7.00%, 04/30/2028 913 887
ZF North America Capital Inc
6.75%, 04/23/2030
(g)
630 642
6.88%, 04/14/2028
(g)
70 72
6.88%, 04/23/2032
(g)
500 517
$ 50,277
Banks - 0 .37%
Banc of California
3.25%, 05/01/2031
(k)
1,295 1,201
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
994 1,087
Freedom Mortgage Corp
6.63%, 01/15/2027
(g)
610 598
7.63%, 05/01/2026
(g)
640 641
12.00%, 10/01/2028
(g)
2,100 2,259
12.25%, 10/01/2030
(g)
1,250 1,370
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(g),(k)
150 130
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%
4.95%, 06/01/2042
(g),(k)
590 457
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.71%, 01/15/2026
(g)
1,250 1,249
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
221 205
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
UniCredit SpA
5.46%, 06/30/2035
(g),(k)
1,475 1,416
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(k)
750 744
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(g),(k)
610 633
USD Swap Rate NY 5 Year + 4.91%
Valley National Bancorp
3.00%, 06/15/2031
(h),(k)
871 693
CME Term Secured Overnight Financing
Rate 3 Month + 2.36%
6.25%, 09/30/2032
(k)
470 392
CME Term Secured Overnight Financing
Rate 3 Month + 2.78%

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Western Alliance Bancorp
3.00%, 06/15/2031
(k)
$ 1,248 $ 1,117
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 14,192
Beverages - 0 .05%
Primo Water Holdings Inc
4.38%, 04/30/2029
(g)
719 669
Triton Water Holdings Inc
6.25%, 04/01/2029
(g)
1,161 1,125
$ 1,794
Biotechnology - 0 .02%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(g)
1,010 771
Building Materials - 1 .68%
ACProducts Holdings Inc
6.38%, 05/15/2029
(g)
935 556
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(g),(h)
2,380 2,530
Boise Cascade Co
4.88%, 07/01/2030
(g)
915 861
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
1,504 1,344
5.00%, 03/01/2030
(g)
454 434
6.38%, 06/15/2032
(g)
600 609
6.38%, 03/01/2034
(g)
1,151 1,161
Camelot Return Merger Sub Inc
8.75%, 08/01/2028
(g)
1,015 1,009
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(g)
422 348
9.50%, 08/15/2029
(g),(l)
314 314
CP Atlas Buyer Inc
7.00%, 12/01/2028
(g)
770 659
Eco Material Technologies Inc
7.88%, 01/31/2027
(g)
12,493 12,712
EMRLD Borrower LP / Emerald Co-Issuer Inc
6.63%, 12/15/2030
(g)
6,908 7,037
6.75%, 07/15/2031
(g)
680 694
Griffon Corp
5.75%, 03/01/2028 1,973 1,931
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
545 525
JELD-WEN Inc
4.63%, 12/15/2025
(g)
2,015 1,985
4.88%, 12/15/2027
(g)
19 18
Knife River Corp
7.75%, 05/01/2031
(g)
854 896
Louisiana-Pacific Corp
3.63%, 03/15/2029
(g)
469 434
Masterbrand Inc
7.00%, 07/15/2032
(g)
900 925
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(g)
975 989
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
600 561
New Enterprise Stone & Lime Co Inc
5.25%, 07/15/2028
(g)
119 114
9.75%, 07/15/2028
(g)
500 511
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(g)
10,573 9,899
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g),(h)
5,260 5,211
8.88%, 11/15/2031
(g)
1,585 1,708
Standard Industries Inc/NJ
3.38%, 01/15/2031
(g)
1,585 1,356
4.38%, 07/15/2030
(g)
2,478 2,258
4.75%, 01/15/2028
(g)
1,385 1,327
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Standard Industries Inc/NJ   (continued)
5.00%, 02/15/2027
(g)
$ 990 $ 969
Summit Materials LLC / Summit Materials Finance
Corp
5.25%, 01/15/2029
(g)
840 821
6.50%, 03/15/2027
(g)
791 792
7.25%, 01/15/2031
(g)
1,100 1,147
$ 64,645
Chemicals - 1 .40%
Ashland Inc
3.38%, 09/01/2031
(g)
1,018 877
6.88%, 05/15/2043 433 447
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(g)
761 407
7.50%, 09/30/2029
(g)
400 200
Avient Corp
7.13%, 08/01/2030
(g)
1,838 1,887
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031
(g)
2,017 2,115
Axalta Coating Systems LLC
3.38%, 02/15/2029
(g)
1,350 1,229
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(g)
650 636
Cerdia Finanz GmbH
10.50%, 02/15/2027
(g)
1,805 1,859
Chemours Co/The
4.63%, 11/15/2029
(g)
558 489
5.38%, 05/15/2027 615 591
5.75%, 11/15/2028
(g)
1,283 1,200
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
600 479
6.50%, 05/15/2026
(g)
600 582
12.00%, 02/15/2031
(g)
1,940 1,915
CVR Partners LP / CVR Nitrogen Finance Corp
6.13%, 06/15/2028
(g)
1,065 1,029
Element Solutions Inc
3.88%, 09/01/2028
(g)
495 458
GPD Cos Inc
10.13%, 04/01/2026
(g),(h)
800 746
HB Fuller Co
4.00%, 02/15/2027 15 14
4.25%, 10/15/2028 15 14
Herens Holdco Sarl
4.75%, 05/15/2028
(g)
373 324
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(g)
740 742
INEOS Finance PLC
6.75%, 05/15/2028
(g)
805 808
7.50%, 04/15/2029
(g),(h)
965 982
INEOS Quattro Finance 2 Plc
9.63%, 03/15/2029
(g),(h)
1,275 1,367
Ingevity Corp
3.88%, 11/01/2028
(g)
252 231
Innophos Holdings Inc
9.38%, 02/15/2028
(g)
381 330
Iris Holdings Inc
8.75%, PIK 9.50%; 02/15/2026
(g),(i),(j)
325 270
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(i),(j)
258 211
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029
(g)
487 466
Mativ Holdings Inc
6.88%, 10/01/2026
(g)
655 654
Minerals Technologies Inc
5.00%, 07/01/2028
(g)
581 559
Nufarm Australia Ltd / Nufarm Americas Inc
5.00%, 01/27/2030
(g)
567 522

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Olin Corp
5.63%, 08/01/2029 $ 100 $ 99
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
1,510 1,392
6.25%, 10/01/2029
(g)
511 469
7.13%, 10/01/2027
(g)
439 442
7.25%, 06/15/2031
(g)
1,230 1,231
9.75%, 11/15/2028
(g)
3,036 3,226
Polar US Borrower LLC / Schenectady International
Group Inc
6.75%, 05/15/2026
(g)
235 65
Rain Carbon Inc
12.25%, 09/01/2029
(g),(h)
404 437
Rayonier AM Products Inc
7.63%, 01/15/2026
(g)
1,401 1,333
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(g)
1,670 1,557
6.63%, 05/01/2029
(g)
10,484 9,883
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(g)
1,711 1,672
SNF Group SACA
3.13%, 03/15/2027
(g)
285 264
3.38%, 03/15/2030
(g)
456 392
TPC Group Inc
13.00%, 12/16/2027
(g)
433 438
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.13%, 04/01/2029
(g)
511 194
Tronox Inc
4.63%, 03/15/2029
(g)
2,060 1,876
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
900 806
WR Grace Holdings LLC
4.88%, 06/15/2027
(g)
1,530 1,480
5.63%, 08/15/2029
(g)
1,139 1,042
7.38%, 03/01/2031
(g)
890 914
$ 53,852
Coal - 0 .35%
Alliance Resource Operating Partners LP / Alliance
Resource Finance Corp
8.63%, 06/15/2029
(g)
1,100 1,156
Conuma Resources Ltd
13.13%, 05/01/2028
(g)
300 306
Coronado Finance Pty Ltd
10.75%, 05/15/2026
(g)
18 19
SunCoke Energy Inc
4.88%, 06/30/2029
(g)
12,785 11,693
Warrior Met Coal Inc
7.88%, 12/01/2028
(g)
403 413
$ 13,587
Commercial Services - 4 .46%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
1,400 1,306
Adtalem Global Education Inc
5.50%, 03/01/2028
(g)
1,614 1,568
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
1,950 1,926
Albion Financing 2 Sarl
8.75%, 04/15/2027
(g)
1,400 1,418
Allied Universal Holdco LLC
7.88%, 02/15/2031
(g)
2,300 2,340
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.00%, 06/01/2029
(g)
2,857 2,489
6.63%, 07/15/2026
(g)
240 240
9.75%, 07/15/2027
(g)
1,245 1,244
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(g)
$ 465 $ 429
4.63%, 06/01/2028
(g)
1,000 922
AMN Healthcare Inc
4.00%, 04/15/2029
(g)
440 403
4.63%, 10/01/2027
(g)
4,664 4,481
APi Group DE Inc
4.13%, 07/15/2029
(g)
455 420
4.75%, 10/15/2029
(g)
200 190
APX Group Inc
5.75%, 07/15/2029
(g)
3,053 2,970
6.75%, 02/15/2027
(g)
465 464
Avis Budget Car Rental LLC / Avis Budget Finance
Inc
5.38%, 03/01/2029
(g),(h)
95 87
5.75%, 07/15/2027
(g)
406 393
5.75%, 07/15/2027
(g)
410 394
8.00%, 02/15/2031
(g),(h)
602 597
Block Inc
2.75%, 06/01/2026 995 946
3.50%, 06/01/2031 100 87
6.50%, 05/15/2032
(g)
1,092 1,110
Boost Newco Borrower LLC
7.50%, 01/15/2031
(g)
9,515 10,022
Brink's Co/The
4.63%, 10/15/2027
(g)
700 679
6.75%, 06/15/2032
(g)
800 815
Carriage Services Inc
4.25%, 05/15/2029
(g)
335 303
Champions Financing Inc
8.75%, 02/15/2029
(g)
9,286 9,471
Cimpress PLC
7.00%, 06/15/2026 16 16
CoreCivic Inc
4.75%, 10/15/2027 1,870 1,771
8.25%, 04/15/2029 1,100 1,158
CPI CG Inc
10.00%, 07/15/2029
(g)
740 771
Deluxe Corp
8.00%, 06/01/2029
(g)
1,210 1,142
Garda World Security Corp
4.63%, 02/15/2027
(g)
640 616
6.00%, 06/01/2029
(g)
1,244 1,153
7.75%, 02/15/2028
(g)
1,562 1,612
8.25%, 08/01/2032
(g)
1,000 1,001
9.50%, 11/01/2027
(g)
900 906
GEO Group Inc/The
8.63%, 04/15/2029 2,579 2,685
10.25%, 04/15/2031 840 900
Graham Holdings Co
5.75%, 06/01/2026
(g)
1,040 1,034
Grand Canyon University
5.13%, 10/01/2028 777 712
Herc Holdings Inc
5.50%, 07/15/2027
(g)
1,253 1,243
Hertz Corp/The
4.63%, 12/01/2026
(g),(h)
445 336
5.00%, 12/01/2029
(g),(h)
930 615
12.63%, 07/15/2029
(g),(h)
1,055 1,122
Korn Ferry
4.63%, 12/15/2027
(g)
38 37
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(g)
220 219
Matthews International Corp
5.25%, 12/01/2025
(g)
533 526

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Mavis Tire Express Services Topco Corp
6.50%, 05/15/2029
(g)
$ 1,000 $ 951
Mobius Merger Sub Inc
9.00%, 06/01/2030
(g)
1,137 1,126
NESCO Holdings II Inc
5.50%, 04/15/2029
(g)
1,341 1,248
Paysafe Finance PLC / Paysafe Holdings US Corp
4.00%, 06/15/2029
(g),(h)
430 398
PECF USS Intermediate Holding III Corp
8.00%, 11/15/2029
(g)
585 249
Port of Newcastle Investments Financing Pty Ltd
5.90%, 11/24/2031
(g)
213 199
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
944 881
5.75%, 04/15/2026
(g)
1,340 1,339
6.25%, 01/15/2028
(g)
1,600 1,595
PROG Holdings Inc
6.00%, 11/15/2029
(g)
12,325 11,856
Service Corp International/US
3.38%, 08/15/2030 900 796
4.00%, 05/15/2031 1,265 1,140
4.63%, 12/15/2027 800 778
5.13%, 06/01/2029 12 12
7.50%, 04/01/2027 1,490 1,544
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(g)
5,755 5,617
Signal Parent Inc
6.13%, 04/01/2029
(g)
455 309
Sotheby's
7.38%, 10/15/2027
(g),(h)
17,725 14,758
Sotheby's/Bidfair Holdings Inc
5.88%, 06/01/2029
(g)
592 430
StoneMor Inc
8.50%, 05/15/2029
(g)
690 577
TriNet Group Inc
3.50%, 03/01/2029
(g)
1,000 906
7.13%, 08/15/2031
(g)
802 826
United Rentals North America Inc
3.75%, 01/15/2032 579 511
3.88%, 11/15/2027 912 870
3.88%, 02/15/2031 2,005 1,812
4.00%, 07/15/2030 1,014 927
4.88%, 01/15/2028 3,084 3,016
5.25%, 01/15/2030 1,230 1,203
5.50%, 05/15/2027 50 50
6.13%, 03/15/2034
(g)
1,408 1,415
Upbound Group Inc
6.38%, 02/15/2029
(g)
10,925 10,688
Valvoline Inc
3.63%, 06/15/2031
(g)
923 807
VT Topco Inc
8.50%, 08/15/2030
(g)
12,029 12,730
Wand NewCo 3 Inc
7.63%, 01/30/2032
(g)
14,526 15,163
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
649 639
Williams Scotsman Inc
4.63%, 08/15/2028
(g)
675 642
6.63%, 06/15/2029
(g)
700 713
7.38%, 10/01/2031
(g)
330 343
WW International Inc
4.50%, 04/15/2029
(g)
345 123
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
5,885 5,149
$ 171,625
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 1 .05%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(g)
$ 506 $ 481
Amentum Escrow Corp
7.25%, 08/01/2032
(g),(l)
3,475 3,549
ASGN Inc
4.63%, 05/15/2028
(g)
9,535 9,137
Conduent Business Services LLC / Conduent State
& Local Solutions Inc
6.00%, 11/01/2029
(g)
750 711
Crane NXT Co
4.20%, 03/15/2048 1,463 1,038
Crowdstrike Holdings Inc
3.00%, 02/15/2029 13 12
Fortress Intermediate 3 Inc
7.50%, 06/01/2031
(g)
3,070 3,147
Insight Enterprises Inc
6.63%, 05/15/2032
(g)
1,018 1,047
KBR Inc
4.75%, 09/30/2028
(g)
1,597 1,519
McAfee Corp
7.38%, 02/15/2030
(g)
3,100 2,892
NCR Atleos Corp
9.50%, 04/01/2029
(g)
2,055 2,245
NCR Voyix Corp
5.00%, 10/01/2028
(g)
480 459
5.13%, 04/15/2029
(g)
1,305 1,247
5.25%, 10/01/2030
(g)
611 573
Science Applications International Corp
4.88%, 04/01/2028
(g)
443 428
Seagate HDD Cayman
3.13%, 07/15/2029 250 215
4.09%, 06/01/2029 577 543
4.13%, 01/15/2031 895 812
4.88%, 06/01/2027
(h)
717 707
5.75%, 12/01/2034 32 31
8.50%, 07/15/2031 1,525 1,656
9.63%, 12/01/2032 1,787 2,046
Unisys Corp
6.88%, 11/01/2027
(g)
900 806
Vericast Corp
12.50%, 12/15/2027
(g)
800 942
Virtusa Corp
7.13%, 12/15/2028
(g)
990 938
Western Digital Corp
4.75%, 02/15/2026 3,279 3,222
$ 40,403
Consumer Products - 0 .06%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
500 455
Central Garden & Pet Co
4.13%, 04/30/2031
(g)
480 427
5.13%, 02/01/2028 467 455
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
900 908
$ 2,245
Cosmetics & Personal Care - 0 .14%
Coty Inc
5.00%, 04/15/2026
(g)
66 65
Edgewell Personal Care Co
5.50%, 06/01/2028
(g)
1,590 1,559
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
4,938 —
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
785 192
Perrigo Finance Unlimited Co
4.38%, 03/15/2026 1,255 1,227
4.90%, 06/15/2030 795 750
4.90%, 12/15/2044 140 114

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Prestige Brands Inc
3.75%, 04/01/2031
(g)
$ 1,360 $ 1,199
5.13%, 01/15/2028
(g)
280 274
$ 5,380
Distribution & Wholesale - 0 .48%
American Builders & Contractors Supply Co Inc
3.88%, 11/15/2029
(g)
390 353
4.00%, 01/15/2028
(g)
999 943
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(g)
1,510 1,461
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
794 792
Gates Corp/DE
6.88%, 07/01/2029
(g)
100 102
G-III Apparel Group Ltd
7.88%, 08/15/2025
(g)
631 632
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
905 827
Resideo Funding Inc
4.00%, 09/01/2029
(g)
465 424
Ritchie Bros Holdings Inc
6.75%, 03/15/2028
(g)
870 888
7.75%, 03/15/2031
(g)
4,885 5,137
Velocity Vehicle Group LLC
8.00%, 06/01/2029
(g)
3,525 3,631
Verde Purchaser LLC
10.50%, 11/30/2030
(g)
1,342 1,426
Windsor Holdings III LLC
8.50%, 06/15/2030
(g)
1,660 1,747
$ 18,363
Diversified Financial Services - 6 .43%
AG Issuer LLC
6.25%, 03/01/2028
(g)
1,299 1,245
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027
(g)
414 423
Ally Financial Inc
5.75%, 11/20/2025 1,930 1,937
6.70%, 02/14/2033 6,295 6,471
Aretec Group Inc
7.50%, 04/01/2029
(g)
1,245 1,177
10.00%, 08/15/2030
(g)
690 736
Armor Holdco Inc
8.50%, 11/15/2029
(g)
1,035 989
ASG Finance Designated Activity Co
9.75%, 05/15/2029
(g)
1,400 1,401
Bread Financial Holdings Inc
7.00%, 01/15/2026
(g)
1,641 1,636
9.75%, 03/15/2029
(g)
18,912 20,277
Brightsphere Investment Group Inc
4.80%, 07/27/2026 685 664
Burford Capital Global Finance LLC
6.25%, 04/15/2028
(g)
1,755 1,716
6.88%, 04/15/2030
(g)
905 893
9.25%, 07/01/2031
(g)
18,099 19,286
Castlelake Aviation Finance DAC
5.00%, 04/15/2027
(g)
505 492
Cobra AcquisitionCo LLC
6.38%, 11/01/2029
(g)
701 575
Coinbase Global Inc
3.38%, 10/01/2028
(g)
2,080 1,831
3.63%, 10/01/2031
(g)
600 499
Credit Acceptance Corp
9.25%, 12/15/2028
(g)
13,490 14,396
Curo Group Holdings Corp
0.00%, 08/01/2028
(d),(g)
1,318 46
0.00%, 08/01/2028
(d),(g)
795 175
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Finance Corp
3.88%, 02/15/2026
(g)
$ 2,195 $ 2,110
Encore Capital Group Inc
8.50%, 05/15/2030
(g)
1,216 1,261
9.25%, 04/01/2029
(g),(h)
1,490 1,570
Enova International Inc
8.50%, 09/15/2025
(g)
117 117
11.25%, 12/15/2028
(g)
2,555 2,754
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(g)
1,100 1,082
9.25%, 02/01/2029
(g)
2,200 2,216
GGAM Finance Ltd
6.88%, 04/15/2029
(g)
100 102
8.00%, 02/15/2027
(g)
1,014 1,048
8.00%, 06/15/2028
(g)
780 825
goeasy Ltd
4.38%, 05/01/2026
(g)
1,135 1,102
7.63%, 07/01/2029
(g)
1,466 1,499
9.25%, 12/01/2028
(g)
1,954 2,096
Hightower Holding LLC
6.75%, 04/15/2029
(g)
900 840
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(g)
565 535
7.13%, 04/30/2031
(g)
1,778 1,844
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(g)
2,980 2,768
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(g)
120 119
9.50%, 02/15/2029
(g)
1,700 1,784
LD Holdings Group LLC
6.13%, 04/01/2028
(g)
700 558
8.75%, 11/01/2027
(g)
790 719
LFS Topco LLC
5.88%, 10/15/2026
(g)
14 13
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(g)
10,406 9,347
6.50%, 05/01/2028
(g)
2,360 2,279
Nationstar Mortgage Holdings Inc
5.00%, 02/01/2026
(g)
4,017 3,950
5.13%, 12/15/2030
(g)
802 747
5.50%, 08/15/2028
(g)
5,390 5,235
5.75%, 11/15/2031
(g)
580 554
6.00%, 01/15/2027
(g)
710 705
6.50%, 08/01/2029
(g),(l)
5,900 5,891
7.13%, 02/01/2032
(g)
7,105 7,253
Navient Corp
4.88%, 03/15/2028 710 663
5.00%, 03/15/2027 75 73
5.50%, 03/15/2029 1,055 981
5.63%, 08/01/2033 792 660
6.75%, 06/15/2026 495 500
9.38%, 07/25/2030 707 753
11.50%, 03/15/2031 100 111
OneMain Finance Corp
3.50%, 01/15/2027 848 801
3.88%, 09/15/2028 665 607
4.00%, 09/15/2030 15,431 13,507
5.38%, 11/15/2029 835 802
6.63%, 01/15/2028 5,240 5,310
7.13%, 03/15/2026 2,204 2,242
7.50%, 05/15/2031 4,980 5,120
7.88%, 03/15/2030 4,477 4,668
9.00%, 01/15/2029 1,015 1,076
Osaic Holdings Inc
10.75%, 08/01/2027
(g)
100 102

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(g)
$ 15,221 $ 14,859
PennyMac Financial Services Inc
4.25%, 02/15/2029
(g)
1,238 1,148
5.38%, 10/15/2025
(g)
823 818
5.75%, 09/15/2031
(g)
1,200 1,146
7.13%, 11/15/2030
(g)
1,381 1,392
7.88%, 12/15/2029
(g)
840 879
PHH Mortgage Corp
7.88%, 03/15/2026
(g)
365 358
PRA Group Inc
5.00%, 10/01/2029
(g)
600 530
7.38%, 09/01/2025
(g)
838 837
8.38%, 02/01/2028
(g)
1,175 1,190
8.88%, 01/31/2030
(g)
522 531
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
9,183 8,929
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
2.88%, 10/15/2026
(g)
427 403
3.88%, 03/01/2031
(g)
15,064 13,400
4.00%, 10/15/2033
(g)
6,340 5,452
SLM Corp
3.13%, 11/02/2026 280 265
4.20%, 10/29/2025 255 250
StoneX Group Inc
7.88%, 03/01/2031
(g)
6,325 6,584
Synchrony Financial
7.25%, 02/02/2033 950 972
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(g)
1,555 1,543
5.50%, 04/15/2029
(g)
6,215 5,992
5.75%, 06/15/2027
(g)
1,966 1,937
World Acceptance Corp
7.00%, 11/01/2026
(g)
550 529
$ 247,708
Electric - 0 .97%
AES Corp/The
7.60%, 01/15/2055
(k)
1,215 1,236
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(k)
1,272 1,163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(g)
620 613
Calpine Corp
3.75%, 03/01/2031
(g)
310 275
4.50%, 02/15/2028
(g)
1,280 1,226
4.63%, 02/01/2029
(g)
756 714
5.00%, 02/01/2031
(g)
860 812
5.13%, 03/15/2028
(g)
2,125 2,058
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
708 627
3.75%, 01/15/2032
(g)
415 362
4.75%, 03/15/2028
(g)
1,690 1,622
DPL Inc
4.35%, 04/15/2029 787 739
Edison International
7.88%, 06/15/2054
(k)
900 942
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
8.13%, 06/15/2053
(k)
720 754
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
EUSHI Finance Inc
7.63%, 12/15/2054
(g),(k)
$ 500 $ 509
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029
(g)
1,035 942
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(g)
2,096 2,011
4.50%, 09/15/2027
(g)
33 32
7.25%, 01/15/2029
(g)
445 462
NRG Energy Inc
3.38%, 02/15/2029
(g)
245 221
3.63%, 02/15/2031
(g)
891 780
5.25%, 06/15/2029
(g)
385 374
5.75%, 01/15/2028 930 924
6.63%, 01/15/2027 259 259
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
1,465 1,383
PG&E Corp
5.00%, 07/01/2028 1,342 1,309
5.25%, 07/01/2030 1,945 1,879
Pike Corp
5.50%, 09/01/2028
(g)
1,033 1,002
8.63%, 01/31/2031
(g)
925 995
Talen Energy Supply LLC
8.63%, 06/01/2030
(g)
395 426
TransAlta Corp
6.50%, 03/15/2040 325 329
7.75%, 11/15/2029 466 489
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
1,339 1,264
5.00%, 07/31/2027
(g)
762 746
5.50%, 09/01/2026
(g)
910 902
5.63%, 02/15/2027
(g)
905 898
6.88%, 04/15/2032
(g)
2,020 2,079
7.75%, 10/15/2031
(g)
3,629 3,835
$ 37,193
Electrical Components & Equipment - 0 .24%
Energizer Holdings Inc
4.38%, 03/31/2029
(g)
5 5
4.75%, 06/15/2028
(g)
965 915
6.50%, 12/31/2027
(g)
710 714
EnerSys
4.38%, 12/15/2027
(g)
490 470
6.63%, 01/15/2032
(g)
7 7
WESCO Distribution Inc
6.38%, 03/15/2029
(g)
1,626 1,647
6.63%, 03/15/2032
(g)
3,775 3,846
7.25%, 06/15/2028
(g)
1,580 1,619
$ 9,223
Electronics - 0 .43%
Atkore Inc
4.25%, 06/01/2031
(g)
1,000 894
Coherent Corp
5.00%, 12/15/2029
(g),(h)
600 572
EquipmentShare.com Inc
8.63%, 05/15/2032
(g)
6,469 6,716
9.00%, 05/15/2028
(g)
1,055 1,086
Imola Merger Corp
4.75%, 05/15/2029
(g)
3,075 2,894
Likewize Corp
9.75%, 10/15/2025
(g)
489 495
Sensata Technologies BV
4.00%, 04/15/2029
(g)
1,300 1,205
5.88%, 09/01/2030
(g)
996 983

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
$ 1,046 $ 924
4.38%, 02/15/2030
(g)
619 575
6.63%, 07/15/2032
(g)
200 203
TTM Technologies Inc
4.00%, 03/01/2029
(g)
18 17
$ 16,564
Energy - Alternate Sources - 0 .15%
Sunnova Energy Corp
5.88%, 09/01/2026
(g),(h)
900 744
11.75%, 10/01/2028
(g)
400 313
TerraForm Power Operating LLC
4.75%, 01/15/2030
(g)
2,246 2,086
5.00%, 01/31/2028
(g)
2,530 2,438
Topaz Solar Farms LLC
4.88%, 09/30/2039
(g)
134 119
$ 5,700
Engineering & Construction - 0 .37%
AECOM
5.13%, 03/15/2027 485 479
Arcosa Inc
4.38%, 04/15/2029
(g)
922 869
Artera Services LLC
8.50%, 02/15/2031
(g)
1,073 1,100
Brand Industrial Services Inc
10.38%, 08/01/2030
(g)
3,800 4,173
Brundage-Bone Concrete Pumping Holdings Inc
6.00%, 02/01/2026
(g)
1,205 1,201
Dycom Industries Inc
4.50%, 04/15/2029
(g)
400 378
Fluor Corp
4.25%, 09/15/2028 105 101
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
1,500 1,442
7.50%, 04/15/2032
(g)
1,610 1,622
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(g)
620 559
INNOVATE Corp
8.50%, 02/01/2026
(g)
5 4
Railworks Holdings LP / Railworks Rally Inc
8.25%, 11/15/2028
(g)
210 213
TopBuild Corp
3.63%, 03/15/2029
(g)
715 658
4.13%, 02/15/2032
(g)
460 414
Tutor Perini Corp
11.88%, 04/30/2029
(g)
600 657
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
450 428
$ 14,298
Entertainment - 3 .55%
Affinity Interactive
6.88%, 12/15/2027
(g)
1,230 1,073
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(g)
1,093 797
10.00%, PIK 12.00%; 06/15/2026
(g),(i),(j)
510 483
Banijay Entertainment SAS
8.13%, 05/01/2029
(g)
200 207
Boyne USA Inc
4.75%, 05/15/2029
(g)
2,235 2,117
Caesars Entertainment Inc
4.63%, 10/15/2029
(g),(h)
10,205 9,481
6.50%, 02/15/2032
(g)
855 866
7.00%, 02/15/2030
(g)
17,703 18,262
8.13%, 07/01/2027
(g)
1,075 1,098
CCM Merger Inc
6.38%, 05/01/2026
(g)
309 309
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cedar Fair LP / Canada's Wonderland Co / Magnum
Management Corp / Millennium Op
5.25%, 07/15/2029 $ 56 $ 55
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corporation / Millennium
Operations LLC
5.38%, 04/15/2027 6 6
6.50%, 10/01/2028 565 570
Churchill Downs Inc
4.75%, 01/15/2028
(g)
955 922
5.50%, 04/01/2027
(g)
1,595 1,576
5.75%, 04/01/2030
(g)
2,561 2,511
6.75%, 05/01/2031
(g)
790 802
Cinemark USA Inc
5.25%, 07/15/2028
(g),(h)
19,079 18,444
7.00%, 08/01/2032
(g)
2,400 2,443
Empire Resorts Inc
7.75%, 11/01/2026
(g)
1,900 1,832
Everi Holdings Inc
5.00%, 07/15/2029
(g)
10,780 10,678
International Game Technology PLC
6.25%, 01/15/2027
(g)
720 727
Jacobs Entertainment Inc
6.75%, 02/15/2029
(g)
610 570
Light & Wonder International Inc
7.00%, 05/15/2028
(g)
1,493 1,504
7.25%, 11/15/2029
(g)
2,350 2,418
7.50%, 09/01/2031
(g)
630 657
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
635 401
Live Nation Entertainment Inc
3.75%, 01/15/2028
(g)
540 508
4.75%, 10/15/2027
(g),(h)
12,537 12,156
6.50%, 05/15/2027
(g)
4,712 4,769
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
1,233 1,222
Midwest Gaming Borrower LLC / Midwest Gaming
Finance Corp
4.88%, 05/01/2029
(g)
1,000 944
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026
(g)
3,530 3,306
13.25%, 12/15/2027
(g)
700 792
Motion Bondco DAC
6.63%, 11/15/2027
(g)
568 559
Odeon Finco PLC
12.75%, 11/01/2027
(g)
350 368
Ontario Gaming GTA LP/OTG Co-Issuer Inc
8.00%, 08/01/2030
(g)
3 3
Penn Entertainment Inc
4.13%, 07/01/2029
(g)
5 4
5.63%, 01/15/2027
(g)
225 220
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(g)
800 598
5.88%, 09/01/2031
(g)
2,700 1,915
Resorts World Las Vegas LLC / RWLV Capital Inc
4.63%, 04/16/2029 1,200 1,090
4.63%, 04/06/2031
(g)
500 438
8.45%, 07/27/2030
(g)
500 533
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(g)
3,164 3,094
SeaWorld Parks & Entertainment Inc
5.25%, 08/15/2029
(g)
2,151 2,049
Six Flags Entertainment Corp / Six Flags Theme
Parks Inc
6.63%, 05/01/2032
(g)
1,975 2,028

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Six Flags Entertainment Corp/DE
5.50%, 04/15/2027
(g)
$ 375 $ 373
7.25%, 05/15/2031
(g)
845 871
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
6,330 6,095
Vail Resorts Inc
6.50%, 05/15/2032
(g)
880 900
WMG Acquisition Corp
3.88%, 07/15/2030
(g)
385 347
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(g)
4,038 3,888
7.13%, 02/15/2031
(g)
6,550 6,828
$ 136,707
Environmental Control - 1 .36%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
840 822
5.13%, 07/15/2029
(g)
300 290
6.38%, 02/01/2031
(g)
1,995 2,017
Enviri Corp
5.75%, 07/31/2027
(g)
275 267
GFL Environmental Inc
3.50%, 09/01/2028
(g)
660 614
3.75%, 08/01/2025
(g)
1,587 1,569
4.00%, 08/01/2028
(g)
3,900 3,666
4.38%, 08/15/2029
(g)
7,880 7,370
4.75%, 06/15/2029
(g)
8,849 8,432
5.13%, 12/15/2026
(g)
1,400 1,387
6.75%, 01/15/2031
(g)
1,000 1,028
Madison IAQ LLC
4.13%, 06/30/2028
(g)
643 601
5.88%, 06/30/2029
(g)
17,727 16,595
Reworld Holding Corp
4.88%, 12/01/2029
(g)
6,093 5,572
5.00%, 09/01/2030 455 412
Stericycle Inc
3.88%, 01/15/2029
(g)
700 666
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
400 397
Wrangler Holdco Corp
6.63%, 04/01/2032
(g)
800 803
$ 52,508
Food - 3 .32%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.25%, 03/15/2026
(g)
870 841
3.50%, 03/15/2029
(g)
4,526 4,123
4.63%, 01/15/2027
(g)
1,877 1,830
4.88%, 02/15/2030
(g)
2,000 1,911
5.88%, 02/15/2028
(g)
1,251 1,240
6.50%, 02/15/2028
(g)
1,565 1,588
7.50%, 03/15/2026
(g)
90 91
B&G Foods Inc
5.25%, 09/15/2027
(h)
600 562
8.00%, 09/15/2028
(g)
600 612
C&S Group Enterprises LLC
5.00%, 12/15/2028
(g)
475 352
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
550 525
7.63%, 07/01/2029
(g)
1,750 1,814
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
8,560 8,930
H-Food Holdings LLC / Hearthside Finance Co Inc
8.50%, 06/01/2026
(g)
404 28
Ingles Markets Inc
4.00%, 06/15/2031
(g)
620 548
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
KeHE Distributors LLC / KeHE Finance Corp /
NextWave Distribution Inc
9.00%, 02/15/2029
(g)
$ 1,584 $ 1,626
Lamb Weston Holdings Inc
4.13%, 01/31/2030
(g)
1,957 1,787
4.38%, 01/31/2032
(g)
2,667 2,404
4.88%, 05/15/2028
(g)
833 807
Land O'Lakes Capital Trust I
7.45%, 03/15/2028
(g)
500 485
Performance Food Group Inc
4.25%, 08/01/2029
(g)
9,475 8,776
5.50%, 10/15/2027
(g)
16,884 16,658
Post Holdings Inc
4.50%, 09/15/2031
(g)
16,122 14,662
4.63%, 04/15/2030
(g)
8,910 8,300
5.50%, 12/15/2029
(g)
2,400 2,328
5.63%, 01/15/2028
(g)
1,839 1,821
6.25%, 02/15/2032
(g)
1,740 1,762
Safeway Inc
7.25%, 02/01/2031 316 337
Sigma Holdco BV
7.88%, 05/15/2026
(g)
800 792
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(g)
13,973 12,575
TreeHouse Foods Inc
4.00%, 09/01/2028 1,460 1,317
United Natural Foods Inc
6.75%, 10/15/2028
(g)
573 523
US Foods Inc
4.63%, 06/01/2030
(g),(h)
9,275 8,694
4.75%, 02/15/2029
(g)
2,345 2,246
7.25%, 01/15/2032
(g)
14,162 14,811
$ 127,706
Food Service - 0 .37%
Aramark Services Inc
5.00%, 02/01/2028
(g)
13,305 12,995
TKC Holdings Inc
6.88%, 05/15/2028
(g)
100 98
10.50%, 05/15/2029
(g)
1,350 1,313
$ 14,406
Forest Products & Paper - 0 .06%
Ahlstrom Holding 3 Oy
4.88%, 02/04/2028
(g)
7 7
Domtar Corp
6.75%, 10/01/2028
(g)
1,120 1,020
Glatfelter Corp
4.75%, 11/15/2029
(g)
600 508
Mercer International Inc
5.13%, 02/01/2029 739 626
5.50%, 01/15/2026 67 65
12.88%, 10/01/2028
(g)
75 80
$ 2,306
Gas - 0 .10%
AmeriGas Partners LP / AmeriGas Finance Corp
5.75%, 05/20/2027 631 611
5.88%, 08/20/2026 1,708 1,682
9.38%, 06/01/2028
(g)
600 628
South Jersey Industries Inc
5.02%, 04/15/2031 970 780
$ 3,701
Hand & Machine Tools - 0 .06%
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g)
375 341
11.50%, 06/15/2028
(g)
1,796 1,951
$ 2,292

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 1 .14%
Avantor Funding Inc
3.88%, 11/01/2029
(g)
$ 1,546 $ 1,425
4.63%, 07/15/2028
(g)
2,085 2,007
Bausch + Lomb Corp
8.38%, 10/01/2028
(g)
2,590 2,661
Embecta Corp
5.00%, 02/15/2030
(g),(h)
1,050 899
6.75%, 02/15/2030
(g)
300 268
Hologic Inc
3.25%, 02/15/2029
(g)
1,454 1,326
4.63%, 02/01/2028
(g)
889 861
Medline Borrower LP
3.88%, 04/01/2029
(g)
5,625 5,249
5.25%, 10/01/2029
(g)
5,482 5,299
Medline Borrower LP/Medline Co-Issuer Inc
6.25%, 04/01/2029
(g)
1,715 1,750
Neogen Food Safety Corp
8.63%, 07/20/2030
(g)
8,282 8,946
Sotera Health Holdings LLC
7.38%, 06/01/2031
(g)
9,555 9,746
Teleflex Inc
4.25%, 06/01/2028
(g)
1,304 1,239
4.63%, 11/15/2027 565 549
Varex Imaging Corp
7.88%, 10/15/2027
(g)
1,760 1,786
$ 44,011
Healthcare - Services - 4 .00%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
10,375 9,934
5.50%, 07/01/2028
(g)
3,900 3,826
AHP Health Partners Inc
5.75%, 07/15/2029
(g)
1,100 1,051
Catalent Pharma Solutions Inc
3.50%, 04/01/2030
(g)
2,275 2,192
5.00%, 07/15/2027
(g)
561 557
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
545 504
4.00%, 03/15/2031
(g)
435 395
4.25%, 05/01/2028
(g)
1,380 1,314
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(g)
3,160 2,599
5.25%, 05/15/2030
(g)
2,500 2,180
5.63%, 03/15/2027
(g)
3,300 3,160
6.00%, 01/15/2029
(g)
1,005 933
6.13%, 04/01/2030
(g)
2,000 1,518
6.88%, 04/01/2028
(g)
775 605
6.88%, 04/15/2029
(g)
1,525 1,251
8.00%, 12/15/2027
(g)
785 786
10.88%, 01/15/2032
(g)
1,680 1,806
Concentra Escrow Issuer Corp
6.88%, 07/15/2032
(g)
4,040 4,163
DaVita Inc
3.75%, 02/15/2031
(g)
4,250 3,676
4.63%, 06/01/2030
(g)
11,935 10,930
Encompass Health Corp
4.50%, 02/01/2028 1,960 1,895
4.63%, 04/01/2031 700 652
4.75%, 02/01/2030 1,600 1,525
Fortrea Holdings Inc
7.50%, 07/01/2030
(g)
450 456
Global Medical Response Inc
6.50%, 10/01/2025
(g)
36 35
HealthEquity Inc
4.50%, 10/01/2029
(g)
460 433
Heartland Dental LLC / Heartland Dental Finance
Corp
10.50%, 04/30/2028
(g)
1,350 1,438
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
IQVIA Inc
5.00%, 10/15/2026
(g)
$ 2,332 $ 2,298
5.00%, 05/15/2027
(g)
1,500 1,472
Kedrion SpA
6.50%, 09/01/2029
(g)
1,300 1,201
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(g)
1,440 1,392
LifePoint Health Inc
5.38%, 01/15/2029
(g)
540 489
9.88%, 08/15/2030
(g)
3,349 3,650
10.00%, 06/01/2032
(g)
9,980 10,592
11.00%, 10/15/2030
(g)
3,115 3,496
ModivCare Escrow Issuer Inc
5.00%, 10/01/2029
(g)
946 640
Molina Healthcare Inc
3.88%, 11/15/2030
(g)
2,302 2,082
3.88%, 05/15/2032
(g)
870 767
4.38%, 06/15/2028
(g)
225 214
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(g)
1,415 1,105
5.75%, 11/01/2028
(g)
1,214 719
Pediatrix Medical Group Inc
5.38%, 02/15/2030
(g)
705 640
Prime Healthcare Services Inc
7.25%, 11/01/2025
(g)
2,005 2,005
Radiology Partners Inc
9.78%, PIK 0.00%; 02/15/2030
(g),(i),(j)
1,070 937
Select Medical Corp
6.25%, 08/15/2026
(g)
1,265 1,275
Star Parent Inc
9.00%, 10/01/2030
(g)
2,610 2,785
Surgery Center Holdings Inc
7.25%, 04/15/2032
(g)
17,810 18,393
Tenet Healthcare Corp
4.25%, 06/01/2029 1,900 1,793
4.38%, 01/15/2030 1,525 1,431
4.63%, 06/15/2028 770 742
5.13%, 11/01/2027 1,070 1,051
6.13%, 10/01/2028
(h)
23,470 23,529
6.13%, 06/15/2030 4,075 4,090
6.75%, 05/15/2031 1,900 1,952
6.88%, 11/15/2031 401 429
Toledo Hospital/The
5.33%, 11/15/2028 1,080 1,043
6.02%, 11/15/2048 1,505 1,328
US Acute Care Solutions LLC
9.75%, 05/15/2029
(g)
800 793
$ 154,147
Holding Companies - Diversified - 0 .10%
Benteler International AG
10.50%, 05/15/2028
(g)
1,930 2,053
Stena International SA
7.25%, 01/15/2031
(g)
980 1,002
7.63%, 02/15/2031
(g)
960 987
$ 4,042
Home Builders - 0 .89%
Adams Homes Inc
9.25%, 10/15/2028
(g)
1,716 1,777
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 08/01/2029
(g)
385 355
4.63%, 04/01/2030
(g)
255 233
6.63%, 01/15/2028
(g)
305 307
Beazer Homes USA Inc
5.88%, 10/15/2027 6 6
7.25%, 10/15/2029 8 8
7.50%, 03/15/2031
(g)
5 5

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(g)
$ 1,840 $ 1,687
5.00%, 06/15/2029
(g)
278 258
6.25%, 09/15/2027
(g)
14 14
Century Communities Inc
3.88%, 08/15/2029
(g)
970 884
6.75%, 06/01/2027 979 985
Dream Finders Homes Inc
8.25%, 08/15/2028
(g)
1,730 1,795
Empire Communities Corp
9.75%, 05/01/2029
(g)
900 929
Forestar Group Inc
3.85%, 05/15/2026
(g)
235 227
5.00%, 03/01/2028
(g)
775 746
Installed Building Products Inc
5.75%, 02/01/2028
(g)
880 868
K Hovnanian Enterprises Inc
11.75%, 09/30/2029
(g)
580 644
KB Home
4.00%, 06/15/2031 675 609
4.80%, 11/15/2029 319 306
6.88%, 06/15/2027 340 351
7.25%, 07/15/2030 1,210 1,255
Landsea Homes Corp
8.88%, 04/01/2029
(g)
565 569
LGI Homes Inc
4.00%, 07/15/2029
(g)
1,161 1,039
8.75%, 12/15/2028
(g)
2,204 2,342
M/I Homes Inc
3.95%, 02/15/2030 1,185 1,078
4.95%, 02/01/2028 741 723
Mattamy Group Corp
4.63%, 03/01/2030
(g)
808 757
5.25%, 12/15/2027
(g)
650 636
New Home Co Inc/The
9.25%, 10/01/2029
(g)
2,102 2,118
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028 788 755
4.75%, 04/01/2029 500 474
STL Holding Co LLC
8.75%, 02/15/2029
(g)
1,630 1,697
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
510 497
5.75%, 01/15/2028
(g)
1,300 1,301
5.88%, 06/15/2027
(g)
585 587
Thor Industries Inc
4.00%, 10/15/2029
(g),(h)
960 865
Tri Pointe Homes Inc
5.25%, 06/01/2027 1,520 1,508
5.70%, 06/15/2028 1,123 1,120
Winnebago Industries Inc
6.25%, 07/15/2028
(g)
1,839 1,823
$ 34,138
Home Furnishings - 0 .06%
Tempur Sealy International Inc
3.88%, 10/15/2031
(g)
1,065 917
4.00%, 04/15/2029
(g)
1,406 1,284
$ 2,201
Housewares - 0 .31%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(g)
3,500 3,476
Newell Brands Inc
5.70%, 04/01/2026 2,001 1,996
6.38%, 09/15/2027 306 306
6.63%, 09/15/2029
(h)
400 401
6.87%, 04/01/2036 3,715 3,558
7.00%, 04/01/2046 1,014 891
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Housewares (continued)
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031 $ 1,000 $ 883
4.50%, 10/15/2029 314 292
5.25%, 12/15/2026 312 308
$ 12,111
Insurance - 4 .18%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
3,015 2,775
6.00%, 08/01/2029
(g)
690 650
7.50%, 11/06/2030
(g)
1,455 1,477
8.25%, 02/01/2029
(g)
17,075 17,365
8.50%, 06/15/2029
(g)
500 514
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
13,672 13,011
5.88%, 11/01/2029
(g)
1,475 1,412
6.75%, 10/15/2027
(g)
4,597 4,562
6.75%, 04/15/2028
(g)
1,600 1,608
7.00%, 01/15/2031
(g)
1,895 1,929
AmWINS Group Inc
4.88%, 06/30/2029
(g)
17,088 16,113
6.38%, 02/15/2029
(g)
1,100 1,116
Ardonagh Finco Ltd
7.75%, 02/15/2031
(g)
3,945 4,001
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(g)
18,195 18,406
Assurant Inc
7.00%, 03/27/2048
(k)
415 422
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(g)
4,003 3,813
7.50%, 02/15/2032
(g)
6,070 6,180
Baldwin Insurance Group Holdings LLC / Baldwin
Insurance Group Holdings Finance
7.13%, 05/15/2031
(g)
777 801
BroadStreet Partners Inc
5.88%, 04/15/2029
(g)
1,250 1,205
Constellation Insurance Inc
6.80%, 01/24/2030
(g)
135 134
Genworth Holdings Inc
6.50%, 06/15/2034 1,175 1,131
Global Atlantic Fin Co
4.70%, 10/15/2051
(g),(k)
1,152 1,081
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.80%
7.95%, 10/15/2054
(g),(k)
800 812
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
7,850 7,876
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(g)
6,770 6,789
8.13%, 02/15/2032
(g)
6,835 6,815
HUB International Ltd
5.63%, 12/01/2029
(g)
700 672
7.25%, 06/15/2030
(g)
4,150 4,280
7.38%, 01/31/2032
(g)
19,870 20,424
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(g)
4,995 5,239
10.50%, 12/15/2030
(g)
430 461
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(k)
660 618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
4.30%, 02/01/2061
(g)
700 440
7.80%, 03/07/2087
(g)
300 322
3 Month USD LIBOR + 3.58%

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Panther Escrow Issuer LLC
7.13%, 06/01/2031
(g)
$ 4,000 $ 4,104
Ryan Specialty LLC
4.38%, 02/01/2030
(g)
669 630
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(g)
720 692
USI Inc/NY
7.50%, 01/15/2032
(g)
900 931
Wilton RE Ltd
6.00%, 10/22/2030
(g),(k),(m)
100 88
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.27%
$ 160,899
Internet - 1 .39%
Acuris Finance US Inc / Acuris Finance SARL
5.00%, 05/01/2028
(g)
560 499
ANGI Group LLC
3.88%, 08/15/2028
(g)
100 87
Arches Buyer Inc
4.25%, 06/01/2028
(g)
1,050 937
6.13%, 12/01/2028
(g)
1,076 891
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g),(h)
3,990 3,659
5.63%, 09/15/2028
(g)
7,378 6,264
Cars.com Inc
6.38%, 11/01/2028
(g)
891 876
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(g)
1,570 1,585
Cogent Communications Group LLC
3.50%, 05/01/2026
(g)
2 2
7.00%, 06/15/2027
(g)
842 849
Gen Digital Inc
6.75%, 09/30/2027
(g)
765 778
7.13%, 09/30/2030
(g)
11,775 12,173
Getty Images Inc
9.75%, 03/01/2027
(g),(h)
268 268
Go Daddy Operating Co LLC / GD Finance Co Inc
3.50%, 03/01/2029
(g)
689 626
5.25%, 12/01/2027
(g)
1,535 1,511
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
576 531
ION Trading Technologies Sarl
5.75%, 05/15/2028
(g)
690 638
9.50%, 05/30/2029
(g)
1,655 1,720
Match Group Holdings II LLC
3.63%, 10/01/2031
(g)
275 237
4.13%, 08/01/2030
(g)
720 647
4.63%, 06/01/2028
(g)
1,225 1,169
5.00%, 12/15/2027
(g)
1,225 1,191
5.63%, 02/15/2029
(g)
1,149 1,118
Millennium Escrow Corp
6.63%, 08/01/2026
(g)
850 447
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029
(g)
1,750 1,216
11.75%, 10/15/2028
(g)
980 990
Rakuten Group Inc
5.13%, 04/22/2026
(g),(k),(m)
761 696
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(g),(h),(k),(m)
1,870 1,545
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
9.75%, 04/15/2029
(g)
2,926 3,098
11.25%, 02/15/2027
(g)
2,505 2,707
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Uber Technologies Inc
4.50%, 08/15/2029
(g)
$ 1,565 $ 1,509
6.25%, 01/15/2028
(g)
590 595
7.50%, 09/15/2027
(g)
1,052 1,072
8.00%, 11/01/2026
(g)
749 752
Ziff Davis Inc
4.63%, 10/15/2030
(g)
805 726
$ 53,609
Investment Companies - 0 .82%
Blue Owl Credit Income Corp
6.65%, 03/15/2031 3,325 3,349
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032
(g),(h)
805 733
5.25%, 04/15/2029
(g)
710 680
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 9,034 7,862
5.25%, 05/15/2027 2,514 2,411
6.25%, 05/15/2026 2,715 2,706
9.00%, 06/15/2030
(g)
7,375 7,471
9.75%, 01/15/2029
(g)
5,887 6,199
$ 31,411
Iron & Steel - 1 .13%
Algoma Steel Inc
9.13%, 04/15/2029
(g)
1,755 1,752
Allegheny Ludlum LLC
6.95%, 12/15/2025 170 173
ATI Inc
4.88%, 10/01/2029 383 364
5.13%, 10/01/2031 4 4
5.88%, 12/01/2027 1,095 1,086
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(g)
21,724 19,530
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
707 708
Carpenter Technology Corp
6.38%, 07/15/2028 369 371
7.63%, 03/15/2030 375 391
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(g)
395 374
4.88%, 03/01/2031
(g)
356 325
5.88%, 06/01/2027 566 565
6.25%, 10/01/2040 293 253
6.75%, 04/15/2030
(g)
805 810
7.00%, 03/15/2032
(g)
999 1,003
Commercial Metals Co
3.88%, 02/15/2031 3 3
4.13%, 01/15/2030 6 6
4.38%, 03/15/2032 426 389
Infrabuild Australia Pty Ltd
14.50%, 11/15/2028
(g)
920 948
Mineral Resources Ltd
8.00%, 11/01/2027
(g)
1,940 1,991
8.13%, 05/01/2027
(g)
1,080 1,095
9.25%, 10/01/2028
(g)
1,700 1,808
Specialty Steel
15.29%, 11/15/2026
(e),(f)
8,096 8,096
TMS International Corp/DE
6.25%, 04/15/2029
(g)
990 919
United States Steel Corp
6.88%, 03/01/2029 515 518
$ 43,482
Leisure Products & Services - 1 .40%
Acushnet Co
7.38%, 10/15/2028
(g)
57 59
Amer Sports Co
6.75%, 02/16/2031
(g),(h)
1,340 1,333

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Carnival Corp
4.00%, 08/01/2028
(g)
$ 2,540 $ 2,403
5.75%, 03/01/2027
(g)
14,635 14,562
6.00%, 05/01/2029
(g)
1,393 1,390
6.65%, 01/15/2028 219 220
7.00%, 08/15/2029
(g)
364 380
7.63%, 03/01/2026
(g)
1,330 1,343
10.50%, 06/01/2030
(g)
1,300 1,413
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
2,106 2,277
Carnival PLC
7.88%, 06/01/2027 750 795
Life Time Inc
5.75%, 01/15/2026
(g)
1,785 1,778
Lindblad Expeditions Holdings Inc
9.00%, 05/15/2028
(g)
300 312
Lindblad Expeditions LLC
6.75%, 02/15/2027
(g)
200 200
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(g)
1,390 1,320
NCL Corp Ltd
5.88%, 03/15/2026
(g)
2,185 2,175
5.88%, 02/15/2027
(g)
1,460 1,449
7.75%, 02/15/2029
(g),(h)
963 1,013
8.13%, 01/15/2029
(g)
897 954
8.38%, 02/01/2028
(g)
540 569
NCL Finance Ltd
6.13%, 03/15/2028
(g)
500 500
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 600 565
4.25%, 07/01/2026
(g)
370 360
5.38%, 07/15/2027
(g)
1,350 1,342
5.50%, 08/31/2026
(g)
1,720 1,712
5.50%, 04/01/2028
(g)
3,445 3,432
6.00%, 02/01/2033
(g),(l)
951 957
6.25%, 03/15/2032
(g)
1,700 1,734
7.25%, 01/15/2030
(g)
915 959
7.50%, 10/15/2027 400 423
9.25%, 01/15/2029
(g)
1,303 1,393
Sabre GLBL Inc
8.63%, 06/01/2027
(g)
570 533
11.25%, 12/15/2027
(g)
780 772
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
11 11
7.00%, 02/15/2029
(g)
1,001 1,011
9.13%, 07/15/2031
(g)
1,314 1,433
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(g)
330 326
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
554 541
$ 53,949
Lodging - 2 .14%
Boyd Gaming Corp
4.75%, 12/01/2027 1,070 1,040
4.75%, 06/15/2031
(g)
15,471 14,251
Full House Resorts Inc
8.25%, 02/15/2028
(g)
1,700 1,674
Genting New York LLC / GENNY Capital Inc
3.30%, 02/15/2026
(g)
95 91
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
2,975 2,606
3.75%, 05/01/2029
(g)
1,120 1,038
4.00%, 05/01/2031
(g)
1,555 1,408
4.88%, 01/15/2030 1,650 1,595
5.75%, 05/01/2028
(g)
170 170
5.88%, 04/01/2029
(g)
777 783
6.13%, 04/01/2032
(g)
327 330
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
6.63%, 01/15/2032
(g)
$ 995 $ 1,005
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
4.88%, 07/01/2031
(g)
1,850 1,666
5.00%, 06/01/2029
(g)
6 6
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp
4.88%, 04/01/2027 969 956
Melco Resorts Finance Ltd
5.25%, 04/26/2026 810 784
5.38%, 12/04/2029
(g)
2,215 1,992
5.63%, 07/17/2027 780 744
5.75%, 07/21/2028
(g)
2,460 2,305
7.63%, 04/17/2032
(g)
2,229 2,218
MGM China Holdings Ltd
4.75%, 02/01/2027
(g)
1,100 1,050
5.88%, 05/15/2026
(g),(h)
2,000 1,978
7.13%, 06/26/2031
(g),(h)
500 507
MGM Resorts International
4.63%, 09/01/2026 1 1
4.75%, 10/15/2028 955 918
5.50%, 04/15/2027 843 837
6.50%, 04/15/2032 1,670 1,676
Station Casinos LLC
4.50%, 02/15/2028
(g)
600 569
4.63%, 12/01/2031
(g),(h)
20,945 19,087
6.63%, 03/15/2032
(g)
1,380 1,393
Studio City Finance Ltd
5.00%, 01/15/2029
(g)
2,082 1,855
6.50%, 01/15/2028
(g)
1,749 1,676
Travel + Leisure Co
4.50%, 12/01/2029
(g)
1,115 1,036
4.63%, 03/01/2030
(g)
900 827
6.00%, 04/01/2027 1,549 1,554
6.60%, 10/01/2025 718 724
6.63%, 07/31/2026
(g)
1,775 1,791
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
1,445 1,363
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
1,054 1,033
Wynn Macau Ltd
5.13%, 12/15/2029
(g)
1,505 1,376
5.50%, 01/15/2026
(g)
1,880 1,849
5.50%, 10/01/2027
(g)
980 935
5.63%, 08/26/2028
(g)
1,680 1,591
$ 82,288
Machinery - Construction & Mining - 0 .08%
BWX Technologies Inc
4.13%, 06/30/2028
(g)
497 473
4.13%, 04/15/2029
(g)
910 858
Terex Corp
5.00%, 05/15/2029
(g)
756 727
Vertiv Group Corp
4.13%, 11/15/2028
(g)
1,000 947
$ 3,005
Machinery - Diversified - 1 .02%
ATS Corp
4.13%, 12/15/2028
(g)
26 24
Chart Industries Inc
7.50%, 01/01/2030
(g)
8,867 9,225
9.50%, 01/01/2031
(g)
7,640 8,298
Esab Corp
6.25%, 04/15/2029
(g)
703 713
GrafTech Finance Inc
4.63%, 12/15/2028
(g),(h)
600 417

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
GrafTech Global Enterprises Inc
9.88%, 12/15/2028
(g),(h)
$ 542 $ 419
Husky Injection Molding Systems Ltd / Titan Co-
Borrower LLC
9.00%, 02/15/2029
(g)
1,800 1,848
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
1,420 1,461
Mueller Water Products Inc
4.00%, 06/15/2029
(g)
240 224
OT Merger Corp
7.88%, 10/15/2029
(g)
345 150
SPX FLOW Inc
8.75%, 04/01/2030
(g)
10,426 10,863
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(g)
4,810 4,809
TK Elevator US Newco Inc
5.25%, 07/15/2027
(g)
932 914
$ 39,365
Media - 5 .16%
AMC Networks Inc
4.25%, 02/15/2029
(h)
655 451
10.25%, 01/15/2029
(g)
422 417
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026
(g)
360 213
Belo Corp
7.25%, 09/15/2027
(h)
1,640 1,657
7.75%, 06/01/2027 1,515 1,571
Block Communications Inc
4.88%, 03/01/2028
(g)
437 399
Cable One Inc
4.00%, 11/15/2030
(g),(h)
1,670 1,284
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
9,470 8,057
4.25%, 01/15/2034
(g)
9,789 7,733
4.50%, 08/15/2030
(g)
2,940 2,574
4.50%, 05/01/2032 9,221 7,721
4.50%, 06/01/2033
(g)
5,416 4,450
4.75%, 03/01/2030
(g)
6,975 6,244
4.75%, 02/01/2032
(g)
2,325 1,988
5.00%, 02/01/2028
(g)
4,770 4,541
5.13%, 05/01/2027
(g)
3,583 3,480
5.38%, 06/01/2029
(g)
4,102 3,835
5.50%, 05/01/2026
(g)
2,070 2,059
6.38%, 09/01/2029
(g)
2,100 2,045
7.38%, 03/01/2031
(g),(h)
2,580 2,605
CSC Holdings LLC
3.38%, 02/15/2031
(g)
1,150 764
4.13%, 12/01/2030
(g)
600 415
4.50%, 11/15/2031
(g)
1,110 765
4.63%, 12/01/2030
(g)
6,710 2,651
5.00%, 11/15/2031
(g)
565 226
5.38%, 02/01/2028
(g)
900 714
5.50%, 04/15/2027
(g)
3,580 2,993
5.75%, 01/15/2030
(g)
2,382 961
6.50%, 02/01/2029
(g)
1,563 1,204
7.50%, 04/01/2028
(g)
3,815 2,139
11.25%, 05/15/2028
(g)
1,010 913
11.75%, 01/31/2029
(g)
1,940 1,754
Cumulus Media New Holdings Inc
8.00%, 07/01/2029
(g)
348 136
Directv Financing LLC
8.88%, 02/01/2030
(g)
1,450 1,452
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
4,834 4,655
DISH DBS Corp
5.25%, 12/01/2026
(g)
3,210 2,672
5.75%, 12/01/2028
(g)
2,945 2,162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH Network Corp
11.75%, 11/15/2027
(g)
$ 13,923 $ 13,936
Gannett Holdings LLC
6.00%, 11/01/2026
(g)
1,825 1,773
GCI LLC
4.75%, 10/15/2028
(g)
800 743
Gray Television Inc
4.75%, 10/15/2030
(g)
700 470
5.38%, 11/15/2031
(g)
920 600
7.00%, 05/15/2027
(g),(h)
155 150
10.50%, 07/15/2029
(g)
1,530 1,597
Historic TW Inc
8.30%, 01/15/2036
(i)
13 14
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
1,061 883
6.75%, 10/15/2027
(g)
2,835 2,642
McGraw-Hill Education Inc
5.75%, 08/01/2028
(g)
1,760 1,695
8.00%, 08/01/2029
(g)
4,316 4,209
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(g)
1,355 1,330
News Corp
3.88%, 05/15/2029
(g)
705 653
5.13%, 02/15/2032
(g)
426 405
Nexstar Media Inc
4.75%, 11/01/2028
(g)
3,277 3,015
5.63%, 07/15/2027
(g)
4,643 4,503
Paramount Global
6.25%, 02/28/2057
(k)
1,657 1,447
3 Month USD LIBOR + 3.90%
6.38%, 03/30/2062
(k)
1,460 1,340
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
1,200 960
6.50%, 09/15/2028
(g)
1,085 596
Scripps Escrow II Inc
5.38%, 01/15/2031
(g)
2,773 1,327
Sinclair Television Group Inc
4.13%, 12/01/2030
(g),(h)
755 525
5.13%, 02/15/2027
(g)
18 15
5.50%, 03/01/2030
(g),(h)
830 505
Sirius XM Radio Inc
3.13%, 09/01/2026
(g)
1,178 1,119
3.88%, 09/01/2031
(g)
300 251
4.00%, 07/15/2028
(g)
5,005 4,593
4.13%, 07/01/2030
(g)
8,895 7,732
5.00%, 08/01/2027
(g)
2,595 2,511
5.50%, 07/01/2029
(g)
1,322 1,264
SportsNet New York
10.25%, 01/15/2025
(e),(f)
4,130 3,932
Sunrise FinCo I BV
4.88%, 07/15/2031
(g)
2,180 1,983
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
5 5
TEGNA Inc
4.63%, 03/15/2028 2,800 2,569
4.75%, 03/15/2026
(g)
918 904
5.00%, 09/15/2029 2,900 2,646
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
3,600 3,433
Univision Communications Inc
4.50%, 05/01/2029
(g)
1,400 1,223
6.63%, 06/01/2027
(g)
2,307 2,296
7.38%, 06/30/2030
(g)
1,200 1,155
8.00%, 08/15/2028
(g)
2,397 2,409
8.50%, 07/31/2031
(g)
2,276 2,252

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Urban One Inc
7.38%, 02/01/2028
(g)
$ 450 $ 343
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
12,896 10,868
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
710 616
5.50%, 05/15/2029
(g)
2,625 2,445
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
1,880 1,761
VZ Secured Financing BV
5.00%, 01/15/2032
(g)
3,035 2,659
Warner Media LLC
7.63%, 04/15/2031 300 320
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
815 720
6.00%, 01/15/2027
(g)
1,255 1,248
Ziggo BV
4.88%, 01/15/2030
(g)
100 91
$ 198,581
Metal Fabrication & Hardware - 0 .10%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
1,830 1,792
6.38%, 06/15/2030
(g)
995 1,002
Park-Ohio Industries Inc
6.63%, 04/15/2027 940 903
Roller Bearing Co of America Inc
4.38%, 10/15/2029
(g)
5 5
$ 3,702
Mining - 1 .72%
Alcoa Nederland Holding BV
4.13%, 03/31/2029
(g)
605 565
AngloGold Ashanti Holdings PLC
6.50%, 04/15/2040 350 356
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(g)
6,597 7,019
11.50%, 10/01/2031
(g)
10,460 11,688
Century Aluminum Co
7.50%, 04/01/2028
(g),(h)
11,500 11,670
Coeur Mining Inc
5.13%, 02/15/2029
(g)
1,060 990
Compass Minerals International Inc
6.75%, 12/01/2027
(g),(h)
1,133 1,115
Constellium SE
3.75%, 04/15/2029
(g)
5,175 4,722
5.63%, 06/15/2028
(g)
370 364
5.88%, 02/15/2026
(g)
35 35
6.38%, 08/15/2032
(g),(l)
1,575 1,573
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(g)
1,815 1,641
4.50%, 09/15/2027
(g)
270 259
5.88%, 04/15/2030
(g)
700 690
6.13%, 04/15/2032
(g)
230 228
Hecla Mining Co
7.25%, 02/15/2028 410 413
Hudbay Minerals Inc
4.50%, 04/01/2026 1,110 1,085
6.13%, 04/01/2029 570 570
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 435
Kaiser Aluminum Corp
4.50%, 06/01/2031
(g)
861 763
4.63%, 03/01/2028
(g)
5 5
New Gold Inc
7.50%, 07/15/2027
(g)
1,999 2,022
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(g)
15,820 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Novelis Corp
3.25%, 11/15/2026
(g)
$ 1,385 $ 1,318
3.88%, 08/15/2031
(g)
3,735 3,281
4.75%, 01/30/2030
(g)
11,660 11,017
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(g)
1,366 1,364
7.50%, 04/26/2029
(g),(h)
383 393
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
800 820
$ 66,401
Miscellaneous Manufacturers - 0 .18%
Amsted Industries Inc
4.63%, 05/15/2030
(g)
750 691
5.63%, 07/01/2027
(g)
1,210 1,190
Calderys Financing LLC
11.25%, 06/01/2028
(g)
590 631
Enpro Inc
5.75%, 10/15/2026 61 61
FXI Holdings Inc
12.25%, 11/15/2026
(g)
1,651 1,643
12.25%, 11/15/2026
(g)
500 497
Hillenbrand Inc
3.75%, 03/01/2031 18 16
5.00%, 09/15/2026 200 197
6.25%, 02/15/2029 1,284 1,300
LSB Industries Inc
6.25%, 10/15/2028
(g)
700 681
Trinity Industries Inc
7.75%, 07/15/2028
(g)
200 209
$ 7,116
Office & Business Equipment - 0 .10%
Pitney Bowes Inc
6.88%, 03/15/2027
(g),(h)
421 416
7.25%, 03/15/2029
(g)
404 380
Xerox Corp
4.80%, 03/01/2035 400 273
6.75%, 12/15/2039 650 511
Xerox Holdings Corp
5.50%, 08/15/2028
(g)
1,749 1,484
8.88%, 11/30/2029
(g)
1,000 929
$ 3,993
Office Furnishings - 0 .04%
Steelcase Inc
5.13%, 01/18/2029 1,453 1,402
Oil & Gas - 4 .96%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(g)
1,570 1,591
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
5.88%, 06/30/2029
(g)
1,150 1,128
7.00%, 11/01/2026
(g)
830 831
8.25%, 12/31/2028
(g)
63 65
Athabasca Oil Corp
9.75%, 11/01/2026
(g)
591 624
Baytex Energy Corp
7.38%, 03/15/2032
(g)
506 517
8.50%, 04/30/2030
(g)
1,300 1,372
Berry Petroleum Co LLC
7.00%, 02/15/2026
(g)
1,565 1,549
California Resources Corp
7.13%, 02/01/2026
(g)
1,335 1,338
8.25%, 06/15/2029
(g)
2,270 2,325
Calumet Specialty Products Partners LP / Calumet
Finance Corp
8.13%, 01/15/2027
(g)
566 530
9.75%, 07/15/2028
(g)
296 271

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chesapeake Energy Corp
5.50%, 02/01/2026
(g)
$ 1,000 $ 994
5.88%, 02/01/2029
(g)
954 948
6.75%, 04/15/2029
(g)
3,545 3,582
Chord Energy Corp
6.38%, 06/01/2026
(g)
2,100 2,110
Civitas Resources Inc
5.00%, 10/15/2026
(g)
750 734
8.38%, 07/01/2028
(g)
2,370 2,488
8.63%, 11/01/2030
(g)
5,480 5,919
8.75%, 07/01/2031
(g)
2,348 2,525
CNX Resources Corp
6.00%, 01/15/2029
(g)
1,970 1,950
7.25%, 03/01/2032
(g)
3,461 3,576
7.38%, 01/15/2031
(g),(h)
4,949 5,109
Comstock Resources Inc
5.88%, 01/15/2030
(g)
6,560 6,102
6.75%, 03/01/2029
(g)
2,300 2,228
6.75%, 03/01/2029
(g)
500 483
Crescent Energy Finance LLC
7.38%, 01/15/2033
(g)
1,200 1,217
7.63%, 04/01/2032
(g)
1,545 1,584
9.25%, 02/15/2028
(g)
1,437 1,517
CVR Energy Inc
5.75%, 02/15/2028
(g)
1,710 1,612
8.50%, 01/15/2029
(g)
1,743 1,773
Diamond Foreign Asset Co / Diamond Finance LLC
8.50%, 10/01/2030
(g)
700 745
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(g)
565 580
8.75%, 05/01/2031
(g)
1,518 1,594
Endeavor Energy Resources LP / EER Finance Inc
5.75%, 01/30/2028
(g)
337 340
EnQuest PLC
11.63%, 11/01/2027
(g),(h)
300 307
Global Marine Inc
7.00%, 06/01/2028 300 281
Greenfire Resources Ltd
12.00%, 10/01/2028
(g)
1,107 1,190
Gulfport Energy Corp
8.00%, 05/17/2026 370 375
Harbour Energy PLC
5.50%, 10/15/2026
(g)
1,065 1,051
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
800 787
6.00%, 04/15/2030
(g)
2,600 2,544
6.00%, 02/01/2031
(g)
3,279 3,182
6.25%, 11/01/2028
(g)
500 500
6.25%, 04/15/2032
(g)
5,327 5,182
6.88%, 05/15/2034
(g)
100 99
8.38%, 11/01/2033
(g)
2,660 2,878
Ithaca Energy North Sea PLC
9.00%, 07/15/2026
(g)
1,755 1,784
Kraken Oil & Gas Partners LLC
7.63%, 08/15/2029
(g)
724 731
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp
6.00%, 08/01/2026
(g)
374 372
Matador Resources Co
6.50%, 04/15/2032
(g)
2,500 2,513
6.88%, 04/15/2028
(g)
2,730 2,784
MEG Energy Corp
5.88%, 02/01/2029
(g)
3,995 3,945
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
900 899
10.50%, 05/15/2027
(g)
1,350 1,381
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Murphy Oil Corp
5.87%, 12/01/2042 $ 375 $ 344
5.88%, 12/01/2027 595 595
6.38%, 07/15/2028 808 813
7.05%, 05/01/2029 365 385
Nabors Industries Inc
7.38%, 05/15/2027
(g)
1,645 1,675
9.13%, 01/31/2030
(g)
787 841
Nabors Industries Ltd
7.25%, 01/15/2026
(g)
815 830
7.50%, 01/15/2028
(g)
400 393
Noble Finance II LLC
8.00%, 04/15/2030
(g)
420 441
Northern Oil & Gas Inc
8.13%, 03/01/2028
(g)
1,936 1,975
8.75%, 06/15/2031
(g)
1,060 1,117
Parkland Corp
4.50%, 10/01/2029
(g)
908 848
4.63%, 05/01/2030
(g)
1,075 999
5.88%, 07/15/2027
(g)
75 75
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 525 515
7.88%, 09/15/2030
(g),(h)
866 897
Permian Resources Operating LLC
5.38%, 01/15/2026
(g)
705 704
5.88%, 07/01/2029
(g)
1,990 1,978
7.00%, 01/15/2032
(g)
1,522 1,576
7.75%, 02/15/2026
(g)
433 438
8.00%, 04/15/2027
(g)
500 516
9.88%, 07/15/2031
(g)
1,767 1,969
Petrofac Ltd
0.00%, 11/15/2026
(d),(g)
797 126
Precision Drilling Corp
6.88%, 01/15/2029
(g)
600 600
Puma International Financing SA
5.00%, 01/24/2026
(g)
600 586
7.75%, 04/25/2029
(g)
1,970 1,995
Range Resources Corp
4.75%, 02/15/2030
(g)
1,105 1,047
8.25%, 01/15/2029 435 452
Saturn Oil & Gas Inc
9.63%, 06/15/2029
(g)
1,355 1,392
Seadrill Finance Ltd
8.38%, 08/01/2030
(g)
850 896
Sitio Royalties Operating Partnership LP / Sitio
Finance Corp
7.88%, 11/01/2028
(g)
1,030 1,078
SM Energy Co
6.50%, 07/15/2028 1,160 1,157
6.63%, 01/15/2027 11 11
6.75%, 09/15/2026 1,075 1,076
6.75%, 08/01/2029
(g)
2,560 2,577
7.00%, 08/01/2032
(g)
7,580 7,662
Southwestern Energy Co
5.38%, 02/01/2029 5 5
8.38%, 09/15/2028 65 67
Sunoco LP
7.00%, 05/01/2029
(g)
1,133 1,166
7.25%, 05/01/2032
(g)
1,085 1,128
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 1,425 1,347
4.50%, 04/30/2030 1,150 1,073
5.88%, 03/15/2028 807 804
6.00%, 04/15/2027 788 786
7.00%, 09/15/2028
(g)
470 483
Talos Production Inc
9.00%, 02/01/2029
(g)
1,100 1,159
9.38%, 02/01/2031
(g)
1,800 1,908

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Teine Energy Ltd
6.88%, 04/15/2029
(g)
$ 4,400 $ 4,363
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029
(g)
1,620 1,536
Transocean Aquila Ltd
8.00%, 09/30/2028
(g)
277 282
Transocean Inc
6.80%, 03/15/2038 7,415 6,365
7.50%, 04/15/2031 7,895 7,617
8.00%, 02/01/2027
(g)
570 571
8.25%, 05/15/2029
(g)
980 1,001
8.50%, 05/15/2031
(g)
4,765 4,877
8.75%, 02/15/2030
(g)
735 772
9.35%, 12/15/2041 250 235
Transocean Poseidon Ltd
6.88%, 02/01/2027
(g)
107 106
Transocean Titan Financing Ltd
8.38%, 02/01/2028
(g)
10 10
Valaris Ltd
8.38%, 04/30/2030
(g)
1,608 1,684
Vantage Drilling International Ltd
9.50%, 02/15/2028
(g)
300 302
Vermilion Energy Inc
6.88%, 05/01/2030
(g)
515 512
Viper Energy Inc
5.38%, 11/01/2027
(g)
1,400 1,378
7.38%, 11/01/2031
(g)
9,475 9,943
Vital Energy Inc
7.75%, 07/31/2029
(g)
1,965 1,987
7.88%, 04/15/2032
(g)
620 631
9.75%, 10/15/2030 490 536
W&T Offshore Inc
11.75%, 02/01/2026
(g)
1,000 1,027
$ 190,876
Oil & Gas Services - 0 .50%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
985 983
6.88%, 04/01/2027
(g)
1,350 1,356
Bristow Group Inc
6.88%, 03/01/2028
(g)
1,905 1,888
Enerflex Ltd
9.00%, 10/15/2027
(g)
1,130 1,165
Helix Energy Solutions Group Inc
9.75%, 03/01/2029
(g)
2,150 2,297
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(g)
1,216 1,227
KLX Energy Services Holdings Inc
11.50%, 11/01/2025
(g)
265 261
Kodiak Gas Services LLC
7.25%, 02/15/2029
(g)
1,000 1,029
Nine Energy Service Inc
13.00%, 02/01/2028 400 319
Oceaneering International Inc
6.00%, 02/01/2028 439 437
6.00%, 02/01/2028 1,976 1,968
Solaris Midstream Holdings LLC
7.63%, 04/01/2026
(g)
419 422
Telford Offshore Ltd
12.00%, PIK 12.00%
(i),(j),(m)
504 7
USA Compression Partners LP / USA Compression
Finance Corp
6.88%, 09/01/2027 1,732 1,742
7.13%, 03/15/2029
(g)
1,415 1,440
Viridien
8.75%, 04/01/2027
(g),(h)
624 599
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Weatherford International Ltd
8.63%, 04/30/2030
(g)
$ 2,035 $ 2,118
$ 19,258
Packaging & Containers - 2 .19%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(g),(i),(j)
1,047 264
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(g)
708 631
4.00%, 09/01/2029
(g)
18,019 15,304
6.00%, 06/15/2027
(g)
1,045 1,039
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(g)
495 419
5.25%, 08/15/2027
(g)
814 472
5.25%, 08/15/2027
(g)
1,015 589
Ball Corp
2.88%, 08/15/2030 480 412
3.13%, 09/15/2031 95 81
6.00%, 06/15/2029 756 763
6.88%, 03/15/2028 490 504
Berry Global Inc
4.50%, 02/15/2026
(g)
296 289
5.63%, 07/15/2027
(g)
770 762
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
511 495
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
89 84
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
160 159
6.88%, 01/15/2030
(g),(l)
619 617
8.75%, 04/15/2030
(g)
2,270 2,228
Crown Americas LLC
5.25%, 04/01/2030 480 470
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 475 459
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 868 855
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 681
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
1,035 1,009
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(g)
6,526 6,397
Iris Holding Inc
10.00%, 12/15/2028
(g)
600 508
LABL Inc
5.88%, 11/01/2028
(g)
1,300 1,201
6.75%, 07/15/2026
(g)
1,620 1,610
8.25%, 11/01/2029
(g)
1,965 1,722
9.50%, 11/01/2028
(g)
1,002 1,012
10.50%, 07/15/2027
(g)
1,155 1,125
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
3,269 3,374
9.25%, 04/15/2027
(g)
1,900 1,903
OI European Group BV
4.75%, 02/15/2030
(g)
302 278
Owens-Brockway Glass Container Inc
6.63%, 05/13/2027
(g)
415 415
7.25%, 05/15/2031
(g)
500 495
7.38%, 06/01/2032
(g)
300 296
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC
4.00%, 10/15/2027
(g)
1,215 1,148

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(g)
$ 758 $ 712
Pactiv LLC
7.95%, 12/15/2025 124 127
8.38%, 04/15/2027 10 11
Sealed Air Corp
4.00%, 12/01/2027
(g)
680 645
5.00%, 04/15/2029
(g)
213 206
6.50%, 07/15/2032
(g)
2,198 2,228
6.88%, 07/15/2033
(g)
870 915
Sealed Air Corp/Sealed Air Corp US
6.13%, 02/01/2028
(g)
870 876
7.25%, 02/15/2031
(g)
5,150 5,361
Silgan Holdings Inc
4.13%, 02/01/2028 1,015 967
Trident TPI Holdings Inc
12.75%, 12/31/2028
(g)
1,755 1,918
TriMas Corp
4.13%, 04/15/2029
(g)
1,507 1,392
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
17,837 17,471
8.50%, 08/15/2027
(g)
1,562 1,533
$ 84,432
Pharmaceuticals - 1 .05%
180 Medical Inc
3.88%, 10/15/2029
(g)
105 95
AdaptHealth LLC
4.63%, 08/01/2029
(g)
205 183
5.13%, 03/01/2030
(g)
588 526
6.13%, 08/01/2028
(g)
410 400
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
700 518
9.25%, 04/01/2026
(g)
996 879
Bausch Health Cos Inc
4.88%, 06/01/2028
(g)
1,960 1,509
5.00%, 01/30/2028
(g)
500 280
5.00%, 02/15/2029
(g)
500 257
5.25%, 01/30/2030
(g)
835 422
5.25%, 02/15/2031
(g)
580 295
5.50%, 11/01/2025
(g)
830 777
5.75%, 08/15/2027
(g)
345 281
6.13%, 02/01/2027
(g)
5 4
6.25%, 02/15/2029
(g)
955 504
7.00%, 01/15/2028
(g)
225 130
7.25%, 05/30/2029
(g)
400 216
9.00%, 12/15/2025
(g)
412 367
11.00%, 09/30/2028
(g)
2,200 2,058
14.00%, 10/15/2030
(g)
221 190
BellRing Brands Inc
7.00%, 03/15/2030
(g)
1,597 1,646
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(g)
785 734
Elanco Animal Health Inc
6.65%, 08/28/2028 800 814
Endo Finance Holdings Inc
8.50%, 04/15/2031
(g)
1,300 1,370
Grifols SA
3.88%, 10/15/2028
(g)
EUR 3,800 3,619
4.75%, 10/15/2028
(g)
$ 5,080 4,635
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(g),(h)
1,148 1,141
HLF Financing Sarl LLC / Herbalife International
Inc
4.88%, 06/01/2029
(g)
1,384 941
12.25%, 04/15/2029
(g)
2,050 2,055
Jazz Securities DAC
4.38%, 01/15/2029
(g)
1,500 1,409
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
14.75%, 11/14/2028
(g)
$ 2,160 $ 2,351
Option Care Health Inc
4.38%, 10/31/2029
(g)
2,583 2,413
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(g)
2,790 2,621
5.13%, 04/30/2031
(g),(h)
1,790 1,647
6.75%, 05/15/2034
(g)
60 61
7.88%, 05/15/2034
(g)
626 650
Owens & Minor Inc
4.50%, 03/31/2029
(g),(h)
555 488
6.63%, 04/01/2030
(g),(h)
950 887
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(g)
1,135 1,044
$ 40,417
Pipelines - 4 .80%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
620 606
5.75%, 03/01/2027
(g)
335 334
5.75%, 01/15/2028
(g)
5,725 5,687
6.63%, 02/01/2032
(g)
852 869
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(g)
680 680
7.00%, 07/15/2029
(g)
665 683
7.25%, 07/15/2032
(g)
3,375 3,513
Buckeye Partners LP
4.13%, 12/01/2027 65 61
4.50%, 03/01/2028
(g)
5,230 4,989
5.60%, 10/15/2044 2,594 2,150
5.85%, 11/15/2043 4,840 4,294
6.75%, 08/15/2033 32 32
6.88%, 07/01/2029
(g)
810 823
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
8,830 8,091
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(g)
12,275 11,773
7.50%, 12/15/2033
(g)
820 867
Delek Logistics Partners LP / Delek Logistics
Finance Corp
7.13%, 06/01/2028
(g)
891 888
8.63%, 03/15/2029
(g)
2,473 2,569
DT Midstream Inc
4.13%, 06/15/2029
(g)
1,264 1,182
4.38%, 06/15/2031
(g)
1,100 1,014
Energy Transfer LP
7.13%, 10/01/2054
(h),(k)
770 773
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
8.00%, 05/15/2054
(k)
2,035 2,167
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
EQM Midstream Partners LP
4.13%, 12/01/2026 400 391
4.50%, 01/15/2029
(g)
7 7
4.75%, 01/15/2031
(g)
7,120 6,722
5.50%, 07/15/2028 1,693 1,685
6.38%, 04/01/2029
(g)
475 485
6.50%, 07/01/2027
(g)
886 903
6.50%, 07/15/2048 1,460 1,482
7.50%, 06/01/2027
(g)
1,288 1,323
7.50%, 06/01/2030
(g)
1,264 1,364
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/2027
(g)
805 864

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Genesis Energy LP / Genesis Energy Finance Corp
7.75%, 02/01/2028 $ 1,376 $ 1,396
7.88%, 05/15/2032 3,458 3,531
8.00%, 01/15/2027 2,325 2,377
8.25%, 01/15/2029 3,875 4,031
8.88%, 04/15/2030 4,675 4,950
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 976 972
8.25%, 01/15/2032
(g)
776 797
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
576 589
7.50%, 05/15/2032
(g)
5,507 5,666
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
510 473
5.50%, 10/15/2030
(g)
2,690 2,613
6.50%, 06/01/2029
(g)
512 522
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032
(g)
884 910
8.88%, 07/15/2028
(g)
710 756
ITT Holdings LLC
6.50%, 08/01/2029
(g)
1,900 1,783
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
150 149
6.63%, 12/15/2028
(g)
250 255
Martin Midstream Partners LP / Martin Midstream
Finance Corp
11.50%, 02/15/2028
(g)
700 767
New Fortress Energy Inc
6.50%, 09/30/2026
(g)
1,320 1,227
6.75%, 09/15/2025
(g)
1,600 1,573
8.75%, 03/15/2029
(g),(h)
416 377
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g)
1,214 1,230
8.38%, 02/15/2032
(g)
1,760 1,799
NuStar Logistics LP
5.63%, 04/28/2027 485 483
5.75%, 10/01/2025 485 485
6.38%, 10/01/2030 6,380 6,511
Prairie Acquiror LP
9.00%, 08/01/2029
(g)
6,794 7,006
Rockies Express Pipeline LLC
6.88%, 04/15/2040
(g)
243 239
Summit Midstream Holdings LLC
8.63%, 10/31/2029
(g)
800 818
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(g)
1,447 1,396
6.00%, 03/01/2027
(g)
791 785
6.00%, 12/31/2030
(g)
1,720 1,630
6.00%, 09/01/2031
(g)
3,205 3,021
7.38%, 02/15/2029
(g)
6,174 6,255
TransMontaigne Partners LP / TLP Finance Corp
6.13%, 02/15/2026 500 492
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(g)
1,200 1,110
3.88%, 11/01/2033
(g)
1,030 893
4.13%, 08/15/2031
(g)
1,200 1,091
6.25%, 01/15/2030
(g)
1,330 1,366
Venture Global LNG Inc
7.00%, 01/15/2030
(g)
6,015 6,078
8.13%, 06/01/2028
(g)
2,629 2,738
8.38%, 06/01/2031
(g)
18,896 19,857
9.50%, 02/01/2029
(g)
4,370 4,862
9.88%, 02/01/2032
(g)
8,720 9,680
$ 184,810
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Private Equity - 0 .26%
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(g),(h)
$ 8,393 $ 7,367
8.00%, 06/15/2027
(g)
2,700 2,824
$ 10,191
Real Estate - 0 .35%
Anywhere Real Estate Group LLC / Anywhere Co-
Issuer Corp
7.00%, 04/15/2030
(g),(h)
1,060 899
Anywhere Real Estate Group LLC / Realogy Co-
Issuer Corp
5.25%, 04/15/2030
(g)
505 338
5.75%, 01/15/2029
(g)
700 481
CoreLogic Inc
4.50%, 05/01/2028
(g)
1,048 967
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
1,560 1,563
8.88%, 09/01/2031
(g)
1,264 1,360
Five Point Operating Co LP / Five Point Capital
Corp
10.50%, 01/15/2028
(g),(i)
825 848
Howard Hughes Corp/The
4.13%, 02/01/2029
(g)
1,535 1,409
4.38%, 02/01/2031
(g)
1,083 968
5.38%, 08/01/2028
(g)
1,540 1,493
Hunt Cos Inc
5.25%, 04/15/2029
(g)
480 452
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 592
4.75%, 02/01/2030 80 68
5.00%, 03/01/2031 1,378 1,163
Newmark Group Inc
7.50%, 01/12/2029 950 997
$ 13,598
REITs - 2 .47%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(g)
477 407
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(g),(h)
1,251 1,148
Brandywine Operating Partnership LP
3.95%, 11/15/2027 1,185 1,094
4.55%, 10/01/2029 284 255
8.05%, 03/15/2028 400 421
8.88%, 04/12/2029 600 637
Brookfield Property REIT Inc / BPR Cumulus LLC /
BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(g)
2,986 2,823
5.75%, 05/15/2026
(g)
850 841
CTR Partnership LP / CareTrust Capital Corp
3.88%, 06/30/2028
(g)
60 56
Diversified Healthcare Trust
0.00%, 01/15/2026
(d),(g)
1,000 884
4.38%, 03/01/2031 400 305
4.75%, 02/15/2028 1,430 1,211
Hudson Pacific Properties LP
3.25%, 01/15/2030 850 647
3.95%, 11/01/2027 920 809
4.65%, 04/01/2029
(h)
1,060 894
5.95%, 02/15/2028
(h)
740 668
Iron Mountain Inc
4.50%, 02/15/2031
(g)
2,137 1,964
4.88%, 09/15/2027
(g)
2,800 2,734
4.88%, 09/15/2029
(g)
2,540 2,427
5.00%, 07/15/2028
(g)
1,000 969
5.25%, 03/15/2028
(g)
1,933 1,894
5.25%, 07/15/2030
(g)
1,947 1,874
5.63%, 07/15/2032
(g)
1,604 1,547
7.00%, 02/15/2029
(g)
3,990 4,099

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
$ 1,440 $ 1,345
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
1,850 1,790
4.75%, 06/15/2029
(g)
379 360
5.25%, 10/01/2025
(g)
814 810
7.00%, 07/15/2031
(g)
1,246 1,275
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 6,400 5,442
3.50%, 03/15/2031 $ 5,873 3,858
4.63%, 08/01/2029
(h)
950 689
5.00%, 10/15/2027
(h)
9,155 7,506
5.25%, 08/01/2026
(h)
525 472
Necessity Retail REIT Inc/The / American Finance
Operating Partner LP
4.50%, 09/30/2028
(g)
705 642
Office Properties Income Trust
9.00%, 03/31/2029
(g)
350 327
9.00%, 09/30/2029
(g)
1,161 919
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
1,020 964
5.88%, 10/01/2028
(g)
958 948
RHP Hotel Properties LP / RHP Finance Corp
4.50%, 02/15/2029
(g)
765 725
4.75%, 10/15/2027 5 5
6.50%, 04/01/2032
(g)
1,504 1,521
7.25%, 07/15/2028
(g)
453 468
Rithm Capital Corp
6.25%, 10/15/2025
(g)
440 440
8.00%, 04/01/2029
(g)
1,000 991
RLJ Lodging Trust LP
3.75%, 07/01/2026
(g)
2,056 1,963
4.00%, 09/15/2029
(g)
1,473 1,314
SBA Communications Corp
3.13%, 02/01/2029 1,755 1,589
3.88%, 02/15/2027 2,745 2,643
Service Properties Trust
3.95%, 01/15/2028 415 358
4.38%, 02/15/2030 1,540 1,152
4.75%, 10/01/2026 510 489
4.95%, 02/15/2027 615 576
4.95%, 10/01/2029 500 399
5.25%, 02/15/2026 650 641
5.50%, 12/15/2027 611 582
8.38%, 06/15/2029 450 448
8.63%, 11/15/2031
(g)
8,290 8,809
Starwood Property Trust Inc
3.63%, 07/15/2026
(g)
1,093 1,041
4.38%, 01/15/2027
(g)
1,310 1,258
7.25%, 04/01/2029
(g)
693 713
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
699 501
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
4.75%, 04/15/2028
(g)
620 535
6.50%, 02/15/2029
(g)
1,250 945
10.50%, 02/15/2028
(g)
3,007 3,041
Vornado Realty LP
2.15%, 06/01/2026 625 587
3.40%, 06/01/2031 310 253
XHR LP
4.88%, 06/01/2029
(g)
3,190 3,010
6.38%, 08/15/2025
(g)
5 5
$ 94,957
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 4 .43%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(g)
$ 1,590 $ 1,495
4.00%, 10/15/2030
(g)
25,862 23,069
4.38%, 01/15/2028
(g)
721 686
6.13%, 06/15/2029
(g)
1,571 1,587
Academy Ltd
6.00%, 11/15/2027
(g)
45 45
Advance Auto Parts Inc
1.75%, 10/01/2027 170 151
3.50%, 03/15/2032
(h)
345 299
3.90%, 04/15/2030 5 5
5.95%, 03/09/2028
(h)
295 297
Arko Corp
5.13%, 11/15/2029
(g)
15 13
Asbury Automotive Group Inc
4.50%, 03/01/2028 311 297
4.63%, 11/15/2029
(g)
944 882
4.75%, 03/01/2030 792 744
5.00%, 02/15/2032
(g)
2,857 2,633
At Home Group Inc
4.88%, 07/15/2028
(g)
355 128
Bath & Body Works Inc
6.63%, 10/01/2030
(g)
1,120 1,131
6.69%, 01/15/2027 1,130 1,149
6.75%, 07/01/2036 865 866
6.88%, 11/01/2035 1,149 1,164
6.95%, 03/01/2033 401 391
7.60%, 07/15/2037 237 230
9.38%, 07/01/2025
(g)
409 422
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(g),(i),(j)
720 695
Beacon Roofing Supply Inc
4.13%, 05/15/2029
(g)
388 356
4.50%, 11/15/2026
(g)
6 6
6.50%, 08/01/2030
(g)
2,750 2,812
Bloomin' Brands Inc / OSI Restaurant Partners LLC
5.13%, 04/15/2029
(g)
105 96
BlueLinx Holdings Inc
6.00%, 11/15/2029
(g)
885 844
Brinker International Inc
8.25%, 07/15/2030
(g)
1,558 1,642
Carvana Co
0.00%, PIK 12.00%; 12/01/2028
(g),(i),(j)
2,060 2,225
0.00%, PIK 13.00%; 06/01/2030
(g),(i),(j)
2,840 3,132
0.00%, PIK 14.00%; 06/01/2031
(g),(i),(j)
3,020 3,517
CEC Entertainment LLC
6.75%, 05/01/2026
(g)
350 350
Cougar JV Subsidiary LLC
8.00%, 05/15/2032
(g)
879 920
Dave & Buster's Inc
7.63%, 11/01/2025
(g)
640 642
eG Global Finance PLC
12.00%, 11/30/2028
(g)
1,900 2,034
Evergreen Acqco 1 LP / TVI Inc
9.75%, 04/26/2028
(g)
529 558
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(g)
656 658
5.88%, 04/01/2029
(g)
814 758
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
1,064 994
6.75%, 01/15/2030
(g)
1,885 1,673
FirstCash Inc
4.63%, 09/01/2028
(g)
1,055 1,008
5.63%, 01/01/2030
(g)
401 390
6.88%, 03/01/2032
(g)
1,000 1,011
Foot Locker Inc
4.00%, 10/01/2029
(g)
1,345 1,151

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Foundation Building Materials Inc
6.00%, 03/01/2029
(g)
$ 642 $ 575
Gap Inc/The
3.63%, 10/01/2029
(g)
770 673
3.88%, 10/01/2031
(g)
1,800 1,512
Global Auto Holdings Ltd/AAG FH UK Ltd
8.38%, 01/15/2029
(g)
1,585 1,547
8.75%, 01/15/2032
(g)
780 745
GPS Hospitality Holding Co LLC / GPS Finco Inc
7.00%, 08/15/2028
(g)
600 436
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
1,230 1,147
6.38%, 01/15/2030
(g)
504 508
Guitar Center Inc
8.50%, 01/15/2026
(g),(h)
655 582
IRB Holding Corp
7.00%, 06/15/2025
(g)
5,750 5,750
Ken Garff Automotive LLC
4.88%, 09/15/2028
(g)
330 312
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
975 954
Kohl's Corp
4.62%, 05/01/2031 1,200 974
5.55%, 07/17/2045 417 273
LBM Acquisition LLC
6.25%, 01/15/2029
(g)
863 762
LCM Investments Holdings II LLC
4.88%, 05/01/2029
(g)
560 527
8.25%, 08/01/2031
(g)
4,124 4,325
Liberty Interactive LLC
8.25%, 02/01/2030 587 304
8.50%, 07/15/2029 321 170
Lithia Motors Inc
3.88%, 06/01/2029
(g),(h)
2,150 1,953
4.38%, 01/15/2031
(g),(h)
3,694 3,316
4.63%, 12/15/2027
(g)
456 439
Macy's Retail Holdings LLC
4.50%, 12/15/2034 100 85
5.88%, 03/15/2030
(g)
443 425
6.13%, 03/15/2032
(g)
560 534
6.70%, 07/15/2034
(g)
320 282
Michaels Cos Inc/The
5.25%, 05/01/2028
(g),(h)
580 429
7.88%, 05/01/2029
(g)
1,800 1,035
Murphy Oil USA Inc
3.75%, 02/15/2031
(g)
1,220 1,083
4.75%, 09/15/2029 832 796
5.63%, 05/01/2027 506 501
NMG Holding Co Inc / Neiman Marcus Group LLC
7.13%, 04/01/2026
(g)
1,800 1,808
Nordstrom Inc
4.00%, 03/15/2027 540 517
4.25%, 08/01/2031 950 845
4.38%, 04/01/2030 1,062 966
5.00%, 01/15/2044 1,000 800
Papa John's International Inc
3.88%, 09/15/2029
(g)
1,357 1,209
Park River Holdings Inc
5.63%, 02/01/2029
(g)
2,241 1,813
6.75%, 08/01/2029
(g)
500 420
Patrick Industries Inc
4.75%, 05/01/2029
(g)
715 667
7.50%, 10/15/2027
(g)
405 407
Penske Automotive Group Inc
3.50%, 09/01/2025 30 29
3.75%, 06/15/2029 500 457
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
$ 1,550 $ 1,456
7.75%, 02/15/2029
(g)
597 579
QVC Inc
4.38%, 09/01/2028
(h)
1,021 781
4.75%, 02/15/2027 1,493 1,307
5.45%, 08/15/2034 430 271
5.95%, 03/15/2043 100 61
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(g)
7,263 7,840
Sally Holdings LLC / Sally Capital Inc
6.75%, 03/01/2032 500 498
Sizzling Platter LLC / Sizzling Platter Finance Corp
8.50%, 11/28/2025
(g)
215 217
Sonic Automotive Inc
4.63%, 11/15/2029
(g)
650 594
4.88%, 11/15/2031
(g)
721 644
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(g)
7,050 6,940
Staples Inc
10.75%, 09/01/2029
(g)
4,310 4,175
12.75%, 01/15/2030
(g)
1,300 1,010
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(g)
6,678 6,061
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(g)
400 372
Victoria's Secret & Co
4.63%, 07/15/2029
(g)
2,145 1,779
Victra Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(g)
13,550 13,603
Walgreen Co
4.40%, 09/15/2042 170 115
Walgreens Boots Alliance Inc
3.20%, 04/15/2030
(h)
420 346
3.45%, 06/01/2026 1,870 1,782
4.10%, 04/15/2050
(h)
1,090 716
4.50%, 11/18/2034
(h)
340 270
4.65%, 06/01/2046 356 242
4.80%, 11/18/2044
(h)
1,155 866
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
1,360 1,346
White Cap Parent LLC
8.25%, PIK 9.00%; 03/15/2026
(g),(i),(j)
480 479
Yum! Brands Inc
3.63%, 03/15/2031 1,900 1,695
4.63%, 01/31/2032 2,430 2,266
4.75%, 01/15/2030
(g)
1,550 1,494
5.35%, 11/01/2043 344 328
5.38%, 04/01/2032 2,000 1,938
6.88%, 11/15/2037 523 573
$ 170,692
Semiconductors - 0 .14%
Amkor Technology Inc
6.63%, 09/15/2027
(g)
10 10
ams-OSRAM AG
12.25%, 03/30/2029
(g)
1,550 1,637
Entegris Inc
3.63%, 05/01/2029
(g)
833 756
4.38%, 04/15/2028
(g)
880 835
5.95%, 06/15/2030
(g)
1,380 1,377
ON Semiconductor Corp
3.88%, 09/01/2028
(g)
755 705
Synaptics Inc
4.00%, 06/15/2029
(g)
235 215
$ 5,535

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 4 .13%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
$ 3,211 $ 3,201
Alteryx Inc
8.75%, 03/15/2028
(g)
700 719
AthenaHealth Group Inc
6.50%, 02/15/2030
(g)
3,000 2,829
Camelot Finance SA
4.50%, 11/01/2026
(g)
2,079 2,027
Capstone Borrower Inc
8.00%, 06/15/2030
(g)
11,458 11,869
Castle US Holding Corp
9.50%, 02/15/2028
(g)
345 163
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(g)
2,761 2,784
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(g)
11,218 11,507
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(g)
1,080 1,013
4.88%, 07/01/2029
(g)
8,227 7,771
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
5,625 5,483
8.25%, 06/30/2032
(g)
2,411 2,501
9.00%, 09/30/2029
(g)
6,710 6,672
Consensus Cloud Solutions Inc
6.00%, 10/15/2026
(g)
520 510
6.50%, 10/15/2028
(g),(h)
112 108
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(g),(h)
460 437
Dye & Durham Ltd
8.63%, 04/15/2029
(g)
9,631 9,855
Elastic NV
4.13%, 07/15/2029
(g)
810 746
Fair Isaac Corp
4.00%, 06/15/2028
(g)
1,262 1,187
5.25%, 05/15/2026
(g)
495 492
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
4.63%, 05/01/2028
(g)
590 538
8.75%, 05/01/2029
(g)
700 724
MicroStrategy Inc
6.13%, 06/15/2028
(g)
300 297
Open Text Corp
3.88%, 02/15/2028
(g)
405 378
3.88%, 12/01/2029
(g)
2,820 2,560
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
770 702
4.13%, 12/01/2031
(g)
515 459
Playtika Holding Corp
4.25%, 03/15/2029
(g)
15,400 13,683
PTC Inc
4.00%, 02/15/2028
(g)
1,981 1,876
Rackspace Technology Global Inc
5.38%, 12/01/2028
(g)
331 93
RingCentral Inc
8.50%, 08/15/2030
(g),(h)
7,227 7,593
ROBLOX Corp
3.88%, 05/01/2030
(g)
1,150 1,031
Rocket Software Inc
6.50%, 02/15/2029
(g)
1,390 1,256
9.00%, 11/28/2028
(g)
1,997 2,055
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(g),(i),(j)
903 1,578
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
11,210 11,105
6.50%, 06/01/2032
(g)
7,475 7,614
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Twilio Inc
3.63%, 03/15/2029 $ 736 $ 668
3.88%, 03/15/2031 7,087 6,364
UKG Inc
6.88%, 02/01/2031
(g)
9,235 9,492
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(g)
2,990 2,601
West Technology Group LLC
8.50%, 04/10/2027
(g)
520 446
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(g)
15,240 13,922
$ 158,909
Telecommunications - 2 .82%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,326 1,059
5.75%, 08/15/2029
(g)
4,103 3,114
Altice France Holding SA
6.00%, 02/15/2028
(g)
1,280 394
10.50%, 05/15/2027
(g)
1,770 663
Altice France SA
5.13%, 01/15/2029
(g)
13 9
5.13%, 07/15/2029
(g)
3,141 2,203
5.50%, 01/15/2028
(g)
1,555 1,138
5.50%, 10/15/2029
(g)
2,470 1,737
8.13%, 02/01/2027
(g)
2,655 2,147
British Telecommunications PLC
4.25%, 11/23/2081
(g),(k)
900 854
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.88%, 11/23/2081
(g),(h),(k)
1,620 1,457
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
CommScope LLC
4.75%, 09/01/2029
(g)
1,719 1,246
6.00%, 03/01/2026
(g)
2,035 1,910
7.13%, 07/01/2028
(g)
725 458
8.25%, 03/01/2027
(g)
1,115 772
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
1,060 680
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
3,116 3,063
Consolidated Communications Inc
5.00%, 10/01/2028
(g)
1,095 948
6.50%, 10/01/2028
(g)
620 558
Embarq Corp
8.00%, 06/01/2036 1,763 514
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(g)
1,480 1,425
5.88%, 10/15/2027
(g)
2,500 2,475
5.88%, 11/01/2029 945 850
6.00%, 01/15/2030
(g),(h)
1,985 1,789
6.75%, 05/01/2029
(g)
1,280 1,209
8.63%, 03/15/2031
(g)
885 927
8.75%, 05/15/2030
(g)
1,716 1,798
Frontier Florida LLC
6.86%, 02/01/2028 1,010 1,022
Frontier North Inc
6.73%, 02/15/2028 410 406
GoTo Group Inc
5.50%, 05/01/2028
(g)
1,105 868
5.50%, 05/01/2028
(g)
510 188
Hughes Satellite Systems Corp
5.25%, 08/01/2026 761 580
6.63%, 08/01/2026 1,475 692

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Iliad Holding SASU
6.50%, 10/15/2026
(g)
$ 1,323 $ 1,326
7.00%, 10/15/2028
(g)
1,760 1,765
8.50%, 04/15/2031
(g)
1,140 1,188
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(g)
4,231 4,025
Level 3 Financing Inc
3.40%, 03/01/2027
(g)
465 323
3.63%, 01/15/2029
(g)
1,035 497
3.75%, 07/15/2029
(g)
1,090 515
3.88%, 11/15/2029
(g)
755 336
4.25%, 07/01/2028
(g)
1,509 822
4.63%, 09/15/2027
(g)
622 411
4.88%, 06/15/2029
(g)
500 353
10.50%, 04/15/2029
(g)
900 923
10.50%, 05/15/2030
(g)
1,140 1,165
10.75%, 12/15/2030
(g)
900 928
11.00%, 11/15/2029
(g)
2,300 2,435
Lumen Technologies Inc
4.00%, 02/15/2027
(g)
1,439 922
4.13%, 04/15/2029
(g)
100 73
4.13%, 04/15/2030
(g)
100 71
4.50%, 01/15/2029
(g)
1,000 437
7.60%, 09/15/2039 667 284
7.65%, 03/15/2042 580 240
Optics Bidco SpA
6.00%, 09/30/2034
(g)
1,046 988
6.38%, 11/15/2033
(g)
1,225 1,201
7.20%, 07/18/2036
(g)
717 732
7.72%, 06/04/2038
(g)
734 786
Rogers Communications Inc
5.25%, 03/15/2082
(g),(h),(k)
1,363 1,319
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
Telecom Italia Capital SA
6.00%, 09/30/2034
(h)
68 64
6.38%, 11/15/2033
(h)
205 200
7.20%, 07/18/2036 210 210
7.72%, 06/04/2038 356 362
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
364 166
5.63%, 12/06/2026
(g)
700 332
6.50%, 10/15/2027
(g)
432 127
Viasat Inc
5.63%, 09/15/2025
(g)
14,450 14,295
5.63%, 04/15/2027
(g)
2,662 2,502
6.50%, 07/15/2028
(g),(h)
400 326
7.50%, 05/30/2031
(g),(h)
700 514
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
704 611
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
1,895 1,604
4.75%, 07/15/2031
(g)
14,090 12,096
7.75%, 04/15/2032
(g)
1,173 1,172
Vodafone Group PLC
3.25%, 06/04/2081
(k)
13 12
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(k)
942 829
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(k)
1,550 1,165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(k)
4,635 4,798
USD Swap Semi-Annual 5 Year + 4.87%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
$ 1,775 $ 1,712
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g),(h)
480 408
6.13%, 03/01/2028
(g)
1,100 751
Zegona Finance PLC
8.63%, 07/15/2029
(g)
920 939
$ 108,413
Transportation - 0 .39%
Brightline East LLC
11.00%, 01/31/2030
(g)
1,879 1,709
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g)
1,045 983
Carriage Purchaser Inc
7.88%, 10/15/2029
(g)
365 338
Danaos Corp
8.50%, 03/01/2028
(g)
1,490 1,534
First Student Bidco Inc / First Transit Parent Inc
4.00%, 07/31/2029
(g)
210 192
Genesee & Wyoming Inc
6.25%, 04/15/2032
(g)
1,000 1,012
GN Bondco LLC
9.50%, 10/15/2031
(g),(h)
2,390 2,250
Rand Parent LLC
8.50%, 02/15/2030
(g)
2,027 2,004
RXO Inc
7.50%, 11/15/2027
(g)
200 205
Seaspan Corp
5.50%, 08/01/2029
(g)
2,522 2,270
XPO CNW Inc
6.70%, 05/01/2034 738 775
XPO Inc
7.13%, 06/01/2031
(g)
350 361
7.13%, 02/01/2032
(g)
1,340 1,386
$ 15,019
Trucking & Leasing - 0 .41%
Fortress Transportation and Infrastructure Investors
LLC
5.50%, 05/01/2028
(g)
2,380 2,333
7.00%, 05/01/2031
(g)
7,115 7,336
7.00%, 06/15/2032
(g)
4,725 4,873
7.88%, 12/01/2030
(g)
640 678
NAC Aviation 29 DAC
4.75%, 06/30/2026 584 557
$ 15,777
TOTAL BONDS $ 3,437,628
SENIOR FLOATING RATE INTERESTS
- 7 .37%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0 .47%
First Brands Group LLC
10.59%, 03/30/2027
(n)
$ 8,036 $ 7,974
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
10.59%, 03/30/2027
(n)
1,054 1,047
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
14.14%, 03/30/2028
(n)
5,625 5,344
CME Term Secured Overnight Financing
Rate 3 Month + 8.50%
Realtruck Group Inc
8.96%, 01/20/2028
(n)
3,791 3,775
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 18,140

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .25%
Advancion Holdings LLC
9.44%, 11/24/2027
(n)
$ 2,829 $ 2,824
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
13.19%, 10/27/2028
(n)
7,275 6,951
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
$ 9,775
Commercial Services - 0 .41%
Anticimex Global AB
8.71%, 11/16/2028
(n)
2,569 2,580
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
KUEHG Corp
9.83%, 06/12/2030
(n)
4,723 4,745
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Learning Care Group US No 2 Inc
9.29%, 08/11/2028
(n)
4,718 4,740
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
RLG Holdings LLC
12.96%, 07/06/2029
(n)
4,310 3,860
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
$ 15,925
Computers - 0 .13%
Fortress Intermediate 3 Inc
9.10%, 05/09/2031
(n)
2,425 2,425
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
McAfee Corp
8.59%, 03/01/2029
(n)
2,494 2,488
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 4,913
Distribution & Wholesale - 0 .13%
Infinite Bidco LLC
12.51%, 02/24/2029
(n)
5,910 4,945
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Diversified Financial Services - 0 .08%
Grant Thornton Advisors LLC
8.60%, 05/30/2031
(n)
3,000 3,005
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Healthcare - Services - 0 .49%
Aveanna Healthcare LLC
9.20%, 07/17/2028
(n)
2,633 2,515
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
12.50%, 12/10/2029
(n)
9,190 8,386
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Eyecare Partners LLC
0.00%, PIK 12.18%, 11/30/2028
(j),(n)
428 79
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
0.00%, PIK 12.18%, 11/30/2028
(j),(n)
308 57
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
6.43%, PIK 3.61%, 11/30/2028
(j),(n)
4,915 2,998
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
6.43%, PIK 3.61%, 11/30/2028
(j),(n)
795 485
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Medical Solutions Holdings Inc
12.35%, 10/05/2029
(n)
$ 5,510 $ 3,692
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Sound Inpatient Physicians Inc
0.00%, PIK 12.35%, 06/28/2029
(j),(n)
2,461 744
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
$ 18,956
Insurance - 1 .11%
Asurion LLC
10.71%, 01/31/2028
(n)
15,800 14,630
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.71%, 01/20/2029
(n)
6,493 5,948
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.71%, 01/20/2029
(n)
12,025 11,016
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Sedgwick Claims Management Services Inc
0.00%, 06/27/2031
(n),(o)
2,100 2,103
Truist Insurance Holdings LLC
10.08%, 03/08/2032
(n)
8,950 9,183
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 42,880
Internet - 0 .70%
Arches Buyer Inc
8.74%, 12/06/2027
(n)
8,122 7,762
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
MH Sub I LLC
9.59%, 04/24/2028
(n)
179 179
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
11.50%, 02/12/2029
(n)
10,480 10,385
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Ten-X LLC
11.16%, 05/26/2028
(n)
9,040 8,671
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 26,997
Investment Companies - 0 .61%
Nexus Buyer LLC
0.00%, 07/18/2031
(n),(o)
2,375 2,345
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
11.69%, 11/05/2029
(n)
1,560 1,555
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
11.69%, 11/05/2029
(n)
19,585 19,516
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
$ 23,416
Leisure Products & Services - 0 .04%
Varsity Brands Inc
0.00%, 07/25/2031
(n),(o)
1,375 1,367
Machinery - Diversified - 0 .47%
Engineered Machinery Holdings Inc
11.60%, 05/21/2029
(n)
13,841 13,772
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
12.10%, 05/04/2029
(n)
1,610 1,614
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
TK Elevator US Newco Inc
8.79%, 04/30/2030
(n)
$ 2,711 $ 2,724
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 18,110
Mining - 0 .09%
Arctic Canadian Diamond Co Ltd
10.00%, 12/31/2027
(e),(n)
3,592 3,592
Packaging & Containers - 0 .23%
LABL Inc
10.45%, 10/27/2028
(n)
9,229 8,922
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pharmaceuticals - 0 .29%
Packaging Coordinators Midco Inc
8.58%, 11/30/2027
(n)
9,481 9,511
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Sharp Services LLC
9.08%, 12/31/2028
(n)
1,640 1,648
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 11,159
Retail - 0 .07%
Whatabrands LLC
8.09%, 08/03/2028
(n)
2,487 2,489
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Semiconductors - 0 .11%
Altar Bidco Inc
10.40%, 02/01/2030
(n)
4,227 4,132
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 1 .56%
Applied Systems Inc
10.58%, 02/06/2032
(n)
14,000 14,499
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Ascend Learning LLC
11.19%, 12/10/2029
(n)
1,050 1,013
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
Capstone Borrower Inc
8.58%, 06/17/2030
(n)
791 792
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cast & Crew LLC
9.09%, 12/29/2028
(n)
5,286 5,294
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Central Parent LLC
0.00%, 07/06/2029
(n),(o)
775 767
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cloudera Inc
11.26%, 10/08/2029
(n)
1,610 1,499
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Darktrace PLC
0.00%, 07/02/2031
(n),(o)
6,675 6,583
0.00%, 07/02/2032
(n),(o)
11,975 11,855
EP Purchaser LLC
0.00%, 11/06/2028
(n),(o)
4,489 4,497
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(n)
3,294 25
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Modena Buyer LLC
9.83%, 04/18/2031
(n)
$ 3,600 $ 3,461
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Skopima Consilio Parent LLC
12.96%, 05/14/2029
(n)
4,920 4,859
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
UKG Inc
8.55%, 01/30/2031
(n)
5,075 5,090
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 60,234
Transportation - 0 .13%
Lasership Inc
13.10%, 04/30/2029
(n)
7,320 4,936
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 283,893
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0 .40%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 0 .40%
5.28%, 09/12/2024
(p)
$ 15,375 $ 15,280
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 15,280
Total Investments $ 3,979,237
Other Assets and Liabilities -  (3.35)% (129,090)
TOTAL NET ASSETS - 100.00% $ 3,850,147
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $109,007 or
2.83% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,991,279 or 77.69% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $104,663 or 2.72% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security purchased on a when-issued basis.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after July 31, 2024, at which time the interest rate will be determined.
(p) Rate shown is the discount rate of the original purchase.

Schedule of Investments
High Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 130,197 $ 2,179,874 $ 2,092,187 $ 217,884
$ 130,197 $ 2,179,874 $ 2,092,187 $ 217,884
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 2,836 $ — $ — $ —
$ 2,836 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 1,251 0.03%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 4,577 — 0.00%
Specialty Steel   15.29%, 11/15/2026 02/15/2024 8,096 8,096 0.21%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 3,932 0.10%
Total $ 13,279 0.34%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2024 Long 246 $ 27,506 $ 634
US 10 Year Ultra Note; September 2024 Long 60 6,935 (2)
US 5 Year Note; September 2024 Short 50 5,395 (53)
US Long Bond; September 2024 Long 60 7,247 109
Total $ 688
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 08/20/2024 $ 9,018 EUR 8,260 $ 71 $ —
Total $ 71 $ —
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of July 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.42 N/A 5.00% Quarterly 06/20/2029 $ 43,200 $ 2,781 $ 143 $ 2,924
Total $ 2,781 $ 143 $ 2,924
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $43,200.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .17 % Shares Held Value (000's)
Money Market Funds - 3 .17%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
6,013,151 $ 6,014
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
74,500,379 74,500
$ 80,514
TOTAL INVESTMENT COMPANIES $ 80,514
COMMON STOCKS - 0 .05 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ 37
Oil & Gas - 0 .05%
Mesquite Energy Inc
(d),(e)
15,341 1,087
Retail - 0 .00%
Claire's Holdings LLC
(d),(e)
4,036 40
TOTAL COMMON STOCKS $ 1,164
BONDS - 89 .51%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .51%
Bombardier Inc
7.00%, 06/01/2032
(f),(g)
$ 4,340 $ 4,438
7.25%, 07/01/2031
(g)
3,850 3,963
7.50%, 02/01/2029
(f),(g)
2,415 2,522
8.75%, 11/15/2030
(g)
1,900 2,059
TransDigm Inc
4.88%, 05/01/2029 2,980 2,836
6.38%, 03/01/2029
(g)
7,360 7,497
6.63%, 03/01/2032
(g)
6,242 6,384
6.88%, 12/15/2030
(g)
5,260 5,409
Triumph Group Inc
9.00%, 03/15/2028
(g)
3,063 3,226
$ 38,334
Airlines - 0 .47%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,571 2,390
American Airlines Inc
8.50%, 05/15/2029
(g)
1,295 1,333
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
1,525 1,490
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
11.00%, 04/15/2029
(g)
4,203 4,008
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027 2,729 2,648
$ 11,869
Automobile Manufacturers - 0 .41%
Ford Motor Co
3.25%, 02/12/2032 12,349 10,366
Automobile Parts & Equipment - 1 .47%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 1,225 1,216
6.88%, 07/01/2028
(f)
9,835 9,837
Dana Inc
4.25%, 09/01/2030 6,930 6,120
4.50%, 02/15/2032
(f)
1,810 1,581
5.38%, 11/15/2027 6,615 6,501
5.63%, 06/15/2028 3,465 3,377
Phinia Inc
6.75%, 04/15/2029
(g)
2,520 2,570
Tenneco Inc
8.00%, 11/17/2028
(g)
3,835 3,480
ZF North America Capital Inc
6.88%, 04/14/2028
(g)
2,550 2,614
$ 37,296
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 1 .65%
Barclays PLC
5.09%, 06/20/2030
(h)
$ 5,330 $ 5,214
3 Month USD LIBOR + 3.05%
8.00%, 03/15/2029
(h),(i),(j)
13,795 14,168
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
4.60%, 02/01/2025
(h),(i)
11,640 11,553
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
UBS Group AG
9.25%, 11/13/2028
(g),(h),(i),(j)
10,000 10,887
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
$ 41,822
Building Materials - 1 .79%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(f),(g)
13,815 14,688
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(g)
3,725 3,779
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
4,955 4,629
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
22,610 22,398
$ 45,494
Chemicals - 3 .34%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
9,180 7,337
6.50%, 05/15/2026
(g)
8,390 8,133
12.00%, 02/15/2031
(g)
4,935 4,872
Element Solutions Inc
3.88%, 09/01/2028
(g)
11,343 10,507
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(k),(l)
3,755 3,070
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
600 553
6.25%, 10/01/2029
(g)
18,680 17,142
7.13%, 10/01/2027
(g)
1,945 1,958
7.25%, 06/15/2031
(g)
5,200 5,204
9.75%, 11/15/2028
(g)
7,685 8,167
Tronox Inc
4.63%, 03/15/2029
(g)
9,985 9,094
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
9,815 8,786
$ 84,823
Commercial Services - 3 .01%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
5,865 5,472
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
2,300 2,272
Albion Financing 2 Sarl
8.75%, 04/15/2027
(g)
8,965 9,083
Garda World Security Corp
6.00%, 06/01/2029
(g)
9,888 9,167
9.50%, 11/01/2027
(g)
8,836 8,892
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(g)
10,260 10,226
United Rentals North America Inc
3.88%, 02/15/2031 5,775 5,219
4.88%, 01/15/2028 2,815 2,753
5.25%, 01/15/2030 1,775 1,737
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
11,695 11,509
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
11,631 10,176
$ 76,506

Schedule of Investments
High Yield Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 2 .50%
Amentum Escrow Corp
7.25%, 08/01/2032
(g),(m)
$ 2,100 $ 2,145
McAfee Corp
7.38%, 02/15/2030
(g)
9,900 9,235
NCR Atleos Corp
9.50%, 04/01/2029
(g)
7,710 8,422
NCR Voyix Corp
5.13%, 04/15/2029
(g)
15,640 14,942
5.25%, 10/01/2030
(g)
2,050 1,923
Seagate HDD Cayman
5.75%, 12/01/2034 5,870 5,739
8.50%, 07/15/2031
(f)
2,380 2,584
9.63%, 12/01/2032 7,945 9,099
Virtusa Corp
7.13%, 12/15/2028
(g)
9,857 9,342
$ 63,431
Consumer Products - 0 .77%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
8,175 7,443
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
4,700 4,741
10.75%, 06/30/2032
(g)
7,605 7,378
$ 19,562
Distribution & Wholesale - 0 .79%
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
6,805 6,218
Verde Purchaser LLC
10.50%, 11/30/2030
(g)
12,990 13,808
$ 20,026
Diversified Financial Services - 3 .76%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
11,870 11,840
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.95%, 03/10/2055
(h)
6,165 6,234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Credit Acceptance Corp
6.63%, 03/15/2026
(f)
4,620 4,623
9.25%, 12/15/2028
(g)
8,510 9,081
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(g)
12,765 12,558
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(k),(l)
13,086 12,859
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(g)
6,255 6,618
8.38%, 05/01/2028
(g)
11,370 12,039
OneMain Finance Corp
3.50%, 01/15/2027 3,966 3,748
4.00%, 09/15/2030 6,460 5,655
6.63%, 01/15/2028 2,475 2,508
7.50%, 05/15/2031 7,605 7,820
$ 95,583
Electric - 2 .77%
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
20,670 18,307
Elwood Energy LLC
8.16%, 07/05/2026 1,112 1,023
NextEra Energy Capital Holdings Inc
6.70%, 09/01/2054
(h)
3,740 3,801
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NextEra Energy Operating Partners LP
7.25%, 01/15/2029
(f),(g)
8,370 8,694
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NRG Energy Inc
3.63%, 02/15/2031
(g)
$ 8,300 $ 7,263
3.88%, 02/15/2032
(g)
2,281 1,992
10.25%, 03/15/2028
(g),(h),(i)
3,685 4,083
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
6,210 5,860
Vistra Corp
7.00%, 12/15/2026
(g),(h),(i)
8,619 8,668
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
11,405 10,762
$ 70,453
Electronics - 1 .36%
EquipmentShare.com Inc
8.63%, 05/15/2032
(g)
9,015 9,360
9.00%, 05/15/2028
(g)
795 818
Imola Merger Corp
4.75%, 05/15/2029
(g)
13,133 12,361
Sensata Technologies BV
4.00%, 04/15/2029
(g)
5,885 5,453
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
6,126 5,411
4.38%, 02/15/2030
(g)
1,365 1,268
$ 34,671
Engineering & Construction - 0 .52%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
13,742 13,213
Entertainment - 3 .91%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(g)
9,120 9,485
Caesars Entertainment Inc
4.63%, 10/15/2029
(g)
2,680 2,490
6.50%, 02/15/2032
(g)
15,590 15,796
CCM Merger Inc
6.38%, 05/01/2026
(g)
10,835 10,819
Churchill Downs Inc
5.75%, 04/01/2030
(g)
14,690 14,403
Cinemark USA Inc
5.25%, 07/15/2028
(f),(g)
16,650 16,096
7.00%, 08/01/2032
(g)
8,235 8,381
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
11,950 7,545
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(g)
13,880 14,469
$ 99,484
Environmental Control - 0 .40%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
10,855 10,138
Food - 3 .13%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
5,255 4,788
4.63%, 01/15/2027
(g)
7,970 7,770
B&G Foods Inc
5.25%, 09/15/2027
(f)
2,750 2,576
8.00%, 09/15/2028
(g)
9,490 9,676
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
6,445 6,150
7.63%, 07/01/2029
(g)
5,830 6,043
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
3,000 3,130

Schedule of Investments
High Yield Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.63%, 01/15/2032 $ 13,470 $ 11,771
Pilgrim's Pride Corp
3.50%, 03/01/2032 540 468
4.25%, 04/15/2031 13,680 12,693
Post Holdings Inc
4.63%, 04/15/2030
(g)
15,559 14,495
$ 79,560
Forest Products & Paper - 0 .51%
Mercer International Inc
5.13%, 02/01/2029 7,980 6,763
12.88%, 10/01/2028
(g)
1,155 1,231
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(g)
4,886 4,975
$ 12,969
Healthcare - Products - 0 .30%
Medline Borrower LP
3.88%, 04/01/2029
(g)
8,090 7,550
Healthcare - Services - 4 .55%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
20,058 19,205
Centene Corp
2.50%, 03/01/2031 16,540 13,847
3.00%, 10/15/2030 1,820 1,591
3.38%, 02/15/2030 16,070 14,479
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(g)
12,826 11,908
Concentra Escrow Issuer Corp
6.88%, 07/15/2032
(g)
7,690 7,923
HCA Inc
3.50%, 09/01/2030 13,100 12,086
Molina Healthcare Inc
3.88%, 05/15/2032
(g)
2,950 2,601
4.38%, 06/15/2028
(g)
7,065 6,726
Tenet Healthcare Corp
6.13%, 06/15/2030 19,090 19,162
6.75%, 05/15/2031
(f)
5,870 6,032
$ 115,560
Home Builders - 1 .56%
Adams Homes Inc
9.25%, 10/15/2028
(g)
10,025 10,384
Century Communities Inc
3.88%, 08/15/2029
(g)
8,570 7,814
Dream Finders Homes Inc
8.25%, 08/15/2028
(g)
7,035 7,298
Forestar Group Inc
3.85%, 05/15/2026
(g)
4,390 4,245
5.00%, 03/01/2028
(g)
10,170 9,790
$ 39,531
Insurance - 0 .26%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
6,670 6,138
6.00%, 08/01/2029
(g)
545 514
$ 6,652
Internet - 0 .18%
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(g)
4,415 4,458
Investment Companies - 1 .01%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
13,193 12,641
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 14,971 13,028
$ 25,669
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 0 .91%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(g)
$ 9,175 $ 8,693
7.00%, 03/15/2032
(g)
5,205 5,224
TMS International Corp/DE
6.25%, 04/15/2029
(g)
9,865 9,158
$ 23,075
Leisure Products & Services - 2 .56%
Carnival Corp
4.00%, 08/01/2028
(g)
2,015 1,907
5.75%, 03/01/2027
(g)
5,125 5,099
6.00%, 05/01/2029
(g)
6,395 6,379
7.00%, 08/15/2029
(g)
2,125 2,217
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
9,362 10,121
NCL Corp Ltd
5.88%, 02/15/2027
(g)
6,700 6,651
NCL Finance Ltd
6.13%, 03/15/2028
(f),(g)
11,965 11,977
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
12,120 12,049
7.25%, 01/15/2030
(g)
1,230 1,289
8.25%, 01/15/2029
(g)
6,975 7,379
$ 65,068
Lodging - 1 .65%
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
6.63%, 01/15/2032
(g)
13,210 13,340
Station Casinos LLC
6.63%, 03/15/2032
(g)
14,925 15,064
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
14,355 13,596
$ 42,000
Machinery - Diversified - 0 .69%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
17,160 17,652
Media - 6 .04%
AMC Networks Inc
10.25%, 01/15/2029
(g)
8,985 8,879
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
8,650 7,573
4.75%, 03/01/2030
(g)
15,950 14,279
4.75%, 02/01/2032
(g)
7,400 6,329
CSC Holdings LLC
4.50%, 11/15/2031
(g)
14,360 9,902
6.50%, 02/01/2029
(g)
12,110 9,326
11.25%, 05/15/2028
(g)
1,600 1,447
Directv Financing LLC
8.88%, 02/01/2030
(g)
1,860 1,863
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
2,090 2,013
DISH DBS Corp
5.25%, 12/01/2026
(g)
5,570 4,636
DISH Network Corp
11.75%, 11/15/2027
(g)
17,455 17,471
Gray Television Inc
5.38%, 11/15/2031
(g)
10,870 7,086
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f),(g)
7,345 6,111
6.75%, 10/15/2027
(g)
8,622 8,035
Scripps Escrow II Inc
5.38%, 01/15/2031
(f),(g)
13,090 6,266
Sirius XM Radio Inc
3.88%, 09/01/2031
(g)
940 785
4.00%, 07/15/2028
(g)
11,265 10,339
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
15,110 14,766

Schedule of Investments
High Yield Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
$ 4,540 $ 4,253
Ziggo BV
4.88%, 01/15/2030
(g)
13,310 12,117
$ 153,476
Mining - 2 .12%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(g)
10,457 10
First Quantum Minerals Ltd
6.88%, 10/15/2027
(g)
5,765 5,669
8.63%, 06/01/2031
(g)
3,090 3,075
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
4,570 4,469
6.13%, 04/01/2029
(g)
9,010 9,008
IAMGOLD Corp
5.75%, 10/15/2028
(g)
8,078 7,767
New Gold Inc
7.50%, 07/15/2027
(g)
11,070 11,197
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
12,390 12,704
$ 53,899
Oil & Gas - 6 .40%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(g)
18,733 18,979
Antero Resources Corp
8.38%, 07/15/2026
(g)
2,641 2,721
Apache Corp
5.10%, 09/01/2040 2,420 2,118
5.25%, 02/01/2042 4,865 4,236
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
12,000 12,013
Borr IHC Ltd / Borr Finance LLC
10.00%, 11/15/2028
(g)
4,048 4,239
Civitas Resources Inc
8.63%, 11/01/2030
(g)
11,740 12,681
Comstock Resources Inc
6.75%, 03/01/2029
(g)
6,780 6,569
6.75%, 03/01/2029
(g)
6,240 6,029
Diamond Foreign Asset Co / Diamond Finance LLC
8.50%, 10/01/2030
(g)
6,550 6,973
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
8,135 7,999
6.00%, 02/01/2031
(g)
4,595 4,460
MEG Energy Corp
7.13%, 02/01/2027
(g)
4,300 4,356
Permian Resources Operating LLC
6.25%, 02/01/2033
(g),(m)
4,670 4,705
SM Energy Co
7.00%, 08/01/2032
(g)
6,470 6,540
Southwestern Energy Co
4.75%, 02/01/2032 8,535 7,976
5.38%, 03/15/2030 2,355 2,299
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 13,960 13,026
Transocean Inc
8.50%, 05/15/2031
(g)
18,890 19,338
Vital Energy Inc
7.88%, 04/15/2032
(g)
7,730 7,863
9.75%, 10/15/2030 6,973 7,622
$ 162,742
Oil & Gas Services - 1 .20%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
18,721 18,676
Enerflex Ltd
9.00%, 10/15/2027
(g)
11,379 11,734
$ 30,410
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 2 .65%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
$ 8,755 $ 8,420
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
8,662 8,398
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
1,910 1,903
6.88%, 01/15/2030
(g),(m)
1,480 1,474
8.75%, 04/15/2030
(g)
8,130 7,979
Crown Cork & Seal Co Inc
7.38%, 12/15/2026
(f)
13,099 13,650
LABL Inc
5.88%, 11/01/2028
(g)
6,462 5,967
8.25%, 11/01/2029
(g)
3,985 3,492
9.50%, 11/01/2028
(g)
5,400 5,455
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
6,360 6,564
9.25%, 04/15/2027
(g)
3,925 3,930
$ 67,232
Pharmaceuticals - 3 .95%
180 Medical Inc
3.88%, 10/15/2029
(g)
13,280 12,039
AdaptHealth LLC
5.13%, 03/01/2030
(f),(g)
14,716 13,153
Bausch Health Cos Inc
5.50%, 11/01/2025
(g)
7,555 7,076
6.13%, 02/01/2027
(g)
18,610 15,826
BellRing Brands Inc
7.00%, 03/15/2030
(g)
11,420 11,769
Endo Finance Holdings Inc
8.50%, 04/15/2031
(g)
6,080 6,408
Jazz Securities DAC
4.38%, 01/15/2029
(f),(g)
19,360 18,182
Owens & Minor Inc
4.50%, 03/31/2029
(f),(g)
18,232 16,022
$ 100,475
Pipelines - 5 .75%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
315 308
5.75%, 03/01/2027
(g)
12,230 12,200
DT Midstream Inc
4.13%, 06/15/2029
(g)
12,564 11,745
EQM Midstream Partners LP
4.75%, 01/15/2031
(g)
5,670 5,354
6.38%, 04/01/2029
(g)
5,795 5,916
Genesis Energy LP / Genesis Energy Finance Corp
7.88%, 05/15/2032 6,600 6,739
8.25%, 01/15/2029 12,205 12,698
Harvest Midstream I LP
7.50%, 05/15/2032
(g)
11,855 12,197
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
20,700 19,212
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g)
2,735 2,772
8.38%, 02/15/2032
(g)
7,225 7,383
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(g)
15,305 13,273
Venture Global LNG Inc
7.00%, 01/15/2030
(g)
12,975 13,110
8.38%, 06/01/2031
(g)
9,395 9,873
9.50%, 02/01/2029
(g)
11,910 13,250
$ 146,030

Schedule of Investments
High Yield Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Private Equity - 0 .58%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
$ 9,195 $ 8,779
3.75%, 09/15/2030
(f),(g)
4,395 3,858
8.00%, 06/15/2027
(g)
2,085 2,181
$ 14,818
REITs - 2 .57%
Iron Mountain Inc
4.50%, 02/15/2031
(g)
13,900 12,776
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
21,583 20,513
7.00%, 07/15/2031
(g)
2,930 2,999
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 9,845 6,469
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
735 695
5.88%, 10/01/2028
(g)
3,865 3,826
7.00%, 02/01/2030
(g)
4,615 4,698
XHR LP
4.88%, 06/01/2029
(g)
14,253 13,449
$ 65,425
Retail - 5 .14%
Academy Ltd
6.00%, 11/15/2027
(g)
11,250 11,138
Bath & Body Works Inc
5.25%, 02/01/2028 11,165 10,941
6.63%, 10/01/2030
(g)
3,730 3,765
6.75%, 07/01/2036 1,100 1,101
6.95%, 03/01/2033 2,500 2,440
9.38%, 07/01/2025
(g)
432 446
Carvana Co
0.00%, PIK 13.00%; 06/01/2030
(g),(k),(l)
7,320 8,074
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(g)
CAD 8,370 5,934
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
$ 16,625 15,526
6.75%, 01/15/2030
(g)
6,635 5,887
Gap Inc/The
3.63%, 10/01/2029
(g)
15,715 13,736
IRB Holding Corp
7.00%, 06/15/2025
(g)
4,915 4,915
Macy's Retail Holdings LLC
6.13%, 03/15/2032
(g)
5,055 4,824
Park River Holdings Inc
5.63%, 02/01/2029
(g)
12,600 10,196
Patrick Industries Inc
4.75%, 05/01/2029
(g)
9,725 9,070
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
5,410 5,083
7.75%, 02/15/2029
(g)
2,500 2,426
Victra Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(g)
14,994 15,052
$ 130,554
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0 .35%
ams-OSRAM AG
12.25%, 03/30/2029
(g)
8,550 9,028
Software - 0 .98%
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
5,530 5,390
9.00%, 09/30/2029
(g)
3,230 3,212
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Open Text Corp
3.88%, 12/01/2029
(g)
$ 18,070 $ 16,403
$ 25,005
Telecommunications - 1 .71%
Altice Financing SA
5.00%, 01/15/2028
(g)
4,290 3,426
Altice France SA
5.50%, 10/15/2029
(g)
3,595 2,528
8.13%, 02/01/2027
(g)
6,375 5,156
Frontier Communications Holdings LLC
5.88%, 11/01/2029 4,560 4,104
8.63%, 03/15/2031
(g)
3,130 3,278
Iliad Holding SASU
6.50%, 10/15/2026
(g)
1,448 1,451
Level 3 Financing Inc
10.50%, 05/15/2030
(g)
11,425 11,676
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
13,660 11,847
$ 43,466
Textiles - 0 .41%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, 05/01/2025
(g)
7,500 4,298
Linx Capital Ltd
15.20%, PIK 15.20%; 04/01/2025
(g),(k),(l)
EUR 7,448 6,045
$ 10,343
Transportation - 1 .92%
Brightline East LLC
11.00%, 01/31/2030
(f),(g)
$ 10,195 9,276
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 95
GN Bondco LLC
9.50%, 10/15/2031
(f),(g)
490 461
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(g)
8,625 8,607
SFL Corp Ltd
7.25%, 05/12/2026
(g)
4,300 4,273
8.25%, 04/19/2028 6,200 6,202
8.88%, 02/01/2027 7,900 8,038
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(g)
11,640 11,921
$ 48,873
TOTAL BONDS $ 2,274,591
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 8 .32%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .07%
TransDigm Inc
7.84%, 02/28/2031
(n)
$ 1,890 $ 1,895
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Airlines - 1 .15%
AAdvantage Loyalty IP Ltd
10.29%, 04/20/2028
(n)
13,676 14,131
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%

Schedule of Investments
High Yield Fund
July 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
8.03%, 02/15/2031
(n)
$ 4,733 $ 4,746
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WestJet Loyalty LP
9.08%, 01/31/2031
(n)
10,469 10,476
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 29,353
Automobile Parts & Equipment - 0 .14%
Tenneco Inc
10.43%, 11/17/2028
(n)
3,800 3,608
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Building Materials - 0 .16%
MIWD Holdco II LLC
8.84%, 03/21/2031
(n)
4,170 4,180
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Chemicals - 0 .60%
Advancion Holdings LLC
13.19%, 11/24/2028
(n)
16,000 15,287
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Commercial Services - 0 .30%
Boost Newco Borrower LLC
7.26%, 01/31/2031
(n)
7,515 7,518
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Consumer Products - 0 .15%
Kronos Acquisition Holdings Inc
0.60%, 06/27/2031
(n)
3,750 3,691
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Entertainment - 0 .03%
Lions Gate Capital Holdings LLC
7.11%, 03/24/2025
(n)
797 796
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Food - 0 .53%
Fiesta Purchaser Inc
9.34%, 01/31/2031
(n)
13,350 13,421
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Forest Products & Paper - 0 .30%
Spectrum Group Buyer Inc
11.75%, 05/19/2028
(n)
9,233 7,546
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Healthcare - Services - 0 .99%
LifePoint Health Inc
0.00%, 11/16/2028
(n),(o)
8,110 8,146
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
4.60%, 05/09/2031
(n)
4,660 4,669
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Star Parent Inc
9.08%, 09/27/2030
(n)
12,304 12,317
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 25,132
Insurance - 0 .23%
Acrisure LLC
8.60%, 11/06/2030
(n)
5,953 5,943
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0 .46%
Newfold Digital Holdings Group Inc
0.00%, 01/27/2028
(n),(o)
$ 13,020 $ 11,594
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Iron & Steel - 0 .27%
TMS International Corp/DE
9.09%, 03/02/2030
(n)
6,955 6,977
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Lodging - 0 .16%
Fertitta Entertainment LLC/NV
9.08%, 01/27/2029
(n)
3,945 3,953
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Media - 0 .78%
CSC Holdings LLC
7.94%, 04/15/2027
(n)
1,373 1,168
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.71%, 08/02/2029
(n)
12,699 12,670
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Gray Television Inc
10.59%, 05/23/2029
(n)
6,135 5,946
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 19,784
Mining - 0 .48%
Arsenal AIC Parent LLC
9.09%, 08/18/2030
(n)
12,135 12,168
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Packaging & Containers - 0 .12%
Mauser Packaging Solutions Holding Co
8.84%, 04/15/2027
(n)
2,992 3,001
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Pharmaceuticals - 0 .50%
Endo Finance Holdings Inc
9.78%, 04/09/2031
(n)
12,770 12,797
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Retail - 0 .53%
Foundation Building Materials Inc
4.60%, 01/24/2031
(n)
6,249 6,187
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
IRB Holding Corp
7.61%, 12/15/2027
(n)
7,348 7,350
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 13,537
Software - 0 .37%
Cloud Software Group Inc
9.33%, 03/30/2029
(n)
6,368 6,362
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Project Boost Purchaser LLC
7.78%, 07/02/2031
(n)
3,015 3,020
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 9,382
TOTAL SENIOR FLOATING RATE INTERESTS $ 211,563
Total Investments $ 2,567,832
Other Assets and Liabilities -  (1.05)% (26,766)
TOTAL NET ASSETS - 100.00% $ 2,541,066

Schedule of Investments
High Yield Fund
July 31, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $40,424 or
1.59% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $38,795 or 1.53% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,898,151 or 74.70% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $25,055 or 0.99% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after July 31, 2024, at which time the interest rate will be determined.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 32,956 $ 883,011 $ 841,467 $ 74,500
$ 32,956 $ 883,011 $ 841,467 $ 74,500
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 2,117 $ — $ — $ —
$ 2,117 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 08/23/2024 $ 37 GBP 28 $ — $ —
JPMorgan Chase 08/23/2024 $ 6,384 EUR 5,842 55 —
JPMorgan Chase 08/23/2024 $ 5,989 CAD 8,191 52 —
Total $ 107 $ —
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .10 % Shares Held Value (000's)
Money Market Funds - 0 .10%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
1,890,598 $ 1,891
TOTAL INVESTMENT COMPANIES $ 1,891
BONDS - 3 .86%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0 .76%
BFLD 2024-VICT Mortgage Trust
7.19%, 07/15/2041
(c)
$ 570 $ 569
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BX Commercial Mortgage Trust 2024-AIRC
0.00%, 08/15/2039
(c),(d),(e)
750 749
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-KING
6.87%, 05/15/2034
(c)
1,920 1,906
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
6.97%, 05/15/2041
(c)
1,495 1,490
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
8.47%, 02/15/2039
(c)
818 816
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
BX Trust 2024-VLT4
6.82%, 07/15/2029
(c)
1,910 1,907
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
COMM 2024-WCL1 MORTGAGE TRUST
7.17%, 06/15/2041
(c)
840 831
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
Commercial Mortgage Trust 2007-GG9
0.39%, 03/10/2039
(c),(f),(g)
82 —
CONE Trust 2024-DFW1
6.94%, 08/15/2026
(c)
320 319
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
DBSG 2024-ALTA Mortgage Trust
5.95%, 06/10/2037
(c),(g)
330 333
ELM Trust 2024-ELM
5.80%, 06/10/2039
(c),(g)
680 688
5.80%, 06/10/2039
(c),(g)
680 688
Ginnie Mae
1.60%, 03/16/2047
(f),(g)
66 1
GWT 2024-WLF2
7.02%, 05/15/2041
(c)
1,480 1,479
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HILT COMMERCIAL MORTGAGE TRUST
2024-ORL
6.87%, 05/15/2037
(c)
745 742
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
HONO 2021-LULU Mortgage Trust
6.59%, 10/15/2036
(c)
220 213
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
LBA Trust 2024-BOLT
6.92%, 06/15/2026
(c)
1,270 1,260
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
$ 13,991
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0 .00%
Argent Securities Trust 2006-W3
5.70%, 04/25/2036 $ 24 $ 7
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.35%
Countrywide Asset-Backed Certificates
6.59%, 12/25/2032 5 6
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.24%
Long Beach Mortgage Loan Trust 2004-2
6.26%, 06/25/2034 15 15
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Option One Mortgage Loan Trust 2005-1
6.96%, 02/25/2035 23 15
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.61%
$ 43
Mortgage Backed Securities - 0 .69%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(c),(g)
1,631 1,622
Chase Mortgage Finance Trust Series 2007-A2
7.15%, 06/25/2035
(g)
6 6
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(c),(g)
2,397 2,412
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(c),(g)
2,020 1,640
Fannie Mae REMIC Trust 2004-W5
5.91%, 02/25/2047 10 10
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
GCAT 2021-NQM4 Trust
1.09%, 08/25/2066
(c),(g)
2,389 1,969
Impac CMB Trust Series 2004-5
7.79%, 10/25/2034 2 2
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.44%
Impac CMB Trust Series 2004-6
6.44%, 10/25/2034 1 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Impac CMB Trust Series 2005-1
6.08%, 04/25/2035 23 21
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
Impac CMB Trust Series 2005-5
6.23%, 08/25/2035 5 4
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
5.88%, 04/25/2037 1,260 439
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(c),(g)
472 467
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(c),(g)
2,344 1,915
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(c),(g)
604 600
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(c),(g)
1,734 1,724
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
6.20%, 01/25/2045 10 10
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 12,842

Schedule of Investments
Inflation Protection Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 0 .84%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(c)
$ 2,091 $ 1,978
AMSR 2023-SFR2 Trust
3.95%, 06/17/2040
(c)
750 693
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(c),(g)
1,307 1,299
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(c),(g)
879 854
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(c)
2,035 1,908
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(c)
1,275 1,234
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(c)
1,990 1,992
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(c)
3,320 3,275
Tricon Residential 2024-SFR2 Trust
6.00%, 06/17/2040
(c)
1,805 1,805
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(c),(g)
589 595
$ 15,633
Sovereign - 1 .57%
Brazilian Government International Bond
6.13%, 03/15/2034 2,200 2,163
European Union
2.50%, 10/04/2052 EUR 1,175 1,083
3.00%, 03/04/2053 6,265 6,367
French Republic Government Bond OAT
3.00%, 05/25/2054
(c)
1,670 1,641
Israel Government International Bond
5.75%, 03/12/2054 $ 393 364
Japan Government Thirty Year Bond
1.80%, 03/20/2054 JPY 415,350 2,538
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(c)
EUR 3,257 3,436
Mexican Bonos
7.75%, 11/23/2034 MXN 24,000 1,121
8.50%, 03/01/2029 16,500 841
8.50%, 05/31/2029 48,000 2,453
Mexico Government International Bond
3.50%, 02/12/2034 $ 663 550
6.35%, 02/09/2035 1,334 1,370
United Kingdom Gilt
4.38%, 07/31/2054 GBP 4,062 5,073
$ 29,000
TOTAL BONDS $ 71,509
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 96 .98%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 1 .47%
5.00%, 08/01/2054
(h)
$ 17,834 $ 17,562
5.50%, 08/01/2054
(h)
9,703 9,717
$ 27,279
U.S. Treasury - 0 .33%
3.00%, 02/15/2049 7,905 6,179
U.S. Treasury Inflation-Indexed Obligations - 95 .18%
0.13%, 10/15/2025 41,651 40,346
0.13%, 04/15/2026 11,126 10,666
0.13%, 07/15/2026 51,075 49,074
0.13%, 10/15/2026 62,456 59,805
0.13%, 04/15/2027 59,883 56,771
0.13%, 01/15/2030 54,193 49,625
0.13%, 07/15/2030 62,203 56,706
0.13%, 01/15/2031 63,932 57,566
0.13%, 07/15/2031 65,932 59,034
0.13%, 01/15/2032 69,350 61,306
0.13%, 02/15/2051 22,727 13,676
0.13%, 02/15/2052 26,406 15,642
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.25%, 07/15/2029 $ 48,444 $ 45,192
0.25%, 02/15/2050 24,334 15,445
0.38%, 01/15/2027 46,178 44,216
0.38%, 07/15/2027 56,100 53,712
0.50%, 01/15/2028 35,408 33,749
0.63%, 01/15/2026 51,239 49,696
0.63%, 07/15/2032 73,218 67,005
0.63%, 02/15/2043 23,114 17,897
0.75%, 07/15/2028 43,645 42,026
0.75%, 02/15/2042 29,531 23,746
0.75%, 02/15/2045 35,116 27,150
0.88%, 01/15/2029 39,389 37,870
0.88%, 02/15/2047 23,296 18,046
1.00%, 02/15/2046 18,233 14,693
1.00%, 02/15/2048 15,946 12,600
1.00%, 02/15/2049 8,961 7,040
1.13%, 01/15/2033 71,285 67,341
1.25%, 04/15/2028 48,369 47,247
1.38%, 07/15/2033 68,050 65,605
1.38%, 02/15/2044 33,437 29,520
1.50%, 02/15/2053 25,289 21,973
1.63%, 10/15/2027 55,694 55,298
1.75%, 01/15/2028 23,027 22,900
1.75%, 01/15/2034
(i)
72,348 71,637
1.88%, 07/15/2034 27,435 27,564
2.00%, 01/15/2026 24,519 24,248
2.13%, 04/15/2029 68,016 69,004
2.13%, 02/15/2040 13,472 13,685
2.13%, 02/15/2041 17,775 18,101
2.13%, 02/15/2054 13,994 14,022
2.38%, 01/15/2027 24,622 24,743
2.38%, 10/15/2028 61,241 62,792
2.50%, 01/15/2029 21,523 22,170
3.38%, 04/15/2032 11,068 12,311
3.63%, 04/15/2028 23,185 24,585
3.88%, 04/15/2029 26,800 29,277
$ 1,764,323
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,797,781
TOTAL PURCHASED OPTIONS - 0.03% $ 501
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.03% $ 681
Total Investments $ 1,872,363
Other Assets and Liabilities -  (1.00)% (18,610)
TOTAL NET ASSETS - 100.00% $ 1,853,753
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $47,049 or 2.54% of net assets.
(d) Security purchased on a when-issued basis.
(e) Non-income producing security
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
(i) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $376 or 0.02% of net assets.

Schedule of Investments
Inflation Protection Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 1,697 $ 638,427 $ 638,233 $ 1,891
$ 1,697 $ 638,427 $ 638,233 $ 1,891
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 301 $ — $ — $ —
$ 301 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - USD versus CNH Morgan Stanley & Co 1 $ 21,124 $ 7 .75 03/09/2026 $ 154 $ 155 $ 1
Call - 3 Month Secured Overnight
Financing Rate Future; December 2024
N/A 494 1,235 $ 95 .75 11/18/2024 69 77 8
Call - 3 Month Secured Overnight
Financing Rate Future; December 2024
N/A 494 1,235 $ 95 .25 11/18/2024 174 269 95
Total $ 397 $ 501 $ 104
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 3 Month Secured Overnight
Financing Rate Future; December 2024
N/A 988 $ 2,470 $ 95 .50 11/18/2024 $ (196) $ (266) $ (70)
Total $ (196) $ (266) $ (70)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Barclays Bank
PLC
Secured
Overnight
Financing Rate
Daily 4.54% Annual $ 165,327 4.54% 10/17/2024 $ 338 $ 393 $ 55
Call - 1 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Daily 4.54% Annual 82,884 4.54% 10/17/2024 170 197 27
Put - 10 Year Interest
Rate Swap
Citigroup Inc 4.43% Daily Secured
Overnight
Financing Rate
Annual 9,961 4.43% 10/18/2024 160 9 (151)
Put - 10 Year Interest
Rate Swap
Citigroup Inc 4.43% Daily Secured
Overnight
Financing Rate
Annual 4,981 4.43% 10/18/2024 75 5 (70)
Put - 30 Year Interest
Rate Swap
Citigroup Inc 3.93% Daily Secured
Overnight
Financing Rate
Annual 5,094 3.93% 12/19/2024 104 77 (27)
Total $ 847 $ 681 $ (166)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Barclays Bank
PLC
3.84% Daily Secured
Overnight
Financing Rate
Annual $ 165,327 3.84% 10/17/2024 $ (137) $ (58) $ 79
Call - 1 Year Interest
Rate Swap
Deutsche Bank
AG
3.84% Daily Secured
Overnight
Financing Rate
Annual 82,884 3.84% 10/17/2024 (68) (29) 39
Call - 10 Year Interest
Rate Swap
Citigroup Inc 3.89% Daily Secured
Overnight
Financing Rate
Annual 5,731 3.89% 09/16/2024 (87) (133) (46)
Call - 10 Year Interest
Rate Swap
Citigroup Inc 3.84% Daily Secured
Overnight
Financing Rate
Annual 2,916 3.84% 09/30/2024 (43) (64) (21)

Schedule of Investments
Inflation Protection Fund
July 31, 2024 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
3.86% Daily Secured
Overnight
Financing Rate
Annual $ 11,461 3.86% 09/13/2024 $ (175) $ (244) $ (69)
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
3.82% Daily Secured
Overnight
Financing Rate
Annual 2,865 3.82% 09/18/2024 (47) (57) (10)
Put - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 5.10% Annual 83,669 5.10% 10/18/2024 (147) (3) 144
Put - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 5.10% Annual 41,835 5.10% 10/18/2024 (70) (1) 69
Put - 10 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 3.89% Annual 5,731 3.89% 09/16/2024 (88) (23) 65
Put - 10 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.84% Daily 2,916 3.84% 09/30/2024 (43) (18) 25
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Daily 3.86% Annual 11,461 3.86% 09/13/2024 (175) (50) 125
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Daily 3.82% Annual 2,865 3.82% 09/18/2024 (46) (16) 30
Put - 30 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Daily 3.86% Annual 5,094 3.86% 09/19/2024 (64) (30) 34
Total $ (1,190) $ (726) $ 464
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; September 2024 Long 63 $ 4,749 $ 100
Canada 10 Year Bond; September 2024 Short 86 7,658 (119)
Euro Buxl 30 Year Bond; September 2024 Short 27 3,937 (198)
US 10 Year Note; September 2024 Long 15 1,677 —
US 10 Year Ultra Note; September 2024 Long 1 116 1
US 2 Year Note; September 2024 Long 165 33,886 125
US 5 Year Note; September 2024 Long 56 6,042 33
US Long Bond; September 2024 Long 46 5,556 (2)
US Ultra Bond; September 2024 Short 11 1,408 (17)
Total $ (77)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 08/02/2024 GBP 3,988 $ 5,125 $ 2 $ —
Bank of America NA 08/02/2024 EUR 10,999 $ 11,910 — (7)
Bank of America NA 08/02/2024 $ 2,379 JPY 379,978 — (157)
Bank of America NA 08/02/2024 $ 4,493 GBP 3,536 — (53)
Bank of America NA 09/04/2024 $ 5,127 GBP 3,988 — (1)
Bank of America NA 09/04/2024 $ 11,929 EUR 10,999 8 —
Citigroup Inc 09/18/2024 $ 555 MXN 10,597 — (9)
JPMorgan Chase 09/04/2024 $ 600 EUR 554 — —
Nomura Securities Int'l Inc 08/02/2024 $ 11,813 EUR 10,999 — (91)
Nomura Securities Int'l Inc 08/02/2024 $ 595 GBP 459 5 —
Standard Chartered Bank, Hong Kong 08/02/2024 JPY 367,017 $ 2,371 79 —
Standard Chartered Bank, Hong Kong 09/04/2024 $ 2,383 JPY 367,017 — (80)
Total $ 94 $ (398)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
July 31, 2024 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of July 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.42 N/A 5.00% Quarterly 06/20/2029 $ 18,894 $ 1,083 $ 196 $ 1,279
Total $ 1,083 $ 196 $ 1,279
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $18,894.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
6 Month Euro Interbank Offered
Rate
Pay 2.44% Semiannual Annual N/A 06/24/2054 EUR 278 $ 4 $ — $ 4
6 Month Euro Interbank Offered
Rate
Receive 2.43% Annual Semiannual N/A 06/20/2054 401 (4) — (4)
6 Month Euro Interbank Offered
Rate
Receive 2.43% Annual Semiannual N/A 06/19/2054 414 (4) — (4)
6 Month Euro Interbank Offered
Rate
Receive 2.49% Annual Semiannual N/A 02/19/2054 1,605 (38) 2 (36)
6 Month Euro Interbank Offered
Rate
Receive 2.51% Annual Semiannual N/A 02/20/2054 1,605 (43) 1 (42)
6 Month Euro Interbank Offered
Rate
Receive 2.51% Annual Semiannual N/A 02/20/2054 3,392 (97) 3 (94)
6 Month Euro Interbank Offered
Rate
Receive 2.51% Annual Semiannual N/A 03/01/2054 815 (23) 1 (22)
6 Month Euro Interbank Offered
Rate
Receive 2.54% Annual Semiannual N/A 04/22/2054 1,325 (44) (3) (47)
6 Month Euro Interbank Offered
Rate
Receive 2.46% Semiannual Semiannual N/A 03/22/2054 342 (6) 1 (5)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.61% Maturity Maturity N/A 12/12/2027 $ 16,230 $ 19 — 19
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.45% Maturity Maturity N/A 07/02/2026 3,560 (20) — (20)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Maturity Maturity N/A 07/15/2049 2,570 (27) — (27)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.55% Maturity Maturity N/A 05/07/2049 2,530 (62) — (62)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.51% Maturity Maturity N/A 03/25/2029 3,135 (9) — (9)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.42% Maturity Maturity N/A 05/22/2028 13,840 80 — 80
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.32% Maturity Maturity N/A 11/14/2025 3,400 2 — 2
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.40% Maturity Maturity N/A 02/23/2026 4,155 4 — 4
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.17% Maturity Maturity N/A 01/16/2026 6,975 30 — 30
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.32% Maturity Maturity N/A 11/21/2026 5,015 9 — 9
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.12% Maturity Maturity N/A 01/05/2026 15,185 72 — 72
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.48% Maturity Maturity N/A 03/20/2026 7,095 (11) — (11)

Schedule of Investments
Inflation Protection Fund
July 31, 2024 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
New Zealand Bank Bill 3
Month FRA
Pay 4.11% Quarterly Semiannual N/A 07/26/2034 NZD 3,385 $ 7 $ — $ 7
New Zealand Bank Bill 3
Month FRA
Receive 4.54% Semiannual Quarterly N/A 07/08/2034 2,904 (68) 2 (66)
New Zealand Bank Bill 3
Month FRA
Receive 4.38% Semiannual Quarterly N/A 07/15/2034 1,968 (31) 1 (30)
New Zealand Bank Bill 3
Month FRA
Pay 4.15% Quarterly Semiannual N/A 07/29/2034 1,137 4 — 4
New Zealand Bank Bill 3
Month FRA
Pay 4.13% Quarterly Semiannual N/A 07/23/2034 1,662 5 — 5
New Zealand Bank Bill 3
Month FRA
Receive 4.53% Semiannual Quarterly N/A 07/05/2034 3,488 (80) 1 (79)
New Zealand Bank Bill 3
Month FRA
Receive 4.37% Semiannual Quarterly N/A 07/15/2034 1,945 (29) — (29)
New Zealand Bank Bill 3
Month FRA
Receive 4.56% Semiannual Quarterly N/A 07/05/2034 3,479 (85) 1 (84)
Secured Overnight Financing
Rate
Pay 3.77% Annual Annual N/A 07/15/2034 $ 2,122 $ 13 — 13
Secured Overnight Financing
Rate
Receive 4.46% Annual Annual N/A 10/16/2025 109,652 (67) — (67)
Secured Overnight Financing
Rate
Pay 3.70% Annual Annual N/A 08/02/2034 1,146 8 — 8
Secured Overnight Financing
Rate
Pay 3.78% Annual Annual N/A 06/18/2034 2,122 14 — 14
Tokyo Overnight  Average Rate Receive 0.41% Annual Annual N/A 05/21/2026 JPY 1,470,695 $ 10 — 10
Tokyo Overnight  Average Rate Pay 0.99% Annual Annual N/A 05/21/2034 309,545 4 — 4
Tokyo Overnight  Average Rate Pay 0.85% Annual Annual N/A 03/11/2034 239,695 (13) — (13)
Tokyo Overnight  Average Rate Receive 0.27% Annual Annual N/A 03/11/2026 1,141,395 19 — 19
US Federal Funds Effective
Rate (continuous series)
Pay 5.33% Annual Annual N/A 09/18/2024 $ 360,470 $ 8 — 8
US Federal Funds Effective
Rate (continuous series)
Pay 5.32% Annual Annual N/A 09/18/2024 371,380 1 1 2
US Federal Funds Effective
Rate (continuous series)
Pay 5.33% Annual Annual N/A 09/18/2024 360,380 4 — 4
US Federal Funds Effective
Rate (continuous series)
Pay 5.32% Annual Annual N/A 09/18/2024 371,380 2 — 2
US Federal Funds Effective
Rate (continuous series)
Pay 5.32% Annual Annual N/A 09/18/2024 366,000 3 — 3
US Federal Funds Effective
Rate (continuous series)
Pay 5.32% Annual Annual N/A 09/18/2024 371,380 — 1 1
Total $ (439) $ 12 $ (427)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Equity Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .57 % Shares Held Value (000's)
Money Market Funds - 0 .57%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
3 $ —
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
1,629,813 1,630
$ 1,630
TOTAL INVESTMENT COMPANIES $ 1,630
COMMON STOCKS - 99 .79 % Shares Held Value (000's)
Aerospace & Defense - 5 .69%
Airbus SE 26,494 $ 4,009
BAE Systems PLC 728,859 12,156
$ 16,165
Apparel - 3 .73%
PRADA SpA 667,100 4,809
Samsonite International SA
(d)
2,005,200 5,783
$ 10,592
Automobile Manufacturers - 1 .70%
Toyota Motor Corp 251,400 4,830
Automobile Parts & Equipment - 2 .12%
Toyota Industries Corp 71,500 6,011
Banks - 13 .54%
AIB Group PLC 1,548,416 8,882
Erste Group Bank AG 85,850 4,465
National Bank of Greece SA 534,923 4,696
NatWest Group PLC 1,822,825 8,648
Sberbank of Russia PJSC ADR
(e)
194,243 —
Societe Generale SA 233,050 6,045
UniCredit SpA 138,524 5,690
$ 38,426
Building Materials - 2 .41%
CRH PLC 80,264 6,827
Coal - 2 .29%
Teck Resources Ltd 132,500 6,495
Cosmetics & Personal Care - 4 .67%
Unilever PLC 215,765 13,260
Entertainment - 1 .31%
Entain PLC 505,817 3,717
Food - 0 .00%
Magnit PJSC 24,200 —
Home Builders - 1 .45%
Vistry Group PLC
(e)
230,999 4,114
Insurance - 7 .45%
AIA Group Ltd 1,183,800 7,919
Hannover Rueck SE 26,405 6,556
MS&AD Insurance Group Holdings Inc 282,900 6,669
$ 21,144
Internet - 4 .91%
JD.com Inc 509,850 6,723
Tencent Holdings Ltd 156,500 7,222
$ 13,945
Iron & Steel - 0 .00%
Evraz PLC
(e)
204,000 —
Machinery - Construction & Mining - 1 .93%
Weir Group PLC/The 210,108 5,485
Media - 1 .90%
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
66,513 5,379
Mining - 1 .07%
Sandfire Resources Ltd
(e)
533,288 3,046
Oil & Gas - 5 .96%
Canadian Natural Resources Ltd 102,100 3,625
Gazprom PJSC
(e)
288,000 —
LUKOIL PJSC 20,000 —
Noble Corp PLC 145,383 6,865
Novatek PJSC 67,000 —
Suncor Energy Inc 97,900 3,910
Tourmaline Oil Corp 57,000 2,508
$ 16,908
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 8 .27%
AstraZeneca PLC 55,184 $ 8,767
Novo Nordisk A/S 32,715 4,334
Sanofi SA 100,585 10,370
$ 23,471
Private Equity - 1 .65%
3i Group PLC 116,191 4,674
Retail - 6 .96%
Alimentation Couche-Tard Inc 92,100 5,678
Dollarama Inc 97,800 9,168
Yum China Holdings Inc 162,760 4,922
$ 19,768
Semiconductors - 13 .31%
ASML Holding NV 8,419 7,839
Renesas Electronics Corp 236,200 4,068
Samsung Electronics Co Ltd 173,034 10,670
Socionext Inc 156,600 3,162
Taiwan Semiconductor Manufacturing Co Ltd 413,000 12,048
$ 37,787
Software - 0 .00%
Constellation Software Inc/Canada - Warrants
(e),(f)
500 —
Telecommunications - 4 .15%
Deutsche Telekom AG 450,894 11,794
Toys, Games & Hobbies - 3 .32%
Nintendo Co Ltd 170,500 9,421
TOTAL COMMON STOCKS $ 283,259
Total Investments $ 284,889
Other Assets and Liabilities -  (0.36)% (1,022)
TOTAL NET ASSETS - 100.00% $ 283,867
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,783 or 2.04% of net assets.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Equity Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 937 $ 97,741 $ 97,048 $ 1,630
$ 937 $ 97,741 $ 97,048 $ 1,630
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 77 $ — $ — $ —
$ 77 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .06 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .84%
iShares Russell 1000 Growth ETF 241,200 $ 86,395
Money Market Funds - 2 .22%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
525,787 526
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
227,681,068 227,682
$ 228,208
TOTAL INVESTMENT COMPANIES $ 314,603
CONVERTIBLE PREFERRED STOCKS
- 0 .08 % Shares Held Value (000's)
Automobile Manufacturers - 0 .03%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 3,009
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 2,026
Software - 0 .03%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 1,445
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 2,349
$ 3,794
TOTAL CONVERTIBLE PREFERRED STOCKS $ 8,829
COMMON STOCKS - 96 .80 % Shares Held Value (000's)
Advertising - 0 .03%
Trade Desk Inc/The
(d)
30,582 $ 2,749
Aerospace & Defense - 1 .80%
Boeing Co/The
(d)
100,558 19,166
General Electric Co 16,226 2,762
HEICO Corp 3,098 748
HEICO Corp - Class A 5,661 1,076
Howmet Aerospace Inc 364,980 34,928
Loar Holdings Inc
(d)
377 24
Lockheed Martin Corp 4,777 2,589
Spirit AeroSystems Holdings Inc
(d)
463 17
TransDigm Group Inc 95,514 123,616
$ 184,926
Airlines - 0 .00%
American Airlines Group Inc
(d)
1,890 20
Apparel - 0 .05%
Crocs Inc
(d)
738 99
Deckers Outdoor Corp
(d)
1,765 1,628
NIKE Inc 51,419 3,849
Skechers USA Inc
(d)
407 27
$ 5,603
Automobile Manufacturers - 0 .43%
Tesla Inc
(d)
192,118 44,585
Automobile Parts & Equipment - 0 .07%
Aurora Innovation Inc
(d),(g)
1,843,951 7,376
Banks - 0 .06%
Goldman Sachs Group Inc/The 5,914 3,010
Morgan Stanley 4,788 494
NU Holdings Ltd/Cayman Islands
(d)
219,921 2,668
Popular Inc 294 30
$ 6,202
Beverages - 0 .25%
Boston Beer Co Inc/The
(d)
76 21
Celsius Holdings Inc
(d)
12,218 572
Coca-Cola Co/The 153,771 10,263
Monster Beverage Corp
(d)
41,887 2,155
PepsiCo Inc 75,108 12,969
$ 25,980
Biotechnology - 0 .61%
Alnylam Pharmaceuticals Inc
(d)
7,801 1,852
Amgen Inc 28,922 9,616
Apellis Pharmaceuticals Inc
(d)
7,210 285
Argenx SE ADR
(d)
50,667 26,138
Exelixis Inc
(d)
16,557 388
Incyte Corp
(d)
440 29
Intra-Cellular Therapies Inc
(d)
7,162 564
Ionis Pharmaceuticals Inc
(d)
9,367 463
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Legend Biotech Corp ADR
(d)
299,592 $ 16,894
Regeneron Pharmaceuticals Inc
(d)
608 656
Sarepta Therapeutics Inc
(d)
6,310 898
Ultragenyx Pharmaceutical Inc
(d)
5,834 263
Vertex Pharmaceuticals Inc
(d)
8,989 4,456
Viking Therapeutics Inc
(d)
7,315 417
$ 62,919
Building Materials - 0 .06%
AAON Inc 4,772 422
Armstrong World Industries Inc 1,009 132
AZEK Co Inc/The
(d)
7,011 315
Builders FirstSource Inc
(d)
753 126
Eagle Materials Inc 1,836 500
Lennox International Inc 2,265 1,322
Louisiana-Pacific Corp 3,159 310
Martin Marietta Materials Inc 237 141
Simpson Manufacturing Co Inc 159 30
Trane Technologies PLC 5,387 1,801
Trex Co Inc
(d)
7,329 613
Vulcan Materials Co 2,411 662
$ 6,374
Chemicals - 0 .09%
Celanese Corp 2,016 284
Chemours Co/The 530 13
Ecolab Inc 15,025 3,466
RPM International Inc 1,696 206
Sherwin-Williams Co/The 14,814 5,197
$ 9,166
Commercial Services - 3 .40%
Affirm Holdings Inc
(d)
95,172 2,692
Automatic Data Processing Inc 26,415 6,937
Avis Budget Group Inc 295 30
Block Inc
(d)
16,245 1,005
Booz Allen Hamilton Holding Corp 8,898 1,275
Bright Horizons Family Solutions Inc
(d)
306 37
Cintas Corp 184,324 140,813
Corpay Inc
(d)
4,834 1,411
Equifax Inc 107,028 29,901
Grand Canyon Education Inc
(d)
651 102
H&R Block Inc 1,868 108
Moody's Corp 10,971 5,008
Morningstar Inc 1,890 600
Paylocity Holding Corp
(d)
3,051 458
Quanta Services Inc 3,123 829
Rollins Inc 19,353 927
S&P Global Inc 313,068 151,753
Shift4 Payments Inc
(d)
4,205 289
Toast Inc
(d)
30,702 803
TransUnion 443 40
U-Haul Holding Co 2,997 191
U-Haul Holding Co
(d)
129 9
United Rentals Inc 1,162 880
Valvoline Inc
(d)
8,974 417
Verisk Analytics Inc 9,892 2,589
WEX Inc
(d)
158 29
WillScot Holdings Corp
(d)
3,749 154
$ 349,287
Computers - 6 .18%
Apple Inc 2,795,976 620,931
Crowdstrike Holdings Inc
(d)
15,126 3,509
Dell Technologies Inc 2,759 314
EPAM Systems Inc
(d)
142 30
Fortinet Inc
(d)
35,636 2,068
Gartner Inc
(d)
5,260 2,636
Globant SA
(d)
2,240 436
HP Inc 16,408 592
KBR Inc 461 31
NetApp Inc 6,430 816
Pure Storage Inc
(d)
17,518 1,050

Schedule of Investments
LargeCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Super Micro Computer Inc
(d)
3,423 $ 2,402
Zscaler Inc
(d)
6,375 1,143
$ 635,958
Consumer Products - 0 .03%
Avery Dennison Corp 2,140 464
Clorox Co/The 8,628 1,138
Kimberly-Clark Corp 9,605 1,297
$ 2,899
Cosmetics & Personal Care - 0 .10%
Colgate-Palmolive Co 30,938 3,069
elf Beauty Inc
(d)
3,709 640
Estee Lauder Cos Inc/The 5,806 578
Procter & Gamble Co/The 36,415 5,854
$ 10,141
Distribution & Wholesale - 0 .09%
Copart Inc
(d)
55,936 2,927
Core & Main Inc
(d)
7,580 405
Fastenal Co 33,386 2,362
Pool Corp 2,581 965
SiteOne Landscape Supply Inc
(d)
1,135 167
WW Grainger Inc 2,613 2,553
$ 9,379
Diversified Financial Services - 4 .97%
Ally Financial Inc 2,577 116
American Express Co 14,767 3,737
Ameriprise Financial Inc 6,369 2,739
Apollo Global Management Inc 27,021 3,386
Ares Management Corp 12,371 1,895
Blue Owl Capital Inc 34,747 663
Charles Schwab Corp/The 448,519 29,239
Coinbase Global Inc
(d)
11,507 2,582
Credit Acceptance Corp
(d)
338 194
Houlihan Lokey Inc 162 24
Jefferies Financial Group Inc 3,506 205
Lazard Inc 7,129 351
LPL Financial Holdings Inc 5,193 1,150
Mastercard Inc 688,544 319,284
SoFi Technologies Inc
(d)
6,521 49
TPG Inc 799 41
Tradeweb Markets Inc 208,641 23,302
UWM Holdings Corp 1,425 12
Visa Inc 458,315 121,760
Western Union Co/The 2,294 27
XP Inc 1,150 20
$ 510,776
Electric - 0 .03%
Constellation Energy Corp 3,513 667
NRG Energy Inc 6,092 458
Vistra Corp 23,850 1,889
$ 3,014
Electrical Components & Equipment - 0 .79%
Generac Holdings Inc
(d)
521,377 81,168
Universal Display Corp 1,676 373
$ 81,541
Electronics - 0 .78%
Amphenol Corp 1,221,707 78,507
Honeywell International Inc 7,031 1,439
Jabil Inc 388 44
$ 79,990
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
8,981 1,034
Engineering & Construction - 0 .01%
Comfort Systems USA Inc 2,482 825
EMCOR Group Inc 1,323 497
TopBuild Corp
(d)
89 42
$ 1,364
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .04%
Churchill Downs Inc 4,814 $ 691
DraftKings Inc
(d)
30,753 1,136
Light & Wonder Inc
(d)
6,287 674
Live Nation Entertainment Inc
(d)
10,960 1,054
Madison Square Garden Sports Corp
(d)
64 13
TKO Group Holdings Inc 435 48
Vail Resorts Inc 2,256 411
$ 4,027
Environmental Control - 1 .02%
Tetra Tech Inc 791 169
Veralto Corp 926,013 98,675
Waste Management Inc 27,760 5,626
$ 104,470
Food - 0 .02%
Hershey Co/The 1,472 291
Lamb Weston Holdings Inc 3,247 195
Performance Food Group Co
(d)
1,508 104
Pilgrim's Pride Corp
(d)
316 13
Sysco Corp 21,425 1,642
$ 2,245
Hand & Machine Tools - 0 .00%
Lincoln Electric Holdings Inc 924 190
Healthcare - Products - 5 .75%
10X Genomics Inc
(d)
3,150 65
Align Technology Inc
(d)
271,436 62,941
Bruker Corp 4,648 319
Danaher Corp 135,369 37,508
Edwards Lifesciences Corp
(d)
643,097 40,547
Exact Sciences Corp
(d)
4,212 192
GE HealthCare Technologies Inc 2,356 199
IDEXX Laboratories Inc
(d)
5,746 2,736
Inspire Medical Systems Inc
(d)
2,108 297
Insulet Corp
(d)
4,878 948
Intuitive Surgical Inc
(d)
602,598 267,921
Masimo Corp
(d)
1,537 165
Natera Inc
(d)
7,871 806
Penumbra Inc
(d)
53,902 9,006
Repligen Corp
(d)
321 54
ResMed Inc 2,799 597
Stryker Corp 205,178 67,185
Thermo Fisher Scientific Inc 159,850 98,042
Waters Corp
(d)
2,538 854
West Pharmaceutical Services Inc 3,099 949
$ 591,331
Healthcare - Services - 1 .60%
Chemed Corp 63 36
DaVita Inc
(d)
3,541 484
Elevance Health Inc 2,624 1,396
Fortrea Holdings Inc
(d)
505 14
HCA Healthcare Inc 3,324 1,207
Humana Inc 32,499 11,752
IQVIA Holdings Inc
(d)
1,463 360
Medpace Holdings Inc
(d)
1,808 692
Molina Healthcare Inc
(d)
2,586 882
UnitedHealth Group Inc 255,657 147,299
$ 164,122
Home Furnishings - 0 .01%
SharkNinja Inc 525 41
Tempur Sealy International Inc 11,639 609
$ 650
Insurance - 1 .55%
Allstate Corp/The 2,886 494
Arthur J Gallagher & Co 1,083 307
Brown & Brown Inc 7,314 727
Equitable Holdings Inc 22,175 967
Everest Group Ltd 484 190
Kinsale Capital Group Inc 1,615 738
Markel Group Inc
(d)
198 325

Schedule of Investments
LargeCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc 4,723 $ 1,051
Progressive Corp/The 719,795 154,122
RLI Corp 103 16
Ryan Specialty Holdings Inc 6,915 426
$ 159,363
Internet - 18 .71%
Airbnb Inc
(d)
30,251 4,222
Alphabet Inc - A Shares 2,049,113 351,505
Alphabet Inc - C Shares 1,330,326 230,346
Amazon.com Inc
(d)
3,468,327 648,507
Booking Holdings Inc 17,764 65,994
CDW Corp/DE 4,726 1,031
Coupang Inc
(d)
1,719,179 35,673
DoorDash Inc - Class A
(d)
20,970 2,322
Etsy Inc
(d)
5,290 345
Expedia Group Inc
(d)
8,790 1,122
GoDaddy Inc
(d)
9,819 1,428
Lyft Inc
(d)
14,513 175
MercadoLibre Inc
(d)
9,603 16,027
Meta Platforms Inc 571,262 271,252
Netflix Inc
(d)
118,180 74,258
Okta Inc
(d)
4,824 453
Palo Alto Networks Inc
(d)
21,332 6,927
Pinterest Inc
(d)
40,953 1,309
Roku Inc
(d)
1,308 76
Shopify Inc
(d)
524,823 32,119
Spotify Technology SA
(d)
88,121 30,308
TripAdvisor Inc
(d)
683 12
Trump Media & Technology Group Corp
(d),(g)
1,445 42
Uber Technologies Inc
(d)
2,300,126 148,289
VeriSign Inc
(d)
203 38
$ 1,923,780
Iron & Steel - 0 .00%
Cleveland-Cliffs Inc
(d)
10,568 162
Leisure Products & Services - 0 .02%
Norwegian Cruise Line Holdings Ltd
(d)
29,642 546
Planet Fitness Inc
(d)
3,317 245
Royal Caribbean Cruises Ltd 5,736 899
YETI Holdings Inc
(d)
1,019 42
$ 1,732
Lodging - 1 .56%
Choice Hotels International Inc
(g)
1,497 191
Hilton Worldwide Holdings Inc 742,376 159,366
Hyatt Hotels Corp 254 37
Las Vegas Sands Corp 24,782 983
Wyndham Hotels & Resorts Inc 249 19
Wynn Resorts Ltd 273 23
$ 160,619
Machinery - Construction & Mining - 0 .04%
BWX Technologies Inc 1,283 128
Caterpillar Inc 4,857 1,681
Vertiv Holdings Co 24,782 1,950
$ 3,759
Machinery - Diversified - 0 .72%
Cognex Corp 372 18
IDEX Corp 91,136 19,000
Ingersoll Rand Inc 549,570 55,177
Rockwell Automation Inc 727 203
$ 74,398
Media - 0 .01%
FactSet Research Systems Inc 986 407
Liberty Broadband Corp - A Shares
(d)
148 10
Liberty Broadband Corp - C Shares
(d)
1,866 126
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
331 25
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,872 394
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Nexstar Media Group Inc 840 $ 155
$ 1,117
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 1,797 318
Mining - 0 .01%
Southern Copper Corp 5,828 621
Miscellaneous Manufacturers - 0 .04%
3M Co 7,158 913
Axon Enterprise Inc
(d)
5,014 1,504
Carlisle Cos Inc 444 186
Illinois Tool Works Inc 7,728 1,911
$ 4,514
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
809 284
Oil & Gas - 0 .04%
Civitas Resources Inc 1,897 132
EQT Corp 2,121 73
Hess Corp 12,540 1,924
Matador Resources Co 358 22
Permian Resources Corp 9,235 142
Texas Pacific Land Corp 1,298 1,097
Viper Energy Inc 1,068 46
Weatherford International PLC 5,035 593
$ 4,029
Oil & Gas Services - 0 .28%
Schlumberger NV 590,191 28,500
Packaging & Containers - 0 .00%
Sealed Air Corp 335 13
Pharmaceuticals - 4 .47%
AbbVie Inc 52,951 9,813
Becton Dickinson & Co 179,959 43,381
Cardinal Health Inc 10,048 1,013
Cencora Inc 11,669 2,776
Cigna Group/The 242,015 84,383
Dexcom Inc
(d)
27,379 1,857
Eli Lilly & Co 182,182 146,524
McKesson Corp 3,966 2,447
Merck & Co Inc 175,285 19,830
Neurocrine Biosciences Inc
(d)
6,941 983
Zoetis Inc 812,360 146,257
$ 459,264
Pipelines - 0 .04%
Antero Midstream Corp 8,939 128
Cheniere Energy Inc 8,164 1,491
New Fortress Energy Inc
(g)
1,381 27
Targa Resources Corp 15,231 2,061
$ 3,707
Private Equity - 0 .08%
Blackstone Inc 49,335 7,013
KKR & Co Inc 13,455 1,661
$ 8,674
Real Estate - 1 .17%
CoStar Group Inc
(d)
1,533,598 119,652
Jones Lang LaSalle Inc
(d)
878 220
$ 119,872
REITs - 0 .10%
American Tower Corp 32,311 7,121
Equinix Inc 325 257
Iron Mountain Inc 11,538 1,183
Lamar Advertising Co 1,514 182
Public Storage 1,717 508
Simon Property Group Inc 5,774 886
$ 10,137
Retail - 3 .63%
AutoZone Inc
(d)
1,090 3,416
Burlington Stores Inc
(d)
4,371 1,138
CarMax Inc
(d)
381 32

Schedule of Investments
LargeCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Carvana Co
(d)
2,603 $ 347
Casey's General Stores Inc 442 171
Cava Group Inc
(d)
5,265 443
Chipotle Mexican Grill Inc
(d)
670,479 36,421
Costco Wholesale Corp 250,156 205,628
Darden Restaurants Inc 4,397 643
Dick's Sporting Goods Inc 208 45
Dollar General Corp 206,931 24,912
Domino's Pizza Inc 894 383
Dutch Bros Inc
(d)
2,496 96
Ferguson Enterprises Inc 936 208
Five Below Inc
(d)
2,543 185
Floor & Decor Holdings Inc
(d)
2,702 265
Freshpet Inc
(d)
1,024 125
Home Depot Inc/The 54,756 20,159
Lululemon Athletica Inc
(d)
8,390 2,170
McDonald's Corp 3,242 861
Murphy USA Inc 1,373 693
O'Reilly Automotive Inc
(d)
3,732 4,204
RH
(d)
110 32
Ross Stores Inc 377,439 54,060
Starbucks Corp 60,815 4,741
Texas Roadhouse Inc 4,658 813
TJX Cos Inc/The 46,333 5,237
Tractor Supply Co 7,503 1,976
Ulta Beauty Inc
(d)
2,919 1,065
Wendy's Co/The 5,860 99
Williams-Sonoma Inc 5,257 813
Wingstop Inc 2,044 764
Yum! Brands Inc 7,530 1,000
$ 373,145
Semiconductors - 11 .63%
Advanced Micro Devices Inc
(d)
193,072 27,895
Applied Materials Inc 52,889 11,223
ASML Holding NV - NY Reg Shares 61,325 57,443
Astera Labs Inc
(d),(g)
200 9
Broadcom Inc 314,320 50,505
Entegris Inc 10,456 1,237
KLA Corp 9,307 7,660
Lam Research Corp 9,025 8,314
Lattice Semiconductor Corp
(d)
8,202 435
Marvell Technology Inc 1,635,115 109,520
MKS Instruments Inc 158 20
Monolithic Power Systems Inc 3,244 2,800
NVIDIA Corp 7,036,130 823,367
NXP Semiconductors NV 302,247 79,539
Onto Innovation Inc
(d)
757 145
QUALCOMM Inc 72,439 13,108
Teradyne Inc 9,682 1,270
Texas Instruments Inc 7,667 1,563
$ 1,196,053
Software - 24 .10%
Adobe Inc
(d)
379,689 209,456
Appfolio Inc
(d)
1,571 348
AppLovin Corp
(d)
18,171 1,401
Atlassian Corp
(d)
658,138 116,208
Autodesk Inc
(d)
504,613 124,902
Bentley Systems Inc 9,737 475
BILL Holdings Inc
(d)
1,022 51
Broadridge Financial Solutions Inc 7,440 1,592
Cadence Design Systems Inc
(d)
374,012 100,108
Cloudflare Inc
(d)
20,766 1,609
Confluent Inc
(d)
16,763 419
Datadog Inc
(d)
20,702 2,411
Dayforce Inc
(d)
546 32
DocuSign Inc
(d)
14,085 781
DoubleVerify Holdings Inc
(d)
5,643 119
Doximity Inc
(d)
417 12
Dropbox Inc - A Shares
(d)
5,236 125
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Duolingo Inc
(d)
2,588 $ 445
Dynatrace Inc
(d)
541,979 23,804
Elastic NV
(d)
5,688 624
Fair Isaac Corp
(d)
22,358 35,773
Fiserv Inc
(d)
758,306 124,036
Five9 Inc
(d)
4,284 191
Gitlab Inc
(d)
8,235 422
Guidewire Software Inc
(d)
2,626 394
HashiCorp Inc
(d)
4,012 135
HubSpot Inc
(d)
44,927 22,330
Intuit Inc 469,099 303,670
Magic Leap Inc
(d),(e),(f)
10,706 —
Manhattan Associates Inc
(d)
4,284 1,094
Microsoft Corp 2,258,815 944,975
MicroStrategy Inc
(d)
68 110
MongoDB Inc
(d)
28,163 7,107
MSCI Inc 3,125 1,690
nCino Inc
(d)
3,526 115
Nutanix Inc
(d)
4,032 204
Oracle Corp 108,598 15,144
Palantir Technologies Inc
(d)
139,042 3,739
Paychex Inc 8,033 1,028
Paycom Software Inc 2,271 379
Paycor HCM Inc
(d)
1,264 16
Pegasystems Inc 3,077 214
Procore Technologies Inc
(d)
7,327 520
PTC Inc
(d)
5,014 892
RingCentral Inc
(d)
4,781 168
ROBLOX Corp
(d)
35,349 1,468
Salesforce Inc 55,000 14,234
SentinelOne Inc
(d)
1,342 31
ServiceNow Inc
(d)
303,761 247,380
Smartsheet Inc
(d)
9,200 441
Snowflake Inc - Class A
(d)
21,894 2,855
Stripe Inc - Class B
(d),(e),(f)
114,126 2,967
Synopsys Inc
(d)
10,568 5,900
Teradata Corp
(d)
6,700 217
Twilio Inc
(d)
2,380 141
Tyler Technologies Inc
(d)
2,541 1,444
UiPath Inc
(d)
23,230 283
Unity Software Inc
(d)
9,118 149
Veeva Systems Inc
(d)
358,151 68,740
Workday Inc
(d)
365,113 82,924
$ 2,478,442
Telecommunications - 0 .23%
Arista Networks Inc
(d)
17,851 6,186
Iridium Communications Inc 441 13
Motorola Solutions Inc 5,475 2,184
T-Mobile US Inc 83,892 15,292
Ubiquiti Inc 152 28
$ 23,703
Toys, Games & Hobbies - 0 .00%
Hasbro Inc 8,449 545
Transportation - 0 .09%
Expeditors International of Washington Inc 1,588 198
Old Dominion Freight Line Inc 13,621 2,863
Saia Inc
(d)
1,121 468
Union Pacific Corp 20,247 4,996
XPO Inc
(d)
7,948 913
$ 9,438
TOTAL COMMON STOCKS $ 9,954,507
Total Investments $ 10,277,939
Other Assets and Liabilities -  0.06% 6,050
TOTAL NET ASSETS - 100.00% $ 10,283,989

Schedule of Investments
LargeCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $526 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $500 or 0.00% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 271,630 $ 2,113,454 $ 2,157,402 $ 227,682
$ 271,630 $ 2,113,454 $ 2,157,402 $ 227,682
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 8,339 $ — $ — $ —
$ 8,339 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 1,445 0.01%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 2,349 0.02%
Sila Nano Series F   0.00% 01/07/2021 4,277 2,026 0.02%
Stripe Inc - Class B 12/17/2019 1,791 2,967 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 3,009 0.03%
Total $ 11,796 0.11%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2024 Long 326 $ 90,595 $ (346)
Total $ (346)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .71 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .31%
iShares Core S&P 500 ETF 47,300 $ 26,172
Money Market Funds - 3 .40%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
13,137 13
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
285,785,142 285,785
$ 285,798
TOTAL INVESTMENT COMPANIES $ 311,970
COMMON STOCKS - 95 .99 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 65,672 $ 2,112
Omnicom Group Inc 34,075 3,341
$ 5,453
Aerospace & Defense - 1 .77%
Boeing Co/The
(d)
100,407 19,138
General Dynamics Corp 39,560 11,817
General Electric Co 190,462 32,417
Howmet Aerospace Inc 67,473 6,457
L3Harris Technologies Inc 33,005 7,488
Lockheed Martin Corp 37,156 20,136
Northrop Grumman Corp 24,205 11,723
RTX Corp 231,335 27,179
TransDigm Group Inc 9,736 12,600
$ 148,955
Agriculture - 0 .64%
Altria Group Inc 298,868 14,647
Archer-Daniels-Midland Co 86,033 5,335
Bunge Global SA 24,638 2,593
Philip Morris International Inc 270,495 31,150
$ 53,725
Airlines - 0 .14%
American Airlines Group Inc
(d)
114,161 1,215
Delta Air Lines Inc 112,285 4,830
Southwest Airlines Co 104,132 2,805
United Airlines Holdings Inc
(d)
57,212 2,599
$ 11,449
Apparel - 0 .27%
Deckers Outdoor Corp
(d)
4,466 4,121
NIKE Inc 210,795 15,780
Ralph Lauren Corp 6,795 1,193
Tapestry Inc 39,980 1,603
$ 22,697
Automobile Manufacturers - 1 .71%
Cummins Inc 23,800 6,945
Ford Motor Co 682,343 7,383
General Motors Co 198,527 8,799
PACCAR Inc 91,202 8,998
Tesla Inc
(d)
482,783 112,039
$ 144,164
Automobile Parts & Equipment - 0 .06%
Aptiv PLC
(d)
47,339 3,285
BorgWarner Inc 39,644 1,400
$ 4,685
Banks - 4 .01%
Bank of America Corp 1,183,853 47,721
Bank of New York Mellon Corp/The 130,121 8,467
Citigroup Inc 331,896 21,533
Citizens Financial Group Inc 79,174 3,378
Fifth Third Bancorp 119,025 5,040
Goldman Sachs Group Inc/The 56,108 28,561
Huntington Bancshares Inc/OH 252,172 3,770
JPMorgan Chase & Co 499,673 106,330
KeyCorp 164,060 2,646
M&T Bank Corp 29,032 4,998
Morgan Stanley 217,741 22,473
Northern Trust Corp 35,599 3,156
PNC Financial Services Group Inc/The 69,236 12,539
Regions Financial Corp 159,354 3,565
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
State Street Corp 52,419 $ 4,454
Truist Financial Corp 232,830 10,405
US Bancorp 271,521 12,186
Wells Fargo & Co 606,622 35,997
$ 337,219
Beverages - 1 .29%
Brown-Forman Corp - B Shares 31,149 1,406
Coca-Cola Co/The 674,630 45,025
Constellation Brands Inc 28,014 6,868
Keurig Dr Pepper Inc 181,621 6,226
Molson Coors Beverage Co 31,639 1,672
Monster Beverage Corp
(d)
123,417 6,350
PepsiCo Inc 239,214 41,305
$ 108,852
Biotechnology - 1 .33%
Amgen Inc 93,339 31,032
Biogen Inc
(d)
25,334 5,401
Bio-Rad Laboratories Inc
(d)
3,550 1,201
Corteva Inc 121,274 6,804
Gilead Sciences Inc 216,779 16,488
Incyte Corp
(d)
27,666 1,800
Moderna Inc
(d)
58,015 6,917
Regeneron Pharmaceuticals Inc
(d)
18,455 19,917
Vertex Pharmaceuticals Inc
(d)
44,900 22,258
$ 111,818
Building Materials - 0 .62%
Builders FirstSource Inc
(d)
21,239 3,555
Carrier Global Corp 145,802 9,931
Johnson Controls International plc 117,220 8,386
Martin Marietta Materials Inc 10,725 6,364
Masco Corp 38,323 2,983
Mohawk Industries Inc
(d)
9,223 1,485
Trane Technologies PLC 39,385 13,166
Vulcan Materials Co 23,012 6,317
$ 52,187
Chemicals - 1 .32%
Air Products and Chemicals Inc 38,681 10,206
Albemarle Corp 20,450 1,916
Celanese Corp 17,484 2,468
CF Industries Holdings Inc 31,804 2,429
Dow Inc 122,359 6,665
DuPont de Nemours Inc 72,750 6,089
Eastman Chemical Co 20,471 2,115
Ecolab Inc 44,224 10,202
FMC Corp 21,718 1,267
International Flavors & Fragrances Inc 44,431 4,420
Linde PLC 83,644 37,933
LyondellBasell Industries NV 44,760 4,452
Mosaic Co/The 55,922 1,665
PPG Industries Inc 40,953 5,200
Sherwin-Williams Co/The 40,588 14,238
$ 111,265
Commercial Services - 1 .45%
Automatic Data Processing Inc 71,217 18,703
Cintas Corp 15,005 11,463
Corpay Inc
(d)
12,227 3,568
Equifax Inc 21,508 6,009
Global Payments Inc 44,413 4,514
MarketAxess Holdings Inc 6,595 1,474
Moody's Corp 27,323 12,472
PayPal Holdings Inc
(d)
182,013 11,973
Quanta Services Inc 25,472 6,760
Rollins Inc 48,869 2,341
S&P Global Inc 55,697 26,998
United Rentals Inc 11,586 8,772
Verisk Analytics Inc 24,826 6,498
$ 121,545

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 8 .16%
Accenture PLC - Class A 109,399 $ 36,170
Apple Inc 2,508,055 556,989
Cognizant Technology Solutions Corp 86,513 6,547
Crowdstrike Holdings Inc
(d)
40,135 9,310
EPAM Systems Inc
(d)
10,087 2,170
Fortinet Inc
(d)
110,329 6,403
Gartner Inc
(d)
13,508 6,770
Hewlett Packard Enterprise Co 226,201 4,504
HP Inc 150,171 5,420
International Business Machines Corp 159,838 30,711
Leidos Holdings Inc 23,527 3,397
NetApp Inc 35,909 4,560
Seagate Technology Holdings PLC 33,981 3,472
Super Micro Computer Inc
(d)
8,762 6,148
Western Digital Corp
(d)
56,815 3,809
$ 686,380
Consumer Products - 0 .21%
Avery Dennison Corp 14,016 3,039
Church & Dwight Co Inc 42,548 4,170
Clorox Co/The 21,609 2,851
Kimberly-Clark Corp 58,588 7,912
$ 17,972
Cosmetics & Personal Care - 1 .08%
Colgate-Palmolive Co 142,757 14,160
Estee Lauder Cos Inc/The 40,546 4,039
Kenvue Inc 333,182 6,160
Procter & Gamble Co/The 410,666 66,019
$ 90,378
Distribution & Wholesale - 0 .32%
Copart Inc
(d)
152,238 7,967
Fastenal Co 99,624 7,048
LKQ Corp 46,420 1,926
Pool Corp 6,669 2,494
WW Grainger Inc 7,609 7,433
$ 26,868
Diversified Financial Services - 3 .28%
American Express Co 98,875 25,019
Ameriprise Financial Inc 17,282 7,433
BlackRock Inc 24,304 21,302
Capital One Financial Corp 66,486 10,066
Cboe Global Markets Inc 18,297 3,358
Charles Schwab Corp/The 259,769 16,934
CME Group Inc 62,652 12,136
Discover Financial Services 43,605 6,279
Franklin Resources Inc 52,178 1,193
Intercontinental Exchange Inc 99,804 15,126
Invesco Ltd 78,272 1,351
Mastercard Inc 142,854 66,243
Nasdaq Inc 66,209 4,481
Raymond James Financial Inc 32,460 3,765
Synchrony Financial 69,869 3,549
T Rowe Price Group Inc 38,855 4,438
Visa Inc 273,904 72,768
$ 275,441
Electric - 2 .16%
AES Corp/The 123,658 2,200
Alliant Energy Corp 44,610 2,483
Ameren Corp 46,401 3,678
American Electric Power Co Inc 91,719 9,000
CenterPoint Energy Inc 111,312 3,089
CMS Energy Corp 51,963 3,367
Consolidated Edison Inc 60,176 5,868
Constellation Energy Corp 54,851 10,411
Dominion Energy Inc 145,849 7,797
DTE Energy Co 36,007 4,340
Duke Energy Corp 134,288 14,674
Edison International 66,947 5,356
Entergy Corp 37,156 4,309
Evergy Inc 40,008 2,321
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Eversource Energy 61,292 $ 3,978
Exelon Corp 174,006 6,473
FirstEnergy Corp 90,126 3,777
NextEra Energy Inc 357,491 27,309
NRG Energy Inc 36,275 2,727
PG&E Corp 371,847 6,786
Pinnacle West Capital Corp 19,759 1,691
PPL Corp 128,367 3,815
Public Service Enterprise Group Inc 86,666 6,913
Sempra 110,116 8,816
Southern Co/The 190,257 15,890
Vistra Corp 56,831 4,502
WEC Energy Group Inc 54,954 4,729
Xcel Energy Inc 96,681 5,635
$ 181,934
Electrical Components & Equipment - 0 .49%
AMETEK Inc 40,276 6,987
Eaton Corp PLC 69,565 21,203
Emerson Electric Co 99,546 11,658
Generac Holdings Inc
(d)
10,548 1,642
$ 41,490
Electronics - 0 .88%
Allegion plc 15,216 2,082
Amphenol Corp 209,011 13,431
Fortive Corp 61,253 4,401
Garmin Ltd 26,738 4,579
Honeywell International Inc 113,307 23,200
Hubbell Inc 9,340 3,695
Jabil Inc 20,984 2,364
Keysight Technologies Inc
(d)
30,373 4,239
Mettler-Toledo International Inc
(d)
3,716 5,652
TE Connectivity Ltd 53,283 8,223
Trimble Inc
(d)
42,492 2,318
$ 74,184
Energy - Alternate Sources - 0 .08%
Enphase Energy Inc
(d)
23,676 2,725
First Solar Inc
(d)
18,625 4,023
$ 6,748
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 21,787 3,189
Entertainment - 0 .05%
Caesars Entertainment Inc
(d)
37,656 1,504
Live Nation Entertainment Inc
(d)
24,785 2,384
$ 3,888
Environmental Control - 0 .31%
Pentair PLC 28,889 2,538
Republic Services Inc 35,619 6,922
Veralto Corp 38,227 4,073
Waste Management Inc 63,508 12,871
$ 26,404
Food - 0 .76%
Campbell Soup Co 34,235 1,604
Conagra Brands Inc 83,185 2,522
General Mills Inc 98,232 6,595
Hershey Co/The 25,685 5,072
Hormel Foods Corp 50,508 1,622
J M Smucker Co/The 18,475 2,179
Kellanova 45,806 2,664
Kraft Heinz Co/The 137,338 4,836
Kroger Co/The 116,474 6,348
Lamb Weston Holdings Inc 25,125 1,508
McCormick & Co Inc/MD 43,803 3,373
Mondelez International Inc 233,398 15,953
Sysco Corp 86,649 6,642
Tyson Foods Inc 49,767 3,031
$ 63,949
Forest Products & Paper - 0 .03%
International Paper Co 60,436 2,809

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 26,253 $ 3,357
NiSource Inc 78,005 2,438
$ 5,795
Hand & Machine Tools - 0 .06%
Snap-on Inc 9,174 2,633
Stanley Black & Decker Inc 26,775 2,828
$ 5,461
Healthcare - Products - 3 .09%
Abbott Laboratories 302,697 32,068
Agilent Technologies Inc 50,992 7,210
Align Technology Inc
(d)
12,183 2,825
Baxter International Inc 88,667 3,176
Bio-Techne Corp 27,420 2,237
Boston Scientific Corp
(d)
255,813 18,900
Cooper Cos Inc/The
(d)
34,585 3,228
Danaher Corp 114,704 31,782
Edwards Lifesciences Corp
(d)
104,853 6,611
GE HealthCare Technologies Inc 73,866 6,251
Hologic Inc
(d)
40,608 3,314
IDEXX Laboratories Inc
(d)
14,370 6,842
Insulet Corp
(d)
12,187 2,369
Intuitive Surgical Inc
(d)
61,718 27,440
Medtronic PLC 231,043 18,557
ResMed Inc 25,562 5,451
Revvity Inc 21,471 2,697
Solventum Corp
(d)
24,043 1,416
STERIS PLC 17,195 4,106
Stryker Corp 58,993 19,317
Teleflex Inc 8,196 1,811
Thermo Fisher Scientific Inc 66,417 40,736
Waters Corp
(d)
10,321 3,471
West Pharmaceutical Services Inc 12,674 3,880
Zimmer Biomet Holdings Inc 35,797 3,986
$ 259,681
Healthcare - Services - 1 .97%
Catalent Inc
(d)
31,491 1,869
Centene Corp
(d)
92,856 7,142
Charles River Laboratories International Inc
(d)
8,963 2,188
DaVita Inc
(d)
9,004 1,230
Elevance Health Inc 40,440 21,515
HCA Healthcare Inc 33,725 12,244
Humana Inc 20,967 7,582
IQVIA Holdings Inc
(d)
31,703 7,806
Labcorp Holdings Inc 14,668 3,160
Molina Healthcare Inc
(d)
10,196 3,480
Quest Diagnostics Inc 19,330 2,751
UnitedHealth Group Inc 160,147 92,270
Universal Health Services Inc 10,385 2,220
$ 165,457
Home Builders - 0 .31%
DR Horton Inc 51,570 9,279
Lennar Corp - A Shares 42,607 7,539
NVR Inc
(d)
545 4,691
PulteGroup Inc 36,599 4,831
$ 26,340
Insurance - 3 .70%
Aflac Inc 89,973 8,582
Allstate Corp/The 45,921 7,858
American International Group Inc 115,479 9,149
Aon PLC 37,834 12,429
Arch Capital Group Ltd
(d)
65,071 6,233
Arthur J Gallagher & Co 38,019 10,778
Assurant Inc 9,046 1,582
Berkshire Hathaway Inc - Class B
(d)
315,004 138,129
Brown & Brown Inc 41,196 4,096
Chubb Ltd 70,655 19,477
Cincinnati Financial Corp 27,241 3,558
Everest Group Ltd 7,560 2,970
Globe Life Inc 14,611 1,355
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The 51,462 $ 5,708
Loews Corp 31,590 2,526
Marsh & McLennan Cos Inc 85,734 19,082
MetLife Inc 103,938 7,988
Principal Financial Group Inc 37,520 3,058
Progressive Corp/The 101,912 21,821
Prudential Financial Inc 62,466 7,828
Travelers Cos Inc/The 39,845 8,624
W R Berkley Corp 52,716 2,906
Willis Towers Watson PLC 17,790 5,022
$ 310,759
Internet - 11 .30%
Airbnb Inc
(d)
76,821 10,721
Alphabet Inc - A Shares 1,022,081 175,328
Alphabet Inc - C Shares 850,306 147,231
Amazon.com Inc
(d)
1,593,471 297,947
Booking Holdings Inc 5,904 21,933
CDW Corp/DE 23,385 5,101
eBay Inc 88,044 4,896
Etsy Inc
(d)
20,347 1,325
Expedia Group Inc
(d)
22,090 2,820
F5 Inc
(d)
10,199 2,077
Gen Digital Inc 95,876 2,492
GoDaddy Inc
(d)
24,523 3,567
Match Group Inc
(d)
46,226 1,763
Meta Platforms Inc 381,312 181,058
Netflix Inc
(d)
74,976 47,111
Palo Alto Networks Inc
(d)
56,219 18,256
Uber Technologies Inc
(d)
363,578 23,440
VeriSign Inc
(d)
15,078 2,820
$ 949,886
Iron & Steel - 0 .12%
Nucor Corp 41,719 6,797
Steel Dynamics Inc 25,700 3,424
$ 10,221
Leisure Products & Services - 0 .13%
Carnival Corp
(d)
175,758 2,928
Norwegian Cruise Line Holdings Ltd
(d)
74,655 1,376
Royal Caribbean Cruises Ltd 41,196 6,456
$ 10,760
Lodging - 0 .29%
Hilton Worldwide Holdings Inc 43,508 9,340
Las Vegas Sands Corp 63,521 2,520
Marriott International Inc/MD 41,747 9,489
MGM Resorts International
(d)
43,664 1,876
Wynn Resorts Ltd 16,431 1,361
$ 24,586
Machinery - Construction & Mining - 0 .45%
Caterpillar Inc 85,095 29,460
GE Vernova Inc
(d)
47,691 8,500
$ 37,960
Machinery - Diversified - 0 .67%
Deere & Co 45,043 16,755
Dover Corp 23,913 4,406
IDEX Corp 13,171 2,746
Ingersoll Rand Inc 70,197 7,048
Nordson Corp 9,454 2,367
Otis Worldwide Corp 70,352 6,648
Rockwell Automation Inc 19,837 5,527
Westinghouse Air Brake Technologies Corp 30,691 4,946
Xylem Inc/NY 42,186 5,632
$ 56,075
Media - 0 .91%
Charter Communications Inc
(d)
17,042 6,471
Comcast Corp - Class A 681,071 28,108
FactSet Research Systems Inc 6,632 2,740
Fox Corp - A Shares 40,220 1,530
Fox Corp - B Shares 22,956 813

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 65,982 $ 1,820
News Corp - B Shares
(e)
19,908 567
Paramount Global - Class B 86,020 982
Walt Disney Co/The 317,211 29,720
Warner Bros Discovery Inc
(d)
387,985 3,356
$ 76,107
Mining - 0 .25%
Freeport-McMoRan Inc 249,951 11,350
Newmont Corp 200,648 9,846
$ 21,196
Miscellaneous Manufacturers - 0 .58%
3M Co 96,286 12,281
A O Smith Corp 21,017 1,787
Axon Enterprise Inc
(d)
12,343 3,703
Illinois Tool Works Inc 47,249 11,684
Parker-Hannifin Corp 22,365 12,550
Teledyne Technologies Inc
(d)
8,250 3,481
Textron Inc 33,182 3,083
$ 48,569
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(d)
8,945 3,141
Oil & Gas - 2 .90%
APA Corp 62,650 1,954
Chevron Corp 298,231 47,857
ConocoPhillips 203,500 22,629
Coterra Energy Inc 129,497 3,341
Devon Energy Corp 109,968 5,172
Diamondback Energy Inc 31,032 6,278
EOG Resources Inc 100,000 12,680
EQT Corp 103,265 3,564
Exxon Mobil Corp 780,556 92,566
Hess Corp 48,091 7,378
Marathon Oil Corp 98,142 2,753
Marathon Petroleum Corp 61,306 10,853
Occidental Petroleum Corp 115,707 7,037
Phillips 66 73,768 10,732
Valero Energy Corp 56,897 9,201
$ 243,995
Oil & Gas Services - 0 .29%
Baker Hughes Co 173,653 6,724
Halliburton Co 154,043 5,342
Schlumberger NV 248,706 12,010
$ 24,076
Packaging & Containers - 0 .16%
Amcor PLC 251,493 2,648
Ball Corp 54,006 3,447
Packaging Corp of America 15,511 3,100
Smurfit WestRock PLC 90,349 4,052
$ 13,247
Pharmaceuticals - 5 .02%
AbbVie Inc 307,263 56,942
Becton Dickinson & Co 50,287 12,122
Bristol-Myers Squibb Co 352,717 16,775
Cardinal Health Inc 42,380 4,273
Cencora Inc 28,805 6,852
Cigna Group/The 49,428 17,234
CVS Health Corp 218,436 13,178
Dexcom Inc
(d)
69,198 4,693
Eli Lilly & Co 138,911 111,722
Henry Schein Inc
(d)
22,281 1,603
Johnson & Johnson 418,764 66,102
McKesson Corp 22,617 13,955
Merck & Co Inc 440,711 49,858
Pfizer Inc 985,993 30,112
Viatris Inc 207,180 2,499
Zoetis Inc 79,395 14,295
$ 422,215
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .36%
Kinder Morgan Inc 335,974 $ 7,099
ONEOK Inc 101,555 8,463
Targa Resources Corp 38,579 5,219
Williams Cos Inc/The 212,064 9,106
$ 29,887
Private Equity - 0 .38%
Blackstone Inc 124,349 17,676
KKR & Co Inc 115,807 14,297
$ 31,973
Real Estate - 0 .14%
CBRE Group Inc
(d)
52,480 5,915
CoStar Group Inc
(d)
71,052 5,544
$ 11,459
REITs - 2 .05%
Alexandria Real Estate Equities Inc 27,387 3,212
American Tower Corp 81,254 17,908
AvalonBay Communities Inc 24,707 5,063
BXP Inc 25,142 1,793
Camden Property Trust 18,537 2,053
Crown Castle Inc 75,607 8,323
Digital Realty Trust Inc 56,464 8,441
Equinix Inc 16,512 13,049
Equity Residential 60,007 4,178
Essex Property Trust Inc 11,173 3,110
Extra Space Storage Inc 36,840 5,880
Federal Realty Investment Trust 12,991 1,451
Healthpeak Properties Inc 122,459 2,672
Host Hotels & Resorts Inc 122,680 2,148
Invitation Homes Inc 100,187 3,534
Iron Mountain Inc 51,005 5,231
Kimco Realty Corp 116,123 2,523
Mid-America Apartment Communities Inc 20,328 2,841
Prologis Inc 161,098 20,307
Public Storage 27,519 8,144
Realty Income Corp 151,516 8,702
Regency Centers Corp 28,615 1,927
SBA Communications Corp 18,695 4,104
Simon Property Group Inc 56,713 8,702
UDR Inc 52,716 2,112
Ventas Inc 70,431 3,834
VICI Properties Inc 181,514 5,674
Welltower Inc 104,038 11,574
Weyerhaeuser Co 126,849 4,029
$ 172,519
Retail - 4 .44%
AutoZone Inc
(d)
3,010 9,432
Bath & Body Works Inc 38,918 1,430
Best Buy Co Inc 33,504 2,899
CarMax Inc
(d)
27,386 2,312
Chipotle Mexican Grill Inc
(d)
238,965 12,981
Costco Wholesale Corp 77,169 63,433
Darden Restaurants Inc 20,769 3,038
Dollar General Corp 38,223 4,602
Dollar Tree Inc
(d)
36,058 3,762
Domino's Pizza Inc 6,069 2,602
Genuine Parts Co 24,238 3,566
Home Depot Inc/The 172,439 63,485
Lowe's Cos Inc 99,562 24,443
Lululemon Athletica Inc
(d)
19,938 5,157
McDonald's Corp 125,400 33,281
O'Reilly Automotive Inc
(d)
10,247 11,542
Ross Stores Inc 58,344 8,357
Starbucks Corp 197,091 15,363
Target Corp 80,499 12,108
TJX Cos Inc/The 197,056 22,271
Tractor Supply Co 18,760 4,940
Ulta Beauty Inc
(d)
8,341 3,044
Walgreens Boots Alliance Inc 124,595 1,479
Walmart Inc 743,278 51,019

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 49,004 $ 6,509
$ 373,055
Semiconductors - 10 .80%
Advanced Micro Devices Inc
(d)
281,240 40,633
Analog Devices Inc 86,288 19,965
Applied Materials Inc 144,577 30,679
Broadcom Inc 757,976 121,792
Intel Corp 740,722 22,770
KLA Corp 23,426 19,281
Lam Research Corp 22,748 20,956
Microchip Technology Inc 94,028 8,348
Micron Technology Inc 192,683 21,160
Monolithic Power Systems Inc 8,468 7,309
NVIDIA Corp 4,280,133 500,861
NXP Semiconductors NV 44,489 11,708
ON Semiconductor Corp
(d)
74,861 5,858
Qorvo Inc
(d)
16,801 2,013
QUALCOMM Inc 194,533 35,201
Skyworks Solutions Inc 27,918 3,172
Teradyne Inc 27,163 3,563
Texas Instruments Inc 158,424 32,288
$ 907,557
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,862 1,921
Software - 10 .17%
Adobe Inc
(d)
77,951 43,002
Akamai Technologies Inc
(d)
26,503 2,605
ANSYS Inc
(d)
15,190 4,764
Autodesk Inc
(d)
37,222 9,213
Broadridge Financial Solutions Inc 20,563 4,400
Cadence Design Systems Inc
(d)
47,352 12,674
Dayforce Inc
(d)
27,475 1,629
Electronic Arts Inc 42,332 6,390
Fair Isaac Corp
(d)
4,299 6,878
Fidelity National Information Services Inc 96,788 7,436
Fiserv Inc
(d)
101,809 16,653
Intuit Inc 48,715 31,536
Jack Henry & Associates Inc 12,684 2,175
Microsoft Corp 1,293,227 541,022
MSCI Inc 13,784 7,454
Oracle Corp 277,381 38,681
Paychex Inc 55,744 7,136
Paycom Software Inc 8,365 1,395
PTC Inc
(d)
20,836 3,706
Roper Technologies Inc 18,624 10,145
Salesforce Inc 168,998 43,737
ServiceNow Inc
(d)
35,669 29,048
Synopsys Inc
(d)
26,542 14,819
Take-Two Interactive Software Inc
(d)
27,630 4,159
Tyler Technologies Inc
(d)
7,386 4,196
$ 854,853
Telecommunications - 1 .65%
Arista Networks Inc
(d)
44,164 15,305
AT&T Inc 1,247,616 24,017
Cisco Systems Inc 704,563 34,136
Corning Inc 134,148 5,367
Juniper Networks Inc 56,548 2,131
Motorola Solutions Inc 29,020 11,577
T-Mobile US Inc 89,717 16,354
Verizon Communications Inc 732,414 29,677
$ 138,564
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 22,770 1,468
Transportation - 1 .07%
CH Robinson Worldwide Inc 20,374 1,814
CSX Corp 340,159 11,940
Expeditors International of Washington Inc 24,578 3,068
FedEx Corp 39,393 11,907
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 14,186 $ 2,456
Norfolk Southern Corp 39,309 9,810
Old Dominion Freight Line Inc 31,003 6,516
Union Pacific Corp 106,162 26,193
United Parcel Service Inc 126,916 16,546
$ 90,250
Water - 0 .06%
American Water Works Co Inc 33,899 4,826
TOTAL COMMON STOCKS $ 8,069,507
Total Investments $ 8,381,477
Other Assets and Liabilities -  0.30% 25,285
TOTAL NET ASSETS - 100.00% $ 8,406,762
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13 or 0.00% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 140,635 $ 780,675 $ 635,525 $ 285,785
$ 140,635 $ 780,675 $ 635,525 $ 285,785
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 5,353 $ — $ — $ —
$ 5,353 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2024 Long 1,072 $ 297,909 $ (1,103)
Total $ (1,103)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .85 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .39%
iShares Russell 1000 Value ETF 79,520 $ 14,583
Money Market Funds - 3 .46%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
2,170,239 2,170
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
126,991,122 126,991
$ 129,161
TOTAL INVESTMENT COMPANIES $ 143,744
COMMON STOCKS - 97 .02 % Shares Held Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The 11,626 $ 374
Omnicom Group Inc 5,991 587
$ 961
Aerospace & Defense - 1 .38%
Boeing Co/The
(d)
14,951 2,850
Curtiss-Wright Corp 1,152 339
General Dynamics Corp 101,001 30,170
General Electric Co 26,293 4,475
Hexcel Corp 2,481 164
Howmet Aerospace Inc 11,744 1,124
L3Harris Technologies Inc 5,825 1,322
Loar Holdings Inc
(d)
123 8
Lockheed Martin Corp 4,467 2,421
Northrop Grumman Corp 4,295 2,080
RTX Corp 40,913 4,807
Spirit AeroSystems Holdings Inc
(d)
3,118 113
TransDigm Group Inc 1,336 1,729
$ 51,602
Agriculture - 1 .52%
Altria Group Inc 52,963 2,596
Archer-Daniels-Midland Co 15,211 943
Bunge Global SA 4,365 459
Darling Ingredients Inc
(d)
4,739 188
Philip Morris International Inc 457,831 52,724
$ 56,910
Airlines - 0 .06%
Alaska Air Group Inc
(d)
3,858 145
American Airlines Group Inc
(d)
18,125 193
Delta Air Lines Inc 19,862 854
Southwest Airlines Co 18,423 496
United Airlines Holdings Inc
(d)
10,108 459
$ 2,147
Apparel - 0 .07%
Birkenstock Holding Plc
(d)
1,170 69
Capri Holdings Ltd
(d)
3,285 110
Carter's Inc 1,045 63
Columbia Sportswear Co
(e)
1,023 84
Crocs Inc
(d)
1,467 197
NIKE Inc 14,181 1,062
PVH Corp 1,722 176
Ralph Lauren Corp 1,162 204
Skechers USA Inc
(d)
3,693 240
Tapestry Inc 7,000 281
Under Armour Inc - Class A
(d)
5,478 38
Under Armour Inc - Class C
(d)
5,875 40
VF Corp 10,757 182
$ 2,746
Automobile Manufacturers - 0 .16%
Cummins Inc 4,202 1,226
Ford Motor Co 120,941 1,309
General Motors Co 34,953 1,549
Lucid Group Inc
(d),(e)
27,317 96
PACCAR Inc 15,867 1,566
Rivian Automotive Inc
(d)
25,368 416
$ 6,162
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .87%
Allison Transmission Holdings Inc 2,627 $ 233
Aptiv PLC
(d)
457,491 31,745
BorgWarner Inc 6,870 243
Gentex Corp 6,909 215
Lear Corp 1,698 207
QuantumScape Corp
(d)
9,829 63
$ 32,706
Banks - 7 .92%
Bank of America Corp 1,137,550 45,855
Bank of New York Mellon Corp/The 23,087 1,502
Bank of Nova Scotia/The
(e)
489,140 22,828
Bank OZK 3,266 153
BOK Financial Corp 624 64
Citigroup Inc 59,059 3,832
Citizens Financial Group Inc 14,097 602
Columbia Banking System Inc 6,410 168
Comerica Inc 3,966 217
Commerce Bancshares Inc/MO 3,566 231
Cullen/Frost Bankers Inc 1,767 207
East West Bancorp Inc 4,276 376
Fifth Third Bancorp 21,053 891
First Citizens BancShares Inc/NC 370 773
First Hawaiian Inc 3,696 93
First Horizon Corp 16,839 282
FNB Corp/PA 10,936 168
Goldman Sachs Group Inc/The 73,109 37,215
Huntington Bancshares Inc/OH 44,490 665
JPMorgan Chase & Co 310,579 66,091
KeyCorp 28,531 460
M&T Bank Corp 111,677 19,228
Morgan Stanley 33,673 3,475
Northern Trust Corp 6,257 555
Pinnacle Financial Partners Inc 2,274 219
PNC Financial Services Group Inc/The 12,257 2,220
Popular Inc 1,922 197
Prosperity Bancshares Inc 2,690 195
Regions Financial Corp 28,314 633
State Street Corp 9,310 791
Synovus Financial Corp 4,364 204
Truist Financial Corp 41,130 1,838
US Bancorp 389,896 17,498
Webster Financial Corp 5,102 253
Wells Fargo & Co 1,099,951 65,271
Western Alliance Bancorp 3,335 268
Wintrust Financial Corp 1,841 199
Zions Bancorp NA 4,324 223
$ 295,940
Beverages - 1 .62%
Boston Beer Co Inc/The
(d)
198 56
Brown-Forman Corp - A Shares 1,335 61
Brown-Forman Corp - B Shares 5,149 233
Coca-Cola Co/The 51,086 3,409
Coca-Cola Consolidated Inc 188 215
Constellation Brands Inc 4,931 1,209
Keurig Dr Pepper Inc 747,846 25,636
Molson Coors Beverage Co 5,420 286
Monster Beverage Corp
(d)
4,525 233
PepsiCo Inc 169,658 29,295
$ 60,633
Biotechnology - 0 .41%
Alnylam Pharmaceuticals Inc
(d)
435 103
Amgen Inc 3,647 1,213
Biogen Inc
(d)
4,513 962
BioMarin Pharmaceutical Inc
(d)
5,841 493
Bio-Rad Laboratories Inc
(d)
589 199
Certara Inc
(d)
3,299 51
Corteva Inc 21,567 1,210
Exelixis Inc
(d)
1,305 31
Gilead Sciences Inc 38,469 2,926

Schedule of Investments
LargeCap Value Fund III
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
GRAIL Inc
(d)
529 $ 8
Illumina Inc
(d)
4,932 605
Incyte Corp
(d)
5,400 351
Ionis Pharmaceuticals Inc
(d)
280 14
Moderna Inc
(d)
9,980 1,190
Regeneron Pharmaceuticals Inc
(d)
2,945 3,178
Roivant Sciences Ltd
(d)
10,777 117
Royalty Pharma PLC 12,077 340
United Therapeutics Corp
(d)
1,343 421
Vertex Pharmaceuticals Inc
(d)
3,978 1,972
$ 15,384
Building Materials - 2 .93%
Armstrong World Industries Inc 886 116
AZEK Co Inc/The
(d)
1,175 53
Boise Cascade Co 197,610 28,078
Builders FirstSource Inc
(d)
3,388 567
Carrier Global Corp 25,863 1,762
CRH PLC 460,527 39,467
Eagle Materials Inc 228 62
Fortune Brands Innovations Inc 3,870 313
Hayward Holdings Inc
(d)
3,858 57
Johnson Controls International plc 475,729 34,034
Louisiana-Pacific Corp 535 53
Martin Marietta Materials Inc 1,780 1,056
Masco Corp 6,804 530
MDU Resources Group Inc 6,244 168
Mohawk Industries Inc
(d)
1,597 257
Owens Corning 2,685 501
Simpson Manufacturing Co Inc 1,157 222
Trane Technologies PLC 4,590 1,534
Vulcan Materials Co 3,020 829
$ 109,659
Chemicals - 2 .96%
Air Products and Chemicals Inc 196,636 51,883
Albemarle Corp 3,643 341
Ashland Inc 1,535 149
Axalta Coating Systems Ltd
(d)
845,573 30,145
Celanese Corp 2,586 365
CF Industries Holdings Inc 5,795 443
Chemours Co/The 4,244 103
Dow Inc 21,699 1,182
DuPont de Nemours Inc 171,631 14,365
Eastman Chemical Co 3,632 375
Ecolab Inc 997 230
Element Solutions Inc 6,685 180
FMC Corp 3,723 217
Huntsman Corp 5,023 120
International Flavors & Fragrances Inc 7,903 786
Linde PLC 14,784 6,705
LyondellBasell Industries NV 8,046 800
Mosaic Co/The 9,878 294
NewMarket Corp 193 108
Olin Corp 3,574 163
PPG Industries Inc 7,223 917
RPM International Inc 3,060 372
Sherwin-Williams Co/The 636 223
Westlake Corp 1,030 152
$ 110,618
Commercial Services - 1 .14%
ADT Inc 8,921 69
Affirm Holdings Inc
(d)
6,804 193
API Group Corp
(d)
7,027 266
Aramark 791,305 27,118
Automatic Data Processing Inc 896 235
Avis Budget Group Inc 287 29
Block Inc
(d)
9,916 614
Bright Horizons Family Solutions Inc
(d)
1,475 177
Cintas Corp 138 105
Clarivate PLC
(d)
12,554 85
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Dun & Bradstreet Holdings Inc 9,299 $ 101
Equifax Inc 3,048 852
Euronet Worldwide Inc
(d)
1,328 135
FTI Consulting Inc
(d)
1,060 231
Global Payments Inc 7,867 800
Grand Canyon Education Inc
(d)
609 95
GXO Logistics Inc
(d)
3,514 197
H&R Block Inc 3,342 194
ManpowerGroup Inc 1,469 113
MarketAxess Holdings Inc 1,113 249
PayPal Holdings Inc
(d)
32,249 2,121
Quanta Services Inc 3,100 823
R1 RCM Inc
(d)
4,442 57
RB Global Inc 5,666 451
Robert Half Inc 3,061 197
S&P Global Inc 9,629 4,667
Service Corp International/US 4,418 353
TransUnion 5,664 511
U-Haul Holding Co
(d)
138 9
U-Haul Holding Co 1,748 111
United Rentals Inc 1,549 1,173
Vestis Corp 4,084 53
WEX Inc
(d)
1,141 209
WillScot Holdings Corp
(d)
4,008 164
$ 42,757
Computers - 3 .98%
Accenture PLC - Class A 100,681 33,287
Amdocs Ltd 3,556 311
Apple Inc 182,671 40,568
CACI International Inc
(d)
61,793 28,516
Cognizant Technology Solutions Corp 278,458 21,074
Crane NXT Co 1,398 88
Dell Technologies Inc 6,450 733
DXC Technology Co
(d)
5,578 113
EPAM Systems Inc
(d)
1,631 351
Fortinet Inc
(d)
3,475 202
Genpact Ltd 5,249 182
Globant SA
(d)
286 56
Hewlett Packard Enterprise Co 39,980 796
HP Inc 404,200 14,588
International Business Machines Corp 28,227 5,424
KBR Inc 3,638 242
Kyndryl Holdings Inc
(d)
6,791 182
Leidos Holdings Inc 4,181 604
Lumentum Holdings Inc
(d)
1,942 101
NetApp Inc 3,531 448
Parsons Corp
(d)
1,406 128
Pure Storage Inc
(d)
1,019 61
Science Applications International Corp 1,538 191
Western Digital Corp
(d)
10,075 675
$ 148,921
Consumer Products - 0 .38%
Avery Dennison Corp 1,566 340
Church & Dwight Co Inc 131,020 12,841
Kimberly-Clark Corp 6,127 827
Reynolds Consumer Products Inc 1,579 44
Spectrum Brands Holdings Inc 906 77
$ 14,129
Cosmetics & Personal Care - 0 .32%
Colgate-Palmolive Co 11,293 1,120
Coty Inc
(d)
12,097 120
Estee Lauder Cos Inc/The 4,565 455
Kenvue Inc 58,989 1,091
Perrigo Co PLC 4,166 118
Procter & Gamble Co/The 56,414 9,069
$ 11,973

Schedule of Investments
LargeCap Value Fund III
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .05%
Copart Inc
(d)
1,824 $ 95
Core & Main Inc
(d)
1,749 94
Fastenal Co 2,695 191
LKQ Corp 8,222 341
SiteOne Landscape Supply Inc
(d)
824 121
Watsco Inc 1,063 520
WESCO International Inc 1,315 230
WW Grainger Inc 175 171
$ 1,763
Diversified Financial Services - 2 .17%
Affiliated Managers Group Inc 982 182
Air Lease Corp 3,205 159
Ally Financial Inc 7,330 330
American Express Co 119,721 30,295
Ameriprise Financial Inc 272 117
Apollo Global Management Inc 4,077 511
BlackRock Inc 4,542 3,981
Capital One Financial Corp 11,688 1,770
Cboe Global Markets Inc 3,278 602
Charles Schwab Corp/The 41,362 2,696
CME Group Inc 11,060 2,142
Coinbase Global Inc
(d)
956 214
Credit Acceptance Corp
(d)
37 21
Discover Financial Services 7,728 1,113
Evercore Inc - Class A 1,134 284
Franklin Resources Inc 8,510 195
Houlihan Lokey Inc 1,407 211
Interactive Brokers Group Inc - A Shares 3,228 385
Intercontinental Exchange Inc 17,529 2,657
Invesco Ltd 10,909 188
Janus Henderson Group PLC 3,973 148
Jefferies Financial Group Inc 3,869 226
Lazard Inc 193 9
Nasdaq Inc 12,662 857
OneMain Holdings Inc 3,379 177
Raymond James Financial Inc 5,852 679
Rocket Cos Inc
(d)
3,796 61
SEI Investments Co 3,027 205
SLM Corp 6,707 152
SoFi Technologies Inc
(d)
25,914 195
Stifel Financial Corp 3,087 274
Synchrony Financial 12,375 629
T Rowe Price Group Inc 6,783 775
TPG Inc 1,942 99
Tradeweb Markets Inc 2,107 235
UWM Holdings Corp 1,732 15
Virtu Financial Inc 2,559 70
Visa Inc 103,884 27,599
Voya Financial Inc 3,035 221
Western Union Co/The 8,565 102
XP Inc 10,947 187
$ 80,968
Electric - 5 .13%
AES Corp/The 21,861 389
Alliant Energy Corp 7,918 441
Ameren Corp 8,222 652
American Electric Power Co Inc 16,270 1,596
Avangrid Inc 2,066 74
Brookfield Renewable Corp 4,154 117
CenterPoint Energy Inc 19,531 542
Clearway Energy Inc - Class A 1,006 25
Clearway Energy Inc - Class C 2,381 63
CMS Energy Corp 9,193 596
Consolidated Edison Inc 10,693 1,043
Constellation Energy Corp 8,185 1,553
Dominion Energy Inc 25,834 1,381
DTE Energy Co 228,763 27,573
Duke Energy Corp 23,793 2,600
Edison International 11,742 939
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 430,727 $ 49,951
Evergy Inc 6,885 399
Eversource Energy 10,844 704
Exelon Corp 30,835 1,147
FirstEnergy Corp 17,755 744
IDACORP Inc 1,554 152
NextEra Energy Inc 423,953 32,386
NRG Energy Inc 3,921 295
OGE Energy Corp 5,973 231
PG&E Corp 65,847 1,202
Pinnacle West Capital Corp 342,160 29,286
PPL Corp 22,766 676
Public Service Enterprise Group Inc 15,384 1,227
Sempra 19,535 1,564
Southern Co/The 33,755 2,819
WEC Energy Group Inc 329,639 28,369
Xcel Energy Inc 17,153 1,000
$ 191,736
Electrical Components & Equipment - 0 .59%
Acuity Brands Inc 931 234
AMETEK Inc 7,137 1,238
Eaton Corp PLC 12,283 3,744
Emerson Electric Co 17,627 2,064
Generac Holdings Inc
(d)
923 144
Littelfuse Inc 54,208 14,480
Universal Display Corp 703 156
$ 22,060
Electronics - 1 .77%
Allegion plc 2,721 372
Amphenol Corp 15,200 977
Arrow Electronics Inc
(d)
1,620 200
Avnet Inc 2,760 148
Coherent Corp
(d)
4,100 286
Fortive Corp 10,865 781
Garmin Ltd 4,796 821
Honeywell International Inc 147,520 30,205
Hubbell Inc 71,797 28,407
Jabil Inc 3,348 377
Keysight Technologies Inc
(d)
5,394 753
Mettler-Toledo International Inc
(d)
650 989
nVent Electric PLC 5,116 371
Sensata Technologies Holding PLC 4,467 174
TD SYNNEX Corp 2,316 276
Trimble Inc
(d)
7,528 411
Vontier Corp 4,614 181
Woodward Inc 1,861 290
$ 66,019
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
3,311 715
Engineering & Construction - 1 .17%
AECOM 143,283 12,983
EMCOR Group Inc 852 320
Jacobs Solutions Inc 203,468 29,777
MasTec Inc
(d)
1,883 207
TopBuild Corp
(d)
885 424
$ 43,711
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
6,423 257
Liberty Media Corp-Liberty Live - A Shares
(d)
568 21
Liberty Media Corp-Liberty Live - C Shares
(d)
1,358 53
Madison Square Garden Sports Corp
(d)
526 105
Marriott Vacations Worldwide Corp 1,070 91
Penn Entertainment Inc
(d)
4,347 87
TKO Group Holdings Inc 2,042 223
Vail Resorts Inc 167 30
$ 867

Schedule of Investments
LargeCap Value Fund III
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0 .80%
Clean Harbors Inc
(d)
1,616 $ 386
Pentair PLC 5,112 449
Republic Services Inc 6,350 1,234
Stericycle Inc
(d)
2,762 162
Tetra Tech Inc 1,318 281
Veralto Corp 4,211 449
Waste Management Inc 133,620 27,079
$ 30,040
Food - 1 .02%
Albertsons Cos Inc 12,843 255
Campbell Soup Co 5,941 278
Conagra Brands Inc 14,699 446
Flowers Foods Inc 5,762 130
General Mills Inc 17,420 1,170
Grocery Outlet Holding Corp
(d)
2,758 54
Hershey Co/The 136,500 26,956
Hormel Foods Corp 8,954 287
Ingredion Inc 1,967 245
J M Smucker Co/The 3,207 378
Kellanova 8,102 471
Kraft Heinz Co/The 27,393 964
Kroger Co/The 20,457 1,115
Lamb Weston Holdings Inc 2,925 176
McCormick & Co Inc/MD 7,785 599
Mondelez International Inc 41,272 2,821
Performance Food Group Co
(d)
4,060 280
Pilgrim's Pride Corp
(d)
1,193 49
Post Holdings Inc
(d)
1,487 163
Seaboard Corp 13 42
Sysco Corp 5,841 448
Tyson Foods Inc 8,689 529
US Foods Holding Corp
(d)
7,080 385
$ 38,241
Forest Products & Paper - 0 .01%
International Paper Co 10,695 497
Gas - 0 .04%
Atmos Energy Corp 4,660 596
National Fuel Gas Co 2,800 164
NiSource Inc 13,921 435
UGI Corp 6,451 160
$ 1,355
Hand & Machine Tools - 0 .56%
Lincoln Electric Holdings Inc 1,199 246
MSA Safety Inc 1,115 210
Regal Rexnord Corp 2,073 333
Snap-on Inc 1,592 457
Stanley Black & Decker Inc 184,650 19,503
$ 20,749
Healthcare - Products - 4 .39%
10X Genomics Inc
(d)
941 19
Abbott Laboratories 438,375 46,441
Agilent Technologies Inc 9,046 1,279
Align Technology Inc
(d)
937 217
Avantor Inc
(d)
1,212,044 32,422
Azenta Inc
(d)
1,685 105
Baxter International Inc 15,706 563
Bio-Techne Corp 4,808 392
Boston Scientific Corp
(d)
45,270 3,344
Bruker Corp 1,180 81
Cooper Cos Inc/The
(d)
6,040 564
Danaher Corp 125,076 34,656
DENTSPLY SIRONA Inc 6,363 173
Edwards Lifesciences Corp
(d)
14,919 941
Enovis Corp
(d)
1,523 73
Envista Holdings Corp
(d)
5,283 90
Exact Sciences Corp
(d)
3,392 155
GE HealthCare Technologies Inc 11,922 1,009
Globus Medical Inc
(d)
3,350 241
Hologic Inc
(d)
7,143 583
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Masimo Corp
(d)
563 $ 60
Medtronic PLC 331,320 26,612
QIAGEN NV
(d)
6,830 304
QuidelOrtho Corp
(d)
1,552 61
Repligen Corp
(d)
1,436 240
ResMed Inc 3,282 700
Revvity Inc 3,818 480
Solventum Corp
(d)
4,146 244
STERIS PLC 3,063 731
Stryker Corp 7,827 2,563
Teleflex Inc 1,480 327
Thermo Fisher Scientific Inc 11,750 7,207
Waters Corp
(d)
698 235
West Pharmaceutical Services Inc 862 264
Zimmer Biomet Holdings Inc 6,325 704
$ 164,080
Healthcare - Services - 4 .01%
Acadia Healthcare Co Inc
(d)
2,782 180
Amedisys Inc
(d)
931 91
Catalent Inc
(d)
5,603 333
Centene Corp
(d)
16,455 1,266
Charles River Laboratories International Inc
(d)
1,602 391
Chemed Corp 410 234
Elevance Health Inc 90,267 48,025
Encompass Health Corp 3,041 283
Fortrea Holdings Inc
(d)
2,208 61
HCA Healthcare Inc 4,490 1,630
Humana Inc 3,708 1,341
IQVIA Holdings Inc
(d)
4,948 1,218
Labcorp Holdings Inc 2,618 564
Molina Healthcare Inc
(d)
652 223
Quest Diagnostics Inc 3,448 491
Sotera Health Co
(d)
3,444 48
Tenet Healthcare Corp
(d)
3,015 451
UnitedHealth Group Inc 160,646 92,557
Universal Health Services Inc 1,812 387
$ 149,774
Home Builders - 0 .14%
DR Horton Inc 9,161 1,648
Lennar Corp - A Shares 7,455 1,319
Lennar Corp - B Shares 312 52
NVR Inc
(d)
92 792
PulteGroup Inc 6,469 854
Thor Industries Inc 1,563 166
Toll Brothers Inc 3,224 460
$ 5,291
Home Furnishings - 0 .01%
Dolby Laboratories Inc 1,797 142
Leggett & Platt Inc 3,849 51
SharkNinja Inc 1,632 125
Whirlpool Corp 1,591 162
$ 480
Housewares - 0 .01%
Newell Brands Inc 12,759 109
Scotts Miracle-Gro Co/The
(e)
1,306 103
$ 212
Insurance - 5 .53%
Aflac Inc 17,641 1,683
Allstate Corp/The 175,066 29,957
American Financial Group Inc/OH 2,240 293
American International Group Inc 438,881 34,772
Aon PLC 6,040 1,984
Arch Capital Group Ltd
(d)
11,135 1,067
Arthur J Gallagher & Co 105,449 29,894
Assurant Inc 1,632 285
Assured Guaranty Ltd 1,541 127
Axis Capital Holdings Ltd 2,329 176
Berkshire Hathaway Inc - Class B
(d)
115,772 50,766
Brighthouse Financial Inc
(d)
1,898 95

Schedule of Investments
LargeCap Value Fund III
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brown & Brown Inc 4,149 $ 413
Chubb Ltd 12,448 3,431
Cincinnati Financial Corp 4,742 619
CNA Financial Corp 603 30
Corebridge Financial Inc 7,634 226
Everest Group Ltd 1,087 427
Fidelity National Financial Inc 8,019 444
First American Financial Corp 2,994 181
Globe Life Inc 2,898 269
Hanover Insurance Group Inc/The 1,097 151
Hartford Financial Services Group Inc/The 9,170 1,017
Kemper Corp 1,749 112
Lincoln National Corp 5,230 174
Loews Corp 5,609 448
Markel Group Inc
(d)
303 497
Marsh & McLennan Cos Inc 13,091 2,914
MetLife Inc 18,387 1,413
MGIC Investment Corp 7,968 198
Old Republic International Corp 7,524 260
Primerica Inc 1,092 275
Progressive Corp/The 66,916 14,328
Prudential Financial Inc 11,098 1,391
Reinsurance Group of America Inc 2,052 463
RenaissanceRe Holdings Ltd 1,623 376
RLI Corp 1,172 177
Travelers Cos Inc/The 7,063 1,529
Unum Group 5,905 340
W R Berkley Corp 9,598 529
White Mountains Insurance Group Ltd 77 138
Willis Towers Watson PLC 80,981 22,859
$ 206,728
Internet - 1 .63%
Alphabet Inc - A Shares 325,163 55,779
Booking Holdings Inc 63 234
CDW Corp/DE 2,083 454
DoorDash Inc - Class A
(d)
1,355 150
eBay Inc 15,612 868
Etsy Inc
(d)
1,244 81
F5 Inc
(d)
1,828 372
Gen Digital Inc 17,355 451
IAC Inc
(d)
2,153 114
Lyft Inc
(d)
3,079 37
Maplebear Inc
(d)
5,142 177
Match Group Inc
(d)
8,177 312
Okta Inc
(d)
2,562 241
Robinhood Markets Inc
(d)
20,475 421
Roku Inc
(d)
3,216 187
TripAdvisor Inc
(d)
3,125 55
Trump Media & Technology Group Corp
(d),(e)
591 17
VeriSign Inc
(d)
2,527 473
Wayfair Inc
(d)
2,837 155
Zillow Group Inc - A Shares
(d)
1,291 61
Zillow Group Inc - C Shares
(d),(e)
4,741 231
$ 60,870
Iron & Steel - 0 .08%
ATI Inc
(d)
3,690 250
Cleveland-Cliffs Inc
(d)
9,685 149
Nucor Corp 7,411 1,207
Reliance Inc 1,757 535
Steel Dynamics Inc 4,606 614
United States Steel Corp 6,888 283
$ 3,038
Leisure Products & Services - 0 .79%
Amer Sports Inc
(d),(e)
3,322 39
Brunswick Corp/DE 2,011 164
Carnival Corp
(d)
1,696,092 28,256
Harley-Davidson Inc 3,720 139
Planet Fitness Inc
(d)
1,223 90
Polaris Inc 1,556 130
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Royal Caribbean Cruises Ltd 4,796 $ 752
YETI Holdings Inc
(d)
1,639 68
$ 29,638
Lodging - 1 .48%
Boyd Gaming Corp 2,111 128
Choice Hotels International Inc
(e)
119 15
Hilton Worldwide Holdings Inc 3,713 797
Hyatt Hotels Corp 1,131 167
Las Vegas Sands Corp 843,051 33,444
Marriott International Inc/MD 7,258 1,650
MGM Resorts International
(d)
7,538 324
Travel + Leisure Co 2,105 97
Wyndham Hotels & Resorts Inc 2,149 163
Wynn Resorts Ltd 223,931 18,545
$ 55,330
Machinery - Construction & Mining - 1 .18%
BWX Technologies Inc 2,178 217
Caterpillar Inc 12,909 4,469
GE Vernova Inc
(d)
8,421 1,501
Oshkosh Corp 1,959 213
Vertiv Holdings Co 480,192 37,791
$ 44,191
Machinery - Diversified - 0 .33%
AGCO Corp 1,870 177
CNH Industrial NV 26,930 287
Cognex Corp 4,862 241
Crane Co 1,473 236
Deere & Co 7,838 2,916
Dover Corp 4,252 783
Esab Corp 1,700 173
Flowserve Corp 3,928 199
Gates Industrial Corp PLC
(d)
6,301 117
Graco Inc 5,177 440
IDEX Corp 2,361 492
Ingersoll Rand Inc 12,455 1,250
Middleby Corp/The
(d)
1,658 225
Nordson Corp 1,777 445
Otis Worldwide Corp 12,468 1,178
Rockwell Automation Inc 3,200 892
Toro Co/The 3,242 310
Westinghouse Air Brake Technologies Corp 5,418 873
Xylem Inc/NY 7,468 997
$ 12,231
Media - 1 .50%
Charter Communications Inc
(d)
2,886 1,096
Comcast Corp - Class A 1,119,925 46,219
FactSet Research Systems Inc 744 307
Fox Corp - A Shares 7,349 280
Fox Corp - B Shares 4,065 144
Liberty Broadband Corp - A Shares
(d)
380 25
Liberty Broadband Corp - C Shares
(d)
2,561 173
Liberty Global Ltd - A Shares
(d)
5,099 99
Liberty Global Ltd - C Shares
(d)
5,289 106
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
411 30
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,915 317
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
2,159 49
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
4,532 102
New York Times Co/The 4,978 267
News Corp - A Shares 11,744 324
News Corp - B Shares 3,494 99
Nexstar Media Group Inc 584 108
Paramount Global - Class A
(e)
266 6
Paramount Global - Class B 17,658 202
Sirius XM Holdings Inc
(e)
18,718 65
Walt Disney Co/The 56,601 5,303
Warner Bros Discovery Inc
(d)
74,671 646
$ 55,967

Schedule of Investments
LargeCap Value Fund III
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .02%
Advanced Drainage Systems Inc 1,243 $ 220
RBC Bearings Inc
(d)
861 250
Timken Co/The 1,996 174
Valmont Industries Inc 607 181
$ 825
Mining - 0 .12%
Alcoa Corp 7,717 255
Freeport-McMoRan Inc 44,101 2,003
MP Materials Corp
(d)
3,592 48
Newmont Corp 35,575 1,746
Royal Gold Inc 2,053 283
$ 4,335
Miscellaneous Manufacturers - 0 .21%
3M Co 13,884 1,771
A O Smith Corp 3,694 314
Carlisle Cos Inc 1,267 530
Donaldson Co Inc 3,724 279
Illinois Tool Works Inc 5,726 1,416
ITT Inc 2,568 363
Parker-Hannifin Corp 3,936 2,209
Teledyne Technologies Inc
(d)
1,444 609
Textron Inc 5,886 547
$ 8,038
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
1,212 426
Oil & Gas - 6 .57%
Antero Resources Corp
(d)
8,960 260
APA Corp 11,167 348
Chesapeake Energy Corp 4,111 314
Chevron Corp 221,746 35,583
Chord Energy Corp 1,930 331
Civitas Resources Inc 2,227 155
ConocoPhillips 155,443 17,286
Coterra Energy Inc 22,869 590
Devon Energy Corp 19,403 913
Diamondback Energy Inc 5,506 1,114
EOG Resources Inc 123,074 15,606
EQT Corp 17,014 587
Exxon Mobil Corp 724,331 85,898
Hess Corp 205,421 31,516
HF Sinclair Corp 4,843 249
Marathon Oil Corp 17,615 494
Marathon Petroleum Corp 10,877 1,925
Matador Resources Co 3,250 200
Occidental Petroleum Corp 19,649 1,195
Ovintiv Inc 8,285 385
Permian Resources Corp 14,746 226
Phillips 66 243,988 35,496
Range Resources Corp 7,080 221
Southwestern Energy Co
(d)
32,736 211
Valero Energy Corp 89,823 14,526
Viper Energy Inc 1,988 85
$ 245,714
Oil & Gas Services - 1 .03%
Baker Hughes Co 30,761 1,191
Halliburton Co 997,645 34,598
NOV Inc 11,753 245
Schlumberger NV 44,029 2,126
TechnipFMC PLC 13,233 391
$ 38,551
Packaging & Containers - 0 .10%
Amcor PLC 44,335 467
AptarGroup Inc 2,063 303
Ardagh Group SA
(d),(f)
412 —
Ball Corp 9,615 614
Berry Global Group Inc 3,467 228
Crown Holdings Inc 3,610 320
Graphic Packaging Holding Co 9,390 283
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Packaging Corp of America 2,760 $ 552
Sealed Air Corp 4,231 161
Silgan Holdings Inc 2,427 125
Smurfit WestRock PLC 7,904 354
Sonoco Products Co 3,010 162
$ 3,569
Pharmaceuticals - 4 .89%
AbbVie Inc 30,965 5,738
Becton Dickinson & Co 124,049 29,903
BellRing Brands Inc
(d)
3,896 200
Bristol-Myers Squibb Co 62,501 2,973
Cardinal Health Inc 3,075 310
Cigna Group/The 7,796 2,718
CVS Health Corp 38,878 2,346
Elanco Animal Health Inc
(d)
14,692 192
Henry Schein Inc
(d)
3,963 285
Jazz Pharmaceuticals PLC
(d)
1,826 201
Johnson & Johnson 375,150 59,218
McKesson Corp 2,301 1,420
Merck & Co Inc 312,564 35,360
Organon & Co 7,684 168
Pfizer Inc 174,655 5,334
Premier Inc 3,446 72
Sanofi SA ADR 681,051 35,285
Viatris Inc 36,584 441
Zoetis Inc 2,493 449
$ 182,613
Pipelines - 1 .25%
Antero Midstream Corp 6,440 92
Cheniere Energy Inc 3,485 636
DT Midstream Inc 2,910 219
Enbridge Inc 1,107,417 41,440
Kinder Morgan Inc 59,718 1,262
New Fortress Energy Inc
(e)
840 17
ONEOK Inc 17,997 1,500
Williams Cos Inc/The 37,501 1,610
$ 46,776
Private Equity - 0 .06%
Carlyle Group Inc/The 6,770 336
KKR & Co Inc 14,798 1,827
$ 2,163
Real Estate - 0 .06%
CBRE Group Inc
(d)
9,448 1,065
CoStar Group Inc
(d)
12,523 977
Howard Hughes Holdings Inc
(d)
851 63
Jones Lang LaSalle Inc
(d)
987 248
$ 2,353
REITs - 3 .80%
AGNC Investment Corp 21,447 215
Agree Realty Corp 2,966 205
Alexandria Real Estate Equities Inc 5,363 629
American Homes 4 Rent 10,423 376
Americold Realty Trust Inc 8,485 254
Annaly Capital Management Inc 15,436 307
AvalonBay Communities Inc 4,396 901
Brixmor Property Group Inc 8,947 228
BXP Inc 4,863 347
Camden Property Trust 3,216 356
Cousins Properties Inc 4,396 121
Crown Castle Inc 13,414 1,477
CubeSmart 6,916 329
Digital Realty Trust Inc 9,974 1,491
EastGroup Properties Inc 1,501 281
EPR Properties 2,157 97
Equinix Inc 2,759 2,180
Equity LifeStyle Properties Inc 5,702 392
Equity Residential 11,659 812
Essex Property Trust Inc 1,964 547
Extra Space Storage Inc 6,469 1,033

Schedule of Investments
LargeCap Value Fund III
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Federal Realty Investment Trust 249,785 $ 27,889
First Industrial Realty Trust Inc 3,950 216
Gaming and Leisure Properties Inc 8,049 404
Healthcare Realty Trust Inc 11,347 201
Healthpeak Properties Inc 21,853 477
Highwoods Properties Inc 3,024 94
Host Hotels & Resorts Inc 21,490 376
Invitation Homes Inc 18,870 665
Iron Mountain Inc 3,876 397
Kilroy Realty Corp 3,388 125
Kimco Realty Corp 20,310 441
Lamar Advertising Co 1,954 234
Medical Properties Trust Inc 17,246 83
Mid-America Apartment Communities Inc 3,606 504
National Storage Affiliates Trust 2,202 94
NNN REIT Inc 5,418 243
Omega Healthcare Investors Inc 7,625 277
Park Hotels & Resorts Inc 6,384 96
Prologis Inc 243,168 30,651
Public Storage 92,100 27,254
Rayonier Inc 4,541 138
Realty Income Corp 26,566 1,526
Regency Centers Corp 5,690 383
Rexford Industrial Realty Inc 6,668 334
Rithm Capital Corp 14,411 167
SBA Communications Corp 3,311 727
Simon Property Group Inc 7,442 1,142
STAG Industrial Inc 5,409 221
Starwood Property Trust Inc 8,850 176
Sun Communities Inc 3,826 485
UDR Inc 10,136 406
Ventas Inc 12,445 677
VICI Properties Inc 927,833 29,004
Vornado Realty Trust 5,388 162
Welltower Inc 18,255 2,031
Weyerhaeuser Co 22,472 714
WP Carey Inc 6,700 387
$ 141,979
Retail - 6 .36%
Advance Auto Parts Inc 1,830 116
AutoNation Inc
(d)
793 151
AutoZone Inc
(d)
48 150
Bath & Body Works Inc 6,721 247
Best Buy Co Inc 6,663 576
BJ's Wholesale Club Holdings Inc
(d)
4,089 360
CarMax Inc
(d)
4,530 383
Carvana Co
(d)
2,138 285
Casey's General Stores Inc 926 359
Darden Restaurants Inc 190,446 27,860
Dick's Sporting Goods Inc 1,622 351
Dillard's Inc 84 33
Dollar General Corp 175,209 21,093
Dollar Tree Inc
(d)
6,344 662
Domino's Pizza Inc 64,543 27,670
Dutch Bros Inc
(d)
1,518 58
Ferguson Enterprises Inc 5,842 1,301
Five Below Inc
(d)
304 22
Floor & Decor Holdings Inc
(d)
2,000 196
Freshpet Inc
(d)
913 111
GameStop Corp
(d)
8,038 182
Gap Inc/The 6,170 145
Genuine Parts Co 4,312 634
Home Depot Inc/The 43,984 16,193
Kohl's Corp 3,212 70
Lithia Motors Inc 113,110 31,256
Lowe's Cos Inc 17,617 4,325
Macy's Inc 8,178 141
McDonald's Corp 124,099 32,936
MSC Industrial Direct Co Inc 1,411 125
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Nordstrom Inc 2,746 $ 63
Ollie's Bargain Outlet Holdings Inc
(d)
1,829 179
O'Reilly Automotive Inc
(d)
24,935 28,085
Penske Automotive Group Inc 568 99
RH
(d)
368 107
Ross Stores Inc 7,817 1,120
Starbucks Corp 7,845 612
Target Corp 14,276 2,147
TJX Cos Inc/The 14,302 1,616
Ulta Beauty Inc
(d)
197 72
Walgreens Boots Alliance Inc 21,362 254
Walmart Inc 503,683 34,573
Wendy's Co/The 2,404 41
Williams-Sonoma Inc 1,562 242
Yum! Brands Inc 5,371 713
$ 237,914
Savings & Loans - 0 .00%
TFS Financial Corp 1,454 20
Semiconductors - 3 .98%
Advanced Micro Devices Inc
(d)
16,888 2,440
Allegro MicroSystems Inc
(d)
2,062 50
Amkor Technology Inc 3,465 113
Analog Devices Inc 15,245 3,527
Applied Materials Inc 2,105 447
Astera Labs Inc
(d),(e)
573 25
Broadcom Inc 290,703 46,710
Cirrus Logic Inc
(d)
1,618 211
GLOBALFOUNDRIES Inc
(d)
3,014 154
Intel Corp 131,280 4,035
IPG Photonics Corp
(d)
878 71
Lattice Semiconductor Corp
(d)
500 26
MACOM Technology Solutions Holdings Inc
(d)
1,675 169
Marvell Technology Inc 24,306 1,628
Microchip Technology Inc 322,417 28,624
Micron Technology Inc 33,981 3,732
MKS Instruments Inc 1,890 238
ON Semiconductor Corp
(d)
13,247 1,037
Onto Innovation Inc
(d)
1,096 210
Qorvo Inc
(d)
2,996 359
QUALCOMM Inc 271,880 49,197
Skyworks Solutions Inc 4,975 565
Teradyne Inc 374 49
Texas Instruments Inc 24,617 5,017
Wolfspeed Inc
(d)
3,604 68
$ 148,702
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,192 334
Software - 5 .24%
Akamai Technologies Inc
(d)
4,663 458
ANSYS Inc
(d)
2,683 842
Aspen Technology Inc
(d)
827 155
BILL Holdings Inc
(d)
2,364 118
Broadridge Financial Solutions Inc 280 60
CCC Intelligent Solutions Holdings Inc
(d)
13,281 136
Concentrix Corp 1,460 103
Dayforce Inc
(d)
3,964 235
DoubleVerify Holdings Inc
(d)
1,732 37
Doximity Inc
(d)
3,405 95
Dropbox Inc - A Shares
(d)
5,312 127
Electronic Arts Inc 154,135 23,265
Fair Isaac Corp
(d)
112 179
Fidelity National Information Services Inc 734,001 56,393
Fiserv Inc
(d)
12,263 2,006
Guidewire Software Inc
(d)
1,345 202
HashiCorp Inc
(d)
577 20
Informatica Inc
(d)
1,751 42
Jack Henry & Associates Inc 2,261 388
Microsoft Corp 98,816 41,340
MicroStrategy Inc
(d)
453 731

Schedule of Investments
LargeCap Value Fund III
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 996 $ 539
nCino Inc
(d)
864 28
Nutanix Inc
(d)
5,383 272
Oracle Corp 231,819 32,327
Paychex Inc 6,374 816
Paycom Software Inc 580 97
Paycor HCM Inc
(d)
1,797 22
Playtika Holding Corp 1,928 15
PTC Inc
(d)
1,403 250
Roper Technologies Inc 3,284 1,789
Salesforce Inc 117,616 30,439
SentinelOne Inc
(d)
5,913 135
SS&C Technologies Holdings Inc 6,645 485
Take-Two Interactive Software Inc
(d)
5,196 782
Twilio Inc
(d)
4,177 247
Tyler Technologies Inc
(d)
195 111
UiPath Inc
(d)
1,506 18
Unity Software Inc
(d)
5,084 83
Zoom Video Communications Inc
(d)
7,703 465
ZoomInfo Technologies Inc
(d)
9,595 109
$ 195,961
Telecommunications - 0 .57%
AT&T Inc 221,138 4,257
Ciena Corp
(d)
4,305 227
Cisco Systems Inc 124,915 6,052
Corning Inc 23,627 945
Frontier Communications Parent Inc
(d)
7,333 215
Iridium Communications Inc 3,348 96
Juniper Networks Inc 9,926 374
Motorola Solutions Inc 2,656 1,060
T-Mobile US Inc 14,887 2,714
Ubiquiti Inc 63 12
Verizon Communications Inc 129,824 5,260
$ 21,212
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 482 31
Mattel Inc
(d)
10,228 197
$ 228
Transportation - 2 .52%
CH Robinson Worldwide Inc 3,558 317
CSX Corp 60,198 2,113
Expeditors International of Washington Inc 3,669 458
FedEx Corp 95,327 28,813
JB Hunt Transport Services Inc 155,291 26,888
Kirby Corp
(d)
1,744 214
Knight-Swift Transportation Holdings Inc 4,846 264
Landstar System Inc 1,073 204
Norfolk Southern Corp 6,985 1,743
Ryder System Inc 1,299 182
Saia Inc
(d)
339 142
Schneider National Inc 1,567 42
Union Pacific Corp 121,123 29,885
United Parcel Service Inc 22,479 2,930
$ 94,195
Water - 0 .03%
American Water Works Co Inc 6,035 859
Essential Utilities Inc 7,781 316
$ 1,175
TOTAL COMMON STOCKS $ 3,626,882
Total Investments $ 3,770,626
Other Assets and Liabilities -  (0.87)% (32,451)
TOTAL NET ASSETS - 100.00% $ 3,738,175
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,580 or
0.39% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $14,321 or 0.38% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Value Fund III
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 57,090 $ 1,153,897 $ 1,083,996 $ 126,991
$ 57,090 $ 1,153,897 $ 1,083,996 $ 126,991
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 2,999 $ — $ — $ —
$ 2,999 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2024 Long 156 $ 43,352 $ (687)
Total $ (687)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .02 % Shares Held Value (000's)
Money Market Funds - 0 .02%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
4,563,043 $ 4,563
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
1,199,511 1,200
$ 5,763
TOTAL INVESTMENT COMPANIES $ 5,763
COMMON STOCKS - 99 .95 % Shares Held Value (000's)
Aerospace & Defense - 9 .70%
HEICO Corp - Class A 6,926,900 $ 1,316,873
TransDigm Group Inc 945,314 1,223,444
$ 2,540,317
Beverages - 0 .01%
Brown-Forman Corp - A Shares
(d)
7,199 328
Brown-Forman Corp - B Shares 23,403 1,057
$ 1,385
Building Materials - 5 .30%
Martin Marietta Materials Inc 643,402 381,763
Summit Materials Inc
(e)
2,453,506 102,507
Vulcan Materials Co 3,295,135 904,547
$ 1,388,817
Chemicals - 0 .68%
Perimeter Solutions SA
(c),(e)
7,975,046 77,278
Perimeter Solutions SA - Warrants
(e)
2,883,826 3
Sherwin-Williams Co/The 284,976 99,969
$ 177,250
Commercial Services - 1 .40%
Moody's Corp 386,104 176,249
Verisk Analytics Inc 729,353 190,908
$ 367,157
Computers - 2 .34%
Gartner Inc
(e)
1,224,505 613,710
Distribution & Wholesale - 5 .69%
Copart Inc
(e)
22,512,040 1,178,055
Fastenal Co 4,437,356 313,943
$ 1,491,998
Diversified Financial Services - 2 .05%
Ares Management Corp 2,058,071 315,297
Brookfield Asset Management Ltd 4,898,375 213,716
Brookfield Reinsurance Ltd
(d),(e)
156,328 7,644
$ 536,657
Electric - 3 .31%
Brookfield Infrastructure Partners LP 20,430,929 645,209
Brookfield Renewable Corp 2,273,171 63,876
Brookfield Renewable Partners LP 6,451,653 157,033
$ 866,118
Electrical Components & Equipment - 0 .59%
AMETEK Inc 891,196 154,605
Electronics - 1 .08%
Mettler-Toledo International Inc
(e)
185,166 281,643
Entertainment - 2 .80%
Liberty Media Corp-Liberty Live - A Shares
(e)
21,874 826
Liberty Media Corp-Liberty Live - C Shares
(e)
157,552 6,148
Live Nation Entertainment Inc
(e)
5,299,461 509,755
Vail Resorts Inc 1,196,643 217,801
$ 734,530
Environmental Control - 1 .20%
Veralto Corp 595,502 63,456
Waste Connections Inc 1,410,450 250,736
$ 314,192
Healthcare - Products - 1 .27%
Agilent Technologies Inc 693,887 98,116
IDEXX Laboratories Inc
(e)
319,179 151,967
Waters Corp
(e)
241,942 81,360
$ 331,443
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 2 .51%
Lennar Corp - A Shares 1,693,313 $ 299,598
Lennar Corp - B Shares 38,636 6,374
NVR Inc
(e)
40,853 351,641
$ 657,613
Insurance - 10 .35%
Arch Capital Group Ltd
(e)
5,157,704 494,005
Arthur J Gallagher & Co 468,564 132,833
Brown & Brown Inc 9,538,534 948,417
Markel Group Inc
(e)
416,206 682,099
Progressive Corp/The 1,484,756 317,916
Ryan Specialty Holdings Inc 165,258 10,178
W R Berkley Corp 2,300,925 126,850
$ 2,712,298
Internet - 1 .35%
VeriSign Inc
(e)
1,299,849 243,085
Wix.com Ltd
(e)
706,664 110,186
$ 353,271
Lodging - 5 .28%
Hilton Worldwide Holdings Inc 5,305,566 1,138,946
Hyatt Hotels Corp 1,666,848 245,577
$ 1,384,523
Machinery - Diversified - 0 .31%
Cognex Corp 801,208 39,756
Graco Inc 496,274 42,208
$ 81,964
Media - 1 .62%
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
508,165 37,589
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
4,785,050 386,967
$ 424,556
Private Equity - 9 .95%
Brookfield Corp 27,346,629 1,333,148
KKR & Co Inc 10,312,941 1,273,133
$ 2,606,281
Real Estate - 5 .58%
CBRE Group Inc
(e)
5,340,547 601,933
CoStar Group Inc
(e)
10,883,968 849,167
Howard Hughes Holdings Inc
(e)
151,309 11,223
$ 1,462,323
REITs - 1 .59%
SBA Communications Corp 1,903,278 417,846
Retail - 9 .06%
CarMax Inc
(e)
6,202,457 523,735
Domino's Pizza Inc 1,192,360 511,165
Floor & Decor Holdings Inc
(e)
138,483 13,571
O'Reilly Automotive Inc
(e)
1,038,022 1,169,166
Ross Stores Inc 1,091,839 156,384
$ 2,374,021
Semiconductors - 1 .51%
Microchip Technology Inc 4,450,906 395,151
Software - 13 .42%
ANSYS Inc
(e)
354,004 111,026
Appfolio Inc
(e)
80,438 17,816
Autodesk Inc
(e)
1,403,730 347,451
CCC Intelligent Solutions Holdings Inc
(e)
19,713,266 202,258
Constellation Software Inc/Canada 168,260 526,992
Constellation Software Inc/Canada - Warrants
(e),(f)
143,533 —
Fair Isaac Corp
(e)
218,926 350,282
Jack Henry & Associates Inc 191,711 32,875
Lumine Group Inc
(e)
329,031 8,799
MSCI Inc 900,510 486,960
Roper Technologies Inc 1,278,062 696,224
Tyler Technologies Inc
(e)
911,614 517,897

Schedule of Investments
MidCap Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Veeva Systems Inc
(e)
1,128,699 $ 216,631
$ 3,515,211
TOTAL COMMON STOCKS $ 26,184,880
Total Investments $ 26,190,643
Other Assets and Liabilities -  0.03% 8,320
TOTAL NET ASSETS - 100.00% $ 26,198,963
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,563 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,563 or 0.02% of net assets.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Perimeter Solutions SA $ 25,667 $ — $ 210 $ 77,278
Principal Government Money Market Fund - Class R-6 5.23% 157 1,553,638 1,552,595 1,200
$ 25,824 $ 1,553,638 $ 1,552,805 $ 78,478
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions SA $ — $ (434) $ — $ 52,255
Principal Government Money Market Fund - Class R-6 5.23% 902 — — —
$ 902 $ (434) $ — $ 52,255
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .77 % Shares Held Value (000's)
Money Market Funds - 1 .77%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
3,650,557 $ 3,651
TOTAL INVESTMENT COMPANIES $ 3,651
COMMON STOCKS - 97 .87 % Shares Held Value (000's)
Advertising - 2 .15%
Trade Desk Inc/The
(c)
49,280 $ 4,429
Aerospace & Defense - 2 .27%
HEICO Corp 9,273 2,238
Hexcel Corp 37,098 2,456
$ 4,694
Banks - 3 .34%
NU Holdings Ltd/Cayman Islands
(c)
295,343 3,582
Western Alliance Bancorp 41,224 3,317
$ 6,899
Beverages - 2 .08%
Keurig Dr Pepper Inc 125,473 4,301
Chemicals - 1 .61%
International Flavors & Fragrances Inc 33,456 3,328
Commercial Services - 3 .31%
Cintas Corp 6,163 4,708
TransUnion 23,661 2,136
$ 6,844
Computers - 2 .37%
Seagate Technology Holdings PLC 22,212 2,270
Super Micro Computer Inc
(c)
3,727 2,615
$ 4,885
Distribution & Wholesale - 1 .52%
Copart Inc
(c)
60,150 3,148
Diversified Financial Services - 14 .45%
Ameriprise Financial Inc 9,037 3,887
Apollo Global Management Inc 69,390 8,695
Coinbase Global Inc
(c)
12,520 2,809
Evercore Inc - Class A 20,930 5,241
Interactive Brokers Group Inc - A Shares 35,409 4,223
Tradeweb Markets Inc 44,558 4,976
$ 29,831
Energy - Alternate Sources - 1 .59%
First Solar Inc
(c)
15,195 3,282
Engineering & Construction - 1 .54%
Fluor Corp
(c)
66,053 3,177
Entertainment - 2 .76%
DraftKings Inc
(c)
53,054 1,960
TKO Group Holdings Inc 34,212 3,741
$ 5,701
Healthcare - Products - 4 .13%
Avantor Inc
(c)
145,209 3,884
GE HealthCare Technologies Inc 28,629 2,423
Natera Inc
(c)
21,601 2,212
$ 8,519
Home Builders - 1 .60%
DR Horton Inc 18,321 3,297
Internet - 5 .87%
Chewy Inc
(c)
116,617 2,820
DoorDash Inc - Class A
(c)
20,281 2,245
Pinterest Inc
(c)
47,884 1,530
Sea Ltd ADR
(c)
31,639 2,079
Spotify Technology SA
(c)
10,011 3,443
$ 12,117
Leisure Products & Services - 1 .45%
Royal Caribbean Cruises Ltd 19,055 2,986
Machinery - Construction & Mining - 3 .40%
GE Vernova Inc
(c)
24,658 4,395
Vertiv Holdings Co 33,367 2,626
$ 7,021
Miscellaneous Manufacturers - 1 .30%
Axon Enterprise Inc
(c)
8,966 2,690
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 1 .85%
Zebra Technologies Corp
(c)
10,852 $ 3,811
Oil & Gas - 3 .66%
Matador Resources Co 54,902 3,375
Permian Resources Corp 272,419 4,179
$ 7,554
Pharmaceuticals - 1 .01%
Dexcom Inc
(c)
30,751 2,086
Private Equity - 2 .63%
KKR & Co Inc 43,940 5,424
Real Estate - 2 .87%
Jones Lang LaSalle Inc
(c)
23,601 5,922
Retail - 9 .91%
BJ's Wholesale Club Holdings Inc
(c)
61,269 5,389
Cava Group Inc
(c)
23,409 1,972
Dick's Sporting Goods Inc 12,930 2,797
Dutch Bros Inc
(c)
95,151 3,640
Ross Stores Inc 25,448 3,645
Tractor Supply Co 11,428 3,009
$ 20,452
Semiconductors - 4 .27%
Entegris Inc 16,281 1,926
Monolithic Power Systems Inc 5,262 4,542
Teradyne Inc 17,936 2,352
$ 8,820
Software - 12 .74%
AppLovin Corp
(c)
39,347 3,034
Cloudflare Inc
(c)
28,986 2,246
Datadog Inc
(c)
35,577 4,143
Fair Isaac Corp
(c)
3,855 6,168
HubSpot Inc
(c)
4,419 2,196
Palantir Technologies Inc
(c)
163,909 4,408
Snowflake Inc - Class A
(c)
15,663 2,042
Synopsys Inc
(c)
3,701 2,066
$ 26,303
Transportation - 2 .19%
XPO Inc
(c)
39,432 4,530
TOTAL COMMON STOCKS $ 202,051
Total Investments $ 205,702
Other Assets and Liabilities -  0.36% 743
TOTAL NET ASSETS - 100.00% $ 206,445
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
MidCap Growth Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 4,345 $ 110,697 $ 111,391 $ 3,651
$ 4,345 $ 110,697 $ 111,391 $ 3,651
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 227 $ — $ — $ —
$ 227 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .20 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .20%
iShares Russell Mid-Cap Growth ETF 12,000 $ 1,332
Money Market Funds - 2 .00%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
297,946 298
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
13,111,052 13,111
$ 13,409
TOTAL INVESTMENT COMPANIES $ 14,741
COMMON STOCKS - 97 .91 % Shares Held Value (000's)
Advertising - 0 .83%
Trade Desk Inc/The
(d)
61,907 $ 5,564
Aerospace & Defense - 1 .33%
HEICO Corp
(e)
26,069 6,292
HEICO Corp - Class A 2,145 408
Howmet Aerospace Inc 652 62
Loar Holdings Inc
(d)
249 15
Spirit AeroSystems Holdings Inc
(d)
384 14
TransDigm Group Inc 1,668 2,159
$ 8,950
Airlines - 0 .00%
American Airlines Group Inc
(d)
1,246 13
Apparel - 0 .78%
Crocs Inc
(d)
283 38
Deckers Outdoor Corp
(d)
5,578 5,147
Skechers USA Inc
(d)
311 20
$ 5,205
Automobile Parts & Equipment - 0 .36%
Aptiv PLC
(d)
35,123 2,437
Banks - 0 .15%
NU Holdings Ltd/Cayman Islands
(d)
84,061 1,020
Popular Inc 194 20
$ 1,040
Beverages - 0 .60%
Boston Beer Co Inc/The
(d)
49 14
Celsius Holdings Inc
(d)
86,330 4,043
$ 4,057
Biotechnology - 1 .81%
Alnylam Pharmaceuticals Inc
(d)
11,831 2,809
Apellis Pharmaceuticals Inc
(d)
31,500 1,247
BioMarin Pharmaceutical Inc
(d)
24,245 2,045
Corteva Inc 49,461 2,775
Exelixis Inc
(d)
6,305 148
Incyte Corp
(d)
289 19
Intra-Cellular Therapies Inc
(d)
2,718 214
Ionis Pharmaceuticals Inc
(d)
3,562 176
Sarepta Therapeutics Inc
(d)
17,090 2,431
Ultragenyx Pharmaceutical Inc
(d)
2,305 104
Viking Therapeutics Inc
(d)
2,777 158
$ 12,126
Building Materials - 2 .91%
AAON Inc 1,804 160
Armstrong World Industries Inc 386 51
AZEK Co Inc/The
(d)
2,661 120
Builders FirstSource Inc
(d)
288 48
Eagle Materials Inc 681 185
Fortune Brands Innovations Inc 40,608 3,282
Lennox International Inc 6,996 4,083
Louisiana-Pacific Corp 1,188 117
Martin Marietta Materials Inc 9,316 5,527
Simpson Manufacturing Co Inc 106 20
Trex Co Inc
(d)
67,649 5,657
Vulcan Materials Co 901 247
$ 19,497
Chemicals - 0 .03%
Celanese Corp 749 106
Chemours Co/The 293 7
RPM International Inc 758 92
$ 205
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 6 .89%
Avis Budget Group Inc 179 $ 18
Block Inc
(d)
6,193 383
Booz Allen Hamilton Holding Corp 35,647 5,109
Bright Horizons Family Solutions Inc
(d)
229 28
Corpay Inc
(d)
14,415 4,206
Equifax Inc 23,985 6,701
Grand Canyon Education Inc
(d)
250 39
H&R Block Inc 715 41
MarketAxess Holdings Inc 14,268 3,189
Moody's Corp 11,454 5,228
Morningstar Inc 704 224
Paylocity Holding Corp
(d)
1,157 174
Quanta Services Inc 8,738 2,319
RB Global Inc 85,832 6,835
Rollins Inc 66,001 3,163
Shift4 Payments Inc
(d)
95,756 6,586
Toast Inc
(d)
11,715 306
TransUnion 293 26
U-Haul Holding Co 1,147 73
U-Haul Holding Co
(d)
88 6
United Rentals Inc 424 321
Valvoline Inc
(d)
3,411 159
Verisk Analytics Inc 3,762 985
WEX Inc
(d)
103 19
WillScot Holdings Corp
(d)
1,434 59
$ 46,197
Computers - 3 .11%
Crowdstrike Holdings Inc
(d)
6,816 1,581
EPAM Systems Inc
(d)
18,358 3,949
Gartner Inc
(d)
10,272 5,148
Globant SA
(d)
26,925 5,243
HP Inc 6,252 226
KBR Inc 303 20
NetApp Inc 2,438 309
Pure Storage Inc
(d)
51,064 3,060
Super Micro Computer Inc
(d)
1,308 918
Zscaler Inc
(d)
2,418 434
$ 20,888
Consumer Products - 0 .09%
Avery Dennison Corp 797 173
Clorox Co/The 3,279 432
$ 605
Cosmetics & Personal Care - 0 .23%
elf Beauty Inc
(d)
8,895 1,535
Distribution & Wholesale - 5 .15%
Copart Inc
(d)
121,655 6,366
Core & Main Inc
(d)
63,187 3,379
Fastenal Co 98,937 7,000
Pool Corp 12,663 4,736
SiteOne Landscape Supply Inc
(d)
434 64
Watsco Inc 12,720 6,226
WW Grainger Inc 6,940 6,779
$ 34,550
Diversified Financial Services - 3 .87%
Ally Financial Inc 986 44
Ameriprise Financial Inc 2,413 1,038
Ares Management Corp 43,374 6,645
Blue Owl Capital Inc 13,251 253
Coinbase Global Inc
(d)
19,296 4,330
Credit Acceptance Corp
(d)
129 74
Houlihan Lokey Inc 17,428 2,619
Jefferies Financial Group Inc 1,342 78
Lazard Inc 2,706 133
LPL Financial Holdings Inc 22,650 5,017
Raymond James Financial Inc 47,204 5,476
SoFi Technologies Inc
(d)
4,301 32
TPG Inc 552 28
Tradeweb Markets Inc 1,211 135
UWM Holdings Corp 1,712 14

Schedule of Investments
MidCap Growth Fund III
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Western Union Co/The 1,573 $ 19
XP Inc 1,090 19
$ 25,954
Electric - 0 .45%
NRG Energy Inc 2,310 173
Vistra Corp 35,959 2,849
$ 3,022
Electrical Components & Equipment - 0 .04%
Generac Holdings Inc
(d)
761 118
Universal Display Corp 620 138
$ 256
Electronics - 0 .00%
Jabil Inc 255 29
Energy - Alternate Sources - 0 .06%
Enphase Energy Inc
(d)
3,480 401
Engineering & Construction - 0 .08%
Comfort Systems USA Inc 928 308
EMCOR Group Inc 484 182
TopBuild Corp
(d)
68 33
$ 523
Entertainment - 1 .84%
Churchill Downs Inc 40,300 5,785
DraftKings Inc
(d)
153,865 5,686
Light & Wonder Inc
(d)
2,383 256
Live Nation Entertainment Inc
(d)
4,170 401
Madison Square Garden Sports Corp
(d)
40 8
TKO Group Holdings Inc 286 31
Vail Resorts Inc 842 153
$ 12,320
Environmental Control - 1 .19%
Tetra Tech Inc 302 64
Veralto Corp 2,936 313
Waste Connections Inc 42,734 7,597
$ 7,974
Food - 0 .64%
Hershey Co/The 541 107
Lamb Weston Holdings Inc 59,215 3,554
Performance Food Group Co
(d)
577 40
Pilgrim's Pride Corp
(d)
103 4
Sysco Corp 8,171 626
$ 4,331
Hand & Machine Tools - 0 .53%
Lincoln Electric Holdings Inc 17,454 3,585
Healthcare - Products - 6 .71%
10X Genomics Inc
(d)
1,843 38
Align Technology Inc
(d)
12,107 2,808
Bio-Techne Corp 52,288 4,266
Bruker Corp 1,756 120
Exact Sciences Corp
(d)
1,903 87
GE HealthCare Technologies Inc 1,059 90
IDEXX Laboratories Inc
(d)
22,461 10,695
Inspire Medical Systems Inc
(d)
5,962 841
Insulet Corp
(d)
27,569 5,358
Masimo Corp
(d)
588 63
Natera Inc
(d)
29,039 2,973
Penumbra Inc
(d)
17,135 2,863
Repligen Corp
(d)
41,709 6,979
ResMed Inc 16,587 3,537
Waters Corp
(d)
949 319
West Pharmaceutical Services Inc 12,928 3,958
$ 44,995
Healthcare - Services - 1 .86%
Chemed Corp 40 23
DaVita Inc
(d)
1,331 182
Fortrea Holdings Inc
(d)
239 7
ICON PLC
(d)
27,189 8,930
IQVIA Holdings Inc
(d)
537 132
Medpace Holdings Inc
(d)
7,577 2,898
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Molina Healthcare Inc
(d)
967 $ 330
$ 12,502
Home Builders - 0 .65%
DR Horton Inc 24,136 4,343
Home Furnishings - 0 .04%
SharkNinja Inc 347 27
Tempur Sealy International Inc 4,432 232
$ 259
Insurance - 1 .48%
Allstate Corp/The 1,082 185
Arthur J Gallagher & Co 393 111
Brown & Brown Inc 2,776 276
Equitable Holdings Inc 8,630 376
Everest Group Ltd 185 73
Kinsale Capital Group Inc 13,729 6,276
Markel Group Inc
(d)
80 131
RLI Corp 67 10
Ryan Specialty Holdings Inc 40,383 2,487
$ 9,925
Internet - 2 .87%
CDW Corp/DE 33,213 7,244
Chewy Inc
(d)
79,809 1,930
Coupang Inc
(d)
30,595 635
DoorDash Inc - Class A
(d)
30,240 3,348
Etsy Inc
(d)
2,003 131
Expedia Group Inc
(d)
3,340 426
GoDaddy Inc
(d)
3,734 543
Lyft Inc
(d)
6,569 79
Match Group Inc
(d)
71,545 2,729
Okta Inc
(d)
1,825 171
Pinterest Inc
(d)
59,792 1,911
Roku Inc
(d)
501 29
TripAdvisor Inc
(d)
151 3
Trump Media & Technology Group Corp
(d),(e)
954 27
VeriSign Inc
(d)
149 28
$ 19,234
Iron & Steel - 0 .01%
Cleveland-Cliffs Inc
(d)
4,042 62
Leisure Products & Services - 0 .94%
Norwegian Cruise Line Holdings Ltd
(d)
11,305 208
Planet Fitness Inc
(d)
1,248 92
Royal Caribbean Cruises Ltd 38,194 5,986
YETI Holdings Inc
(d)
672 28
$ 6,314
Lodging - 0 .63%
Choice Hotels International Inc
(e)
645 82
Hilton Worldwide Holdings Inc 3,329 714
Hyatt Hotels Corp 20,483 3,018
Las Vegas Sands Corp 9,457 375
Wyndham Hotels & Resorts Inc 181 14
Wynn Resorts Ltd 203 17
$ 4,220
Machinery - Construction & Mining - 2 .09%
BWX Technologies Inc 491 49
GE Vernova Inc
(d)
26,678 4,755
Vertiv Holdings Co 117,566 9,252
$ 14,056
Machinery - Diversified - 4 .02%
Cognex Corp 55,885 2,773
Graco Inc 62,087 5,281
IDEX Corp 25,192 5,252
Ingersoll Rand Inc 59,663 5,990
Rockwell Automation Inc 278 77
Westinghouse Air Brake Technologies Corp 46,972 7,570
$ 26,943

Schedule of Investments
MidCap Growth Fund III
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .06%
FactSet Research Systems Inc 355 $ 147
Liberty Broadband Corp - A Shares
(d)
106 7
Liberty Broadband Corp - C Shares
(d)
714 48
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
219 16
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,842 149
Nexstar Media Group Inc 321 59
$ 426
Metal Fabrication & Hardware - 0 .02%
Advanced Drainage Systems Inc 664 118
Miscellaneous Manufacturers - 0 .84%
Axon Enterprise Inc
(d)
18,466 5,540
Carlisle Cos Inc 169 71
$ 5,611
Office & Business Equipment - 1 .25%
Zebra Technologies Corp
(d)
23,826 8,367
Oil & Gas - 2 .24%
Antero Resources Corp
(d)
86,566 2,512
Civitas Resources Inc 726 51
Diamondback Energy Inc 33,685 6,815
EQT Corp 966 33
Hess Corp 4,775 733
Matador Resources Co 236 14
Permian Resources Corp 275,642 4,228
Texas Pacific Land Corp 495 418
Viper Energy Inc 706 30
Weatherford International PLC 1,906 225
$ 15,059
Oil & Gas Services - 0 .98%
Baker Hughes Co 169,691 6,570
Packaging & Containers - 0 .00%
Sealed Air Corp 208 8
Pharmaceuticals - 3 .03%
Cardinal Health Inc 3,821 385
Cencora Inc 35,569 8,461
Dexcom Inc
(d)
112,466 7,628
Neurocrine Biosciences Inc
(d)
27,360 3,873
$ 20,347
Pipelines - 0 .21%
Antero Midstream Corp 3,419 49
Cheniere Energy Inc 3,100 566
New Fortress Energy Inc
(e)
911 18
Targa Resources Corp 5,805 786
$ 1,419
Private Equity - 0 .45%
Carlyle Group Inc/The 60,609 3,015
Real Estate - 1 .42%
CoStar Group Inc
(d)
120,615 9,410
Jones Lang LaSalle Inc
(d)
386 97
$ 9,507
REITs - 0 .47%
EastGroup Properties Inc 12,445 2,327
Iron Mountain Inc 4,392 451
Lamar Advertising Co 579 69
Simon Property Group Inc 2,188 336
$ 3,183
Retail - 8 .59%
BJ's Wholesale Club Holdings Inc
(d)
54,571 4,800
Burlington Stores Inc
(d)
30,307 7,890
CarMax Inc
(d)
291 25
Carvana Co
(d)
14,733 1,963
Casey's General Stores Inc 7,719 2,993
Cava Group Inc
(d)
1,993 168
Darden Restaurants Inc 1,660 243
Dick's Sporting Goods Inc 137 30
Domino's Pizza Inc 320 137
Dutch Bros Inc
(d)
146,895 5,618
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ferguson Enterprises Inc 24,119 $ 5,370
Five Below Inc
(d)
1,143 83
Floor & Decor Holdings Inc
(d)
64,674 6,338
Freshpet Inc
(d)
22,254 2,709
Lululemon Athletica Inc
(d)
6,810 1,761
Murphy USA Inc 497 251
RH
(d)
78 23
Ross Stores Inc 48,507 6,948
Texas Roadhouse Inc 25,975 4,535
Tractor Supply Co 2,849 750
Ulta Beauty Inc
(d)
1,094 399
Wendy's Co/The 2,242 38
Williams-Sonoma Inc 1,990 308
Wingstop Inc 10,347 3,868
Yum! Brands Inc 2,858 380
$ 57,628
Semiconductors - 5 .32%
Astera Labs Inc
(d),(e)
30 1
Entegris Inc 53,303 6,305
Lattice Semiconductor Corp
(d)
3,115 165
Marvell Technology Inc 67,134 4,497
Microchip Technology Inc 51,570 4,578
MKS Instruments Inc 105 13
Monolithic Power Systems Inc 17,008 14,679
Onto Innovation Inc
(d)
12,385 2,370
Teradyne Inc 23,718 3,111
$ 35,719
Software - 17 .63%
ANSYS Inc
(d)
16,096 5,048
Appfolio Inc
(d)
13,840 3,065
AppLovin Corp
(d)
6,928 534
Bentley Systems Inc 77,784 3,791
BILL Holdings Inc
(d)
20,358 1,017
Broadridge Financial Solutions Inc 34,332 7,347
Cloudflare Inc
(d)
7,921 614
Confluent Inc
(d)
6,384 160
Datadog Inc
(d)
26,883 3,130
Dayforce Inc
(d)
415 25
Descartes Systems Group Inc/The
(d)
36,712 3,732
DocuSign Inc
(d)
5,366 298
DoubleVerify Holdings Inc
(d)
2,159 46
Doximity Inc
(d)
238 7
Dropbox Inc - A Shares
(d)
2,003 48
Duolingo Inc
(d)
968 166
Dynatrace Inc
(d)
118,664 5,212
Elastic NV
(d)
2,149 236
Fair Isaac Corp
(d)
3,308 5,293
Five9 Inc
(d)
25,283 1,126
Gitlab Inc
(d)
3,129 160
Guidewire Software Inc
(d)
983 148
HashiCorp Inc
(d)
1,987 67
HubSpot Inc
(d)
7,662 3,808
Jack Henry & Associates Inc 27,218 4,667
Manhattan Associates Inc
(d)
18,838 4,811
MicroStrategy Inc
(d)
26 42
MongoDB Inc
(d)
1,798 454
MSCI Inc 22,627 12,236
nCino Inc
(d)
1,349 44
Nutanix Inc
(d)
45,792 2,313
Palantir Technologies Inc
(d)
53,152 1,429
Paychex Inc 3,050 390
Paycom Software Inc 847 141
Paycor HCM Inc
(d)
187 2
Pegasystems Inc 1,178 82
Procore Technologies Inc
(d)
2,780 198
PTC Inc
(d)
59,834 10,642
RingCentral Inc
(d)
2,170 76
ROBLOX Corp
(d)
13,497 560
SentinelOne Inc
(d)
976 22

Schedule of Investments
MidCap Growth Fund III
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Smartsheet Inc
(d)
3,348 $ 161
Synopsys Inc
(d)
14,875 8,305
Take-Two Interactive Software Inc
(d)
14,136 2,128
Teradata Corp
(d)
2,563 83
Twilio Inc
(d)
911 54
Tyler Technologies Inc
(d)
25,173 14,301
UiPath Inc
(d)
8,827 107
Unity Software Inc
(d)
3,487 57
Veeva Systems Inc
(d)
51,452 9,875
$ 118,258
Telecommunications - 0 .00%
Iridium Communications Inc 288 8
Ubiquiti Inc 50 10
$ 18
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 3,210 207
Transportation - 1 .10%
Expeditors International of Washington Inc 607 76
Old Dominion Freight Line Inc 32,219 6,772
Saia Inc
(d)
408 170
XPO Inc
(d)
3,019 347
$ 7,365
TOTAL COMMON STOCKS $ 656,942
Total Investments $ 671,683
Other Assets and Liabilities -  (0.11)% (754)
TOTAL NET ASSETS - 100.00% $ 670,929
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $298 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $292 or 0.04% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 17,712 $ 343,385 $ 347,986 $ 13,111
$ 17,712 $ 343,385 $ 347,986 $ 13,111
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,009 $ — $ — $ —
$ 1,009 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2024 Long 14 $ 4,368 $ 106
Total $ 106
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .23%
iShares Core S&P Mid-Cap ETF 46,800 $ 2,900
Money Market Funds - 1 .82%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
1,430,965 1,431
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
22,283,806 22,284
$ 23,715
TOTAL INVESTMENT COMPANIES $ 26,615
COMMON STOCKS - 98 .01 % Shares Held Value (000's)
Aerospace & Defense - 0 .58%
Curtiss-Wright Corp 17,269 $ 5,089
Hexcel Corp 37,472 2,481
$ 7,570
Agriculture - 0 .22%
Darling Ingredients Inc
(d)
72,038 2,862
Apparel - 1 .18%
Capri Holdings Ltd
(d)
52,554 1,763
Carter's Inc 16,455 996
Columbia Sportswear Co 15,194 1,241
Crocs Inc
(d)
27,368 3,678
PVH Corp 25,522 2,603
Skechers USA Inc
(d)
59,692 3,888
Under Armour Inc - Class A
(d)
85,121 593
Under Armour Inc - Class C
(d)
86,034 584
$ 15,346
Automobile Parts & Equipment - 1 .05%
Adient PLC
(d)
40,497 1,043
Autoliv Inc 32,652 3,302
Gentex Corp 104,232 3,238
Goodyear Tire & Rubber Co/The
(d)
128,353 1,502
Lear Corp 25,602 3,125
Visteon Corp
(d)
12,441 1,437
$ 13,647
Banks - 5 .54%
Associated Banc-Corp 66,841 1,536
Bank OZK 47,563 2,230
Cadence Bank 82,364 2,707
Columbia Banking System Inc 94,400 2,469
Commerce Bancshares Inc/MO 53,146 3,439
Cullen/Frost Bankers Inc 28,969 3,391
East West Bancorp Inc 62,734 5,514
First Financial Bankshares Inc 57,961 2,229
First Horizon Corp 246,562 4,125
FNB Corp/PA 162,199 2,488
Glacier Bancorp Inc 51,121 2,286
Hancock Whitney Corp 39,057 2,138
Home BancShares Inc/AR 83,995 2,380
International Bancshares Corp 24,108 1,626
Old National Bancorp/IN 142,373 2,850
Pinnacle Financial Partners Inc 34,487 3,322
Prosperity Bancshares Inc 43,254 3,137
SouthState Corp 34,347 3,399
Synovus Financial Corp 66,024 3,087
Texas Capital Bancshares Inc
(d)
21,033 1,390
UMB Financial Corp 19,779 2,018
United Bankshares Inc/WV 60,808 2,367
Valley National Bancorp 192,839 1,620
Webster Financial Corp 77,317 3,836
Wintrust Financial Corp 29,360 3,177
Zions Bancorp NA 66,571 3,440
$ 72,201
Beverages - 0 .52%
Boston Beer Co Inc/The
(d)
4,123 1,155
Celsius Holdings Inc
(d)
67,255 3,150
Coca-Cola Consolidated Inc 2,110 2,418
$ 6,723
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 3 .14%
Arrowhead Pharmaceuticals Inc
(d)
55,997 $ 1,599
BioMarin Pharmaceutical Inc
(d)
85,609 7,219
Cytokinetics Inc
(d)
51,695 3,051
Exelixis Inc
(d)
131,333 3,080
Halozyme Therapeutics Inc
(d)
57,382 3,171
Illumina Inc
(d)
71,822 8,805
Roivant Sciences Ltd
(d)
152,595 1,656
Sarepta Therapeutics Inc
(d)
42,618 6,062
United Therapeutics Corp
(d)
19,999 6,265
$ 40,908
Building Materials - 3 .53%
AAON Inc 30,763 2,723
Eagle Materials Inc 15,533 4,230
Fortune Brands Innovations Inc 56,392 4,557
Knife River Corp
(d)
25,522 2,030
Lennox International Inc 14,456 8,435
Louisiana-Pacific Corp 28,759 2,823
MDU Resources Group Inc 91,925 2,477
Owens Corning 39,071 7,282
Simpson Manufacturing Co Inc 19,008 3,651
Trex Co Inc
(d)
49,005 4,098
UFP Industries Inc 27,841 3,673
$ 45,979
Chemicals - 2 .04%
Arcadium Lithium PLC
(d)
465,369 1,480
Ashland Inc 22,600 2,184
Avient Corp 41,142 1,861
Axalta Coating Systems Ltd
(d)
99,481 3,546
Cabot Corp 24,913 2,499
Chemours Co/The 67,130 1,623
NewMarket Corp 3,115 1,747
Olin Corp 53,841 2,456
RPM International Inc 58,053 7,051
Westlake Corp 14,492 2,143
$ 26,590
Commercial Services - 4 .04%
Aramark 118,573 4,063
Avis Budget Group Inc 8,196 828
Brink's Co/The 20,045 2,205
Euronet Worldwide Inc
(d)
19,646 2,004
FTI Consulting Inc
(d)
15,816 3,447
Graham Holdings Co 1,567 1,214
Grand Canyon Education Inc
(d)
13,218 2,061
GXO Logistics Inc
(d)
53,847 3,014
H&R Block Inc 62,908 3,645
Insperity Inc 16,127 1,657
ManpowerGroup Inc 21,506 1,647
Morningstar Inc 11,757 3,735
Paylocity Holding Corp
(d)
19,591 2,940
Progyny Inc
(d)
37,349 1,053
R1 RCM Inc
(d)
89,264 1,150
RB Global Inc 82,831 6,596
Service Corp International/US 65,650 5,246
Valvoline Inc
(d)
58,095 2,701
WEX Inc
(d)
18,893 3,466
$ 52,672
Computers - 2 .90%
ASGN Inc
(d)
20,694 1,959
CACI International Inc
(d)
10,053 4,639
Crane NXT Co 21,892 1,377
ExlService Holdings Inc
(d)
73,237 2,582
Genpact Ltd 74,654 2,588
KBR Inc 60,540 4,031
Kyndryl Holdings Inc
(d)
103,745 2,788
Lumentum Holdings Inc
(d)
30,477 1,578
Maximus Inc 27,410 2,546
Pure Storage Inc
(d)
137,779 8,257
Qualys Inc
(d)
16,654 2,484

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Science Applications International Corp 23,115 $ 2,876
$ 37,705
Consumer Products - 0 .05%
Helen of Troy Ltd
(d)
10,734 634
Cosmetics & Personal Care - 0 .59%
Coty Inc
(d)
164,335 1,635
elf Beauty Inc
(d)
25,027 4,319
Perrigo Co PLC 61,461 1,738
$ 7,692
Distribution & Wholesale - 1 .12%
Core & Main Inc
(d)
77,104 4,123
Watsco Inc 14,434 7,065
WESCO International Inc 19,709 3,448
$ 14,636
Diversified Financial Services - 3 .37%
Affiliated Managers Group Inc 14,368 2,667
Ally Financial Inc 123,348 5,552
Evercore Inc - Class A 15,977 4,000
Federated Hermes Inc 36,187 1,242
Houlihan Lokey Inc 23,609 3,547
Interactive Brokers Group Inc - A Shares 48,290 5,760
Janus Henderson Group PLC 57,876 2,155
Jefferies Financial Group Inc 76,482 4,472
SEI Investments Co 45,020 3,054
SLM Corp 99,061 2,248
Stifel Financial Corp 46,193 4,096
Voya Financial Inc 45,401 3,302
Western Union Co/The 152,541 1,814
$ 43,909
Electric - 1 .27%
ALLETE Inc 26,010 1,678
Black Hills Corp 31,078 1,835
IDACORP Inc 22,855 2,234
Northwestern Energy Group Inc 27,630 1,486
OGE Energy Corp 90,419 3,505
Ormat Technologies Inc 24,244 1,882
PNM Resources Inc 40,667 1,691
Portland General Electric Co 46,452 2,201
$ 16,512
Electrical Components & Equipment - 1 .34%
Acuity Brands Inc 13,751 3,456
Belden Inc 18,339 1,700
EnerSys 18,221 2,003
Littelfuse Inc 11,175 2,985
Novanta Inc
(d)
16,184 2,932
Universal Display Corp 19,678 4,381
$ 17,457
Electronics - 2 .51%
Arrow Electronics Inc
(d)
23,999 2,968
Avnet Inc 40,748 2,191
Coherent Corp
(d)
59,802 4,167
NEXTracker Inc
(d)
55,406 2,723
nVent Electric PLC 74,851 5,436
Sensata Technologies Holding PLC 67,961 2,650
TD SYNNEX Corp 35,037 4,175
Vishay Intertechnology Inc 56,420 1,371
Vontier Corp 69,613 2,731
Woodward Inc 27,468 4,285
$ 32,697
Engineering & Construction - 2 .67%
AECOM 61,375 5,561
Comfort Systems USA Inc 16,056 5,337
EMCOR Group Inc 21,189 7,955
Exponent Inc 22,845 2,423
Fluor Corp
(d)
77,183 3,713
MasTec Inc
(d)
27,393 3,014
TopBuild Corp
(d)
14,261 6,825
$ 34,828
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 1 .37%
Churchill Downs Inc 30,157 $ 4,329
Light & Wonder Inc
(d)
40,639 4,356
Marriott Vacations Worldwide Corp 14,743 1,247
TKO Group Holdings Inc 26,556 2,904
Vail Resorts Inc 17,119 3,116
Warner Music Group Corp 63,842 1,916
$ 17,868
Environmental Control - 1 .00%
Clean Harbors Inc
(d)
22,616 5,399
Stericycle Inc
(d)
41,832 2,449
Tetra Tech Inc 24,121 5,144
$ 12,992
Food - 1 .96%
Flowers Foods Inc 86,628 1,951
Ingredion Inc 29,597 3,681
Lancaster Colony Corp 9,185 1,773
Performance Food Group Co
(d)
70,158 4,841
Pilgrim's Pride Corp
(d)
18,160 749
Post Holdings Inc
(d)
22,671 2,479
Sprouts Farmers Market Inc
(d)
45,302 4,525
US Foods Holding Corp
(d)
101,984 5,547
$ 25,546
Gas - 0 .95%
National Fuel Gas Co 41,442 2,428
New Jersey Resources Corp 44,554 2,083
ONE Gas Inc 25,504 1,776
Southwest Gas Holdings Inc 27,142 2,013
Spire Inc 26,036 1,733
UGI Corp 94,510 2,342
$ 12,375
Hand & Machine Tools - 1 .02%
Lincoln Electric Holdings Inc 25,659 5,270
MSA Safety Inc 16,691 3,149
Regal Rexnord Corp 29,992 4,819
$ 13,238
Healthcare - Products - 2 .95%
Avantor Inc
(d)
306,254 8,192
Azenta Inc
(d)
24,309 1,514
Bruker Corp 43,902 3,008
DENTSPLY SIRONA Inc 93,613 2,541
Enovis Corp
(d)
22,503 1,072
Envista Holdings Corp
(d)
77,484 1,323
Globus Medical Inc
(d)
50,778 3,654
Haemonetics Corp
(d)
22,896 2,062
Lantheus Holdings Inc
(d)
31,250 3,276
LivaNova PLC
(d)
24,414 1,206
Masimo Corp
(d)
20,104 2,151
Neogen Corp
(d)
88,871 1,513
Penumbra Inc
(d)
17,478 2,920
Repligen Corp
(d)
23,429 3,921
$ 38,353
Healthcare - Services - 2 .06%
Acadia Healthcare Co Inc
(d)
41,828 2,713
Amedisys Inc
(d)
14,712 1,442
Chemed Corp 6,827 3,892
Encompass Health Corp 45,394 4,219
HealthEquity Inc
(d)
39,228 3,079
Medpace Holdings Inc
(d)
10,618 4,062
Sotera Health Co
(d)
56,154 779
Tenet Healthcare Corp
(d)
44,042 6,593
$ 26,779
Home Builders - 1 .18%
KB Home 33,152 2,854
Taylor Morrison Home Corp
(d)
47,684 3,199
Thor Industries Inc 24,042 2,552
Toll Brothers Inc 46,966 6,702
$ 15,307

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .67%
Dolby Laboratories Inc 26,938 $ 2,121
Tempur Sealy International Inc 78,281 4,098
Whirlpool Corp 24,633 2,512
$ 8,731
Housewares - 0 .11%
Scotts Miracle-Gro Co/The 18,949 1,489
Insurance - 5 .72%
American Financial Group Inc/OH 29,493 3,862
Brighthouse Financial Inc
(d)
28,002 1,396
CNO Financial Group Inc 48,809 1,702
Equitable Holdings Inc 137,842 6,011
Erie Indemnity Co 11,246 4,961
Essent Group Ltd 48,093 3,022
Fidelity National Financial Inc 117,033 6,485
First American Financial Corp 46,764 2,833
Hanover Insurance Group Inc/The 16,204 2,228
Kemper Corp 27,282 1,748
Kinsale Capital Group Inc 9,970 4,557
MGIC Investment Corp 120,193 2,986
Old Republic International Corp 113,979 3,946
Primerica Inc 15,516 3,906
Reinsurance Group of America Inc 29,664 6,687
RenaissanceRe Holdings Ltd 23,842 5,529
RLI Corp 18,136 2,731
Ryan Specialty Holdings Inc 46,162 2,843
Selective Insurance Group Inc 27,408 2,476
Unum Group 80,262 4,618
$ 74,527
Internet - 0 .08%
Ziff Davis Inc
(d)
20,796 996
Iron & Steel - 1 .42%
Cleveland-Cliffs Inc
(d)
214,374 3,290
Commercial Metals Co 52,168 3,135
Reliance Inc 25,892 7,886
United States Steel Corp 100,872 4,145
$ 18,456
Leisure Products & Services - 0 .85%
Brunswick Corp/DE 30,462 2,481
Harley-Davidson Inc 55,185 2,070
Planet Fitness Inc
(d)
39,462 2,908
Polaris Inc 23,950 1,995
YETI Holdings Inc
(d)
38,430 1,589
$ 11,043
Lodging - 0 .91%
Boyd Gaming Corp 30,371 1,849
Choice Hotels International Inc
(e)
10,773 1,373
Hilton Grand Vacations Inc
(d)
30,857 1,333
Hyatt Hotels Corp 20,370 3,001
Travel + Leisure Co 32,129 1,481
Wyndham Hotels & Resorts Inc 36,328 2,751
$ 11,788
Machinery - Construction & Mining - 0 .71%
BWX Technologies Inc 41,212 4,100
Oshkosh Corp 29,486 3,204
Terex Corp 30,342 1,919
$ 9,223
Machinery - Diversified - 3 .02%
AGCO Corp 27,923 2,636
Applied Industrial Technologies Inc 17,405 3,798
Chart Industries Inc
(d)
18,955 3,053
Cognex Corp 77,395 3,840
Crane Co 22,163 3,555
Esab Corp 25,607 2,602
Flowserve Corp 59,357 3,001
Graco Inc 76,257 6,486
Middleby Corp/The
(d)
24,242 3,287
Toro Co/The 47,072 4,506
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Watts Water Technologies Inc 12,360 $ 2,565
$ 39,329
Media - 0 .60%
New York Times Co/The 73,729 3,951
Nexstar Media Group Inc 14,062 2,599
TEGNA Inc 76,468 1,218
$ 7,768
Metal Fabrication & Hardware - 1 .11%
Advanced Drainage Systems Inc 30,721 5,439
RBC Bearings Inc
(d)
13,093 3,808
Timken Co/The 29,206 2,539
Valmont Industries Inc 9,105 2,717
$ 14,503
Mining - 0 .58%
Alcoa Corp 80,957 2,675
MP Materials Corp
(d)
60,372 816
Royal Gold Inc 29,635 4,093
$ 7,584
Miscellaneous Manufacturers - 1 .40%
Carlisle Cos Inc 21,406 8,960
Donaldson Co Inc 54,269 4,060
ITT Inc 37,104 5,249
$ 18,269
Oil & Gas - 4 .39%
Antero Resources Corp
(d)
131,723 3,823
Chesapeake Energy Corp 50,221 3,833
Chord Energy Corp 28,036 4,813
Civitas Resources Inc 41,517 2,896
CNX Resources Corp
(d)
69,092 1,829
HF Sinclair Corp 67,576 3,478
Matador Resources Co 52,319 3,216
Murphy Oil Corp 65,350 2,704
Ovintiv Inc 112,227 5,212
PBF Energy Inc 47,574 1,939
Permian Resources Corp 231,564 3,552
Range Resources Corp 109,391 3,416
Southwestern Energy Co
(d)
497,178 3,207
Texas Pacific Land Corp 8,397 7,095
Valaris Ltd
(d)
28,075 2,206
Weatherford International PLC 32,981 3,887
$ 57,106
Oil & Gas Services - 0 .51%
ChampionX Corp 85,843 2,941
NOV Inc 178,332 3,713
$ 6,654
Packaging & Containers - 1 .67%
AptarGroup Inc 29,876 4,391
Berry Global Group Inc 51,578 3,390
Crown Holdings Inc 53,793 4,771
Graphic Packaging Holding Co 138,547 4,170
Greif Inc - Class A 11,626 775
Silgan Holdings Inc 36,586 1,882
Sonoco Products Co 44,299 2,389
$ 21,768
Pharmaceuticals - 1 .14%
BellRing Brands Inc
(d)
58,807 3,016
Jazz Pharmaceuticals PLC
(d)
28,422 3,133
Neurocrine Biosciences Inc
(d)
45,373 6,423
Option Care Health Inc
(d)
78,366 2,327
$ 14,899
Pipelines - 0 .42%
Antero Midstream Corp 154,051 2,212
DT Midstream Inc 43,782 3,300
$ 5,512
Private Equity - 0 .37%
Carlyle Group Inc/The 97,354 4,842
Real Estate - 0 .41%
Jones Lang LaSalle Inc
(d)
21,445 5,381

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .19%
Agree Realty Corp 45,264 $ 3,122
American Homes 4 Rent 145,089 5,236
Annaly Capital Management Inc 225,629 4,492
Brixmor Property Group Inc 135,844 3,460
COPT Defense Properties 50,679 1,468
Cousins Properties Inc 68,562 1,886
CubeSmart 101,432 4,826
EastGroup Properties Inc 21,671 4,052
EPR Properties 34,117 1,535
Equity LifeStyle Properties Inc 84,083 5,775
First Industrial Realty Trust Inc 59,667 3,265
Gaming and Leisure Properties Inc 122,410 6,145
Healthcare Realty Trust Inc 170,671 3,019
Independence Realty Trust Inc 101,295 1,889
Kilroy Realty Corp 48,153 1,780
Kite Realty Group Trust 99,011 2,442
Lamar Advertising Co 39,594 4,746
National Storage Affiliates Trust 31,423 1,338
NNN REIT Inc 82,665 3,711
Omega Healthcare Investors Inc 111,407 4,055
Park Hotels & Resorts Inc 94,950 1,430
PotlatchDeltic Corp 35,846 1,590
Rayonier Inc 61,751 1,873
Rexford Industrial Realty Inc 98,010 4,911
Sabra Health Care REIT Inc 104,373 1,694
STAG Industrial Inc 82,092 3,350
Starwood Property Trust Inc 135,332 2,700
Vornado Realty Trust 72,140 2,164
WP Carey Inc 98,660 5,704
$ 93,658
Retail - 6 .39%
Abercrombie & Fitch Co
(d)
23,039 3,398
AutoNation Inc
(d)
11,075 2,112
BJ's Wholesale Club Holdings Inc
(d)
59,946 5,273
Burlington Stores Inc
(d)
28,795 7,496
Casey's General Stores Inc 16,690 6,473
Dick's Sporting Goods Inc 26,253 5,680
FirstCash Holdings Inc 16,810 1,876
Five Below Inc
(d)
24,883 1,810
Floor & Decor Holdings Inc
(d)
48,247 4,728
GameStop Corp
(d)
121,482 2,754
Gap Inc/The 97,673 2,293
Lithia Motors Inc 12,357 3,415
Macy's Inc 124,057 2,144
MSC Industrial Direct Co Inc 20,560 1,829
Murphy USA Inc 8,501 4,292
Nordstrom Inc 44,164 1,008
Ollie's Bargain Outlet Holdings Inc
(d)
27,632 2,698
Penske Automotive Group Inc 8,745 1,523
RH
(d)
6,948 2,016
Texas Roadhouse Inc 30,114 5,258
Wendy's Co/The 74,914 1,268
Williams-Sonoma Inc 57,938 8,962
Wingstop Inc 13,243 4,951
$ 83,257
Savings & Loans - 0 .10%
New York Community Bancorp Inc 117,175 1,233
Semiconductors - 2 .24%
Allegro MicroSystems Inc
(d)
43,271 1,040
Amkor Technology Inc 46,615 1,522
Cirrus Logic Inc
(d)
24,317 3,173
IPG Photonics Corp
(d)
12,942 1,041
Lattice Semiconductor Corp
(d)
62,014 3,287
MACOM Technology Solutions Holdings Inc
(d)
24,707 2,493
MKS Instruments Inc 28,478 3,585
Onto Innovation Inc
(d)
22,217 4,250
Power Integrations Inc 25,592 1,869
Rambus Inc
(d)
48,594 2,500
Silicon Laboratories Inc
(d)
14,392 1,729
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Synaptics Inc
(d)
17,807 $ 1,555
Wolfspeed Inc
(d)
56,742 1,070
$ 29,114
Software - 2 .64%
Altair Engineering Inc
(d)
25,675 2,269
Appfolio Inc
(d)
9,464 2,096
Aspen Technology Inc
(d)
12,564 2,361
Blackbaud Inc
(d)
18,223 1,447
CommVault Systems Inc
(d)
19,568 2,991
Concentrix Corp 21,124 1,489
Doximity Inc
(d)
55,077 1,542
Dropbox Inc - A Shares
(d)
108,949 2,606
Duolingo Inc
(d)
16,678 2,868
Dynatrace Inc
(d)
108,450 4,763
Manhattan Associates Inc
(d)
27,760 7,089
Teradata Corp
(d)
43,597 1,413
ZoomInfo Technologies Inc
(d)
128,124 1,456
$ 34,390
Telecommunications - 0 .61%
Ciena Corp
(d)
65,196 3,439
Frontier Communications Parent Inc
(d)
100,856 2,955
Iridium Communications Inc 54,747 1,571
$ 7,965
Toys, Games & Hobbies - 0 .23%
Mattel Inc
(d)
155,142 2,993
Transportation - 1 .85%
Kirby Corp
(d)
26,284 3,230
Knight-Swift Transportation Holdings Inc 72,863 3,966
Landstar System Inc 16,124 3,068
Ryder System Inc 19,760 2,769
Saia Inc
(d)
11,988 5,009
XPO Inc
(d)
52,448 6,026
$ 24,068
Trucking & Leasing - 0 .17%
GATX Corp 16,049 2,239
Water - 0 .35%
Essential Utilities Inc 113,456 4,612
TOTAL COMMON STOCKS $ 1,276,423
Total Investments $ 1,303,038
Other Assets and Liabilities -  (0.06)% (741)
TOTAL NET ASSETS - 100.00% $ 1,302,297
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,431 or
0.11% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,359 or 0.10% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 41,181 $ 276,318 $ 295,215 $ 22,284
$ 41,181 $ 276,318 $ 295,215 $ 22,284
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,229 $ — $ — $ —
$ 1,229 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2024 Long 75 $ 23,401 $ 737
Total $ 737
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .00 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .23%
iShares Russell Mid-Cap Value ETF 58,400 $ 7,474
Money Market Funds - 1 .77%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
420,706 420
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
56,851,854 56,852
$ 57,272
TOTAL INVESTMENT COMPANIES $ 64,746
COMMON STOCKS - 97 .61 % Shares Held Value (000's)
Advertising - 0 .16%
Interpublic Group of Cos Inc/The 15,076 $ 485
Omnicom Group Inc 47,688 4,675
$ 5,160
Aerospace & Defense - 0 .32%
Curtiss-Wright Corp 1,526 450
Hexcel Corp 3,309 219
Howmet Aerospace Inc 80,757 7,729
L3Harris Technologies Inc 7,578 1,719
Loar Holdings Inc
(d)
110 7
Spirit AeroSystems Holdings Inc
(d)
4,059 147
$ 10,271
Agriculture - 0 .06%
Archer-Daniels-Midland Co 19,736 1,224
Bunge Global SA 5,635 593
Darling Ingredients Inc
(d)
6,343 252
$ 2,069
Airlines - 0 .09%
Alaska Air Group Inc
(d)
5,020 189
American Airlines Group Inc
(d)
24,302 259
Delta Air Lines Inc 25,785 1,109
Southwest Airlines Co 23,912 644
United Airlines Holdings Inc
(d)
13,102 595
$ 2,796
Apparel - 0 .71%
Birkenstock Holding Plc
(d)
1,566 93
Capri Holdings Ltd
(d)
4,537 152
Carter's Inc 1,429 86
Columbia Sportswear Co 1,329 109
Crocs Inc
(d)
1,947 262
PVH Corp 2,291 234
Ralph Lauren Corp 120,389 21,139
Skechers USA Inc
(d)
4,936 321
Tapestry Inc 9,164 367
Under Armour Inc - Class A
(d)
8,853 62
Under Armour Inc - Class C
(d)
9,081 62
VF Corp 13,998 237
$ 23,124
Automobile Manufacturers - 0 .07%
Cummins Inc 5,469 1,596
Lucid Group Inc
(d),(e)
35,467 125
Rivian Automotive Inc
(d)
32,930 540
$ 2,261
Automobile Parts & Equipment - 2 .12%
Allison Transmission Holdings Inc 87,997 7,796
Aptiv PLC
(d)
320,698 22,253
BorgWarner Inc 1,078,002 38,064
Gentex Corp 9,256 288
Lear Corp 2,257 275
QuantumScape Corp
(d)
13,455 87
$ 68,763
Banks - 3 .56%
Bank of New York Mellon Corp/The 546,380 35,553
Bank OZK 4,252 199
BOK Financial Corp 905 93
Citizens Financial Group Inc 18,290 780
Columbia Banking System Inc 8,340 218
Comerica Inc 5,304 291
Commerce Bancshares Inc/MO 4,766 308
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Cullen/Frost Bankers Inc 2,352 $ 275
East West Bancorp Inc 5,519 485
Fifth Third Bancorp 27,335 1,157
First Citizens BancShares Inc/NC 477 996
First Hawaiian Inc 5,059 127
First Horizon Corp 299,377 5,008
FNB Corp/PA 14,230 218
Huntington Bancshares Inc/OH 1,446,490 21,625
KeyCorp 37,039 598
M&T Bank Corp 64,929 11,179
Northern Trust Corp 8,095 718
Pinnacle Financial Partners Inc 3,032 292
Popular Inc 2,559 263
Prosperity Bancshares Inc 436,937 31,687
Regions Financial Corp 36,773 823
State Street Corp 12,063 1,025
Synovus Financial Corp 5,839 273
Webster Financial Corp 6,829 339
Western Alliance Bancorp 4,295 346
Wintrust Financial Corp 2,452 265
Zions Bancorp NA 5,786 299
$ 115,440
Beverages - 0 .14%
Boston Beer Co Inc/The
(d)
10,102 2,830
Brown-Forman Corp - A Shares 1,944 89
Brown-Forman Corp - B Shares 6,892 311
Coca-Cola Consolidated Inc 709 813
Molson Coors Beverage Co 7,003 370
$ 4,413
Biotechnology - 1 .60%
Alnylam Pharmaceuticals Inc
(d)
564 134
Biogen Inc
(d)
5,830 1,243
BioMarin Pharmaceutical Inc
(d)
7,554 637
Bio-Rad Laboratories Inc
(d)
771 261
Certara Inc
(d)
4,806 75
Corteva Inc 28,002 1,571
Exelixis Inc
(d)
394,634 9,254
GRAIL Inc
(d)
1,244 19
Illumina Inc
(d)
6,372 781
Incyte Corp
(d)
211,818 13,783
Ionis Pharmaceuticals Inc
(d)
477 24
Roivant Sciences Ltd
(d)
14,017 152
Royalty Pharma PLC 314,613 8,863
United Therapeutics Corp
(d)
48,304 15,133
$ 51,930
Building Materials - 2 .11%
Armstrong World Industries Inc 112,249 14,749
AZEK Co Inc/The
(d)
243,410 10,927
Builders FirstSource Inc
(d)
4,365 731
Carrier Global Corp 329,900 22,469
Eagle Materials Inc 53,281 14,508
Fortune Brands Innovations Inc 4,989 403
Hayward Holdings Inc
(d)
5,689 84
Louisiana-Pacific Corp 776 76
Martin Marietta Materials Inc 2,315 1,374
Masco Corp 8,807 686
MDU Resources Group Inc 8,124 219
Mohawk Industries Inc
(d)
2,121 342
Owens Corning 3,453 644
Simpson Manufacturing Co Inc 1,533 294
Vulcan Materials Co 3,929 1,078
$ 68,584
Chemicals - 4 .02%
Albemarle Corp 4,694 440
Ashland Inc 1,997 193
Axalta Coating Systems Ltd
(d)
853,211 30,417
Celanese Corp 3,320 469
CF Industries Holdings Inc 272,091 20,785
Chemours Co/The 5,520 133

Schedule of Investments
MidCap Value Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Dow Inc 28,172 $ 1,535
DuPont de Nemours Inc 16,740 1,401
Eastman Chemical Co 4,679 484
Element Solutions Inc 8,953 241
FMC Corp 4,979 291
Huntsman Corp 6,535 156
International Flavors & Fragrances Inc 10,235 1,018
LyondellBasell Industries NV 10,419 1,036
Mosaic Co/The 12,801 381
NewMarket Corp 13,243 7,428
Olin Corp 4,777 218
PPG Industries Inc 9,351 1,187
RPM International Inc 254,237 30,879
Westlake Corp 214,359 31,695
$ 130,387
Commercial Services - 5 .27%
ADT Inc 11,397 89
Affirm Holdings Inc
(d)
9,113 258
API Group Corp
(d)
9,098 345
Aramark 10,479 359
Avis Budget Group Inc 490 49
Block Inc
(d)
12,852 795
Bright Horizons Family Solutions Inc
(d)
1,958 235
Cintas Corp 8,625 6,589
Clarivate PLC
(d)
16,314 110
Dun & Bradstreet Holdings Inc 12,092 132
Equifax Inc 3,926 1,097
Euronet Worldwide Inc
(d)
121,303 12,372
FTI Consulting Inc
(d)
221,947 48,377
Global Payments Inc 263,888 26,821
Grand Canyon Education Inc
(d)
112,273 17,509
GXO Logistics Inc
(d)
4,696 263
H&R Block Inc 4,467 259
ManpowerGroup Inc 307,212 23,526
MarketAxess Holdings Inc 1,475 330
Quanta Services Inc 4,034 1,070
R1 RCM Inc
(d)
6,272 81
RB Global Inc 7,324 583
Robert Half Inc 4,088 262
Service Corp International/US 5,704 456
TransUnion 296,722 26,782
U-Haul Holding Co
(d)
205 14
U-Haul Holding Co 2,274 145
United Rentals Inc 2,015 1,526
Vestis Corp 5,441 71
WEX Inc
(d)
1,512 277
WillScot Holdings Corp
(d)
5,217 214
$ 170,996
Computers - 3 .32%
Amdocs Ltd 4,582 401
CACI International Inc
(d)
881 407
Cognizant Technology Solutions Corp 19,924 1,508
Crane NXT Co 1,960 123
DXC Technology Co
(d)
7,256 148
EPAM Systems Inc
(d)
2,080 447
Genpact Ltd 727,224 25,213
Globant SA
(d)
80,413 15,657
Hewlett Packard Enterprise Co 51,939 1,034
HP Inc 29,676 1,071
KBR Inc 4,864 324
Kyndryl Holdings Inc
(d)
9,094 244
Leidos Holdings Inc 213,395 30,814
Lumentum Holdings Inc
(d)
2,669 138
Maximus Inc 68,600 6,372
NetApp Inc 131,880 16,746
Parsons Corp
(d)
63,898 5,839
Pure Storage Inc
(d)
1,484 89
Science Applications International Corp 2,042 254
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Western Digital Corp
(d)
13,059 $ 876
$ 107,705
Consumer Products - 0 .80%
Avery Dennison Corp 103,796 22,506
Church & Dwight Co Inc 33,348 3,269
Reynolds Consumer Products Inc 2,172 60
Spectrum Brands Holdings Inc 1,200 102
$ 25,937
Cosmetics & Personal Care - 0 .05%
Coty Inc
(d)
15,853 158
Kenvue Inc 76,659 1,417
Perrigo Co PLC 5,419 153
$ 1,728
Distribution & Wholesale - 0 .29%
Core & Main Inc
(d)
2,276 121
Fastenal Co 104,808 7,415
LKQ Corp 10,650 442
SiteOne Landscape Supply Inc
(d)
1,123 165
Watsco Inc 1,381 676
WESCO International Inc 1,743 305
WW Grainger Inc 225 220
$ 9,344
Diversified Financial Services - 2 .75%
Affiliated Managers Group Inc 1,276 237
Air Lease Corp 4,172 207
Ally Financial Inc 9,490 427
Ameriprise Financial Inc 349 150
Cboe Global Markets Inc 83,939 15,404
Coinbase Global Inc
(d)
1,262 283
Credit Acceptance Corp
(d)
63 36
Discover Financial Services 29,397 4,233
Evercore Inc - Class A 1,434 359
Franklin Resources Inc 11,401 261
Houlihan Lokey Inc 1,867 280
Interactive Brokers Group Inc - A Shares 4,156 496
Invesco Ltd 14,620 252
Janus Henderson Group PLC 5,171 192
Jefferies Financial Group Inc 5,174 302
Lazard Inc 329 16
Nasdaq Inc 16,453 1,114
OneMain Holdings Inc 4,515 236
Raymond James Financial Inc 7,567 878
Rocket Cos Inc
(d)
5,532 90
SEI Investments Co 4,043 274
SLM Corp 8,725 198
SoFi Technologies Inc
(d)
34,710 262
Stifel Financial Corp 163,053 14,458
Synchrony Financial 16,051 815
T Rowe Price Group Inc 247,478 28,264
TPG Inc 2,524 129
Tradeweb Markets Inc 135,256 15,106
UWM Holdings Corp 1,381 12
Virtu Financial Inc 3,369 92
Voya Financial Inc 4,088 297
Western Union Co/The 300,368 3,571
XP Inc 14,673 251
$ 89,182
Electric - 3 .31%
AES Corp/The 28,378 505
Alliant Energy Corp 918,455 51,121
Ameren Corp 10,650 844
Avangrid Inc 2,826 101
Brookfield Renewable Corp 124,709 3,504
CenterPoint Energy Inc 25,355 704
Clearway Energy Inc - Class A 1,799 44
Clearway Energy Inc - Class C 3,257 87
CMS Energy Corp 11,912 772
Consolidated Edison Inc 13,862 1,352
DTE Energy Co 8,274 997

Schedule of Investments
MidCap Value Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Edison International 15,227 $ 1,218
Entergy Corp 8,533 990
Evergy Inc 134,718 7,814
Eversource Energy 14,057 912
Exelon Corp 40,054 1,490
FirstEnergy Corp 22,958 962
IDACORP Inc 2,022 198
NRG Energy Inc 5,057 380
OGE Energy Corp 7,999 310
PG&E Corp 85,578 1,562
Pinnacle West Capital Corp 4,543 389
PPL Corp 29,561 879
Public Service Enterprise Group Inc 19,962 1,592
WEC Energy Group Inc 12,660 1,089
Xcel Energy Inc 473,365 27,588
$ 107,404
Electrical Components & Equipment - 0 .21%
Acuity Brands Inc 18,496 4,649
AMETEK Inc 9,241 1,603
Generac Holdings Inc
(d)
1,199 187
Littelfuse Inc 975 260
Universal Display Corp 924 206
$ 6,905
Electronics - 2 .06%
Allegion plc 3,496 478
Arrow Electronics Inc
(d)
2,152 266
Avnet Inc 3,592 193
Coherent Corp
(d)
5,289 369
Flex Ltd
(d)
582,500 18,728
Fortive Corp 14,084 1,012
Garmin Ltd 6,197 1,061
Hubbell Inc 27,639 10,935
Jabil Inc 4,312 486
Keysight Technologies Inc
(d)
6,971 973
Mettler-Toledo International Inc
(d)
841 1,279
nVent Electric PLC 6,609 480
Sensata Technologies Holding PLC 5,979 233
TD SYNNEX Corp 3,012 359
Trimble Inc
(d)
393,747 21,475
Vontier Corp 6,176 242
Woodward Inc 52,041 8,118
$ 66,687
Energy - Alternate Sources - 0 .03%
First Solar Inc
(d)
4,266 921
Engineering & Construction - 0 .68%
AECOM 41,681 3,776
EMCOR Group Inc 44,635 16,758
Jacobs Solutions Inc 4,988 730
MasTec Inc
(d)
2,506 276
TopBuild Corp
(d)
1,168 559
$ 22,099
Entertainment - 0 .04%
Caesars Entertainment Inc
(d)
8,605 344
Liberty Media Corp-Liberty Live - A Shares
(d)
921 35
Liberty Media Corp-Liberty Live - C Shares
(d)
1,856 72
Madison Square Garden Sports Corp
(d)
683 137
Marriott Vacations Worldwide Corp 1,356 115
Penn Entertainment Inc
(d)
5,953 119
TKO Group Holdings Inc 2,720 297
Vail Resorts Inc 286 52
$ 1,171
Environmental Control - 0 .49%
Clean Harbors Inc
(d)
2,062 492
Pentair PLC 6,606 580
Republic Services Inc 71,200 13,836
Stericycle Inc
(d)
3,688 216
Tetra Tech Inc 1,673 357
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Veralto Corp 5,433 $ 579
$ 16,060
Food - 1 .79%
Albertsons Cos Inc 16,582 329
Campbell Soup Co 7,683 360
Conagra Brands Inc 19,071 578
Flowers Foods Inc 7,495 169
General Mills Inc 22,606 1,518
Grocery Outlet Holding Corp
(d)
3,873 76
Hershey Co/The 5,081 1,003
Hormel Foods Corp 11,602 372
Ingredion Inc 2,621 326
J M Smucker Co/The 4,129 487
Kellanova 10,493 610
Kroger Co/The 156,973 8,555
Lamb Weston Holdings Inc 3,906 234
McCormick & Co Inc/MD 10,082 776
Performance Food Group Co
(d)
5,237 361
Pilgrim's Pride Corp
(d)
1,494 62
Post Holdings Inc
(d)
1,974 216
Seaboard Corp 11 36
Sysco Corp 7,553 579
Tyson Foods Inc 11,258 686
US Foods Holding Corp
(d)
746,467 40,601
$ 57,934
Forest Products & Paper - 0 .02%
International Paper Co 13,865 644
Gas - 0 .05%
Atmos Energy Corp 6,020 770
National Fuel Gas Co 3,667 215
NiSource Inc 18,048 564
UGI Corp 8,394 208
$ 1,757
Hand & Machine Tools - 1 .17%
Lincoln Electric Holdings Inc 54,990 11,296
MSA Safety Inc 1,478 279
Regal Rexnord Corp 156,254 25,106
Snap-on Inc 2,069 594
Stanley Black & Decker Inc 6,150 650
$ 37,925
Healthcare - Products - 4 .17%
10X Genomics Inc
(d)
1,610 33
Agilent Technologies Inc 187,721 26,544
Align Technology Inc
(d)
1,238 287
Avantor Inc
(d)
27,146 726
Azenta Inc
(d)
2,191 137
Baxter International Inc 20,382 730
Bio-Techne Corp 6,212 507
Bruker Corp 1,532 105
Cooper Cos Inc/The
(d)
323,810 30,221
DENTSPLY SIRONA Inc 8,280 225
Enovis Corp
(d)
2,170 103
Envista Holdings Corp
(d)
6,918 118
Exact Sciences Corp
(d)
4,416 202
GE HealthCare Technologies Inc 15,459 1,308
Globus Medical Inc
(d)
4,476 322
Hologic Inc
(d)
458,349 37,406
Masimo Corp
(d)
819 88
QIAGEN NV
(d)
8,840 393
QuidelOrtho Corp
(d)
2,125 84
Repligen Corp
(d)
1,907 319
ResMed Inc 4,228 902
Revvity Inc 4,923 618
Solventum Corp
(d)
5,543 326
STERIS PLC 3,944 942
Teleflex Inc 1,884 416
Waters Corp
(d)
917 308
West Pharmaceutical Services Inc 1,139 349

Schedule of Investments
MidCap Value Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Zimmer Biomet Holdings Inc 283,283 $ 31,543
$ 135,262
Healthcare - Services - 2 .47%
Acadia Healthcare Co Inc
(d)
3,640 236
Amedisys Inc
(d)
1,280 125
Catalent Inc
(d)
7,242 430
Centene Corp
(d)
21,352 1,642
Charles River Laboratories International Inc
(d)
2,042 498
Chemed Corp 530 302
Encompass Health Corp 3,979 370
Fortrea Holdings Inc
(d)
3,215 89
Humana Inc 4,822 1,744
ICON PLC
(d)
80,800 26,538
IQVIA Holdings Inc
(d)
6,396 1,575
Labcorp Holdings Inc 3,362 724
Molina Healthcare Inc
(d)
856 292
Quest Diagnostics Inc 311,641 44,346
Sotera Health Co
(d)
5,018 70
Tenet Healthcare Corp
(d)
3,879 581
Universal Health Services Inc 2,315 495
$ 80,057
Home Builders - 0 .39%
DR Horton Inc 11,870 2,136
Lennar Corp - A Shares 9,653 1,708
Lennar Corp - B Shares 452 74
NVR Inc
(d)
118 1,016
PulteGroup Inc 51,372 6,781
Thor Industries Inc 2,034 216
Toll Brothers Inc 4,150 592
$ 12,523
Home Furnishings - 0 .02%
Dolby Laboratories Inc 2,337 184
Leggett & Platt Inc 5,317 70
SharkNinja Inc 2,120 163
Whirlpool Corp 2,115 216
$ 633
Housewares - 0 .01%
Newell Brands Inc 16,582 143
Scotts Miracle-Gro Co/The 1,696 133
$ 276
Insurance - 9 .22%
Aflac Inc 68,003 6,486
Allstate Corp/The 8,875 1,519
American Financial Group Inc/OH 273,370 35,801
Arch Capital Group Ltd
(d)
163,879 15,697
Arthur J Gallagher & Co 8,039 2,279
Assurant Inc 2,080 364
Assured Guaranty Ltd 2,120 175
Axis Capital Holdings Ltd 224,894 17,035
Brighthouse Financial Inc
(d)
2,403 120
Brown & Brown Inc 49,921 4,964
Cincinnati Financial Corp 6,126 800
CNA Financial Corp 1,030 51
Corebridge Financial Inc 10,229 302
Everest Group Ltd 15,132 5,945
Fidelity National Financial Inc 621,485 34,436
First American Financial Corp 3,997 242
Globe Life Inc 3,709 344
Hanover Insurance Group Inc/The 1,426 196
Hartford Financial Services Group Inc/The 363,382 40,306
Kemper Corp 2,422 155
Lincoln National Corp 6,803 227
Loews Corp 7,249 580
Markel Group Inc
(d)
390 639
MGIC Investment Corp 727,232 18,064
Old Republic International Corp 946,280 32,760
Primerica Inc 21,811 5,491
Prudential Financial Inc 14,388 1,803
Reinsurance Group of America Inc 2,627 592
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
RenaissanceRe Holdings Ltd 2,072 $ 481
RLI Corp 26,986 4,064
Unum Group 7,636 439
W R Berkley Corp 298,461 16,453
White Mountains Insurance Group Ltd 98 175
Willis Towers Watson PLC 176,688 49,876
$ 298,861
Internet - 1 .18%
CDW Corp/DE 2,669 582
eBay Inc 600,459 33,392
Etsy Inc
(d)
1,619 106
F5 Inc
(d)
2,336 476
Gen Digital Inc 22,520 585
IAC Inc
(d)
2,975 157
Lyft Inc
(d)
5,268 64
Maplebear Inc
(d)
6,880 237
Match Group Inc
(d)
10,589 404
Okta Inc
(d)
3,419 321
Robinhood Markets Inc
(d)
26,701 549
Roku Inc
(d)
4,297 250
TripAdvisor Inc
(d)
4,272 75
Trump Media & Technology Group Corp
(d),(e)
1,010 29
VeriSign Inc
(d)
3,245 607
Wayfair Inc
(d)
3,690 201
Zillow Group Inc - A Shares
(d)
1,880 89
Zillow Group Inc - C Shares
(d)
6,345 309
$ 38,433
Iron & Steel - 0 .25%
ATI Inc
(d)
66,929 4,532
Cleveland-Cliffs Inc
(d)
12,603 194
Nucor Corp 9,595 1,563
Reliance Inc 2,284 696
Steel Dynamics Inc 5,947 792
United States Steel Corp 8,916 366
$ 8,143
Leisure Products & Services - 0 .27%
Amer Sports Inc
(d),(e)
5,684 66
Brunswick Corp/DE 2,694 219
Carnival Corp
(d)
413,906 6,895
Harley-Davidson Inc 4,841 182
Planet Fitness Inc
(d)
1,590 117
Polaris Inc 2,098 175
Royal Caribbean Cruises Ltd 6,195 971
YETI Holdings Inc
(d)
2,389 99
$ 8,724
Lodging - 0 .57%
Boyd Gaming Corp 2,746 167
Choice Hotels International Inc
(e)
202 26
Hilton Worldwide Holdings Inc 78,989 16,957
Hyatt Hotels Corp 1,496 220
MGM Resorts International
(d)
9,759 419
Travel + Leisure Co 2,736 126
Wyndham Hotels & Resorts Inc 2,865 217
Wynn Resorts Ltd 3,781 313
$ 18,445
Machinery - Construction & Mining - 0 .09%
BWX Technologies Inc 2,903 289
Oshkosh Corp 2,609 283
Vertiv Holdings Co 31,672 2,493
$ 3,065
Machinery - Diversified - 3 .90%
AGCO Corp 273,989 25,870
CNH Industrial NV 34,934 372
Cognex Corp 6,506 323
Crane Co 1,954 313
Dover Corp 5,488 1,011
Esab Corp 101,951 10,359
Flowserve Corp 5,253 266

Schedule of Investments
MidCap Value Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Gates Industrial Corp PLC
(d)
8,195 $ 152
Graco Inc 6,690 569
IDEX Corp 3,029 631
Ingersoll Rand Inc 16,155 1,622
Middleby Corp/The
(d)
234,228 31,757
Nordson Corp 2,269 568
Otis Worldwide Corp 148,471 14,030
Rockwell Automation Inc 4,163 1,160
Toro Co/The 206,075 19,728
Westinghouse Air Brake Technologies Corp 7,001 1,128
Xylem Inc/NY 125,370 16,737
$ 126,596
Media - 0 .46%
Charter Communications Inc
(d)
3,753 1,425
FactSet Research Systems Inc 980 405
Fox Corp - A Shares 9,515 362
Fox Corp - B Shares 5,289 187
Liberty Broadband Corp - A Shares
(d)
677 45
Liberty Broadband Corp - C Shares
(d)
3,332 225
Liberty Global Ltd - A Shares
(d)
6,631 129
Liberty Global Ltd - C Shares
(d)
6,878 138
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
702 52
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,048 408
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
2,835 64
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
5,896 133
New York Times Co/The 177,172 9,495
News Corp - A Shares 15,227 420
News Corp - B Shares 4,545 130
Nexstar Media Group Inc 757 140
Paramount Global - Class A
(e)
472 11
Paramount Global - Class B 23,676 270
Sirius XM Holdings Inc
(e)
25,626 88
Warner Bros Discovery Inc
(d)
97,156 840
$ 14,967
Metal Fabrication & Hardware - 0 .03%
Advanced Drainage Systems Inc 1,647 292
RBC Bearings Inc
(d)
1,136 330
Timken Co/The 2,578 224
Valmont Industries Inc 795 237
$ 1,083
Mining - 1 .27%
Alcoa Corp 10,001 330
Franco-Nevada Corp 268,000 34,561
MP Materials Corp
(d)
5,234 71
Royal Gold Inc 2,626 363
SSR Mining Inc 1,028,450 5,729
$ 41,054
Miscellaneous Manufacturers - 1 .52%
A O Smith Corp 55,293 4,703
Carlisle Cos Inc 1,646 689
Donaldson Co Inc 4,801 359
ITT Inc 3,296 466
Teledyne Technologies Inc
(d)
1,876 791
Textron Inc 453,711 42,150
$ 49,158
Office & Business Equipment - 0 .86%
Zebra Technologies Corp
(d)
79,007 27,746
Oil & Gas - 4 .10%
Antero Resources Corp
(d)
11,606 337
APA Corp 14,477 452
Chesapeake Energy Corp 5,249 401
Chord Energy Corp 134,670 23,118
Civitas Resources Inc 2,895 202
Coterra Energy Inc 1,348,693 34,796
Devon Energy Corp 1,000,516 47,055
Diamondback Energy Inc 7,117 1,440
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
EQT Corp 22,072 $ 762
Hess Corp 3,946 605
HF Sinclair Corp 6,482 334
Marathon Oil Corp 509,577 14,293
Matador Resources Co 124,256 7,639
Ovintiv Inc 10,731 498
Permian Resources Corp 19,773 303
Range Resources Corp 9,486 296
Southwestern Energy Co
(d)
43,880 283
Viper Energy Inc 2,583 110
$ 132,924
Oil & Gas Services - 2 .01%
Baker Hughes Co 1,191,262 46,126
Halliburton Co 35,287 1,224
NOV Inc 15,755 328
TechnipFMC PLC 591,465 17,448
$ 65,126
Packaging & Containers - 3 .36%
Amcor PLC 57,564 606
AptarGroup Inc 168,140 24,713
Ardagh Group SA
(d),(f)
901 —
Ball Corp 12,462 796
Berry Global Group Inc 4,634 305
Crown Holdings Inc 458,375 40,658
Graphic Packaging Holding Co 12,164 366
Packaging Corp of America 202,447 40,463
Sealed Air Corp 5,503 209
Silgan Holdings Inc 3,315 171
Smurfit WestRock PLC 10,237 459
Sonoco Products Co 3,917 211
$ 108,957
Pharmaceuticals - 0 .08%
BellRing Brands Inc
(d)
5,211 267
Cardinal Health Inc 3,957 399
Elanco Animal Health Inc
(d)
19,698 257
Henry Schein Inc
(d)
5,111 368
Jazz Pharmaceuticals PLC
(d)
2,431 268
Organon & Co 10,292 225
Premier Inc 4,717 99
Viatris Inc 47,501 573
$ 2,456
Pipelines - 0 .60%
Antero Midstream Corp 617,832 8,872
Cheniere Energy Inc 4,492 820
DT Midstream Inc 56,014 4,222
Kinder Morgan Inc 77,606 1,640
New Fortress Energy Inc
(e)
1,437 28
ONEOK Inc 23,358 1,946
Williams Cos Inc/The 48,723 2,092
$ 19,620
Private Equity - 0 .01%
Carlyle Group Inc/The 8,761 436
Real Estate - 0 .09%
CBRE Group Inc
(d)
12,244 1,380
CoStar Group Inc
(d)
16,244 1,267
Howard Hughes Holdings Inc
(d)
1,238 92
Jones Lang LaSalle Inc
(d)
1,303 327
$ 3,066
REITs - 8 .52%
AGNC Investment Corp 27,773 278
Agree Realty Corp 3,962 273
Alexandria Real Estate Equities Inc 300,532 35,249
American Homes 4 Rent 13,512 488
Americold Realty Trust Inc 11,369 340
Annaly Capital Management Inc 20,025 399
AvalonBay Communities Inc 5,677 1,163
Brixmor Property Group Inc 11,988 305
BXP Inc 6,284 448

Schedule of Investments
MidCap Value Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Camden Property Trust 337,140 $ 37,339
Cousins Properties Inc 6,059 167
Crown Castle Inc 17,401 1,915
CubeSmart 8,953 426
Digital Realty Trust Inc 12,927 1,932
EastGroup Properties Inc 1,923 360
EPR Properties 93,305 4,199
Equity LifeStyle Properties Inc 346,570 23,802
Equity Residential 151,489 10,549
Essex Property Trust Inc 2,553 711
Extra Space Storage Inc 8,371 1,336
Federal Realty Investment Trust 3,297 368
First Industrial Realty Trust Inc 5,283 289
Gaming and Leisure Properties Inc 10,423 523
Healthcare Realty Trust Inc 15,212 269
Healthpeak Properties Inc 28,371 619
Highwoods Properties Inc 4,139 128
Host Hotels & Resorts Inc 176,778 3,095
Invitation Homes Inc 24,495 864
Iron Mountain Inc 4,998 513
Kilroy Realty Corp 4,675 173
Kimco Realty Corp 26,363 573
Lamar Advertising Co 323,302 38,751
Lineage Inc
(d)
188,900 16,601
Medical Properties Trust Inc 23,723 114
Mid-America Apartment Communities Inc 4,646 649
National Storage Affiliates Trust 2,865 122
NNN REIT Inc 1,063,752 47,752
Omega Healthcare Investors Inc 9,873 359
Park Hotels & Resorts Inc 594,314 8,951
Rayonier Inc 5,908 179
Realty Income Corp 34,503 1,982
Regency Centers Corp 7,355 495
Rexford Industrial Realty Inc 8,629 432
Rithm Capital Corp 19,315 224
SBA Communications Corp 4,292 942
Simon Property Group Inc 55,008 8,440
STAG Industrial Inc 7,240 295
Starwood Property Trust Inc 11,857 237
Sun Communities Inc 4,933 625
UDR Inc 13,055 523
Ventas Inc 16,142 879
VICI Properties Inc 543,555 16,992
Vornado Realty Trust 7,010 210
Weyerhaeuser Co 29,177 927
WP Carey Inc 8,672 501
$ 276,275
Retail - 7 .35%
Advance Auto Parts Inc 2,381 151
AutoNation Inc
(d)
1,029 196
Bath & Body Works Inc 9,004 331
Best Buy Co Inc 8,624 746
BJ's Wholesale Club Holdings Inc
(d)
493,775 43,433
CarMax Inc
(d)
5,850 494
Carvana Co
(d)
2,739 365
Casey's General Stores Inc 1,223 474
Darden Restaurants Inc 235,447 34,444
Dick's Sporting Goods Inc 33,460 7,240
Dillard's Inc 143 57
Dollar General Corp 8,790 1,058
Dollar Tree Inc
(d)
8,207 856
Domino's Pizza Inc 12,395 5,314
Dutch Bros Inc
(d)
2,213 85
Ferguson Enterprises Inc 7,555 1,682
Five Below Inc
(d)
518 38
Floor & Decor Holdings Inc
(d)
2,664 261
Freshpet Inc
(d)
1,266 154
GameStop Corp
(d)
10,767 244
Gap Inc/The 237,103 5,567
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Genuine Parts Co 5,565 $ 819
Kohl's Corp 4,416 96
Lithia Motors Inc 1,082 299
Macy's Inc 10,957 189
MSC Industrial Direct Co Inc 1,835 163
Nordstrom Inc 3,999 91
Ollie's Bargain Outlet Holdings Inc
(d)
78,246 7,640
O'Reilly Automotive Inc
(d)
5,807 6,541
Penske Automotive Group Inc 736 128
RH
(d)
477 138
Ross Stores Inc 350,134 50,150
Target Corp 256,500 38,580
Ulta Beauty Inc
(d)
253 92
Walgreens Boots Alliance Inc 28,652 340
Wendy's Co/The 3,499 59
Williams-Sonoma Inc 60,104 9,297
Yum! Brands Inc 154,743 20,554
$ 238,366
Savings & Loans - 0 .00%
TFS Financial Corp 2,524 34
Semiconductors - 2 .10%
Allegro MicroSystems Inc
(d)
3,003 72
Amkor Technology Inc 4,507 147
Astera Labs Inc
(d),(e)
981 43
Cirrus Logic Inc
(d)
65,983 8,609
GLOBALFOUNDRIES Inc
(d)
3,900 199
IPG Photonics Corp
(d)
1,136 91
Lattice Semiconductor Corp
(d)
855 45
MACOM Technology Solutions Holdings Inc
(d)
2,229 225
Microchip Technology Inc 21,224 1,884
MKS Instruments Inc 248,215 31,251
ON Semiconductor Corp
(d)
261,285 20,446
Onto Innovation Inc
(d)
1,453 278
Qorvo Inc
(d)
3,854 462
Skyworks Solutions Inc 36,227 4,116
Teradyne Inc 543 71
Wolfspeed Inc
(d)
4,977 94
$ 68,033
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,578 442
Software - 1 .27%
Akamai Technologies Inc
(d)
254,324 24,995
ANSYS Inc
(d)
3,489 1,094
Aspen Technology Inc
(d)
1,075 202
BILL Holdings Inc
(d)
3,077 154
Broadridge Financial Solutions Inc 407 87
CCC Intelligent Solutions Holdings Inc
(d)
16,905 173
Concentrix Corp 1,896 134
Dayforce Inc
(d)
5,300 314
DoubleVerify Holdings Inc
(d)
2,964 63
Doximity Inc
(d)
4,427 124
Dropbox Inc - A Shares
(d)
6,909 165
Electronic Arts Inc 10,704 1,616
Fair Isaac Corp
(d)
144 230
Fidelity National Information Services Inc 22,501 1,729
Guidewire Software Inc
(d)
1,783 268
HashiCorp Inc
(d)
986 33
Informatica Inc
(d)
2,548 61
Jack Henry & Associates Inc 2,899 497
Manhattan Associates Inc
(d)
9,033 2,307
MicroStrategy Inc
(d)
584 943
MSCI Inc 1,293 699
nCino Inc
(d)
1,477 48
Nutanix Inc
(d)
6,957 351
Paychex Inc 8,248 1,056
Paycom Software Inc 750 125
Paycor HCM Inc
(d)
3,074 38
Playtika Holding Corp 3,297 25
PTC Inc
(d)
1,861 331

Schedule of Investments
MidCap Value Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
SentinelOne Inc
(d)
7,692 $ 176
SS&C Technologies Holdings Inc 8,600 627
Take-Two Interactive Software Inc
(d)
6,714 1,011
Twilio Inc
(d)
5,589 330
Tyler Technologies Inc
(d)
253 144
UiPath Inc
(d)
2,575 31
Unity Software Inc
(d)
6,753 111
Zoom Video Communications Inc
(d)
9,975 603
ZoomInfo Technologies Inc
(d)
12,480 142
$ 41,037
Telecommunications - 1 .19%
Ciena Corp
(d)
5,759 304
Corning Inc 361,604 14,467
Frontier Communications Parent Inc
(d)
9,822 288
Iridium Communications Inc 4,352 125
Juniper Networks Inc 12,864 485
Motorola Solutions Inc 57,300 22,858
Ubiquiti Inc 106 20
$ 38,547
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 823 53
Mattel Inc
(d)
13,708 265
$ 318
Transportation - 2 .89%
CH Robinson Worldwide Inc 4,587 409
Expeditors International of Washington Inc 4,728 590
JB Hunt Transport Services Inc 190,120 32,919
Kirby Corp
(d)
2,319 285
Knight-Swift Transportation Holdings Inc 605,461 32,956
Landstar System Inc 136,820 26,030
Ryder System Inc 1,722 241
Saia Inc
(d)
439 183
Schneider National Inc 2,204 59
$ 93,672
Water - 0 .05%
American Water Works Co Inc 7,805 1,111
Essential Utilities Inc 10,076 410
$ 1,521
TOTAL COMMON STOCKS $ 3,165,453
Total Investments $ 3,230,199
Other Assets and Liabilities -  0.39% 12,772
TOTAL NET ASSETS - 100.00% $ 3,242,971
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $420 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $411 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 70,147 $ 1,186,498 $ 1,199,793 $ 56,852
$ 70,147 $ 1,186,498 $ 1,199,793 $ 56,852
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 3,019 $ — $ — $ —
$ 3,019 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2024 Long 67 $ 20,905 $ 627
Total $ 627
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .90 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .20%
iShares MSCI EAFE Value ETF 84,180 $ 4,646
Money Market Funds - 3 .70%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
6,332,005 6,332
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
81,545,770 81,546
$ 87,878
TOTAL INVESTMENT COMPANIES $ 92,524
COMMON STOCKS - 95 .75 % Shares Held Value (000's)
Advertising - 0 .04%
Dentsu Group Inc 1,700 $ 45
Publicis Groupe SA 5,406 564
WPP PLC 25,482 246
$ 855
Aerospace & Defense - 3 .94%
BAE Systems PLC 846,485 14,118
Dassault Aviation SA 163 33
Elbit Systems Ltd 221 40
Leonardo SpA 9,562 228
MTU Aero Engines AG 633 179
Rheinmetall AG 29,067 15,831
Rolls-Royce Holdings PLC
(d)
8,171,773 47,316
Thales SA 99,084 15,750
$ 93,495
Agriculture - 0 .91%
British American Tobacco PLC 567,115 20,122
Imperial Brands PLC 19,390 534
Japan Tobacco Inc
(e)
28,200 830
Wilmar International Ltd 31,400 75
$ 21,561
Airlines - 0 .13%
ANA Holdings Inc 3,800 73
Deutsche Lufthansa AG 14,363 90
Japan Airlines Co Ltd 3,700 60
Ryanair Holdings PLC ADR 25,794 2,613
Singapore Airlines Ltd 35,600 186
$ 3,022
Apparel - 1 .26%
Kering SA 97,500 29,946
Automobile Manufacturers - 0 .37%
Bayerische Motoren Werke AG 7,532 698
Daimler Truck Holding AG 12,635 488
Honda Motor Co Ltd 106,100 1,133
Isuzu Motors Ltd 13,800 187
Mazda Motor Corp 13,300 115
Mercedes-Benz Group AG 18,953 1,253
Nissan Motor Co Ltd 55,100 175
Renault SA 4,541 220
Stellantis NV 52,352 872
Subaru Corp 14,100 271
Suzuki Motor Corp 37,300 429
Toyota Motor Corp 87,750 1,686
Volkswagen AG 706 83
Volvo AB - A Shares 4,807 125
Volvo AB - B Shares 37,530 958
Volvo Car AB
(d)
17,631 50
$ 8,743
Automobile Parts & Equipment - 0 .77%
Aisin Corp 4,100 138
Bridgestone Corp 13,400 547
Cie Generale des Etablissements Michelin SCA 10,428 413
Continental AG 273,511 16,767
Koito Manufacturing Co Ltd 4,800 71
Sumitomo Electric Industries Ltd 16,800 254
$ 18,190
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 10 .03%
ABN AMRO Bank NV
(f)
10,225 $ 178
AIB Group PLC 40,212 231
ANZ Group Holdings Ltd 71,066 1,352
Banco Bilbao Vizcaya Argentaria SA 137,953 1,446
Banco BPM SpA 30,425 211
Banco Bradesco SA ADR 1,833,604 4,071
Banco de Sabadell SA 128,519 271
Banco Santander SA 373,969 1,804
Bank Hapoalim BM 30,016 275
Bank Leumi Le-Israel BM 35,979 310
Bank of Ireland Group PLC 24,585 278
Banque Cantonale Vaudoise 750 80
Barclays PLC 13,806,208 41,285
BNP Paribas SA 465,861 31,918
BOC Hong Kong Holdings Ltd 6,598,271 19,197
CaixaBank SA 88,631 517
Chiba Bank Ltd/The 12,300 115
Commerzbank AG 24,906 406
Concordia Financial Group Ltd 25,000 158
Credit Agricole SA 25,023 380
Danske Bank A/S 10,592 324
Deutsche Bank AG 44,776 697
DNB Bank ASA 20,045 414
Erste Group Bank AG 7,955 414
FinecoBank Banca Fineco SpA 14,434 245
Hang Seng Bank Ltd 18,200 223
HSBC Holdings PLC 446,643 4,062
ING Groep NV 913,193 16,575
Intesa Sanpaolo SpA 224,635 912
Israel Discount Bank Ltd 29,978 153
Japan Post Bank Co Ltd 34,200 356
KBC Group NV 5,913 457
Lloyds Banking Group PLC 1,496,528 1,143
Mediobanca Banca di Credito Finanziario SpA 12,049 196
Mitsubishi UFJ Financial Group Inc 262,400 3,031
Mizrahi Tefahot Bank Ltd 3,657 132
Mizuho Financial Group Inc 57,000 1,303
National Australia Bank Ltd 73,317 1,852
NatWest Group PLC 1,905,606 9,041
Nordea Bank Abp 74,551 872
Oversea-Chinese Banking Corp Ltd 80,000 890
Resona Holdings Inc 49,900 358
Shizuoka Financial Group Inc 10,400 104
Skandinaviska Enskilda Banken AB 37,495 577
Societe Generale SA 17,073 443
Standard Chartered PLC 2,357,820 23,291
Sumitomo Mitsui Financial Group Inc 29,600 2,137
Sumitomo Mitsui Trust Holdings Inc 15,514 392
Svenska Handelsbanken AB 34,462 348
Swedbank AB 20,058 426
UniCredit SpA 619,966 25,465
United Overseas Bank Ltd 1,454,060 35,259
Westpac Banking Corp 82,073 1,604
$ 238,179
Beverages - 2 .89%
Anheuser-Busch InBev SA/NV 328,823 19,524
Asahi Group Holdings Ltd
(e)
485,700 17,880
Carlsberg AS 790 95
Coca-Cola Europacific Partners PLC 4,877 360
Coca-Cola HBC AG
(d)
2,590 95
Diageo PLC 762,631 23,729
Heineken Holding NV 3,061 226
Heineken NV 64,820 5,752
JDE Peet's NV 3,059 67
Kirin Holdings Co Ltd 18,500 262
Pernod Ricard SA 4,829 646
Suntory Beverage & Food Ltd 3,100 111
$ 68,747

Schedule of Investments
Overseas Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 1 .78%
AGC Inc 4,500 $ 161
Cie de Saint-Gobain SA 249,006 21,361
Geberit AG 393 250
Heidelberg Materials AG 3,222 336
Holcim AG
(d)
12,312 1,150
ROCKWOOL A/S 220 97
Svenska Cellulosa AB SCA 14,318 195
TOTO Ltd 678,600 18,686
$ 42,236
Chemicals - 4 .62%
Air Liquide SA 70,502 12,864
Akzo Nobel NV 714,386 44,172
Arkema SA 171,103 15,441
Asahi Kasei Corp 30,000 216
BASF SE 472,561 22,001
Clariant AG
(d)
5,098 76
Croda International PLC 3,132 163
DSM-Firmenich AG 4,392 561
EMS-Chemie Holding AG 112 94
Evonik Industries AG 6,207 126
ICL Group Ltd 18,561 78
Mitsubishi Chemical Group Corp 31,900 188
Mitsui Chemicals Inc 3,900 113
Nissan Chemical Corp 2,800 90
Syensqo SA 1,791 158
Toray Industries Inc 33,000 171
Tosoh Corp 957,100 13,020
Umicore SA 4,957 68
$ 109,600
Commercial Services - 1 .85%
Adecco Group AG 3,874 132
Bureau Veritas SA 2,775 87
Dai Nippon Printing Co Ltd 4,800 158
Intertek Group PLC 1,332 86
Nexi SpA
(d),(f)
13,944 86
Persol Holdings Co Ltd 7,761,200 13,311
Randstad NV 363,519 17,705
RELX PLC 238,185 11,205
Secom Co Ltd 3,200 204
Securitas AB
(e)
11,808 127
SGS SA 2,298 251
TOPPAN Holdings Inc 5,300 150
Transurban Group 47,491 405
$ 43,907
Computers - 1 .04%
Check Point Software Technologies Ltd
(d)
32,826 6,022
Fujitsu Ltd 1,016,200 18,454
Otsuka Corp 2,700 60
SCSK Corp 1,400 27
Teleperformance SE 1,271 164
$ 24,727
Consumer Products - 1 .22%
Henkel AG & Co KGaA 2,453 190
Reckitt Benckiser Group PLC 534,728 28,765
$ 28,955
Cosmetics & Personal Care - 0 .13%
Haleon PLC 80,906 363
Kao Corp 5,400 236
Shiseido Co Ltd 6,000 188
Unilever PLC 38,472 2,364
$ 3,151
Distribution & Wholesale - 0 .22%
Bunzl PLC 5,189 217
ITOCHU Corp 28,000 1,436
Marubeni Corp 21,900 412
Mitsubishi Corp 79,100 1,634
Mitsui & Co Ltd 21,200 492
Rexel SA 5,465 139
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Sumitomo Corp 24,500 $ 609
Toyota Tsusho Corp 14,900 298
$ 5,237
Diversified Financial Services - 3 .39%
AerCap Holdings NV 4,849 456
Amundi SA
(f)
1,471 107
ASX Ltd 1,703 72
Azimut Holding SpA 490,690 12,295
Daiwa Securities Group Inc 32,200 266
Euronext NV
(f)
177,905 17,987
Hargreaves Lansdown PLC 8,405 119
Japan Exchange Group Inc 4,100 96
Julius Baer Group Ltd 579,940 31,739
Mitsubishi HC Capital Inc 19,100 137
Nomura Holdings Inc 71,100 438
ORIX Corp 27,200 658
SBI Holdings Inc 4,100 107
Schroders PLC 19,341 98
St James's Place PLC 1,809,294 15,938
$ 80,513
Electric - 4 .59%
Chubu Electric Power Co Inc 15,300 193
CLP Holdings Ltd 2,261,500 19,409
E.ON SE 53,051 744
EDP Renovaveis SA 7,371 115
EDP SA 74,126 306
Elia Group SA/NV 370 38
Endesa SA 7,629 148
Enel SpA 6,759,894 48,260
Engie SA 43,157 679
Fortum Oyj 1,074,435 16,522
Iberdrola SA 140,623 1,857
Kansai Electric Power Co Inc/The 16,700 286
Mercury NZ Ltd 17,379 71
National Grid PLC 351,714 4,463
Origin Energy Ltd 26,453 182
Orsted AS
(d),(f)
4,469 266
Power Assets Holdings Ltd 33,000 210
Redeia Corp SA 9,835 175
RWE AG 377,017 14,070
SSE PLC 25,834 625
Terna - Rete Elettrica Nazionale 33,241 277
Tokyo Electric Power Co Holdings Inc
(d)
36,400 182
$ 109,078
Electrical Components & Equipment - 0 .01%
Brother Industries Ltd 5,500 113
Legrand SA 2,180 235
$ 348
Electronics - 1 .42%
Kyocera Corp 30,800 388
MINEBEA MITSUMI Inc 818,600 19,691
Murata Manufacturing Co Ltd 613,400 13,647
$ 33,726
Engineering & Construction - 0 .48%
Acciona SA 615 80
ACS Actividades de Construccion y Servicios SA 5,021 224
Aena SME SA
(f)
44,480 8,451
Aeroports de Paris SA 532 70
Auckland International Airport Ltd 32,182 143
Bouygues SA 4,476 155
Eiffage SA 1,736 173
Ferrovial SE 46 2
Kajima Corp 9,900 191
Obayashi Corp 15,400 202
Skanska AB 8,172 160
Taisei Corp 3,800 161
Vinci SA 11,838 1,351
$ 11,363

Schedule of Investments
Overseas Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .34%
CTS Eventim AG & Co KGaA 517 $ 45
Entain PLC 1,037,977 7,628
La Francaise des Jeux SAEM
(f)
2,520 98
Oriental Land Co Ltd/Japan 9,000 258
Toho Co Ltd/Tokyo 1,800 64
$ 8,093
Food - 3 .30%
Barry Callebaut AG 7,232 11,636
Carrefour SA 634,864 9,471
CK Hutchison Holdings Ltd 3,465,500 18,104
Coles Group Ltd 11,072 131
Danone SA 259,385 16,851
J Sainsbury PLC 39,783 141
Kerry Group PLC 1,288 120
Kesko Oyj 6,560 119
Koninklijke Ahold Delhaize NV 22,304 718
MEIJI Holdings Co Ltd 5,300 134
Mowi ASA 10,995 186
Nestle SA 22,116 2,240
Orkla ASA 16,833 142
Salmar ASA 1,015 58
Seven & i Holdings Co Ltd 1,433,000 17,160
Tesco PLC 166,314 709
WH Group Ltd
(f)
128,500 84
Woolworths Group Ltd 14,428 326
Yakult Honsha Co Ltd 6,200 127
$ 78,457
Food Service - 0 .45%
Compass Group PLC 196,795 6,060
Sodexo SA 48,343 4,579
$ 10,639
Forest Products & Paper - 0 .58%
Holmen AB 1,900 75
Mondi PLC 681,540 13,325
UPM-Kymmene Oyj 8,196 271
$ 13,671
Gas - 1 .25%
Centrica PLC 7,677,722 13,090
Osaka Gas Co Ltd 8,700 197
Snam SpA 3,450,517 16,489
$ 29,776
Hand & Machine Tools - 1 .13%
Makita Corp 804,800 26,528
Schindler Holding AG - PC 478 128
Schindler Holding AG - REG 292 77
$ 26,733
Healthcare - Products - 3 .97%
Elekta AB 1,956,974 12,286
FUJIFILM Holdings Corp 26,400 628
Getinge AB 864,739 16,886
Koninklijke Philips NV
(d)
837,598 23,528
Olympus Corp 1,173,200 20,254
Smith & Nephew PLC 1,443,783 20,809
$ 94,391
Healthcare - Services - 0 .02%
Fresenius Medical Care AG 4,852 187
Fresenius SE & Co KGaA
(d)
9,978 358
$ 545
Holding Companies - Diversified - 0 .01%
Jardine Matheson Holdings Ltd 3,618 127
Swire Pacific Ltd 10,500 91
Wharf Holdings Ltd/The 10,000 27
$ 245
Home Builders - 1 .03%
Barratt Developments PLC 23,402 158
Berkeley Group Holdings PLC 55,202 3,604
Daiwa House Industry Co Ltd 13,200 374
Persimmon PLC 978,278 19,949
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Sekisui Chemical Co Ltd 8,900 $ 134
Taylor Wimpey PLC 85,684 176
$ 24,395
Home Furnishings - 0 .56%
Electrolux AB
(d)
1,446,558 12,885
Panasonic Holdings Corp 54,800 449
SEB SA 625 62
$ 13,396
Insurance - 5 .00%
Admiral Group PLC 3,124 111
Aegon Ltd 32,154 208
Ageas SA/NV 3,774 180
AIA Group Ltd 1,904,200 12,737
Allianz SE 36,710 10,340
ASR Nederland NV 3,743 188
Aviva PLC 63,975 412
AXA SA 428,722 15,053
Baloise Holding AG 1,105 198
Dai-ichi Life Holdings Inc 10,600 323
Generali 24,096 624
Gjensidige Forsikring ASA 4,726 80
Helvetia Holding AG 889 133
Insurance Australia Group Ltd 56,412 273
Japan Post Holdings Co Ltd 49,200 521
Japan Post Insurance Co Ltd 4,500 93
Legal & General Group PLC 8,925,621 26,621
M&G PLC 5,274,745 14,403
Medibank Pvt Ltd 65,040 169
MS&AD Insurance Group Holdings Inc 30,400 717
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
3,221 1,586
NN Group NV 6,395 321
Phoenix Group Holdings PLC 16,559 117
Prudential PLC 3,101,094 27,985
QBE Insurance Group Ltd 12,421 147
Sampo Oyj 10,665 467
Sompo Holdings Inc 21,000 479
Suncorp Group Ltd 30,059 350
Swiss Life Holding AG 698 534
Swiss Re AG 7,123 878
T&D Holdings Inc 11,400 214
Talanx AG 1,045 79
Tryg A/S 8,462 185
Zurich Insurance Group AG 3,456 1,900
$ 118,626
Internet - 0 .67%
LY Corp 62,900 157
Prosus NV
(d)
16,742 584
Rakuten Group Inc 13,200 77
Tencent Holdings Ltd 325,800 15,035
$ 15,853
Investment Companies - 0 .04%
Eurazeo SE 1,083 85
EXOR NV 2,346 240
Groupe Bruxelles Lambert NV 2,128 159
Industrivarden AB - A Shares 1,898 65
Industrivarden AB - C Shares 2,533 86
L E Lundbergforetagen AB 1,822 92
Sofina SA 363 86
Washington H Soul Pattinson & Co Ltd 5,541 129
$ 942
Iron & Steel - 0 .54%
ArcelorMittal SA 503,497 11,465
BlueScope Steel Ltd 6,806 99
Fortescue Ltd 40,013 498
JFE Holdings Inc 13,600 199
Nippon Steel Corp 20,200 439
voestalpine AG 2,537 65
$ 12,765

Schedule of Investments
Overseas Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .47%
Amadeus IT Group SA 168,541 $ 11,100
Yamaha Motor Co Ltd 13,800 129
$ 11,229
Lodging - 0 .01%
Whitbread PLC 4,356 163
Machinery - Construction & Mining - 0 .83%
Hitachi Construction Machinery Co Ltd 2,700 67
Komatsu Ltd 631,547 17,953
Mitsubishi Electric Corp 45,600 760
Mitsubishi Heavy Industries Ltd 37,900 454
Sandvik AB 8,816 181
Siemens Energy AG
(d)
7,081 206
$ 19,621
Machinery - Diversified - 3 .08%
FANUC Corp 915,400 27,138
GEA Group AG 387,057 17,091
Kone Oyj 8,028 410
Nabtesco Corp 874,158 17,306
Omron Corp 4,100 152
Valmet Oyj 387,736 10,981
$ 73,078
Media - 0 .03%
Bollore SE 17,267 108
Informa PLC 32,152 359
Pearson PLC 14,429 196
Vivendi SE 11,069 118
$ 781
Metal Fabrication & Hardware - 1 .20%
NSK Ltd 2,924,100 15,331
SKF AB 699,728 13,008
Tenaris SA 7,251 115
$ 28,454
Mining - 1 .49%
Anglo American PLC 30,022 910
Antofagasta PLC 4,658 121
BHP Group Ltd 120,005 3,333
Boliden AB 525,594 16,074
Glencore PLC 245,061 1,360
Norsk Hydro ASA 31,344 174
Rio Tinto Ltd 8,768 674
Rio Tinto PLC 26,630 1,732
Sibanye Stillwater Ltd
(e)
9,553,928 10,910
South32 Ltd 53,477 107
Sumitomo Metal Mining Co Ltd 2,800 85
$ 35,480
Miscellaneous Manufacturers - 1 .78%
Alstom SA
(d),(e)
2,036,074 39,892
Knorr-Bremse AG 911 73
Siemens AG 11,668 2,137
Smiths Group PLC 8,198 188
$ 42,290
Office & Business Equipment - 0 .04%
Canon Inc
(e)
23,600 739
Ricoh Co Ltd 12,800 119
Seiko Epson Corp 6,700 116
$ 974
Oil & Gas - 5 .82%
Aker BP ASA 851,975 20,630
Ampol Ltd 5,722 125
BP PLC 5,936,225 35,089
DCC PLC
(d)
2,390 165
ENEOS Holdings Inc 68,110 357
Eni SpA 50,447 807
Equinor ASA 628,490 16,643
Idemitsu Kosan Co Ltd 21,500 142
Inpex Corp 22,200 343
Neste Oyj 9,996 202
OMV AG 3,566 149
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Repsol SA 28,763 $ 410
Santos Ltd 76,735 400
Shell PLC 977,852 35,754
Shell PLC 151,542 5,526
Suncor Energy Inc 431,732 17,242
TotalEnergies SE 50,828 3,429
Woodside Energy Group Ltd 44,864 814
$ 138,227
Oil & Gas Services - 0 .54%
Saipem SpA
(d)
5,447,669 12,942
Packaging & Containers - 0 .52%
SIG Group AG
(d)
2,687 56
Stora Enso Oyj 976,852 12,212
$ 12,268
Pharmaceuticals - 6 .66%
Astellas Pharma Inc 42,700 495
AstraZeneca PLC 152,806 24,276
Bayer AG 23,210 691
Eisai Co Ltd 5,800 221
GSK PLC 1,155,360 22,436
Hikma Pharmaceuticals PLC 3,981 97
Ipsen SA 609 68
Novartis AG 46,633 5,206
Ono Pharmaceutical Co Ltd 8,600 127
Orion Oyj 2,546 117
Roche Holding AG 133,530 43,231
Sandoz Group AG 9,672 420
Sanofi SA 433,660 44,707
Shionogi & Co Ltd 5,900 260
Takeda Pharmaceutical Co Ltd 544,100 15,275
Teva Pharmaceutical Industries Ltd ADR
(d)
26,471 461
$ 158,088
Pipelines - 0 .99%
Enbridge Inc
(e)
631,303 23,626
Private Equity - 0 .04%
3i Group PLC 22,994 925
CapitaLand Investment Ltd/Singapore 60,100 122
$ 1,047
Real Estate - 0 .16%
Azrieli Group Ltd 1,004 62
CK Asset Holdings Ltd 45,500 174
Daito Trust Construction Co Ltd 1,400 168
Fastighets AB Balder
(d)
15,652 115
Henderson Land Development Co Ltd 36,438 102
Hongkong Land Holdings Ltd 25,801 83
Hulic Co Ltd
(e)
9,500 93
LEG Immobilien SE 1,776 155
Mitsubishi Estate Co Ltd 17,200 293
Mitsui Fudosan Co Ltd 63,000 653
Nomura Real Estate Holdings Inc 2,600 73
Sekisui House Ltd
(e)
14,000 351
Sino Land Co Ltd 94,000 97
Sumitomo Realty & Development Co Ltd 6,700 222
Sun Hung Kai Properties Ltd 34,383 298
Swire Properties Ltd 29,400 46
Swiss Prime Site AG 1,855 186
Vonovia SE 17,321 531
Wharf Real Estate Investment Co Ltd 40,000 98
$ 3,800
REITs - 1 .25%
CapitaLand Ascendas REIT 86,300 176
CapitaLand Integrated Commercial Trust 125,599 196
Covivio SA/France 1,195 62
Dexus 25,815 119
Gecina SA 1,100 109
GPT Group/The 45,977 140
Japan Real Estate Investment Corp 30 104
Klepierre SA 5,165 148

Schedule of Investments
Overseas Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Land Securities Group PLC 16,994 $ 139
Link REIT 4,424,222 18,665
Mirvac Group 94,736 133
Nippon Building Fund Inc 36 139
Nippon Prologis REIT Inc 57 94
Nomura Real Estate Master Fund Inc 94 92
Scentre Group 122,727 280
Segro PLC 714,885 8,415
Stockland 57,846 175
Unibail-Rodamco-Westfield 2,791 209
Vicinity Ltd 92,885 129
Warehouses De Pauw CVA 4,214 114
$ 29,638
Retail - 1 .61%
Associated British Foods PLC 508,667 16,239
Kingfisher PLC 2,602,464 9,252
Li Ning Co Ltd 1,148,000 2,138
MatsukiyoCocokara & Co 4,200 69
Swatch Group AG/The - BR 699 144
Swatch Group AG/The - REG 1,321 54
Tokyo Gas Co Ltd 3,000 66
Welcia Holdings Co Ltd 761,300 10,196
$ 38,158
Semiconductors - 5 .10%
Infineon Technologies AG 643,849 22,366
Renesas Electronics Corp 1,597,900 27,522
Rohm Co Ltd 7,600 104
Samsung Electronics Co Ltd 844,337 52,064
SK Hynix Inc 132,302 18,975
SUMCO Corp 8,100 133
$ 121,164
Software - 0 .99%
SAP SE 110,787 23,423
Temenos AG 529 37
TIS Inc 2,500 53
$ 23,513
Telecommunications - 1 .38%
BT Group PLC 152,818 277
Deutsche Telekom AG 927,591 24,263
Elisa Oyj 3,357 156
Hikari Tsushin Inc 100 19
HKT Trust & HKT Ltd 89,000 108
KDDI Corp 35,300 1,062
Koninklijke KPN NV 93,252 367
Nippon Telegraph & Telephone Corp 703,200 749
Nokia OYJ 125,994 495
Orange SA 43,996 488
Singapore Telecommunications Ltd 194,200 449
SoftBank Corp 67,500 881
SoftBank Group Corp 12,200 746
Spark New Zealand Ltd 42,830 110
Swisscom AG 611 374
Tele2 AB 12,997 134
Telecom Italia SpA/Milano
(d)
235,828 58
Telefonaktiebolaget LM Ericsson 65,547 451
Telefonica SA 108,695 492
Telenor ASA 14,877 177
Telia Co AB
(e)
56,636 165
Telstra Group Ltd 95,526 247
Vodafone Group PLC 543,871 509
$ 32,777
Toys, Games & Hobbies - 0 .03%
Bandai Namco Holdings Inc 6,900 146
Nintendo Co Ltd 8,500 470
$ 616
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .72%
AP Moller - Maersk A/S - A 70 $ 114
AP Moller - Maersk A/S - B 106 175
Aurizon Holdings Ltd 29,831 73
Canadian Pacific Kansas City Ltd 243,537 20,423
Central Japan Railway Co 18,300 431
Deutsche Post AG 388,853 17,345
East Japan Railway Co 21,400 408
Getlink SE 4,646 83
Hankyu Hanshin Holdings Inc 5,300 151
Kawasaki Kisen Kaisha Ltd 9,100 140
Keisei Electric Railway Co Ltd 2,100 63
Kuehne + Nagel International AG 1,140 353
Mitsui OSK Lines Ltd 8,100 257
Nippon Express Holdings Inc 1,700 84
Nippon Yusen KK 10,800 348
Poste Italiane SpA
(f)
11,082 150
Tokyu Corp 11,600 141
West Japan Railway Co 10,300 203
$ 40,942
Water - 0 .03%
Severn Trent PLC 3,231 107
United Utilities Group PLC 16,109 214
Veolia Environnement SA 16,281 511
$ 832
TOTAL COMMON STOCKS $ 2,273,814
PREFERRED STOCKS - 1 .99 % Shares Held Value (000's)
Automobile Manufacturers - 0 .80%
Bayerische Motoren Werke AG 6.02% 1,411 $ 121
Dr Ing hc F Porsche AG 2.31%
(f)
241,344 18,173
Porsche Automobil Holding SE 2.56% 3,617 162
Volkswagen AG 9.06% 4,869 544
$ 19,000
Consumer Products - 1 .19%
Henkel AG & Co KGaA 1.85% 331,210 28,332
TOTAL PREFERRED STOCKS $ 47,332
Total Investments $ 2,413,670
Other Assets and Liabilities -  (1.64)% (38,922)
TOTAL NET ASSETS - 100.00% $ 2,374,748
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $42,892 or
1.81% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $44,945 or 1.89% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $45,580 or 1.92% of net assets.

Schedule of Investments
Overseas Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 59,132 $ 1,024,764 $ 1,002,350 $ 81,546
$ 59,132 $ 1,024,764 $ 1,002,350 $ 81,546
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,782 $ — $ — $ —
$ 1,782 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2024 Long 65 $ 7,767 $ 180
Total $ 180
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .05 % Shares Held Value (000's)
Money Market Funds - 1 .05%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
48,266,269 $ 48,266
TOTAL INVESTMENT COMPANIES $ 48,266
COMMON STOCKS - 99 .09 % Shares Held Value (000's)
Aerospace & Defense - 0 .82%
RTX Corp 323,051 $ 37,955
Apparel - 0 .55%
Deckers Outdoor Corp
(c)
27,589 25,455
Automobile Manufacturers - 1 .80%
Cummins Inc 106,303 31,019
PACCAR Inc 319,297 31,502
Tesla Inc
(c)
88,308 20,494
$ 83,015
Banks - 5 .59%
East West Bancorp Inc 322,856 28,376
JPMorgan Chase & Co 572,567 121,842
Morgan Stanley 446,270 46,060
PNC Financial Services Group Inc/The 280,476 50,794
Wintrust Financial Corp 103,201 11,166
$ 258,238
Beverages - 0 .65%
Keurig Dr Pepper Inc 422,699 14,490
Monster Beverage Corp
(c)
298,709 15,369
$ 29,859
Biotechnology - 2 .18%
Corteva Inc 502,246 28,176
Regeneron Pharmaceuticals Inc
(c)
35,270 38,063
Vertex Pharmaceuticals Inc
(c)
69,532 34,468
$ 100,707
Building Materials - 2 .16%
CRH PLC 641,620 54,987
Trane Technologies PLC 134,008 44,796
$ 99,783
Chemicals - 0 .71%
Linde PLC 72,583 32,916
Computers - 6 .79%
Amdocs Ltd 201,529 17,628
Apple Inc 1,251,130 277,851
Dell Technologies Inc 156,346 17,773
$ 313,252
Consumer Products - 1 .21%
Avery Dennison Corp 158,503 34,368
Church & Dwight Co Inc 217,650 21,332
$ 55,700
Distribution & Wholesale - 0 .25%
Pool Corp 30,607 11,448
Diversified Financial Services - 4 .83%
Ameriprise Financial Inc 130,223 56,005
BlackRock Inc 33,714 29,550
Nasdaq Inc 569,332 38,533
Visa Inc 371,895 98,801
$ 222,889
Electric - 1 .84%
Constellation Energy Corp 209,031 39,674
NextEra Energy Inc 476,335 36,387
Vistra Corp 114,946 9,106
$ 85,167
Electronics - 0 .76%
NEXTracker Inc
(c)
339,113 16,664
nVent Electric PLC 256,521 18,631
$ 35,295
Energy - Alternate Sources - 0 .15%
Enphase Energy Inc
(c)
61,081 7,031
Environmental Control - 1 .49%
Republic Services Inc 353,496 68,691
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1 .11%
Hershey Co/The 144,825 $ 28,600
Simply Good Foods Co/The
(c)
665,808 22,584
$ 51,184
Healthcare - Products - 2 .50%
Abbott Laboratories 312,397 33,095
GE HealthCare Technologies Inc 350,482 29,661
Thermo Fisher Scientific Inc 85,870 52,668
$ 115,424
Healthcare - Services - 3 .26%
HCA Healthcare Inc 153,343 55,671
UnitedHealth Group Inc 164,624 94,850
$ 150,521
Insurance - 2 .22%
Berkshire Hathaway Inc - Class B
(c)
90,064 39,493
Marsh & McLennan Cos Inc 173,142 38,536
Progressive Corp/The 113,177 24,234
$ 102,263
Internet - 9 .69%
Airbnb Inc
(c)
78,810 10,999
Alphabet Inc - A Shares 954,796 163,786
Amazon.com Inc
(c)
801,543 149,872
Meta Platforms Inc 234,505 111,350
Netflix Inc
(c)
18,138 11,397
$ 447,404
Machinery - Construction & Mining - 1 .53%
Caterpillar Inc 118,489 41,021
GE Vernova Inc
(c)
165,898 29,570
$ 70,591
Machinery - Diversified - 0 .50%
Deere & Co 62,310 23,178
Media - 0 .51%
Comcast Corp - Class A 566,842 23,394
Miscellaneous Manufacturers - 1 .12%
Parker-Hannifin Corp 92,225 51,753
Oil & Gas - 4 .05%
Chevron Corp 208,464 33,452
EOG Resources Inc 268,763 34,079
Exxon Mobil Corp 599,973 71,151
Marathon Petroleum Corp 272,383 48,217
$ 186,899
Pharmaceuticals - 4 .80%
Eli Lilly & Co 54,938 44,185
McKesson Corp 103,336 63,760
Merck & Co Inc 581,916 65,832
Novartis AG ADR 429,946 47,931
$ 221,708
Private Equity - 1 .12%
KKR & Co Inc 417,964 51,598
REITs - 2 .87%
Equinix Inc 40,170 31,744
Extra Space Storage Inc 353,467 56,421
Prologis Inc 352,387 44,418
$ 132,583
Retail - 7 .49%
Casey's General Stores Inc 118,595 45,996
Costco Wholesale Corp 101,380 83,335
Domino's Pizza Inc 31,642 13,565
Home Depot Inc/The 81,242 29,910
O'Reilly Automotive Inc
(c)
53,666 60,446
TJX Cos Inc/The 440,117 49,742
Tractor Supply Co 90,681 23,878
Ulta Beauty Inc
(c)
57,980 21,156
Williams-Sonoma Inc 116,072 17,954
$ 345,982

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 10 .23%
Advanced Micro Devices Inc
(c)
94,641 $ 13,674
Broadcom Inc 627,818 100,878
Lam Research Corp 71,976 66,307
Microchip Technology Inc 401,562 35,651
NVIDIA Corp 1,706,841 199,735
Taiwan Semiconductor Manufacturing Co Ltd ADR 203,089 33,672
Teradyne Inc 169,240 22,197
$ 472,114
Software - 10 .84%
Adobe Inc
(c)
86,431 47,680
Fair Isaac Corp
(c)
17,486 27,978
Fiserv Inc
(c)
159,500 26,089
Microsoft Corp 633,016 264,822
Oracle Corp 423,540 59,063
Roper Technologies Inc 50,910 27,733
Salesforce Inc 180,894 46,815
$ 500,180
Telecommunications - 1 .39%
T-Mobile US Inc 351,940 64,152
Transportation - 1 .42%
Old Dominion Freight Line Inc 150,503 31,633
Union Pacific Corp 136,961 33,792
$ 65,425
Water - 0 .66%
American Water Works Co Inc 213,354 30,373
TOTAL COMMON STOCKS $ 4,574,127
Total Investments $ 4,622,393
Other Assets and Liabilities -  (0.14)% (6,340)
TOTAL NET ASSETS - 100.00% $ 4,616,053
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 89,715 $ 682,675 $ 724,124 $ 48,266
$ 89,715 $ 682,675 $ 724,124 $ 48,266
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,949 $ — $ — $ —
$ 1,949 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54 .97%
Blue Chip Fund
(a)
227,372 $ 10,232
Core Fixed Income Fund
(a)
9,499,734 81,698
Diversified International Fund
(a)
956,034 13,776
Diversified Real Asset Fund
(a)
486,164 5,533
International Small Company Fund
(a)
184,996 1,992
LargeCap Growth Fund I
(a)
501,945 10,049
MidCap Fund
(a)
37,365 1,645
MidCap Value Fund I
(a)
99,366 1,811
Origin Emerging Markets Fund
(a)
290,209 3,079
SmallCap Growth Fund I
(a),(b)
109,798 1,712
SmallCap Value Fund II
(a)
143,849 1,912
$ 133,439
Principal Funds, Inc. Institutional Class - 45 .04%
Equity Income Fund
(a)
226,341 9,443
High Income Fund
(a)
2,108,973 17,462
Inflation Protection Fund
(a)
1,797,942 14,132
LargeCap S&P 500 Index Fund
(a)
384,650 10,451
LargeCap Value Fund III
(a)
473,313 9,480
MidCap Growth Fund III
(a),(b)
102,905 1,193
Overseas Fund
(a)
504,811 5,674
Short-Term Income Fund
(a)
3,468,995 41,489
$ 109,324
TOTAL INVESTMENT COMPANIES $ 242,763
Total Investments $ 242,763
Other Assets and Liabilities -  (0.01)% (32)
TOTAL NET ASSETS - 100.00% $ 242,731
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 9,558 $ 1,090 $ 3,368 $ 10,232
Core Fixed Income Fund 82,914 10,550 18,113 81,698
Diversified International Fund 12,820 2,123 3,910 13,776
Diversified Real Asset Fund 5,768 432 1,291 5,533
Equity Income Fund 8,204 1,521 2,288 9,443
High Income Fund 16,628 3,060 3,365 17,462
Inflation Protection Fund 15,439 1,811 3,738 14,132
International Small Company Fund 1,900 339 633 1,992
LargeCap Growth Fund I 9,391 1,685 3,316 10,049
LargeCap S&P 500 Index Fund 9,216 1,508 2,638 10,451
LargeCap Value Fund III 8,284 1,853 2,293 9,480
MidCap Fund 1,564 115 506 1,645
MidCap Growth Fund III 3,856 454 3,629 1,193
MidCap Value Fund I 5,499 501 5,160 1,811
Origin Emerging Markets Fund 3,345 216 1,109 3,079
Overseas Fund 7,297 717 3,047 5,674
Short-Term Income Fund 42,408 6,339 8,635 41,489
SmallCap Growth Fund I 1,552 344 660 1,712
SmallCap Value Fund II 1,697 422 663 1,912
$ 247,340 $ 35,080 $ 68,362 $ 242,763
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3 $ 1,746 $ — $ 1,206
Core Fixed Income Fund 2,185 (1,281) — 7,628
Diversified International Fund 358 591 — 2,152
Diversified Real Asset Fund 119 (32) — 656
Equity Income Fund 135 636 63 1,370
High Income Fund 891 (131) — 1,270
Inflation Protection Fund 542 4 — 616
International Small Company Fund 41 19 — 367
LargeCap Growth Fund I 9 1,595 585 694
LargeCap S&P 500 Index Fund 139 823 266 1,542
LargeCap Value Fund III 160 284 123 1,352
MidCap Fund 2 228 43 244
MidCap Growth Fund III — 444 293 68
MidCap Value Fund I 83 1,363 189 (392)
Origin Emerging Markets Fund 82 38 — 589
Overseas Fund 338 431 143 276
Short-Term Income Fund 1,107 (71) — 1,448
SmallCap Growth Fund I — 173 — 303
SmallCap Value Fund II 52 73 8 383
$ 6,246 $ 6,933 $ 1,713 $ 21,772
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .03%
Blue Chip Fund
(a)
2,707,430 $ 121,834
Core Fixed Income Fund
(a)
88,369,967 759,982
Diversified International Fund
(a)
11,393,538 164,181
Diversified Real Asset Fund
(a)
4,762,991 54,203
International Small Company Fund
(a)
2,207,095 23,771
LargeCap Growth Fund I
(a)
5,977,263 119,665
MidCap Fund
(a)
391,966 17,258
MidCap Value Fund I
(a)
1,250,147 22,790
Origin Emerging Markets Fund
(a)
3,462,411 36,736
SmallCap Growth Fund I
(a),(b)
1,342,419 20,928
SmallCap Value Fund II
(a)
1,673,330 22,239
$ 1,363,587
Principal Funds, Inc. Institutional Class - 42 .98%
Equity Income Fund
(a)
2,695,836 112,470
High Income Fund
(a)
18,484,964 153,056
Inflation Protection Fund
(a)
15,774,741 123,989
LargeCap S&P 500 Index Fund
(a)
4,606,432 125,157
LargeCap Value Fund III
(a)
5,637,044 112,910
MidCap Growth Fund III
(a),(b)
1,321,505 15,316
Overseas Fund
(a)
6,020,288 67,668
Short-Term Income Fund
(a)
26,507,862 317,034
$ 1,027,600
TOTAL INVESTMENT COMPANIES $ 2,391,187
Total Investments $ 2,391,187
Other Assets and Liabilities -  (0.01)% (222)
TOTAL NET ASSETS - 100.00% $ 2,390,965
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 109,706 $ 9,768 $ 32,195 $ 121,834
Core Fixed Income Fund 742,812 70,469 110,903 759,982
Diversified International Fund 150,063 14,688 33,063 164,181
Diversified Real Asset Fund 51,633 4,991 8,322 54,203
Equity Income Fund 93,924 14,665 19,659 112,470
High Income Fund 139,892 22,796 19,367 153,056
Inflation Protection Fund 129,712 11,403 22,439 123,989
International Small Company Fund 21,951 2,353 5,084 23,771
LargeCap Growth Fund I 107,827 16,735 31,715 119,665
LargeCap S&P 500 Index Fund 104,020 14,708 21,073 125,157
LargeCap Value Fund III 94,775 18,599 19,705 112,910
MidCap Fund 16,107 519 4,316 17,258
MidCap Growth Fund III 45,751 3,671 40,286 15,316
MidCap Value Fund I 63,070 3,344 55,070 22,790
Origin Emerging Markets Fund 37,627 1,240 9,422 36,736
Overseas Fund 81,866 5,640 28,126 67,668
Short-Term Income Fund 304,581 44,976 42,734 317,034
SmallCap Growth Fund I 18,727 1,560 5,272 20,928
SmallCap Value Fund II 19,168 2,257 4,457 22,239
$ 2,333,212 $ 264,382 $ 513,208 $ 2,391,187
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 39 $ 18,480 $ — $ 16,075
Core Fixed Income Fund 20,221 (7,269) — 64,873
Diversified International Fund 4,300 73 — 32,420
Diversified Real Asset Fund 1,143 205 — 5,696
Equity Income Fund 1,591 6,056 738 17,484
High Income Fund 7,767 (270) — 10,005
Inflation Protection Fund 4,678 (1,344) — 6,657
International Small Company Fund 482 26 — 4,525
LargeCap Growth Fund I 108 13,476 6,851 13,342
LargeCap S&P 500 Index Fund 1,598 6,278 3,067 21,224
LargeCap Value Fund III 1,874 2,371 1,435 16,870
MidCap Fund 21 2,437 451 2,511
MidCap Growth Fund III — 5,190 3,560 990
MidCap Value Fund I 972 15,120 2,218 (3,674)
Origin Emerging Markets Fund 939 546 — 6,745
Overseas Fund 3,860 3,472 1,628 4,816
Short-Term Income Fund 8,278 (13) — 10,224
SmallCap Growth Fund I — 1,070 — 4,843
SmallCap Value Fund II 604 505 89 4,766
$ 58,475 $ 66,409 $ 20,037 $ 240,392
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .75%
Blue Chip Fund
(a)
2,119,159 $ 95,362
Core Fixed Income Fund
(a)
56,636,055 487,070
Diversified International Fund
(a)
8,900,661 128,258
Diversified Real Asset Fund
(a)
3,174,065 36,121
International Small Company Fund
(a)
1,724,074 18,568
LargeCap Growth Fund I
(a)
4,680,863 93,711
MidCap Fund
(a)
345,691 15,221
MidCap Value Fund I
(a)
929,386 16,943
Origin Emerging Markets Fund
(a)
2,706,229 28,713
SmallCap Growth Fund I
(a),(b)
1,033,924 16,119
SmallCap Value Fund II
(a)
1,327,542 17,643
$ 953,729
Principal Funds, Inc. Institutional Class - 40 .26%
Equity Income Fund
(a)
2,114,802 88,229
High Income Fund
(a)
10,814,817 89,547
Inflation Protection Fund
(a)
9,241,182 72,636
LargeCap S&P 500 Index Fund
(a)
3,553,908 96,560
LargeCap Value Fund III
(a)
4,420,784 88,548
MidCap Growth Fund III
(a),(b)
957,710 11,100
Overseas Fund
(a)
4,703,837 52,871
Short-Term Income Fund
(a)
11,961,392 143,058
$ 642,549
TOTAL INVESTMENT COMPANIES $ 1,596,278
Total Investments $ 1,596,278
Other Assets and Liabilities -  (0.01)% (100)
TOTAL NET ASSETS - 100.00% $ 1,596,178
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 82,517 $ 9,839 $ 23,161 $ 95,362
Core Fixed Income Fund 443,173 66,800 58,032 487,070
Diversified International Fund 109,096 16,788 21,858 128,258
Diversified Real Asset Fund 37,357 1,667 6,931 36,121
Equity Income Fund 71,110 13,860 14,709 88,229
High Income Fund 77,020 16,442 9,341 89,547
Inflation Protection Fund 71,689 9,232 11,333 72,636
International Small Company Fund 16,782 1,803 3,493 18,568
LargeCap Growth Fund I 81,448 15,148 23,262 93,711
LargeCap S&P 500 Index Fund 79,895 13,551 17,927 96,560
LargeCap Value Fund III 71,825 16,792 14,750 88,548
MidCap Fund 13,111 727 2,746 15,221
MidCap Growth Fund III 32,997 3,362 29,694 11,100
MidCap Value Fund I 45,961 3,440 40,908 16,943
Origin Emerging Markets Fund 27,864 1,817 6,428 28,713
Overseas Fund 59,510 5,167 18,046 52,871
Short-Term Income Fund 126,034 28,195 15,530 143,058
SmallCap Growth Fund I 13,301 2,318 3,777 16,119
SmallCap Value Fund II 14,434 2,951 3,790 17,643
$ 1,475,124 $ 229,899 $ 325,716 $ 1,596,278
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 29 $ 12,416 $ — $ 13,751
Core Fixed Income Fund 12,460 (525) — 35,654
Diversified International Fund 3,152 80 — 24,152
Diversified Real Asset Fund 777 (214) — 4,242
Equity Income Fund 1,218 (80) 565 18,048
High Income Fund 4,396 73 — 5,353
Inflation Protection Fund 2,609 37 — 3,011
International Small Company Fund 372 4 — 3,472
LargeCap Growth Fund I 82 (1,395) 5,212 21,772
LargeCap S&P 500 Index Fund 1,236 681 2,372 20,360
LargeCap Value Fund III 1,433 106 1,097 14,575
MidCap Fund 17 975 372 3,154
MidCap Growth Fund III — 3,690 2,589 745
MidCap Value Fund I 715 8,664 1,630 (214)
Origin Emerging Markets Fund 701 499 — 4,961
Overseas Fund 2,824 1,262 1,190 4,978
Short-Term Income Fund 3,548 40 — 4,319
SmallCap Growth Fund I — 640 — 3,637
SmallCap Value Fund II 460 284 67 3,764
$ 36,029 $ 27,237 $ 15,094 $ 189,734
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .56%
Blue Chip Fund
(a)
8,729,313 $ 392,819
Core Fixed Income Fund
(a)
199,839,111 1,718,616
Diversified International Fund
(a)
36,681,874 528,586
International Small Company Fund
(a)
7,121,001 76,693
LargeCap Growth Fund I
(a)
19,285,243 386,091
MidCap Fund
(a)
1,398,317 61,568
MidCap Value Fund I
(a)
3,924,356 71,541
Origin Emerging Markets Fund
(a)
11,157,100 118,377
Real Estate Securities Fund
(a)
4,395,891 126,777
SmallCap Growth Fund I
(a),(b)
4,167,856 64,977
SmallCap Value Fund II
(a)
5,612,934 74,596
$ 3,620,641
Principal Funds, Inc. Institutional Class - 34 .45%
Equity Income Fund
(a)
8,724,505 363,986
High Income Fund
(a)
33,491,555 277,310
Inflation Protection Fund
(a)
12,009,174 94,392
LargeCap S&P 500 Index Fund
(a)
14,573,167 395,953
LargeCap Value Fund III
(a)
18,234,666 365,241
MidCap Growth Fund III
(a),(b)
4,062,577 47,085
Overseas Fund
(a)
19,389,968 217,943
Short-Term Income Fund
(a)
11,766,446 140,727
$ 1,902,637
TOTAL INVESTMENT COMPANIES $ 5,523,278
Total Investments $ 5,523,278
Other Assets and Liabilities -  (0.01)% (391)
TOTAL NET ASSETS - 100.00% $ 5,522,887
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 325,696 $ 36,988 $ 74,268 $ 392,819
Core Fixed Income Fund 1,693,421 237,578 340,202 1,718,616
Diversified International Fund 438,145 54,445 61,909 528,586
Equity Income Fund 279,512 50,636 38,094 363,986
High Income Fund 235,538 44,403 19,258 277,310
Inflation Protection Fund — 118,532 28,546 94,392
International Small Company Fund 69,724 2,632 9,993 76,693
LargeCap Growth Fund I 320,448 57,955 73,476 386,091
LargeCap S&P 500 Index Fund 297,619 54,924 37,872 395,953
LargeCap Value Fund III 282,517 61,910 38,188 365,241
MidCap Fund 52,129 2,022 9,119 61,568
MidCap Growth Fund III 132,217 11,497 114,442 47,085
MidCap Value Fund I 186,616 11,111 160,661 71,541
Origin Emerging Markets Fund 111,768 4,306 19,794 118,377
Overseas Fund 239,426 17,780 64,430 217,943
Real Estate Securities Fund 107,471 4,928 10,243 126,777
Short-Term Income Fund — 142,303 3,564 140,727
SmallCap Growth Fund I 52,766 6,508 11,348 64,977
SmallCap Value Fund II 59,882 9,318 11,484 74,596
$ 4,884,895 $ 929,776 $ 1,126,891 $ 5,523,278
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 116 $ 6,566 $ — $ 97,837
Core Fixed Income Fund 46,159 (7,313) — 135,132
Diversified International Fund 12,715 329 — 97,576
Equity Income Fund 4,899 228 2,217 71,704
High Income Fund 13,608 56 — 16,571
Inflation Protection Fund — 569 — 3,837
International Small Company Fund 1,555 128 — 14,202
LargeCap Growth Fund I 325 1,820 20,567 79,344
LargeCap S&P 500 Index Fund 4,618 1,205 8,860 80,077
LargeCap Value Fund III 5,654 1,806 4,329 57,196
MidCap Fund 69 50 1,479 16,486
MidCap Growth Fund III — 14,238 10,410 3,575
MidCap Value Fund I 2,913 39,168 6,642 (4,693)
Origin Emerging Markets Fund 2,824 1,637 — 20,460
Overseas Fund 11,396 5,068 4,803 20,099
Real Estate Securities Fund 2,191 (1,297) — 25,918
Short-Term Income Fund 1,387 3 — 1,985
SmallCap Growth Fund I — 2,158 — 14,893
SmallCap Value Fund II 1,916 690 281 16,190
$ 112,345 $ 67,109 $ 59,588 $ 768,389
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .55%
Blue Chip Fund
(a)
3,594,426 $ 161,749
Core Fixed Income Fund
(a)
62,193,682 534,866
Diversified International Fund
(a)
15,140,322 218,172
International Small Company Fund
(a)
2,945,225 31,720
LargeCap Growth Fund I
(a)
7,945,269 159,064
MidCap Fund
(a)
698,277 30,745
MidCap Value Fund I
(a)
1,514,883 27,617
Origin Emerging Markets Fund
(a)
4,606,249 48,872
Real Estate Securities Fund
(a)
1,573,518 45,380
SmallCap Growth Fund I
(a),(b)
1,745,445 27,212
SmallCap Value Fund II
(a)
2,296,853 30,525
$ 1,315,922
Principal Funds, Inc. Institutional Class - 33 .46%
Equity Income Fund
(a)
3,601,805 150,267
High Income Fund
(a)
10,892,478 90,190
LargeCap S&P 500 Index Fund
(a)
6,037,086 164,028
LargeCap Value Fund III
(a)
7,525,035 150,726
MidCap Growth Fund III
(a),(b)
1,412,340 16,369
Overseas Fund
(a)
8,005,091 89,977
$ 661,557
TOTAL INVESTMENT COMPANIES $ 1,977,479
Total Investments $ 1,977,479
Other Assets and Liabilities -  (0.01)% (105)
TOTAL NET ASSETS - 100.00% $ 1,977,374
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 125,988 $ 20,344 $ 25,430 $ 161,749
Core Fixed Income Fund 433,469 98,839 33,130 534,866
Diversified International Fund 172,426 27,706 20,768 218,172
Equity Income Fund 108,515 26,541 13,209 150,267
High Income Fund 71,487 18,636 5,069 90,190
International Small Company Fund 26,306 3,257 3,430 31,720
LargeCap Growth Fund I 124,019 28,512 25,266 159,064
LargeCap S&P 500 Index Fund 118,182 25,926 12,692 164,028
LargeCap Value Fund III 109,767 30,829 13,234 150,726
MidCap Fund 24,266 1,696 3,082 30,745
MidCap Growth Fund III 47,578 6,087 43,661 16,369
MidCap Value Fund I 72,774 6,995 65,690 27,617
Origin Emerging Markets Fund 43,309 3,914 7,013 48,872
Overseas Fund 91,849 9,651 21,542 89,977
Real Estate Securities Fund 36,454 3,331 2,963 45,380
SmallCap Growth Fund I 20,523 3,721 3,819 27,212
SmallCap Value Fund II 22,934 4,774 3,857 30,525
$ 1,649,846 $ 320,759 $ 303,855 $ 1,977,479
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 45 $ 1,137 $ — $ 39,710
Core Fixed Income Fund 12,756 2 — 35,686
Diversified International Fund 5,029 (35) — 38,843
Equity Income Fund 1,954 (3) 865 28,423
High Income Fund 4,247 7 — 5,129
International Small Company Fund 590 — — 5,587
LargeCap Growth Fund I 126 325 7,996 31,474
LargeCap S&P 500 Index Fund 1,844 180 3,535 32,432
LargeCap Value Fund III 2,210 60 1,691 23,304
MidCap Fund 32 203 693 7,662
MidCap Growth Fund III — 196 3,764 6,169
MidCap Value Fund I 1,144 9,230 2,605 4,308
Origin Emerging Markets Fund 1,100 66 — 8,596
Overseas Fund 4,389 156 1,850 9,863
Real Estate Securities Fund 761 — — 8,558
SmallCap Growth Fund I — (50) — 6,837
SmallCap Value Fund II 740 (4) 108 6,678
$ 36,967 $ 11,470 $ 23,107 $ 299,259
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62 .64%
Blue Chip Fund
(a)
10,166,620 $ 457,498
Core Fixed Income Fund
(a)
89,963,414 773,685
Diversified International Fund
(a)
42,759,399 616,163
International Small Company Fund
(a)
8,309,154 89,490
LargeCap Growth Fund I
(a)
22,470,762 449,865
MidCap Fund
(a)
1,958,257 86,222
MidCap Value Fund I
(a)
4,296,972 78,334
Origin Emerging Markets Fund
(a)
13,006,139 137,995
Real Estate Securities Fund
(a)
3,720,495 107,299
SmallCap Growth Fund I
(a),(b)
5,056,601 78,832
SmallCap Value Fund II
(a)
6,323,287 84,037
$ 2,959,420
Principal Funds, Inc. Institutional Class - 37 .37%
Equity Income Fund
(a)
10,178,904 424,664
High Income Fund
(a)
18,448,927 152,757
LargeCap S&P 500 Index Fund
(a)
16,960,899 460,828
LargeCap Value Fund III
(a)
21,269,306 426,024
MidCap Growth Fund III
(a),(b)
4,034,243 46,757
Overseas Fund
(a)
22,607,702 254,110
$ 1,765,140
TOTAL INVESTMENT COMPANIES $ 4,724,560
Total Investments $ 4,724,560
Other Assets and Liabilities -  (0.01)% (345)
TOTAL NET ASSETS - 100.00% $ 4,724,215
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 351,368 $ 50,009 $ 58,232 $ 457,498
Core Fixed Income Fund 618,655 141,932 37,931 773,685
Diversified International Fund 479,256 69,068 40,985 616,163
Equity Income Fund 301,828 71,151 27,885 424,664
High Income Fund 122,483 28,472 6,963 152,757
International Small Company Fund 75,280 5,542 7,177 89,490
LargeCap Growth Fund I 345,766 72,771 57,746 449,865
LargeCap S&P 500 Index Fund 335,929 65,779 33,307 460,828
LargeCap Value Fund III 305,245 83,171 27,943 426,024
MidCap Fund 67,736 2,952 6,498 86,222
MidCap Growth Fund III 133,473 12,726 117,294 46,757
MidCap Value Fund I 201,997 13,470 174,977 78,334
Origin Emerging Markets Fund 122,475 6,502 15,437 137,995
Overseas Fund 257,106 20,672 51,897 254,110
Real Estate Securities Fund 86,740 5,841 5,558 107,299
SmallCap Growth Fund I 58,468 8,356 7,432 78,832
SmallCap Value Fund II 63,238 10,991 8,573 84,037
$ 3,927,043 $ 669,405 $ 685,835 $ 4,724,560
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 126 $ 2,917 $ — $ 111,436
Core Fixed Income Fund 18,297 (1) — 51,030
Diversified International Fund 13,983 193 — 108,631
Equity Income Fund 5,492 72 2,404 79,498
High Income Fund 7,260 — — 8,765
International Small Company Fund 1,690 19 — 15,826
LargeCap Growth Fund I 352 (1,438) 22,270 90,512
LargeCap S&P 500 Index Fund 5,233 862 10,038 91,565
LargeCap Value Fund III 6,135 179 4,696 65,372
MidCap Fund 90 512 1,931 21,520
MidCap Growth Fund III — 969 10,549 16,883
MidCap Value Fund I 3,168 30,223 7,222 7,621
Origin Emerging Markets Fund 3,110 145 — 24,310
Overseas Fund 12,286 1,418 5,175 26,811
Real Estate Securities Fund 1,814 (1) — 20,277
SmallCap Growth Fund I — 163 — 19,277
SmallCap Value Fund II 2,035 90 298 18,291
$ 81,071 $ 36,322 $ 64,583 $ 777,625
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .86%
Blue Chip Fund
(a)
3,962,726 $ 178,323
Core Fixed Income Fund
(a)
17,200,353 147,923
Diversified International Fund
(a)
16,703,259 240,694
International Small Company Fund
(a)
3,246,770 34,968
LargeCap Growth Fund I
(a)
8,762,079 175,417
MidCap Fund
(a)
748,498 32,956
MidCap Value Fund I
(a)
1,691,593 30,838
Origin Emerging Markets Fund
(a)
5,081,384 53,913
Real Estate Securities Fund
(a)
1,309,416 37,763
SmallCap Growth Fund I
(a),(b)
1,956,566 30,503
SmallCap Value Fund II
(a)
2,496,756 33,182
$ 996,480
Principal Funds, Inc. Institutional Class - 40 .15%
Equity Income Fund
(a)
3,975,582 165,861
High Income Fund
(a)
4,517,937 37,408
LargeCap S&P 500 Index Fund
(a)
6,664,227 181,067
LargeCap Value Fund III
(a)
8,304,526 166,340
MidCap Growth Fund III
(a),(b)
1,594,828 18,484
Overseas Fund
(a)
8,831,474 99,266
$ 668,426
TOTAL INVESTMENT COMPANIES $ 1,664,906
Total Investments $ 1,664,906
Other Assets and Liabilities -  (0.01)% (86)
TOTAL NET ASSETS - 100.00% $ 1,664,820
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 129,917 $ 25,328 $ 19,818 $ 178,323
Core Fixed Income Fund 111,759 35,419 8,698 147,923
Diversified International Fund 179,044 33,783 13,345 240,694
Equity Income Fund 111,978 33,041 9,273 165,861
High Income Fund 28,905 8,531 2,121 37,408
International Small Company Fund 28,167 3,212 2,423 34,968
LargeCap Growth Fund I 127,920 33,851 19,815 175,417
LargeCap S&P 500 Index Fund 122,706 31,797 8,145 181,067
LargeCap Value Fund III 113,347 37,422 9,286 166,340
MidCap Fund 24,806 2,075 2,128 32,956
MidCap Growth Fund III 49,290 7,039 44,405 18,484
MidCap Value Fund I 75,018 8,315 66,785 30,838
Origin Emerging Markets Fund 44,727 5,099 5,082 53,913
Overseas Fund 93,345 10,933 15,678 99,266
Real Estate Securities Fund 29,009 3,593 1,785 37,763
SmallCap Growth Fund I 21,690 4,037 2,581 30,503
SmallCap Value Fund II 23,328 4,977 2,148 33,182
$ 1,314,956 $ 288,452 $ 233,516 $ 1,664,906
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 47 $ (188) $ — $ 43,084
Core Fixed Income Fund 3,381 1 — 9,442
Diversified International Fund 5,275 (10) — 41,222
Equity Income Fund 2,094 — 901 30,115
High Income Fund 1,742 — — 2,093
International Small Company Fund 640 1 — 6,011
LargeCap Growth Fund I 131 87 8,323 33,374
LargeCap S&P 500 Index Fund 1,932 19 3,705 34,690
LargeCap Value Fund III 2,306 (12) 1,765 24,869
MidCap Fund 33 45 713 8,158
MidCap Growth Fund III — 1,026 3,945 5,534
MidCap Value Fund I 1,191 5,583 2,714 8,707
Origin Emerging Markets Fund 1,147 64 — 9,105
Overseas Fund 4,499 (55) 1,897 10,721
Real Estate Securities Fund 626 — — 6,946
SmallCap Growth Fund I — 22 — 7,335
SmallCap Value Fund II 762 (3) 112 7,028
$ 25,806 $ 6,580 $ 24,075 $ 288,434
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .11%
Blue Chip Fund
(a)
8,507,857 $ 382,854
Core Fixed Income Fund
(a)
11,746,042 101,016
Diversified International Fund
(a)
35,735,475 514,948
International Small Company Fund
(a)
6,951,326 74,866
LargeCap Growth Fund I
(a)
18,809,543 376,567
MidCap Fund
(a)
1,645,216 72,439
MidCap Value Fund I
(a)
3,597,975 65,591
Origin Emerging Markets Fund
(a)
10,870,834 115,339
Real Estate Securities Fund
(a)
2,574,882 74,260
SmallCap Growth Fund I
(a),(b)
4,203,235 65,528
SmallCap Value Fund II
(a)
5,322,049 70,730
$ 1,914,138
Principal Funds, Inc. Institutional Class - 41 .90%
Equity Income Fund
(a)
8,531,018 355,914
High Income Fund
(a)
4,109,104 34,023
LargeCap S&P 500 Index Fund
(a)
14,051,725 381,785
LargeCap Value Fund III
(a)
17,822,357 356,982
MidCap Growth Fund III
(a),(b)
3,361,435 38,959
Overseas Fund
(a)
18,894,977 212,380
$ 1,380,043
TOTAL INVESTMENT COMPANIES $ 3,294,181
Total Investments $ 3,294,181
Other Assets and Liabilities -  (0.01)% (261)
TOTAL NET ASSETS - 100.00% $ 3,293,920
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 283,060 $ 46,859 $ 39,719 $ 382,854
Core Fixed Income Fund 81,701 36,795 24,322 101,016
Diversified International Fund 386,671 66,286 26,583 514,948
Equity Income Fund 243,876 65,572 18,544 355,914
High Income Fund 28,493 11,656 8,144 34,023
International Small Company Fund 60,749 5,759 4,575 74,866
LargeCap Growth Fund I 278,585 65,280 39,423 376,567
LargeCap S&P 500 Index Fund 267,475 61,819 21,883 381,785
LargeCap Value Fund III 246,745 75,158 18,561 356,982
MidCap Fund 54,711 3,081 3,355 72,439
MidCap Growth Fund III 106,728 11,777 93,688 38,959
MidCap Value Fund I 163,524 13,157 142,018 65,591
Origin Emerging Markets Fund 98,550 7,835 10,880 115,339
Overseas Fund 206,417 18,875 36,040 212,380
Real Estate Securities Fund 58,831 5,637 4,124 74,260
SmallCap Growth Fund I 47,431 8,038 5,809 65,528
SmallCap Value Fund II 51,155 10,225 5,819 70,730
$ 2,664,702 $ 513,809 $ 503,487 $ 3,294,181
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 102 $ (1,164) $ — $ 93,818
Core Fixed Income Fund 2,132 (822) — 7,664
Diversified International Fund 11,323 (38) — 88,612
Equity Income Fund 4,508 (3) 1,947 65,013
High Income Fund 1,492 (9) — 2,027
International Small Company Fund 1,370 16 — 12,917
LargeCap Growth Fund I 284 203 17,994 71,922
LargeCap S&P 500 Index Fund 4,179 32 8,015 74,342
LargeCap Value Fund III 4,977 93 3,809 53,547
MidCap Fund 73 53 1,563 17,949
MidCap Growth Fund III — 617 8,464 13,525
MidCap Value Fund I 2,573 16,482 5,866 14,446
Origin Emerging Markets Fund 2,511 132 — 19,702
Overseas Fund 9,891 312 4,165 22,816
Real Estate Securities Fund 1,243 (5) — 13,921
SmallCap Growth Fund I — 141 — 15,727
SmallCap Value Fund II 1,654 (15) 242 15,184
$ 48,312 $ 16,025 $ 52,065 $ 603,132
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .96%
Blue Chip Fund
(a)
2,843,108 $ 127,940
Core Fixed Income Fund
(a)
3,530,486 30,362
Diversified International Fund
(a)
11,985,804 172,715
International Small Company Fund
(a)
2,336,631 25,166
LargeCap Growth Fund I
(a)
6,288,627 125,898
MidCap Fund
(a)
546,960 24,083
MidCap Value Fund I
(a)
1,224,481 22,322
Origin Emerging Markets Fund
(a)
3,647,696 38,702
Real Estate Securities Fund
(a)
864,704 24,938
SmallCap Growth Fund I
(a),(b)
1,416,589 22,085
SmallCap Value Fund II
(a)
1,789,357 23,781
$ 637,992
Principal Funds, Inc. Institutional Class - 42 .05%
Equity Income Fund
(a)
2,858,791 119,269
High Income Fund
(a)
1,265,134 10,475
LargeCap S&P 500 Index Fund
(a)
4,744,060 128,896
LargeCap Value Fund III
(a)
5,969,820 119,576
MidCap Growth Fund III
(a),(b)
1,148,610 13,312
Overseas Fund
(a)
6,340,162 71,263
$ 462,791
TOTAL INVESTMENT COMPANIES $ 1,100,783
Total Investments $ 1,100,783
Other Assets and Liabilities -  (0.01)% (62)
TOTAL NET ASSETS - 100.00% $ 1,100,721
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 89,044 $ 19,833 $ 10,605 $ 127,940
Core Fixed Income Fund 26,084 9,948 7,767 30,362
Diversified International Fund 122,559 27,547 6,003 172,715
Equity Income Fund 76,953 25,571 4,243 119,269
High Income Fund 9,074 3,340 2,575 10,475
International Small Company Fund 19,367 2,731 1,122 25,166
LargeCap Growth Fund I 87,687 25,678 10,650 125,898
LargeCap S&P 500 Index Fund 84,214 24,867 4,285 128,896
LargeCap Value Fund III 77,973 28,482 4,247 119,576
MidCap Fund 17,140 1,945 771 24,083
MidCap Growth Fund III 33,819 5,661 30,656 13,312
MidCap Value Fund I 51,530 6,889 46,043 22,322
Origin Emerging Markets Fund 31,056 4,146 2,892 38,702
Overseas Fund 64,193 8,820 9,246 71,263
Real Estate Securities Fund 18,546 2,898 1,005 24,938
SmallCap Growth Fund I 15,041 3,253 1,370 22,085
SmallCap Value Fund II 16,140 3,920 1,214 23,781
$ 840,420 $ 205,529 $ 144,694 $ 1,100,783
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 32 $ (135) $ — $ 29,803
Core Fixed Income Fund 664 (99) — 2,196
Diversified International Fund 3,610 1 — 28,611
Equity Income Fund 1,466 — 619 20,988
High Income Fund 469 25 — 611
International Small Company Fund 440 1 — 4,189
LargeCap Growth Fund I 90 28 5,699 23,155
LargeCap S&P 500 Index Fund 1,325 3 2,540 24,097
LargeCap Value Fund III 1,584 2 1,212 17,366
MidCap Fund 23 3 493 5,766
MidCap Growth Fund III — 396 2,703 4,092
MidCap Value Fund I 817 3,084 1,862 6,862
Origin Emerging Markets Fund 796 9 — 6,383
Overseas Fund 3,092 (33) 1,303 7,529
Real Estate Securities Fund 404 — — 4,499
SmallCap Growth Fund I — 6 — 5,155
SmallCap Value Fund II 527 — 77 4,935
$ 15,339 $ 3,291 $ 16,508 $ 196,237
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .96%
Blue Chip Fund
(a)
2,690,680 $ 121,081
Core Fixed Income Fund
(a)
3,344,135 28,760
Diversified International Fund
(a)
11,344,541 163,475
International Small Company Fund
(a)
2,213,087 23,835
LargeCap Growth Fund I
(a)
5,951,691 119,153
MidCap Fund
(a)
517,106 22,768
MidCap Value Fund I
(a)
1,161,079 21,166
Origin Emerging Markets Fund
(a)
3,453,031 36,637
Real Estate Securities Fund
(a)
818,804 23,614
SmallCap Growth Fund I
(a),(b)
1,342,058 20,923
SmallCap Value Fund II
(a)
1,694,911 22,525
$ 603,937
Principal Funds, Inc. Institutional Class - 42 .05%
Equity Income Fund
(a)
2,706,151 112,901
High Income Fund
(a)
1,198,133 9,920
LargeCap S&P 500 Index Fund
(a)
4,489,804 121,988
LargeCap Value Fund III
(a)
5,651,020 113,190
MidCap Growth Fund III
(a),(b)
1,089,714 12,630
Overseas Fund
(a)
6,001,704 67,459
$ 438,088
TOTAL INVESTMENT COMPANIES $ 1,042,025
Total Investments $ 1,042,025
Other Assets and Liabilities -  (0.01)% (58)
TOTAL NET ASSETS - 100.00% $ 1,041,967
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 85,162 $ 20,075 $ 12,341 $ 121,081
Core Fixed Income Fund 24,998 9,831 8,090 28,760
Diversified International Fund 117,385 28,129 9,207 163,475
Equity Income Fund 73,674 25,539 6,303 112,901
High Income Fund 8,693 3,300 2,680 9,920
International Small Company Fund 18,577 2,994 1,732 23,835
LargeCap Growth Fund I 83,865 25,682 12,337 119,153
LargeCap S&P 500 Index Fund 80,556 24,937 6,348 121,988
LargeCap Value Fund III 74,647 28,334 6,307 113,190
MidCap Fund 16,380 2,099 1,185 22,768
MidCap Growth Fund III 32,390 5,974 30,016 12,630
MidCap Value Fund I 49,308 7,378 44,982 21,166
Origin Emerging Markets Fund 29,714 4,461 3,599 36,637
Overseas Fund 61,270 9,294 10,229 67,459
Real Estate Securities Fund 17,755 3,092 1,553 23,614
SmallCap Growth Fund I 14,411 3,527 1,936 20,923
SmallCap Value Fund II 15,448 4,173 1,809 22,525
$ 804,233 $ 208,819 $ 160,654 $ 1,042,025
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 31 $ (131) $ — $ 28,316
Core Fixed Income Fund 629 (37) — 2,058
Diversified International Fund 3,483 (10) — 27,178
Equity Income Fund 1,393 (2) 594 19,993
High Income Fund 447 (19) — 626
International Small Company Fund 425 5 — 3,991
LargeCap Growth Fund I 86 20 5,468 21,923
LargeCap S&P 500 Index Fund 1,271 (1) 2,438 22,844
LargeCap Value Fund III 1,522 7 1,164 16,509
MidCap Fund 22 1 472 5,473
MidCap Growth Fund III — 642 2,599 3,640
MidCap Value Fund I 785 2,540 1,788 6,922
Origin Emerging Markets Fund 767 8 — 6,053
Overseas Fund 2,966 (25) 1,247 7,149
Real Estate Securities Fund 385 1 — 4,319
SmallCap Growth Fund I — 7 — 4,914
SmallCap Value Fund II 507 1 74 4,712
$ 14,719 $ 3,007 $ 15,844 $ 186,620
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .96%
Blue Chip Fund
(a)
535,065 $ 24,078
Core Fixed Income Fund
(a)
669,092 5,754
Diversified International Fund
(a)
2,261,043 32,582
International Small Company Fund
(a)
442,737 4,768
LargeCap Growth Fund I
(a)
1,184,381 23,711
MidCap Fund
(a)
102,143 4,497
MidCap Value Fund I
(a)
234,973 4,284
Origin Emerging Markets Fund
(a)
688,842 7,309
Real Estate Securities Fund
(a)
164,731 4,751
SmallCap Growth Fund I
(a),(b)
269,329 4,199
SmallCap Value Fund II
(a)
339,132 4,507
$ 120,440
Principal Funds, Inc. Institutional Class - 42 .06%
Equity Income Fund
(a)
540,532 22,551
High Income Fund
(a)
239,479 1,983
LargeCap S&P 500 Index Fund
(a)
892,890 24,260
LargeCap Value Fund III
(a)
1,128,080 22,595
MidCap Growth Fund III
(a),(b)
221,861 2,571
Overseas Fund
(a)
1,196,935 13,454
$ 87,414
TOTAL INVESTMENT COMPANIES $ 207,854
Total Investments $ 207,854
Other Assets and Liabilities -  (0.02)% (32)
TOTAL NET ASSETS - 100.00% $ 207,822
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 14,856 $ 5,867 $ 1,754 $ 24,078
Core Fixed Income Fund 4,435 2,461 1,507 5,754
Diversified International Fund 20,750 8,077 1,260 32,582
Equity Income Fund 12,907 6,775 808 22,551
High Income Fund 1,536 825 487 1,983
International Small Company Fund 3,312 1,041 323 4,768
LargeCap Growth Fund I 14,652 6,853 1,811 23,711
LargeCap S&P 500 Index Fund 14,073 6,773 809 24,260
LargeCap Value Fund III 13,111 7,226 808 22,595
MidCap Fund 2,839 830 170 4,497
MidCap Growth Fund III 5,730 1,956 5,870 2,571
MidCap Value Fund I 8,632 2,580 8,659 4,284
Origin Emerging Markets Fund 5,201 1,562 570 7,309
Overseas Fund 10,473 2,986 1,325 13,454
Real Estate Securities Fund 3,147 1,027 219 4,751
SmallCap Growth Fund I 2,563 1,048 323 4,199
SmallCap Value Fund II 2,726 1,155 249 4,507
$ 140,943 $ 59,042 $ 26,952 $ 207,854
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 5 $ 3 $ — $ 5,106
Core Fixed Income Fund 119 (3) — 368
Diversified International Fund 617 1 — 5,014
Equity Income Fund 261 — 104 3,677
High Income Fund 85 4 — 105
International Small Company Fund 76 — — 738
LargeCap Growth Fund I 15 3 958 4,014
LargeCap S&P 500 Index Fund 223 — 427 4,223
LargeCap Value Fund III 268 — 205 3,066
MidCap Fund 4 — 82 998
MidCap Growth Fund III — 90 461 665
MidCap Value Fund I 138 255 314 1,476
Origin Emerging Markets Fund 135 1 — 1,115
Overseas Fund 508 (3) 214 1,323
Real Estate Securities Fund 73 — — 796
SmallCap Growth Fund I — — — 911
SmallCap Value Fund II 90 — 13 875
$ 2,617 $ 351 $ 2,778 $ 34,470
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2070 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .96%
Blue Chip Fund
(a)
90,682 $ 4,081
Core Fixed Income Fund
(a)
113,540 976
Diversified International Fund
(a)
383,192 5,522
International Small Company Fund
(a)
74,961 807
LargeCap Growth Fund I
(a)
200,933 4,023
MidCap Fund
(a)
17,245 759
MidCap Value Fund I
(a)
39,246 716
Origin Emerging Markets Fund
(a)
116,992 1,241
Real Estate Securities Fund
(a)
27,883 804
SmallCap Growth Fund I
(a),(b)
45,554 710
SmallCap Value Fund II
(a)
57,338 762
$ 20,401
Principal Funds, Inc. Institutional Class - 42 .06%
Equity Income Fund
(a)
91,527 3,818
High Income Fund
(a)
40,647 337
LargeCap S&P 500 Index Fund
(a)
151,514 4,117
LargeCap Value Fund III
(a)
190,961 3,825
MidCap Growth Fund III
(a),(b)
37,141 430
Overseas Fund
(a)
202,751 2,279
$ 14,806
TOTAL INVESTMENT COMPANIES $ 35,207
Total Investments $ 35,207
Other Assets and Liabilities -  (0.02)% (6)
TOTAL NET ASSETS - 100.00% $ 35,201
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 935 $ 3,123 $ 442 $ 4,081
Core Fixed Income Fund 295 887 240 976
Diversified International Fund 1,351 4,150 465 5,522
Equity Income Fund 840 2,889 290 3,818
High Income Fund 100 306 78 337
International Small Company Fund 224 599 90 807
LargeCap Growth Fund I 923 3,158 427 4,023
LargeCap S&P 500 Index Fund 896 3,106 314 4,117
LargeCap Value Fund III 852 2,931 289 3,825
MidCap Fund 182 563 90 759
MidCap Growth Fund III 378 964 960 430
MidCap Value Fund I 565 1,425 1,445 716
Origin Emerging Markets Fund 335 941 136 1,241
Overseas Fund 653 1,832 349 2,279
Real Estate Securities Fund 210 575 70 804
SmallCap Growth Fund I 183 507 75 710
SmallCap Value Fund II 192 542 75 762
$ 9,114 $ 28,498 $ 5,835 $ 35,207
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 3 $ — $ 462
Core Fixed Income Fund 13 — — 34
Diversified International Fund 49 — — 486
Equity Income Fund 30 — 8 379
High Income Fund 10 — — 9
International Small Company Fund 6 — — 74
LargeCap Growth Fund I 1 1 71 368
LargeCap S&P 500 Index Fund 17 1 32 428
LargeCap Value Fund III 20 — 16 331
MidCap Fund — — 6 104
MidCap Growth Fund III — 2 36 46
MidCap Value Fund I 11 40 24 131
Origin Emerging Markets Fund 10 — — 101
Overseas Fund 38 — 15 143
Real Estate Securities Fund 8 — — 89
SmallCap Growth Fund I — — — 95
SmallCap Value Fund II 8 — 1 103
$ 221 $ 47 $ 209 $ 3,383
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .99%
Diversified International Fund
(a)
1,765,619 $ 25,443
Diversified Real Asset Fund
(a)
616,089 7,011
International Small Company Fund
(a)
234,851 2,529
MidCap S&P 400 Index Fund
(a)
254,834 6,297
Origin Emerging Markets Fund
(a)
251,907 2,673
SmallCap S&P 600 Index Fund
(a)
166,304 4,726
$ 48,679
Principal Funds, Inc. Institutional Class - 84 .03%
Bond Market Index Fund
(a)
11,917,805 102,851
High Income Fund
(a)
2,629,830 21,775
Inflation Protection Fund
(a)
2,274,897 17,881
LargeCap S&P 500 Index Fund
(a)
2,251,592 61,176
Short-Term Income Fund
(a)
4,348,530 52,008
$ 255,691
TOTAL INVESTMENT COMPANIES $ 304,370
Total Investments $ 304,370
Other Assets and Liabilities -  (0.02)% (75)
TOTAL NET ASSETS - 100.00% $ 304,295
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 72,947 $ 29,977 $ 4,945 $ 102,851
Diversified International Fund 18,409 5,746 2,994 25,443
Diversified Real Asset Fund 5,125 1,715 456 7,011
High Income Fund 14,552 7,060 918 21,775
Inflation Protection Fund 13,660 5,182 1,628 17,881
International Small Company Fund 1,799 645 318 2,529
LargeCap S&P 500 Index Fund 39,028 16,196 5,596 61,176
MidCap S&P 400 Index Fund 9,461 3,176 8,863 6,297
Origin Emerging Markets Fund 2,033 625 413 2,673
Short-Term Income Fund 37,180 15,783 2,356 52,008
SmallCap S&P 600 Index Fund 2,936 1,502 633 4,726
$ 217,130 $ 87,607 $ 29,120 $ 304,370
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,301 $ — $ — $ 4,872
Diversified International Fund 565 (2) — 4,284
Diversified Real Asset Fund 129 — — 627
High Income Fund 950 — — 1,081
Inflation Protection Fund 532 — — 667
International Small Company Fund 43 1 — 402
LargeCap S&P 500 Index Fund 632 44 1,210 11,504
MidCap S&P 400 Index Fund 166 389 258 2,134
Origin Emerging Markets Fund 54 1 — 427
Short-Term Income Fund 1,180 — — 1,401
SmallCap S&P 600 Index Fund 57 — 105 921
$ 7,609 $ 433 $ 1,573 $ 28,320
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18 .78%
Diversified International Fund
(a)
3,768,426 $ 54,303
Diversified Real Asset Fund
(a)
1,064,573 12,115
International Small Company Fund
(a)
496,237 5,345
MidCap S&P 400 Index Fund
(a)
525,225 12,978
Origin Emerging Markets Fund
(a)
536,422 5,691
SmallCap S&P 600 Index Fund
(a)
351,902 10,001
$ 100,433
Principal Funds, Inc. Institutional Class - 81 .23%
Bond Market Index Fund
(a)
19,736,438 170,326
High Income Fund
(a)
4,128,045 34,180
Inflation Protection Fund
(a)
3,542,104 27,841
LargeCap S&P 500 Index Fund
(a)
4,822,134 131,017
Short-Term Income Fund
(a)
5,930,977 70,935
$ 434,299
TOTAL INVESTMENT COMPANIES $ 534,732
Total Investments $ 534,732
Other Assets and Liabilities -  (0.01)% (49)
TOTAL NET ASSETS - 100.00% $ 534,683
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 142,724 $ 29,854 $ 10,989 $ 170,326
Diversified International Fund 46,901 4,891 7,777 54,303
Diversified Real Asset Fund 10,646 1,143 903 12,115
High Income Fund 26,870 7,298 1,920 34,180
Inflation Protection Fund 25,043 4,425 2,736 27,841
International Small Company Fund 4,408 622 630 5,345
LargeCap S&P 500 Index Fund 98,701 20,280 15,392 131,017
MidCap S&P 400 Index Fund 23,885 3,012 19,905 12,978
Origin Emerging Markets Fund 5,174 529 1,042 5,691
Short-Term Income Fund 58,553 14,524 4,229 70,935
SmallCap S&P 600 Index Fund 7,501 1,382 1,045 10,001
$ 450,406 $ 87,960 $ 66,568 $ 534,732
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 6,308 $ (2) $ — $ 8,739
Diversified International Fund 1,400 (12) — 10,300
Diversified Real Asset Fund 246 — — 1,229
High Income Fund 1,622 — — 1,932
Inflation Protection Fund 945 1 — 1,108
International Small Company Fund 102 8 — 937
LargeCap S&P 500 Index Fund 1,565 373 2,999 27,055
MidCap S&P 400 Index Fund 411 937 637 5,049
Origin Emerging Markets Fund 135 56 — 974
Short-Term Income Fund 1,729 1 — 2,086
SmallCap S&P 600 Index Fund 141 — 260 2,163
$ 14,604 $ 1,362 $ 3,896 $ 61,572
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21 .65%
Diversified International Fund
(a)
6,996,864 $ 100,825
Diversified Real Asset Fund
(a)
1,694,783 19,287
International Small Company Fund
(a)
925,232 9,965
MidCap S&P 400 Index Fund
(a)
990,203 24,468
Origin Emerging Markets Fund
(a)
996,852 10,576
SmallCap S&P 600 Index Fund
(a)
656,633 18,661
$ 183,782
Principal Funds, Inc. Institutional Class - 78 .36%
Bond Market Index Fund
(a)
30,108,910 259,840
High Income Fund
(a)
5,741,157 47,537
Inflation Protection Fund
(a)
4,943,260 38,854
LargeCap S&P 500 Index Fund
(a)
8,939,771 242,893
Short-Term Income Fund
(a)
6,363,269 76,105
$ 665,229
TOTAL INVESTMENT COMPANIES $ 849,011
Total Investments $ 849,011
Other Assets and Liabilities -  (0.01)% (62)
TOTAL NET ASSETS - 100.00% $ 848,949
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 193,251 $ 63,730 $ 9,843 $ 259,840
Diversified International Fund 78,003 14,634 9,382 100,825
Diversified Real Asset Fund 15,480 3,078 1,102 19,287
High Income Fund 33,535 13,126 1,585 47,537
Inflation Protection Fund 31,404 8,816 2,867 38,854
International Small Company Fund 7,796 1,697 1,202 9,965
LargeCap S&P 500 Index Fund 166,072 51,682 22,183 242,893
MidCap S&P 400 Index Fund 40,191 8,519 34,566 24,468
Origin Emerging Markets Fund 8,679 1,635 1,503 10,576
Short-Term Income Fund 54,931 21,731 2,615 76,105
SmallCap S&P 600 Index Fund 12,493 4,260 1,883 18,661
$ 641,835 $ 192,908 $ 88,731 $ 849,011
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 8,593 $ — $ — $ 12,702
Diversified International Fund 2,337 31 — 17,539
Diversified Real Asset Fund 370 — — 1,831
High Income Fund 2,116 — — 2,461
Inflation Protection Fund 1,190 — — 1,501
International Small Company Fund 181 1 — 1,673
LargeCap S&P 500 Index Fund 2,646 239 5,067 47,083
MidCap S&P 400 Index Fund 695 1,529 1,077 8,795
Origin Emerging Markets Fund 226 7 — 1,758
Short-Term Income Fund 1,710 3 — 2,055
SmallCap S&P 600 Index Fund 237 — 437 3,791
$ 20,301 $ 1,810 $ 6,581 $ 101,189
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25 .44%
Diversified International Fund
(a)
9,205,223 $ 132,647
International Small Company Fund
(a)
1,223,773 13,180
MidCap S&P 400 Index Fund
(a)
1,311,549 32,408
Origin Emerging Markets Fund
(a)
1,313,240 13,934
Real Estate Securities Fund
(a)
754,461 21,759
SmallCap S&P 600 Index Fund
(a)
869,423 24,709
$ 238,637
Principal Funds, Inc. Institutional Class - 74 .57%
Bond Market Index Fund
(a)
33,949,175 292,981
High Income Fund
(a)
5,678,016 47,014
Inflation Protection Fund
(a)
2,064,640 16,228
LargeCap S&P 500 Index Fund
(a)
11,751,385 319,285
Short-Term Income Fund
(a)
1,991,611 23,820
$ 699,328
TOTAL INVESTMENT COMPANIES $ 937,965
Total Investments $ 937,965
Other Assets and Liabilities -  (0.01)% (119)
TOTAL NET ASSETS - 100.00% $ 937,846
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 224,382 $ 95,476 $ 40,564 $ 292,981
Diversified International Fund 93,529 26,519 9,114 132,647
High Income Fund 31,106 15,035 1,445 47,014
Inflation Protection Fund — 19,169 3,643 16,228
International Small Company Fund 9,588 3,147 1,654 13,180
LargeCap S&P 500 Index Fund 198,446 83,740 21,586 319,285
MidCap S&P 400 Index Fund 48,427 14,867 43,649 32,408
Origin Emerging Markets Fund 10,413 2,939 1,593 13,934
Real Estate Securities Fund 14,263 4,644 768 21,759
Short-Term Income Fund — 23,589 88 23,820
SmallCap S&P 600 Index Fund 15,348 6,884 2,322 24,709
$ 645,502 $ 296,009 $ 126,426 $ 937,965
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 10,228 $ (36) $ — $ 13,723
Diversified International Fund 2,870 3 — 21,710
High Income Fund 2,047 — — 2,318
Inflation Protection Fund — 52 — 650
International Small Company Fund 229 2 — 2,097
LargeCap S&P 500 Index Fund 3,229 73 6,194 58,612
MidCap S&P 400 Index Fund 857 1,614 1,332 11,149
Origin Emerging Markets Fund 279 3 — 2,172
Real Estate Securities Fund 332 — — 3,620
Short-Term Income Fund 220 — — 319
SmallCap S&P 600 Index Fund 300 1 554 4,798
$ 20,591 $ 1,712 $ 8,080 $ 121,168
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 28 .97%
Diversified International Fund
(a)
7,819,029 $ 112,672
International Small Company Fund
(a)
1,034,642 11,143
MidCap S&P 400 Index Fund
(a)
1,109,926 27,427
Origin Emerging Markets Fund
(a)
1,113,750 11,817
Real Estate Securities Fund
(a)
549,415 15,845
SmallCap S&P 600 Index Fund
(a)
734,591 20,877
$ 199,781
Principal Funds, Inc. Institutional Class - 71 .04%
Bond Market Index Fund
(a)
21,691,969 187,202
High Income Fund
(a)
3,800,505 31,468
LargeCap S&P 500 Index Fund
(a)
9,985,514 271,306
$ 489,976
TOTAL INVESTMENT COMPANIES $ 689,757
Total Investments $ 689,757
Other Assets and Liabilities -  (0.01)% (67)
TOTAL NET ASSETS - 100.00% $ 689,690
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 127,735 $ 57,162 $ 6,562 $ 187,202
Diversified International Fund 81,999 19,379 7,544 112,672
High Income Fund 21,068 9,830 1,004 31,468
International Small Company Fund 7,930 2,235 794 11,143
LargeCap S&P 500 Index Fund 173,569 65,283 18,248 271,306
MidCap S&P 400 Index Fund 42,266 10,916 36,804 27,427
Origin Emerging Markets Fund 9,066 2,077 1,203 11,817
Real Estate Securities Fund 10,742 2,985 586 15,845
SmallCap S&P 600 Index Fund 13,184 5,236 1,670 20,877
$ 487,559 $ 175,103 $ 74,415 $ 689,757
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 5,725 $ 4 $ — $ 8,863
Diversified International Fund 2,474 2 — 18,836
High Income Fund 1,374 — — 1,574
International Small Company Fund 186 1 — 1,771
LargeCap S&P 500 Index Fund 2,785 (6) 5,338 50,708
MidCap S&P 400 Index Fund 736 1,104 1,143 9,945
Origin Emerging Markets Fund 238 1 — 1,876
Real Estate Securities Fund 246 — — 2,704
SmallCap S&P 600 Index Fund 252 — 466 4,127
$ 14,016 $ 1,106 $ 6,947 $ 100,404
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33 .80%
Diversified International Fund
(a)
9,973,941 $ 143,724
International Small Company Fund
(a)
1,321,492 14,232
MidCap S&P 400 Index Fund
(a)
1,411,804 34,886
Origin Emerging Markets Fund
(a)
1,421,331 15,080
Real Estate Securities Fund
(a)
587,623 16,947
SmallCap S&P 600 Index Fund
(a)
937,987 26,658
$ 251,527
Principal Funds, Inc. Institutional Class - 66 .21%
Bond Market Index Fund
(a)
14,186,356 122,428
High Income Fund
(a)
2,910,676 24,101
LargeCap S&P 500 Index Fund
(a)
12,741,340 346,182
$ 492,711
TOTAL INVESTMENT COMPANIES $ 744,238
Total Investments $ 744,238
Other Assets and Liabilities -  (0.01)% (76)
TOTAL NET ASSETS - 100.00% $ 744,162
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 81,241 $ 38,401 $ 2,924 $ 122,428
Diversified International Fund 100,758 25,951 6,365 143,724
High Income Fund 16,038 7,404 536 24,101
International Small Company Fund 10,143 2,855 1,009 14,232
LargeCap S&P 500 Index Fund 213,624 84,047 14,612 346,182
MidCap S&P 400 Index Fund 51,877 13,529 44,212 34,886
Origin Emerging Markets Fund 11,007 2,648 891 15,080
Real Estate Securities Fund 11,294 3,226 431 16,947
SmallCap S&P 600 Index Fund 16,275 6,518 1,313 26,658
$ 512,257 $ 184,579 $ 72,293 $ 744,238
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,646 $ — $ — $ 5,710
Diversified International Fund 3,045 — — 23,380
High Income Fund 1,048 — — 1,195
International Small Company Fund 238 1 — 2,242
LargeCap S&P 500 Index Fund 3,432 (2) 6,576 63,125
MidCap S&P 400 Index Fund 905 1,178 1,403 12,514
Origin Emerging Markets Fund 290 — — 2,316
Real Estate Securities Fund 261 — — 2,858
SmallCap S&P 600 Index Fund 312 — 575 5,178
$ 13,177 $ 1,177 $ 8,554 $ 118,518
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 37 .20%
Diversified International Fund
(a)
6,848,749 $ 98,690
International Small Company Fund
(a)
905,132 9,748
MidCap S&P 400 Index Fund
(a)
965,703 23,863
Origin Emerging Markets Fund
(a)
975,742 10,353
Real Estate Securities Fund
(a)
360,074 10,385
SmallCap S&P 600 Index Fund
(a)
642,441 18,258
$ 171,297
Principal Funds, Inc. Institutional Class - 62 .81%
Bond Market Index Fund
(a)
4,763,418 41,108
High Income Fund
(a)
1,253,098 10,376
LargeCap S&P 500 Index Fund
(a)
8,751,871 237,788
$ 289,272
TOTAL INVESTMENT COMPANIES $ 460,569
Total Investments $ 460,569
Other Assets and Liabilities -  (0.01)% (60)
TOTAL NET ASSETS - 100.00% $ 460,509
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 28,151 $ 13,589 $ 2,589 $ 41,108
Diversified International Fund 71,690 16,439 5,805 98,690
High Income Fund 7,268 3,205 633 10,376
International Small Company Fund 7,204 1,802 827 9,748
LargeCap S&P 500 Index Fund 152,024 54,607 12,952 237,788
MidCap S&P 400 Index Fund 36,923 8,543 31,177 23,863
Origin Emerging Markets Fund 7,884 1,572 725 10,353
Real Estate Securities Fund 7,237 1,868 516 10,385
SmallCap S&P 600 Index Fund 11,541 4,204 1,087 18,258
$ 329,922 $ 105,829 $ 56,311 $ 460,569
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,257 $ 1 $ — $ 1,956
Diversified International Fund 2,156 2 — 16,364
High Income Fund 459 — — 536
International Small Company Fund 168 — — 1,569
LargeCap S&P 500 Index Fund 2,431 (1) 4,664 44,110
MidCap S&P 400 Index Fund 641 759 996 8,815
Origin Emerging Markets Fund 207 — — 1,622
Real Estate Securities Fund 163 — — 1,796
SmallCap S&P 600 Index Fund 219 — 406 3,600
$ 7,701 $ 761 $ 6,066 $ 80,368
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .06%
Diversified International Fund
(a)
6,665,681 $ 96,052
International Small Company Fund
(a)
881,755 9,497
MidCap S&P 400 Index Fund
(a)
942,868 23,298
Origin Emerging Markets Fund
(a)
949,780 10,077
Real Estate Securities Fund
(a)
323,228 9,322
SmallCap S&P 600 Index Fund
(a)
626,142 17,795
$ 166,041
Principal Funds, Inc. Institutional Class - 59 .95%
Bond Market Index Fund
(a)
1,484,313 12,810
High Income Fund
(a)
520,270 4,308
LargeCap S&P 500 Index Fund
(a)
8,515,187 231,357
$ 248,475
TOTAL INVESTMENT COMPANIES $ 414,516
Total Investments $ 414,516
Other Assets and Liabilities -  (0.01)% (55)
TOTAL NET ASSETS - 100.00% $ 414,461
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 9,042 $ 5,993 $ 2,827 $ 12,810
Diversified International Fund 67,350 16,802 3,658 96,052
High Income Fund 3,143 1,876 940 4,308
International Small Company Fund 6,799 1,682 482 9,497
LargeCap S&P 500 Index Fund 142,914 53,806 7,331 231,357
MidCap S&P 400 Index Fund 34,735 8,655 29,214 23,298
Origin Emerging Markets Fund 7,462 1,563 493 10,077
Real Estate Securities Fund 6,323 1,746 340 9,322
SmallCap S&P 600 Index Fund 10,922 4,317 906 17,795
$ 288,690 $ 96,440 $ 46,191 $ 414,516
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 403 $ (22) $ — $ 624
Diversified International Fund 2,020 3 — 15,555
High Income Fund 177 9 — 220
International Small Company Fund 158 — — 1,498
LargeCap S&P 500 Index Fund 2,283 (4) 4,378 41,972
MidCap S&P 400 Index Fund 602 681 935 8,441
Origin Emerging Markets Fund 195 — — 1,545
Real Estate Securities Fund 145 — — 1,593
SmallCap S&P 600 Index Fund 208 — 383 3,462
$ 6,191 $ 667 $ 5,696 $ 74,910
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .30%
Diversified International Fund
(a)
4,093,775 $ 58,991
International Small Company Fund
(a)
543,082 5,849
MidCap S&P 400 Index Fund
(a)
585,105 14,458
Origin Emerging Markets Fund
(a)
583,567 6,192
Real Estate Securities Fund
(a)
198,445 5,723
SmallCap S&P 600 Index Fund
(a)
386,553 10,986
$ 102,199
Principal Funds, Inc. Institutional Class - 59 .72%
Bond Market Index Fund
(a)
818,168 7,061
High Income Fund
(a)
293,529 2,430
LargeCap S&P 500 Index Fund
(a)
5,224,339 141,945
$ 151,436
TOTAL INVESTMENT COMPANIES $ 253,635
Total Investments $ 253,635
Other Assets and Liabilities -  (0.02)% (42)
TOTAL NET ASSETS - 100.00% $ 253,593
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 5,262 $ 3,219 $ 1,744 $ 7,061
Diversified International Fund 38,845 12,972 2,008 58,991
High Income Fund 1,826 1,047 575 2,430
International Small Company Fund 3,968 1,364 372 5,849
LargeCap S&P 500 Index Fund 82,490 38,575 3,969 141,945
MidCap S&P 400 Index Fund 20,069 6,612 17,619 14,458
Origin Emerging Markets Fund 4,307 1,254 281 6,192
Real Estate Securities Fund 3,675 1,318 217 5,723
SmallCap S&P 600 Index Fund 6,322 3,029 445 10,986
$ 166,764 $ 69,390 $ 27,230 $ 253,635
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 237 $ (9) $ — $ 333
Diversified International Fund 1,178 1 — 9,181
High Income Fund 102 5 — 127
International Small Company Fund 93 — — 889
LargeCap S&P 500 Index Fund 1,330 (1) 2,550 24,850
MidCap S&P 400 Index Fund 352 526 545 4,870
Origin Emerging Markets Fund 114 — — 912
Real Estate Securities Fund 86 — — 947
SmallCap S&P 600 Index Fund 122 — 225 2,080
$ 3,614 $ 522 $ 3,320 $ 44,189
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .33%
Diversified International Fund
(a)
2,130,691 $ 30,703
International Small Company Fund
(a)
283,170 3,050
MidCap S&P 400 Index Fund
(a)
305,321 7,545
Origin Emerging Markets Fund
(a)
303,808 3,223
Real Estate Securities Fund
(a)
103,879 2,996
SmallCap S&P 600 Index Fund
(a)
201,658 5,731
$ 53,248
Principal Funds, Inc. Institutional Class - 59 .69%
Bond Market Index Fund
(a)
426,503 3,681
High Income Fund
(a)
152,975 1,267
LargeCap S&P 500 Index Fund
(a)
2,718,274 73,855
$ 78,803
TOTAL INVESTMENT COMPANIES $ 132,051
Total Investments $ 132,051
Other Assets and Liabilities -  (0.02)% (31)
TOTAL NET ASSETS - 100.00% $ 132,020
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 2,599 $ 1,835 $ 920 $ 3,681
Diversified International Fund 19,039 8,267 1,198 30,703
High Income Fund 900 600 299 1,267
International Small Company Fund 1,966 876 241 3,050
LargeCap S&P 500 Index Fund 40,446 23,330 2,412 73,855
MidCap S&P 400 Index Fund 9,856 4,209 9,228 7,545
Origin Emerging Markets Fund 2,112 821 166 3,223
Real Estate Securities Fund 1,811 837 135 2,996
SmallCap S&P 600 Index Fund 3,119 1,827 277 5,731
$ 81,848 $ 42,602 $ 14,876 $ 132,051
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 119 $ (3) $ — $ 170
Diversified International Fund 588 1 — 4,594
High Income Fund 52 3 — 63
International Small Company Fund 47 — — 449
LargeCap S&P 500 Index Fund 662 1 1,269 12,490
MidCap S&P 400 Index Fund 176 273 273 2,435
Origin Emerging Markets Fund 57 — — 456
Real Estate Securities Fund 44 — — 483
SmallCap S&P 600 Index Fund 61 — 114 1,062
$ 1,806 $ 275 $ 1,656 $ 22,202
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .07 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .54%
Diversified International Fund
(a)
663,872 $ 9,566
International Small Company Fund
(a)
88,850 957
MidCap S&P 400 Index Fund
(a)
97,608 2,412
Origin Emerging Markets Fund
(a)
94,701 1,005
Real Estate Securities Fund
(a)
32,716 944
SmallCap S&P 600 Index Fund
(a)
63,445 1,803
$ 16,687
Principal Funds, Inc. Institutional Class - 59 .53%
Bond Market Index Fund
(a)
133,812 1,155
High Income Fund
(a)
47,914 396
LargeCap S&P 500 Index Fund
(a)
844,822 22,954
$ 24,505
TOTAL INVESTMENT COMPANIES $ 41,192
Total Investments $ 41,192
Other Assets and Liabilities -  (0.07)% (29)
TOTAL NET ASSETS - 100.00% $ 41,163
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 744 $ 652 $ 290 $ 1,155
Diversified International Fund 5,441 3,250 460 9,566
High Income Fund 258 215 96 396
International Small Company Fund 563 350 88 957
LargeCap S&P 500 Index Fund 11,568 8,658 932 22,954
MidCap S&P 400 Index Fund 2,815 1,665 2,861 2,412
Origin Emerging Markets Fund 604 331 61 1,005
Real Estate Securities Fund 519 331 50 944
SmallCap S&P 600 Index Fund 885 714 114 1,803
$ 23,397 $ 16,166 $ 4,952 $ 41,192
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 34 $ (2) $ — $ 51
Diversified International Fund 166 — — 1,335
High Income Fund 15 — — 19
International Small Company Fund 13 — — 132
LargeCap S&P 500 Index Fund 187 (1) 359 3,661
MidCap S&P 400 Index Fund 50 44 77 749
Origin Emerging Markets Fund 16 — — 131
Real Estate Securities Fund 13 — — 144
SmallCap S&P 600 Index Fund 17 — 32 318
$ 511 $ 41 $ 468 $ 6,540
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .92 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .46%
Diversified International Fund
(a)
57,927 $ 835
International Small Company Fund
(a)
7,771 84
MidCap S&P 400 Index Fund
(a)
8,457 209
Origin Emerging Markets Fund
(a)
8,282 88
Real Estate Securities Fund
(a)
2,863 82
SmallCap S&P 600 Index Fund
(a)
5,548 158
$ 1,456
Principal Funds, Inc. Institutional Class - 59 .46%
Bond Market Index Fund
(a)
11,743 101
High Income Fund
(a)
4,193 35
LargeCap S&P 500 Index Fund
(a)
73,757 2,004
$ 2,140
TOTAL INVESTMENT COMPANIES $ 3,596
Total Investments $ 3,596
Other Assets and Liabilities -  0.08% 3
TOTAL NET ASSETS - 100.00% $ 3,599
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 22 $ 108 $ 32 $ 101
Diversified International Fund 157 727 122 835
High Income Fund 8 37 10 35
International Small Company Fund 17 73 14 84
LargeCap S&P 500 Index Fund 332 1,721 264 2,004
MidCap S&P 400 Index Fund 82 357 273 209
Origin Emerging Markets Fund 17 77 13 88
Real Estate Securities Fund 15 71 11 82
SmallCap S&P 600 Index Fund 28 130 20 158
$ 678 $ 3,301 $ 759 $ 3,596
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1 $ — $ — $ 3
Diversified International Fund 7 — — 73
High Income Fund 1 — — —
International Small Company Fund — — — 8
LargeCap S&P 500 Index Fund 7 2 13 213
MidCap S&P 400 Index Fund 2 7 3 36
Origin Emerging Markets Fund 1 — — 7
Real Estate Securities Fund 1 — — 7
SmallCap S&P 600 Index Fund 1 — 2 20
$ 21 $ 9 $ 18 $ 367
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .71%
Diversified International Fund
(a)
817,140 $ 11,775
Diversified Real Asset Fund
(a)
291,928 3,322
International Small Company Fund
(a)
108,474 1,168
MidCap S&P 400 Index Fund
(a)
117,469 2,902
Origin Emerging Markets Fund
(a)
116,388 1,235
SmallCap S&P 600 Index Fund
(a)
76,837 2,184
$ 22,586
Principal Funds, Inc. Institutional Class - 84 .31%
Bond Market Index Fund
(a)
5,669,408 48,927
High Income Fund
(a)
1,254,003 10,383
Inflation Protection Fund
(a)
1,081,781 8,503
LargeCap S&P 500 Index Fund
(a)
1,042,690 28,330
Short-Term Income Fund
(a)
2,097,318 25,084
$ 121,227
TOTAL INVESTMENT COMPANIES $ 143,813
Total Investments $ 143,813
Other Assets and Liabilities -  (0.02)% (22)
TOTAL NET ASSETS - 100.00% $ 143,791
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 35,504 $ 13,855 $ 2,816 $ 48,927
Diversified International Fund 8,515 2,527 1,229 11,775
Diversified Real Asset Fund 2,571 797 354 3,322
High Income Fund 7,109 3,271 524 10,383
Inflation Protection Fund 6,650 2,389 865 8,503
International Small Company Fund 859 299 179 1,168
LargeCap S&P 500 Index Fund 18,052 7,441 2,457 28,330
MidCap S&P 400 Index Fund 4,378 1,451 4,083 2,902
Origin Emerging Markets Fund 926 276 161 1,235
Short-Term Income Fund 18,638 7,130 1,373 25,084
SmallCap S&P 600 Index Fund 1,369 582 201 2,184
$ 104,571 $ 40,018 $ 14,242 $ 143,813
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,572 $ (2) $ — $ 2,386
Diversified International Fund 254 7 — 1,955
Diversified Real Asset Fund 62 — — 308
High Income Fund 453 — — 527
Inflation Protection Fund 250 — — 329
International Small Company Fund 20 1 — 188
LargeCap S&P 500 Index Fund 287 5 551 5,289
MidCap S&P 400 Index Fund 75 (15) 118 1,171
Origin Emerging Markets Fund 24 — — 194
Short-Term Income Fund 576 2 — 687
SmallCap S&P 600 Index Fund 26 — 48 434
$ 3,599 $ (2) $ 717 $ 13,468
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54 .85%
Blue Chip Fund
(a)
734,438 $ 33,050
Core Fixed Income Fund
(a)
31,617,343 271,909
Diversified International Fund
(a)
3,085,741 44,466
Diversified Real Asset Fund
(a)
1,610,619 18,329
International Small Company Fund
(a)
599,394 6,456
LargeCap Growth Fund I
(a)
1,622,625 32,485
MidCap Fund
(a)
115,158 5,070
MidCap Value Fund I
(a)
332,973 6,070
Origin Emerging Markets Fund
(a)
938,103 9,953
SmallCap Growth Fund I
(a),(b)
360,957 5,627
SmallCap Value Fund II
(a)
462,677 6,149
$ 439,564
Principal Funds, Inc. Institutional Class - 45 .16%
Equity Income Fund
(a)
734,589 30,647
High Income Fund
(a)
7,010,016 58,043
Inflation Protection Fund
(a)
5,993,789 47,111
LargeCap S&P 500 Index Fund
(a)
1,224,906 33,281
LargeCap Value Fund III
(a)
1,535,045 30,747
MidCap Growth Fund III
(a),(b)
343,103 3,976
Overseas Fund
(a)
1,631,664 18,340
Short-Term Income Fund
(a)
11,687,227 139,779
$ 361,924
TOTAL INVESTMENT COMPANIES $ 801,488
Total Investments $ 801,488
Other Assets and Liabilities -  (0.01)% (51)
TOTAL NET ASSETS - 100.00% $ 801,437
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 28,543 $ 2,876 $ 7,411 $ 33,050
Core Fixed Income Fund 259,445 24,160 31,895 271,909
Diversified International Fund 38,248 5,217 7,436 44,466
Diversified Real Asset Fund 17,816 779 2,246 18,329
Equity Income Fund 24,487 4,042 4,079 30,647
High Income Fund 52,380 7,953 5,930 58,043
Inflation Protection Fund 48,502 3,936 7,319 47,111
International Small Company Fund 6,169 249 1,204 6,456
LargeCap Growth Fund I 28,058 4,689 7,289 32,485
LargeCap S&P 500 Index Fund 26,413 4,084 4,284 33,281
LargeCap Value Fund III 24,732 5,101 4,157 30,747
MidCap Fund 4,361 189 849 5,070
MidCap Growth Fund III 11,697 1,054 10,345 3,976
MidCap Value Fund I 16,340 1,030 14,284 6,070
Origin Emerging Markets Fund 9,962 397 2,331 9,953
Overseas Fund 20,919 1,657 6,409 18,340
Short-Term Income Fund 136,995 13,796 15,543 139,779
SmallCap Growth Fund I 4,694 404 979 5,627
SmallCap Value Fund II 5,103 608 985 6,149
$ 764,864 $ 82,221 $ 134,975 $ 801,488
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 10 $ 4,139 $ — $ 4,903
Core Fixed Income Fund 7,083 (1,818) — 22,017
Diversified International Fund 1,095 81 — 8,356
Diversified Real Asset Fund 383 (37) — 2,017
Equity Income Fund 419 (161) 192 6,358
High Income Fund 2,908 (171) — 3,811
Inflation Protection Fund 1,748 (57) — 2,049
International Small Company Fund 136 32 — 1,210
LargeCap Growth Fund I 28 (495) 1,780 7,522
LargeCap S&P 500 Index Fund 405 49 777 7,019
LargeCap Value Fund III 488 81 374 4,990
MidCap Fund 6 (76) 122 1,445
MidCap Growth Fund III — 1,302 908 268
MidCap Value Fund I 252 1,287 574 1,697
Origin Emerging Markets Fund 249 144 — 1,781
Overseas Fund 986 592 415 1,581
Short-Term Income Fund 3,678 (75) — 4,606
SmallCap Growth Fund I — (45) — 1,553
SmallCap Value Fund II 161 (44) 23 1,467
$ 20,035 $ 4,728 $ 5,165 $ 84,650
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .84 % Shares Held Value (000's)
Money Market Funds - 0 .84%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
52,948,849 $ 52,949
TOTAL INVESTMENT COMPANIES $ 52,949
COMMON STOCKS - 99 .13 % Shares Held Value (000's)
Entertainment - 0 .59%
Marriott Vacations Worldwide Corp 438,498 $ 37,088
REITs - 98 .54%
Alexandria Real Estate Equities Inc 1,133,293 132,924
American Healthcare REIT Inc 2,363,381 37,672
American Homes 4 Rent 4,579,269 165,266
American Tower Corp 3,074,171 677,547
Americold Realty Trust Inc 4,972,351 148,624
AvalonBay Communities Inc 1,538,796 315,330
Broadstone Net Lease Inc 4,899,431 85,299
Cousins Properties Inc 3,163,467 87,027
DiamondRock Hospitality Co 4,462,835 36,729
Digital Realty Trust Inc 1,271,478 190,073
Equinix Inc 553,186 437,150
Equity Residential 2,269,668 158,037
Essex Property Trust Inc 456,028 126,940
Extra Space Storage Inc 1,985,609 316,943
Gaming and Leisure Properties Inc 2,501,553 125,578
Healthcare Realty Trust Inc 3,349,776 59,258
InvenTrust Properties Corp 1,626,971 45,832
Invitation Homes Inc 6,223,491 219,503
Kilroy Realty Corp 1,517,180 56,090
Lineage Inc
(c)
435,150 38,241
National Health Investors Inc 779,140 58,326
NETSTREIT Corp 1,782,131 29,352
NNN REIT Inc 2,242,518 100,667
Prologis Inc 3,170,068 399,587
Regency Centers Corp 3,101,882 208,881
Rexford Industrial Realty Inc 3,193,413 160,022
Ryman Hospitality Properties Inc 718,356 72,202
Sabra Health Care REIT Inc 7,049,294 114,410
Saul Centers Inc 279,987 11,073
SBA Communications Corp 1,054,533 231,512
Simon Property Group Inc 329,642 50,580
Sun Communities Inc 1,128,324 142,992
Terreno Realty Corp 1,845,145 126,226
Ventas Inc 6,352,150 345,811
VICI Properties Inc 7,347,231 229,674
Welltower Inc 3,805,408 423,352
Weyerhaeuser Co 1,695,749 53,857
$ 6,218,587
TOTAL COMMON STOCKS $ 6,255,675
Total Investments $ 6,308,624
Other Assets and Liabilities -  0.03% 1,633
TOTAL NET ASSETS - 100.00% $ 6,310,257
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 127,008 $ 647,417 $ 721,476 $ 52,949
$ 127,008 $ 647,417 $ 721,476 $ 52,949
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 2,538 $ — $ — $ —
$ 2,538 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .62%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
28,699,947 $ 28,700
Principal Exchange-Traded Funds - 14 .25%
Principal U.S. Mega-Cap ETF
(a)
9,681,257 521,239
Principal U.S. Small-Cap ETF
(a)
2,591,700 135,442
$ 656,681
Principal Funds, Inc. Class R-6 - 46 .91%
Blue Chip Fund
(a)
7,889,899 355,045
Core Fixed Income Fund
(a)
82,545,139 709,888
Diversified International Fund
(a)
11,322,863 163,162
Diversified Real Asset Fund
(a)
12,570,359 143,051
High Yield Fund
(a)
24,723,075 166,139
International Equity Index Fund
(a)
1,882,083 22,679
International Small Company Fund
(a)
4,265,712 45,942
LargeCap Growth Fund I
(a)
7,765,858 155,473
MidCap Fund
(a)
1,428,351 62,890
Origin Emerging Markets Fund
(a)
8,568,020 90,907
Real Estate Securities Fund
(a)
1,590,253 45,863
Small-MidCap Dividend Income Fund
(a)
3,618,024 70,154
Spectrum Preferred and Capital Securities Income
Fund
(a)
14,366,665 131,024
$ 2,162,217
Principal Funds, Inc. Institutional Class - 38 .26%
Bond Market Index Fund
(a)
23,462,916 202,485
Equity Income Fund
(a)
8,019,805 334,586
Finisterre Emerging Markets Total Return Bond
Fund
(a)
6,889,334 60,557
Government & High Quality Bond Fund
(a)
6,739,654 60,792
Inflation Protection Fund
(a)
11,812,717 92,848
LargeCap S&P 500 Index Fund
(a)
3,598,670 97,776
LargeCap Value Fund III
(a)
12,682,740 254,035
Overseas Fund
(a)
13,456,844 151,255
Principal Capital Appreciation Fund
(a)
5,265,526 426,613
Short-Term Income Fund
(a)
6,893,811 82,450
$ 1,763,397
TOTAL INVESTMENT COMPANIES $ 4,610,995
Total Investments $ 4,610,995
Other Assets and Liabilities -  (0.04)% (1,946)
TOTAL NET ASSETS - 100.00% $ 4,609,049
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Balanced Portfolio
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 369,375 $ 1,908 $ 129,446 $ 355,045
Bond Market Index Fund 268,530 26,604 106,613 202,485
Core Fixed Income Fund 571,458 117,297 25,647 709,888
Diversified International Fund 147,549 4,837 21,183 163,162
Diversified Real Asset Fund 126,055 9,946 7,688 143,051
Equity Income Fund 279,957 9,099 25,817 334,586
Finisterre Emerging Markets Total Return Bond Fund 54,902 4,679 2,635 60,557
Government & High Quality Bond Fund 56,521 2,306 3,055 60,792
High Yield Fund 151,899 10,285 7,502 166,139
Inflation Protection Fund 71,715 19,344 1,500 92,848
International Equity Index Fund 20,021 1,245 2,414 22,679
International Small Company Fund 39,816 1,131 3,306 45,942
LargeCap Growth Fund I 137,994 9,525 27,511 155,473
LargeCap S&P 500 Index Fund 82,637 4,234 11,403 97,776
LargeCap Value Fund III 146,939 83,210 10,714 254,035
MidCap Fund 68,102 2,323 27,859 62,890
Origin Emerging Markets Fund 87,585 2,534 16,015 90,907
Overseas Fund 95,715 44,534 2,688 151,255
Principal Capital Appreciation Fund 372,396 5,704 69,880 426,613
Principal Government Money Market Fund - Class R-6 5.23% 29,543 11,254 12,097 28,700
Principal U.S. Mega-Cap ETF 422,573 37,081 67,148 521,239
Principal U.S. Small-Cap ETF 76,269 24,674 — 135,442
Real Estate Securities Fund 37,636 1,450 1,980 45,863
Short-Term Income Fund 81,516 3,177 4,972 82,450
Small-MidCap Dividend Income Fund 78,521 2,146 31,473 70,154
Spectrum Preferred and Capital Securities Income Fund 120,976 6,242 7,957 131,024
$ 3,996,200 $ 446,769 $ 628,503 $ 4,610,995
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 119 $ 80,493 $ — $ 32,715
Bond Market Index Fund 7,583 (4,542) — 18,506
Core Fixed Income Fund 17,516 (3,325) — 50,105
Diversified International Fund 4,310 2,969 — 28,990
Diversified Real Asset Fund 2,935 (974) — 15,712
Equity Income Fund 4,910 10,371 2,233 60,976
Finisterre Emerging Markets Total Return Bond Fund 3,600 (500) — 4,111
Government & High Quality Bond Fund 1,384 (210) — 5,230
High Yield Fund 8,127 (618) — 12,075
Inflation Protection Fund 2,674 (215) — 3,504
International Equity Index Fund 652 60 187 3,767
International Small Company Fund 893 77 — 8,224
LargeCap Growth Fund I 138 (2,968) 8,698 38,433
LargeCap S&P 500 Index Fund 1,263 1,284 2,425 21,024
LargeCap Value Fund III 2,956 (223) 2,263 34,823
MidCap Fund 81 4,874 1,725 15,450
Origin Emerging Markets Fund 2,214 (3,397) — 20,200
Overseas Fund 5,379 (71) 2,265 13,765
Principal Capital Appreciation Fund 3,956 5,931 — 112,462
Principal Government Money Market Fund - Class R-6 5.23% 1,222 — — —
Principal U.S. Mega-Cap ETF 5,177 9,669 — 119,064
Principal U.S. Small-Cap ETF 796 — — 34,499
Real Estate Securities Fund 772 (3) — 8,760
Short-Term Income Fund 2,235 (82) — 2,811
Small-MidCap Dividend Income Fund 1,186 2,975 570 17,985
Spectrum Preferred and Capital Securities Income Fund 5,163 (1,066) — 12,829
$ 87,241 $ 100,509 $ 20,366 $ 696,020
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .60%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
11,218,195 $ 11,218
Principal Exchange-Traded Funds - 9 .50%
Principal U.S. Mega-Cap ETF
(a)
2,601,648 140,072
Principal U.S. Small-Cap ETF
(a)
693,700 36,253
$ 176,325
Principal Funds, Inc. Class R-6 - 51 .83%
Blue Chip Fund
(a)
2,339,959 105,298
Core Fixed Income Fund
(a)
58,586,612 503,845
Diversified International Fund
(a)
3,246,106 46,776
Diversified Real Asset Fund
(a)
4,155,735 47,292
High Yield Fund
(a)
11,451,139 76,952
International Equity Index Fund
(a)
743,888 8,964
International Small Company Fund
(a)
1,056,195 11,375
LargeCap Growth Fund I
(a)
1,119,626 22,415
Origin Emerging Markets Fund
(a)
2,087,715 22,151
Real Estate Securities Fund
(a)
659,488 19,020
Small-MidCap Dividend Income Fund
(a)
1,368,825 26,541
Spectrum Preferred and Capital Securities Income
Fund
(a)
7,779,120 70,946
$ 961,575
Principal Funds, Inc. Institutional Class - 38 .11%
Bond Market Index Fund
(a)
21,358,502 184,324
Equity Income Fund
(a)
2,841,607 118,552
Finisterre Emerging Markets Total Return Bond
Fund
(a)
4,572,816 40,195
Government & High Quality Bond Fund
(a)
4,826,248 43,533
Inflation Protection Fund
(a)
8,869,515 69,714
LargeCap S&P 500 Index Fund
(a)
1,088,534 29,576
LargeCap Value Fund III
(a)
1,637,160 32,792
Overseas Fund
(a)
2,683,090 30,158
Principal Capital Appreciation Fund
(a)
1,370,725 111,056
Short-Term Income Fund
(a)
3,934,378 47,055
$ 706,955
TOTAL INVESTMENT COMPANIES $ 1,856,073
Total Investments $ 1,856,073
Other Assets and Liabilities -  (0.04)% (743)
TOTAL NET ASSETS - 100.00% $ 1,855,330
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 99,516 $ 2,330 $ 27,180 $ 105,298
Bond Market Index Fund 214,080 17,474 58,485 184,324
Core Fixed Income Fund 394,896 91,189 14,970 503,845
Diversified International Fund 40,632 1,821 4,485 46,776
Diversified Real Asset Fund 44,915 1,348 4,040 47,292
Equity Income Fund 98,544 5,261 10,381 118,552
Finisterre Emerging Markets Total Return Bond Fund 37,388 3,464 3,122 40,195
Government & High Quality Bond Fund 38,895 3,221 2,083 43,533
High Yield Fund 67,802 7,106 3,114 76,952
Inflation Protection Fund 60,562 9,600 3,105 69,714
International Equity Index Fund 8,030 767 1,372 8,964
International Small Company Fund 9,935 708 1,337 11,375
LargeCap Growth Fund I 20,782 1,750 5,346 22,415
LargeCap S&P 500 Index Fund 25,776 1,698 4,801 29,576
LargeCap Value Fund III 19,862 10,384 2,282 32,792
MidCap Fund 16,174 534 20,441 —
Origin Emerging Markets Fund 21,820 561 4,467 22,151
Overseas Fund 16,289 12,392 1,327 30,158
Principal Capital Appreciation Fund 94,956 3,448 17,744 111,056
Principal Government Money Market Fund - Class R-6 5.23% 8,997 4,427 2,206 11,218
Principal U.S. Mega-Cap ETF 114,370 13,145 22,854 140,072
Principal U.S. Small-Cap ETF 24,853 1,981 — 36,253
Real Estate Securities Fund 11,620 4,844 634 19,020
Short-Term Income Fund 44,004 3,586 2,033 47,055
Small-MidCap Dividend Income Fund 19,984 1,758 1,188 26,541
Spectrum Preferred and Capital Securities Income Fund 64,422 4,951 4,723 70,946
$ 1,619,104 $ 209,748 $ 223,720 $ 1,856,073
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 32 $ 11,575 $ — $ 19,057
Bond Market Index Fund 8,306 (3,902) — 15,157
Core Fixed Income Fund 12,323 (2,635) — 35,365
Diversified International Fund 1,183 402 — 8,406
Diversified Real Asset Fund 993 (516) — 5,585
Equity Income Fund 1,737 365 785 24,763
Finisterre Emerging Markets Total Return Bond Fund 2,402 (594) — 3,059
Government & High Quality Bond Fund 959 (150) — 3,650
High Yield Fund 3,675 (167) — 5,325
Inflation Protection Fund 2,257 (439) — 3,096
International Equity Index Fund 262 41 75 1,498
International Small Company Fund 223 25 — 2,044
LargeCap Growth Fund I 21 746 1,324 4,483
LargeCap S&P 500 Index Fund 398 560 764 6,343
LargeCap Value Fund III 399 54 306 4,774
MidCap Fund 21 4,071 460 (338)
Origin Emerging Markets Fund 555 (445) — 4,682
Overseas Fund 782 9 329 2,795
Principal Capital Appreciation Fund 1,022 1,628 — 28,768
Principal Government Money Market Fund - Class R-6 5.23% 449 — — —
Principal U.S. Mega-Cap ETF 1,423 3,380 — 32,031
Principal U.S. Small-Cap ETF 213 — — 9,419
Real Estate Securities Fund 272 (8) — 3,198
Short-Term Income Fund 1,226 (11) — 1,509
Small-MidCap Dividend Income Fund 372 26 147 5,961
Spectrum Preferred and Capital Securities Income Fund 2,774 (633) — 6,929
$ 44,279 $ 13,382 $ 4,190 $ 237,559
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .86%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
27,603,023 $ 27,603
Principal Exchange-Traded Funds - 16 .26%
Principal U.S. Mega-Cap ETF
(a)
7,385,445 397,632
Principal U.S. Small-Cap ETF
(a)
2,338,800 122,226
$ 519,858
Principal Funds, Inc. Class R-6 - 41 .80%
Blue Chip Fund
(a)
7,798,219 350,920
Core Fixed Income Fund
(a)
27,052,274 232,650
Diversified International Fund
(a)
9,090,647 130,996
Diversified Real Asset Fund
(a)
9,734,716 110,781
High Yield Fund
(a)
6,641,778 44,633
International Equity Index Fund
(a)
2,462,097 29,668
International Small Company Fund
(a)
4,445,895 47,882
LargeCap Growth Fund I
(a)
6,960,574 139,351
MidCap Fund
(a)
1,025,804 45,166
Origin Emerging Markets Fund
(a)
7,605,034 80,689
Real Estate Securities Fund
(a)
1,528,869 44,093
Small-MidCap Dividend Income Fund
(a)
2,182,358 42,316
Spectrum Preferred and Capital Securities Income
Fund
(a)
4,148,470 37,834
$ 1,336,979
Principal Funds, Inc. Institutional Class - 41 .12%
Bond Market Index Fund
(a)
9,720,470 83,888
Equity Income Fund
(a)
8,296,010 346,109
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,495,020 21,931
Government & High Quality Bond Fund
(a)
1,770,712 15,972
Inflation Protection Fund
(a)
2,287,415 17,979
LargeCap S&P 500 Index Fund
(a)
2,865,137 77,846
LargeCap Value Fund III
(a)
11,640,686 233,163
Overseas Fund
(a)
11,196,605 125,850
Principal Capital Appreciation Fund
(a)
4,843,189 392,395
$ 1,315,133
TOTAL INVESTMENT COMPANIES $ 3,199,573
Total Investments $ 3,199,573
Other Assets and Liabilities -  (0.04)% (1,387)
TOTAL NET ASSETS - 100.00% $ 3,198,186
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 338,572 $ 758 $ 95,876 $ 350,920
Bond Market Index Fund 84,366 22,781 27,863 83,888
Core Fixed Income Fund 165,698 60,156 7,206 232,650
Diversified International Fund 154,420 4,790 58,494 130,996
Diversified Real Asset Fund 96,542 8,973 6,070 110,781
Equity Income Fund 281,364 12,893 20,527 346,109
Finisterre Emerging Markets Total Return Bond Fund 21,926 1,498 2,946 21,931
Government & High Quality Bond Fund 17,144 530 3,165 15,972
High Yield Fund 42,232 2,531 3,300 44,633
Inflation Protection Fund 18,233 1,048 2,033 17,979
International Equity Index Fund 27,041 1,284 3,821 29,668
International Small Company Fund 37,098 5,387 2,705 47,882
LargeCap Growth Fund I 119,125 7,891 18,727 139,351
LargeCap S&P 500 Index Fund 70,220 3,446 14,320 77,846
LargeCap Value Fund III 138,293 72,531 9,875 233,163
MidCap Fund 58,696 1,534 31,339 45,166
Origin Emerging Markets Fund 79,771 2,153 15,992 80,689
Overseas Fund 65,961 53,581 5,400 125,850
Principal Capital Appreciation Fund 331,307 4,121 49,776 392,395
Principal Government Money Market Fund - Class R-6 5.23% 27,558 11,779 11,734 27,603
Principal U.S. Mega-Cap ETF 325,269 12,446 36,259 397,632
Principal U.S. Small-Cap ETF 67,064 25,459 — 122,226
Real Estate Securities Fund 38,673 1,121 4,475 44,093
Small-MidCap Dividend Income Fund 61,361 1,218 35,277 42,316
Spectrum Preferred and Capital Securities Income Fund 36,210 1,802 3,681 37,834
$ 2,704,144 $ 321,711 $ 470,861 $ 3,199,573
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 115 $ 56,715 $ — $ 50,751
Bond Market Index Fund 2,782 (1,268) — 5,872
Core Fixed Income Fund 5,467 (1,291) — 15,293
Diversified International Fund 4,479 8,074 — 22,206
Diversified Real Asset Fund 2,257 (733) — 12,069
Equity Income Fund 5,036 1,328 2,239 71,051
Finisterre Emerging Markets Total Return Bond Fund 1,346 (550) — 2,003
Government & High Quality Bond Fund 392 (253) — 1,716
High Yield Fund 2,202 (196) — 3,366
Inflation Protection Fund 675 (220) — 951
International Equity Index Fund 882 172 252 4,992
International Small Company Fund 831 (62) — 8,164
LargeCap Growth Fund I 120 (2,730) 7,585 33,792
LargeCap S&P 500 Index Fund 1,075 1,860 2,062 16,640
LargeCap Value Fund III 2,766 (367) 2,117 32,581
MidCap Fund 64 5,351 1,371 10,924
Origin Emerging Markets Fund 1,986 (3,334) — 18,091
Overseas Fund 3,132 (186) 1,319 11,894
Principal Capital Appreciation Fund 3,539 5,418 — 101,325
Principal Government Money Market Fund - Class R-6 5.23% 1,191 — — —
Principal U.S. Mega-Cap ETF 3,868 5,245 — 90,931
Principal U.S. Small-Cap ETF 718 — — 29,703
Real Estate Securities Fund 762 — — 8,774
Small-MidCap Dividend Income Fund 779 3,426 404 11,588
Spectrum Preferred and Capital Securities Income Fund 1,509 (475) — 3,978
$ 47,973 $ 75,924 $ 17,349 $ 568,655
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .67%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
15,890,413 $ 15,890
Principal Exchange-Traded Funds - 8 .90%
Principal Active High Yield ETF
(a)
2,073,084 40,052
Principal U.S. Mega-Cap ETF
(a)
2,916,095 157,003
Principal U.S. Small-Cap ETF
(a)
285,000 14,894
$ 211,949
Principal Funds, Inc. Class R-6 - 48 .21%
Blue Chip Fund
(a)
531,061 23,898
Core Fixed Income Fund
(a)
91,713,151 788,733
Diversified International Fund
(a)
4,238,670 61,079
Diversified Real Asset Fund
(a)
2,527,123 28,759
Global Real Estate Securities Fund
(a)
1,204,456 11,514
High Yield Fund
(a)
9,460,980 63,578
LargeCap Growth Fund I
(a)
1,122,757 22,478
Real Estate Securities Fund
(a)
400,160 11,541
Small-MidCap Dividend Income Fund
(a)
2,162,208 41,925
Spectrum Preferred and Capital Securities Income
Fund
(a)
10,372,177 94,594
$ 1,148,099
Principal Funds, Inc. Institutional Class - 42 .26%
Bond Market Index Fund
(a)
33,217,056 286,663
Equity Income Fund
(a)
1,865,637 77,834
Finisterre Emerging Markets Total Return Bond
Fund
(a)
13,302,807 116,932
Government & High Quality Bond Fund
(a)
11,576,371 104,419
Inflation Protection Fund
(a)
18,314,819 143,954
LargeCap S&P 500 Index Fund
(a)
924,435 25,117
LargeCap Value Fund III
(a)
2,615,112 52,381
Overseas Fund
(a)
1,522,292 17,111
Principal Capital Appreciation Fund
(a)
1,221,702 98,982
Short-Term Income Fund
(a)
6,957,672 83,214
$ 1,006,607
TOTAL INVESTMENT COMPANIES $ 2,382,545
Total Investments $ 2,382,545
Other Assets and Liabilities -  (0.04)% (1,006)
TOTAL NET ASSETS - 100.00% $ 2,381,539
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 44,242 $ 122 $ 33,712 $ 23,898
Bond Market Index Fund 419,060 43,028 194,744 286,663
Core Fixed Income Fund 665,352 104,735 35,070 788,733
Diversified International Fund 56,574 2,056 9,557 61,079
Diversified Real Asset Fund 34,353 700 10,011 28,759
Equity Income Fund 70,802 2,390 12,955 77,834
Finisterre Emerging Markets Total Return Bond Fund 49,939 71,862 8,429 116,932
Global Real Estate Securities Fund 10,799 442 1,888 11,514
Government & High Quality Bond Fund 97,878 4,911 6,991 104,419
High Yield Fund 77,640 5,560 25,368 63,578
Inflation Protection Fund 118,785 25,171 5,309 143,954
LargeCap Growth Fund I 22,249 1,538 6,905 22,478
LargeCap S&P 500 Index Fund 22,852 1,232 5,020 25,117
LargeCap Value Fund III 21,879 29,568 4,600 52,381
Origin Emerging Markets Fund 10,720 267 12,477 —
Overseas Fund — 17,908 2,087 17,111
Principal Active High Yield ETF 37,087 — — 40,052
Principal Capital Appreciation Fund 93,061 1,428 24,172 98,982
Principal Government Money Market Fund - Class R-6 5.23% 15,209 9,744 9,063 15,890
Principal U.S. Mega-Cap ETF 133,835 17,539 35,718 157,003
Principal U.S. Small-Cap ETF — 13,566 — 14,894
Real Estate Securities Fund 10,646 424 1,886 11,541
Short-Term Income Fund 83,052 3,478 6,084 83,214
Small-MidCap Dividend Income Fund 68,386 1,476 44,691 41,925
Spectrum Preferred and Capital Securities Income Fund 92,937 4,378 11,550 94,594
$ 2,257,337 $ 363,523 $ 508,287 $ 2,382,545
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 16 $ 14,137 $ — $ (891)
Bond Market Index Fund 15,970 (11,722) — 31,041
Core Fixed Income Fund 19,953 (6,377) — 60,093
Diversified International Fund 1,625 557 — 11,449
Diversified Real Asset Fund 700 676 — 3,041
Equity Income Fund 1,196 3,615 557 13,982
Finisterre Emerging Markets Total Return Bond Fund 5,785 (1,631) — 5,191
Global Real Estate Securities Fund 334 232 — 1,929
Government & High Quality Bond Fund 2,355 (1,146) — 9,767
High Yield Fund 4,066 (70) — 5,816
Inflation Protection Fund 4,571 (746) — 6,053
LargeCap Growth Fund I 22 1,189 1,407 4,407
LargeCap S&P 500 Index Fund 349 689 670 5,364
LargeCap Value Fund III 433 58 331 5,476
Origin Emerging Markets Fund 267 (1,687) — 3,177
Overseas Fund — 87 — 1,203
Principal Active High Yield ETF 2,050 — — 2,965
Principal Capital Appreciation Fund 986 2,378 — 26,287
Principal Government Money Market Fund - Class R-6 5.23% 704 — — —
Principal U.S. Mega-Cap ETF 1,644 5,182 — 36,165
Principal U.S. Small-Cap ETF 56 — — 1,328
Real Estate Securities Fund 214 (19) — 2,376
Short-Term Income Fund 2,267 (85) — 2,853
Small-MidCap Dividend Income Fund 879 5,012 495 11,742
Spectrum Preferred and Capital Securities Income Fund 3,847 (1,667) — 10,496
$ 70,289 $ 8,662 $ 3,460 $ 261,310
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 1 .04%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
23,483,651 $ 23,484
Principal Exchange-Traded Funds - 17 .78%
Principal U.S. Mega-Cap ETF
(a)
5,626,800 302,947
Principal U.S. Small-Cap ETF
(a)
1,899,500 99,267
$ 402,214
Principal Funds, Inc. Class R-6 - 36 .80%
Blue Chip Fund
(a)
6,338,516 285,233
Diversified International Fund
(a)
7,893,854 113,751
Diversified Real Asset Fund
(a)
7,142,464 81,281
International Equity Index Fund
(a)
2,251,807 27,134
International Small Company Fund
(a)
5,163,029 55,606
LargeCap Growth Fund I
(a)
5,690,755 113,929
MidCap Fund
(a)
740,308 32,596
Origin Emerging Markets Fund
(a)
7,120,365 75,547
Real Estate Securities Fund
(a)
633,020 18,256
Small-MidCap Dividend Income Fund
(a)
1,487,469 28,842
$ 832,175
Principal Funds, Inc. Institutional Class - 44 .42%
Equity Income Fund
(a)
6,775,294 282,665
LargeCap S&P 500 Index Fund
(a)
2,463,595 66,936
LargeCap Value Fund III
(a)
10,419,826 208,709
Overseas Fund
(a)
10,158,762 114,185
Principal Capital Appreciation Fund
(a)
4,100,410 332,215
$ 1,004,710
TOTAL INVESTMENT COMPANIES $ 2,262,583
Total Investments $ 2,262,583
Other Assets and Liabilities -  (0.04)% (1,011)
TOTAL NET ASSETS - 100.00% $ 2,261,572
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 275,380 $ 1,218 $ 78,086 $ 285,233
Diversified International Fund 97,327 5,836 10,602 113,751
Diversified Real Asset Fund 68,640 7,294 2,809 81,281
Equity Income Fund 217,822 20,010 11,972 282,665
International Equity Index Fund 24,214 2,020 3,753 27,134
International Small Company Fund 42,344 7,492 3,534 55,606
LargeCap Growth Fund I 94,961 6,948 12,998 113,929
LargeCap S&P 500 Index Fund 57,218 4,441 10,171 66,936
LargeCap Value Fund III 110,559 78,931 7,616 208,709
MidCap Fund 35,790 1,388 15,294 32,596
Origin Emerging Markets Fund 74,688 2,973 16,118 75,547
Overseas Fund 90,201 20,259 8,033 114,185
Principal Capital Appreciation Fund 274,822 4,510 36,305 332,215
Principal Government Money Market Fund - Class R-6 5.23% 10,199 16,808 3,523 23,484
Principal U.S. Mega-Cap ETF 251,831 — 21,629 302,947
Principal U.S. Small-Cap ETF 47,483 28,516 — 99,267
Real Estate Securities Fund 8,903 8,116 1,483 18,256
Small-MidCap Dividend Income Fund 70,777 1,116 57,211 28,842
$ 1,853,159 $ 217,876 $ 301,137 $ 2,262,583
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 92 $ 33,973 $ — $ 52,748
Diversified International Fund 2,833 1,480 — 19,710
Diversified Real Asset Fund 1,638 (399) — 8,555
Equity Income Fund 3,968 163 1,742 56,642
International Equity Index Fund 789 128 225 4,525
International Small Company Fund 953 (741) — 10,045
LargeCap Growth Fund I 96 1,278 6,047 23,740
LargeCap S&P 500 Index Fund 877 1,088 1,685 14,360
LargeCap Value Fund III 2,213 6 1,694 26,829
MidCap Fund 47 2,968 1,010 7,744
Origin Emerging Markets Fund 1,867 318 — 13,686
Overseas Fund 4,459 (354) 1,878 12,112
Principal Capital Appreciation Fund 2,945 2,696 — 86,492
Principal Government Money Market Fund - Class R-6 5.23% 744 — — —
Principal U.S. Mega-Cap ETF 2,931 3,282 — 69,463
Principal U.S. Small-Cap ETF 583 — — 23,268
Real Estate Securities Fund 307 6 — 2,714
Small-MidCap Dividend Income Fund 599 4,150 340 10,010
$ 27,941 $ 50,042 $ 14,621 $ 442,643
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .75 % Shares Held Value (000's)
Money Market Funds - 4 .75%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
1,644,526 $ 1,645
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
145,130,949 145,131
$ 146,776
TOTAL INVESTMENT COMPANIES $ 146,776
BONDS - 89 .52%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .31%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 8,600 $ 8,713
Lockheed Martin Corp
4.50%, 02/15/2029 13,350 13,384
Northrop Grumman Corp
4.60%, 02/01/2029 10,000 10,001
RTX Corp
5.75%, 11/08/2026 8,075 8,244
$ 40,342
Agriculture - 0 .13%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 4,200 4,048
Airlines - 0 .42%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
9,433 9,311
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
3,614 3,597
$ 12,908
Automobile Asset Backed Securities - 5 .73%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 5,000 5,006
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 4,719 4,721
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 4,800 4,811
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
3,575 3,579
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
4,965 4,967
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
10,422 10,439
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
9,636 9,650
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 10,483
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 1,774 1,773
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 4,244 4,248
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 6,213 6,224
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 12,750 12,787
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 5,638 5,634
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 593 593
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 3,526 3,524
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
11,611 11,471
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
13,559 13,187
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
9,607 9,535
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
$ 6,100 $ 5,910
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
7,600 7,694
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 2,991 2,988
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
10,000 10,001
Westlake Automobile Receivables Trust 2024-2
5.75%, 08/16/2027
(d)
7,325 7,336
World Omni Auto Receivables Trust 2023-A
5.77%, 07/15/2026 3,189 3,189
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 5,216 5,220
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 12,000 12,008
$ 176,978
Banks - 16 .37%
Bank of America Corp
0.98%, 09/25/2025
(e)
19,500 19,361
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
9,600 9,135
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
19,400 18,734
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 24,500 24,470
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e),(f)
14,100 14,269
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
14,700 13,866
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 4,937
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 6,858
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
7,250 7,242
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
8,400 8,467
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 6,900 7,053
5.99%, 10/03/2028 3,440 3,596
Citigroup Inc
1.12%, 01/28/2027
(e)
19,600 18,468
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024 10,750 10,748
5.17%, 02/13/2030
(e),(f)
8,000 8,088
Secured Overnight Financing Rate + 1.36%
6.10%, 10/30/2024 9,600 9,606
Secured Overnight Financing Rate + 0.69%
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 6,100 6,222
6.82%, 11/20/2029
(e)
7,100 7,511
Secured Overnight Financing Rate + 2.51%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
8,600 8,119
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
10,500 10,374
Secured Overnight Financing Rate + 1.73%

Schedule of Investments
Short-Term Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
5.73%, 04/25/2030
(e)
$ 8,235 $ 8,506
Secured Overnight Financing Rate + 1.27%
6.16%, 12/09/2026 14,700 14,718
Secured Overnight Financing Rate + 0.79%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
9,300 9,227
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
15,800 14,888
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 18,588
Secured Overnight Financing Rate + 0.80%
3.88%, 09/10/2024 5,249 5,240
4.45%, 12/05/2029
(e)
6,650 6,560
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
5.57%, 04/22/2028
(e)
6,200 6,316
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
6,200 6,393
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027
(f)
14,400 14,592
Morgan Stanley
1.59%, 05/04/2027
(e)
10,750 10,127
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,660
Secured Overnight Financing Rate + 1.00%
5.05%, 01/28/2027
(e)
10,000 10,012
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
9,350 9,461
Secured Overnight Financing Rate + 1.45%
5.65%, 04/13/2028
(e)
2,575 2,624
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
6,200 6,395
Secured Overnight Financing Rate + 1.26%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
7,800 7,789
Royal Bank of Canada
0.88%, 01/20/2026 14,700 13,893
Societe Generale SA
2.63%, 01/22/2025
(d)
9,700 9,551
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 13,886
Truist Financial Corp
1.27%, 03/02/2027
(e)
5,230 4,918
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
10,000 10,771
Secured Overnight Financing Rate + 2.45%
UBS Group AG
2.59%, 09/11/2025
(d),(e)
15,600 15,547
Secured Overnight Financing Rate + 1.56%
3.87%, 01/12/2029
(d),(e)
15,000 14,426
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(e)
4,800 4,843
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
3,675 3,747
Secured Overnight Financing Rate + 1.56%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
9,800 9,632
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
14,600 14,255
Secured Overnight Financing Rate + 2.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
2.41%, 10/30/2025
(e)
$ 10,000 $ 9,922
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
5.71%, 04/22/2028
(e)
6,200 6,321
Secured Overnight Financing Rate + 1.07%
$ 505,932
Beverages - 0 .06%
Constellation Brands Inc
4.80%, 01/15/2029 2,000 2,005
Biotechnology - 0 .30%
Amgen Inc
5.15%, 03/02/2028 9,100 9,224
Chemicals - 0 .57%
Nutrien Ltd
5.90%, 11/07/2024 10,000 10,001
Westlake Corp
3.60%, 08/15/2026 7,900 7,703
$ 17,704
Commercial Mortgage Backed Securities - 9 .52%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
6,058 5,832
BX 2024-PALM
6.87%, 06/15/2037
(d)
11,700 11,645
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
6.29%, 11/15/2038
(d)
10,326 10,203
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
6.11%, 06/15/2038
(d)
10,696 10,583
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
6.14%, 09/15/2036
(d)
15,000 14,784
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
6.13%, 10/15/2038
(d)
14,078 13,929
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Commercial Mortgage Trust 2024-AIRC
0.00%, 08/15/2039
(d),(h),(i)
17,000 16,979
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Trust 2021-BXMF
6.08%, 10/15/2026
(d)
11,191 11,017
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.95%, 10/15/2036
(d)
10,700 10,486
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
Cold Storage Trust 2020-ICE5
6.34%, 11/15/2037
(d)
19,070 19,010
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.01%
ELP Commercial Mortgage Trust 2021-ELP
6.14%, 11/15/2038
(d)
14,983 14,763
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp Trust 2023-SHIP
4.32%, 09/10/2038
(d),(g)
2,350 2,301

Schedule of Investments
Short-Term Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
6.49%, 04/15/2038
(d)
$ 12,473 $ 12,418
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
LBA Trust 2024-BOLT
6.92%, 06/15/2026
(d)
12,750 12,654
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2021-BMR Mortgage Trust
6.14%, 03/15/2038
(d)
16,435 16,189
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.62%, 05/15/2039
(d)
18,400 18,000
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
6.92%, 05/15/2041
(d)
15,000 14,850
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
6.24%, 04/15/2038
(d)
16,778 16,631
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHC Trust 2021-MHC2
6.29%, 05/15/2038
(d)
7,710 7,647
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
MHP 2021-STOR
6.14%, 07/15/2038
(d)
8,800 8,685
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
6.14%, 01/15/2027
(d)
13,446 13,236
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.93%, 10/15/2036
(d)
10,192 10,007
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
6.17%, 11/15/2038
(d)
12,535 12,394
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
WB Commercial Mortgage Trust 2024-HQ
5.94%, 03/15/2040
(d),(g)
10,000 10,110
$ 294,353
Computers - 0 .47%
Apple Inc
1.13%, 05/11/2025 15,000 14,559
Consumer Products - 0 .27%
Avery Dennison Corp
0.85%, 08/15/2024 8,400 8,383
Diversified Financial Services - 0 .42%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 3,583 3,547
6.45%, 04/15/2027 9,127 9,448
$ 12,995
Electric - 8 .43%
AES Corp/The
1.38%, 01/15/2026 14,600 13,829
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,294
5.95%, 03/30/2029
(d)
8,800 9,164
Black Hills Corp
1.04%, 08/23/2024 9,500 9,471
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Consumers Energy Co
4.90%, 02/15/2029 $ 8,200 $ 8,305
Dominion Energy Inc
3.07%, 08/15/2024
(g)
9,800 9,789
DTE Energy Co
1.05%, 06/01/2025 4,400 4,246
2.53%, 10/01/2024
(g)
10,000 9,945
3.40%, 06/15/2029 2,000 1,873
5.10%, 03/01/2029 5,000 5,046
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,317
Entergy Louisiana LLC
0.95%, 10/01/2024 5,500 5,455
Evergy Inc
2.45%, 09/15/2024 9,300 9,261
Exelon Corp
5.15%, 03/15/2029 6,330 6,433
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 14,006
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 3,458 3,476
4.90%, 03/15/2029
(f)
10,000 10,070
5.75%, 09/01/2025 17,200 17,319
6.05%, 03/01/2025 3,700 3,715
OGE Energy Corp
5.45%, 05/15/2029 10,000 10,242
PacifiCorp
5.10%, 02/15/2029 9,050 9,177
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 13,945
5.20%, 04/01/2029 10,000 10,170
5.88%, 10/15/2028 8,000 8,317
Southern Co/The
5.50%, 03/15/2029 10,300 10,626
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 11,018
Tampa Electric Co
4.90%, 03/01/2029 2,340 2,367
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,338
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 18,834
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,468
$ 260,516
Food - 0 .25%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 7,800 7,786
Forest Products & Paper - 0 .31%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
10,000 9,643
Gas - 0 .54%
NiSource Inc
0.95%, 08/15/2025 14,600 13,988
5.25%, 03/30/2028 2,700 2,738
$ 16,726
Healthcare - Products - 0 .33%
Solventum Corp
5.40%, 03/01/2029
(d)
10,000 10,124
Healthcare - Services - 1 .27%
Centene Corp
4.25%, 12/15/2027 16,750 16,217
HCA Inc
5.25%, 06/15/2026 20,000 20,045
5.88%, 02/01/2029 3,000 3,102
$ 39,364

Schedule of Investments
Short-Term Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0 .31%
DR Horton Inc
2.50%, 10/15/2024 $ 9,800 $ 9,733
Home Equity Asset Backed Securities - 0 .65%
JP Morgan Mortgage Trust 2023-HE1
7.09%, 11/25/2053
(d)
2,233 2,254
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
7.04%, 03/25/2054
(d)
10,047 10,131
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
6.94%, 05/25/2054
(d)
7,604 7,653
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
$ 20,038
Insurance - 2 .79%
Aon North America Inc
5.15%, 03/01/2029 14,000 14,220
Athene Global Funding
1.72%, 01/07/2025
(d)
9,600 9,433
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
8,647 8,199
1.10%, 06/23/2025
(d)
17,525 16,913
Markel Group Inc
3.50%, 11/01/2027 4,719 4,537
New York Life Global Funding
2.00%, 01/22/2025
(d)
9,800 9,649
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 13,707
5.07%, 03/25/2027
(d)
9,500 9,627
$ 86,285
Internet - 0 .41%
eBay Inc
1.40%, 05/10/2026
(f)
13,530 12,714
Machinery - Diversified - 0 .20%
Ingersoll Rand Inc
5.20%, 06/15/2027 6,000 6,080
Media - 0 .57%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 2,236 2,221
6.10%, 06/01/2029 15,000 15,334
$ 17,555
Mining - 0 .46%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
9,600 9,590
Glencore Funding LLC
1.63%, 09/01/2025
(d)
4,750 4,571
$ 14,161
Mortgage Backed Securities - 4 .50%
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
8,932 9,038
CHL Mortgage Pass-Through Trust 2003-46
5.55%, 01/19/2034
(g)
113 106
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 01/25/2038 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
3,308 2,910
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
8,530 8,593
JP Morgan Mortgage Trust 2004-A3
6.79%, 07/25/2034
(g)
111 101
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 68
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
$ 11,175 $ 10,035
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
1,251 1,251
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
12,284 12,357
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
1,232 1,201
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
4,414 3,940
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
10,699 9,383
PHH Mortgage Trust Series 2008-CIM1
7.71%, 06/25/2038 441 393
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
10,021 8,860
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
6,533 5,941
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
17,481 15,370
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
17,899 15,674
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(d),(g)
5,303 5,308
Sequoia Mortgage Trust 2024-2
6.00%, 12/25/2053
(d),(g)
6,022 6,038
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
12,540 12,645
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(g)
14 14
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
402 389
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
4,546 3,880
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
4,385 3,968
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
1,748 1,548
$ 139,013
Office & Business Equipment - 0 .34%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,401
Oil & Gas - 1 .50%
Chevron USA Inc
0.69%, 08/12/2025 4,600 4,410
Diamondback Energy Inc
5.15%, 01/30/2030 7,500 7,617
5.20%, 04/18/2027 8,150 8,240
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,669
Occidental Petroleum Corp
5.20%, 08/01/2029 9,500 9,558
Phillips 66
3.85%, 04/09/2025 6,850 6,779
$ 46,273
Oil & Gas Services - 0 .42%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
6,400 6,448
5.00%, 11/15/2029
(d)
6,400 6,478
$ 12,926

Schedule of Investments
Short-Term Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 13 .13%
37 Capital CLO II
6.52%, 07/15/2034
(d),(h)
$ 10,000 $ 10,000
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
6.86%, 07/20/2037
(d)
5,500 5,505
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AMMC CLO 15 Ltd
6.68%, 01/15/2032
(d)
11,022 11,043
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Ares LIV CLO Ltd
6.57%, 10/15/2032
(d)
4,000 3,999
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.27%
Bardot CLO Ltd
6.63%, 10/22/2032
(d)
14,250 14,273
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
30,064 27,747
1.69%, 07/15/2060
(d)
13,339 12,735
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 6,000 6,019
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
4,362 4,364
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
7,950 7,974
Dewolf Park CLO Ltd
6.48%, 10/15/2030
(d)
9,613 9,630
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
4,806 4,817
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
6,000 6,025
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
6,000 5,993
Fortress Credit Opportunities XVII CLO Ltd
6.67%, 01/15/2030
(d)
32 32
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
9,400 9,403
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 5,638 5,638
KKR CLO 18 Ltd
6.48%, 07/18/2030
(d)
9,971 9,969
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
6.92%, 10/20/2030
(d)
3,079 3,078
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
7.09%, 10/20/2030
(d)
13,600 13,581
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
1,210 1,209
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
10,163 10,171
Lake Shore MM CLO II Ltd
6.69%, 10/17/2031
(d)
20,000 19,989
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Madison Park Funding XVIII Ltd
6.48%, 10/21/2030
(d)
$ 13,702 $ 13,732
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Marathon CLO XIII Ltd
6.50%, 04/15/2032
(d)
19,465 19,488
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
8,093 8,107
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
2,123 1,996
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
8,393 8,621
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
1,376 1,374
Oaktree CLO 2019-4 Ltd
6.79%, 07/20/2037
(d)
19,000 19,057
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
6.85%, 04/20/2037
(d)
6,300 6,335
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
6.35%, 04/15/2030
(d)
4,588 4,591
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.79%, 10/20/2031
(d)
4,965 4,979
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
2.47%, 02/15/2027
(d)
11,750 11,559
4.95%, 02/15/2029
(d)
13,350 13,397
5.52%, 10/15/2028
(d)
4,500 4,560
TCI-Flatiron CLO 2016-1 Ltd
6.39%, 01/17/2032
(d)
4,247 4,251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
7,000 6,977
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
15,000 15,183
Verizon Master Trust
4.49%, 01/22/2029 16,000 15,899
4.89%, 04/13/2028 10,000 9,971
5.16%, 06/20/2029 13,800 13,893
5.23%, 11/22/2027 12,950 12,936
Voya 2012-4 Ltd
6.56%, 10/15/2030
(d)
4,325 4,330
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
1,232 1,227
$ 405,657
Packaging & Containers - 0 .63%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
9,800 9,187
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
10,000 10,164
$ 19,351
Pharmaceuticals - 1 .84%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,741
4.80%, 03/15/2029 10,000 10,131
Astrazeneca Finance LLC
4.85%, 02/26/2029
(f)
9,400 9,540

Schedule of Investments
Short-Term Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co
4.90%, 02/22/2029 $ 10,000 $ 10,157
Cigna Group/The
1.25%, 03/15/2026
(f)
3,534 3,336
Eli Lilly & Co
4.50%, 02/09/2029 10,000 10,087
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 7,000 6,979
$ 56,971
Pipelines - 2 .75%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,796
6.06%, 08/15/2026
(d)
3,450 3,503
Enbridge Inc
5.30%, 04/05/2029 13,250 13,493
5.90%, 11/15/2026 11,275 11,518
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,189
5.55%, 02/15/2028 10,000 10,186
Kinder Morgan Inc
5.00%, 02/01/2029 10,000 10,075
5.10%, 08/01/2029
(f)
6,000 6,061
ONEOK Inc
5.55%, 11/01/2026 6,000 6,084
Williams Cos Inc/The
5.40%, 03/02/2026
(f)
7,000 7,048
$ 84,953
REITs - 2 .65%
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 6,049
5.49%, 03/15/2053
(d)
10,500 10,681
Crown Castle Inc
1.35%, 07/15/2025 8,750 8,429
CubeSmart LP
4.00%, 11/15/2025 3,275 3,224
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,209
Public Storage Operating Co
6.04%, 04/16/2027 9,550 9,579
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 17,876
1.88%, 07/15/2050
(d)
6,463 6,153
2.33%, 07/15/2052
(d)
2,800 2,546
2.84%, 01/15/2050
(d)
10,325 10,180
$ 81,926
Semiconductors - 0 .97%
Broadcom Inc
5.05%, 07/12/2029 7,400 7,491
Micron Technology Inc
6.75%, 11/01/2029 6,675 7,202
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 5,193
Texas Instruments Inc
4.60%, 02/08/2029 10,000 10,110
$ 29,996
Software - 0 .92%
Roper Technologies Inc
1.00%, 09/15/2025 10,450 9,982
Take-Two Interactive Software Inc
4.95%, 03/28/2028 10,700 10,754
5.40%, 06/12/2029 7,400 7,564
$ 28,300
Student Loan Asset Backed Securities - 5 .55%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
2,036 1,915
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
2,716 2,590
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
$ 4,898 $ 4,424
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
2,065 1,831
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
9,394 7,914
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
3,053 2,607
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
6,829 6,180
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
5,000 5,068
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
184 180
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
654 641
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
2,893 2,752
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
3,883 3,603
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
2,542 2,332
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
2,784 2,547
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
3,720 3,477
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
3,628 3,246
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
7,879 6,956
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
7,425 6,579
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
10,730 9,348
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
4,561 3,943
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
4,159 3,735
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
2,534 2,569
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
9,409 9,579
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
17,224 15,838
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
5,928 5,435
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
8,257 7,639
SLM Private Credit Student Loan Trust 2004-A
6.00%, 06/15/2033 279 277
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
5.89%, 06/15/2039 10,321 10,026
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.80%, 12/15/2039 5,965 5,759
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
6,273 5,605
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
10,308 9,433
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
9,874 9,134

Schedule of Investments
Short-Term Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
$ 8,426 $ 8,290
$ 171,452
Telecommunications - 1 .55%
AT&T Inc
1.70%, 03/25/2026 9,400 8,927
Cisco Systems Inc
4.85%, 02/26/2029 10,000 10,186
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
4,187 4,126
4.24%, 07/15/2048
(d)
1,650 1,587
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
7,698 7,674
5.15%, 03/20/2028
(d)
7,125 7,124
Verizon Communications Inc
1.45%, 03/20/2026 4,350 4,134
6.15%, 03/20/2026 4,102 4,147
Secured Overnight Financing Rate + 0.79%
$ 47,905
Transportation - 0 .68%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,847
Ryder System Inc
1.75%, 09/01/2026 11,000 10,307
$ 21,154
TOTAL BONDS $ 2,766,434
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 6 .29%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.51%, 09/01/2035 $ 15 $ 16
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
5.92%, 10/01/2035 33 34
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
6.02%, 12/01/2032 8 8
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.13%, 01/01/2035 9 9
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
6.21%, 07/01/2034 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.66%
6.33%, 08/01/2034 7 7
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
6.41%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
6.52%, 02/01/2037 20 20
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.04%
7.09%, 07/01/2034 13 13
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
7.26%, 02/01/2035 2 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 2.01%
$ 98
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 6 .29%
2.25%, 11/15/2027 $ 26,900 $ 25,425
2.63%, 02/15/2029 10,000 9,449
4.00%, 01/15/2027 30,000 29,884
4.50%, 07/15/2026 74,000 74,289
5.00%, 09/30/2025 55,000 55,204
$ 194,251
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 194,366
Total Investments $ 3,107,576
Other Assets and Liabilities -  (0.56)% (17,245)
TOTAL NET ASSETS - 100.00% $ 3,090,331
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,085 or
0.36% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,400,667 or 45.32% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,590 or 0.34% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security

Schedule of Investments
Short-Term Income Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 83,891 $ 1,072,318 $ 1,011,078 $ 145,131
$ 83,891 $ 1,072,318 $ 1,011,078 $ 145,131
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 4,162 $ — $ — $ —
$ 4,162 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; September 2024 Long 2,282 $ 246,206 $ 3,629
Total $ 3,629
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .38 % Shares Held Value (000's)
Money Market Funds - 1 .38%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
1,290,297 $ 1,290
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
21,461,268 21,461
$ 22,751
TOTAL INVESTMENT COMPANIES $ 22,751
COMMON STOCKS - 98 .44 % Shares Held Value (000's)
Aerospace & Defense - 0 .67%
AAR Corp
(d)
170,800 $ 11,034
Agriculture - 1 .41%
Darling Ingredients Inc
(d)
303,500 12,058
Vital Farms Inc
(d)
307,200 11,210
$ 23,268
Apparel - 0 .87%
PVH Corp 141,000 14,381
Automobile Parts & Equipment - 0 .65%
Visteon Corp
(d)
93,700 10,826
Banks - 9 .13%
Ameris Bancorp 260,300 15,850
CVB Financial Corp 604,600 11,524
First Horizon Corp 1,019,100 17,049
First Merchants Corp 215,400 8,691
FNB Corp/PA 1,170,396 17,954
Independent Bank Corp/MI 168,800 5,856
National Bank Holdings Corp 155,300 6,504
Pinnacle Financial Partners Inc 166,700 16,057
Popular Inc 241,900 24,826
Trustmark Corp 165,900 5,762
Webster Financial Corp 136,122 6,754
Wintrust Financial Corp 130,000 14,066
$ 150,893
Biotechnology - 6 .90%
Bicycle Therapeutics PLC ADR
(d),(e)
35,702 868
Bridgebio Pharma Inc
(d)
336,500 8,732
Cellectis SA ADR
(d)
284,400 628
Denali Therapeutics Inc
(d)
374,600 9,129
Immunocore Holdings PLC ADR
(d)
157,300 6,245
Immunovant Inc
(d)
256,100 7,445
Insmed Inc
(d)
547,226 39,811
Intra-Cellular Therapies Inc
(d)
170,300 13,406
Iovance Biotherapeutics Inc
(d)
959,200 8,374
MacroGenics Inc
(d)
204,200 768
SpringWorks Therapeutics Inc
(d)
186,000 6,679
Structure Therapeutics Inc ADR
(d)
125,600 4,696
Viking Therapeutics Inc
(d)
127,600 7,273
$ 114,054
Building Materials - 4 .55%
Modine Manufacturing Co
(d)
262,400 30,874
SPX Technologies Inc
(d)
57,100 8,425
Summit Materials Inc
(d)
434,100 18,137
Trex Co Inc
(d)
211,700 17,704
$ 75,140
Chemicals - 0 .82%
Arcadium Lithium PLC
(d)
1,261,256 4,011
Koppers Holdings Inc 232,700 9,473
$ 13,484
Commercial Services - 2 .40%
Huron Consulting Group Inc
(d)
88,200 9,703
Progyny Inc
(d)
310,800 8,765
Verra Mobility Corp
(d)
703,500 21,196
$ 39,664
Computers - 3 .30%
Parsons Corp
(d)
272,200 24,871
Super Micro Computer Inc
(d)
10,142 7,116
Varonis Systems Inc
(d)
408,400 22,515
$ 54,502
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .54%
Core & Main Inc
(d)
139,700 $ 7,470
WESCO International Inc 102,700 17,967
$ 25,437
Diversified Financial Services - 4 .49%
Janus Henderson Group PLC 470,400 17,513
Lazard Inc 515,700 25,357
Marex Group PLC
(d)
155,200 3,318
OneMain Holdings Inc 208,000 10,870
Stifel Financial Corp 193,100 17,122
$ 74,180
Electric - 1 .90%
Brookfield Renewable Corp 400,700 11,260
Portland General Electric Co 425,200 20,146
$ 31,406
Electrical Components & Equipment - 1 .16%
EnerSys 174,900 19,227
Electronics - 4 .17%
Advanced Energy Industries Inc 147,000 17,106
Atkore Inc 159,100 21,479
TD SYNNEX Corp 127,777 15,227
Vishay Intertechnology Inc 623,600 15,160
$ 68,972
Engineering & Construction - 2 .07%
Dycom Industries Inc
(d)
116,100 21,305
MYR Group Inc
(d)
76,200 10,705
TopBuild Corp
(d)
4,700 2,249
$ 34,259
Entertainment - 1 .70%
Caesars Entertainment Inc
(d)
238,600 9,532
TKO Group Holdings Inc 170,100 18,600
$ 28,132
Food - 1 .15%
Performance Food Group Co
(d)
274,518 18,942
Gas - 1 .17%
Southwest Gas Holdings Inc 261,890 19,422
Hand & Machine Tools - 1 .31%
Regal Rexnord Corp 134,500 21,611
Healthcare - Products - 2 .57%
Castle Biosciences Inc
(d)
454,800 10,974
Exact Sciences Corp
(d)
224,100 10,237
Natera Inc
(d)
208,092 21,307
$ 42,518
Healthcare - Services - 2 .52%
Acadia Healthcare Co Inc
(d)
89,900 5,830
Addus HomeCare Corp
(d)
102,700 12,464
LifeStance Health Group Inc
(d)
1,108,800 6,109
RadNet Inc
(d)
288,200 17,220
$ 41,623
Home Builders - 2 .12%
Forestar Group Inc
(d)
90,400 2,859
Taylor Morrison Home Corp
(d)
479,900 32,192
$ 35,051
Insurance - 3 .54%
Abacus Life Inc
(d)
257,373 2,481
CNO Financial Group Inc 376,966 13,141
Essent Group Ltd 228,700 14,372
Hanover Insurance Group Inc/The 62,400 8,579
Lincoln National Corp 598,300 19,923
$ 58,496
Internet - 0 .04%
Lulu's Fashion Lounge Holdings Inc
(d)
395,100 620
Iron & Steel - 1 .31%
Commercial Metals Co 359,400 21,600
Leisure Products & Services - 1 .28%
Life Time Group Holdings Inc
(d)
847,100 17,594
Lindblad Expeditions Holdings Inc
(d)
408,700 3,519
$ 21,113

Schedule of Investments
SmallCap Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 3 .97%
Chart Industries Inc
(d)
187,700 $ 30,235
Middleby Corp/The
(d)
137,000 18,574
Zurn Elkay Water Solutions Corp 517,000 16,782
$ 65,591
Mining - 0 .04%
Piedmont Lithium Inc
(d),(e)
68,100 682
Oil & Gas - 3 .66%
Chord Energy Corp 102,100 17,527
Civitas Resources Inc 258,800 18,054
Patterson-UTI Energy Inc 970,800 10,669
Valaris Ltd
(d)
181,400 14,256
$ 60,506
Oil & Gas Services - 1 .15%
ChampionX Corp 433,000 14,835
Helix Energy Solutions Group Inc
(d)
346,800 4,092
$ 18,927
Packaging & Containers - 1 .23%
Graphic Packaging Holding Co 674,200 20,293
Pharmaceuticals - 1 .86%
BellRing Brands Inc
(d)
138,700 7,112
Collegium Pharmaceutical Inc
(d)
440,000 16,971
Dexcom Inc
(d)
97,800 6,633
$ 30,716
REITs - 6 .19%
Agree Realty Corp 319,600 22,043
Cousins Properties Inc 543,601 14,955
First Industrial Realty Trust Inc 407,040 22,273
Ladder Capital Corp 601,500 7,218
Pebblebrook Hotel Trust 1,410,936 19,316
Rexford Industrial Realty Inc 330,300 16,551
$ 102,356
Retail - 3 .88%
American Eagle Outfitters Inc 370,900 8,179
BJ's Wholesale Club Holdings Inc
(d)
239,951 21,106
Bloomin' Brands Inc 570,700 11,899
Caleres Inc 475,500 18,335
Portillo's Inc
(d)
446,800 4,629
$ 64,148
Semiconductors - 2 .00%
Allegro MicroSystems Inc
(d)
446,000 10,722
Entegris Inc 111,940 13,241
SiTime Corp
(d)
64,000 9,085
$ 33,048
Software - 6 .67%
Aspen Technology Inc
(d)
30,016 5,642
Bentley Systems Inc 84,700 4,128
DigitalOcean Holdings Inc
(d)
245,300 8,127
DoubleVerify Holdings Inc
(d)
298,200 6,298
Duolingo Inc
(d)
36,600 6,293
Jamf Holding Corp
(d)
363,200 6,650
JFrog Ltd
(d)
371,800 14,337
Manhattan Associates Inc
(d)
82,600 21,094
Privia Health Group Inc
(d)
672,068 13,939
Progress Software Corp 169,100 9,875
Sophia Genetics SA
(d)
476,200 2,095
Sprout Social Inc
(d)
300,080 11,724
$ 110,202
Telecommunications - 0 .79%
Credo Technology Group Holding Ltd
(d)
468,295 12,995
Transportation - 2 .26%
Hub Group Inc 251,800 11,777
Teekay Tankers Ltd 260,900 17,073
World Kinect Corp 306,800 8,569
$ 37,419
TOTAL COMMON STOCKS $ 1,626,738
Total Investments $ 1,649,489
Other Assets and Liabilities -  0.18% 2,982
TOTAL NET ASSETS - 100.00% $ 1,652,471
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,290 or
0.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,281 or 0.08% of net assets.

Schedule of Investments
SmallCap Fund
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 27,136 $ 334,904 $ 340,579 $ 21,461
$ 27,136 $ 334,904 $ 340,579 $ 21,461
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 586 $ — $ — $ —
$ 586 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .22 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .68%
iShares Russell 2000 Growth ETF
(a)
13,400 $ 3,805
SPDR S&P Biotech ETF
(a)
134,072 13,281
$ 17,086
Money Market Funds - 4 .54%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(b),(c)
6,991,654 6,992
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c),(d)
108,240,617 108,241
$ 115,233
TOTAL INVESTMENT COMPANIES $ 132,319
COMMON STOCKS - 96 .61 % Shares Held Value (000's)
Advertising - 0 .00%
Boston Omaha Corp
(e)
171 $ 3
Clear Channel Outdoor Holdings Inc
(e)
6,222 10
Stagwell Inc
(e)
2,142 14
$ 27
Aerospace & Defense - 3 .40%
AAR Corp
(e)
140,692 9,089
AeroVironment Inc
(e)
125,949 22,487
Amprius Technologies Inc
(e)
1,892 2
Archer Aviation Inc
(a),(e)
29,321 122
Bridger Aerospace Group Holdings Inc
(e)
326 1
Curtiss-Wright Corp 77,987 22,982
Eve Holding Inc
(a),(e)
2,344 8
Intuitive Machines Inc
(a),(e)
297 1
Joby Aviation Inc
(a),(e)
53,416 319
Kratos Defense & Security Solutions Inc
(e)
503,658 11,353
Leonardo DRS Inc
(e)
486,719 13,726
Loar Holdings Inc
(e)
82,699 5,169
Moog Inc 3,774 740
Redwire Corp
(e)
819 6
Rocket Lab USA Inc
(e)
46,241 242
Virgin Galactic Holdings Inc
(e)
202 1
VirTra Inc
(e)
1,427 13
$ 86,261
Agriculture - 0 .17%
Andersons Inc/The 533 29
Ispire Technology Inc
(e)
2,594 20
Turning Point Brands Inc 1,954 74
Vector Group Ltd 2,957 38
Vital Farms Inc
(e)
112,942 4,121
$ 4,282
Airlines - 0 .07%
Frontier Group Holdings Inc
(a),(e)
5,697 22
Sun Country Airlines Holdings Inc
(e)
140,508 1,841
Wheels Up Experience Inc
(e)
11,405 30
$ 1,893
Apparel - 0 .06%
Hanesbrands Inc
(e)
46,960 279
Kontoor Brands Inc 7,398 519
Oxford Industries Inc 1,370 144
Rocky Brands Inc 351 12
Steven Madden Ltd 9,633 437
Superior Group of Cos Inc 268 5
Torrid Holdings Inc
(a),(e)
1,655 14
Wolverine World Wide Inc 10,550 157
$ 1,567
Automobile Manufacturers - 0 .01%
Blue Bird Corp
(e)
4,272 223
REV Group Inc 5,329 155
$ 378
Automobile Parts & Equipment - 0 .34%
Aurora Innovation Inc
(e)
60,349 241
Dorman Products Inc
(e)
3,487 353
Douglas Dynamics Inc 2,507 73
Gentherm Inc
(e)
4,160 230
Holley Inc
(e)
2,849 11
indie Semiconductor Inc
(e)
769,980 4,605
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Luminar Technologies Inc
(a),(e)
38,765 $ 64
Miller Industries Inc/TN 92 6
SES AI Corp
(e)
1,345 2
Shyft Group Inc/The 279 5
Visteon Corp
(e)
25,818 2,983
XPEL Inc
(e)
3,355 137
$ 8,710
Banks - 1 .33%
BancFirst Corp 327 35
Bancorp Inc/The
(e)
6,308 327
Bank7 Corp 24 1
Citizens Financial Services Inc 62 3
City Holding Co 153 19
Coastal Financial Corp/WA
(e)
1,389 73
Esquire Financial Holdings Inc 783 48
First BanCorp/Puerto Rico 1,757 38
First Business Financial Services Inc 53 2
First Financial Bankshares Inc 78,281 3,011
First Foundation Inc 2,013 14
First Internet Bancorp 432 16
Fulton Financial Corp 293,601 5,687
Lakeland Financial Corp 215 15
Live Oak Bancshares Inc 4,002 181
Metrocity Bankshares Inc 196 6
Nicolet Bankshares Inc 414 42
Pathward Financial Inc 955 64
Peoples Financial Services Corp 296 15
Popular Inc 23,427 2,404
Prosperity Bancshares Inc 289,989 21,030
ServisFirst Bancshares Inc 1,910 153
Shore Bancshares Inc 542 8
Triumph Financial Inc
(e)
2,688 244
USCB Financial Holdings Inc
(a)
392 7
Walker & Dunlop Inc 3,099 331
$ 33,774
Beverages - 0 .02%
BRC Inc
(e)
6,001 34
MGP Ingredients Inc
(a)
1,882 154
National Beverage Corp 3,122 152
Primo Water Corp 2,560 56
Vita Coco Co Inc/The
(e)
5,215 135
Westrock Coffee Co
(e)
4,503 45
$ 576
Biotechnology - 9 .83%
4D Molecular Therapeutics Inc
(e)
4,290 76
Absci Corp
(a),(e)
7,908 35
ACADIA Pharmaceuticals Inc
(e)
189,749 3,609
Achieve Life Sciences Inc
(a),(e)
2,819 14
Actinium Pharmaceuticals Inc
(a),(e)
4,060 28
ADC Therapeutics SA
(e)
5,731 19
ADMA Biologics Inc
(e)
29,930 368
Aerovate Therapeutics Inc
(e)
1,821 3
Agenus Inc
(e)
366 2
Akero Therapeutics Inc
(e)
279,873 7,481
Aldeyra Therapeutics Inc
(e)
687 3
Altimmune Inc
(e)
4,907 31
Alto Neuroscience Inc
(a),(e)
725 8
ALX Oncology Holdings Inc
(a),(e)
4,462 21
Amicus Therapeutics Inc
(e)
38,996 402
AnaptysBio Inc
(e)
2,599 91
Anavex Life Sciences Corp
(a),(e)
2,597 18
ANI Pharmaceuticals Inc
(e)
1,741 114
Apogee Therapeutics Inc
(a),(e)
95,472 4,649
Applied Therapeutics Inc
(e)
7,870 47
Arbutus Biopharma Corp
(e)
17,330 65
Arcellx Inc
(e)
5,727 354
Arcturus Therapeutics Holdings Inc
(e)
2,711 64
Arcus Biosciences Inc
(e)
7,226 119
Arcutis Biotherapeutics Inc
(e)
14,119 142

Schedule of Investments
SmallCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Ardelyx Inc
(e)
30,885 $ 171
ArriVent Biopharma Inc
(e)
803 18
Arrowhead Pharmaceuticals Inc
(e)
15,865 453
ARS Pharmaceuticals Inc
(e)
6,539 71
Astria Therapeutics Inc
(e)
5,088 59
Atossa Therapeutics Inc
(e)
2,938 4
Aurinia Pharmaceuticals Inc
(e)
13,969 82
Avid Bioservices Inc
(e)
329,901 3,444
Avidity Biosciences Inc
(e)
13,432 612
Axsome Therapeutics Inc
(e)
4,842 423
BioCryst Pharmaceuticals Inc
(e)
27,462 200
Biohaven Ltd
(e)
78,108 3,072
Biomea Fusion Inc
(a),(e)
3,732 21
Black Diamond Therapeutics Inc
(e)
3,402 21
Blueprint Medicines Corp
(e)
256,333 27,761
Boundless Bio Inc
(e)
516 2
Bridgebio Pharma Inc
(e)
459,938 11,936
Cabaletta Bio Inc
(e)
1,302 9
Candel Therapeutics Inc
(e)
2,676 16
Capricor Therapeutics Inc
(a),(e)
2,906 12
Cardiff Oncology Inc
(e)
2,031 5
Cargo Therapeutics Inc
(a),(e)
266 5
Cartesian Therapeutics Inc
(e)
976 16
Cartesian Therapeutics Inc - Contingent Value
Rights
(e),(f)
3,555 1
Cassava Sciences Inc
(a),(e)
5,396 120
Celcuity Inc
(e)
2,916 53
Celldex Therapeutics Inc
(e)
85,257 3,249
CervoMed Inc
(e)
728 10
CG oncology Inc
(a),(e)
132,135 4,406
Chinook Therapeutics Inc - Contingent Value
Rights
(e),(f)
1,785 1
ChromaDex Corp
(e)
6,613 20
Cogent Biosciences Inc
(e)
11,340 107
Conduit Pharmaceuticals Inc
(e)
1,885 —
Contineum Therapeutics Inc
(e)
568 11
Crinetics Pharmaceuticals Inc
(e)
10,342 549
Cullinan Therapeutics Inc
(e)
193,010 3,735
Cytokinetics Inc
(e)
268,631 15,852
Day One Biopharmaceuticals Inc
(e)
6,175 88
Denali Therapeutics Inc
(e)
252,517 6,154
Dianthus Therapeutics Inc
(e)
83,990 2,501
Disc Medicine Inc
(e)
245 11
Dynavax Technologies Corp
(e)
14,023 157
Dyne Therapeutics Inc
(e)
10,724 460
Edgewise Therapeutics Inc
(e)
9,645 164
Elevation Oncology Inc
(e)
4,277 11
Eliem Therapeutics Inc
(e)
143 1
Esperion Therapeutics Inc
(e)
6,942 16
Evolus Inc
(e)
7,345 91
EyePoint Pharmaceuticals Inc
(e)
2,961 29
Fibrobiologics Inc
(e)
3,437 18
Forafric Global PLC
(e)
742 9
Geron Corp
(e)
53,266 253
Greenwich Lifesciences Inc
(e)
805 13
Guardant Health Inc
(e)
15,683 551
Halozyme Therapeutics Inc
(e)
221,480 12,239
Harvard Bioscience Inc
(e)
1,427 5
HilleVax Inc
(e)
857 2
Humacyte Inc
(a),(e)
11,681 111
Ideaya Biosciences Inc
(e)
10,906 470
IGM Biosciences Inc
(a),(e)
1,878 21
ImmunityBio Inc
(a),(e)
14,614 75
Immunome Inc
(a),(e)
74,859 1,153
Immunovant Inc
(e)
106,954 3,109
Inhibrx Biosciences Inc
(e)
931 14
Inmune Bio Inc
(e)
1,648 14
Innoviva Inc
(e)
728 14
Insmed Inc
(e)
362,792 26,393
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Intellia Therapeutics Inc
(e)
119,765 $ 3,139
Intra-Cellular Therapies Inc
(e)
210,469 16,569
Iovance Biotherapeutics Inc
(a),(e)
33,649 294
Janux Therapeutics Inc
(e)
3,724 151
Jasper Therapeutics Inc
(a),(e)
1,430 26
Keros Therapeutics Inc
(e)
3,915 196
Kiniksa Pharmaceuticals International Plc
(e)
4,957 132
Korro Bio Inc
(e)
220 10
Krystal Biotech Inc
(e)
3,295 687
Kymera Therapeutics Inc
(e)
5,909 273
Kyverna Therapeutics Inc
(a),(e)
1,377 12
Larimar Therapeutics Inc
(e)
5,590 47
Legend Biotech Corp ADR
(e)
79,592 4,488
Lexeo Therapeutics Inc
(a),(e)
1,310 16
Lexicon Pharmaceuticals Inc
(e)
5,833 13
Lineage Cell Therapeutics Inc
(e)
19,277 20
Liquidia Corp
(e)
7,659 91
Lyra Therapeutics Inc
(e)
4,141 1
MacroGenics Inc
(e)
7,040 27
Maravai LifeSciences Holdings Inc
(e)
14,680 143
MeiraGTx Holdings plc
(e)
3,481 18
Mersana Therapeutics Inc
(e)
8,017 16
Metagenomi Inc
(e)
516 2
Mind Medicine MindMed Inc
(a),(e)
9,566 89
Mineralys Therapeutics Inc
(a),(e)
871 11
MoonLake Immunotherapeutics
(e)
73,550 3,063
NeoGenomics Inc
(e)
1,365,326 24,208
Neumora Therapeutics Inc
(a),(e)
11,178 144
Novavax Inc
(e)
14,530 186
Nurix Therapeutics Inc
(e)
5,548 121
Nuvalent Inc
(e)
4,245 339
Olema Pharmaceuticals Inc
(e)
1,396 23
Omeros Corp
(a),(e)
2,578 14
OmniAb Operations Inc
(e)
95 —
OmniAb Operations Inc
(e)
95 —
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
975 3
Ovid therapeutics Inc
(e)
7,955 8
PepGen Inc
(e)
1,858 21
Perspective Therapeutics Inc
(e)
5,093 69
Phathom Pharmaceuticals Inc
(e)
1,121 13
Poseida Therapeutics Inc
(e)
2,642 9
Praxis Precision Medicines Inc
(e)
2,289 132
Precigen Inc
(e)
1,350 2
Prime Medicine Inc
(a),(e)
7,209 40
ProKidney Corp
(a),(e)
6,685 16
Prothena Corp PLC
(e)
3,301 77
PTC Therapeutics Inc
(e)
7,691 260
Puma Biotechnology Inc
(e)
1,967 7
Rapport Therapeutics Inc
(e)
138,392 3,144
Recursion Pharmaceuticals Inc
(a),(e)
27,473 225
Renovaro Inc
(e)
4,175 3
REVOLUTION Medicines Inc
(e)
13,202 603
Rigel Pharmaceuticals Inc
(e)
1,819 19
Rocket Pharmaceuticals Inc
(e)
8,743 212
Sana Biotechnology Inc
(e)
17,568 107
Savara Inc
(e)
10,336 48
Scholar Rock Holding Corp
(e)
8,191 74
Scilex Holding Co
(e)
1,010 2
Shattuck Labs Inc
(e)
3,539 14
Solid Biosciences Inc
(a),(e)
288 3
SpringWorks Therapeutics Inc
(e)
9,135 328
Stoke Therapeutics Inc
(e)
4,724 71
Syndax Pharmaceuticals Inc
(e)
10,919 248
Tango Therapeutics Inc
(e)
6,339 62
Tarsus Pharmaceuticals Inc
(e)
4,888 119
Taysha Gene Therapies Inc
(e)
21,264 47
Tenaya Therapeutics Inc
(a),(e)
2,056 7
Terns Pharmaceuticals Inc
(e)
413 3

Schedule of Investments
SmallCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Tevogen Bio Holdings Inc
(e)
1,666 $ 1
TG Therapeutics Inc
(e)
18,555 367
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
Travere Therapeutics Inc
(e)
552,315 5,269
TScan Therapeutics Inc
(e)
3,382 24
Tyra Biosciences Inc
(e)
2,699 60
Ultragenyx Pharmaceutical Inc
(e)
244,319 11,000
UroGen Pharma Ltd
(e)
3,532 58
Vera Therapeutics Inc
(e)
5,177 189
Verastem Inc
(e)
3,432 9
Vericel Corp
(e)
6,439 325
Veru Inc
(e)
13,223 12
Viking Therapeutics Inc
(e)
160,907 9,171
Viridian Therapeutics Inc
(e)
249,843 4,210
WaVe Life Sciences Ltd
(a),(e)
768,923 5,082
Werewolf Therapeutics Inc
(e)
1,029 2
X4 Pharmaceuticals Inc
(e)
22,701 18
Xencor Inc
(e)
3,625 74
Xenon Pharmaceuticals Inc
(e)
103,582 4,468
XOMA Royalty Corp
(e)
678 18
Zevra Therapeutics Inc
(a),(e)
2,999 19
Zura Bio Ltd
(a),(e)
2,703 11
$ 249,389
Building Materials - 3 .83%
American Woodmark Corp
(e)
135 14
Apogee Enterprises Inc 928 64
Armstrong World Industries Inc 80,127 10,529
Aspen Aerogels Inc
(e)
1,620 33
AZEK Co Inc/The
(e)
358,917 16,111
Boise Cascade Co 2,508 356
Gibraltar Industries Inc
(e)
1,936 144
Griffon Corp 5,137 370
JELD-WEN Holding Inc
(e)
3,948 66
Knife River Corp
(e)
7,550 600
Louisiana-Pacific Corp 83,322 8,179
LSI Industries Inc 2,478 42
Modine Manufacturing Co
(e)
211,343 24,867
Smith-Midland Corp
(a),(e)
606 21
SPX Technologies Inc
(e)
181,424 26,767
Summit Materials Inc
(e)
198,960 8,313
Tecnoglass Inc 2,985 161
UFP Industries Inc 4,541 599
$ 97,236
Chemicals - 1 .52%
Balchem Corp 4,295 762
Cabot Corp 7,205 723
Codexis Inc
(e)
1,058 4
Element Solutions Inc 396,042 10,673
Hawkins Inc 2,568 267
HB Fuller Co 174,073 15,005
Ingevity Corp
(e)
4,839 222
Innospec Inc 2,824 370
Lightwave Logic Inc
(a),(e)
15,957 55
Northern Technologies International Corp
(a)
1,062 14
Oil-Dri Corp of America 145 9
Orion SA 7,650 188
Quaker Chemical Corp 54,340 9,867
Sensient Technologies Corp 5,310 415
Stepan Co 301 26
$ 38,600
Coal - 0 .02%
Alpha Metallurgical Resources Inc 1,459 431
Ramaco Resources Inc - A Shares 3,524 48
Ramaco Resources Inc - B Shares 672 8
$ 487
Commercial Services - 5 .04%
Adtalem Global Education Inc
(e)
953 75
AirSculpt Technologies Inc
(a),(e)
1,485 7
Alarm.com Holdings Inc
(e)
6,412 452
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Alta Equipment Group Inc 3,622 $ 38
American Public Education Inc
(e)
179 4
AMN Healthcare Services Inc
(e)
5,036 341
Arlo Technologies Inc
(e)
268,813 4,075
Barrett Business Services Inc 3,097 113
Bright Horizons Family Solutions Inc
(e)
243,809 29,318
Brink's Co/The 5,971 657
Cadiz Inc
(a),(e)
5,546 21
Carriage Services Inc 1,369 44
Cass Information Systems Inc 1,544 66
CBIZ Inc
(e)
6,368 442
Cimpress PLC
(e)
1,631 149
CompoSecure Inc
(a)
2,076 17
Coursera Inc
(e)
18,283 170
CPI Card Group Inc
(e)
674 20
CRA International Inc 884 155
Custom Truck One Source Inc
(e)
4,557 23
Distribution Solutions Group Inc
(e)
1,253 42
DLH Holdings Corp
(e)
404 5
Driven Brands Holdings Inc
(e)
7,962 107
European Wax Center Inc
(e)
4,166 39
EVERTEC Inc 8,569 295
First Advantage Corp
(a)
344,255 5,928
FiscalNote Holdings Inc
(e)
8,135 12
Flywire Corp
(e)
119,096 2,181
Franklin Covey Co
(e)
1,501 66
FTI Consulting Inc
(e)
86,658 18,889
Hackett Group Inc/The 3,036 83
Herc Holdings Inc 3,739 583
HireQuest Inc 608 8
Huron Consulting Group Inc
(e)
2,366 260
I3 Verticals Inc
(e)
184 5
ICF International Inc 2,476 364
Insperity Inc 4,772 490
John Wiley & Sons Inc 2,510 120
Kforce Inc 2,481 172
Laureate Education Inc 14,386 223
Legalzoom.com Inc
(e)
18,319 122
LiveRamp Holdings Inc
(e)
8,659 262
MarketWise Inc 915 1
Marqeta Inc
(e)
53,538 289
Mister Car Wash Inc
(a),(e)
1,575,523 11,974
Moneylion Inc
(e)
1,130 78
National Research Corp 2,034 52
Payoneer Global Inc
(e)
28,685 159
Performant Financial Corp
(e)
6,574 24
Priority Technology Holdings Inc
(e)
2,452 15
PROG Holdings Inc 940 42
Progyny Inc
(e)
11,222 316
Quad/Graphics Inc 2,520 12
Remitly Global Inc
(e)
19,275 255
Rentokil Initial PLC ADR
(a)
403,468 12,507
Sezzle Inc
(e)
284 25
Shift4 Payments Inc
(a),(e)
220,471 15,166
SoundThinking Inc
(e)
1,267 20
Spire Global Inc
(a),(e)
3,012 42
Sterling Check Corp
(e)
2,516 39
StoneCo Ltd
(e)
19,785 260
Stride Inc
(e)
5,659 430
Target Hospitality Corp
(e)
4,184 39
Transcat Inc
(e)
1,145 132
TriNet Group Inc 73,771 7,690
Udemy Inc
(e)
12,707 117
Universal Technical Institute Inc
(e)
5,247 99
Upbound Group Inc 7,129 269
Verra Mobility Corp
(e)
22,129 667
Viad Corp
(e)
2,717 90
WEX Inc
(e)
57,521 10,552

Schedule of Investments
SmallCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
ZipRecruiter Inc
(e)
9,539 $ 87
$ 127,891
Computers - 2 .34%
ASGN Inc
(e)
1,336 126
Cantaloupe Inc
(e)
7,364 57
Corsair Gaming Inc
(e)
1,287 10
Cricut Inc
(a)
5,068 31
D-Wave Quantum Inc
(e)
6,424 6
Everspin Technologies Inc
(e)
2,197 14
ExlService Holdings Inc
(e)
20,891 737
Grid Dynamics Holdings Inc
(e)
5,723 74
Insight Enterprises Inc
(e)
3,706 832
Integral Ad Science Holding Corp
(e)
1,144 12
Lumentum Holdings Inc
(e)
84,344 4,367
Maximus Inc 8,107 753
Mitek Systems Inc
(e)
6,148 82
NCR Atleos Corp
(e)
374,318 12,034
NCR Voyix Corp
(e)
17,539 259
NextNav Inc
(e)
9,969 83
OneSpan Inc
(e)
4,655 69
PAR Technology Corp
(e)
4,220 214
PlayAGS Inc
(e)
5,220 60
Qualys Inc
(e)
4,932 735
Rapid7 Inc
(e)
60,162 2,367
Rekor Systems Inc
(e)
8,561 16
Rimini Street Inc
(e)
1,005 2
Rubrik Inc
(e)
290,187 10,795
System1 Inc
(a),(e)
3,163 4
Tenable Holdings Inc
(e)
249,338 11,450
Varonis Systems Inc
(e)
249,857 13,775
WNS Holdings Ltd
(e)
6,161 367
$ 59,331
Consumer Products - 0 .02%
Central Garden & Pet Co
(e)
225 9
Central Garden & Pet Co - A Shares
(e)
1,206 41
WD-40 Co 1,808 473
$ 523
Cosmetics & Personal Care - 0 .01%
Beauty Health Co/The
(a),(e)
10,055 19
Honest Co Inc/The
(e)
4,435 17
Inter Parfums Inc 2,420 340
$ 376
Distribution & Wholesale - 0 .30%
EVI Industries Inc 555 11
Global Industrial Co 1,807 63
H&E Equipment Services Inc 3,945 206
Hudson Technologies Inc
(e)
983 9
SiteOne Landscape Supply Inc
(e)
49,291 7,230
ThredUp Inc
(e)
1,185 3
VSE Corp 295 26
$ 7,548
Diversified Financial Services - 3 .57%
Artisan Partners Asset Management Inc 8,372 370
AssetMark Financial Holdings Inc
(e)
1,640 57
Atlanticus Holdings Corp
(e)
34 1
B Riley Financial Inc
(a)
2,703 52
Brightsphere Investment Group Inc 3,672 96
Cohen & Steers Inc 3,654 314
Columbia Financial Inc
(e)
211 4
Dave Inc
(a),(e)
1,055 38
Diamond Hill Investment Group Inc 305 49
Federal Agricultural Mortgage Corp 1,076 222
First Western Financial Inc
(e)
304 5
FTAI Aviation Ltd 214,695 23,928
GCM Grosvenor Inc 4,824 54
Hamilton Lane Inc 5,102 737
Houlihan Lokey Inc 118,797 17,849
International Money Express Inc
(e)
4,213 94
LendingTree Inc
(e)
94,885 5,050
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Moelis & Co 137,741 $ 9,367
Mr Cooper Group Inc
(e)
3,104 279
NerdWallet Inc
(e)
5,142 75
OppFi Inc 2,445 9
Pagseguro Digital Ltd
(e)
13,108 168
Paysign Inc
(e)
4,742 25
PennyMac Financial Services Inc 1,952 192
Perella Weinberg Partners 6,984 132
Piper Sandler Cos 13,795 3,770
PJT Partners Inc 3,133 416
Regional Management Corp 131 4
StepStone Group Inc 293,192 14,736
Stifel Financial Corp 129,773 11,507
StoneX Group Inc
(e)
364 30
Upstart Holdings Inc
(a),(e)
10,235 286
Victory Capital Holdings Inc 5,466 286
Virtus Investment Partners Inc 741 167
WisdomTree Inc 18,544 221
World Acceptance Corp
(e)
437 53
$ 90,643
Electric - 0 .02%
Ameresco Inc
(e)
1,430 45
Genie Energy Ltd 775 13
MGE Energy Inc 2,075 183
Otter Tail Corp 2,457 238
$ 479
Electrical Components & Equipment - 1 .39%
American Superconductor Corp
(e)
4,535 110
Belden Inc 2,878 267
ChargePoint Holdings Inc
(a),(e)
28,632 62
Energizer Holdings Inc 9,555 294
EnerSys 4,876 536
Graham Corp
(e)
1,360 45
Insteel Industries Inc 1,142 39
Littelfuse Inc 35,986 9,612
nLight Inc
(e)
347 4
Novanta Inc
(e)
69,114 12,522
Powell Industries Inc 1,239 228
Ultralife Corp
(e)
163 2
Universal Display Corp 52,256 11,633
$ 35,354
Electronics - 1 .04%
Advanced Energy Industries Inc 4,974 579
Allient Inc 111 3
Applied Optoelectronics Inc
(e)
144,936 1,384
Atkore Inc 4,879 659
Atmus Filtration Technologies Inc 11,136 343
Badger Meter Inc 3,905 805
CTS Corp 3,148 154
Enovix Corp
(a),(e)
19,753 285
ESCO Technologies Inc 1,686 207
Evolv Technologies Holdings Inc
(a),(e)
17,364 60
Itron Inc
(e)
5,517 571
Mesa Laboratories Inc 232 27
MicroVision Inc
(a),(e)
14,969 16
Mirion Technologies Inc
(e)
3,296 35
Napco Security Technologies Inc 145,671 8,130
NEXTracker Inc
(e)
11,532 567
NVE Corp 633 56
OSI Systems Inc
(e)
2,027 300
Plexus Corp
(e)
1,081 139
Standard BioTools Inc
(e)
9,170 20
TTM Technologies Inc
(e)
147,508 2,859
Turtle Beach Corp
(e)
1,367 20
Vicor Corp
(e)
1,645 69
Woodward Inc 59,077 9,215
$ 26,503

Schedule of Investments
SmallCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0 .02%
Array Technologies Inc
(e)
20,296 $ 214
ASP Isotopes Inc
(e)
5,353 14
Fluence Energy Inc
(e)
8,090 133
Montauk Renewables Inc
(e)
8,772 52
Plug Power Inc
(a),(e)
6,905 17
REX American Resources Corp
(e)
451 23
Shoals Technologies Group Inc
(e)
22,798 148
SolarMax Technology Inc
(e)
290 1
Verde Clean Fuels Inc
(e)
442 2
$ 604
Engineering & Construction - 2 .50%
908 Devices Inc
(e)
250 1
Bowman Consulting Group Ltd
(e)
75,684 2,703
Centuri Holdings Inc
(e)
1,730 29
Comfort Systems USA Inc 31,648 10,520
Construction Partners Inc
(e)
229,845 14,860
Dycom Industries Inc
(e)
3,774 693
Exponent Inc 6,717 712
Fluor Corp
(e)
352,418 16,951
Frontdoor Inc
(e)
10,432 412
Granite Construction Inc 4,822 330
IES Holdings Inc
(e)
1,105 170
Iteris Inc
(e)
5,424 27
Limbach Holdings Inc
(e)
1,356 86
MYR Group Inc
(e)
2,206 310
NV5 Global Inc
(e)
80,189 8,271
Orion Group Holdings Inc
(e)
624 5
Primoris Services Corp 6,550 370
Sterling Infrastructure Inc
(e)
4,016 467
TopBuild Corp
(e)
13,580 6,499
$ 63,416
Entertainment - 0 .42%
Accel Entertainment Inc
(e)
6,959 85
Atlanta Braves Holdings Inc - A shares
(a),(e)
1,358 62
Atlanta Braves Holdings Inc - C shares
(e)
6,666 290
Churchill Downs Inc 22,841 3,279
Cinemark Holdings Inc
(e)
11,648 275
Everi Holdings Inc
(e)
5,703 73
IMAX Corp
(e)
5,665 120
International Game Technology PLC 2,011 47
Light & Wonder Inc
(e)
49,896 5,349
Madison Square Garden Entertainment Corp
(e)
519 20
Monarch Casino & Resort Inc 1,743 136
RCI Hospitality Holdings Inc 609 30
Red Rock Resorts Inc 2,975 170
Reservoir Media Inc
(a),(e)
178 1
Rush Street Interactive Inc
(e)
10,103 101
Six Flags Entertainment Corp 4,197 200
Super Group SGHC Ltd 19,913 76
United Parks & Resorts Inc
(e)
4,454 235
$ 10,549
Environmental Control - 2 .46%
374Water Inc
(e)
8,829 11
Arq Inc
(e)
390 3
Casella Waste Systems Inc
(e)
145,730 15,091
CECO Environmental Corp
(e)
3,886 114
Energy Recovery Inc
(e)
7,545 110
LanzaTech Global Inc
(e)
15,101 27
Montrose Environmental Group Inc
(e)
147,164 4,693
Perma-Fix Environmental Services Inc
(a),(e)
1,699 22
PureCycle Technologies Inc
(a),(e)
3,132 24
Quest Resource Holding Corp
(e)
2,329 20
Tetra Tech Inc 52,499 11,195
Waste Connections Inc 174,368 30,997
$ 62,307
Food - 1 .08%
Beyond Meat Inc
(a),(e)
7,938 50
Calavo Growers Inc 362 9
Cal-Maine Foods Inc 328 24
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Chefs' Warehouse Inc/The
(e)
324,101 $ 13,479
Grocery Outlet Holding Corp
(e)
313,660 6,135
J & J Snack Foods Corp 2,025 342
John B Sanfilippo & Son Inc 1,188 125
Krispy Kreme Inc 11,369 121
Lancaster Colony Corp 2,599 502
Lifeway Foods Inc
(a),(e)
606 7
Mama's Creations Inc
(e)
4,445 34
Mission Produce Inc
(e)
723 8
Nathan's Famous Inc 323 24
Natural Grocers by Vitamin Cottage Inc 322 9
Simply Good Foods Co/The
(e)
77,321 2,622
Sprouts Farmers Market Inc
(e)
13,389 1,337
SunOpta Inc
(a),(e)
12,191 65
Utz Brands Inc 153,299 2,275
WK Kellogg Co 8,718 153
$ 27,321
Forest Products & Paper - 0 .00%
Sylvamo Corp 1,016 75
Hand & Machine Tools - 0 .58%
Cadre Holdings Inc 3,458 127
Enerpac Tool Group Corp 7,227 290
Franklin Electric Co Inc 6,019 642
MSA Safety Inc 72,651 13,706
$ 14,765
Healthcare - Products - 7 .23%
Accuray Inc
(e)
11,472 21
Akoya Biosciences Inc
(a),(e)
3,588 9
Alphatec Holdings Inc
(e)
308,495 3,116
Artivion Inc
(e)
4,012 109
AtriCure Inc
(e)
419,035 9,038
Atrion Corp 186 85
Avita Medical Inc
(a),(e)
3,468 34
Axogen Inc
(e)
5,578 49
Axonics Inc
(e)
6,772 464
BioLife Solutions Inc
(e)
4,210 101
Bio-Techne Corp 135,815 11,081
Bioventus Inc
(e)
1,824 13
Bruker Corp 216,132 14,807
CareDx Inc
(e)
1,488 30
Castle Biosciences Inc
(e)
1,127 27
Cerus Corp
(e)
23,977 54
CONMED Corp 4,099 283
CVRx Inc
(e)
116,100 992
Embecta Corp 753 12
Establishment Labs Holdings Inc
(e)
249,442 11,085
Fractyl Health Inc
(e)
613 2
Glaukos Corp
(e)
6,501 762
Haemonetics Corp
(e)
63,865 5,752
Inari Medical Inc
(e)
358,975 16,713
InfuSystem Holdings Inc
(e)
2,671 18
Inmode Ltd
(e)
1,354 25
Integer Holdings Corp
(e)
3,104 369
iRadimed Corp 1,069 50
iRhythm Technologies Inc
(e)
99,959 8,621
Lantheus Holdings Inc
(e)
9,036 947
LeMaitre Vascular Inc 2,695 234
LivaNova PLC
(e)
188,568 9,315
Merit Medical Systems Inc
(e)
110,745 9,446
MiMedx Group Inc
(e)
7,451 56
Natera Inc
(e)
107,017 10,957
NeuroPace Inc
(a),(e)
1,842 14
Novocure Ltd
(e)
14,151 322
OmniAb Inc
(e)
1,458 7
Orchestra BioMed Holdings Inc
(a),(e)
1,344 10
Orthofix Medical Inc
(e)
217,896 3,504
OrthoPediatrics Corp
(e)
186,757 5,748
Paragon 28 Inc
(a),(e)
6,262 49
Patterson Cos Inc 1,966 50

Schedule of Investments
SmallCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
PROCEPT BioRobotics Corp
(e)
228,488 $ 14,468
Pulmonx Corp
(e)
5,117 35
Pulse Biosciences Inc
(e)
2,472 37
Quanterix Corp
(e)
654,959 9,667
Repligen Corp
(e)
54,541 9,127
RxSight Inc
(e)
4,522 207
Sanara Medtech Inc
(a),(e)
539 17
Semler Scientific Inc
(e)
640 21
Sera Prognostics Inc
(e)
3,728 31
SI-BONE Inc
(e)
470,521 7,152
Silk Road Medical Inc
(e)
5,212 141
Soleno Therapeutics Inc
(e)
97,019 4,679
STAAR Surgical Co
(e)
6,575 271
Stereotaxis Inc
(e)
6,842 14
Surmodics Inc
(e)
1,177 49
Tandem Diabetes Care Inc
(e)
8,606 318
TransMedics Group Inc
(e)
83,447 11,872
Treace Medical Concepts Inc
(e)
6,483 47
Twist Bioscience Corp
(e)
7,644 427
UFP Technologies Inc
(e)
964 310
Zynex Inc
(e)
2,064 19
$ 183,290
Healthcare - Services - 2 .28%
Accolade Inc
(e)
595,075 2,440
Addus HomeCare Corp
(e)
828 100
agilon health Inc
(e)
40,999 282
Astrana Health Inc
(e)
5,725 300
Aveanna Healthcare Holdings Inc
(e)
4,864 20
BrightSpring Health Services Inc
(a),(e)
421,705 5,225
Brookdale Senior Living Inc
(e)
21,801 169
Community Health Systems Inc
(e)
9,207 48
CorVel Corp
(e)
1,177 361
DocGo Inc
(e)
2,515 9
Encompass Health Corp 174,735 16,240
Enhabit Inc
(e)
658 7
Ensign Group Inc/The 7,375 1,038
GeneDx Holdings Corp
(e)
209 7
HealthEquity Inc
(e)
190,184 14,926
Innovage Holding Corp
(e)
800 5
Joint Corp/The
(e)
1,472 21
LifeStance Health Group Inc
(e)
664,544 3,662
ModivCare Inc
(e)
752 17
Nano-X Imaging Ltd
(a),(e)
6,831 59
Oscar Health Inc
(e)
25,840 457
PACS Group Inc
(e)
3,305 118
Pennant Group Inc/The
(e)
3,838 114
Quipt Home Medical Corp
(e)
482 2
RadNet Inc
(e)
192,931 11,528
Select Medical Holdings Corp 9,716 386
Sonida Senior Living Inc
(e)
247 8
Teladoc Health Inc
(e)
3,586 34
US Physical Therapy Inc 1,986 194
Viemed Healthcare Inc
(e)
4,712 34
$ 57,811
Home Builders - 1 .00%
Cavco Industries Inc
(e)
1,112 461
Century Communities Inc 465 49
Dream Finders Homes Inc
(e)
3,715 117
Forestar Group Inc
(e)
302 10
Green Brick Partners Inc
(e)
1,148 84
Hovnanian Enterprises Inc
(e)
42 9
Installed Building Products Inc 9,665 2,612
KB Home 1,233 106
Landsea Homes Corp
(e)
291 4
LCI Industries 3,295 384
LGI Homes Inc
(e)
198 23
Meritage Homes Corp 51,760 10,501
Skyline Champion Corp
(e)
131,948 10,755
Tri Pointe Homes Inc
(e)
3,638 165
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
United Homes Group Inc
(e)
557 $ 3
$ 25,283
Home Furnishings - 0 .69%
Arhaus Inc 397,751 6,041
Daktronics Inc
(e)
714 11
Lovesac Co/The
(e)
1,016 28
SharkNinja Inc 142,969 10,987
Sonos Inc
(e)
14,711 199
Vizio Holding Corp
(e)
11,809 130
$ 17,396
Insurance - 2 .00%
American Coastal Insurance Corp
(a),(e)
1,416 17
AMERISAFE Inc 1,090 52
Baldwin Insurance Group Inc/The
(e)
242,856 10,623
Bowhead Specialty Holdings Inc
(e)
65,446 1,834
Crawford & Co 2,103 21
F&G Annuities & Life Inc 136 6
Goosehead Insurance Inc
(e)
3,114 281
HCI Group Inc 1,077 101
Investors Title Co 30 6
Kingsway Financial Services Inc
(a),(e)
1,873 16
Kinsale Capital Group Inc 1,222 559
Lemonade Inc
(a),(e)
5,638 102
Mercury General Corp 448 27
NMI Holdings Inc
(e)
794 31
Palomar Holdings Inc
(e)
131,393 12,089
RLI Corp 59,531 8,965
Roadzen Inc
(a),(e)
527 1
Root Inc/OH
(e)
1,146 69
Selective Insurance Group Inc 29,763 2,688
SiriusPoint Ltd
(e)
1,134 16
Skyward Specialty Insurance Group Inc
(e)
244,321 9,668
Tiptree Inc 787 16
Trupanion Inc
(e)
4,382 162
TWFG Inc
(e)
129,645 3,275
Universal Insurance Holdings Inc 599 12
$ 50,637
Internet - 1 .81%
1-800-Flowers.com Inc
(e)
851 9
1stdibs.com Inc
(a),(e)
758 3
AudioEye Inc
(a),(e)
943 24
Backblaze Inc
(e)
5,391 36
Bumble Inc
(e)
1,219 11
Cardlytics Inc
(e)
5,333 44
Cargurus Inc
(e)
11,738 291
Cogent Communications Holdings Inc 207,539 14,650
Couchbase Inc
(e)
5,168 99
Despegar.com Corp
(e)
1,153 13
Entravision Communications Corp 1,272 3
ePlus Inc
(e)
2,353 216
Eventbrite Inc
(e)
9,720 48
EverQuote Inc
(e)
129,562 3,380
Figs Inc
(e)
966 6
fuboTV Inc
(e)
3,133 5
Gambling.com Group Ltd
(e)
2,338 22
Getty Images Holdings Inc
(a),(e)
13,333 51
Grindr Inc
(e)
3,117 36
Groupon Inc
(e)
1,534 20
HealthStream Inc 1,128 33
Hims & Hers Health Inc
(e)
25,222 536
Innovid Corp
(e)
1,640 3
LifeMD Inc
(e)
2,909 21
Liquidity Services Inc
(e)
2,850 64
LiveOne Inc
(e)
7,988 14
Magnite Inc
(e)
14,881 216
MediaAlpha Inc
(e)
3,299 48
Mondee Holdings Inc
(e)
4,252 13
Nerdy Inc
(e)
9,418 16
Open Lending Corp
(e)
13,579 86

Schedule of Investments
SmallCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Opendoor Technologies Inc
(e)
4,136 $ 10
OptimizeRx Corp
(e)
2,372 26
Perficient Inc
(e)
4,611 348
Q2 Holdings Inc
(e)
182,559 12,318
QuinStreet Inc
(e)
6,997 131
RealReal Inc/The
(e)
9,267 35
Revolve Group Inc
(e)
5,096 99
Shutterstock Inc 2,613 116
Sprinklr Inc
(e)
13,664 134
Squarespace Inc
(e)
8,068 356
TechTarget Inc
(e)
3,432 110
Tucows Inc
(a),(e)
1,076 27
Upwork Inc
(e)
16,555 201
Vivid Seats Inc
(e)
10,392 51
Wayfair Inc
(e)
215,090 11,707
Yelp Inc
(e)
8,715 317
$ 46,003
Investment Companies - 0 .18%
Cipher Mining Inc
(e)
15,442 81
Cleanspark Inc
(e)
29,452 471
Core Scientific Inc
(e)
18,608 181
Marathon Digital Holdings Inc
(e)
29,762 585
Riot Platforms Inc
(e)
4,798 49
Terawulf Inc
(e)
28,569 119
Trinity Capital Inc 218,256 3,189
$ 4,675
Iron & Steel - 1 .27%
ATI Inc
(e)
181,976 12,322
Carpenter Technology Corp 136,264 19,876
$ 32,198
Leisure Products & Services - 0 .28%
Acushnet Holdings Corp 3,852 279
Clarus Corp 505,382 3,052
Global Business Travel Group I
(a),(e)
14,326 96
Lindblad Expeditions Holdings Inc
(e)
3,380 29
Livewire Group Inc
(e)
2,467 18
Marine Products Corp
(a)
542 6
OneSpaWorld Holdings Ltd 211,621 3,405
Peloton Interactive Inc
(e)
41,761 149
Sabre Corp
(e)
10,723 37
Xponential Fitness Inc
(e)
3,182 55
$ 7,126
Lodging - 0 .02%
Hilton Grand Vacations Inc
(e)
9,805 424
Machinery - Construction & Mining - 0 .03%
Argan Inc 1,645 130
Bloom Energy Corp
(a),(e)
24,164 327
Hyster-Yale Inc 925 76
NuScale Power Corp
(a),(e)
10,313 105
$ 638
Machinery - Diversified - 3 .52%
Alamo Group Inc 1,359 262
Albany International Corp 1,012 95
Applied Industrial Technologies Inc 47,285 10,317
Cactus Inc 144,686 9,133
Chart Industries Inc
(e)
73,953 11,912
CSW Industrials Inc 47,504 15,411
DXP Enterprises Inc/TX
(e)
146 8
Esab Corp 77,614 7,886
Gorman-Rupp Co/The 2,784 115
GrafTech International Ltd
(e)
32,209 25
Ichor Holdings Ltd
(e)
1,361 46
IDEX Corp 33,156 6,912
Kadant Inc 22,516 7,914
Lindsay Corp 725 91
Mueller Water Products Inc - Class A 384,355 7,948
Taylor Devices Inc
(e)
321 17
Tennant Co 1,118 120
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Thermon Group Holdings Inc
(e)
465 $ 15
Watts Water Technologies Inc 3,638 755
Zurn Elkay Water Solutions Corp 319,764 10,380
$ 89,362
Media - 0 .01%
GCI Liberty Inc - Escrow
(e),(f)
157,046 —
Sinclair Inc 4,253 65
Thryv Holdings Inc
(e)
4,227 82
Townsquare Media Inc 1,693 21
Value Line Inc 99 5
$ 173
Metal Fabrication & Hardware - 0 .86%
AZZ Inc 3,227 258
Helios Technologies Inc 3,019 139
Hillman Solutions Corp
(e)
4,466 45
Janus International Group Inc
(e)
18,854 272
Mayville Engineering Co Inc
(e)
140 3
Mueller Industries Inc 13,738 974
Northwest Pipe Co
(e)
206 8
Omega Flex Inc 479 25
Standex International Corp 1,180 220
Valmont Industries Inc 65,341 19,495
Worthington Enterprises Inc 3,722 186
Xometry Inc
(e)
5,588 82
$ 21,707
Mining - 0 .05%
Centrus Energy Corp
(e)
1,333 58
Century Aluminum Co
(e)
7,015 106
Constellium SE
(e)
17,211 306
Contango ORE Inc
(a),(e)
432 10
Critical Metals Corp
(e)
987 10
Dakota Gold Corp
(e)
5,346 13
Encore Energy Corp
(e)
17,363 68
Ivanhoe Electric Inc / US
(e)
11,108 110
Kaiser Aluminum Corp 1,993 157
Metals Acquisition Ltd
(e)
2,007 26
Perpetua Resources Corp
(a),(e)
5,214 35
Piedmont Lithium Inc
(a),(e)
692 7
United States Lime & Minerals Inc 1,399 119
Uranium Energy Corp
(e)
52,277 310
Ur-Energy Inc
(e)
31,900 40
$ 1,375
Miscellaneous Manufacturers - 1 .71%
Byrna Technologies Inc
(a),(e)
2,335 22
Enpro Inc 52,162 8,916
Fabrinet
(e)
92,650 20,435
Federal Signal Corp 7,992 799
Hillenbrand Inc 3,127 138
ITT Inc 85,668 12,119
John Bean Technologies Corp 301 30
Materion Corp 2,590 312
Myers Industries Inc 4,880 73
Park Aerospace Corp 1,081 14
Sight Sciences Inc
(a),(e)
4,745 37
Smith & Wesson Brands Inc 504 8
Solidion Technology Inc
(e)
2,466 1
Sturm Ruger & Co Inc 642 29
Trinity Industries Inc 9,971 330
$ 43,263
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 6,042 40
Office Furnishings - 0 .01%
CompX International Inc 118 3
HNI Corp 2,983 164
Interface Inc 758 13
Virco Mfg. Corp 94 2
$ 182

Schedule of Investments
SmallCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 1 .52%
Berry Corp 3,135 $ 21
Crescent Energy Co
(a)
4,171 51
CVR Energy Inc 4,062 116
Delek US Holdings Inc 2,316 55
Diversified Energy Co PLC 336 6
Empire Petroleum Corp
(a),(e)
2,140 12
Evolution Petroleum Corp 1,172 7
Gulfport Energy Corp
(e)
47,181 6,945
Kosmos Energy Ltd
(e)
62,182 344
Magnolia Oil & Gas Corp 21,267 579
Matador Resources Co 133,257 8,193
Nabors Industries Ltd
(e)
384 39
Noble Corp PLC 11,962 565
Northern Oil & Gas Inc 160,015 6,911
Permian Resources Corp 513,108 7,871
Prairie Operating Co
(e)
520 5
Riley Exploration Permian Inc 230 7
Sable Offshore Corp
(a),(e)
6,705 113
Seadrill Ltd
(e)
2,916 160
SM Energy Co 2,569 119
VAALCO Energy Inc 1,380 10
Valaris Ltd
(e)
80,773 6,348
W&T Offshore Inc 13,578 33
$ 38,510
Oil & Gas Services - 2 .22%
Archrock Inc 20,518 425
Aris Water Solutions Inc 229 4
Atlas Energy Solutions Inc 9,027 192
ChampionX Corp 590,191 20,220
Core Laboratories Inc 6,239 153
DMC Global Inc
(e)
690 9
Drilling Tools International Corp
(e)
498 3
Expro Group Holdings NV
(e)
276,481 6,420
Helix Energy Solutions Group Inc
(e)
3,656 43
Kodiak Gas Services Inc 734 21
Liberty Energy Inc 1,244 30
Natural Gas Services Group Inc
(e)
308 6
Oceaneering International Inc
(e)
315,237 9,463
TechnipFMC PLC 331,358 9,775
TETRA Technologies Inc
(e)
312,040 1,164
Tidewater Inc
(e)
84,522 8,365
$ 56,293
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 19,206 71
Karat Packaging Inc 935 28
Pactiv Evergreen Inc 638 8
$ 107
Pharmaceuticals - 3 .15%
AdaptHealth Corp
(e)
5,885 67
Akebia Therapeutics Inc
(e)
2,612 4
Alector Inc
(e)
10,724 64
Alimera Sciences Inc
(a),(e)
2,558 14
Alkermes PLC
(e)
22,378 611
Amneal Pharmaceuticals Inc
(e)
17,743 130
Amphastar Pharmaceuticals Inc
(e)
5,111 222
Anika Therapeutics Inc
(e)
373 10
Aquestive Therapeutics Inc
(e)
2,728 10
Arvinas Inc
(e)
27,859 767
Ascendis Pharma A/S ADR
(e)
85,617 11,430
Avadel Pharmaceuticals PLC
(e)
12,282 201
BellRing Brands Inc
(e)
161,350 8,274
Biote Corp
(a),(e)
3,455 27
Catalyst Pharmaceuticals Inc
(e)
15,466 267
Coherus Biosciences Inc
(e)
3,882 6
Collegium Pharmaceutical Inc
(e)
213,960 8,253
Corbus Pharmaceuticals Holdings Inc
(a),(e)
828 49
Corcept Therapeutics Inc
(e)
10,746 416
CorMedix Inc
(a),(e)
7,040 32
Enliven Therapeutics Inc
(e)
4,435 117
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Fennec Pharmaceuticals Inc
(e)
924 $ 6
Foghorn Therapeutics Inc
(e)
2,069 15
Fulcrum Therapeutics Inc
(e)
3,561 33
G1 Therapeutics Inc
(e)
6,665 29
Galectin Therapeutics Inc
(e)
1,666 4
Gyre Therapeutics Inc
(e)
106 2
Harmony Biosciences Holdings Inc
(e)
4,034 137
Harrow Inc
(a),(e)
4,057 105
Herbalife Ltd
(e)
8,872 109
Heron Therapeutics Inc
(a),(e)
1,492 4
Ironwood Pharmaceuticals Inc
(e)
230,666 1,576
KalVista Pharmaceuticals Inc
(e)
189,231 2,752
Kura Oncology Inc
(e)
9,634 200
Longboard Pharmaceuticals Inc
(e)
119,707 3,979
Madrigal Pharmaceuticals Inc
(e)
9,750 2,775
MannKind Corp
(e)
27,104 156
MediWound Ltd
(e)
1,081 21
Merus NV
(e)
68,477 3,632
Mirum Pharmaceuticals Inc
(e)
5,212 211
Nature's Sunshine Products Inc
(e)
359 6
Neurocrine Biosciences Inc
(e)
113,993 16,138
Neurogene Inc
(a),(e)
734 30
Ocugen Inc
(a),(e)
34,010 48
Ocular Therapeutix Inc
(e)
20,680 175
Option Care Health Inc
(e)
10,870 323
ORIC Pharmaceuticals Inc
(e)
1,895 21
Outlook Therapeutics Inc
(e)
645 5
Owens & Minor Inc
(e)
1,548 25
Pacira BioSciences Inc
(e)
459 9
PetIQ Inc
(e)
545 12
Phibro Animal Health Corp 751 14
Protagonist Therapeutics Inc
(e)
7,765 291
Regulus Therapeutics Inc
(e)
2,158 4
Revance Therapeutics Inc
(e)
13,835 52
Rhythm Pharmaceuticals Inc
(e)
7,276 351
scPharmaceuticals Inc
(e)
3,701 19
SIGA Technologies Inc 4,531 45
Skye Bioscience Inc
(e)
348 2
Spyre Therapeutics Inc
(e)
434 12
Summit Therapeutics Inc
(a),(e)
11,019 119
Supernus Pharmaceuticals Inc
(e)
490 15
Telomir Pharmaceuticals Inc
(e)
366 1
Trevi Therapeutics Inc
(e)
4,862 15
Vaxcyte Inc
(e)
194,821 15,369
Verrica Pharmaceuticals Inc
(e)
2,559 17
Xeris Biopharma Holdings Inc
(e)
18,637 46
Y-mAbs Therapeutics Inc
(e)
4,887 60
$ 79,941
Pipelines - 0 .01%
Kinetik Holdings Inc 492 20
NextDecade Corp
(e)
15,365 125
$ 145
Private Equity - 0 .01%
P10 Inc 4,747 47
Patria Investments Ltd 7,309 95
$ 142
Real Estate - 0 .05%
Angel Oak Mortgage REIT Inc 547 7
Compass Inc
(e)
48,459 213
eXp World Holdings Inc
(a)
10,763 154
Maui Land & Pineapple Co Inc
(e)
1,028 25
McGrath RentCorp 3,242 356
Offerpad Solutions Inc
(e)
269 1
Real Brokerage Inc/The
(a),(e)
12,645 75
Redfin Corp
(e)
15,585 127
Sky Harbour Group Corp
(e)
1,531 16
St Joe Co/The 4,792 295
$ 1,269

Schedule of Investments
SmallCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0 .81%
AG Mortgage Investment Trust Inc 636 $ 5
Alexander's Inc 280 68
Apartment Investment and Management Co
(e)
9,073 80
Armada Hoffler Properties Inc 644 8
CareTrust REIT Inc 1,495 40
CBL & Associates Properties Inc 2,082 54
Clipper Realty Inc 1,377 5
Community Healthcare Trust Inc 284 6
EastGroup Properties Inc 55,578 10,393
Gladstone Commercial Corp 824 12
KKR Real Estate Finance Trust Inc 2,120 24
NETSTREIT Corp 1,971 33
Outfront Media Inc 7,711 125
Phillips Edison & Co Inc 2,399 84
Postal Realty Trust Inc 1,102 17
Ryman Hospitality Properties Inc 50,090 5,034
Saul Centers Inc 1,260 50
Strawberry Fields REIT Inc 786 9
Tanger Inc 5,548 160
Terreno Realty Corp 61,452 4,204
UMH Properties Inc 1,340 24
Universal Health Realty Income Trust 1,420 61
$ 20,496
Retail - 5 .01%
Abercrombie & Fitch Co
(e)
6,684 986
Academy Sports & Outdoors Inc 2,499 135
American Eagle Outfitters Inc 19,244 424
Arko Corp 1,100 7
Beacon Roofing Supply Inc
(e)
7,898 812
BJ's Restaurants Inc
(e)
164,708 5,201
Blink Charging Co
(a),(e)
5,821 19
Bloomin' Brands Inc 5,553 116
Boot Barn Holdings Inc
(e)
114,941 15,343
Brinker International Inc
(e)
5,284 353
Buckle Inc/The 4,103 177
Build-A-Bear Workshop Inc 1,713 46
Caleres Inc 1,374 53
Camping World Holdings Inc 5,629 129
Casey's General Stores Inc 47,205 18,308
Cheesecake Factory Inc/The 6,415 250
Chuy's Holdings Inc
(e)
40,730 1,511
Cracker Barrel Old Country Store Inc
(a)
661 30
Dave & Buster's Entertainment Inc
(e)
4,376 165
Denny's Corp
(e)
4,960 37
Dine Brands Global Inc 260 9
Dutch Bros Inc
(e)
283,740 10,853
EVgo Inc
(a),(e)
1,702 7
First Watch Restaurant Group Inc
(e)
148,452 2,416
FirstCash Holdings Inc 5,199 580
Freshpet Inc
(e)
221,443 26,950
Genesco Inc
(e)
397 12
GMS Inc
(e)
4,788 461
GrowGeneration Corp
(e)
565 1
J Jill Inc 570 22
Jack in the Box Inc
(a)
58,108 3,454
Kura Sushi USA Inc
(a),(e)
787 45
Leslie's Inc
(e)
13,878 41
National Vision Holdings Inc
(e)
250,911 3,628
Ollie's Bargain Outlet Holdings Inc
(e)
166,980 16,304
ONE Group Hospitality Inc/The
(a),(e)
2,944 15
Papa John's International Inc 3,232 143
Patrick Industries Inc 2,868 367
Portillo's Inc
(e)
289,253 2,996
Potbelly Corp
(e)
3,602 26
PriceSmart Inc 2,107 192
Qurate Retail Inc
(e)
319 1
Savers Value Village Inc
(a),(e)
2,968 30
Shake Shack Inc
(e)
5,054 443
Sonic Automotive Inc 564 34
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Sweetgreen Inc
(e)
13,125 $ 361
Texas Roadhouse Inc 49,409 8,627
Tile Shop Holdings Inc
(e)
1,346 10
Urban Outfitters Inc
(e)
2,394 110
Victoria's Secret & Co
(e)
2,439 43
Warby Parker Inc
(e)
11,587 191
Wingstop Inc 12,355 4,619
$ 127,093
Savings & Loans - 0 .41%
Axos Financial Inc
(e)
125,736 9,180
Banc of California Inc 77,769 1,087
Greene County Bancorp Inc 945 34
$ 10,301
Semiconductors - 5 .21%
ACM Research Inc
(e)
4,643 83
Aehr Test Systems
(e)
3,675 69
Ambarella Inc
(e)
2,646 139
Arteris Inc
(e)
3,727 31
Astera Labs Inc
(a),(e)
18,205 798
Axcelis Technologies Inc
(e)
4,329 547
CEVA Inc
(e)
2,643 53
Diodes Inc
(e)
643 50
Entegris Inc 112,057 13,255
FormFactor Inc
(e)
172,326 9,230
GCT Semiconductor Holding Inc
(e)
1,022 5
Impinj Inc
(e)
138,239 22,020
Kulicke & Soffa Industries Inc 130,572 6,159
Lattice Semiconductor Corp
(e)
48,956 2,595
MACOM Technology Solutions Holdings Inc
(e)
171,367 17,294
MaxLinear Inc
(e)
9,923 140
Navitas Semiconductor Corp
(e)
2,336 9
Onto Innovation Inc
(e)
76,510 14,636
Ouster Inc
(e)
1,010 13
Photronics Inc
(e)
2,793 71
Power Integrations Inc 113,599 8,297
QuickLogic Corp
(a),(e)
1,862 20
Rambus Inc
(e)
128,702 6,620
Semtech Corp
(e)
381,840 12,112
Silicon Laboratories Inc
(e)
4,209 506
SiTime Corp
(e)
67,201 9,540
SkyWater Technology Inc
(a),(e)
304,013 2,250
Synaptics Inc
(e)
57,136 4,989
Ultra Clean Holdings Inc
(e)
5,881 255
Veeco Instruments Inc
(e)
6,242 259
$ 132,045
Software - 10 .86%
8x8 Inc
(e)
15,712 48
ACI Worldwide Inc
(e)
14,017 606
ACV Auctions Inc
(e)
763,327 13,038
Adeia Inc 12,203 143
Agilysys Inc
(e)
72,555 8,133
Airship AI Holdings Inc
(e)
416 2
Alignment Healthcare Inc
(e)
13,302 116
Alkami Technology Inc
(e)
5,852 192
Altair Engineering Inc
(e)
161,965 14,311
Amplitude Inc
(e)
10,151 87
Appian Corp
(e)
5,351 198
Asana Inc
(e)
10,549 154
AvePoint Inc
(e)
16,868 184
AvidXchange Holdings Inc
(e)
23,098 207
Bandwidth Inc
(e)
2,934 67
BigBear.ai Holdings Inc
(a),(e)
10,266 16
BigCommerce Holdings Inc
(e)
9,370 76
Blackbaud Inc
(e)
5,487 436
BlackLine Inc
(e)
81,684 3,881
Blend Labs Inc
(a),(e)
30,687 85
Box Inc
(e)
18,717 526
Braze Inc
(e)
242,089 10,666
C3.ai Inc
(e)
10,984 294

Schedule of Investments
SmallCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
CCC Intelligent Solutions Holdings Inc
(e)
1,439,655 $ 14,771
Clear Secure Inc
(a)
384,392 8,207
Clearwater Analytics Holdings Inc
(e)
773,161 15,115
Climb Global Solutions Inc 558 40
CommVault Systems Inc
(e)
5,410 827
CS Disco Inc
(e)
2,493 15
CSG Systems International Inc 3,932 184
Daily Journal Corp
(e)
131 61
Digimarc Corp
(e)
1,905 61
DigitalOcean Holdings Inc
(e)
8,722 289
Domo Inc
(a),(e)
4,495 38
Donnelley Financial Solutions Inc
(e)
2,240 151
Duolingo Inc
(e)
49,140 8,449
Dynatrace Inc
(e)
362,291 15,912
eGain Corp
(e)
2,743 20
Enfusion Inc
(e)
6,432 61
Envestnet Inc
(e)
210,908 13,072
EverCommerce Inc
(e)
2,103 25
Evolent Health Inc
(e)
15,340 358
Fastly Inc
(e)
13,629 110
Five9 Inc
(e)
139,397 6,210
Freshworks Inc
(e)
618,065 7,726
GigaCloud Technology Inc
(a),(e)
3,117 92
Golden Matrix Group Inc
(e)
2,686 6
Guidewire Software Inc
(e)
63,027 9,458
Health Catalyst Inc
(e)
703 5
Ibotta Inc
(a),(e)
10,607 713
iLearningEngines Holdings Inc
(e)
3,720 31
Innodata Inc
(e)
3,553 69
Inspired Entertainment Inc
(e)
2,996 28
Instructure Holdings Inc
(e)
1,541 36
Intapp Inc
(e)
238,016 8,528
IonQ Inc
(a),(e)
26,366 215
Jamf Holding Corp
(e)
9,854 180
Kaltura Inc
(e)
13,038 17
Klaviyo Inc
(e)
378,460 9,916
Life360 Inc
(e)
55,703 1,869
Matterport Inc
(e)
34,809 155
MeridianLink Inc
(e)
2,166 51
Monday.com Ltd
(e)
44,480 10,222
N-able Inc/US
(e)
9,494 132
Olo Inc
(e)
6,894 33
Onestream Inc
(e)
125,339 3,491
PagerDuty Inc
(e)
11,861 248
PDF Solutions Inc
(e)
254,223 8,921
Phreesia Inc
(e)
679,962 16,965
Porch Group Inc
(e)
10,427 21
PowerSchool Holdings Inc
(e)
7,052 159
Privia Health Group Inc
(e)
13,560 281
Progress Software Corp 5,707 333
PROS Holdings Inc
(e)
308,822 7,442
PubMatic Inc
(e)
5,556 122
Red Violet Inc
(e)
1,438 37
ReposiTrak Inc 1,583 30
Sapiens International Corp NV 4,088 159
Schrodinger Inc/United States
(e)
7,387 165
SEMrush Holdings Inc
(e)
4,820 71
Simulations Plus Inc 2,111 86
SoundHound AI Inc
(e)
37,718 192
Sprout Social Inc
(e)
86,954 3,397
SPS Commerce Inc
(e)
91,134 19,632
Take-Two Interactive Software Inc
(e)
66,565 10,020
Talkspace Inc
(e)
15,635 31
Tempus AI Inc
(a),(e)
130,360 5,642
Vertex Inc
(e)
7,212 286
Viant Technology Inc
(e)
2,033 24
Weave Communications Inc
(e)
5,200 52
WM Technology Inc
(e)
11,273 12
Workiva Inc
(e)
91,402 6,743
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Yext Inc
(e)
13,929 $ 80
Zeta Global Holdings Corp
(e)
21,860 468
Zuora Inc
(e)
377,978 3,429
$ 275,463
Telecommunications - 1 .61%
A10 Networks Inc 9,420 123
Anterix Inc
(e)
1,488 60
Applied Digital Corp
(a),(e)
8,667 42
Calix Inc
(e)
5,766 237
Credo Technology Group Holding Ltd
(e)
449,749 12,480
DigitalBridge Group Inc 863,791 12,205
Extreme Networks Inc
(e)
8,933 128
Globalstar Inc
(e)
80,910 98
Gogo Inc
(e)
3,502 32
Harmonic Inc
(e)
14,681 215
IDT Corp - Class B 1,455 56
Infinera Corp
(a),(e)
1,633,993 9,706
InterDigital Inc
(a)
43,445 5,333
Ooma Inc
(e)
458 5
Preformed Line Products Co 22 3
Terran Orbital Corp
(e)
862 1
$ 40,724
Transportation - 1 .38%
ArcBest Corp 102,964 12,978
Costamare Inc 399 6
Covenant Logistics Group Inc 190 11
CryoPort Inc
(e)
4,826 45
Dorian LPG Ltd 2,303 94
FLEX LNG Ltd 2,436 65
Heartland Express Inc 2,569 33
Himalaya Shipping Ltd
(a),(e)
3,764 31
Kirby Corp
(e)
90,650 11,139
Marten Transport Ltd 1,649 31
PAM Transportation Services Inc
(e)
98 2
Proficient Auto Logistics Inc
(e)
301,145 6,068
RXO Inc
(e)
140,775 4,464
SFL Corp Ltd 3,003 36
Universal Logistics Holdings Inc 325 14
Werner Enterprises Inc 1,076 42
World Kinect Corp 827 23
$ 35,082
Water - 0 .02%
American States Water Co 2,787 230
California Water Service Group 2,039 109
Consolidated Water Co Ltd 492 14
Global Water Resources Inc 1,668 22
Middlesex Water Co 302 20
York Water Co/The 250 10
$ 405
TOTAL COMMON STOCKS $ 2,450,464
Total Investments $ 2,582,783
Other Assets and Liabilities -  (1.83)% (46,454)
TOTAL NET ASSETS - 100.00% $ 2,536,329
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $44,439 or 1.75% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $45,353 or
1.79% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security

Schedule of Investments
SmallCap Growth Fund I
July 31, 2024 (unaudited)
See accompanying notes.

(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 76,745 $ 1,086,187 $ 1,054,691 $ 108,241
$ 76,745 $ 1,086,187 $ 1,054,691 $ 108,241
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 2,609 $ — $ — $ —
$ 2,609 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2024 Long 109 $ 12,388 $ 162
Total $ 162
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.64% Shares Held Value (000's)
Exchange-Traded Funds - 0.13%
iShares Core S&P Small-Cap ETF 14,744 $ 1,745
Money Market Funds - 2.51%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
832,215 832
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
31,372,154 31,372
$ 32,204
TOTAL INVESTMENT COMPANIES $ 33,949
COMMON STOCKS - 97.63% Shares Held Value (000's)
Aerospace & Defense - 1.36%
AAR Corp
(d)
31,526 $ 2,037
AeroVironment Inc
(d)
26,618 4,752
Barnes Group Inc 48,275 1,947
Mercury Systems Inc
(d)
49,725 1,768
Moog Inc 27,383 5,370
National Presto Industries Inc 5,001 382
Triumph Group Inc
(d)
73,187 1,200
$ 17,456
Agriculture - 0.41%
Andersons Inc/The 30,252 1,649
Fresh Del Monte Produce Inc 31,924 800
Universal Corp/VA 23,397 1,250
Vector Group Ltd 127,402 1,628
$ 5,327
Airlines - 0.85%
Alaska Air Group Inc
(d)
120,818 4,534
Allegiant Travel Co 13,760 772
JetBlue Airways Corp
(d)
323,853 2,076
SkyWest Inc
(d)
38,334 3,064
Sun Country Airlines Holdings Inc
(d)
36,100 473
$ 10,919
Apparel - 1.26%
Hanesbrands Inc
(d)
334,735 1,988
Kontoor Brands Inc 47,310 3,319
Oxford Industries Inc 13,999 1,474
Steven Madden Ltd 65,674 2,978
VF Corp 314,674 5,337
Wolverine World Wide Inc 76,104 1,132
$ 16,228
Automobile Manufacturers - 0.07%
Wabash National Corp 42,868 921
Automobile Parts & Equipment - 0.98%
American Axle & Manufacturing Holdings Inc
(d)
111,927 832
Dana Inc 122,842 1,561
Dorman Products Inc
(d)
26,576 2,694
Fox Factory Holding Corp
(d)
39,625 2,116
Gentherm Inc
(d)
30,130 1,662
Phinia Inc 43,497 1,944
Standard Motor Products Inc 17,863 585
Titan International Inc
(d)
48,569 414
XPEL Inc
(d)
20,260 828
$ 12,636
Banks - 8.39%
Ameris Bancorp 61,621 3,752
Atlantic Union Bankshares Corp 85,470 3,529
BancFirst Corp 13,821 1,485
Bancorp Inc/The
(d)
49,287 2,555
Bank of Hawaii Corp 37,795 2,592
BankUnited Inc 71,178 2,742
Banner Corp 32,801 1,942
Cathay General Bancorp 69,328 3,073
Central Pacific Financial Corp 25,747 672
City Holding Co 14,057 1,714
Comerica Inc 126,239 6,919
Community Financial System Inc 50,245 3,099
Customers Bancorp Inc
(d)
27,122 1,749
CVB Financial Corp 126,309 2,407
Dime Community Bancshares Inc 33,393 844
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Eagle Bancorp Inc 28,744 $ 619
FB Financial Corp 33,554 1,567
First BanCorp/Puerto Rico 157,477 3,378
First Bancorp/Southern Pines NC 39,200 1,639
First Commonwealth Financial Corp 97,098 1,755
First Financial Bancorp 90,890 2,487
First Hawaiian Inc 121,722 3,048
Fulton Financial Corp 173,060 3,352
Hanmi Financial Corp 28,746 586
Heritage Financial Corp/WA 33,030 765
Hilltop Holdings Inc 44,122 1,456
Hope Bancorp Inc 114,841 1,511
Independent Bank Corp 40,433 2,594
Independent Bank Group Inc 34,277 2,024
Lakeland Financial Corp 24,282 1,664
National Bank Holdings Corp 36,015 1,508
NBT Bancorp Inc 44,893 2,201
OFG Bancorp 44,753 2,033
Park National Corp 13,687 2,422
Pathward Financial Inc 24,062 1,625
Preferred Bank/Los Angeles CA 11,733 1,010
Renasant Corp 59,583 2,049
S&T Bancorp Inc 36,406 1,616
Seacoast Banking Corp of Florida 80,144 2,231
ServisFirst Bancshares Inc 46,710 3,748
Simmons First National Corp 119,477 2,572
Southside Bancshares Inc 27,394 958
Stellar Bancorp Inc 44,889 1,230
Tompkins Financial Corp 11,932 751
Triumph Financial Inc
(d)
20,555 1,865
TrustCo Bank Corp NY 18,113 645
Trustmark Corp 58,273 2,024
United Community Banks Inc/GA 113,438 3,511
Veritex Holdings Inc 51,915 1,301
Walker & Dunlop Inc 32,105 3,432
Westamerica BanCorp 25,402 1,371
$ 107,622
Beverages - 0.18%
MGP Ingredients Inc 14,884 1,214
National Beverage Corp 22,266 1,086
$ 2,300
Biotechnology - 1.77%
ANI Pharmaceuticals Inc
(d)
14,598 959
Arcus Biosciences Inc
(d)
51,959 853
Certara Inc
(d)
102,605 1,602
Cytek Biosciences Inc
(d)
91,242 612
Dynavax Technologies Corp
(d)
124,627 1,395
Innoviva Inc
(d)
52,321 986
Krystal Biotech Inc
(d)
23,655 4,931
Ligand Pharmaceuticals Inc
(d)
16,079 1,752
Myriad Genetics Inc
(d)
86,175 2,410
NeoGenomics Inc
(d)
121,599 2,156
OmniAb Operations Inc
(d)
7,689 —
OmniAb Operations Inc
(d)
7,689 —
REGENXBIO Inc
(d)
43,145 615
Vericel Corp
(d)
46,276 2,338
Vir Biotechnology Inc
(d)
82,910 842
Xencor Inc
(d)
58,712 1,199
$ 22,650
Building Materials - 2.26%
American Woodmark Corp
(d)
15,087 1,541
Apogee Enterprises Inc 21,070 1,446
Armstrong World Industries Inc 41,663 5,474
Boise Cascade Co 37,589 5,341
Gibraltar Industries Inc
(d)
29,012 2,155
Griffon Corp 35,386 2,550
Hayward Holdings Inc
(d)
120,698 1,785
Masterbrand Inc
(d)
120,924 2,183

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
SPX Technologies Inc
(d)
44,020 $ 6,495
$ 28,970
Chemicals - 2.38%
AdvanSix Inc 25,534 714
Balchem Corp 30,871 5,478
Hawkins Inc 18,120 1,883
HB Fuller Co 51,883 4,472
Ingevity Corp
(d)
32,169 1,476
Innospec Inc 23,741 3,114
Koppers Holdings Inc 20,185 822
Mativ Holdings Inc 51,723 987
Minerals Technologies Inc 30,706 2,407
Quaker Chemical Corp 13,191 2,395
Rogers Corp
(d)
15,989 1,954
Sensient Technologies Corp 40,337 3,148
Stepan Co 20,331 1,721
$ 30,571
Coal - 1.16%
Alpha Metallurgical Resources Inc 11,023 3,256
Arch Resources Inc 17,249 2,528
CONSOL Energy Inc
(d)
25,184 2,514
Peabody Energy Corp 100,614 2,235
SunCoke Energy Inc 80,052 936
Warrior Met Coal Inc 49,798 3,441
$ 14,910
Commercial Services - 4.55%
ABM Industries Inc 60,261 3,348
Adtalem Global Education Inc
(d)
35,806 2,808
Alarm.com Holdings Inc
(d)
47,786 3,371
AMN Healthcare Services Inc
(d)
36,177 2,446
Arlo Technologies Inc
(d)
92,908 1,409
CoreCivic Inc
(d)
105,931 1,477
Cross Country Healthcare Inc
(d)
31,122 568
Deluxe Corp 41,937 1,022
EVERTEC Inc 61,326 2,114
GEO Group Inc/The
(d)
126,907 1,840
Green Dot Corp
(d)
43,571 417
Healthcare Services Group Inc
(d)
70,121 801
Heidrick & Struggles International Inc 19,279 774
Hertz Global Holdings Inc
(d)
125,203 511
John Wiley & Sons Inc 40,047 1,912
Kelly Services Inc 30,659 721
Korn Ferry 49,682 3,663
LiveRamp Holdings Inc
(d)
63,017 1,908
Matthews International Corp 29,240 847
Mister Car Wash Inc
(d),(e)
88,223 671
Monro Inc 28,471 877
Payoneer Global Inc
(d)
241,193 1,334
Perdoceo Education Corp 62,463 1,548
PROG Holdings Inc 41,109 1,852
Robert Half Inc 98,424 6,318
Strategic Education Inc 20,879 2,201
Stride Inc
(d)
38,035 2,890
Upbound Group Inc 42,652 1,609
Verra Mobility Corp
(d)
158,555 4,777
Vestis Corp 125,159 1,623
Viad Corp
(d)
20,117 669
$ 58,326
Computers - 1.22%
3D Systems Corp
(d)
127,047 464
Corsair Gaming Inc
(d)
41,551 341
DXC Technology Co
(d)
170,349 3,465
Insight Enterprises Inc
(d)
26,349 5,915
NCR Atleos Corp
(d)
65,231 2,097
NCR Voyix Corp
(d)
131,170 1,935
NetScout Systems Inc
(d)
67,998 1,384
$ 15,601
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.51%
Central Garden & Pet Co
(d)
9,070 $ 361
Central Garden & Pet Co - A Shares
(d)
51,582 1,773
Quanex Building Products Corp 31,527 1,053
WD-40 Co 12,905 3,376
$ 6,563
Cosmetics & Personal Care - 0.59%
Edgewell Personal Care Co 47,182 1,847
Inter Parfums Inc 17,077 2,403
Prestige Consumer Healthcare Inc
(d)
47,526 3,365
$ 7,615
Distribution & Wholesale - 0.80%
G-III Apparel Group Ltd
(d)
38,103 1,050
OPENLANE Inc
(d)
103,118 1,844
Resideo Technologies Inc
(d)
139,028 3,159
Rush Enterprises Inc - Class A 58,939 3,006
ScanSource Inc
(d)
23,527 1,225
$ 10,284
Diversified Financial Services - 4.32%
Air Lease Corp 98,614 4,893
Artisan Partners Asset Management Inc 66,560 2,939
B Riley Financial Inc
(e)
15,576 299
BGC Group Inc 365,520 3,366
Bread Financial Holdings Inc 47,210 2,577
Brightsphere Investment Group Inc 28,046 735
Cohen & Steers Inc 25,023 2,147
Encore Capital Group Inc
(d)
22,553 1,140
Enova International Inc
(d)
25,822 2,233
EZCORP Inc
(d)
49,483 516
Moelis & Co 66,986 4,555
Mr Cooper Group Inc
(d)
61,625 5,539
Navient Corp 76,661 1,258
Piper Sandler Cos 14,811 4,048
PJT Partners Inc 21,011 2,793
PRA Group Inc
(d)
37,468 999
Radian Group Inc 143,371 5,319
StepStone Group Inc 49,527 2,489
StoneX Group Inc
(d)
25,971 2,164
Virtu Financial Inc 84,257 2,302
Virtus Investment Partners Inc 6,380 1,442
WisdomTree Inc 106,293 1,269
World Acceptance Corp
(d)
3,199 391
$ 55,413
Electric - 1.06%
Avista Corp 74,446 2,917
Clearway Energy Inc - Class A 32,957 812
Clearway Energy Inc - Class C 78,506 2,094
MGE Energy Inc 34,446 3,026
Otter Tail Corp 39,814 3,859
Unitil Corp 15,394 943
$ 13,651
Electrical Components & Equipment - 0.33%
Energizer Holdings Inc 63,568 1,957
Insteel Industries Inc 18,543 635
Powell Industries Inc 8,790 1,614
$ 4,206
Electronics - 2.96%
Advanced Energy Industries Inc 35,651 4,149
Badger Meter Inc 27,988 5,770
Benchmark Electronics Inc 34,320 1,643
Brady Corp 42,648 3,054
CTS Corp 29,106 1,423
ESCO Technologies Inc 24,520 3,015
Itron Inc
(d)
43,675 4,518
Knowles Corp
(d)
85,448 1,561
Mesa Laboratories Inc 4,880 559
OSI Systems Inc
(d)
14,936 2,210
Plexus Corp
(d)
26,079 3,342
Sanmina Corp
(d)
52,800 3,977

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
TTM Technologies Inc
(d)
96,904 $ 1,878
Vicor Corp
(d)
21,554 908
$ 38,007
Energy - Alternate Sources - 0.56%
Green Plains Inc
(d)
61,527 1,091
REX American Resources Corp
(d)
14,499 737
SolarEdge Technologies Inc
(d)
54,557 1,574
SunPower Corp
(d),(e)
81,868 70
Sunrun Inc
(d)
211,053 3,700
$ 7,172
Engineering & Construction - 1.46%
Arcosa Inc 46,258 4,298
Dycom Industries Inc
(d)
27,699 5,083
Frontdoor Inc
(d)
74,067 2,923
Granite Construction Inc 42,038 2,878
MYR Group Inc
(d)
15,964 2,243
NV5 Global Inc
(d)
12,300 1,268
$ 18,693
Entertainment - 1.12%
Cinemark Holdings Inc
(d)
101,591 2,396
Golden Entertainment Inc 20,673 691
Madison Square Garden Sports Corp
(d)
15,899 3,186
Monarch Casino & Resort Inc 12,487 978
Penn Entertainment Inc
(d)
142,286 2,841
Six Flags Entertainment Corp 88,796 4,229
$ 14,321
Environmental Control - 0.07%
Enviri Corp
(d)
76,269 901
Food - 1.49%
B&G Foods Inc 75,267 649
Calavo Growers Inc 16,947 403
Cal-Maine Foods Inc 38,751 2,774
Chefs' Warehouse Inc/The
(d)
33,702 1,402
Grocery Outlet Holding Corp
(d)
95,080 1,860
Hain Celestial Group Inc/The
(d)
85,543 662
J & J Snack Foods Corp 14,767 2,491
John B Sanfilippo & Son Inc 8,576 899
Simply Good Foods Co/The
(d)
86,634 2,939
SpartanNash Co 32,815 693
Tootsie Roll Industries Inc 16,872 520
TreeHouse Foods Inc
(d)
45,575 1,836
United Natural Foods Inc
(d)
56,593 877
WK Kellogg Co 62,962 1,108
$ 19,113
Forest Products & Paper - 0.22%
Mercer International Inc 41,975 320
Sylvamo Corp 33,285 2,453
$ 2,773
Gas - 0.31%
Chesapeake Utilities Corp 21,204 2,503
Northwest Natural Holding Co 36,208 1,447
$ 3,950
Hand & Machine Tools - 0.63%
Enerpac Tool Group Corp 51,656 2,077
Franklin Electric Co Inc 37,733 4,023
Kennametal Inc 74,901 1,958
$ 8,058
Healthcare - Products - 3.11%
Artivion Inc
(d)
37,749 1,025
Avanos Medical Inc
(d)
43,706 1,045
BioLife Solutions Inc
(d)
34,623 832
CONMED Corp 29,326 2,025
Embecta Corp 54,909 860
Glaukos Corp
(d)
47,959 5,619
ICU Medical Inc
(d)
19,489 2,475
Inari Medical Inc
(d)
49,266 2,294
Integer Holdings Corp
(d)
31,902 3,789
Integra LifeSciences Holdings Corp
(d)
65,273 1,619
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
LeMaitre Vascular Inc 19,022 $ 1,653
Merit Medical Systems Inc
(d)
55,326 4,719
Omnicell Inc
(d)
43,726 1,277
Patterson Cos Inc 75,920 1,917
QuidelOrtho Corp
(d)
47,155 1,853
STAAR Surgical Co
(d)
46,770 1,929
Tandem Diabetes Care Inc
(d)
61,499 2,274
UFP Technologies Inc
(d)
6,720 2,161
Varex Imaging Corp
(d)
38,943 576
$ 39,942
Healthcare - Services - 2.28%
Addus HomeCare Corp
(d)
16,820 2,041
Astrana Health Inc
(d)
40,295 2,114
CorVel Corp
(d)
8,626 2,646
Enhabit Inc
(d)
47,754 489
Ensign Group Inc/The 53,764 7,567
Fortrea Holdings Inc
(d)
85,121 2,349
Fulgent Genetics Inc
(d)
19,374 464
National HealthCare Corp 12,904 1,757
Pediatrix Medical Group Inc
(d)
78,828 657
RadNet Inc
(d)
63,310 3,783
Select Medical Holdings Corp 101,523 4,037
US Physical Therapy Inc 14,348 1,399
$ 29,303
Home Builders - 2.81%
Cavco Industries Inc
(d)
7,392 3,065
Century Communities Inc 26,940 2,821
Green Brick Partners Inc
(d)
23,958 1,752
Installed Building Products Inc 22,352 6,043
LCI Industries 24,233 2,828
LGI Homes Inc
(d)
19,523 2,246
M/I Homes Inc
(d)
26,425 4,408
Meritage Homes Corp 34,582 7,016
Tri Pointe Homes Inc
(d)
90,336 4,088
Winnebago Industries Inc 27,868 1,742
$ 36,009
Home Furnishings - 0.47%
Ethan Allen Interiors Inc 21,777 672
Leggett & Platt Inc 127,618 1,681
MillerKnoll Inc 68,210 2,116
Sonos Inc
(d)
117,018 1,580
$ 6,049
Housewares - 0.24%
Newell Brands Inc 363,699 3,124
Insurance - 2.97%
Ambac Financial Group Inc
(d)
43,059 568
AMERISAFE Inc 18,209 865
Assured Guaranty Ltd 49,224 4,055
Employers Holdings Inc 24,130 1,158
Genworth Financial Inc
(d)
416,769 2,821
Goosehead Insurance Inc
(d)
24,031 2,170
HCI Group Inc 6,982 658
Horace Mann Educators Corp 39,004 1,348
Jackson Financial Inc 64,628 5,691
Lincoln National Corp 161,889 5,391
Mercury General Corp 25,306 1,515
NMI Holdings Inc
(d)
76,433 3,008
Palomar Holdings Inc
(d)
23,731 2,183
ProAssurance Corp
(d)
48,571 636
Safety Insurance Group Inc 14,128 1,209
SiriusPoint Ltd
(d)
87,654 1,260
Stewart Information Services Corp 26,261 1,857
Trupanion Inc
(d)
34,408 1,275
United Fire Group Inc 20,232 453
$ 38,121

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1.83%
Cargurus Inc
(d)
74,734 $ 1,855
Cars.com Inc
(d)
58,545 1,207
Cogent Communications Holdings Inc 40,185 2,837
ePlus Inc
(d)
25,370 2,332
HealthStream Inc 22,865 679
IAC Inc
(d)
66,522 3,513
Liquidity Services Inc
(d)
21,187 476
Perficient Inc
(d)
33,478 2,525
QuinStreet Inc
(d)
50,000 935
Shutterstock Inc 22,866 1,011
Sprinklr Inc
(d)
114,078 1,121
TechTarget Inc
(d)
24,736 792
TripAdvisor Inc
(d)
103,566 1,826
Yelp Inc
(d)
64,229 2,340
$ 23,449
Investment Companies - 0.67%
HA Sustainable Infrastructure Capital Inc 108,278 3,548
Marathon Digital Holdings Inc
(d)
259,887 5,112
$ 8,660
Iron & Steel - 1.31%
ATI Inc
(d)
118,485 8,022
Carpenter Technology Corp 47,234 6,890
Haynes International Inc 12,089 720
Worthington Steel Inc 29,263 1,167
$ 16,799
Leisure Products & Services - 0.45%
Sabre Corp
(d)
363,649 1,247
Topgolf Callaway Brands Corp
(d)
134,583 2,221
Vista Outdoor Inc
(d)
55,417 2,251
$ 5,719
Machinery - Construction & Mining - 0.06%
Astec Industries Inc 21,675 761
Machinery - Diversified - 1.32%
Alamo Group Inc 9,870 1,902
Albany International Corp 29,706 2,780
Cactus Inc 62,560 3,949
DXP Enterprises Inc/TX
(d)
12,435 681
Gates Industrial Corp PLC
(d)
177,371 3,297
Ichor Holdings Ltd
(d)
31,871 1,084
Lindsay Corp 10,510 1,324
Tennant Co 18,099 1,949
$ 16,966
Media - 0.27%
AMC Networks Inc
(d)
29,449 328
Cable One Inc 4,334 1,792
Scholastic Corp 24,243 759
Thryv Holdings Inc
(d)
30,022 585
$ 3,464
Metal Fabrication & Hardware - 1.22%
AZZ Inc 28,280 2,261
Metallus Inc
(d)
37,169 833
Mueller Industries Inc 108,159 7,673
Olympic Steel Inc 9,328 473
Proto Labs Inc
(d)
24,105 839
Standex International Corp 11,286 2,108
Worthington Enterprises Inc 29,125 1,454
$ 15,641
Mining - 0.18%
Century Aluminum Co
(d)
49,426 747
Compass Minerals International Inc 32,271 429
Kaiser Aluminum Corp 15,159 1,193
$ 2,369
Miscellaneous Manufacturers - 2.26%
Enpro Inc 19,949 3,410
Fabrinet
(d)
34,416 7,591
Federal Signal Corp 58,178 5,816
Hillenbrand Inc 66,836 2,956
John Bean Technologies Corp 30,309 2,982
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Materion Corp 19,740 $ 2,377
Myers Industries Inc 35,403 528
Sturm Ruger & Co Inc 16,568 747
Trinity Industries Inc 77,920 2,576
$ 28,983
Office & Business Equipment - 0.17%
Pitney Bowes Inc 148,172 978
Xerox Holdings Corp 108,793 1,171
$ 2,149
Office Furnishings - 0.27%
HNI Corp 45,033 2,475
Interface Inc 55,456 958
$ 3,433
Oil & Gas - 2.37%
California Resources Corp 61,098 3,143
Comstock Resources Inc 91,809 869
CVR Energy Inc 27,758 794
Helmerich & Payne Inc 93,999 3,799
Magnolia Oil & Gas Corp 172,270 4,693
Nabors Industries Ltd
(d)
8,539 878
Northern Oil & Gas Inc 87,143 3,764
Par Pacific Holdings Inc
(d)
50,752 1,347
Patterson-UTI Energy Inc 294,503 3,237
SM Energy Co 109,530 5,060
Talos Energy Inc
(d)
148,846 1,762
Vital Energy Inc
(d)
24,298 1,060
$ 30,406
Oil & Gas Services - 1.63%
Archrock Inc 141,736 2,938
Bristow Group Inc
(d)
22,978 872
Core Laboratories Inc 44,655 1,094
DNOW Inc
(d)
101,690 1,562
Dril-Quip Inc
(d)
32,772 568
Helix Energy Solutions Group Inc
(d)
136,447 1,610
Liberty Energy Inc 144,394 3,487
Oceaneering International Inc
(d)
96,536 2,898
ProPetro Holding Corp
(d)
78,476 752
RPC Inc 80,426 601
Tidewater Inc
(d)
46,217 4,574
$ 20,956
Packaging & Containers - 0.63%
Clearwater Paper Corp
(d)
15,879 881
O-I Glass Inc
(d)
148,268 1,981
Sealed Air Corp 138,645 5,275
$ 8,137
Pharmaceuticals - 2.27%
AdaptHealth Corp
(d)
74,380 845
Alkermes PLC
(d)
161,121 4,402
Amphastar Pharmaceuticals Inc
(d)
36,317 1,581
Catalyst Pharmaceuticals Inc
(d)
106,838 1,842
Collegium Pharmaceutical Inc
(d)
31,149 1,201
Corcept Therapeutics Inc
(d)
87,233 3,373
Harmony Biosciences Holdings Inc
(d)
30,281 1,025
Ironwood Pharmaceuticals Inc
(d)
133,187 910
Organon & Co 244,862 5,353
Owens & Minor Inc
(d)
69,790 1,146
Pacira BioSciences Inc
(d)
44,318 915
Phibro Animal Health Corp 19,364 366
Premier Inc 99,803 2,094
Protagonist Therapeutics Inc
(d)
56,073 2,099
Supernus Pharmaceuticals Inc
(d)
52,343 1,561
USANA Health Sciences Inc
(d)
10,521 469
$ 29,182
Real Estate - 0.60%
Cushman & Wakefield PLC
(d)
187,551 2,459
eXp World Holdings Inc
(e)
73,717 1,058
Kennedy-Wilson Holdings Inc 111,304 1,159
Marcus & Millichap Inc 22,823 904

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
St Joe Co/The 33,918 $ 2,092
$ 7,672
REITs - 7.70%
Acadia Realty Trust 98,242 2,126
Alexander & Baldwin Inc 69,117 1,362
American Assets Trust Inc 46,383 1,230
Apollo Commercial Real Estate Finance Inc 124,529 1,357
Apple Hospitality REIT Inc 214,592 3,174
Arbor Realty Trust Inc 179,491 2,423
Armada Hoffler Properties Inc 63,862 759
ARMOUR Residential REIT Inc 46,418 938
Blackstone Mortgage Trust Inc 165,276 2,950
Brandywine Realty Trust 164,026 827
CareTrust REIT Inc 135,262 3,647
Centerspace 14,197 991
Community Healthcare Trust Inc 23,306 507
DiamondRock Hospitality Co 200,009 1,646
Douglas Emmett Inc 159,368 2,564
Easterly Government Properties Inc 98,066 1,366
Ellington Financial Inc 80,970 1,027
Elme Communities 83,791 1,379
Essential Properties Realty Trust Inc 166,913 4,939
Four Corners Property Trust Inc 87,583 2,377
Franklin BSP Realty Trust Inc 77,952 1,079
Getty Realty Corp 46,760 1,385
Global Net Lease Inc 186,037 1,619
Highwoods Properties Inc 100,922 3,126
Hudson Pacific Properties Inc 120,787 724
Innovative Industrial Properties Inc 26,974 3,313
JBG SMITH Properties 79,630 1,302
KKR Real Estate Finance Trust Inc 55,437 636
LTC Properties Inc 41,393 1,478
LXP Industrial Trust 280,226 2,886
Macerich Co/The 205,423 3,289
Medical Properties Trust Inc 571,568 2,749
New York Mortgage Trust Inc 86,861 563
NexPoint Residential Trust Inc 22,024 962
Outfront Media Inc 138,993 2,254
Pebblebrook Hotel Trust 114,736 1,571
PennyMac Mortgage Investment Trust 82,689 1,139
Phillips Edison & Co Inc 116,541 4,091
Ready Capital Corp 147,928 1,373
Redwood Trust Inc 125,827 915
Retail Opportunity Investments Corp 121,353 1,814
Safehold Inc 42,850 992
Saul Centers Inc 12,330 488
Service Properties Trust 157,826 895
SITE Centers Corp 171,581 2,651
SL Green Realty Corp 61,704 4,112
Summit Hotel Properties Inc 103,013 653
Sunstone Hotel Investors Inc 193,924 2,009
Tanger Inc 104,118 3,009
Two Harbors Investment Corp 98,540 1,327
Uniti Group Inc 228,757 878
Universal Health Realty Income Trust 12,110 518
Urban Edge Properties 113,127 2,296
Veris Residential Inc 76,648 1,204
Whitestone REIT 45,190 624
Xenia Hotels & Resorts Inc 97,083 1,347
$ 98,860
Retail - 5.82%
Academy Sports & Outdoors Inc 70,259 3,799
Advance Auto Parts Inc 56,755 3,594
American Eagle Outfitters Inc 176,086 3,883
Asbury Automotive Group Inc
(d)
19,206 5,171
BJ's Restaurants Inc
(d)
22,263 703
Bloomin' Brands Inc 82,336 1,717
Boot Barn Holdings Inc
(d)
28,944 3,863
Brinker International Inc
(d)
42,361 2,830
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Buckle Inc/The 28,158 $ 1,216
Caleres Inc 31,481 1,214
Cheesecake Factory Inc/The 44,637 1,736
Chuy's Holdings Inc
(d)
16,404 608
Cracker Barrel Old Country Store Inc
(e)
21,137 969
Dave & Buster's Entertainment Inc
(d)
30,703 1,155
Designer Brands Inc 41,442 338
Dine Brands Global Inc 14,667 526
Foot Locker Inc 78,276 2,275
GMS Inc
(d)
37,929 3,650
Group 1 Automotive Inc 12,582 4,601
Guess? Inc 25,961 624
Haverty Furniture Cos Inc 12,678 371
Jack in the Box Inc 18,462 1,097
Kohl's Corp 105,598 2,287
La-Z-Boy Inc 40,599 1,792
Leslie's Inc
(d)
175,899 519
MarineMax Inc
(d)
19,323 674
Movado Group Inc 14,895 386
National Vision Holdings Inc
(d)
74,801 1,082
Nu Skin Enterprises Inc 47,290 531
ODP Corp/The
(d)
30,418 1,285
Papa John's International Inc 31,394 1,389
Patrick Industries Inc 20,051 2,568
PC Connection Inc 10,794 773
PriceSmart Inc 23,956 2,188
Sally Beauty Holdings Inc
(d)
98,559 1,128
Shake Shack Inc
(d)
35,852 3,141
Shoe Carnival Inc 17,050 724
Signet Jewelers Ltd 42,519 3,577
Sonic Automotive Inc 14,155 843
Urban Outfitters Inc
(d)
53,996 2,486
Victoria's Secret & Co
(d)
74,541 1,323
$ 74,636
Savings & Loans - 1.57%
Axos Financial Inc
(d)
48,274 3,524
Banc of California Inc 132,172 1,848
Berkshire Hills Bancorp Inc 40,472 1,117
Brookline Bancorp Inc 84,640 888
Capitol Federal Financial Inc 117,534 743
Northwest Bancshares Inc 121,172 1,701
Pacific Premier Bancorp Inc 91,816 2,485
Provident Financial Services Inc 124,269 2,304
WaFd Inc 64,340 2,290
WSFS Financial Corp 57,218 3,232
$ 20,132
Semiconductors - 2.24%
Alpha & Omega Semiconductor Ltd
(d)
22,135 916
Axcelis Technologies Inc
(d)
30,975 3,914
CEVA Inc
(d)
22,453 450
Cohu Inc
(d)
44,831 1,434
Diodes Inc
(d)
43,915 3,434
FormFactor Inc
(d)
73,477 3,936
Kulicke & Soffa Industries Inc 52,810 2,491
MaxLinear Inc
(d)
71,965 1,018
Photronics Inc
(d)
60,322 1,533
Semtech Corp
(d)
61,474 1,950
SiTime Corp
(d)
16,769 2,380
SMART Global Holdings Inc
(d)
49,794 1,165
Ultra Clean Holdings Inc
(d)
42,757 1,850
Veeco Instruments Inc
(d)
53,927 2,233
$ 28,704
Software - 3.20%
ACI Worldwide Inc
(d)
100,393 4,340
Adeia Inc 103,313 1,214
Agilysys Inc
(d)
19,226 2,155
BlackLine Inc
(d)
48,851 2,321
Box Inc
(d)
137,444 3,865
CSG Systems International Inc 27,077 1,268

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Digi International Inc
(d)
34,633 $ 945
DigitalOcean Holdings Inc
(d)
51,170 1,695
Donnelley Financial Solutions Inc
(d)
23,725 1,601
DoubleVerify Holdings Inc
(d)
134,130 2,833
Envestnet Inc
(d)
47,749 2,960
N-able Inc/US
(d)
66,850 932
PDF Solutions Inc
(d)
29,253 1,027
Privia Health Group Inc
(d)
98,838 2,050
Progress Software Corp 41,149 2,403
Schrodinger Inc/United States
(d)
52,614 1,172
Simulations Plus Inc 15,223 622
SPS Commerce Inc
(d)
35,261 7,596
$ 40,999
Telecommunications - 1.70%
A10 Networks Inc 66,637 872
Calix Inc
(d)
55,526 2,284
Consolidated Communications Holdings Inc
(d)
72,167 332
EchoStar Corp
(d)
114,779 2,305
Extreme Networks Inc
(d)
123,728 1,769
Gogo Inc
(d)
58,091 527
Harmonic Inc
(d)
110,961 1,627
InterDigital Inc
(e)
24,028 2,950
Lumen Technologies Inc
(d)
966,447 3,044
Shenandoah Telecommunications Co 47,781 1,017
Telephone and Data Systems Inc 93,861 1,990
Viasat Inc
(d)
71,593 1,448
Viavi Solutions Inc
(d)
212,552 1,709
$ 21,874
Textiles - 0.22%
UniFirst Corp/MA 14,348 2,791
Transportation - 1.72%
ArcBest Corp 22,310 2,812
Dorian LPG Ltd 32,465 1,327
Forward Air Corp 30,062 762
Heartland Express Inc 43,655 566
Hub Group Inc 58,786 2,749
Marten Transport Ltd 55,003 1,035
Matson Inc 32,534 4,318
RXO Inc
(d)
111,922 3,549
Schneider National Inc 35,253 949
Werner Enterprises Inc 60,376 2,366
World Kinect Corp 57,070 1,594
$ 22,027
Trucking & Leasing - 0.12%
Greenbrier Cos Inc/The 29,641 1,512
Water - 0.68%
American States Water Co 35,447 2,925
California Water Service Group 54,989 2,940
Middlesex Water Co 16,975 1,128
SJW Group 27,929 1,693
$ 8,686
TOTAL COMMON STOCKS $ 1,252,672
Total Investments $ 1,286,621
Other Assets and Liabilities -  (0.27)% (3,491)
TOTAL NET ASSETS - 100.00% $ 1,283,130
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,592 or
0.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,474 or 0.43% of net assets.
Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 19,882 $ 253,583 $ 242,093 $ 31,372
$ 19,882 $ 253,583 $ 242,093 $ 31,372
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 841 $ — $ — $ —
$ 841 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2024 (unaudited)
See accompanying notes.

(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2024 Long 253 $ 28,753 $ 2,070
Total $ 2,070
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .47 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .19%
iShares Russell 2000 Value ETF 18,000 $ 3,082
Money Market Funds - 4 .28%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
1,295,919 1,296
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
67,453,992 67,454
$ 68,750
TOTAL INVESTMENT COMPANIES $ 71,832
COMMON STOCKS - 95 .06 % Shares Held Value (000's)
Advertising - 0 .16%
Advantage Solutions Inc
(d)
11,894 $ 48
Boston Omaha Corp
(d)
2,585 38
Clear Channel Outdoor Holdings Inc
(d)
31,870 53
National CineMedia Inc
(d)
55,482 335
Stagwell Inc
(d)
311,667 2,082
$ 2,556
Aerospace & Defense - 0 .44%
AAR Corp
(d)
2,886 186
AerSale Corp
(d)
277,961 1,874
Archer Aviation Inc
(d),(e)
1,260 5
Astronics Corp
(d)
3,007 69
Barnes Group Inc 59,584 2,404
Bridger Aerospace Group Holdings Inc
(d)
642 2
Ducommun Inc
(d)
1,418 91
Intuitive Machines Inc
(d),(e)
2,651 11
Kratos Defense & Security Solutions Inc
(d)
8,656 195
Mercury Systems Inc
(d)
5,765 205
Moog Inc 2,100 412
National Presto Industries Inc 18,397 1,407
Redwire Corp
(d)
1,605 11
Triumph Group Inc
(d)
6,785 111
Virgin Galactic Holdings Inc
(d)
1,701 12
$ 6,995
Agriculture - 0 .18%
Alico Inc 749 22
Andersons Inc/The 41,713 2,274
Dole PLC 7,895 117
Fresh Del Monte Produce Inc 3,550 89
Limoneira Co 1,761 39
Tejon Ranch Co
(d)
2,339 45
Turning Point Brands Inc 238 9
Universal Corp/VA 2,520 135
Vector Group Ltd 13,155 168
$ 2,898
Airlines - 0 .22%
Alaska Air Group Inc
(d)
50,900 1,910
Allegiant Travel Co 1,620 91
Hawaiian Holdings Inc
(d)
5,366 69
JetBlue Airways Corp
(d)
32,264 207
SkyWest Inc
(d)
4,189 335
Spirit Airlines Inc
(e)
12,199 37
Sun Country Airlines Holdings Inc
(d)
61,134 800
$ 3,449
Apparel - 1 .13%
Carter's Inc 36,200 2,192
Gildan Activewear Inc 278,125 11,311
Oxford Industries Inc
(e)
21,791 2,295
Rocky Brands Inc 455 16
Steven Madden Ltd 50,100 2,271
Superior Group of Cos Inc 1,239 25
Weyco Group Inc
(e)
593 21
$ 18,131
Automobile Manufacturers - 0 .34%
Canoo Inc
(d),(e)
5,825 12
Hyliion Holdings Corp
(d)
15,671 35
REV Group Inc 76,167 2,222
Wabash National Corp 145,689 3,131
$ 5,400
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1 .07%
Adient PLC
(d)
125,844 $ 3,241
Aeva Technologies Inc
(d)
2,234 8
American Axle & Manufacturing Holdings Inc
(d)
12,099 90
Aurora Innovation Inc
(d)
40,724 163
Commercial Vehicle Group Inc
(d)
3,227 18
Cooper-Standard Holdings Inc
(d)
1,892 28
Dana Inc 13,745 175
Douglas Dynamics Inc 29,474 852
Fox Factory Holding Corp
(d)
32,240 1,721
Goodyear Tire & Rubber Co/The
(d)
153,607 1,797
Holley Inc
(d)
2,499 10
indie Semiconductor Inc
(d)
11,910 71
Luminar Technologies Inc
(d),(e)
4,274 7
Methode Electronics Inc 270,881 3,430
Miller Industries Inc/TN 22,886 1,555
Phinia Inc 56,072 2,506
SES AI Corp
(d)
10,631 13
Shyft Group Inc/The 3,537 59
Solid Power Inc
(d)
16,910 32
Standard Motor Products Inc 2,268 74
Titan International Inc
(d)
5,588 48
Visteon Corp
(d)
11,700 1,352
$ 17,250
Banks - 13 .93%
1st Source Corp 13,856 880
ACNB Corp 947 39
Alerus Financial Corp 1,997 45
Amalgamated Financial Corp 1,874 60
Amerant Bancorp Inc 3,111 70
Ameris Bancorp 6,922 422
Ames National Corp 862 19
Arrow Financial Corp 31,118 981
Associated Banc-Corp 145,563 3,345
Atlantic Union Bankshares Corp 9,411 389
BancFirst Corp 1,835 197
Bancorp Inc/The
(d)
250 13
Bank First Corp 1,022 95
Bank of Hawaii Corp 4,104 282
Bank of Marin Bancorp 96,712 1,964
Bank of NT Butterfield & Son Ltd/The 4,889 187
Bank7 Corp 352 15
BankUnited Inc 84,645 3,260
Bankwell Financial Group Inc 633 18
Banner Corp 3,603 213
Bar Harbor Bankshares 1,578 50
BayCom Corp 26,634 641
BCB Bancorp Inc
(e)
42,912 544
Blue Foundry Bancorp
(d)
2,033 23
BOK Financial Corp 8,100 833
Bridgewater Bancshares Inc
(d)
52,925 731
Burke & Herbert Financial Services Corp
(e)
1,355 92
Business First Bancshares Inc 2,530 64
Byline Bancorp Inc 3,268 92
Cadence Bank 348,545 11,456
Camden National Corp 45,107 1,880
Capital Bancorp Inc 940 24
Capital City Bank Group Inc 1,547 55
Carter Bankshares Inc
(d)
9,748 159
Cathay General Bancorp 48,329 2,142
Central Pacific Financial Corp 99,099 2,585
Chemung Financial Corp 329 16
ChoiceOne Financial Services Inc 702 19
Citizens & Northern Corp
(e)
1,698 34
Citizens Financial Services Inc 414 22
City Holding Co 1,439 175
Civista Bancshares Inc 45,956 825
CNB Financial Corp/PA 30,633 786
Coastal Financial Corp/WA
(d)
62 3
Colony Bankcorp Inc 1,876 29

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Columbia Banking System Inc 67,800 $ 1,774
Comerica Inc 252,435 13,836
Community Financial System Inc 5,497 339
Community Trust Bancorp Inc 34,334 1,741
Community West Bancshares 1,897 39
ConnectOne Bancorp Inc 137,806 3,338
CrossFirst Bankshares Inc
(d)
107,370 1,990
Customers Bancorp Inc
(d)
3,108 200
CVB Financial Corp 13,946 266
Dime Community Bancshares Inc 108,022 2,731
Eagle Bancorp Inc 156,199 3,362
Eastern Bankshares Inc 62,705 1,043
Enterprise Bancorp Inc/MA
(e)
1,055 31
Enterprise Financial Services Corp 38,186 2,018
Equity Bancshares Inc 1,521 62
Esquire Financial Holdings Inc 85 5
Farmers & Merchants Bancorp Inc/Archbold OH
(e)
1,415 39
Farmers National Banc Corp 3,838 60
FB Financial Corp 19,507 911
Fidelity D&D Bancorp Inc
(e)
466 24
Financial Institutions Inc 40,522 1,067
First Bancorp Inc/The
(e)
1,206 34
First BanCorp/Puerto Rico 15,961 342
First Bancorp/Southern Pines NC 4,206 176
First Bancshares Inc/The 3,226 108
First Bank/Hamilton NJ 2,357 36
First Busey Corp 30,503 837
First Business Financial Services Inc 15,253 702
First Commonwealth Financial Corp 10,645 192
First Community Bankshares Inc 1,794 80
First Financial Bancorp 9,936 272
First Financial Corp/IN 56,454 2,538
First Foundation Inc 283,870 1,987
First Hawaiian Inc 131,707 3,298
First Internet Bancorp 44,902 1,664
First Interstate BancSystem Inc 55,045 1,738
First Merchants Corp 23,027 929
First Mid Bancshares Inc 20,698 795
First of Long Island Corp/The 138,422 1,816
Five Star Bancorp 1,824 54
Fulton Financial Corp 18,811 364
FVCBankcorp Inc
(d),(e)
1,610 20
German American Bancorp Inc 2,991 118
Glacier Bancorp Inc 11,990 536
Great Southern Bancorp Inc 13,796 864
Guaranty Bancshares Inc/TX 893 31
Hancock Whitney Corp 9,128 500
Hanmi Financial Corp 150,482 3,069
HarborOne Bancorp Inc 4,137 55
HBT Financial Inc 1,403 32
Heartland Financial USA Inc 4,454 243
Heritage Commerce Corp 144,766 1,498
Heritage Financial Corp/WA 79,498 1,842
Hilltop Holdings Inc 94,697 3,125
Home BancShares Inc/AR 19,842 562
HomeStreet Inc 16,138 233
Hope Bancorp Inc 258,413 3,401
Horizon Bancorp Inc/IN 165,653 2,646
Independent Bank Corp 16,087 1,032
Independent Bank Corp/MI 52,589 1,824
Independent Bank Group Inc 19,905 1,176
International Bancshares Corp 5,683 383
Investar Holding Corp 39,406 729
John Marshall Bancorp Inc 1,419 27
Kearny Financial Corp/MD 242,956 1,749
Lakeland Financial Corp 2,449 168
LCNB Corp
(e)
1,185 18
LINKBANCORP Inc 2,170 16
Live Oak Bancshares Inc 40,047 1,808
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Mercantile Bank Corp 20,047 $ 970
Merchants Bancorp/IN 51,991 2,340
Metrocity Bankshares Inc
(e)
1,796 57
Metropolitan Bank Holding Corp
(d)
1,100 58
Mid Penn Bancorp Inc 5,177 154
Middlefield Banc Corp
(e)
718 19
Midland States Bancorp Inc 13,902 330
MidWestOne Financial Group Inc 24,324 713
MVB Financial Corp 1,211 28
National Bank Holdings Corp 3,876 162
National Bankshares Inc
(e)
563 18
NB Bancorp Inc
(d),(e)
76,789 1,468
NBT Bancorp Inc 4,838 237
Nicolet Bankshares Inc 1,069 108
Northeast Bank 10,834 787
Northeast Community Bancorp Inc 40,614 925
Northrim BanCorp Inc 26,640 1,822
Norwood Financial Corp
(e)
731 22
Oak Valley Bancorp 676 19
OFG Bancorp 4,886 222
Old National Bancorp/IN 33,138 663
Old Second Bancorp Inc 4,577 77
Orange County Bancorp Inc 583 36
Origin Bancorp Inc 3,081 106
Orrstown Financial Services Inc 1,920 68
Park National Corp 1,533 271
Parke Bancorp Inc 27,650 541
Pathward Financial Inc 1,922 130
PCB Bancorp 32,595 628
Peapack-Gladstone Financial Corp 66,936 1,892
Peoples Bancorp Inc/OH 3,631 121
Peoples Bancorp of North Carolina Inc 445 14
Peoples Financial Services Corp 793 39
Pioneer Bancorp Inc/NY
(d)
1,161 13
Plumas Bancorp 537 23
Ponce Financial Group Inc
(d)
1,895 19
Popular Inc 4,400 452
Preferred Bank/Los Angeles CA 30,094 2,590
Premier Financial Corp 101,511 2,572
Primis Financial Corp 65,485 864
Princeton Bancorp Inc 486 19
Prosperity Bancshares Inc 146,665 10,636
Provident Bancorp Inc
(d),(e)
1,536 17
QCR Holdings Inc 1,712 131
RBB Bancorp 43,141 995
Red River Bancshares Inc 543 30
Renasant Corp 5,819 200
Republic Bancorp Inc/KY 854 56
S&T Bancorp Inc 4,003 178
Sandy Spring Bancorp Inc 115,616 3,541
Seacoast Banking Corp of Florida 8,887 247
ServisFirst Bancshares Inc 3,818 306
Shore Bancshares Inc 66,345 963
Sierra Bancorp 30,604 891
Simmons First National Corp 167,763 3,612
SmartFinancial Inc 1,725 49
South Plains Financial Inc 8,324 270
Southern California Bancorp
(d),(e)
2,565 41
Southern First Bancshares Inc
(d)
21,007 727
Southern States Bancshares Inc 941 31
Southside Bancshares Inc 3,015 106
SouthState Corp 8,043 796
Stellar Bancorp Inc 5,164 142
Sterling Bancorp Inc/MI
(d)
2,173 13
Stock Yards Bancorp Inc 2,686 167
Texas Capital Bancshares Inc
(d)
14,473 957
Third Coast Bancshares Inc
(d)
1,266 30
Tompkins Financial Corp 25,352 1,596
Towne Bank/Portsmouth VA 28,193 937

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
TriCo Bancshares 3,357 $ 156
Triumph Financial Inc
(d)
186 17
TrustCo Bank Corp NY 74,677 2,659
Trustmark Corp 6,399 222
UMB Financial Corp 4,741 484
United Bankshares Inc/WV 258,908 10,079
United Community Banks Inc/GA 12,590 390
Unity Bancorp Inc 820 28
Univest Financial Corp 98,636 2,727
USCB Financial Holdings Inc
(e)
743 12
Valley National Bancorp 409,956 3,444
Veritex Holdings Inc 115,519 2,896
Virginia National Bankshares Corp 450 18
Walker & Dunlop Inc 943 101
Washington Trust Bancorp Inc 79,273 2,538
WesBanco Inc 6,053 193
West BanCorp Inc 1,805 37
Westamerica BanCorp 2,693 145
Western Alliance Bancorp 221,955 17,859
Zions Bancorp NA 278,425 14,386
$ 223,970
Beverages - 1 .05%
BRC Inc
(d)
307 2
Coca-Cola Consolidated Inc 11,173 12,803
Duckhorn Portfolio Inc/The
(d)
310,412 2,254
MGP Ingredients Inc 18,400 1,500
Primo Water Corp 14,590 320
$ 16,879
Biotechnology - 0 .44%
2seventy bio Inc
(d)
4,656 22
4D Molecular Therapeutics Inc
(d)
1,965 35
89bio Inc
(d)
8,525 78
Absci Corp
(d),(e)
2,090 9
Achieve Life Sciences Inc
(d),(e)
1,330 7
Acrivon Therapeutics Inc
(d)
1,208 10
Acumen Pharmaceuticals Inc
(d)
4,112 14
ADC Therapeutics SA
(d)
2,704 9
Adverum Biotechnologies Inc
(d)
2,040 15
Agenus Inc
(d),(e)
1,971 12
Akero Therapeutics Inc
(d)
5,930 159
Aldeyra Therapeutics Inc
(d)
4,385 17
Allogene Therapeutics Inc
(d)
11,694 34
Altimmune Inc
(d)
3,613 23
Alto Neuroscience Inc
(d),(e)
343 4
Anavex Life Sciences Corp
(d),(e)
5,962 41
ANI Pharmaceuticals Inc
(d)
12,028 791
Annexon Inc
(d)
9,364 60
Applied Therapeutics Inc
(d)
3,713 22
Arbutus Biopharma Corp
(d)
890 3
Arcturus Therapeutics Holdings Inc
(d)
246 6
ArriVent Biopharma Inc
(d)
381 8
Astria Therapeutics Inc
(d)
692 8
Atea Pharmaceuticals Inc
(d)
8,583 33
Atossa Therapeutics Inc
(d)
10,269 14
Aura Biosciences Inc
(d)
5,164 53
Aurinia Pharmaceuticals Inc
(d)
4,286 25
Avid Bioservices Inc
(d)
348 4
Beam Therapeutics Inc
(d)
8,042 254
Black Diamond Therapeutics Inc
(d)
1,173 7
Bluebird Bio Inc
(d)
18,790 22
Boundless Bio Inc
(d)
300 1
Bridgebio Pharma Inc
(d)
5,570 145
C4 Therapeutics Inc
(d)
6,523 44
Cabaletta Bio Inc
(d)
3,718 26
Capricor Therapeutics Inc
(d)
379 2
Cardiff Oncology Inc
(d)
2,366 6
Cargo Therapeutics Inc
(d),(e)
1,979 34
Caribou Biosciences Inc
(d)
8,397 19
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Cartesian Therapeutics Inc - Contingent Value
Rights
(d),(f)
12,004 $ 2
Celcuity Inc
(d)
139 3
Celldex Therapeutics Inc
(d)
1,242 47
Century Therapeutics Inc
(d)
4,497 10
CG oncology Inc
(d),(e)
1,036 35
Chinook Therapeutics Inc - Contingent Value
Rights
(d),(f)
4,587 2
Cibus Inc
(d),(e)
1,467 15
Cogent Biosciences Inc
(d)
631 6
Compass Therapeutics Inc
(d)
10,000 10
Conduit Pharmaceuticals Inc
(d)
1,399 —
Contineum Therapeutics Inc
(d)
268 5
Cullinan Therapeutics Inc
(d)
426 8
Cytek Biosciences Inc
(d)
12,775 86
Cytokinetics Inc
(d)
10,661 629
Day One Biopharmaceuticals Inc
(d)
545 8
Denali Therapeutics Inc
(d)
5,579 136
Design Therapeutics Inc
(d)
3,270 17
Dianthus Therapeutics Inc
(d),(e)
2,320 69
Disc Medicine Inc
(d)
1,529 66
Dynavax Technologies Corp
(d)
2,926 33
Editas Medicine Inc
(d)
8,939 48
Elevation Oncology Inc
(d)
2,010 5
Eliem Therapeutics Inc
(d)
672 6
Entrada Therapeutics Inc
(d)
2,757 45
Erasca Inc
(d)
12,538 39
Esperion Therapeutics Inc
(d)
15,287 35
EyePoint Pharmaceuticals Inc
(d)
3,030 30
Fate Therapeutics Inc
(d)
11,128 59
Generation Bio Co
(d),(e)
4,851 16
Geron Corp
(d)
18,427 87
Harvard Bioscience Inc
(d)
2,961 9
HilleVax Inc
(d)
2,469 5
IGM Biosciences Inc
(d),(e)
196 2
ImmunityBio Inc
(d),(e)
3,539 18
Inhibrx Biosciences Inc
(d)
427 6
Innoviva Inc
(d)
5,342 101
Inovio Pharmaceuticals Inc
(d),(e)
2,836 30
Inozyme Pharma Inc
(d),(e)
5,753 33
Intellia Therapeutics Inc
(d)
10,137 266
Invivyd Inc
(d)
7,776 10
iTeos Therapeutics Inc
(d)
2,898 51
Kodiak Sciences Inc
(d)
3,038 9
Korro Bio Inc
(d)
437 20
Kyverna Therapeutics Inc
(d),(e)
651 6
LENZ Therapeutics Inc
(e)
1,411 35
Lexeo Therapeutics Inc
(d),(e)
86 1
Lexicon Pharmaceuticals Inc
(d)
7,025 16
Ligand Pharmaceuticals Inc
(d)
1,807 197
Lyra Therapeutics Inc
(d)
5,004 2
MacroGenics Inc
(d)
917 3
MeiraGTx Holdings plc
(d)
1,250 7
Mersana Therapeutics Inc
(d)
5,305 11
Metagenomi Inc
(d)
349 1
Mineralys Therapeutics Inc
(d),(e)
2,500 31
Monte Rosa Therapeutics Inc
(d)
3,106 14
Myriad Genetics Inc
(d)
9,408 263
Nektar Therapeutics
(d)
19,843 27
NeoGenomics Inc
(d)
12,348 219
Nkarta Inc
(d)
5,889 38
Novavax Inc
(d)
3,559 46
Nurix Therapeutics Inc
(d)
2,100 46
Nuvation Bio Inc
(d)
18,883 72
Olema Pharmaceuticals Inc
(d)
3,300 53
Omeros Corp
(d),(e)
3,376 18
OmniAb Operations Inc
(d)
476 —
OmniAb Operations Inc
(d)
476 —
Organogenesis Holdings Inc
(d)
6,226 19

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
PepGen Inc
(d)
175 $ 2
Perspective Therapeutics Inc
(d)
858 12
Phathom Pharmaceuticals Inc
(d)
2,986 35
Pliant Therapeutics Inc
(d)
5,990 86
Poseida Therapeutics Inc
(d)
4,815 17
Precigen Inc
(d)
10,831 16
Prelude Therapeutics Inc
(d)
1,486 9
ProKidney Corp
(d),(e)
1,330 3
Prothena Corp PLC
(d)
1,979 46
PTC Therapeutics Inc
(d)
1,914 65
Puma Biotechnology Inc
(d)
2,630 9
Pyxis Oncology Inc
(d)
4,788 19
Q32 Bio Inc
(d),(e)
590 22
RAPT Therapeutics Inc
(d),(e)
2,941 9
REGENXBIO Inc
(d)
4,839 69
Relay Therapeutics Inc
(d)
10,467 86
Renovaro Inc
(d)
1,750 1
Replimune Group Inc
(d)
5,288 53
REVOLUTION Medicines Inc
(d)
5,574 254
Rigel Pharmaceuticals Inc
(d)
330 3
Sage Therapeutics Inc
(d)
5,660 62
Savara Inc
(d)
1,883 9
Scholar Rock Holding Corp
(d)
673 6
Scilex Holding Co
(d)
3,201 5
Shattuck Labs Inc
(d)
1,265 5
Solid Biosciences Inc
(d),(e)
1,997 18
Sutro Biopharma Inc
(d),(e)
9,103 36
Tenaya Therapeutics Inc
(d),(e)
3,917 14
Terns Pharmaceuticals Inc
(d)
6,066 47
Tevogen Bio Holdings Inc
(d)
1,901 1
Theravance Biopharma Inc
(d)
4,094 41
Third Harmonic Bio Inc
(d)
2,120 26
Tourmaline Bio Inc 2,578 44
Travere Therapeutics Inc
(d)
7,750 74
TScan Therapeutics Inc
(d)
1,309 9
UroGen Pharma Ltd
(d)
760 13
Ventyx Biosciences Inc
(d)
5,958 14
Veracyte Inc
(d)
8,083 194
Veru Inc
(d),(e)
3,355 3
Verve Therapeutics Inc
(d)
7,901 55
Vir Biotechnology Inc
(d)
9,421 96
Viridian Therapeutics Inc
(d)
1,863 31
WaVe Life Sciences Ltd
(d)
1,094 7
Werewolf Therapeutics Inc
(d)
2,241 5
XBiotech Inc
(d),(e)
1,813 14
Xencor Inc
(d)
3,374 69
XOMA Royalty Corp
(d)
296 8
Zentalis Pharmaceuticals Inc
(d)
6,359 25
Zevra Therapeutics Inc
(d),(e)
1,948 13
Zymeworks Inc
(d)
5,875 61
$ 7,139
Building Materials - 1 .49%
AAON Inc 114,105 10,102
American Woodmark Corp
(d)
13,958 1,426
Apogee Enterprises Inc 11,057 759
Armstrong World Industries Inc 17,300 2,273
Aspen Aerogels Inc
(d)
4,778 97
Boise Cascade Co 2,197 312
Caesarstone Ltd
(d)
2,029 13
Gibraltar Industries Inc
(d)
1,675 124
JELD-WEN Holding Inc
(d)
330,904 5,523
Knife River Corp
(d)
27,200 2,163
LSI Industries Inc 828 14
Masterbrand Inc
(d)
13,336 241
SmartRent Inc
(d)
20,325 37
Summit Materials Inc
(d)
12,746 533
UFP Industries Inc 2,787 368
$ 23,985
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 3 .96%
AdvanSix Inc 74,980 $ 2,097
American Vanguard Corp 20,016 192
Arcadium Lithium PLC
(d)
114,147 363
Avient Corp 9,502 430
Axalta Coating Systems Ltd
(d)
301,350 10,743
Cabot Corp 16,300 1,635
Chemours Co/The 500,065 12,087
Codexis Inc
(d)
6,096 22
Danimer Scientific Inc - Warrants
(d)
3,340 —
Ecovyst Inc
(d)
301,648 2,878
Element Solutions Inc 857,340 23,105
HB Fuller Co 4,128 356
Huntsman Corp 123,300 2,951
Ingevity Corp
(d)
48,600 2,230
Innospec Inc 12,102 1,587
Intrepid Potash Inc
(d)
1,230 32
Koppers Holdings Inc 2,142 87
Kronos Worldwide Inc 2,323 28
Mativ Holdings Inc 5,675 108
Minerals Technologies Inc 23,071 1,808
Oil-Dri Corp of America 440 29
Perimeter Solutions SA
(d)
14,088 136
Rayonier Advanced Materials Inc
(d)
7,120 47
Rogers Corp
(d)
1,994 244
Sensient Technologies Corp 214 17
Stepan Co 2,032 172
Tronox Holdings PLC 12,503 202
Valhi Inc 229 5
$ 63,591
Coal - 0 .12%
Arch Resources Inc 1,866 274
CONSOL Energy Inc
(d)
3,099 309
Hallador Energy Co
(d)
2,635 21
NACCO Industries Inc 393 12
Peabody Energy Corp 13,474 299
SunCoke Energy Inc 55,415 648
Warrior Met Coal Inc 5,448 377
$ 1,940
Commercial Services - 5 .49%
Aaron's Co Inc/The 223,443 2,235
ABM Industries Inc 46,447 2,580
Acacia Research Corp
(d)
4,316 23
Adtalem Global Education Inc
(d)
21,947 1,720
Alight Inc
(d)
50,031 379
American Public Education Inc
(d)
1,612 32
AMN Healthcare Services Inc
(d)
175,835 11,890
Barrett Business Services Inc 208 8
BrightView Holdings Inc
(d)
4,642 67
Brink's Co/The 22,200 2,442
Carriage Services Inc 330 11
Cass Information Systems Inc 6,674 286
Chegg Inc
(d)
11,036 38
Cimpress PLC
(d)
603 55
CompoSecure Inc
(e)
101 1
CoreCivic Inc
(d)
11,551 161
Cross Country Healthcare Inc
(d)
3,494 64
Custom Truck One Source Inc
(d)
1,695 8
Deluxe Corp 4,650 113
Distribution Solutions Group Inc
(d)
116 4
DLH Holdings Corp
(d)
538 6
Emerald Holding Inc
(e)
135,659 769
Ennis Inc 78,767 1,878
Euronet Worldwide Inc
(d)
29,200 2,978
European Wax Center Inc
(d)
175 2
First Advantage Corp 2,297 39
Forrester Research Inc
(d)
16,144 326
GEO Group Inc/The
(d)
13,078 190
Graham Holdings Co 1,648 1,277
Green Dot Corp
(d)
5,588 53

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Hackett Group Inc/The 25,258 $ 689
Healthcare Services Group Inc
(d)
152,741 1,745
Heidrick & Struggles International Inc 64,310 2,582
Hertz Global Holdings Inc
(d),(e)
12,912 53
HireQuest Inc 109 1
Huron Consulting Group Inc
(d)
12,900 1,419
I3 Verticals Inc
(d)
2,227 55
Information Services Group Inc 3,453 12
Insperity Inc 21,800 2,239
John Wiley & Sons Inc 1,797 86
Kelly Services Inc 3,252 76
Kforce Inc 176,075 12,232
Korn Ferry 48,021 3,540
Laureate Education Inc 86,590 1,342
Lifecore Biomedical Inc
(d)
2,089 13
Lincoln Educational Services Corp
(d)
2,915 41
ManpowerGroup Inc 38,300 2,933
MarketWise Inc 4,051 5
Marqeta Inc
(d)
7,054 38
Matthews International Corp 3,119 90
Medifast Inc 74,212 1,628
Mister Car Wash Inc
(d)
1,229 9
Monro Inc 3,135 97
National Research Corp 25,700 655
Payoneer Global Inc
(d)
141,496 782
Paysafe Ltd
(d)
3,381 71
Perdoceo Education Corp 6,890 171
Performant Financial Corp
(d)
1,798 7
PROG Holdings Inc 3,721 168
Quad/Graphics Inc 1,122 5
Repay Holdings Corp
(d)
9,522 92
Resources Connection Inc 175,334 2,092
Sezzle Inc
(d)
25 2
SoundThinking Inc
(d)
113 2
Sterling Check Corp
(d)
1,492 23
StoneCo Ltd
(d)
14,462 190
Strategic Education Inc 2,354 248
Stride Inc
(d)
139,930 10,632
TrueBlue Inc
(d)
244,819 2,926
Upbound Group Inc 3,200 121
Valvoline Inc
(d)
198,555 9,233
Verra Mobility Corp
(d)
9,200 277
Willdan Group Inc
(d)
1,328 45
$ 88,302
Computers - 1 .86%
3D Systems Corp
(d)
13,446 49
ASGN Inc
(d)
34,209 3,238
Cantaloupe Inc
(d)
293 2
Conduent Inc
(d)
16,978 69
Corsair Gaming Inc
(d)
3,920 32
Crane NXT Co 42,100 2,647
Cricut Inc
(e)
857 5
Diebold Nixdorf Inc
(d)
2,650 115
D-Wave Quantum Inc
(d)
3,925 4
DXC Technology Co
(d)
105,700 2,150
Everspin Technologies Inc
(d)
313 2
Grid Dynamics Holdings Inc
(d)
1,355 17
Insight Enterprises Inc
(d)
61,740 13,861
Integral Ad Science Holding Corp
(d)
6,710 68
Maximus Inc 32,700 3,038
NCR Atleos Corp
(d)
45,650 1,468
NCR Voyix Corp
(d)
1,326 20
NetScout Systems Inc
(d)
7,277 148
OneSpan Inc
(d)
319 5
PAR Technology Corp
(d)
193 10
Rekor Systems Inc
(d)
838 2
Rigetti Computing Inc
(d)
13,871 14
Rimini Street Inc
(d)
4,473 10
Telos Corp
(d)
6,262 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Thoughtworks Holding Inc
(d)
11,124 $ 39
TTEC Holdings Inc 95,018 758
Unisys Corp
(d)
7,227 34
V2X Inc
(d)
38,588 2,012
$ 29,844
Consumer Products - 0 .29%
ACCO Brands Corp 9,834 50
Central Garden & Pet Co
(d),(e)
33,600 1,339
Central Garden & Pet Co - A Shares
(d)
4,529 155
Helen of Troy Ltd
(d)
50,820 3,004
Quanex Building Products Corp 4,668 156
$ 4,704
Cosmetics & Personal Care - 0 .70%
Coty Inc
(d)
699,625 6,961
Edgewell Personal Care Co 78,070 3,057
Honest Co Inc/The
(d)
4,633 17
Inter Parfums Inc 5,400 760
Olaplex Holdings Inc
(d)
15,419 32
Prestige Consumer Healthcare Inc
(d)
5,206 369
Waldencast plc
(d)
2,607 8
$ 11,204
Distribution & Wholesale - 2 .30%
A-Mark Precious Metals Inc 1,835 71
Core & Main Inc
(d)
194,645 10,408
EVI Industries Inc 82 2
G-III Apparel Group Ltd
(d)
80,947 2,232
Global Industrial Co 28,761 1,003
H&E Equipment Services Inc 253 13
Hudson Technologies Inc
(d)
4,259 36
MRC Global Inc
(d)
42,766 619
OPENLANE Inc
(d)
11,301 202
Resideo Technologies Inc
(d)
146,076 3,318
Rush Enterprises Inc - Class A 283,630 14,468
Rush Enterprises Inc - Class B 995 47
ScanSource Inc
(d)
47,902 2,493
ThredUp Inc
(d)
5,657 12
Titan Machinery Inc
(d)
111,042 1,980
VSE Corp 1,199 107
$ 37,011
Diversified Financial Services - 3 .31%
AlTi Global Inc
(d),(e)
3,306 16
Artisan Partners Asset Management Inc 251,960 11,127
AssetMark Financial Holdings Inc
(d)
1,105 38
Atlanticus Holdings Corp
(d)
512 18
BGC Group Inc 38,922 358
Bread Financial Holdings Inc 60,326 3,292
Brookfield Business Corp 2,723 61
Burford Capital Ltd 21,097 298
Columbia Financial Inc
(d)
2,877 52
Consumer Portfolio Services Inc
(d),(e)
799 8
Diamond Hill Investment Group Inc 10,241 1,631
Enact Holdings Inc 96,570 3,286
Encore Capital Group Inc
(d)
2,456 124
Enova International Inc
(d)
2,747 238
Evercore Inc - Class A 35,785 8,960
Federal Agricultural Mortgage Corp 121 25
Federated Hermes Inc 81,800 2,808
First Western Financial Inc
(d)
562 10
Forge Global Holdings Inc
(d)
11,030 16
GCM Grosvenor Inc 480 5
International Money Express Inc
(d)
11,400 253
LendingClub Corp
(d)
11,498 144
LendingTree Inc
(d)
70 4
Medallion Financial Corp 1,835 15
Mr Cooper Group Inc
(d)
9,053 813
Navient Corp 185,087 3,037
Nelnet Inc 1,540 174
Onity Group Inc
(d)
646 19
Pagseguro Digital Ltd
(d)
9,464 121

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
PennyMac Financial Services Inc 1,282 $ 126
Perella Weinberg Partners 97,900 1,850
PRA Group Inc
(d)
4,070 108
Radian Group Inc 95,953 3,560
Regional Management Corp 686 22
Silvercrest Asset Management Group Inc 932 17
SLM Corp 97,300 2,208
StoneX Group Inc
(d)
2,590 216
SWK Holdings Corp
(d)
344 6
Velocity Financial Inc
(d),(e)
847 16
Virtu Financial Inc 105,000 2,869
Virtus Investment Partners Inc 11,416 2,580
Western Union Co/The 227,300 2,703
World Acceptance Corp
(d)
29 4
$ 53,236
Electric - 2 .25%
ALLETE Inc 48,527 3,130
Altus Power Inc
(d)
8,438 35
Ameresco Inc
(d)
2,249 71
Avista Corp 92,308 3,617
Black Hills Corp 57,214 3,379
Genie Energy Ltd 705 12
Hawaiian Electric Industries Inc 11,701 194
MGE Energy Inc 12,683 1,114
Northwestern Energy Group Inc 64,382 3,462
Ormat Technologies Inc 5,674 441
Otter Tail Corp 33,925 3,288
PNM Resources Inc 79,413 3,302
Portland General Electric Co 289,646 13,723
Unitil Corp 7,368 451
$ 36,219
Electrical Components & Equipment - 0 .41%
Belden Inc 31,906 2,957
ChargePoint Holdings Inc
(d),(e)
19,196 42
Energizer Holdings Inc 49,900 1,536
EnerSys 352 39
Insteel Industries Inc 56,357 1,931
nLight Inc
(d)
4,459 54
Ultralife Corp
(d)
866 10
$ 6,569
Electronics - 2 .30%
Allient Inc 1,542 45
Applied Optoelectronics Inc
(d)
4,122 39
Arrow Electronics Inc
(d)
23,600 2,919
Atkore Inc 23,420 3,162
Atmus Filtration Technologies Inc 88,100 2,717
Avnet Inc 48,900 2,629
Bel Fuse Inc - A Shares
(e)
171 16
Bel Fuse Inc - B Shares 1,078 80
Benchmark Electronics Inc 9,647 461
CTS Corp 663 32
ESCO Technologies Inc 1,406 173
FARO Technologies Inc
(d)
1,981 34
GoPro Inc
(d)
11,715 18
Itron Inc
(d)
25,181 2,605
Kimball Electronics Inc
(d)
71,769 1,701
Knowles Corp
(d)
9,287 170
Mesa Laboratories Inc 337 38
MicroVision Inc
(d),(e)
9,367 10
Mirion Technologies Inc
(d)
18,308 193
Napco Security Technologies Inc 107,235 5,985
NEXTracker Inc
(d)
3,131 154
NVE Corp 1,100 98
OSI Systems Inc
(d)
9,491 1,404
Plexus Corp
(d)
28,424 3,643
Sanmina Corp
(d)
25,276 1,904
Standard BioTools Inc
(d)
24,694 55
Stoneridge Inc
(d)
2,897 49
TTM Technologies Inc
(d)
132,125 2,561
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Turtle Beach Corp
(d)
689 $ 10
Vicor Corp
(d)
1,131 48
Vishay Intertechnology Inc 104,571 2,542
Vontier Corp 36,300 1,424
$ 36,919
Energy - Alternate Sources - 0 .18%
Aemetis Inc
(d)
3,552 11
Alto Ingredients Inc
(d)
476,800 758
Energy Vault Holdings Inc
(d)
9,272 10
Freyr Battery Inc
(d),(e)
10,992 20
FuelCell Energy Inc
(d),(e)
48,199 24
FutureFuel Corp 2,449 14
Green Plains Inc
(d)
6,700 119
Plug Power Inc
(d),(e)
61,075 151
REX American Resources Corp
(d)
25,023 1,271
SolarMax Technology Inc
(d)
341 1
Stem Inc
(d),(e)
14,885 18
Sunnova Energy International Inc
(d),(e)
11,429 81
SunPower Corp
(d),(e)
8,615 7
Sunrun Inc
(d)
23,017 404
TPI Composites Inc
(d)
4,521 19
$ 2,908
Engineering & Construction - 0 .21%
908 Devices Inc
(d)
2,075 12
Arcosa Inc 5,127 476
Concrete Pumping Holdings Inc
(d)
114,433 764
Fluor Corp
(d)
1,481 71
Granite Construction Inc 806 55
Great Lakes Dredge & Dock Corp
(d)
6,936 65
Iteris Inc
(d)
301 2
Latham Group Inc
(d)
3,640 13
Mistras Group Inc
(d)
2,091 21
NV5 Global Inc
(d)
1,243 128
Orion Group Holdings Inc
(d)
2,905 24
Primoris Services Corp 481 27
Southland Holdings Inc
(d)
987 4
Tutor Perini Corp
(d)
69,055 1,719
$ 3,381
Entertainment - 1 .81%
Accel Entertainment Inc
(d)
185,300 2,261
AMC Entertainment Holdings Inc
(d),(e)
29,293 155
Bally's Corp
(d)
2,675 46
Cinemark Holdings Inc
(d)
2,396 56
Empire Resorts Inc - Escrow
(d),(f)
288 —
Everi Holdings Inc
(d)
233,225 3,002
Golden Entertainment Inc 2,115 71
International Game Technology PLC 131,780 3,093
Lions Gate Entertainment Corp - A shares
(d),(e)
6,263 57
Lions Gate Entertainment Corp - B shares
(d)
12,810 106
Madison Square Garden Entertainment Corp
(d)
3,705 146
Marriott Vacations Worldwide Corp 28,600 2,419
Monarch Casino & Resort Inc 30,100 2,356
RCI Hospitality Holdings Inc 412 20
Red Rock Resorts Inc 219,155 12,492
Reservoir Media Inc
(d),(e)
1,780 14
Six Flags Entertainment Corp 1,150 55
United Parks & Resorts Inc
(d)
52,485 2,764
$ 29,113
Environmental Control - 0 .01%
Arq Inc
(d)
2,140 14
Enviri Corp
(d)
8,337 99
Pure Cycle Corp
(d)
2,035 22
PureCycle Technologies Inc
(d),(e)
10,534 81
$ 216
Food - 0 .53%
B&G Foods Inc 132,376 1,142
Calavo Growers Inc 1,574 37
Cal-Maine Foods Inc 35,152 2,516
Hain Celestial Group Inc/The
(d)
232,236 1,797

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
HF Foods Group Inc
(d)
3,772 $ 15
Ingles Markets Inc 1,514 123
Mission Produce Inc
(d)
4,032 45
Nathan's Famous Inc 27 2
Natural Grocers by Vitamin Cottage Inc 682 19
Seneca Foods Corp - Class A
(d)
534 32
SpartanNash Co 3,601 76
TreeHouse Foods Inc
(d)
5,148 207
United Natural Foods Inc
(d)
6,178 96
Utz Brands Inc 2,311 34
Village Super Market Inc 961 30
Weis Markets Inc 1,720 130
Whole Earth Brands Inc
(d),(e)
3,187 16
WK Kellogg Co 126,800 2,232
$ 8,549
Forest Products & Paper - 0 .18%
Mercer International Inc 141,000 1,074
Sylvamo Corp 25,188 1,857
$ 2,931
Gas - 0 .83%
Brookfield Infrastructure Corp 12,630 491
Chesapeake Utilities Corp 2,344 277
New Jersey Resources Corp 10,339 483
Northwest Natural Holding Co 83,783 3,350
ONE Gas Inc 26,622 1,854
RGC Resources Inc 809 18
Southwest Gas Holdings Inc 45,604 3,382
Spire Inc 53,429 3,558
$ 13,413
Hand & Machine Tools - 0 .59%
Enerpac Tool Group Corp 25,100 1,009
Franklin Electric Co Inc 63,480 6,768
Kennametal Inc 65,634 1,716
Luxfer Holdings PLC 2,990 39
$ 9,532
Healthcare - Products - 1 .97%
Accuray Inc
(d)
513 1
Adaptive Biotechnologies Corp
(d)
12,870 59
AngioDynamics Inc
(d)
4,034 32
Artivion Inc
(d)
1,071 29
AtriCure Inc
(d)
1,845 40
Avanos Medical Inc
(d)
4,771 114
BioLife Solutions Inc
(d)
322 8
Bioventus Inc
(d),(e)
2,355 17
CareDx Inc
(d)
4,082 82
Castle Biosciences Inc
(d)
1,965 47
Embecta Corp 5,508 86
Envista Holdings Corp
(d)
108,900 1,859
Fractyl Health Inc
(d)
303 1
Globus Medical Inc
(d)
193,580 13,930
ICU Medical Inc
(d)
2,274 289
Inmode Ltd
(d)
143,609 2,602
Inogen Inc
(d)
2,597 24
Integer Holdings Corp
(d)
1,066 127
Integra LifeSciences Holdings Corp
(d)
7,207 179
LivaNova PLC
(d)
5,388 266
MaxCyte Inc
(d)
11,628 56
MiMedx Group Inc
(d)
6,571 49
Nautilus Biotechnology Inc
(d)
4,728 13
Neogen Corp
(d)
22,974 391
Nevro Corp
(d)
4,030 40
OmniAb Inc
(d),(e)
9,062 43
Omnicell Inc
(d)
4,795 140
OraSure Technologies Inc
(d)
8,303 37
Orchestra BioMed Holdings Inc
(d),(e)
1,302 10
Orthofix Medical Inc
(d)
3,576 57
OrthoPediatrics Corp
(d)
1,713 53
Pacific Biosciences of California Inc
(d),(e)
30,386 63
Patterson Cos Inc 47,202 1,192
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Quanterix Corp
(d)
3,450 $ 51
Quantum-Si Inc
(d),(e)
10,213 11
SI-BONE Inc
(d)
754 11
Stereotaxis Inc
(d)
726 1
Surmodics Inc
(d)
563 23
Tactile Systems Technology Inc
(d)
2,642 34
TransMedics Group Inc
(d)
46,485 6,613
Utah Medical Products Inc 21,693 1,509
Varex Imaging Corp
(d)
4,073 60
Zimvie Inc
(d)
2,835 60
Zynex Inc
(d),(e)
150,900 1,358
$ 31,667
Healthcare - Services - 1 .45%
Acadia Healthcare Co Inc
(d)
134,695 8,735
Accolade Inc
(d)
4,836 20
Addus HomeCare Corp
(d)
1,019 124
Aveanna Healthcare Holdings Inc
(d)
1,595 7
Brookdale Senior Living Inc
(d)
3,056 24
Community Health Systems Inc
(d)
5,627 30
DocGo Inc
(d)
9,238 33
Enhabit Inc
(d)
5,003 51
Fulgent Genetics Inc
(d)
2,227 53
GeneDx Holdings Corp
(d)
1,194 39
HealthEquity Inc
(d)
139,575 10,954
Innovage Holding Corp
(d)
1,286 8
LifeStance Health Group Inc
(d)
7,179 40
ModivCare Inc
(d)
549 12
Nano-X Imaging Ltd
(d),(e)
278 2
National HealthCare Corp 1,331 181
OPKO Health Inc
(d),(e)
36,182 51
Pediatrix Medical Group Inc
(d)
8,875 74
Quipt Home Medical Corp
(d)
3,658 14
Select Medical Holdings Corp 62,646 2,491
Sonida Senior Living Inc
(d)
154 5
Surgery Partners Inc
(d)
8,079 245
Teladoc Health Inc
(d)
15,124 143
$ 23,336
Home Builders - 2 .58%
Beazer Homes USA Inc
(d)
24,910 839
Century Communities Inc 16,850 1,764
Forestar Group Inc
(d)
1,758 56
Green Brick Partners Inc
(d)
28,190 2,062
Hovnanian Enterprises Inc
(d)
507 106
Installed Building Products Inc 52,355 14,154
KB Home 31,902 2,746
Landsea Homes Corp
(d)
1,554 19
LGI Homes Inc
(d)
11,561 1,330
M/I Homes Inc
(d)
16,050 2,678
Meritage Homes Corp 3,799 771
Skyline Champion Corp
(d)
145,886 11,891
Taylor Morrison Home Corp
(d)
10,924 733
Tri Pointe Homes Inc
(d)
46,083 2,086
United Homes Group Inc
(d)
211 1
Winnebago Industries Inc 2,999 187
$ 41,423
Home Furnishings - 0 .18%
Arhaus Inc 729 11
Daktronics Inc
(d)
3,366 50
Ethan Allen Interiors Inc 2,395 74
Flexsteel Industries Inc 453 17
Hamilton Beach Brands Holding Co 836 16
Hooker Furnishings Corp 1,073 16
iRobot Corp
(d),(e)
3,174 37
Leggett & Platt Inc 110,500 1,455
Lovesac Co/The
(d),(e)
655 18
MillerKnoll Inc 34,729 1,078
Purple Innovation Inc
(d)
5,470 8
Sleep Number Corp
(d)
2,113 25
Sonos Inc
(d)
1,232 17

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings (continued)
Traeger Inc
(d)
3,544 $ 9
Xperi Inc
(d)
5,007 41
$ 2,872
Housewares - 0 .00%
Lifetime Brands Inc 1,219 11
Insurance - 4 .65%
Ambac Financial Group Inc
(d)
160,194 2,113
American Coastal Insurance Corp
(d),(e)
1,342 16
AMERISAFE Inc 1,132 54
Assured Guaranty Ltd 27,300 2,249
Axis Capital Holdings Ltd 29,800 2,257
CNO Financial Group Inc 117,472 4,095
Donegal Group Inc 1,774 26
Employers Holdings Inc 64,807 3,111
Enstar Group Ltd
(d)
3,555 1,154
Essent Group Ltd 59,782 3,757
F&G Annuities & Life Inc 35,842 1,545
Fidelis Insurance Holdings Ltd
(e)
5,066 90
First American Financial Corp 250,655 15,185
Genworth Financial Inc
(d)
45,912 311
GoHealth Inc
(d)
511 7
Greenlight Capital Re Ltd
(d)
3,081 43
Hamilton Insurance Group Ltd
(d)
1,865 33
Hanover Insurance Group Inc/The 21,700 2,984
Heritage Insurance Holdings Inc
(d)
2,241 18
Hippo Holdings Inc
(d)
2,207 39
Horace Mann Educators Corp 82,401 2,848
Investors Title Co
(e)
117 25
Jackson Financial Inc 8,060 710
James River Group Holdings Ltd 3,495 30
Kemper Corp 47,400 3,036
Lemonade Inc
(d),(e)
896 16
Lincoln National Corp 50,700 1,688
Maiden Holdings Ltd
(d)
9,096 19
MBIA Inc 5,113 22
Mercury General Corp 26,361 1,578
MGIC Investment Corp 136,700 3,396
NI Holdings Inc
(d)
823 14
NMI Holdings Inc
(d)
82,030 3,228
ProAssurance Corp
(d)
102,775 1,346
Roadzen Inc
(d),(e)
1,384 2
Safety Insurance Group Inc 11,434 978
Selective Insurance Group Inc 104,570 9,445
Selectquote Inc
(d)
14,435 59
SiriusPoint Ltd
(d)
108,171 1,554
Skyward Specialty Insurance Group Inc
(d)
2,977 118
Stewart Information Services Corp 35,439 2,506
Tiptree Inc 2,166 43
United Fire Group Inc 5,711 128
Universal Insurance Holdings Inc 2,183 43
White Mountains Insurance Group Ltd 1,540 2,750
$ 74,669
Internet - 0 .30%
1-800-Flowers.com Inc
(d)
1,916 20
1stdibs.com Inc
(d),(e)
1,943 9
aka Brands Holding Corp
(d)
91 2
BARK Inc
(d)
15,167 24
Beyond Inc
(d)
4,795 54
Blade Air Mobility Inc
(d)
5,972 20
Bumble Inc
(d)
9,160 86
Cars.com Inc
(d)
6,925 143
Despegar.com Corp
(d)
5,564 65
Entravision Communications Corp 5,107 11
ePlus Inc
(d)
26,727 2,456
Eventbrite Inc
(d),(e)
695 3
Figs Inc
(d)
12,924 84
fuboTV Inc
(d)
29,829 44
Groupon Inc
(d)
1,132 15
HealthStream Inc 1,679 50
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Innovid Corp
(d)
9,255 $ 20
Lands' End Inc
(d)
1,319 23
LifeMD Inc
(d)
1,289 9
LiveOne Inc
(d)
874 1
Magnite Inc
(d)
1,358 20
Mondee Holdings Inc
(d)
677 2
Nextdoor Holdings Inc
(d)
18,351 52
Opendoor Technologies Inc
(d),(e)
61,982 144
Pagaya Technologies Ltd
(d)
4,243 63
RealReal Inc/The
(d)
2,869 11
RumbleON Inc
(d)
1,573 6
Shutterstock Inc 25,221 1,115
Solo Brands Inc
(d)
1,599 4
Stitch Fix Inc
(d)
9,990 47
TrueCar Inc
(d)
9,427 34
Vacasa Inc
(d)
918 4
Ziff Davis Inc
(d)
4,780 229
$ 4,870
Investment Companies - 0 .09%
Bit Digital Inc
(d),(e)
12,999 50
Cannae Holdings Inc 5,925 119
Cipher Mining Inc
(d),(e)
6,281 33
Compass Diversified Holdings 7,007 169
Core Scientific Inc
(d)
4,271 42
FTAI Infrastructure Inc 10,598 109
HA Sustainable Infrastructure Capital Inc 11,834 388
Hut 8 Corp
(d)
8,436 123
Marathon Digital Holdings Inc
(d)
5,203 102
NewtekOne Inc 2,597 36
Riot Platforms Inc
(d),(e)
24,780 253
Terawulf Inc
(d)
1,490 6
$ 1,430
Iron & Steel - 0 .09%
Commercial Metals Co 12,179 732
Haynes International Inc 7,417 442
Radius Recycling Inc 2,940 53
Universal Stainless & Alloy Products Inc
(d)
983 37
Worthington Steel Inc 3,417 136
$ 1,400
Leisure Products & Services - 0 .72%
Clarus Corp 2,990 18
Escalade Inc 885 13
Global Business Travel Group I
(d),(e)
1,735 12
Harley-Davidson Inc 77,400 2,902
Johnson Outdoors Inc 36,590 1,552
Life Time Group Holdings Inc
(d)
6,187 129
Lindblad Expeditions Holdings Inc
(d)
1,023 9
Malibu Boats Inc
(d)
2,123 81
Marine Products Corp
(e)
468 5
MasterCraft Boat Holdings Inc
(d)
1,881 41
Peloton Interactive Inc
(d)
2,354 8
Polaris Inc 35,400 2,948
Sabre Corp
(d)
31,237 107
Topgolf Callaway Brands Corp
(d)
14,930 246
Vista Outdoor Inc
(d)
84,530 3,434
$ 11,505
Lodging - 0 .34%
Full House Resorts Inc
(d)
3,217 18
Hilton Grand Vacations Inc
(d)
48,800 2,109
Marcus Corp/The 2,545 32
Playa Hotels & Resorts NV
(d)
42,700 362
Travel + Leisure Co 64,300 2,963
$ 5,484
Machinery - Construction & Mining - 0 .55%
Astec Industries Inc 2,391 84
Bloom Energy Corp
(d),(e)
1,916 26
BWX Technologies Inc 82,510 8,209
Hyster-Yale Inc 441 36
Manitowoc Co Inc/The
(d)
3,791 48

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Net Power Inc
(d),(e)
2,363 $ 23
Terex Corp 7,007 443
$ 8,869
Machinery - Diversified - 1 .81%
Alamo Group Inc 62,930 12,128
Albany International Corp 26,401 2,471
Cactus Inc 35,800 2,260
Columbus McKinnon Corp/NY 42,382 1,617
DXP Enterprises Inc/TX
(d)
15,090 826
Eastman Kodak Co
(d)
6,728 39
Flowserve Corp 4,200 212
Gates Industrial Corp PLC
(d)
123,700 2,300
Gencor Industries Inc
(d)
1,045 26
GrafTech International Ltd
(d)
2,006 2
Ichor Holdings Ltd
(d)
2,337 79
Lindsay Corp 18,197 2,292
Mueller Water Products Inc - Class A 73,200 1,514
Tennant Co 2,925 315
Thermon Group Holdings Inc
(d)
89,928 2,951
Twin Disc Inc 1,094 16
Zurn Elkay Water Solutions Corp 874 28
$ 29,076
Media - 0 .21%
AMC Networks Inc
(d)
3,556 40
Cable One Inc 596 246
EW Scripps Co/The
(d)
5,940 22
Gannett Co Inc
(d)
14,941 73
Gray Television Inc 9,000 58
iHeartMedia Inc
(d)
9,727 17
Liberty Latin America Ltd - Class A
(d)
3,640 38
Liberty Latin America Ltd - Class C
(d)
14,171 150
Scholastic Corp 2,469 77
Sphere Entertainment Co
(d),(e)
2,785 124
TEGNA Inc 159,334 2,539
Value Line Inc 8 1
WideOpenWest Inc
(d)
5,441 30
$ 3,415
Metal Fabrication & Hardware - 2 .15%
AZZ Inc 18,337 1,466
Eastern Co/The
(e)
510 15
Helios Technologies Inc 1,097 50
Hillman Solutions Corp
(d)
17,156 174
Janus International Group Inc
(d)
1,224,580 17,659
L B Foster Co
(d)
5,488 131
Mayville Engineering Co Inc
(d)
1,145 22
Metallus Inc
(d)
4,498 101
Mueller Industries Inc 873 62
NN Inc
(d)
4,515 18
Northwest Pipe Co
(d)
924 35
Olympic Steel Inc 1,156 59
Park-Ohio Holdings Corp 969 30
Proto Labs Inc
(d)
16,589 578
Ryerson Holding Corp 3,050 73
Standex International Corp 306 57
Timken Co/The 34,400 2,991
Tredegar Corp
(d)
229,041 1,308
Valmont Industries Inc 32,585 9,722
Worthington Enterprises Inc 341 17
$ 34,568
Mining - 0 .25%
Caledonia Mining Corp PLC
(e)
1,648 19
Centrus Energy Corp
(d)
400 17
Coeur Mining Inc
(d)
41,612 270
Compass Minerals International Inc 72,450 963
Constellium SE
(d)
85,000 1,514
Contango ORE Inc
(d),(e)
375 9
Dakota Gold Corp
(d)
2,599 6
Encore Energy Corp
(d)
5,301 21
Energy Fuels Inc/Canada
(d),(e)
17,064 97
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Hecla Mining Co 60,939 $ 352
i-80 Gold Corp
(d)
28,818 30
Kaiser Aluminum Corp 4,950 390
Lifezone Metals Ltd
(d)
4,069 32
Metals Acquisition Ltd
(d)
4,096 53
Novagold Resources Inc
(d)
25,678 123
Piedmont Lithium Inc
(d),(e)
1,271 13
SSR Mining Inc 21,363 119
Ur-Energy Inc
(d)
2,372 3
$ 4,031
Miscellaneous Manufacturers - 2 .14%
AMMO Inc
(d)
8,648 16
Core Molding Technologies Inc
(d)
741 14
Enpro Inc 1,993 341
Fabrinet
(d)
47,649 10,509
Federal Signal Corp 72,535 7,251
Hillenbrand Inc 66,007 2,919
John Bean Technologies Corp 3,128 308
LSB Industries Inc
(d)
5,837 53
Materion Corp 94,556 11,387
Myers Industries Inc 97,300 1,450
NL Industries Inc 795 5
Park Aerospace Corp 1,038 14
Smith & Wesson Brands Inc 4,394 73
Solidion Technology Inc
(d)
3,003 1
Sturm Ruger & Co Inc 1,272 57
Trinity Industries Inc 658 22
$ 34,420
Office & Business Equipment - 0 .01%
Pitney Bowes Inc 11,896 78
Xerox Holdings Corp 12,245 132
$ 210
Office Furnishings - 0 .18%
CompX International Inc 65 2
HNI Corp 2,573 142
Interface Inc 118,542 2,048
Steelcase Inc 51,439 745
Virco Mfg. Corp 955 17
$ 2,954
Oil & Gas - 5 .28%
Amplify Energy Corp
(d)
4,368 33
Antero Resources Corp
(d)
190,560 5,530
Baytex Energy Corp 766,971 2,838
Berry Corp 397,044 2,724
Borr Drilling Ltd 24,963 171
California Resources Corp 63,953 3,290
Chord Energy Corp 50,405 8,653
CNX Resources Corp
(d)
15,812 419
Comstock Resources Inc 9,724 92
Crescent Energy Co
(e)
466,500 5,705
CVR Energy Inc 51,852 1,483
Delek US Holdings Inc 23,533 560
Diamond Offshore Drilling Inc
(d)
10,766 177
Diversified Energy Co PLC 4,676 77
Evolution Petroleum Corp 2,155 12
Granite Ridge Resources Inc 5,859 40
Gulfport Energy Corp
(d)
673 99
Helmerich & Payne Inc 10,172 411
HighPeak Energy Inc
(e)
1,630 27
Kosmos Energy Ltd
(d)
459,921 2,543
Magnolia Oil & Gas Corp 1,478 40
Matador Resources Co 112,190 6,897
Murphy Oil Corp 179,938 7,446
Nabors Industries Ltd
(d)
653 67
Noble Corp PLC 2,554 121
Northern Oil & Gas Inc 76,512 3,305
Par Pacific Holdings Inc
(d)
82,423 2,188
Patterson-UTI Energy Inc 614,554 6,754
PBF Energy Inc 57,932 2,360

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Permian Resources Corp 596,920 $ 9,157
Prairie Operating Co
(d)
123 1
Precision Drilling Corp
(d)
14,100 1,084
PrimeEnergy Resources Corp
(d)
68 8
Riley Exploration Permian Inc 1,090 32
Ring Energy Inc
(d)
16,474 32
SandRidge Energy Inc 3,471 47
Seadrill Ltd
(d)
5,513 303
Sitio Royalties Corp 8,694 212
SM Energy Co 10,006 462
Talos Energy Inc
(d)
247,878 2,934
Transocean Ltd
(d)
76,823 445
VAALCO Energy Inc 328,386 2,351
Valaris Ltd
(d)
2,374 187
Vertex Energy Inc
(d),(e)
518,400 384
Vital Energy Inc
(d)
71,000 3,097
Vitesse Energy Inc 2,624 68
$ 84,866
Oil & Gas Services - 1 .38%
Aris Water Solutions Inc 2,806 50
Bristow Group Inc
(d)
2,577 98
Core Laboratories Inc
(e)
36,500 894
DMC Global Inc
(d)
1,628 22
DNOW Inc
(d)
13,851 212
Drilling Tools International Corp
(d)
560 3
Dril-Quip Inc
(d)
110,892 1,920
Expro Group Holdings NV
(d)
140,957 3,273
Forum Energy Technologies Inc
(d)
1,150 21
Geospace Technologies Corp
(d)
1,232 11
Helix Energy Solutions Group Inc
(d)
12,272 145
Kodiak Gas Services Inc 80,845 2,333
Liberty Energy Inc 112,028 2,705
Mammoth Energy Services Inc
(d)
2,325 9
Matrix Service Co
(d)
2,952 30
National Energy Services Reunited Corp
(d)
213,300 2,075
Natural Gas Services Group Inc
(d)
827 17
Newpark Resources Inc
(d)
44,416 367
Oil States International Inc
(d)
34,583 198
ProFrac Holding Corp
(d)
84,544 786
ProPetro Holding Corp
(d)
262,346 2,516
Ranger Energy Services Inc 1,630 21
RPC Inc 64,640 483
SEACOR Marine Holdings Inc
(d)
2,723 38
Select Water Solutions Inc 136,800 1,617
Solaris Oilfield Infrastructure Inc 179,066 2,355
$ 22,199
Packaging & Containers - 0 .30%
Clearwater Paper Corp
(d)
1,696 94
Greif Inc - Class A 2,614 174
Greif Inc - Class B 525 37
O-I Glass Inc
(d)
16,307 218
Pactiv Evergreen Inc 3,783 50
Ranpak Holdings Corp
(d)
4,563 33
Silgan Holdings Inc 45,900 2,361
TriMas Corp 77,479 1,904
$ 4,871
Pharmaceuticals - 0 .51%
ACELYRIN Inc
(d)
8,116 49
AdaptHealth Corp
(d)
6,047 69
Agios Pharmaceuticals Inc
(d)
5,941 276
Akebia Therapeutics Inc
(d)
18,501 26
Alimera Sciences Inc
(d),(e)
244 1
Amneal Pharmaceuticals Inc
(d)
2,514 18
Amphastar Pharmaceuticals Inc
(d)
47,500 2,067
Anika Therapeutics Inc
(d)
1,337 36
Aquestive Therapeutics Inc
(d),(e)
5,301 20
Astrazeneca Finance LLC - Contingent Value
Rights
(d),(f)
3,047 1
Biote Corp
(d),(e)
178 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Coherus Biosciences Inc
(d)
7,975 $ 12
Corbus Pharmaceuticals Holdings Inc
(d),(e)
423 25
CorMedix Inc
(d),(e)
340 2
Enanta Pharmaceuticals Inc
(d)
2,246 33
Enliven Therapeutics Inc
(d)
181 5
Fennec Pharmaceuticals Inc
(d)
1,802 12
Foghorn Therapeutics Inc
(d)
976 7
Fulcrum Therapeutics Inc
(d)
3,976 37
Galectin Therapeutics Inc
(d)
787 2
Gyre Therapeutics Inc
(d)
621 9
Herbalife Ltd
(d)
265,797 3,264
Heron Therapeutics Inc
(d),(e)
11,822 35
Ironwood Pharmaceuticals Inc
(d)
9,840 67
Lyell Immunopharma Inc
(d)
18,366 30
MannKind Corp
(d)
6,843 39
Morphic Holding Inc
(d)
4,184 237
Nature's Sunshine Products Inc
(d)
1,003 17
Neurogene Inc
(d),(e)
476 20
Option Care Health Inc
(d)
9,743 289
ORIC Pharmaceuticals Inc
(d)
5,291 59
Outlook Therapeutics Inc
(d)
304 2
Owens & Minor Inc
(d)
6,728 111
Pacira BioSciences Inc
(d)
4,459 92
PetIQ Inc
(d)
2,408 53
Phibro Animal Health Corp 1,736 33
Regulus Therapeutics Inc
(d)
4,625 8
SIGA Technologies Inc 73,219 731
Skye Bioscience Inc
(d)
1,434 7
Spyre Therapeutics Inc
(d)
3,295 91
Summit Therapeutics Inc
(d),(e)
454 5
Supernus Pharmaceuticals Inc
(d)
4,898 146
Telomir Pharmaceuticals Inc
(d)
303 1
Trevi Therapeutics Inc
(d)
2,229 7
USANA Health Sciences Inc
(d)
1,187 53
Vanda Pharmaceuticals Inc
(d)
6,342 37
Voyager Therapeutics Inc
(d)
5,120 47
$ 8,189
Pipelines - 0 .11%
Excelerate Energy Inc 2,852 57
Golar LNG Ltd 10,414 364
Kinetik Holdings Inc 25,534 1,059
NextDecade Corp
(d)
41,300 335
$ 1,815
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 1,895 30
P10 Inc 579 6
$ 36
Real Estate - 2 .04%
American Realty Investors Inc
(d)
142 3
Angel Oak Mortgage REIT Inc 769 10
Anywhere Real Estate Inc
(d)
10,910 51
Cushman & Wakefield PLC
(d)
1,373,186 18,002
FRP Holdings Inc
(d)
1,407 42
Kennedy-Wilson Holdings Inc 11,968 125
Legacy Housing Corp
(d)
24,761 705
Marcus & Millichap Inc 2,461 97
Maui Land & Pineapple Co Inc
(d)
99 2
McGrath RentCorp
(e)
99,485 10,927
Newmark Group Inc 14,375 187
Offerpad Solutions Inc
(d)
883 4
RE/MAX Holdings Inc 1,637 16
RMR Group Inc/The 36,732 953
Seritage Growth Properties
(d)
323,049 1,647
Star Holdings
(d)
1,259 17
Stratus Properties Inc
(d)
527 15
Transcontinental Realty Investors Inc
(d)
126 4
$ 32,807

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 4 .67%
Acadia Realty Trust 10,633 $ 230
AFC Gamma Inc 1,862 17
AG Mortgage Investment Trust Inc 2,359 18
AGNC Investment Corp 1,012,875 10,139
Alexander & Baldwin Inc 7,656 151
Alexander's Inc 9,200 2,229
Alpine Income Property Trust Inc 1,258 22
American Assets Trust Inc 5,037 134
American Healthcare REIT Inc 6,838 109
Apartment Investment and Management Co
(d)
7,783 69
Apollo Commercial Real Estate Finance Inc 149,507 1,630
Apple Hospitality REIT Inc 24,006 355
Arbor Realty Trust Inc 19,391 262
Ares Commercial Real Estate Corp 191,444 1,480
Armada Hoffler Properties Inc 6,477 77
ARMOUR Residential REIT Inc 5,155 104
Blackstone Mortgage Trust Inc 18,281 326
Braemar Hotels & Resorts Inc 7,452 26
Brandywine Realty Trust 17,844 90
BrightSpire Capital Inc 229,396 1,314
Broadstone Net Lease Inc 19,862 346
BRT Apartments Corp 1,316 25
CareTrust REIT Inc 13,083 353
CBL & Associates Properties Inc 693 18
Centerspace 1,557 109
Chatham Lodging Trust 5,240 46
Chimera Investment Corp 8,475 124
City Office REIT Inc 4,430 27
Claros Mortgage Trust Inc 37,284 354
Clipper Realty Inc 188 1
Community Healthcare Trust Inc 2,597 56
COPT Defense Properties 11,848 343
CTO Realty Growth Inc 2,444 49
DiamondRock Hospitality Co 201,256 1,656
Diversified Healthcare Trust 22,992 77
Douglas Emmett Inc 17,003 274
Dynex Capital Inc 6,718 82
Easterly Government Properties Inc 10,214 142
Ellington Financial Inc 8,687 110
Elme Communities 9,259 152
Empire State Realty Trust Inc 291,310 3,137
Equity Commonwealth
(d)
11,131 227
Essential Properties Realty Trust Inc 18,471 547
Farmland Partners Inc 4,622 49
Four Corners Property Trust Inc 9,654 262
Franklin BSP Realty Trust Inc 8,638 120
Franklin Street Properties Corp 9,564 17
Getty Realty Corp 5,201 154
Gladstone Commercial Corp 3,569 54
Gladstone Land Corp 3,542 53
Global Medical REIT Inc 6,388 61
Global Net Lease Inc 21,141 184
Granite Point Mortgage Trust Inc 427,746 1,274
Great Ajax Corp 224,953 790
Hudson Pacific Properties Inc 14,418 86
Independence Realty Trust Inc 23,797 444
Industrial Logistics Properties Trust 7,262 37
Innovative Industrial Properties Inc 2,984 366
InvenTrust Properties Corp 7,166 202
Invesco Mortgage Capital Inc 5,017 46
JBG SMITH Properties 9,337 153
Kite Realty Group Trust 22,866 564
KKR Real Estate Finance Trust Inc 4,800 55
Ladder Capital Corp 11,947 143
LTC Properties Inc 4,512 161
LXP Industrial Trust 30,611 315
Macerich Co/The 22,815 365
MFA Financial Inc 604,992 6,769
National Health Investors Inc 4,395 329
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
NET Lease Office Properties 1,664 $ 49
NETSTREIT Corp 6,220 102
New York Mortgage Trust Inc 9,547 62
NexPoint Diversified Real Estate Trust 3,030 19
Nexpoint Real Estate Finance Inc 807 12
NexPoint Residential Trust Inc 2,396 105
NNN REIT Inc 250,905 11,263
One Liberty Properties Inc 1,769 47
Orchid Island Capital Inc 5,587 45
Orion Office REIT Inc 5,635 23
Outfront Media Inc 9,468 154
Paramount Group Inc 19,425 102
Park Hotels & Resorts Inc 171,800 2,587
Peakstone Realty Trust 4,069 55
Pebblebrook Hotel Trust 208,369 2,852
PennyMac Mortgage Investment Trust 9,143 126
Phillips Edison & Co Inc 11,022 387
Piedmont Office Realty Trust Inc 12,994 112
Plymouth Industrial REIT Inc 4,215 101
Postal Realty Trust Inc 1,312 20
PotlatchDeltic Corp 8,356 371
Ready Capital Corp 17,014 158
Redwood Trust Inc 13,860 101
Retail Opportunity Investments Corp 13,045 195
RLJ Lodging Trust 16,046 151
Sabra Health Care REIT Inc 24,369 395
Safehold Inc 5,444 126
Saul Centers Inc 101 4
Service Properties Trust 17,367 98
Seven Hills Realty Trust 1,253 17
SITE Centers Corp 20,003 309
SL Green Realty Corp 6,986 465
STAG Industrial Inc 300,085 12,246
Summit Hotel Properties Inc 11,045 70
Sunrise Realty Trust Inc
(d)
620 7
Sunstone Hotel Investors Inc 21,417 222
Tanger Inc 6,808 197
Terreno Realty Corp 10,052 688
TPG RE Finance Trust Inc 6,036 53
Two Harbors Investment Corp 10,927 147
UMH Properties Inc 5,719 102
Uniti Group Inc 25,171 97
Universal Health Realty Income Trust 212 9
Urban Edge Properties 12,610 256
Veris Residential Inc 8,259 130
Whitestone REIT 5,137 71
Xenia Hotels & Resorts Inc 10,680 148
$ 75,146
Retail - 5 .02%
Academy Sports & Outdoors Inc 148,242 8,015
Advance Auto Parts Inc 36,000 2,280
American Eagle Outfitters Inc 3,948 87
America's Car-Mart Inc/TX
(d)
637 44
Arko Corp 7,612 50
Asbury Automotive Group Inc
(d)
7,911 2,130
Beacon Roofing Supply Inc
(d)
142,741 14,673
Biglari Holdings Inc
(d)
74 15
BJ's Restaurants Inc
(d)
973 31
Blink Charging Co
(d),(e)
5,207 17
Bloomin' Brands Inc 149,205 3,111
BlueLinx Holdings Inc
(d)
906 109
Brinker International Inc
(d)
424 28
Caleres Inc 2,499 96
Chuy's Holdings Inc
(d)
1,805 67
Citi Trends Inc
(d)
788 15
Clean Energy Fuels Corp
(d)
18,965 54
Cracker Barrel Old Country Store Inc
(e)
1,802 83
Dave & Buster's Entertainment Inc
(d)
50,800 1,911
Denny's Corp
(d)
294,907 2,170

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Designer Brands Inc 50,078 $ 408
Destination XL Group Inc
(d)
4,985 19
Dine Brands Global Inc 28,591 1,025
El Pollo Loco Holdings Inc
(d)
149,224 1,799
EVgo Inc
(d),(e)
9,798 38
Foot Locker Inc 8,777 255
Genesco Inc
(d)
47,270 1,458
GMS Inc
(d)
394 38
Group 1 Automotive Inc 10,029 3,668
GrowGeneration Corp
(d)
5,512 13
Haverty Furniture Cos Inc 95,594 2,798
J Jill Inc
(e)
52 2
La-Z-Boy Inc 4,506 199
Leslie's Inc
(d),(e)
239,459 706
MarineMax Inc
(d)
42,063 1,467
Movado Group Inc 1,668 43
MSC Industrial Direct Co Inc 28,100 2,500
National Vision Holdings Inc
(d)
7,657 111
Nordstrom Inc 66,200 1,511
Nu Skin Enterprises Inc 106,725 1,198
ODP Corp/The
(d)
3,742 158
OneWater Marine Inc
(d),(e)
82,143 2,027
Papa John's International Inc 31,969 1,414
PC Connection Inc 12,007 859
Petco Health & Wellness Co Inc
(d)
9,232 32
PetMed Express Inc 266,783 1,011
Portillo's Inc
(d)
1,085 11
PriceSmart Inc 961 88
Sally Beauty Holdings Inc
(d)
10,986 126
Shoe Carnival Inc 1,871 79
Signet Jewelers Ltd 119,049 10,016
Sonic Automotive Inc 41,782 2,488
Tile Shop Holdings Inc
(d)
1,832 13
Tilly's Inc
(d)
1,454 9
Urban Outfitters Inc
(d)
4,841 223
Vera Bradley Inc
(d)
2,618 18
Victoria's Secret & Co
(d)
6,321 112
Warby Parker Inc
(d)
411,495 6,777
Winmark Corp 309 122
Zumiez Inc
(d)
33,538 853
$ 80,678
Savings & Loans - 1 .82%
Axos Financial Inc
(d)
5,128 374
Banc of California Inc 119,513 1,671
Berkshire Hills Bancorp Inc 67,264 1,857
Brookline Bancorp Inc 321,311 3,370
Capitol Federal Financial Inc 259,058 1,638
ESSA Bancorp Inc 792 15
First Financial Northwest Inc
(e)
687 15
Flushing Financial Corp 178,880 2,635
FS Bancorp Inc 16,957 746
Hingham Institution For Savings The
(e)
553 137
Home Bancorp Inc 16,605 732
HomeTrust Bancshares Inc
(e)
1,541 55
New York Community Bancorp Inc 26,713 281
Northfield Bancorp Inc 207,235 2,593
Northwest Bancshares Inc 13,414 188
OceanFirst Financial Corp 188,648 3,428
Pacific Premier Bancorp Inc 69,983 1,894
Provident Financial Services Inc 170,297 3,158
Southern Missouri Bancorp Inc 14,588 834
Timberland Bancorp Inc/WA 738 23
WaFd Inc 89,831 3,197
Waterstone Financial Inc 1,829 27
WSFS Financial Corp 6,302 356
$ 29,224
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 1 .81%
ACM Research Inc
(d)
1,688 $ 30
Alpha & Omega Semiconductor Ltd
(d)
2,433 101
Ambarella Inc
(d)
1,885 99
CEVA Inc
(d)
302 6
Cohu Inc
(d)
4,866 156
Diodes Inc
(d)
31,780 2,485
IPG Photonics Corp
(d)
25,100 2,018
MaxLinear Inc
(d)
425 6
Navitas Semiconductor Corp
(d)
11,456 43
Onto Innovation Inc
(d)
35,785 6,846
Ouster Inc
(d)
3,988 52
Photronics Inc
(d)
83,769 2,129
Rambus Inc
(d)
187,160 9,628
Richardson Electronics Ltd/United States 1,209 14
SMART Global Holdings Inc
(d)
5,410 127
Synaptics Inc
(d)
3,817 333
Ultra Clean Holdings Inc
(d)
112,630 4,872
Veeco Instruments Inc
(d)
925 38
Vishay Precision Group Inc
(d)
1,349 46
$ 29,029
Software - 0 .51%
ACI Worldwide Inc
(d)
48,300 2,088
Adeia Inc 23,164 272
American Software Inc/GA 3,504 38
Asure Software Inc
(d)
2,322 24
Bandwidth Inc
(d)
258 6
BigBear.ai Holdings Inc
(d),(e)
2,510 4
Cerence Inc
(d)
4,295 14
CommVault Systems Inc
(d)
314 48
Concentrix Corp 21,600 1,523
Consensus Cloud Solutions Inc
(d)
2,018 43
CS Disco Inc
(d)
1,073 7
Daily Journal Corp
(d)
40 19
Definitive Healthcare Corp
(d),(e)
5,934 23
Digi International Inc
(d)
3,752 102
Digimarc Corp
(d)
81 3
Digital Turbine Inc
(d)
9,409 22
Donnelley Financial Solutions Inc
(d)
970 65
E2open Parent Holdings Inc
(d)
17,970 84
EverCommerce Inc
(d)
540 6
Fastly Inc
(d)
2,934 24
Health Catalyst Inc
(d)
5,923 44
IBEX Holdings Ltd
(d)
879 15
Immersion Corp 3,248 41
Instructure Holdings Inc
(d)
1,117 26
MeridianLink Inc
(d)
1,202 28
Olo Inc
(d)
5,980 29
ON24 Inc
(d)
2,706 18
Outbrain Inc
(d)
3,781 18
Planet Labs PBC
(d)
18,727 48
Playstudios Inc
(d)
8,699 19
PowerSchool Holdings Inc
(d)
636 14
Rackspace Technology Inc
(d)
6,294 15
SolarWinds Corp 5,721 68
TruBridge Inc
(d)
147,100 1,650
Verint Systems Inc
(d)
6,492 235
Vimeo Inc
(d)
15,586 63
ZoomInfo Technologies Inc
(d)
129,400 1,470
$ 8,216
Supranational Bank - 0 .01%
Banco Latinoamericano de Comercio Exterior SA 2,871 93
Telecommunications - 0 .23%
ADTRAN Holdings Inc 8,756 59
Anterix Inc
(d)
118 5
Applied Digital Corp
(d),(e)
3,382 16
AST SpaceMobile Inc
(d),(e)
12,417 257
ATN International Inc 1,134 34
Aviat Networks Inc
(d)
21,638 670
BlackSky Technology Inc
(d)
11,361 13

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Calix Inc
(d)
1,611 $ 66
Clearfield Inc
(d)
1,302 57
CommScope Holding Co Inc
(d)
23,465 61
Consolidated Communications Holdings Inc
(d)
8,542 39
DigitalBridge Group Inc 12,298 174
EchoStar Corp
(d)
12,813 257
Extreme Networks Inc
(d)
6,141 88
Globalstar Inc
(d)
11,087 13
Gogo Inc
(d)
4,145 38
IDT Corp - Class B 438 17
Lumen Technologies Inc
(d)
106,593 336
NETGEAR Inc
(d)
3,145 50
Ooma Inc
(d)
2,089 22
Powerfleet Inc NJ
(d)
9,521 43
Preformed Line Products Co 4,161 574
Ribbon Communications Inc
(d)
10,071 34
Shenandoah Telecommunications Co 5,120 109
Spok Holdings Inc 2,046 31
Telephone and Data Systems Inc 10,379 220
Terran Orbital Corp
(d)
14,121 10
Viasat Inc
(d)
12,771 258
Viavi Solutions Inc
(d)
23,185 186
$ 3,737
Textiles - 0 .16%
UniFirst Corp/MA 13,001 2,529
Toys, Games & Hobbies - 0 .10%
Funko Inc
(d)
3,425 34
JAKKS Pacific Inc
(d),(e)
76,027 1,600
$ 1,634
Transportation - 2 .90%
Air Transport Services Group Inc
(d)
51,988 839
Ardmore Shipping Corp 4,355 94
Costamare Inc 4,201 62
Covenant Logistics Group Inc 657 37
CryoPort Inc
(d)
622 6
DHT Holdings Inc 14,208 167
Dorian LPG Ltd 1,811 74
FLEX LNG Ltd
(e)
1,384 37
Forward Air Corp
(e)
2,626 67
Genco Shipping & Trading Ltd 4,432 86
Golden Ocean Group Ltd 12,808 159
Heartland Express Inc 137,382 1,782
Himalaya Shipping Ltd
(d),(e)
185 1
Hub Group Inc 6,418 300
International Seaways Inc 30,742 1,722
Kirby Corp
(d)
111,430 13,693
Marten Transport Ltd 81,222 1,528
Matson Inc 3,597 477
Nordic American Tankers Ltd 21,459 80
PAM Transportation Services Inc
(d)
25,331 517
Pangaea Logistics Solutions Ltd 3,497 25
Radiant Logistics Inc
(d)
3,482 22
RXO Inc
(d)
288,150 9,137
Safe Bulkers Inc 7,009 35
Saia Inc
(d)
22,400 9,360
Schneider National Inc 76,200 2,051
Scorpio Tankers Inc 4,950 380
SFL Corp Ltd 9,370 111
Teekay Corp
(d)
6,016 52
Teekay Tankers Ltd 2,514 164
Universal Logistics Holdings Inc 433 19
Werner Enterprises Inc 5,803 227
World Kinect Corp 115,836 3,235
$ 46,546
Trucking & Leasing - 0 .71%
GATX Corp 64,786 9,038
Greenbrier Cos Inc/The 46,749 2,384
Willis Lease Finance Corp 358 31
$ 11,453
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0 .05%
American States Water Co 1,707 $ 141
California Water Service Group 4,468 239
Consolidated Water Co Ltd 1,281 37
Middlesex Water Co 1,614 107
SJW Group 3,395 206
York Water Co/The 1,300 54
$ 784
TOTAL COMMON STOCKS $ 1,528,296
Total Investments $ 1,600,128
Other Assets and Liabilities -  0.47% 7,601
TOTAL NET ASSETS - 100.00% $ 1,607,729
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,656 or
0.54% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,504 or 0.53% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
SmallCap Value Fund II
July 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales July 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 61,517 $ 626,583 $ 620,646 $ 67,454
$ 61,517 $ 626,583 $ 620,646 $ 67,454
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,608 $ — $ — $ —
$ 1,608 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2024 Long 116 $ 13,183 $ 364
Total $ 364
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.08% Shares Held Value (000's)
Exchange-Traded Funds - 0.08%
iShares National Muni Bond ETF 528 $ 57
iShares Short-Term National Muni Bond ETF 374 39
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
9,994 260
VanEck High Yield Muni ETF 2,363 124
$ 485
TOTAL INVESTMENT COMPANIES $ 485
MUNICIPAL BONDS - 104 .68%
Principal
Amount (000's) Value (000's)
Alabama - 3.08%
Energy Southeast A Cooperative District
5.25%, 07/01/2054
(a)
$ 3,220 $ 3,484
Lower Alabama Gas District/The
5.00%, 09/01/2034 6,000 6,501
5.00%, 09/01/2046 1,540 1,688
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,000
Tender Option Bond Trust Receipts/Certificates
4.40%, 07/01/2025
(a),(b)
1,555 1,555
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(b)
997 1,008
$ 17,236
Arizona - 1.54%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 385
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 6,300 6,221
Navajo Nation
5.50%, 12/01/2030
(b)
1,990 2,025
$ 8,631
Arkansas - 0.19%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 1,033
California - 14.94%
California Community Choice Financing Authority
5.00%, 07/01/2053
(a)
5,000 5,306
California Educational Facilities Authority
5.00%, 05/01/2049 3,000 3,628
California Health Facilities Financing Authority
5.00%, 11/15/2046 1,695 1,742
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(c)
6,955 6,985
California Infrastructure & Economic Development
Bank
8.00%, 01/01/2050
(a),(b)
7,000 7,341
8.00%, 01/01/2050
(a),(b)
10,000 10,137
California Municipal Finance Authority
4.00%, 07/15/2029 4,050 4,048
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(c)
2,240 2,387
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,000
California State Public Works Board
5.00%, 02/01/2032 2,500 2,858
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(c)
2,000 2,192
Chino Valley Unified School District
5.00%, 08/01/2055
(d)
2,430 2,587
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
5.00%, 05/15/2029 $ 1,250 $ 1,331
5.00%, 05/15/2037
(d)
3,824 4,140
5.00%, 05/15/2044
(d)
5,150 5,259
Los Angeles Unified School District/CA
5.00%, 07/01/2034 4,500 5,347
Mizuho Floater/Residual Trust
4.20%, 12/01/2037
(a),(b)
1,000 1,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,259
Ontario International Airport Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 05/15/2031
(c)
1,000 1,082
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(c)
1,340 1,342
San Diego County Regional Airport Authority
5.00%, 07/01/2033 500 536
5.00%, 07/01/2040 65 69
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,857
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,559
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,470
State of California
5.00%, 08/01/2027 2,000 2,125
$ 83,587
Colorado - 0.97%
Denver Convention Center Hotel Authority
5.00%, 12/01/2040 1,000 1,013
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,031
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 921
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,232
Velocity Metropolitan District No 3
5.13%, 12/01/2034 1,235 1,235
$ 5,432
Connecticut - 1.05%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
3,900 3,910
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 1,952
$ 5,862
Florida - 7.14%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 5,010 5,816
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,600
Collier County Industrial Development
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 10/01/2049
(c)
1,500 1,616
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(d)
7,000 7,175
Florida Development Finance Corp
3.00%, 06/01/2032 4,000 3,498
5.00%, 05/01/2029
(b)
2,000 2,031
5.50%, 07/01/2053 3,500 3,635
6.13%, 07/01/2032
(a),(b)
4,000 4,104
Florida Development Finance Corp (credit support
from Assured Guaranty Municipal Corp )
5.25%, 07/01/2047
(c)
4,985 5,253

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Hillsborough County Aviation Authority
5.00%, 10/01/2047 $ 2,000 $ 2,095
Palm Beach County Health Facilities Authority
7.50%, 05/15/2053 1,000 1,130
$ 39,953
Georgia - 3.87%
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 9,235 10,143
City of Atlanta GA Department of Aviation
5.00%, 07/01/2032 2,180 2,312
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
4,062 4,081
Georgia Ports Authority
5.00%, 07/01/2047 1,000 1,086
5.25%, 07/01/2043 3,585 4,034
$ 21,656
Illinois - 11.53%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,087
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,476
City of Chicago IL
5.25%, 01/01/2029 2,000 2,008
5.50%, 01/01/2049 1,000 1,034
6.00%, 01/01/2038 2,965 3,078
7.46%, 02/15/2026 408 298
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,005
5.00%, 01/01/2032 1,000 1,005
5.00%, 01/01/2033 2,625 2,638
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,003
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035 1,500 1,584
Illinois State Toll Highway Authority
5.00%, 12/01/2031 5,200 5,315
5.00%, 01/01/2040
(d)
2,000 2,035
5.25%, 01/01/2043
(d)
2,340 2,632
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(c)
5,000 5,001
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
2,185 2,255
Metropolitan Water Reclamation District of Greater
Chicago
5.00%, 12/01/2028 4,000 4,167
5.00%, 12/01/2031 1,000 1,036
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,907
5.00%, 01/01/2040 3,000 3,104
State of Illinois
5.00%, 11/01/2027 2,415 2,545
5.00%, 11/01/2028 4,590 4,820
5.00%, 12/01/2032 1,380 1,443
5.50%, 10/01/2044 6,855 7,600
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 134 127
$ 64,503
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Indiana - 0.71%
City of Whiting IN
3.00%, 11/01/2051 $ 455 $ 368
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,676
Town of Shoals IN
7.25%, 11/01/2043 1,910 1,914
$ 3,958
Iowa - 0.10%
Iowa Finance Authority
7.50%, 05/15/2053 500 565
Kentucky - 2.06%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 916
Kentucky Public Energy Authority
5.00%, 01/01/2055
(a)
3,000 3,228
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,364
$ 11,508
Louisiana - 2.68%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 7,155 6,925
4.40%, 11/01/2044
(b)
1,700 1,704
5.50%, 11/01/2039
(b)
2,105 2,224
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
4.10%, 05/01/2054
(a)
2,000 2,000
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,015
6.10%, 12/01/2040
(a),(b)
1,000 1,113
$ 14,981
Massachusetts - 2.02%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,179
Massachusetts Development Finance Agency
5.00%, 07/15/2040 7,500 9,122
$ 11,301
Michigan - 3.00%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,054
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(c)
1,000 1,083
5.00%, 05/01/2037
(c)
1,000 1,079
5.00%, 05/01/2038
(c)
2,000 2,143
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,007
Michigan Finance Authority
4.00%, 02/15/2047 3,400 3,197
Michigan Strategic Fund
4.00%, 10/01/2061
(a)
3,800 3,811
5.00%, 06/30/2048 2,390 2,422
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,009
$ 16,805
Mississippi - 0.09%
Mississippi Business Finance Corp
4.40%, 07/01/2025
(a)
500 500
Missouri - 0.75%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,383
5.00%, 07/01/2044 1,100 1,156

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Missouri (continued)
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(c)
$ 1,500 $ 1,635
$ 4,174
Montana - 1.22%
County of Gallatin MT
4.00%, 10/15/2041
(b)
5,000 4,032
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(c)
805 781
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,993
$ 6,806
Nevada - 2.37%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
9,000 9,384
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 3,897
$ 13,281
New Hampshire - 0.39%
New Hampshire Business Finance Authority
3.75%, 07/01/2045
(a),(b)
1,000 845
4.13%, 01/20/2034 392 390
4.88%, 11/01/2042
(b)
1,000 962
$ 2,197
New Jersey - 5.41%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 751
New Jersey Economic Development Authority
5.75%, 04/01/2031 1,005 1,024
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,011
5.25%, 06/15/2034 2,250 2,279
New Jersey Turnpike Authority
5.25%, 01/01/2054 1,000 1,104
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,136
State of New Jersey
4.00%, 06/01/2031 5,000 5,305
5.00%, 06/01/2028 2,100 2,260
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 5,195 5,190
5.25%, 06/01/2046 5,000 5,178
$ 30,238
New Mexico - 0.09%
City of Farmington NM
2.15%, 04/01/2033 600 488
New York - 8.44%
Metropolitan Transportation Authority
5.00%, 11/15/2025 400 409
5.00%, 11/15/2032 1,000 1,095
5.00%, 11/15/2045 3,025 3,207
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(c)
1,000 1,106
New York City Municipal Water Finance Authority
5.00%, 06/15/2034 3,500 4,133
New York City Transitional Finance Authority
5.50%, 05/01/2042 3,050 3,550
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 3,000 3,219
5.25%, 11/01/2038 2,835 3,244
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 $ 740 $ 753
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,409
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 920
4.00%, 12/01/2042 1,000 960
5.00%, 12/01/2028 2,350 2,511
5.00%, 01/01/2032 7,200 7,428
5.00%, 01/01/2034 3,200 3,298
5.00%, 10/01/2040 2,000 2,080
5.00%, 07/01/2046 3,500 3,495
5.63%, 04/01/2040 1,000 1,081
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 34
Triborough Bridge & Tunnel Authority
4.13%, 05/15/2054 1,000 982
Westchester County Local Development
Corp (credit support from Assured Guaranty
Municipal Corp )
5.75%, 11/01/2048
(c)
2,075 2,322
$ 47,236
North Carolina - 0.29%
Raleigh Durham Airport Authority
5.00%, 05/01/2033 1,500 1,604
Ohio - 5.49%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,136
4.00%, 06/01/2039 1,850 1,853
5.00%, 06/01/2055 7,500 6,945
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,444
5.00%, 01/01/2046 2,500 2,445
Jefferson County Port Authority/OH
5.00%, 12/01/2053
(a),(b)
3,500 3,559
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 1,002
4.50%, 01/15/2048
(b)
850 844
Ohio State University/The
5.00%, 12/01/2033 5,000 5,804
State of Ohio
3.85%, 01/15/2045
(a)
2,945 2,945
3.90%, 01/15/2045
(a)
2,750 2,750
$ 30,727
Oregon - 1.00%
State of Oregon Department of Transportation
5.00%, 11/15/2034 4,750 5,607
Other Territory - 0.08%
JPMorgan Chase Putters/Drivers Trust
4.55%, 10/09/2024
(a),(b)
250 250
4.55%, 10/09/2024
(a),(b)
200 200
$ 450
Pennsylvania - 6.24%
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,726
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,132
Lancaster Industrial Development Authority
4.00%, 07/01/2046 750 624
4.00%, 07/01/2051 1,000 796
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,407
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,204
5.00%, 12/01/2036 1,725 1,796

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue
5.00%, 12/01/2046 $ 4,055 $ 4,372
5.25%, 12/01/2044 4,350 4,618
Sports & Exhibition Authority of Pittsburgh &
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2034
(c)
6,895 7,633
5.00%, 02/01/2035
(c)
4,140 4,574
$ 34,882
Puerto Rico - 0.62%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(e)
428 288
0.00%, 11/01/2043
(a),(e)
1,470 901
4.00%, 07/01/2033 183 183
4.00%, 07/01/2037 257 250
4.00%, 07/01/2041 349 327
4.00%, 07/01/2046 363 332
5.63%, 07/01/2027 367 383
5.63%, 07/01/2029 361 388
5.75%, 07/01/2031 351 388
$ 3,440
South Carolina - 1.55%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2047 1,830 1,837
5.25%, 11/15/2052 1,500 1,500
6.00%, 06/01/2031
(b)
1,000 350
6.50%, 06/01/2051
(b)
4,500 1,575
South Carolina Public Service Authority
5.25%, 12/01/2049 3,135 3,425
$ 8,687
South Dakota - 0.26%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,475
Tennessee - 1.24%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 4,573
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(b)
1,000 852
Tender Option Bond Trust Receipts/Certificates
4.25%, 12/01/2031
(a),(b)
500 500
Tennergy Corp/TN
5.00%, 02/01/2050
(a)
1,000 1,003
$ 6,928
Texas - 7.87%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,816
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,291
City of Galveston TX Wharves & Terminal Revenue
5.50%, 08/01/2041
(f)
1,800 1,968
City of Houston TX Airport System Revenue
6.63%, 07/15/2038 5,770 5,778
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,010
Mizuho Floater/Residual Trust
4.27%, 12/01/2037
(a),(b)
3,145 3,145
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,003
Permanent University Fund - University of Texas
System
5.00%, 07/01/2036 2,000 2,381
Port of Beaumont Navigation District
3.63%, 01/01/2035
(b)
4,535 4,077
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Port of Port Arthur Navigation District
4.30%, 04/01/2040
(a)
$ 3,500 $ 3,500
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,075
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 8,440 8,705
Texas Private Activity Bond Surface Transportation
Corp
5.00%, 12/31/2033 4,000 4,281
$ 44,030
Utah - 1.48%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,028
5.00%, 10/15/2032 4,385 4,502
5.00%, 10/15/2037 1,500 1,536
5.38%, 10/15/2040 1,200 1,236
$ 8,302
Virginia - 3.04%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,001
6.00%, 07/01/2044 1,000 1,000
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(c)
5,000 5,191
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,164
Virginia Public School Authority (credit support
from State Intercept Program )
5.00%, 08/01/2030
(c)
3,535 3,885
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,787
$ 17,028
Washington - 1.01%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,667
West Virginia - 0.22%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(a)
1,250 1,249
Wisconsin - 0.65%
Public Finance Authority
4.00%, 09/30/2051 2,500 2,149
5.00%, 10/01/2043
(b)
1,500 1,501
$ 3,650
TOTAL MUNICIPAL BONDS $ 585,657
Total Investments $ 586,142
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.55)%
Notes with interest rates of 3.62% - 3.79% at July
31, 2024 and contractual maturities of collateral
from 2025-2042.
(g)
$ (19,877) (19,877)
Total Net Investments $ 566,265
Other Assets and Liabilities -  (1.21)% (6,788)
TOTAL NET ASSETS - 100.00% $ 559,477
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $68,417 or 12.23% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2024 (unaudited)
See accompanying notes.

(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2024.

Glossary to the Schedule of Investments
July 31, 2024 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
COP Colombian Peso
DOP Dominican Peso
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

July 31, 2024 (unaudited)

Security Valuation. Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030
Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal
LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, and Principal LifeTime
Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020
Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime
Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal
LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070 Fund, and Principal LifeTime Hybrid
Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The
SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity
Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund,
Government & High Quality Bond Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Equity Fund, LargeCap
Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III,
MidCap S&P 400 Index Fund, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-
Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond
Fund (known as the "Funds") (with the exception of Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios)
value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the
Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

July 31, 2024 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency
Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies* $ 53 $ — $ — $ 53
Municipal Bonds* — 645,751 — 645,751
Total investments in securities $ 53 $ 645,751 $ — $ 645,804

July 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund
Bonds* $ — $ 5,775,705 $ — $ 5,775,705
Common Stocks
Industrial — — 21,011 21,011
Investment Companies* 142,639 — — 142,639
U.S. Government & Government Agency Obligations* — 4,983,978 — 4,983,978
Total investments in securities $ 142,639 $ 10,759,683 $ 21,011 $ 10,923,333
Core Plus Bond Fund
Bonds* — 404,686 9 404,695
Common Stocks
Consumer, Cyclical — — 2 2
Energy — — 29 29
Financial — 1 — 1
Investment Companies* 23,971 — — 23,971
Preferred Stocks
Government — 3,481 — 3,481
Senior Floating Rate Interests* — 13,307 — 13,307
U.S. Government & Government Agency Obligations* — 176,441 — 176,441
Total investments in securities $ 23,971 $ 597,916 $ 40 $ 621,927
Derivative Assets
Interest Rate Contracts
Futures** 3,565 — — 3,565
Diversified Income Fund
Bonds* — 1,810,181 80,111 1,890,292
Common Stocks
Basic Materials — 1,292 46,885 48,177
Consumer, Cyclical — 6,785 4 6,789
Consumer, Non-cyclical — — 468 468
Industrial — 4,546 5 4,551
Technology 198 414 — 612
Investment Companies* 192,167 — — 192,167
Preferred Stocks
Consumer, Non-cyclical — 975 — 975
Financial 16,418 — — 16,418
Government — 696 — 696
Utilities 8,912 — — 8,912
Repurchase Agreements — 30,073 — 30,073
Senior Floating Rate Interests* — 322,591 4,510 327,101
U.S. Government & Government Agency Obligations* — 246,735 — 246,735
Purchased Credit Default Swaptions — 45 — 45
Total investments in securities $ 217,695 $ 2,424,333 $ 131,983 $ 2,774,011
Short Sales
U.S. Government & Government Agency Obligations* — (6,481) — (6,481)
Total Short Sales $ — $ (6,481) $ — $ (6,481)
Derivative Assets
Credit Contracts
Credit Default Swaps — 621 — 621
Foreign Exchange Contracts
Foreign Currency Contracts — 415 — 415
Interest Rate Contracts
Futures** 700 — — 700
Total Return Swaps — 330 — 330
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (120) — (120)
Exchange Cleared Credit Default Swaps** — (9) — (9)
Written Credit Default Swaptions — (12) — (12)
Foreign Exchange Contracts
Foreign Currency Contracts — (153) — (153)
Interest Rate Contracts
Futures** (352) — — (352)
Total Return Swaps — (24) — (24)

July 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Fund
Common Stocks
Basic Materials $ — $ 58,616 $ — $ 58,616
Communications 53,054 326,057 — 379,111
Consumer, Cyclical 221,797 653,313 — 875,110
Consumer, Non-cyclical 75,504 806,277 — 881,781
Energy 292,083 95,105 — 387,188
Financial 245,517 1,162,957 — 1,408,474
Industrial 85,339 630,993 — 716,332
Technology — 692,180 — 692,180
Utilities — 51,182 — 51,182
Investment Companies* 83,014 — — 83,014
Total investments in securities $ 1,056,308 $ 4,476,680 $ — $ 5,532,988
Equity Income Fund
Common Stocks* 8,859,445 — — 8,859,445
Investment Companies* 218,009 — — 218,009
Total investments in securities $ 9,077,454 $ — $ — $ 9,077,454
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 490,239 — 490,239
Investment Companies* 40,624 — — 40,624
Total investments in securities $ 40,624 $ 490,239 $ — $ 530,863
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,209 — 1,209
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 533 — 533
Futures** 1,103 — — 1,103
Total Return Swaps — 862 — 862
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (807) — (807)
Exchange Cleared Credit Default Swaps** — (776) — (776)
Foreign Exchange Contracts
Foreign Currency Contracts — (882) — (882)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (92) — (92)
Total Return Swaps — (67) — (67)
Global Emerging Markets Fund
Common Stocks
Basic Materials 4,274 5,398 — 9,672
Communications 5,793 31,371 — 37,164
Consumer, Cyclical 3,850 18,396 — 22,246
Consumer, Non-cyclical 3,023 22,331 — 25,354
Energy 2,241 6,902 — 9,143
Financial 5,412 46,680 — 52,092
Industrial 5,172 22,851 — 28,023
Technology 2,573 64,583 — 67,156
Utilities 1,561 7,714 — 9,275
Investment Companies* 4,875 — — 4,875
Preferred Stocks
Consumer, Cyclical — 1,532 — 1,532
Energy 2,713 — — 2,713
Financial — 32 — 32
Total investments in securities $ 41,487 $ 227,790 $ — $ 269,277
Global Real Estate Securities Fund
Common Stocks
Communications — 9,443 — 9,443
Consumer, Cyclical 6,765 — — 6,765
Financial 1,203,243 603,008 — 1,806,251

July 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Real Estate Securities Fund (continued)
Common Stocks (continued)
Industrial $ — $ 10,030 $ — $ 10,030
Investment Companies* 9,538 — — 9,538
Total investments in securities $ 1,219,546 $ 622,481 $ — $ 1,842,027
Government & High Quality Bond Fund
Bonds* — 215,721 — 215,721
Investment Companies* 5,105 — — 5,105
U.S. Government & Government Agency Obligations* — 633,067 — 633,067
Total investments in securities $ 5,105 $ 848,788 $ — $ 853,893
Derivative Assets
Interest Rate Contracts
Futures** 779 — — 779
Derivative Liabilities
Interest Rate Contracts
Futures** (953) — — (953)
High Income Fund
Bonds* — 3,425,600 12,028 3,437,628
Common Stocks
Basic Materials — 1,029 1,251 2,280
Communications — — — —
Consumer, Cyclical — 1,452 — 1,452
Consumer, Non-cyclical — — 397 397
Energy — — — —
Industrial — 4,188 5 4,193
Technology 163 — — 163
Utilities — — — —
Investment Companies* 233,951 — — 233,951
Preferred Stocks
Communications — — — —
Senior Floating Rate Interests* — 280,301 3,592 283,893
U.S. Government & Government Agency Obligations* — 15,280 — 15,280
Total investments in securities $ 234,114 $ 3,727,850 $ 17,273 $ 3,979,237
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 143 — 143
Foreign Exchange Contracts
Foreign Currency Contracts — 71 — 71
Interest Rate Contracts
Futures** 743 — — 743
Derivative Liabilities
Interest Rate Contracts
Futures** (55) — — (55)
High Yield Fund
Bonds* — 2,274,496 95 2,274,591
Common Stocks
Consumer, Cyclical — — 40 40
Energy — — 1,087 1,087
Financial — 37 — 37
Convertible Bonds* — — — —
Investment Companies* 80,514 — — 80,514
Senior Floating Rate Interests* — 211,563 — 211,563
Total investments in securities $ 80,514 $ 2,486,096 $ 1,222 $ 2,567,832
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 107 — 107

July 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund
Bonds* $ — $ 71,509 $ — $ 71,509
Investment Companies* 1,891 — — 1,891
U.S. Government & Government Agency Obligations* — 1,797,781 — 1,797,781
Purchased Options 346 155 — 501
Purchased Interest Rate Swaptions — 681 — 681
Total investments in securities $ 2,237 $ 1,870,126 $ — $ 1,872,363
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 196 — 196
Foreign Exchange Contracts
Foreign Currency Contracts — 94 — 94
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 322 — 322
Futures** 259 — — 259
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (398) — (398)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (761) — (761)
Futures** (336) — — (336)
Written Interest Rate Swaptions — (726) — (726)
Written Options (266) — — (266)
International Equity Fund
Common Stocks
Basic Materials — 3,046 — 3,046
Communications 5,379 25,739 — 31,118
Consumer, Cyclical 19,768 38,685 — 58,453
Consumer, Non-cyclical — 36,731 — 36,731
Energy 23,403 — — 23,403
Financial — 64,244 — 64,244
Industrial — 28,477 — 28,477
Technology — 37,787 — 37,787
Investment Companies* 1,630 — — 1,630
Total investments in securities $ 50,180 $ 234,709 $ — $ 284,889
LargeCap Growth Fund I
Common Stocks
Basic Materials 9,949 — — 9,949
Communications 1,951,349 — — 1,951,349
Consumer, Cyclical 607,681 — — 607,681
Consumer, Non-cyclical 1,668,188 — — 1,668,188
Energy 37,270 — — 37,270
Financial 815,024 — — 815,024
Industrial 551,295 — — 551,295
Technology 4,307,770 — 2,967 4,310,737
Utilities 3,014 — — 3,014
Convertible Preferred Stocks
Basic Materials — — 2,026 2,026
Consumer, Cyclical — — 3,009 3,009
Technology — — 3,794 3,794
Investment Companies* 314,603 — — 314,603
Total investments in securities $ 10,266,143 $ — $ 11,796 $ 10,277,939
Derivative Liabilities
Equity Contracts
Futures** (346) — — (346)
LargeCap S&P 500 Index Fund
Common Stocks* 8,069,507 — — 8,069,507
Investment Companies* 311,970 — — 311,970
Total investments in securities $ 8,381,477 $ — $ — $ 8,381,477
Derivative Liabilities
Equity Contracts
Futures** (1,103) — — (1,103)

July 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Value Fund III
Common Stocks
Basic Materials $ 118,488 $ — $ — $ 118,488
Communications 139,010 — — 139,010
Consumer, Cyclical 375,484 — — 375,484
Consumer, Non-cyclical 736,494 — — 736,494
Energy 331,756 — — 331,756
Financial 730,151 — — 730,151
Industrial 507,223 — — 507,223
Technology 494,010 — — 494,010
Utilities 194,266 — — 194,266
Investment Companies* 143,744 — — 143,744
Total investments in securities $ 3,770,626 $ — $ — $ 3,770,626
Derivative Liabilities
Equity Contracts
Futures** (687) — — (687)
MidCap Fund
Common Stocks
Basic Materials 177,247 3 — 177,250
Communications 777,827 — — 777,827
Consumer, Cyclical 6,642,685 — — 6,642,685
Consumer, Non-cyclical 699,985 — — 699,985
Financial 7,735,405 — — 7,735,405
Industrial 4,761,538 — — 4,761,538
Technology 4,524,072 — — 4,524,072
Utilities 866,118 — — 866,118
Investment Companies* 5,763 — — 5,763
Total investments in securities $ 26,190,640 $ 3 $ — $ 26,190,643
MidCap Growth Fund
Common Stocks* 202,051 — — 202,051
Investment Companies* 3,651 — — 3,651
Total investments in securities $ 205,702 $ — $ — $ 205,702
MidCap Growth Fund III
Common Stocks* 656,942 — — 656,942
Investment Companies* 14,741 — — 14,741
Total investments in securities $ 671,683 $ — $ — $ 671,683
Derivative Assets
Equity Contracts
Futures** 106 — — 106
MidCap S&P 400 Index Fund
Common Stocks* 1,276,423 — — 1,276,423
Investment Companies* 26,615 — — 26,615
Total investments in securities $ 1,303,038 $ — $ — $ 1,303,038
Derivative Assets
Equity Contracts
Futures** 737 — — 737
MidCap Value Fund I
Common Stocks
Basic Materials 180,228 — — 180,228
Communications 97,107 — — 97,107
Consumer, Cyclical 386,744 — — 386,744
Consumer, Non-cyclical 532,782 — — 532,782
Energy 218,591 — — 218,591
Financial 783,294 — — 783,294
Industrial 611,504 — — 611,504
Technology 244,521 — — 244,521

July 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Value Fund I (continued)
Common Stocks (continued)
Utilities $ 110,682 $ — $ — $ 110,682
Investment Companies* 64,746 — — 64,746
Total investments in securities $ 3,230,199 $ — $ — $ 3,230,199
Derivative Assets
Equity Contracts
Futures** 627 — — 627
Overseas Fund
Common Stocks
Basic Materials — 171,516 — 171,516
Communications — 50,266 — 50,266
Consumer, Cyclical 2,613 169,214 — 171,827
Consumer, Non-cyclical 821 496,981 — 497,802
Diversified — 154 — 154
Energy 40,868 133,927 — 174,795
Financial 4,527 468,309 — 472,836
Industrial 20,423 404,131 — 424,554
Technology 6,022 164,356 — 170,378
Utilities — 139,686 — 139,686
Investment Companies* 92,524 — — 92,524
Preferred Stocks
Consumer, Cyclical — 19,000 — 19,000
Consumer, Non-cyclical — 28,332 — 28,332
Total investments in securities $ 167,798 $ 2,245,872 $ — $ 2,413,670
Derivative Assets
Equity Contracts
Futures** 180 — — 180
Principal Capital Appreciation Fund
Common Stocks* 4,574,127 — — 4,574,127
Investment Companies* 48,266 — — 48,266
Total investments in securities $ 4,622,393 $ — $ — $ 4,622,393
Principal LifeTime 2015 Fund
Investment Companies* 242,763 — — 242,763
Total investments in securities $ 242,763 $ — $ — $ 242,763
Principal LifeTime 2020 Fund
Investment Companies* 2,391,187 — — 2,391,187
Total investments in securities $ 2,391,187 $ — $ — $ 2,391,187
Principal LifeTime 2025 Fund
Investment Companies* 1,596,278 — — 1,596,278
Total investments in securities $ 1,596,278 $ — $ — $ 1,596,278
Principal LifeTime 2030 Fund
Investment Companies* 5,523,278 — — 5,523,278
Total investments in securities $ 5,523,278 $ — $ — $ 5,523,278
Principal LifeTime 2035 Fund
Investment Companies* 1,977,479 — — 1,977,479
Total investments in securities $ 1,977,479 $ — $ — $ 1,977,479
Principal LifeTime 2040 Fund
Investment Companies* 4,724,560 — — 4,724,560
Total investments in securities $ 4,724,560 $ — $ — $ 4,724,560
Principal LifeTime 2045 Fund
Investment Companies* 1,664,906 — — 1,664,906
Total investments in securities $ 1,664,906 $ — $ — $ 1,664,906

July 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2050 Fund
Investment Companies* $ 3,294,181 $ — $ — $ 3,294,181
Total investments in securities $ 3,294,181 $ — $ — $ 3,294,181
Principal LifeTime 2055 Fund
Investment Companies* 1,100,783 — — 1,100,783
Total investments in securities $ 1,100,783 $ — $ — $ 1,100,783
Principal LifeTime 2060 Fund
Investment Companies* 1,042,025 — — 1,042,025
Total investments in securities $ 1,042,025 $ — $ — $ 1,042,025
Principal LifeTime 2065 Fund
Investment Companies* 207,854 — — 207,854
Total investments in securities $ 207,854 $ — $ — $ 207,854
Principal LifeTime 2070 Fund
Investment Companies* 35,207 — — 35,207
Total investments in securities $ 35,207 $ — $ — $ 35,207
Principal LifeTime Hybrid 2015 Fund
Investment Companies* 304,370 — — 304,370
Total investments in securities $ 304,370 $ — $ — $ 304,370
Principal LifeTime Hybrid 2020 Fund
Investment Companies* 534,732 — — 534,732
Total investments in securities $ 534,732 $ — $ — $ 534,732
Principal LifeTime Hybrid 2025 Fund
Investment Companies* 849,011 — — 849,011
Total investments in securities $ 849,011 $ — $ — $ 849,011
Principal LifeTime Hybrid 2030 Fund
Investment Companies* 937,965 — — 937,965
Total investments in securities $ 937,965 $ — $ — $ 937,965
Principal LifeTime Hybrid 2035 Fund
Investment Companies* 689,757 — — 689,757
Total investments in securities $ 689,757 $ — $ — $ 689,757
Principal LifeTime Hybrid 2040 Fund
Investment Companies* 744,238 — — 744,238
Total investments in securities $ 744,238 $ — $ — $ 744,238
Principal LifeTime Hybrid 2045 Fund
Investment Companies* 460,569 — — 460,569
Total investments in securities $ 460,569 $ — $ — $ 460,569
Principal LifeTime Hybrid 2050 Fund
Investment Companies* 414,516 — — 414,516
Total investments in securities $ 414,516 $ — $ — $ 414,516
Principal LifeTime Hybrid 2055 Fund
Investment Companies* 253,635 — — 253,635
Total investments in securities $ 253,635 $ — $ — $ 253,635

July 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2060 Fund
Investment Companies* $ 132,051 $ — $ — $ 132,051
Total investments in securities $ 132,051 $ — $ — $ 132,051
Principal LifeTime Hybrid 2065 Fund
Investment Companies* 41,192 — — 41,192
Total investments in securities $ 41,192 $ — $ — $ 41,192
Principal LifeTime Hybrid 2070 Fund
Investment Companies* 3,596 — — 3,596
Total investments in securities $ 3,596 $ — $ — $ 3,596
Principal LifeTime Hybrid Income Fund
Investment Companies* 143,813 — — 143,813
Total investments in securities $ 143,813 $ — $ — $ 143,813
Principal LifeTime Strategic Income Fund
Investment Companies* 801,488 — — 801,488
Total investments in securities $ 801,488 $ — $ — $ 801,488
Real Estate Securities Fund
Common Stocks* 6,255,675 — — 6,255,675
Investment Companies* 52,949 — — 52,949
Total investments in securities $ 6,308,624 $ — $ — $ 6,308,624
SAM Balanced Portfolio
Investment Companies* 4,610,995 — — 4,610,995
Total investments in securities $ 4,610,995 $ — $ — $ 4,610,995
SAM Conservative Balanced Portfolio
Investment Companies* 1,856,073 — — 1,856,073
Total investments in securities $ 1,856,073 $ — $ — $ 1,856,073
SAM Conservative Growth Portfolio
Investment Companies* 3,199,573 — — 3,199,573
Total investments in securities $ 3,199,573 $ — $ — $ 3,199,573
SAM Flexible Income Portfolio
Investment Companies* 2,382,545 — — 2,382,545
Total investments in securities $ 2,382,545 $ — $ — $ 2,382,545
SAM Strategic Growth Portfolio
Investment Companies* 2,262,583 — — 2,262,583
Total investments in securities $ 2,262,583 $ — $ — $ 2,262,583
Short-Term Income Fund
Bonds* — 2,766,434 — 2,766,434
Investment Companies* 146,776 — — 146,776
U.S. Government & Government Agency Obligations* — 194,366 — 194,366
Total investments in securities $ 146,776 $ 2,960,800 $ — $ 3,107,576
Derivative Assets
Interest Rate Contracts
Futures** 3,629 — — 3,629
SmallCap Fund
Common Stocks* 1,626,738 — — 1,626,738
Investment Companies* 22,751 — — 22,751
Total investments in securities $ 1,649,489 $ — $ — $ 1,649,489

July 31, 2024 (unaudited)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Growth Fund I
Common Stocks
Basic Materials $ 72,248 $ — $ — $ 72,248
Communications 86,927 — — 86,927
Consumer, Cyclical 208,149 — — 208,149
Consumer, Non-cyclical 731,398 — 2 731,400
Energy 96,039 — — 96,039
Financial 211,937 — — 211,937
Industrial 576,001 — — 576,001
Technology 466,879 — — 466,879
Utilities 884 — — 884
Investment Companies* 132,319 — — 132,319
Total investments in securities $ 2,582,781 $ — $ 2 $ 2,582,783
Derivative Assets
Equity Contracts
Futures** 162 — — 162
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 52,512 — — 52,512
Communications 48,787 — — 48,787
Consumer, Cyclical 197,070 — — 197,070
Consumer, Non-cyclical 220,321 — — 220,321
Energy 73,444 — — 73,444
Financial 336,480 — — 336,480
Industrial 210,318 — — 210,318
Technology 87,453 — — 87,453
Utilities 26,287 — — 26,287
Investment Companies* 33,949 — — 33,949
Total investments in securities $ 1,286,621 $ — $ — $ 1,286,621
Derivative Assets
Equity Contracts
Futures** 2,070 — — 2,070
SmallCap Value Fund II
Common Stocks
Basic Materials 71,953 — — 71,953
Communications 14,578 — — 14,578
Consumer, Cyclical 259,444 — — 259,444
Consumer, Non-cyclical 202,862 — 5 202,867
Energy 113,728 — — 113,728
Financial 490,518 — — 490,518
Government 93 — — 93
Industrial 257,400 — — 257,400
Technology 67,299 — — 67,299
Utilities 50,416 — — 50,416
Investment Companies* 71,832 — — 71,832
Total investments in securities $ 1,600,123 $ — $ 5 $ 1,600,128
Derivative Assets
Equity Contracts
Futures** 364 — — 364
Tax-Exempt Bond Fund
Investment Companies* 485 — — 485
Municipal Bonds* — 585,657 — 585,657
Total investments in securities $ 485 $ 585,657 $ — $ 586,142
Fund Asset Type
Fair Value as of
July 31, 2024 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to valuation
if input had
increased
Diversified Income Fund
Bonds $ 60,983 Yield Analysis Yield to Maturity 12.5% – 15.1% (14.2%) Increase

July 31, 2024 (unaudited)

*Unobservable inputs were weighted by the relative fair value of the instruments.
**During the period, the valuation technique for SportsNet New York changed from yield analysis to Enterprise Valuation Model driven by both EBITDA Multiples and Discount
Rates.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
The Funds' Schedules of Investments as of July 31, 2024 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund Asset Type
Fair Value as of
July 31, 2024 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to valuation
if input had
increased
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
19,128 Enterprise Valuation Model EBITDA Multiples** 6.3x Increase
— Discounted Cash Flow Discount Rate 12.0% Decrease
Common Stocks 45,782 Enterprise Valuation Model EBITDA Multiples 4.9 – 9.0x (6.2x) Increase
— Discounted Cash Flow Discount Rate 14.2% – 17.2% (15.3%) Decrease
1,571 Liquidation Analysis Discount Rate 56.8% Decrease
9 Market Quotations Broker Quote $ 0.10-1.00 ($0.47) Increase
Senior Floating Rate Interests 4,510 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
Total $ 131,983
Fund
Value as
of October
31, 2023
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
July 31, 2024
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
July 31, 2024
Diversified Income Fund
Bonds $ 80,444 $ — $ (45) $ 2,504 $ (2,792) $ — $ — $ 80,111 $ (311)
Common Stock 41,860 — 5,202 300 — — — 47,362 5,201
Senior Floating Rate Interests 4,510 — — — — — — 4,510 1
Total
$ 126,814 $ — $ 5,157 $ 2,804 $ (2,792) $ — $ — $ 131,983 $ 4,891